SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A
REGISTRATION STATEMENT (No. 2-83672)
  UNDER THE SECURITIES ACT OF 1933 [X]
 Pre-Effective Amendment No.
 Post-Effective Amendment No. 58            [X]
and
REGISTRATION STATEMENT (No. 811-3737)
 UNDER THE INVESTMENT COMPANY ACT OF 1940    [X]
 Amendment No.  58 [X]
Fidelity Advisor Series IV Trust
(Exact Name of Registrant as Specified in Charter)
82 Devonshire St., Boston, Massachusetts 02109
(Address Of Principal Executive Offices)  (Zip Code)
Registrant's Telephone Number:  617-570-7000
Arthur S. Loring, Secretary
82 Devonshire Street
Boston, Massachusetts 02109
(Name and Address of Agent for Service)
It is proposed that this filing will become effective
 (  ) immediately upon filing pursuant to paragraph (b).
 (  ) on (                               ) pursuant to paragraph (b).
 (  ) 60 days after filing pursuant to paragraph (a)(1).
 (X) on (February 28, 1997) pursuant to paragraph (a)(1) of Rule 485.
 (  ) 75 days after filing pursuant to paragraph (a)(2).
 (  ) on (            ) pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box:
 ( ) this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Registrant has filed a declaration pursuant to Rule 24f-2 under the Investment Company Act of 1940 and intends to file the Notice required by such Rule before January 30, 1997.
FIDELITY ADVISOR CLASS A, CLASS T & CLASS B PROSPECTUS

CROSS REFERENCE SHEET
FORM N-1A

ITEM NUMBER   PROSPECTUS SECTION


1            ..............................   Cover Page

2     a      ..............................   Expenses

      b,c    ..............................   *

3     a      ..............................   *

      b      ..............................   *

      c      ..............................   Performance, Appendix

      d      ..............................   Cover Page

4     a      i.............................   Charter

             ii...........................    Investment Principles and Risks; Securities and
                                              Investment Practices

      b      ..............................   Securities and Investment Practices

      c      ..............................   Who May Want to Invest; Investment Principles
                                              and Risks; Securities and Investment Practices

5     a      ..............................   Charter

      b      i.............................   Cover Page; FMR and Its Affiliates

             ii...........................    FMR and Its Affiliates; Charter; Breakdown of
                                              Expenses

             iii..........................    Expenses; Breakdown of Expenses

      c      ..............................   FMR and Its Affiliates

      d      ..............................   Charter; Breakdown of Expenses; Cover Page;
                                              FMR and Its Affiliates

      e      ..............................   FMR and its Affiliates; Breakdown of Expenses

      f      ..............................   Expenses

      g      ..............................   Expenses; FMR and Its Affiliates

      5A     ..............................   *

6     a      i.............................   Charter

             ii...........................    How to Buy Shares; How to Sell Shares; Investor
                                              Services; Transaction Details; Exchange
                                              Restrictions; Sales Charge Reductions and Waivers

             iii..........................    *

      b      .............................    FMR and Its Affiliates

      c      ..............................   Charter

      d      ..............................   Cover Page; Who May Want to Invest

      e      ..............................   Cover Page; How to Buy Shares; How to Sell
                                              Shares; Investor Services; Exchange Restrictions;
                                              Sales Charge Reductions and Waivers

      f, g   ..............................   Dividends, Capital Gains, and Taxes

7     a      ..............................   Charter; Cover Page

      b      ..............................   How to Buy Shares; Transaction Details

      c      ..............................   Sales Charge Reductions and Waivers

      d      ..............................   How to Buy Shares

      e      ..............................   Transaction Details; Breakdown of Expenses

      f      ..............................   Breakdown of Expenses

8            ..............................   How to Sell Shares; Investor Services; Transaction
                                              Details; Exchange Restrictions

9            ..............................   *


* Not Applicable



Please read this prospectus before investing, and keep it on file for future reference. It contains important information, including how each fund invests and the services available to shareholders.
   To learn more about each fund and its investments, you can obtain a copy of each fund's most recent financial report and portfolio listing, or a copy of the Statement of Additional Information (SAI) dated February 28, 1997. The SAI has been filed with the Securities and Exchange Commission
(SEC) and is available along with other related materials on the SEC's
Internet Web site (http://www.sec.gov)    . The SAI is incorporated herein
by reference (legally forms a part of the prospectus). For a free copy of either document, contact Fidelity Distributors Corporation (FDC), 82 Devonshire Street, Boston, MA 02109, or your investment professional.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR
OBLIGATIONS OF, OR GUARANTEED BY, ANY
DEPOSITORY INSTITUTION. SHARES ARE NOT
INSURED BY THE FDIC, FEDERAL RESERVE
BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT
TO INVESTMENT RISKS, INCLUDING POSSIBLE
LOSS OF PRINCIPAL AMOUNT INVESTED.
HIGH YIELD, STRATEGIC INCOME, AND HIGH INCOME MUNICIPAL MAY EACH INVEST WITHOUT LIMITATION IN LOWER-QUALITY DEBT SECURITIES, SOMETIMES CALLED "JUNK BONDS." INVESTORS SHOULD CONSIDER THAT THESE SECURITIES CARRY GREATER RISKS, SUCH AS THE RISK OF DEFAULT, THAN OTHER DEBT SECURITIES. REFER TO "INVESTMENT PRINCIPLES AND RISKS" ON PAGE 23 FOR FURTHER INFORMATION.

LIKE ALL MUTUAL FUNDS, THESE
SECURITIES HAVE NOT BEEN APPROVED OR
DISAPPROVED BY THE SECURITIES AND
EXCHANGE COMMISSION OR ANY STATE
SECURITIES COMMISSION, NOR HAS THE
SECURITIES AND EXCHANGE COMMISSION
OR ANY STATE SECURITIES COMMISSION
PASSED UPON THE ACCURACY OR
ADEQUACY OF THIS PROSPECTUS. ANY
REPRESENTATION TO THE CONTRARY IS A
CRIMINAL OFFENSE.
ACOM-pro-0297
   FIDELITY ADVISOR FUNDS
CLASS A, CLASS T, AND CLASS B

GROWTH FUNDS:  Classes
   Fidelity Advisor TechnoQuant(trademark) Growth Fund A,T,B
Fidelity Advisor Mid Cap Fund  A,T,B
   Fidelity Advisor Equity Growth Fund A,T,B
Fidelity Advisor Growth Opportunities Fund A,T,B      Fidelity Advisor
Strategic Opportunities Fund A,T,B Fidelity Advisor Large Cap Fund A,T,B GROWTH AND INCOME FUNDS:
   Fidelity Advisor Growth & Income Fund     A,T,B
Fidelity Advisor Equity Income Fund A,T,B     Fidelity Advisor Balanced
Fund   A,T,B
(formerly Advisor Income & Growth Fund)
TAXABLE INCOME FUNDS:
Fidelity Advisor High Yield Fund  A,T,B
Fidelity Advisor Strategic Income Fund A,T,B
   Fidelity Advisor Mortgage Securities Fund A,T,B
Fidelity Advisor Government Investment Fund A,T,B
Fidelity Advisor Intermediate Bond Fund A,T,B
Fidelity Advisor Short Fixed-Income Fund A,T
MUNICIPAL FUNDS:
Fidelity Advisor High Income Municipal fund A,T,B
   Fidelity Advisor Municipal Bond Fund A,T,B
Fidelity Advisor Intermediate Municipal Income  A,T,B
Fund
Fidelity Advisor Short-Intermediate Municipal  A,T
Income Fund
STATE MUNICIPAL FUNDS:
Fidelity Advisor California Municipal Income  A,T,B
Fund
Fidelity Advisor New York Municipal Income Fund A,T,B

PROSPECTUS
   FEBRUARY 28, 1997(FIDELITY_LOGO_GRAPHIC) 82 DEVONSHIRE STREET, BOSTON,
MA 02109
CONTENTS



KEY FACTS             3    WHO MAY WANT TO INVEST

                      3    EXPENSES Each class's sales charge (load) and its yearly
                           operating expenses.

                      12 FINANCIAL HIGHLIGHTS A summary of each fund's financial data.

                      13   PERFORMANCE How each fund has done over time.

THE FUNDS IN DETAIL   21   CHARTER How each fund is organized.

                      23 INVESTMENT PRINCIPLES AND RISKS Each fund's overall approach to investing.

                      33 BREAKDOWN OF EXPENSES How operating costs are calculated and what they include.

YOUR ACCOUNT          37   TYPES OF ACCOUNTS Different ways to set up your
                           account, including tax-sheltered retirement plans.

                      38 HOW TO BUY SHARES Opening an account and making additional investments.

                      39 HOW TO SELL SHARES Taking money out and closing your account.

                      41 INVESTOR SERVICES Services to help you manage your account.

SHAREHOLDER AND       43   DIVIDENDS, CAPITAL GAINS, AND TAXES
ACCOUNT POLICIES

                      44 TRANSACTION DETAILS Share price calculations and the timing of purchases and redemptions.

                      48   EXCHANGE RESTRICTIONS

                      48   SALES CHARGE REDUCTIONS AND WAIVERS

                      50   APPENDIX A

                      52   APPENDIX B


KEY FACTS


WHO MAY WANT TO INVEST
   Class A, Class T, and Class B shares are offered to investors who engage an investment professional for investment advice.
   TechnoQuant(trademark) Growth, Mid Cap, Equity Growth, Growth Opportunities, Strategic Opportunities, Large Cap, Growth & Income, Equity Income, Balanced, High Yield, Mortgage Securities, Government
Investment, Intermediate Bond, Short Fixed-Income, High Income
   Municipal, Municipal Bond, and Intermediate Municipal Income     are
diversified funds.
   Strategic Income, Short-Intermediate Munic    ipal Income, California
Municipal Income, and New York Municipal Income are non-diversified funds. Non-diversified funds may invest a greater portion of their assets in securities of individual issuers than diversified funds. As a result, changes in the market value of a single issuer could cause greater fluctuations in share value than would occur in a more diversified fund.
   TechnoQuant Growth, Mid Cap, Equity Growth, Growth Opportunities, Strategic Opportunities, Large Cap, Growth & Income, Equity Income, and Balanced are designed for investors who are willing to ride out stock
market fluctuations in pursuit of potentially high     long-term
returns.    TechnoQuant Growth, Mid Cap, Equity Growth, Growth
Opportunities, Strategic Opportunities, and Large Cap are designed for investors who want to be invested in the stock market for its long-term growth potential. These funds invest for growth and do not pursue income. Growth & Income, Equity Income, and Balanced are designed for those investors who seek a combination of growth and income from equity and some
bond investment    s.
   TechnoQuant Growth is designed to provide an alternative to more traditional styles of investing for growth-oriented investors. The fund utilizes computer-aided quantitative analysis emphasizing technical factors, such as historical price and volume relationships.
High Yield and Strategic Income a    re designed for investors who want
high current income with some potential for capital growth from a portfolio
of debt instruments with a focus on lower-quality    debt securities and
income-producing equity securities    .  These funds may be appropriate for
long-term, aggressive investors who understand the potential risks and rewards of investing in lower-quality debt securities, including defaulted securities.
   Mortgage Securities is designed for investors who seek high current income from a portfolio of mortgage-related securities of all types. Government Investment is designed for investors who seek high current income from a portfolio of U.S. Government securities in a manner consistent with preserving principal.
Intermediate Bond and Short Fixed-Income are designed for investors who seek high current income from a portfolio of investment-grade debt securities consistent with capital preservation.
High Income Municipal,    Municipal Bond,     Intermediate Municipal
Income, and Short-Intermediate Municipal Income are designed for investors in higher tax brackets who seek high current income that is free from
federal income tax.    Municipal Bond,     Intermediate Municipal Income
and Short-Intermediate Municipal Income also invest consistent with consideration of capital preservation. High Income Municipal focuses on lower-quality debt securities and may be appropriate for long-term, aggressive investors who understand the potential risks and rewards of investing in lower-quality debt securities, including defaulted securities. California Municipal Income is designed for investors in higher tax brackets who seek high current income that is free from federal and California personal income taxes. New York Municipal Income is designed for investors in higher tax brackets who seek high current income that is free from federal and New York State and City personal income taxes.
The value of each fund's investments and, as applicable, the income they generate, will vary from day to day, and generally reflect changes in market conditions, interest rates and other company, political, and economic news. In the short term, stock prices can fluctuate dramatically in response to these factors. The securities of small, less well-known
companies may be more volatile than those of larger companies.     Bond
values fluctuate based on changes in interest rates and the credit quality of the issuer, and may be subject to prepayment risk, which can limit their price appreciation potential in periods of declining interest rates.
Over time, however, stocks, although more volatile, have shown greater growth potential than other types of securities. Investments in foreign securities may involve risks in addition to those of U.S. investments, including increased political and economic risk, as well as exposure to currency fluctuations.
   In addition, Strategic Income may also be appropriate for investors who
want to pursue their investment goals in markets outside of     the United
States. By including international investments in your portfolio, you can achieve additional diversification and participate in growth opportunities around the world.
Each fund is not in itself a balanced investment plan. You should consider your investment objective and tolerance for risk when making an investment decision. When you sell your fund shares, they may be worth more or less than what you paid for them.
Each fund is composed of multiple classes of shares. All classes of a fund have a common investment objective and investment portfolio. Class A and
Class T shares have a front-end sales charge and pay a distribution    fee.
    Class T shares may be subject to a contin   gent deferred sales charge
(CDSC) . Class B shares do not have a front-end sales charge, but do have a CDSC, and pay a distribution fee and a shareholder service fee. Institutional Class shares have no sales charge and do not pay a
distribution fee or a shareholder service fee, but ar   e only
    available to certain types of investors. See "Sales Charge Reductions and Waivers," page , for Institutional Class eligibility information.
You may obtain more information about Institutional Class shares, which are not offered through this prospectus, by calling 1-800-843-3001 or from your investment professional. Contact your investment professional to discuss which class is appropriate for you.
In determining which class of shares is the most appropriate for you, you should consider, among other factors, the length of time you intend to hold your shares. In general, because of its higher front-end load, Class A shares have higher costs than Class T for a short holding period and, because of their lower 12b-1 fees, lower costs than Class T for a longer holding period. If you are planning to invest a significant amount either at one time or through a regular investment program, you should consider the reduced sales charges available on Class A and Class T shares. If you prefer not to pay a front-end sales charge and plan to hold your shares for
more    than three or six years,     as applicable, you should consider
Class B shares. While Class B shares are subject to higher ongoing expenses, they are sold without a front-end sales charge so your entire purchase amount is immediately invested. However, if you sell your Class B shares within three or six years, as applicable, you will normally pay a CDSC that varies depending on how long you have held your shares.
EXPENSES
SHAREHOLDER TRANSACTION EXPENSES    are charges you may pay when you buy or
sell shares of a fund. In addition, you may be charged an annual account maintenance fee if your account balance falls below $2,500. Lower front-end
sales cha    rges may be available with purchases of $50,000 or more. See
"Transaction Details," page , for an explanation of how and when these charges apply.
A CDSC is imposed on Class B shares only if you redeem Class B shares
within three years of purchase for Intermediate Bond and    Intermediate
Municipal Income, or within six years     of purchase for all other funds.
See "Transaction Details," page , for information about the CDSC.

      Clas         Clas         Clas
      s A          s T          s B

   Maximum sales charge (as a % of           5.25         3.50         None
   offering price) on purchases of:          %            %
   TechnoQuant Growth, Mid Cap,
   Equity Growth, Growth
   Opportunities, Strategic
   Opportunities, Large Cap, Growth &
   Income, Equity Income, and
   Balanced (the Equity Funds)




   Maximum sales charge (as a % of           4.25         3.50         None
   offering price) on purchases of:          %            %
   High Yield, Strategic Income,
   Mortgage Securities, Government
   Investment, High Income Municipal,
   Municipal Bond, California
   Municipal Income, and New York
   Municipal Income (the Bond Funds)



   Maximum sales charge (as a % of            3.25         2.75         None
   offering price) on purchases of            %            %
   Intermediate Bond and
   Intermediate Municipal Income  (the
   Intermediate-Term Bond Funds)





                                          Clas         Clas         Clas
                                          s A          s T          s B

   Maximum sales charge (as a % of        1.50         1.50         None
   offering price) on purchases           %            %
   of:Short-Fixed Income and
   Short-Intermediate Municipal
   Income (the Short-Term Bond
   Funds)




   Maximum CDSC for all funds that          None         None         5.00%
   offer Class B shares (except                          [A]          [B]
   Intermediate-Term Bond Funds)

   (as a % of the lesser of original
   purchase price or redemption
   proceeds)


   Maximum CDSC for the                      None         None         3.00%
   Intermediate-Term Bond
                                [A]          [C]
   Funds (as a % of the lesser of the

   original purchase price or
   redemption proceeds)


Maximum sales charge on    None         None         None
reinvested distributions


   Redemption fee       None         None         None

Exchange fee   None         None         None

Annual account maintenance fee   $12.0         $12.0         $12.00
(for accounts under $2,500)      0             0

[A] A CONTINGENT DEFERRED SALES CHARGE CHARGE OF 0.25% IS ASSESSED ON CERTAIN REDEMPTIONS OF CLASS T SHARES THAT WERE PURCHASED WITHOUT AN INITIAL SALES CHARGE. SEE "TRANSACTION DETAILS", PAGE__.
   [B] DECLINES OVER 6 YEARS FROM 5.00% TO 0%.
[C] DECLINES OVER 3 YEARS FROM 3.00% TO 0%.

        ANNUAL OPERATING EXPENSES    are paid out of each fund's assets.
Each fund pays a management fee to Fidelity Management & Research Company
(FMR) that, for Growth Opportunities and Strategic Opportunities, varies
based on performance.     Each fund also incurs other expenses for services
such as maintaining shareholder records and furnishing shareholder statements and financial reports.
   12b-1 f    ees for Class A, Class T, and Class B include a distribution fee and, for Class B, a shareholder service fee. Distribution fees are paid
by each class of each fund to    FDC for services and expenses in
connection with the distribution of the applicable class's shares. Shareholder service fees are paid by Class B to investment professionals for services and expenses incurred in connection with providing personal service and/or maintenance of Class B shareholder accounts. Long-term shareholders may pay more than the economic equivalent of the maximum sales charges permitted by the National Association of Securities Dealers,
Inc., due to 12b-1     fees.
Each class's expenses are factored into its share price or dividends and are not charged directly to shareholder accounts (see "Breakdown of Expenses" on page ).
   The tables beginning below are figures based on estimated or historical expenses of each class of each fund, adjusted to reflect current fees, and are calculated as a percentage of average net assets of the applicable
class of each fund.     A    portion of the brokerage commissions that
certain of the funds pay is used to reduce fund expenses. In addition, each fund has entered into arrangements with its custodian and transfer agent whereby interest earned on uninvested cash balances is used to reduce
custodian     and transfer agent expenses.    Including these reductions,
the total operating expenses presented in the tables beginning below for the applicable class would have been:


                                                                 Class A  Class T  Class B

Mid Cap

Equity Growth

Growth Opportunities

Strategic Opportunities

Large Cap

Equity Income

Balanced


EQUITY FUNDS

                       Operating Expenses                        Class    Class T   Class B
                                                                 A

TECHNOQUANT GROWTH     Management fee                            [A]      [A]       [A]

                       12b-1 fee (including 0.25% Shareholder
                       Service Fee for Class B shares)

                       Other expenses                            [A]      [A]       [A]

                       Total operating expenses

MID CAP                Management fee                            [A]      [A]       [A]

                       12b-1 fee (including 0.25% Shareholder
                       Service Fee for Class B shares)

                       Other expenses                            [A]      [A]       [A]

                       Total operating expenses

EQUITY GROWTH          Management fee (after fee reduction)[B]

                       12b-1 fee (including 0.25% Shareholder
                       Service Fee for Class B shares)

                       Other expenses                            [A]                [A]

                       Total operating expenses

GROWTH OPPORTUNITIES   Management fee

                       12b-1 fee (including 0.25% Shareholder
                       Service Fee for Class B shares)

                       Other expenses                            [A]                [A]

                       Total operating expenses


[A] BASED ON ESTIMATED EXPENSES FOR FIRST YEAR.
[B] EFFECTIVE AUGUST 1, 1994, FMR VOLUNTARILY AGREED TO IMPLEMENT A MANAGEMENT FEE REDUCTION. THE INDIVIDUAL FUND FEE RATE WAS REDUCED FROM 0.33% TO 0.30%. IF THIS AGREEMENT WAS NOT IN EFFECT, THE MANAGEMENT FEE WOULD BE ___% AND TOTAL OPERATING EXPENSES WOULD BE __ % ____% , AND___% FOR CLASS A,CLASS T, AND CLASS B RESPECTIVELY.

                           Operating Expenses                        Class    Class T   Class B
                                                                     A

STRATEGIC OPPORTUNITIES    Management fee

                           12b-1 fee (including 0.25% Shareholder
                           Service Fee for Class B shares)

                           Other expenses                            [A]

                           Total operating expenses

LARGE CAP                  Management fee                            [A]      [A]       [A]

                           12b-1 fee (including 0.25% Shareholder
                           Service Fee for Class B shares)

                           Other expenses                            [A]      [A]       [A]

                           Total operating expenses

GROWTH & INCOME            Management fee                            [A]      [A]       [A]

                           12b-1 fee (including 0.25% Shareholder
                           Service Fee for Class B shares)

                           Other expenses                            [A]      [A]       [A]

                           Total operating expenses

EQUITY INCOME              Management fee

                           12b-1 fee (including 0.25% Shareholder
                           Service Fee for Class B shares)

                           Other expenses                            [A]

                           Total operating expenses


BALANCED                   Management fee (after fee reduction)[C]

                           12b-1 fee (including 0.25% Shareholder
                           Service Fee for Class B shares)

                           Other expenses                            [A]                 [A]


                           Total operating expenses

[A] BASED ON ESTIMATED EXPENSES FOR FIRST YEAR.
[C] EFFECTIVE AUGUST 1, 1996, FMR VOLUNTARILY AGREED TO IMPLEMENT A MANAGEMENT FEE REDUCTION. THE INDIVIDUAL FUND FEE RATE WAS REDUCED FROM 0.20% TO 0.15%. IF THIS AGREEMENT WAS NOT IN EFFECT, THE MANAGEMENT FEE WOULD BE ___% AND TOTAL OPERATING EXPENSES WOULD BE ___% ___% , AND ___% FOR CLASS A, CLASS T, AND CLASS B RESPECTIVELY.

TAXABLE INCOME FUNDS


                        Operating Expenses                        Class    Class T   Class B
                                                                  A

HIGH YIELD              Management fee

                        12b-1 fee (including 0.25% Shareholder
                        Service Fee for Class B shares)

                        Other expenses                            [A]

                        Total operating expenses

STRATEGIC INCOME        Management fee

                        12b-1 fee (including 0.25% Shareholder
                        Service Fee for Class B shares)

                        Other expenses                            [A]

                        Total operating expenses

MORTGAGE SECURITIES     Management fee

                        12b-1 fee (including 0.25% Shareholder
                        Service Fee for Class B shares)

                        Other expenses                            [A]      [A]       [A]

                        Total operating expenses

GOVERNMENT INVESTMENT   Management fee

                        12b-1 fee (including 0.25% Shareholder
                        Service Fee for Class B shares)

                        Other expenses                            [A]

                        Total operating expenses

INTERMEDIATE BOND       Management fee

                        12b-1 fee (including 0.25% Shareholder
                        Service Fee for Class B shares)

                        Other expenses                            [A]

                        Total operating expenses

SHORT FIXED-INCOME      Management fee                                               *

                        12b-1 fee (Distribution fee)                                 *

                        Other expenses                            [A]                *

                        Total operating expenses                                     *


* FUND DOES NOT OFFER CLASS B SHARES.
[A] BASED ON ESTIMATED EXPENSES FOR FIRST YEAR.

MUNICIPAL FUNDS


                                       Operating Expenses                        Class   Class T   Class B
                                                                                 A

HIGH INCOME MUNICIPAL                  Management fee

                                       12b-1 fee (including 0.25% Shareholder
                                       Service Fee for Class B shares)

                                       Other expenses                            [A]

                                       Total operating expenses

MUNICIPAL BOND                         Management fee

                                       12b-1 fee (including 0.25% Shareholder
                                       Service Fee for Class B shares)

                                       Other expenses                            [A]     [A]       [A]

                                       Total operating expenses

INTERMEDIATE MUNICIPAL INCOME          Management fee

                                       12b-1 fee (including 0.25% Shareholder
                                       Service Fee for Class B shares)

                                       Other expenses                            [A]

                                       Total operating expenses

SHORT-INTERMEDIATE MUNICIPAL INCOME    Management fee                                        *

                                       12b-1 fee                                             *

                                       Other expenses                            [A]         *

                                       Total operating expenses                              *



STATE MUNICIPAL FUNDS

                              Operating Expenses                        Class    Class T   Class B
                                                                        A

CALIFORNIA MUNICIPAL INCOME   Management fee                            [A]      [A]       [A]

                              12b-1 fee (including 0.25% Shareholder
                              Service Fee for Class B shares)

                              Other expenses                            [A]      [A]       [A]

                              Total operating expenses

NEW YORK MUNICIPAL INCOME     Management fee                            [A]      [A]       [A]

                              12b-1 fee (including 0.25% Shareholder
                              Service Fee for Class B shares)

                              Other expenses                            [A]      [A]       [A]

                              Total operating expenses


* FUND DOES NOT OFFER CLASS B SHARES.
[A] BASED ON ESTIMATED EXPENSES FOR FIRST YEAR.

EXPENSE TABLE EXAMPLE: You would pay the following expenses, including the maximum front-end sales charge or CDSC, as applicable, on a $1,000 investment, assuming a 5% annual return and either (1) full redemption or
(2) no redemption, at the end of each time period:


EQUITY FUNDS


                                         Examples

                                         Full Redemption                       No
                                                                               Redempt
                                                                               ion

                                         Clas              Class T   Class B   Class B
                                         s A

TECHNOQUANT GROWTH        After 1 year                               [A]

                          After 3                                    [A]
                          years

MID CAP                   After 1 year                               [A]

                          After 3                                    [A]
                          years

EQUITY GROWTH             After 1 year                               [A]

                          After 3                                    [A]
                          years

                          After 5                                    [A]
                          years

                          After 10
                          years[B]

GROWTH OPPORTUNITIES      After 1 year                               [A]

                          After 3                                    [A]
                          years

                          After 5                                    [A]
                          years

                          After 10
                          years[B]

STRATEGIC OPPORTUNITIES   After 1 year                               [A]

                          After 3                                    [A]
                          years

                          After 5                                    [A]
                          years

                          After 10
                          years[B]

LARGE CAP                 After 1 year                               [A]

                          After 3                                    [A]
                          years

GROWTH & INCOME           After 1 year                               [A]

                          After 3                                    [A]
                          years

EQUITY INCOME             After 1 year                               [A]

                          After 3                                    [A]
                          years

                          After 5                                    [A]
                          years

                          After 10
                          years [B]

BALANCED                  After 1 year                               [A]

                          After 3                                    [A]
                          years

                          After 5                                    [A]
                          years

                          After 10
                          years[B]


[A] REFLECTS DEDUCTION OF APPLICABLE CDSC.
   [B] REFLECTS CONVERSION OF CLASS B SHARES TO CLASS A SHARES AFTER SEVEN
YEARS.

TAXABLE INCOME FUNDS


                                        Examples

                                        Full Redemption                         No
                                                                                Redempt
                                                                                ion

                                        Class             Class T    Class B    Class B
                                        A

HIGH YIELD              After 1 year                                 [A]

                        After 3 years                                [A]

                        After 5 years                                [A]

                        After 10
                        years[B]

STRATEGIC INCOME        After 1 year                                 [A]

                        After 3 years                                [A]

                        After 5 years                                [A]

                        After 10
                        years[B]

MORTGAGE SECURITIES     After 1 year                                 [A]

                        After 3 years                                [A]

                        After 5 years                                [A]

                        After 10
                        years[B]

GOVERNMENT INVESTMENT   After 1 year                                 [A]

                        After 3 years                                [A]

                        After 5 years                                [A]

                        After 10
                        years[B]

INTERMEDIATE BOND       After 1 year                                 [A]

                        After 3 years                                [A]

                        After 5
                        years[C]

                        After 10
                        years[C]

SHORT FIXED-INCOME      After 1 year                                 *          *

                        After 3 years                                *          *

                        After 5 years                                *          *

                        After 10                                     *          *
                        years


* FUND DOES NOT OFFER CLASS B SHARES.
[A] REFLECTS DEDUCTION OF APPLICABLE CDSC.
[   B] REFL    ECTS CONVERSION OF CLASS B SHARES TO CLASS A SHARES AFTER
SEVEN YEARS.
[C] REFLECTS CONVERSION OF CLASS B SHARES TO CLASS A SHARES AFTER FOUR
YEARS.



MUNICIPAL FUNDS


                                               Examples

                                               Full Redemption                         No
                                                                                       Redempt
                                                                                       ion

                                               Class             Class T    Class B    Class B
                                               A

HIGH INCOME MUNICIPAL           After 1 year                                [A]

                                After 3                                     [A]
                                years

                                After 5                                     [A]
                                years

                                After 10
                                years[B]

MUNICIPAL BOND                  After 1 year                                [A]

                                After 3                                     [A]
                                years

                                After 5                                     [A]
                                years

                                After 10
                                years[B]

INTERMEDIATE MUNICIPAL INCOME   After 1 year                                 [A]

                                After 3                                      [A]
                                years

                                After 5
                                years[C]

                                After 10
                                years[C]


SHORT-INTERMEDIATE MUNICIPAL INCOME   After 1 year               *    *

                                      After 3                    *    *
                                      years

                                      After 10                   *
                                      years                      *

STATE MUNICIPAL FUNDS


                                             Examples

                                             Full Redemption                         No
                                                                                     Redempt
                                                                                     ion

                                             Class             Class T    Class B    Class B
                                             A

CALIFORNIA MUNICIPAL INCOME   After 1 year                                [A]

                              After 3                                     [A]
                              years

NEW YORK MUNICIPAL INCOME     After 1 year                                [A]

                              After 3                                     [A]
                              years

                              After 5                                     [A]
                              years

                              After 10
                              years[B]


* FUND DOES NOT OFFER CLASS B SHARES.
[A] REFLECTS DEDUCTION OF APPLICABLE CDSC.
   [B] REFLECTS CONVERSION OF CLASS B SHARES TO CLASS A SHARES AFTER SEVEN
YEARS.
[C] REFLECTS CONVERSION OF CLASS B SHARES TO CLASS A SHARES AFTER FOUR
YEARS.
THESE EXAMPLES ILLUSTRATE THE EFFECT OF EXPENSES, BUT ARE NOT MEANT TO SUGGEST ACTUAL OR EXPECTED COSTS OR RETURNS, ALL OF WHICH MAY VARY.
FMR has voluntarily agreed to reimburse Class A, Class T, and Class B of certain funds to the extent that total operating expenses as a percentage of their respective average net assets exceed the following rates:

                                Class    Effectiv   Class    Effecti   Class          Effecti
                                A        e          T        ve        B              ve
                                         Date                Date                     Date

TechnoQuant Growth               1.75    12/31/9     2.00    12/31/9    2.50          12/31/9
                                %        6          %        6         %              6

Mid Cap                          1.75    8/30/96     2.00    2/26/96    2.50          2/26/96
                                %                   %                  %

Equity Growth                    **       **         **      **         2.25          12/31/9
                                                                       %              6

Growth Opportunities             **       **         **      **

Large Cap                        1.75    8/30/96     2.00    2/26/96    2.50          2/26/96
                                %                   %                  %

Growth & Income                  1.50    12/31/9     1.75    12/31/9    2.25          12/31/9
                                %        6          %        6         %              6

Balanced                         1.50    8/30/96     1.75    1/1/96     2.25          12/31/9
                                %                   %                  %              6

High Yield                       1.25    8/30/96     1.35    7/1/95     2.00          1/1/96
                                %                   %                  %

Strategic Income                         8/30/96     1.35    10/31/9                  1/1/96
                                1.25%               %        4         2.00%

Mortgage Securities

Government                       0.90    8/30/96     1.00    7/1/95     1.65          1/1/96
Investment                      %                   %                  %

Intermediate Bond                0.90    8/30/96     1.00    7/1/95     1.65          1/1/96
                                %                   %                  %

Short Fixed--Income              0.90    8/30/96     0.90    8/30/96                  *
                                %                   %                  *

High Income Municipal            0.90    8/30/96     1.00    7/1/95    1.65%          1/1/96
                                %                   %

Municipal Bond                                       1.00    7/1/96     1.65%
                                                    %                                 7/1/96

Intermediate Municipal Income    0.90    8/30/96     1.00    7/1/95     1.65
                                %                   %                  %              1/1/96

Short-Intermediate               0.90    8/30/96     0.90    7/1/95     *              *
Municipal Income                %                   %

California Municipal Income      0.90    8/30/96     1.00    8/1/95     1.65          1/1/96
                                %                   %                  %

New York Municipal               0.90    8/30/96     1.00    8/1/95     1.65          1/1/96
Income                          %                   %                  %


* FUND DOES NOT OFFER CLASS B SHARES.
**NO REIMBURSEMENT ARRANGEMENT
If these agreements were not in effect, other expenses and total operating expenses, as a percentage of average net assets, would have been the following amounts:

                                 Other Expenses                     Total Operating  Expenses

                                 Class            Class    Class    Class                       Class    Class B
                                 A[A]             T        B        A[A]                        T

TechnoQuant Growth[A]

Mid Cap[A]

Equity Growth                     **                **     [A]      **                          **       [A]

Growth Opportunities                **               **    [A]        **                          **     [A]

Large Cap[A]

Growth & Income[A]

Balanced                                                   [A]                                           [A]

High Yield

Strategic Income


Mortgage Securities[A]

Government Investment

Intermediate Bond

Short Fixed-Income                                         *                                             *

High Income
Municipal

Municipal Bond[A]

Intermediate
Municipal Income

Short-Intermediate                                         *                                             *
Municipal Income

California Municipal Income[A]

New York Municipal Income


* FUND DOES NOT OFFER CLASS B SHARES.
**NO REIMBURSEMENT ARRANGEMENT
[A] BASED ON ESTIMATED EXPENSES FOR THE FIRST YEAR.
Expenses eligible for reimbursement do not include interest, taxes, brokerage commissions, and extraordinary expenses.
FINANCIAL HIGHLIGHTS
   The financial highlights tables that follow for certain funds and these
funds' financial statements are included in     each fund's    Annual
Report and have been audited by independent accountants________ and
___________. (TechnoQuant and Growth & Income only)     Their reports on
the financial statements and financial highlights are included in each Annual Report. TechnoQuant Growth and Growth and Income are expected to commence operations on January 2, 1997. The financial statements, the financial highlights, and the reports are incorporated by reference into the funds' SAI, which may be obtained free of charge from FDC or your investment professional.
[TABLES TO BE INSERTED LATER]
PERFORMANCE
Mutual fund performance is commonly measured as TOTAL RETURN and/or YIELD. For Growth Opportunities, Balanced, High Yield, Government Investment, Short Fixed-Income, High Income Municipal, California Municipal Income, and New York Municipal Income the fiscal year runs from November 1 to October
31. For TechnoQuant Growth, Mid Cap, Equity Growth, Large Cap, Growth & Income, Equity Income, Intermediate Bond, Intermediate Municipal Income, and Short-Intermediate Municipal Income the fiscal year runs from December 1 to November 30. For Strategic Opportunities, Strategic Income, and Municipal Bond, the fiscal year runs from January 1 to December 31. For Mortgage Securities the fiscal year runs from August 1 to July 31. The tables below show each class's performance over past fiscal years. Performance history will be available for TechnoQuant Growth and Growth & Income after the funds have been in operations for six months. For additional charts presenting each class's calendar year performance, see Appendix B, beginning on page __.

EQUITY FUNDS - CLASS A

      Average Annual Total Return F   Cumulative Total Return F

                                            Past 1 Past 5 10 Years/     Past 6    Past 1    Past 5    10 Years/
                                            year   years  Life of fund+ months    year      years     Life of fund+

MID CAP - CLASS A [C]                        n/a   n/a    n/a            n/a      n/a       n/a         %

MID CAP - CLASS A (LOAD ADJ.) [A][C]         n/a   n/a    n/a            n/a      n/a       n/a         %

EQUITY GROWTH - CLASS A[C]                   %     %      %              %        %         %           %

EQUITY GROWTH - CLASS A (LOAD ADJ.) [A][C]   %     %      %              %        %         %           %

GROWTH OPPORTUNITIES - CLASS A[B]            %     %      %              %        %         %           %

GROWTH OPPORTUNITIES - CLASS A (LOAD         %     %      %              %        %         %           %
ADJ.)[A][B]

STRATEGIC OPPORTUNITIES - CLASS A [D]        %     %      %              %        %         %           %

STRATEGIC OPPORTUNITIES - CLASS A (LOAD      %     %      %              %        %         %           %
ADJ.) [A][D]

LARGE CAP - CLASS A [C]                      n/a   n/a    n/a            n/a      n/a       n/a         %

LARGE CAP - CLASS A (LOAD ADJ.) [A][C]       n/a   n/a    n/a            n/a      n/a       n/a         %

EQUITY INCOME - CLASS A [C]                  %     %      %              %        %         %           %

EQUITY INCOME - CLASS A (LOAD ADJ.)          %     %      %              %        %         %           %
[A][C]

BALANCED - CLASS A[B]                        %     %      %              %        %         %           %

BALANCED - CLASS A (LOAD ADJ.)[A][B]         %     %      %              %        %         %           %



TAXABLE BOND FUNDS - CLASS A

      Average Annual Total Return F   Cumulative Total Return F


                                         Past 1    Past 5    10 Years/       Past 6    Past 1    Past 5    10 Years/
                                         year      years     Life of fund+   months    year      years     Life of fund+

HIGH YIELD - CLASS A[B]                  %         %         %               %         %         %         %

HIGH YIELD - CLASS A (LOAD ADJ.)[A][B]   %         %         %               %         %         %         %

STRATEGIC INCOME - CLASS A [D]           %         n/a       %         %         %         n/a       %

STRATEGIC INCOME - CLASS A (LOAD         %         n/a       %         %         %         n/a       %
ADJ.)[A][D]

MORTGAGE SECURITIES - CLASS A[E]         %         %         %         %         %         %         %

MORTGAGE SECURITIES - CLASS A            %         %         %         %         %         %         %
(LOAD ADJ.) [A][E]

GOVERNMENT INVESTMENT - CLASS A [B]      %         %         %         %         %         %         %

GOVERNMENT INVESTMENT - CLASS A          %         %         %         %         %         %         %
(LOAD ADJ.) [A][B]

INTERMEDIATE BOND - CLASS A [C]          %         %         %         %         %         %         %

INTERMEDIATE BOND  - CLASS A             %         %         %         %         %         %         %
(LOAD ADJ.) [A][C]

SHORT FIXED-INCOME - CLASS A [B]         %         %         %         %         %         %         %

SHORT FIXED-INCOME - CLASS A             %         %         %         %         %         %         %
(LOAD ADJ.)[A][B]





MUNICIPAL FUNDS - CLASS A

      Average Annual Total Return F   Cumulative Total Return F


                                         Past 1    Past 5    10 years/       Past 6    Past 1    Past 5    10 years/
                                         year      years     Life of fund+   months    year      years     Life of fund+

HIGH INCOME MUNICIPAL - CLASS A [B]      %         %         %               %         %         %         %

HIGH INCOME MUNICIPAL - CLASS A          %         %         %               %         %         %         %
(LOAD ADJ.)[A][B]

MUNICIPAL BOND - CLASS A [D]             %         %         %               %         %         %         %

MUNICIPAL BOND - CLASS A                 %         %         %               %         %         %         %
(LOAD ADJ.)[A] [D]

INTERMEDIATE MUNICIPAL INCOME - CLASS    %         %         %               %         %         %         %
A [C]

INTERMEDIATE MUNICIPAL INCOME - CLASS    %         %         %               %         %         %         %
A
(LOAD ADJ.)[A][C]

SHORT-INTERMEDIATE MUNICIPAL INCOME -    %         n/a       %               %         %         n/a       %
CLASS A [C]

SHORT-INTERMEDIATE MUNICIPAL INCOME -    %         n/a       %               %         %         n/a       %
CLASS A (LOAD ADJ.)[A][C]





STATE MUNICIPAL FUNDS - CLASS A

      Average Annual Total Return F   Cumulative Total Return F


                                         Past 1    Past 5    10 years/       Past 6    Past 1    Past 5    10 years/
                                         year      years     Life of fund+   months    year      years     Life of fund+

CALIFORNIA MUNICIPAL INCOME - CLASS A    n/a       n/a       n/a             %         n/a       n/a       %
[B]

CALIFORNIA MUNICIPAL INCOME - CLASS A    n/a       n/a       n/a             %         n/a       n/a       %
(LOAD ADJ.)[A][B]

NEW YORK MUNICIPAL INCOME - CLASS A      %         n/a       n/a             %         %         n/a       %
[B]

NEW YORK MUNICIPAL INCOME - CLASS A      %         n/a       n/a             %         %         n/a       %
(LOAD ADJ.)[A][B]



EQUITY FUNDS - CLASS T

      Average Annual Total Return F   Cumulative Total Return F


                                           Past 1 Past 5 10 Years/     Past 6 Past 1 Past 5 10 Years/
                                           year   years  Life of fund+ months year   years  Life of fund+

MID CAP - CLASS T[B]                         n/a   n/a   n/a           n/a    n/a    n/a    %

MID CAP - CLASS T (LOAD ADJ.) [A][B]         n/a   n/a   n/a           n/a    n/a    n/a    %

EQUITY GROWTH - CLASS T [C]                  %     %     %             %      %      %      %

EQUITY GROWTH - CLASS T (LOAD ADJ.) [A][C]   %     %     %             %      %      %      %

GROWTH OPPORTUNITIES - CLASS T [B]           %     %     %             %      %      %      %

GROWTH OPPORTUNITIES - CLASS T (LOAD         %     %     %             %      %      %      %
ADJ.)[A][B]

STRATEGIC OPPORTUNITIES - CLASS T            %     %     %             %      %      %      %

STRATEGIC OPPORTUNITIES - CLASS T (LOAD      %     %     %             %      %      %      %
ADJ.) [A]

LARGE CAP - CLASS T [B]                      n/a   n/a   n/a           n/a    n/a    n/a    %

LARGE CAP - CLASS T (LOAD ADJ.) [A][B]       n/a   n/a   n/a           n/a    n/a    n/a    %

EQUITY INCOME - CLASS T [C]                  %     %     %             %      %      %      %

EQUITY INCOME - CLASS T (LOAD ADJ.) [A][C]   %     %     %             %      %      %      %

BALANCED - CLASS T [B]                       %     %     %             %      %      %      %

BALANCED - CLASS T (LOAD ADJ.)[A][B]         %     %     %             %      %      %      %



TAXABLE BOND FUNDS - CLASS T

      Average Annual Total Return F   Cumulative Total Return F


                                          Past 1    Past 5    10 Years/       Past 6    Past 1    Past 5    10 Years/
                                          year      years     Life of fund+   months    year      years     Life of fund+

HIGH YIELD - CLASS T [B]                  %         %         %               %         %         %         %

HIGH YIELD - CLASS T (LOAD ADJ.)[A]][B]   %         %         %               %         %         %         %

STRATEGIC INCOME - CLASS T [D]            %          n/a      %               %         %         n/a       %

STRATEGIC INCOME - CLASS T (LOAD          %          n/a      %               %         %         n/a       %
ADJ.)[A][D]

MORTGAGE SECURITIES - CLASS T [E]         %          %        %               %         %         %         %

MORTGAGE SECURITIES - CLASS T             %          %        %               %         %         %         %
(LOAD ADJ.) [A][E]

GOVERNMENT INVESTMENT - CLASS T [B]       %          %        %               %         %         %         %

GOVERNMENT INVESTMENT - CLASS T [B]       %          %        %               %         %         %         %
(LOAD ADJ.) [A][B]

INTERMEDIATE BOND - CLASS T [C]           %          %        %               %         %         %         %

INTERMEDIATE BOND  - CLASS T              %          %        %               %         %         %         %
(LOAD ADJ.) [A] [C]

SHORT FIXED-INCOME - CLASS T [B]          %          %        %               %         %         %         %

SHORT FIXED-INCOME - CLASS T              %          %        %               %         %         %         %
(LOAD ADJ.)[A][B]



MUNICIPAL FUNDS - CLASS T

      Average Annual Total Return F   Cumulative Total Return F


                                         Past 1    Past 5    10 years/       Past 6    Past 1    Past 5    10 years/
                                         year      years     Life of fund+   months    year      years     Life of fund+

HIGH INCOME MUNICIPAL - CLASS T [B]      %         %         %               %         %         %         %

HIGH INCOME MUNICIPAL - CLASS T          %         %         %               %         %         %         %
(LOAD ADJ.)[A][B]

MUNICIPAL BOND - CLASS T [D]             %         %         %               %         %         %         %

MUNICIPAL BOND - CLASS T                 %         %         %               %         %         %         %
(LOAD ADJ.)[A][D]

INTERMEDIATE MUNICIPAL INCOME - CLASS    %         %         %               %         %         %         %
T [C]

INTERMEDIATE MUNICIPAL INCOME - CLASS    %         %         %               %         %         %         %
T
(LOAD ADJ.)[A][C]

SHORT-INTERMEDIATE MUNICIPAL INCOME -    %         n/a       %               %         %         n/a       %
CLASS T [C]

SHORT-INTERMEDIATE MUNICIPAL INCOME -    %         n/a       %               %         %         n/a       %
CLASS T (LOAD ADJ.)[A][C]




STATE MUNICIPAL FUNDS - CLASS T

      Average Annual Total Return F   Cumulative Total Return F


                                           Past 1    Past 5    10 years/       Past 6    Past 1    Past 5    10 years/
                                           year      years     Life of fund+   months    year      years     Life of fund+

CALIFORNIA MUNICIPAL INCOME - CLASS T[B]   n/a       n/a       n/a             %         n/a       n/a       %

CALIFORNIA MUNICIPAL INCOME - CLASS T      n/a       n/a       n/a             %         n/a       n/a       %
(LOAD ADJ.)[A][B]

NEW YORK MUNICIPAL INCOME - CLASS T        %         n/a       n/a             %         n/a       n/a       %
[B]

NEW YORK MUNICIPAL INCOME - CLASS T        %         n/a       n/a             %         n/a       n/a       %
(LOAD ADJ.)[A][B]



EQUITY FUNDS - CLASS B

      Average Annual Total Return F   Cumulative Total Return F


                                             Past 1    Past 5    10 years/       Past 6    Past 1    Past 5    10 years/
                                             year      years     Life of fund+   months    year      years     Life of fund+

MID CAP - CLASS B [C]                        n/a       n/a       n/a             %         n/a       n/a       %

MID CAP - CLASS B (LOAD ADJ.)[A][C]          n/a       n/a       n/a             %         n/a       n/a       %

EQUITY GROWTH - CLASS B [C]                  %         %         %               %         %         %         %

EQUITY GROWTH - CLASS B (LOAD ADJ.) [A][C]   %         %         %               %         %         %         %

GROWTH OPPORTUNITIES - CLASS B [B]           %         %         %               %         %         %         %

GROWTH OPPORTUNITIES - CLASS B (LOAD         %         %         %               %         %         %         %
ADJ.)[A][B]

STRATEGIC OPPORTUNITIES - CLASS B [D]        %         %         %               %         %         %         %

STRATEGIC OPPORTUNITIES - CLASS B            %         %         %               %         %         %         %
(LOAD ADJ.) [A][D]

LARGE CAP - CLASS B [C]                      n/a       n/a       n/a             %         n/a       n/a       %

LARGE CAP - CLASS B (LOAD ADJ.)[A][C]        n/a       n/a       n/a             %         n/a       n/a       %

EQUITY INCOME - CLASS B [C]                  %         %         %               %         %         %         %

EQUITY INCOME - CLASS B (LOAD ADJ.)[A][C]    %         %         %               %         %         %         %

BALANCED - CLASS B [B]                       %         %         %               %         %         %         %

BALANCED - CLASS B (LOAD ADJ.)[A][B]         %         %         %               %         %         %         %



TAXABLE BOND FUNDS - CLASS B

      Average Annual Total ReturnF   Cumulative Total ReturnF


                                         Past 1    Past 5    10 years/       Past 6    Past 1    Past 5    10 years/
                                         year      years     Life of fund+   months    year      years     Life of fund+

HIGH YIELD - CLASS B [B]                 %         %         %               %         %         %         %

HIGH YIELD - CLASS B (LOAD ADJ.)[A][B]   %         %         %               %         %         %         %

STRATEGIC INCOME - CLASS B [D]           %         n/a       %               %         %         n/a       %

STRATEGIC INCOME - CLASS B (LOAD         %         n/a       %               %         %         n/a       %
ADJ.)[A][D]

MORTGAGE SECURITIES - CLASS B [E]        %         %         %               %         %         %         %

MORTGAGE SECURITIES - CLASS B            %         %         %               %         %         %         %
(LOAD ADJ.) [A][E]

GOVERNMENT INVESTMENT - CLASS B [B]      %         %         %               %         %         %         %

GOVERNMENT INVESTMENT - CLASS B          %         %         %               %         %         %         %
(LOAD ADJ.)[A][B]

INTERMEDIATE BOND - CLASS B [C]          %         %         %               %         %         %         %

INTERMEDIATE BOND - CLASS B (LOAD        %         %         %               %         %         %         %
ADJ.)[A][C]




MUNICIPAL FUNDS - CLASS B

      Average Annual Total ReturnF   Cumulative Total ReturnF


                                      Past 1    Past 5    10 years/       Past 6    Past 1    Past 5    10 years/
                                      year      years     Life of fund+   months    year      years     Life of fund+

HIGH INCOME MUNICIPAL - CLASS B [B]   %         %         %               %         %         %         %

HIGH INCOME MUNICIPAL - CLASS B       %         %         %               %         %         %         %
(LOAD ADJ.)[A][B]

MUNICIPAL BOND - CLASS B [D]          %         %         %               %         %         %         %

MUNICIPAL BOND - CLASS B (LOAD        %         %         %               %         %         %         %
ADJ.)[A][D]


INTERMEDIATE MUNICIPAL INCOME - CLASS %         %         %               %         %         %         %
B [C]

INTERMEDIATE MUNICIPAL INCOME - CLASS %         %         %               %         %         %         %
B
(LOAD ADJ.)[A][C]


STATE MUNICIPAL FUNDS - CLASS B

      Average Annual Total ReturnF   Cumulative Total ReturnF


                                         Past 1    Past 5    10 years/       Past 6    Past 1    Past 5    10 years/
                                         year      years     Life of fund+   months    year      years     Life of fund+

CALIFORNIA MUNICIPAL INCOME - CLASS B    n/a       n/a       n/a             %         n/a       n/a       %
[B]

CALIFORNIA MUNICIPAL INCOME - CLASS B    n/a       n/a       n/a             %         n/a       n/a       %
(LOAD ADJ.)[A][B]

NEW YORK MUNICIPAL INCOME - CLASS B      %         n/a       n/a             %         %         n/a       %
[B]

NEW YORK MUNICIPAL INCOME - CLASS B      %         n/a       n/a             %         %         n/a       %
(LOAD ADJ.)[A][B]


+ LIFE OF FUND FIGURES ARE FROM COMMENCEMENT OF OPERATIONS (NOVEMBER 18, 1987 FOR GROWTH OPPORTUNITIES; JANUARY 6, 1987 FOR BALANCED; JANUARY 5, 1987 FOR HIGH YIELD; OCTOBER 31, 1994 FOR STRATEGIC INCOME; JANUARY 7, 1987 FOR GOVERNMENT INVESTMENT; SEPTEMBER 16, 1987 FOR SHORT FIXED-INCOME AND HIGH INCOME MUNICIPAL; MARCH 16, 1994 FOR SHORT-INTERMEDIATE MUNICIPAL INCOME; AUGUST 21, 1995 FOR NEW YORK MUNICIPAL INCOME; AND FEBRUARY 20, 1996 FOR MID CAP, LARGE CAP, AND CALIFORNIA MUNICIPAL INCOME) THROUGH THE ANNUAL PERIODS ENDED 1996.
[A] LOAD ADJUSTED RETURNS INCLUDE THE EFFECT OF PAYING CLASS A'S MAXIMUM FRONT-END SALES CHARGE OF 5.25% FOR THE EQUITY FUNDS; 4.25% FOR THE BOND FUNDS; 3.25% FOR THE INTERMEDIATE-TERM BOND FUNDS; AND 1.50% FOR THE SHORT-TERM BOND FUNDS.
LOAD ADJUSTED RETURNS INCLUDE THE EFFECT OF PAYING CLASS T'S MAXIMUM 3.50% FRONT-END SALES CHARGE FOR THE EQUITY FUNDS AND BOND FUNDS; 2.75% FOR THE INTERMEDIATE-TERM BOND FUNDS; AND 1.50% FOR THE SHORT-TERM BOND FUNDS.
 LOAD ADJUSTED RETURNS FOR CLASS B SHARES OF THE EQUITY FUNDS AND BOND FUNDS REFLECT CDSCS FOR THE PERIODS OF; ONE YEAR OR LESS, 5%; GREATER THAN ONE YEAR TO TWO YEARS, 4%; GREATER THAN TWO TO FOUR YEARS, 3%; GREATER THAN FOUR TO FIVE YEARS, 2%; GREATER THAN FIVE YEARS TO SIX YEARS, 1%.; GREATER THAN SIX YEARS, 0%. LOAD ADJUSTED RETURNS FOR CLASS B SHARES OF THE INTERMEDIATE-TERM BOND FUNDS REFLECT CDSCS FOR THE PERIODS OF: ONE YEAR OR LESS, 3%; GREATER THAN ONE YEAR TO TWO YEARS, 2%; GREATER THAN TWO TO THREE YEARS, 1%; GREATER THAN THREE YEARS, 0%.
[B] PERIOD ENDED OCTOBER 31, 1996.
[C] PERIOD ENDED NOVEMBER 30, 1996.
[D] PERIOD ENDED DECEMBER 31, 1996.
[E] PERIOD ENDED JULY 31, 1996.
[F] I   NITIAL OFFERING OF CLASS A SHARES FOR EACH FUND (EXCEPT MORTGAGE
SECURITIES AND MUNICIPAL BOND) TOOK PLACE ON SEPTEMBER 3, 1996. RETURNS PRIOR TO SEPTEMBER 3, 1996 (EXCEPT FOR EQUITY GROWTH, EQUITY INCOME, INTERMEDIATE BOND, AND INTERMEDIATE MUNICIPAL INCOME) ARE THOSE OF CLASS T, THE ORIGINAL CLASS OF EACH FUND AND REFLECT CLASS T'S THEN APPLICABLE 12B-1 FEE ( 0.65% FOR EQUITY FUNDS PRIOR TO JANUARY 1, 1996). FOR EQUITY GROWTH, EQUITY INCOME, INTERMEDIATE BOND,AND INTERMEDIATE MUNICIPAL INCOME RETURNS BETWEEN SEPTEMBER 10, 1992 AND SEPTEMBER 3, 1996 ARE THOSE OF CLASS T AND REFLECT CLASS T'S THEN APPLICABLE 12B-1 FEE ( 0.65% FOR EQUITY FUNDS PRIOR TO JANUARY 1, 1996). RETURNS BETWEEN COMMENCEMENT OF OPERATIONS AND SEPTEMBER 10, 1992 REFLECT THE RETURNS OF INSTITUTIONAL CLASS, THE ORIGINAL CLASS OF EACH FUND WHICH DOES NOT HAVE A 12B-1 FEE. CLASS A'S RETURNS WOULD HAVE BEEN LOWER IF 12B-1 FEES WERE REFLECTED PRIOR TO SEPTEMBER 10, 1992.


   CLASS A, CLASS T, AND CLASS B SHARES OF MORTGAGE SECURITIES ARE EXPECTED TO COMMENCE OPERATIONS ON FEBRUARY 28, 1997. RETURNS PRIOR TO THAT DATE ARE THOSE OF INITIAL CLASS, THE ORIGINAL CLASS OF THE FUND WHICH DOES NOT BEAR A 12B-1 FEE. CLASS T AND CLASS A RETURNS WOULD HAVE BEEN LOWER IF THEIR RESPECTIVE 12B-1 FEES WERE REFLECTED IN RETURNS PRIOR TO THAT DATE. CLASS B RETURNS WOULD HAVE BEEN LOWER IF ITS 12B-1 FEE (INCLUDING A SHAREHOLDER SERVICING FEE) BEEN REFLECTED IN RETURNS PRIOR TO THAT DATE.

CLASS A OF MUNICIPAL BOND IS EXPECTED TO COMMENCE OPERATIONS ON FEBRUARY 28, 1997. RETURNS BETWEEN JULY 1, 1996 AND FEBRUARY 28, 1997 ARE THOSE OF CLASS T AND REFLECT CLASS T'S 0.25% 12B-1 FEE. RETURNS PRIOR THAT DATE ARE THOSE OF INITIAL CLASS, THE ORIGINAL CLASS OF THE FUND WHICH DOES NOT BEAR A 12B-1 FEE. CLASS A'S RETURNS WOULD HAVE BEEN LOWER IF ITS 12B-1 FEE WAS REFLECTED IN RETURNS PRIOR TO JULY 1, 1996.

 I   NITIAL OFFERING OF CLASS T AND CLASS B SHARES FOR MUNICIPAL BOND TOOK
PLACE ON JULY 1, 1996. RETURNS PRIOR TO THAT DATE ARE THOSE OF INITIAL CLASS, THE ORIGINAL CLASS OF THE FUND WHICH DOES NOT HAVE A 12B-1 FEE. CLASS T RETURNS WOULD HAVE BEEN LOWER HAD ITS 12B-1 FEE BEEN REFLECTED IN RETURNS PRIOR TO THAT DATE. CLASS B RETURNS WOULD HAVE BEEN LOWER IF ITS 12-1 FEE (INCLUDING A SHAREHOLDER SERVICING FEE) HAD BEEN REFLECTED IN PRIOR DATE RETURNS.

 INITIAL OFFERING OF CLASS T SHARES FOR EQUITY GROWTH, EQUITY INCOME, INTERMEDIATE BOND, AND INTERMEDIATE MUNICIPAL INCOME TOOK PLACE ON SEPTEMBER 10, 1992, AND BEAR A 12B-1 FEE (AT THEN CURRENTLY APPLICABLE RATES FOR EQUITY GROWTH AND EQUITY INCOME OF 0.65%, AND FOR INTERMEDIATE BOND AND INTERMEDIATE MUNICIPAL INCOME OF 0.25%) WHICH IS NOT REFLECTED IN PRIOR DATE RETURNS. RETURNS PRIOR TO SEPTEMBER 10, 1992 ARE THOSE OF INSTITUTIONAL CLASS, THE ORIGINAL CLASS OF EACH FUND WHICH DOES NOT BEAR A 12B-1 FEE. CLASS T SHARE RETURNS WOULD HAVE BEEN LOWER HAD ITS 12B-1 FEE BEEN REFLECTED IN PRIOR DATE RETURNS.

    INITIAL OFFERING OF CLASS B SHARES OF EQUITY GROWTH WILL TAKE PLACE ON OR ABOUT JANUARY 2, 1997. CLASS B SHARES BEAR A 12B-1 FEE (INCLUDING A
SHAREHOLDER SERVICING FEE), WHICH IS NOT      REFLECTED IN PRIOR RETURN
DATES. RETURNS BETWEEN SEPTEMBER 10, 1992 AND DECEMBER 31, 1995 ARE THOSE OF CLASS T AND REFLECT CLASS T'S THEN APPLICABLE 0.65% 12B-1 FEE. RETURNS
    PRIOR TO SEPTEMBER 10, 1992 ARE THOSE OF INSTITUTIONAL CLASS, THE ORIGINAL CLASS OF THE FUND, WHICH DOES NOT BEAR A 12B-1 FEE. CLASS B
RETURNS WOULD HAVE BEEN LOWER IF ITS 12-1 FEE    (INCLUDING A SHAREHOLDER
SERVICING FEE) HAD BEEN REFLECTED IN PRIOR DATE RETURNS.
 INITIAL OFFERING OF CLASS B SHARES OF BALANCED WILL TAKE PLACE ON OR ABOUT JANUARY 2, 1997. CLASS B SHARES BEAR A 12B-1 FEE (INCLUDINGA SHAREHOLDER
SERVICING FEE), WHICH IS NOT    REFLECTED IN PRIOR RETURN DATES. RETURNS
BETWEEN JANUARY 6, 1987 AND DECEMBER 31, 1995 ARE THOSE OF CLASS T AND
REFLECT CLASS T'S THEN APPLICABLE 0.65% 12B-1 FEE.. CLASS B RE   TURNS
WOULD HAVE BEEN LOWER IF ITS 12-1 FEE (INCLUDING A SHAREHOLDER SERVICING
FEE) HAD BEEN REFLECTED IN PRIOR DATE RETURNS.

 CLASS B OF GROWTH OPPORTUNITIES IS EXPECTED TO COMMENCE OPERATIONS ON FEBRUARY 28, 1997. RETURNS PRIOR TO THAT DATE ARE THOSE OF CLASS T, THE ORIGINAL CLASS OF THE FUND AND REFLECT CLASS T'S THEN APPLICABLE 12B-1 FEE ( 0.65% PRIOR TO JANUARY 1, 1996). CLASS B SHARE RETURNS WOULD HAVE BEEN LOWER HAD ITS 12B-1 FEE (INCLUDING A SHAREHOLDER SERVICING FEE) BEEN REFLECTED IN PRIOR DATE RETURNS.

 INITIAL OFFERING OF CLASS B SHARES FOR EQUITY INCOME, INTERMEDIATE BOND, AND INTERMEDIATE MUNICIPAL INCOME TOOK PLACE ON JUNE 30, 1994, AND BEAR A 12B-1 FEE (INCLUDING A SHAREHOLDER SERVICING FEE) (AT A THEN CURRENTLY APPLICABLE COMBINED RATE OF 1.00% FOR BOND FUNDS) WHICH IS NOT REFLECTED IN PRIOR DATE RETURNS. RETURNS PRIOR TO JUNE 30, 1994, AND SEPTEMBER 10, 1992, ARE THOSE OF CLASS T AND INSTITUTIONAL CLASS SHARES, RESPECTIVELY. CLASS T RETURNS INCLUDE A THEN CURRENTLY APPLICABLE 12B-1 FEE OF 0.65% FOR EQUITY INCOME, AND 0.25% FOR INTERMEDIATE BOND AND INTERMEDIATE MUNICIPAL INCOME. INSTITUTIONAL CLASS, THE ORIGINAL CLASS OF THESE FUNDS, DOES NOT BEAR A 12B-1 FEE. CLASS B SHARE RETURNS WOULD HAVE BEEN LOWER HAD ITS 12B-1 FEE (INCLUDING A SHAREHOLDER SERVICING FEE) BEEN REFLECTED IN PRIOR DATE RETURNS.

 INITIAL OFFERING OF CLASS B SHARES FOR STRATEGIC OPPORTUNITIES TOOK PLACE ON JUNE 30, 1994, AND BEAR A 12B-1 FEE (INCLUDING A SHAREHOLDER SERVICING
FEE) WHICH IS NOT REFLECTED IN PRIOR DATE RETURNS. RETURNS PRIOR TO JUNE 30, 1994, AND AUGUST 20, 1986, ARE THOSE OF CLASS T AND INITIAL CLASS SHARES, RESPECTIVELY. CLASS T RETURNS INCLUDE A THEN APPLICABLE 12B-1 FEE OF 0.65%. INITIAL CLASS, THE ORIGINAL CLASS OF THE FUND, DOES NOT BEAR A 12B-1 FEE. CLASS B SHARE RETURNS WOULD HAVE BEEN LOWER HAD ITS 12B-1 FEE (INCLUDING A SHAREHOLDER SERVICING FEE) BEEN REFLECTED IN PRIOR DATE RETURNS.

 INITIAL OFFERING OF CLASS B SHARES FOR HIGH YIELD, GOVERNMENT INVESTMENT, AND HIGH INCOME MUNICIPAL TOOK PLACE ON JUNE 30, 1994, AND BEAR A 12B-1 FEE (INCLUDING A SHAREHOLDER SERVICING FEE) (AT A THEN CURRENTLY APPLICABLE COMBINED RATE OF 1.00%) WHICH IS NOT REFLECTED IN PRIOR DATE RETURNS. RETURNS PRIOR TO JUNE 30, 1994, ARE THOSE OF CLASS T SHARES, THE ORIGINAL CLASS OF THESE FUNDS AND INCLUDE THEN APPLICABLE CLASS T 12B-1 FEES OF 0.25%. CLASS B RETURNS WOULD HAVE BEEN LOWER HAD ITS 12B-1 FEE (INCLUDING A SHAREHOLDER SERVICING FEE) BEEN REFLECTED IN PRIOR DATE RETURNS.
   The exclusion of any applicable sales charge from a performance calculation produces a higher return.
If FMR had not reimbursed certain class expenses during these periods, total returns would have been lower.
EXPLANATION OF TERMS
TOTAL RETURN is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gains. A CUMULATIVE TOTAL RETURN reflects actual performance over a stated period of time. An AVERAGE ANNUAL TOTAL RETURN is a hypothetical rate of return that, if achieved annually, would have produced the same cumulative total return if performance had been constant over the entire period. Average annual total returns smooth out variations in performance; they are not the same as actual year-by-year results.
Average annual total returns covering periods of less than one year assume that performance will remain constant for the rest of the year.
Average annual and cumulative total returns will include the effect of paying the maximum applicable sales charge.
YIELD refers to the income generated by an investment in a fund over a given period of time, expressed as an annual percentage rate. Yields are calculated according to a standard that is required for all stock and bond funds. Because this differs from other accounting methods, the quoted yield may not equal the income actually paid to shareholders.
This difference may be significant for funds whose investments are denominated in foreign securities.
In calculating yield, a fund may from time to time use a security's coupon rate instead of its yield to maturity in order to reflect the risk premium on that security. This practice will have the effect of reducing a fund's yield.
A TAX-EQUIVALENT YIELD shows what an investor would have to earn before taxes to equal a tax-free yield.
THE COMPETITIVE FUNDS AVERAGE is each fund's applicable Lipper Funds
Average, which reflects the performance of mutual funds    with similar
objectives. These averages, published by Lipper Analytical Services, Inc., exclude the effect of sales charges.
    STANDARD & POOR'S 500 INDEX (S&P 500)    is a widely recognized,
unmanaged index of common stocks.
STANDARD & POOR'S MIDCAP 400 INDEX is a widely recognized, unmanaged index of 400 medium-capitalization stocks.
MERRILL LYNCH HIGH YIELD MASTER INDEX is a market capitalization weighted index of all domestic and yankee high-yield bonds. Issues included in the index have maturities of at least one year and have a credit rating lower than BBB-/Baa3, but are not in default.
LEHMAN BROTHERS 70% MUNICIPAL/30% NON-INVESTMENT GRADE COMPOSITE INDEX, with a Municipal Bond Index weight of 70% and a Non-Investment Grade Bond Index weight of 30%, is a total return performance benchmark for both investment-grade and non-investment grade municipal bonds.
LEHMAN BROTHERS 1-3 YEAR GOVERNMENT/CORPORATE BOND INDEX is a market value weighted performance benchmark for government and corporate fixed-rate debt issues with maturities between one and three years.
SALOMON BROTHERS MORTGAGE INDEX is a market capitalization weighted index of 15- and 30-year fixed-rate securities backed by mortgage pools of the Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC), and FNMA and FHLMC balloon mortgages with fixed-rate coupons.
    SALOMON BROTHERS TREASURY/AGENCY INDEX    is a market capitalization
weighted index of U.S. Treasury and U.S. government agency securities with fixed-rate coupons and weighted average lives of at least one year.
    LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CORPORATE BOND INDEX    is a
market value weighted performance benchmark for government and corporate fixed-rate debt issues with maturities between one and 10 years.
Unlike each Class's returns, the total returns of each comparative index do not include the effect of any brokerage commissions, transaction fees, or other costs of investing.
THE CONSUMER PRICE INDEX is a widely recognized measure of inflation calculated by the U.S. Government.
Each class of each growth or growth and income fund may quote its adjusted net asset value including all distributions paid. This value may be averaged over specified periods and may be used to calculate a class's moving average.
   The funds' recent strategies, performance, and holdings are detailed twice a year in financial reports, which are sent to all shareholders. For current performance or a free annual report ,please contact your investment professional.
    TOTAL RETURNS        AND YIELDS ARE BASED ON PAST RESULTS AND ARE NOT
AN INDICATION OF FUTURE PERFORMANCE.
THE FUNDS IN DETAIL


CHARTER
EACH FUND IS A MUTUAL FUND: an investment that pools shareholders' money
and invests it toward a specified goal.    TechnoQuant Growth, Equity
Growth, Mid Cap, Large Cap, and Growth & Income are diversified funds of
Fidelity Advisor Series I, a Massachusetts     business trust organized on
June 24, 1983. Growth Opportunities,    Balanced    , High Yield,
Government Investment and Short Fixed-Income are diversified funds of Fidelity Advisor Series II, a Massachusetts business trust organized on April 24, 1986. Equity Income is a diversified fund of Fidelity Advisor Series III, a Massachusetts business trust organized on May 17, 1982. Intermediate Bond is a diversified fund of Fidelity Advisor Series IV, a
Massachusetts busine   ss trust organized on May 6, 1983.  High Income
Municipal is a diversified fund and California Municipal Income and New
York M    unicipal Income are non-diversified funds of Fidelity Advisor
Series V, a Massachusetts business trust organized on April 24, 1986. Intermediate Municipal Income is a diversified fund and Short-Intermediate Municipal Income is a non-diversified fund of Fidelity Advisor Series VI, a
Massachusetts business trust organized on June 1, 1983.     Strategic
Income is a non-diversified fund and Strategic Opportunities is a
diversified fund of     Fidelity Advisor Series VIII, a    Massachusetts
business trust org    anized on September 23, 1983.    Mortgage Securities
is a diversified fund of Fidelity Income Fund, a Massachusetts business trust organized on August 7, 1984. Municipal Bond is a diversified fund of Fidelity Municipal Trust, a Massachusetts business trust organized on June
22, 1984.     Each trust is an open-end management investment company.
There is a remote possibility that one fund might become liable for a misstatement in the prospectus about another fund.
EACH FUND IS GOVERNED BY A BOARD OF TRUSTEES which is responsible for protecting the interests of shareholders. The trustees are experienced executives who meet throughout the year to oversee the funds' activities, review contractual arrangements with companies that provide services to the funds, and review the funds' performance. The majority of trustees are not otherwise affiliated with Fidelity.
THE FUNDS MAY HOLD SPECIAL MEETINGS AND MAIL PROXY MATERIALS. These meetings may be called to elect or remove trustees, change fundamental policies, approve a management contract, or for other purposes. Shareholders not attending these meetings are encouraged to vote by proxy. The transfer agent will mail proxy materials in advance, including a voting
card and information about the proposals to be voted on.    For
shareholders of TechnoQuant Growth, Mid Cap, Equity Growth, Strategic Opportunities, Large Cap, Growth & Income, and Strategic Income, you are entitled to one vote for each share you own. For shareholders of Growth Opportunities, Equity Income, Balanced, High Yield, Mortgage Securities, Government Investment, Intermediate Bond, Short Fixed-Income, High Income Municipal, Municipal Bond, Intermediate Municipal Income, Short-Intermediate Municipal Income, California Municipal Income, and New York Municipal Income the number of votes you are entitled to is based upon the dollar value of your investment.
Separate votes are taken by each class of shares, fund, or trust, if a matter affects just that class of shares, fund, or trust, respectively.
FMR AND ITS AFFILIATES
Fidelity Investments is one of the largest investment management organizations in the United States and has its principal business address at 82 Devonshire Street, Boston, Massachusetts 02109. It includes a number of different subsidiaries and divisions which provide a variety of financial services and products. The funds employ various Fidelity companies to perform activities required for their operation.
The funds are managed by FMR, which chooses each fund's investments and handles its business affairs. FMR chooses investments with the assistance of foreign affiliates for each fund except Government Investment, High Income Municipal, Municipal Bond, Intermediate Municipal Income, Short-Intermediate Municipal Income, California Municipal Income, and New York Municipal Income.
   (small solid bullet) Fidelity Management & Research (U.K.) Inc. (FMR U.K.), in London, England, serves as a sub-adviser for TehnoQuant Growth, Mid Cap. Equity Growth, Growth Opportunities, Strategic Opportunities, Large Cap, Growth & Income, Equity Income, Balanced, High Yield, Strategic Income, Mortgage Securities, Intermediate Bond, and Short-Fixed Income. (small solid bullet) Fidelity Management & Research Far East Inc. (FMR Far
East), in Tokyo, Japan, serves as a sub-adviser for TehnoQuant Growth, Mid Cap. Equity Growth, Growth Opportunities, Strategic Opportunities, Large Cap, Growth & Income, Equity Income, Balanced, High Yield, Strategic Income, Mortgage Securities, Intermediate Bond, and Short-Fixed Income. (small solid bullet) Fidelity International Investment Advisors (U.K.) Limited (FIIAL U.K.), in Pembroke, Bermuda, serves as a sub-adviser for Strategic Income.
(small solid bullet) Fidelity International Investment Advisors (FIIA), in Pembroke, Bermuda, serves as a sub-adviser for Strategic Income.
(small solid bullet) Fidelity Investment Japan Ltd. (FIJ), in Tokyo, Japan serves as a sub-adviser for Strategic Income.
As of __, 19_, FMR advised funds having approximately __million shareholder accounts with a total value of more than $__ billion.
John H. Carlson is lead manager of Advisor Strategic Income, which he has managed since August 1995, and is manager of the fund's emerging market investments. Mr. Carlson also manages Advisor Emerging Markets Income and New Markets Income. Previously, he was executive director of emerging markets at Lehman Brothers International, London. From 1990 to 1992, Mr. Carlson was executive vice president of capital markets for Daiwa Securities America.
C. Robert Chow is manager of Advisor Equity Income, which he has managed since March 1996. Previously, he managed Select Paper and Forest Products, Select Computers, and Select Insurance. In addition, he was an equity analyst covering consumer finance and household products. Mr. Chow joined Fidelity in 1989.
Bettina E. Doulton is lead manager and vice president of Advisor
   Balanced,     which she has managed since March 1996. Ms. Doulton also
manages Advisor Annuity Income & Growth, and Puritan(registered trademark). Previously, she managed Advisor Equity Income, VIP Equity-Income, Value, Select Automotive, and was assistant to Peter Lynch on Magellan(registered trademark). Ms. Doulton also served as an analyst following the automotive and tire industry as well as the gaming and lodging industry. Ms. Doulton joined Fidelity in 1986.
Margaret L. Eagle is vice president and manager of Advisor High Yield, which she has managed since it began in January 1987, and has been manager of Advisor Strategic Income's high yield investments since January 1996. Previously, she managed Spartan High Income, High Income (now Capital & Income), and several pension fund accounts. She also managed the bond portion of Puritan(registered trademark). Ms. Eagle joined Fidelity in 1980.
   George Fischer is manager of Advisor Municipal Bond, which he has managed since October 1995. He also manages Spartan Bond Strategist, Insured Municipal Income, and various trust accounts. Mr. Fischer joined Fidelity in 1989.
Kevin E. Grant is vice president of Advisor    Balanced a    nd has been
manager of its fixed-income investments since March 1996. Mr. Grant is also vice president and manager of Advisor Intermediate Bond, and manager of Advisor Strategic Income's U.S. government and domestic investment grade
investments.    Mr. Grant is also the manager of Advisor Mortgage
Securities which he has managed since 1993. I    n addition, he manages the
fixed-income investments of Puritan. Mr. Grant also manages Advisor World Limited Term Bond, Spartan Ginnie Mae and Ginnie Mae,. Previously, he was vice president and chief strategist for mortgage-backed securities at Morgan Stanley and an investment director at Aetna. Mr. Grant joined Fidelity in 1993.
Lawrence Greenberg is vice president and manager of Advisor Equity Growth, which he has managed since June 1996. Mr. Greenberg also manages VIP:Growth, Growth Company, and Emerging Growth. Mr. Greenberg joined Fidelity in 1986.
Robert C. Ives is manager of Advisor Government Investment, which he has managed since February 1995. Mr. Ives also manages Spartan Government Income and Government Securities. Previously, he managed Ginnie Mae, Spartan Ginnie Mae and Mortgage Securities. Mr. Ives joined Fidelity in 1991, and received an M.B.A. from the University of Chicago.
Jonathan M. Kelly has been manager of Advisor Strategic Income's foreign bond investments in developed markets since January 1996. Previously, he managed Advisor Emerging Markets Income, and New Markets Income. Mr. Kelly joined Fidelity in 1991, after receiving his M.B.A. from the Wharton School at the University of Pennsylvania. Mr. Kelly worked in the money management field prior to business school.
   Timothy A. Krochuk is manager of Advisor TechnoQuant Growth, which he has managed since inception. Previously, he was a quantitative analyst. Mr. Krochuk joined Fidelity in 1992.
Harris B. Leviton is vice president and manager of Advisor Strategic Opportunities, which he has managed since March 1996. Previously, he managed Retirement Growth, Select Electronics, and Convertible Securities. Mr. Leviton joined Fidelity in 1986.
Norman U. Lind is vice president and manager of Advisor Short-Intermediate Municipal Income, which he has managed since October 1995 and is also manager of Advisor New York Municipal Income which he has managed since August 1995, New York Tax-Free Insured, New York Tax-Free High Yield, Spartan New York Municipal High Yield, Spartan Intermediate Municipal, Spartan Short-Intermediate Municipal, and Spartan New York Intermediate Municipal. Previously, he served as the leader of the municipal bond research group. Mr. Lind joined Fidelity in 1986.
Charles S. Morrison is manager of Advisor Short Fixed-Income, which he has managed since February 1995. Mr. Morrison also manages Spartan Short-Term Income, Short-Term Bond, and Short-term World Income. Mr. Morrison is vice president of Fidelity Management Trust Company. Mr. Morrison joined Fidelity in 1987.
David L. Murphy is manager of Advisor Intermediate Municipal Income, which he has managed since March 1995. Mr. Murphy also manages High Yield Tax-Free, Spartan Municipal Income, and Limited Term Municipals. Previously, he managed Advisor Short-Intermediate Municipal Income, Spartan Short-Intermediate Municipal, Spartan Intermediate Municipal, Spartan New Jersey Municipal High-Yield, and Spartan New York Intermediate Municipal. Mr. Murphy joined Fidelity in 1989.
Tanya M. Roy is manager of Advisor High Income Municipal, which she has managed since August 1995. Ms. Roy also manages Aggressive Tax-Free and Spartan Aggressive Municipal. Previously, she managed Municipal Bond and was a municipal bond analyst. Ms. Roy joined Fidelity in 1989.
Jonathan D. Short is manager of Advisor California Municipal Income, which he has managed since February 1996. Mr. Short also manages Minnesota Municipal Income, Spartan Arizona Municipal Income, California Municipal Income, California Insured Municipal Income, Spartan California Municipal High Yield, and Spartan California Intermediate Municipal. Previously, he was a municipal bond analyst. Mr. Short joined Fidelity in 1990, after receiving his M.B.A. from the Massachusetts Institute of Technology.
Thomas Sprague is manager of Advisor Large Cap, which he has managed since March 1996. Mr. Sprague also manages Large Cap Stock, Trust Earnings Growth, and Advisor World U.S. Large Cap. Previously, he managed Select Environmental Services, Select Electronics, Select Software, and Select Computer Services. Mr. Sprague joined Fidelity in 1989.
   Beth Terrana is manager of Advisor Growth & Income, which she has managed since inception. She also manages another Fidelity fund. Since joining Fidelity in 1983, Ms. Terrana has worked as a portfolio manager.

Jennifer S. Uhrig is manager of Advisor Mid Cap, which she has managed since February 1996. Ms. Uhrig also manages Mid Cap Stock. Previously, she managed Select Retailing, Select Developing Communications, and Select Telecommunications. Ms. Uhrig joined Fidelity in 1987.
George A. Vanderheiden is vice president and manager of Advisor Growth Opportunities, which he has managed since November 1987. Mr. Vanderheiden also manages Destiny I and Destiny II. He is a managing director of FMR Corp. and leader of the growth group. Mr. Vanderheiden joined Fidelity in 1971.
Fidelity investment personnel may invest in securities for their own account pursuant to a code of ethics that establishes procedures for personal investing and restricts certain transactions.
FDC distributes and markets Fidelity's funds and services. Fidelity
Investments Institutional Operations Company (FIIOC) performs    certain
transfer agent servicing functions for each class of each fun    d.
FMR Corp. is the ultimate parent company of FMR, FMR U.K., and FMR Far East. Members of the Edward C. Johnson 3d family are the predominant owners of a class of shares of common stock representing approximately 49% of the voting power of FMR Corp. Under the Investment Company Act of 1940 (the 1940 Act), control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company; therefore, the Johnson family may be deemed under the 1940 Act to form a controlling group with respect to FMR Corp.
Fidelity International Limited (FIL), is the parent company of FIIA , FIJ, and FIIAL U.K The Johnson family group also owns, directly or indirectly, more than 25% of the voting common stock of FIL.
   UMB Bank, n.a. (UMB) is the transfer agent for High Income Municipal,
Municipal Bond, I    ntermediate Municipal Income, Short-Intermediate
Municipal Income, California Municipal Income and New York Municipal Income, although it employs FIIOC to perform these functions for each class of each fund. UMB is located at 1010 Grand Avenue, Kansas City, Missouri 64106.
   A broker-dealer may use a portion of the commissions paid by a fund to
reduce custodian or transfer agent fees for that fund    . FMR may use its
broker-dealer affiliates and other firms that sell fund shares to carry out a fund's transactions, provided that the fund receives brokerage services and commission rates comparable to those of other broker-dealers. INVESTMENT PRINCIPLES AND RISKS
   The value of each fund's domestic and foreign investments varies in response to many factors. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate based on changes in interest rates, market conditions, other economic and political news, and on their quality and maturity. In general, bond prices rise when interest rates fall, and fall when interest rates rise. This effect is more pronounced for longer-term securities. Lower quality securities offer higher yields, but also carry more risk.
Funds which invest in foreign securities have increased economic and political risks as they are exposed to events and factors in the various world markets. This is especially true for funds that invest in emerging markets. Also, because many of the funds' investments are denominated in foreign currencies, changes in the value of foreign currencies can significantly affect a fund's share price. FMR may use a variety of investment techniques to either increase or decrease a fund's investment exposure to any currency.
The total return from a bond includes both income and price gains or losses. In selecting investments for a bond fund, FMR considers a bond's expected income together with its potential for price gains or losses. While income is generally the most important component of bond returns over time, a bond fund's emphasis on income does not mean the fund invests only in the highest-yielding bonds available, or that it can avoid losses of principal.
FMR generally focuses on assembling a portfolio of bonds that it believes will provide the best balance between risk and return within the range of eligible investments for the fund. FMR's evaluation of a potential investment includes an analysis of the credit quality of the issuer, its structural features, its current price compared to FMR's estimate of its long-term value, and any short-term trading opportunities resulting from market inefficiencies.
FMR may use various investment techniques to hedge a portion of the funds' risks, but there is no guarantee that these strategies will work as FMR intends. It is important to note that neither the funds nor their yields are guaranteed by the U.S. Government. When you sell your shares, they may be worth more or less than what you paid for them.
    TECHNOQUANT GROWTH FUND    seeks growth of capital by investing mainly
in common stocks. However, the fund has the flexibility to invest in other types of equity securities and debt securities as well. The fund's security selection process utilizes computer-aided, quantitative analysis. FMR's computer models use many types of data, but emphasize technical factors such as historical price and volume relationships. Fundamental criteria, such as earnings estimates, and dividend yield may also be considered. FMR's emphasis on technical analysis can result in the fund holding different types of stocks at different times. For example, the fund may hold stocks of companies with large or small market capitalization or high or low price/earnings ratios. The fund's focus may change rapidly based on FMR's analysis of the most current information. At times, the fund may be concentrated in a small number of market sectors or securities.
MID CAP FUND seeks long-term growth of capital by investing primarily in equity securities of companies with medium market capitalizations. FMR normally invests at least 65% of the fund's total assets in these securities. The fund has the flexibility, however, to invest the balance in other market capitalizations and security types.
Medium market capitalization companies are those whose market capitalization falls within the capitalization range of the S&P MidCap 400 at the time of the fund's investment. The S&P MidCap 400 Index is an unmanaged index of medium-capitalization stocks. Companies whose capitalization falls outside this range after purchase continue to be
considered medium-capitalized for purposes    of the 65% policy. As of
________, the S&P MidCap 400 included companies with capitalizations of between $72 million and $6.5 billion.
Investing in medium capitalization stocks may involve greater risk than investing in large capitalization stocks, since they can be subject to more abrupt or erratic movements. However, they tend to involve less risk than stocks of small capitalization companies.
EQUITY GROWTH FUND    seeks capital appreciation by investing primarily in
common and preferred stock and securities convertible into the common stock of companies with above-average growth characteristics. FMR normally invests at least 65% of the fund's total assets in common and preferred stock. The fund looks for domestic and foreign companies with above-average growth characteristics compared to the average of the companies included
in     the Standard & Poor's 500 Index (S&P 500). The S&P 500 is a
registered trademark of Standard & Poor's.
Growth may be measured by factors such as earnings or gross sales. Companies with strong growth potential often have new products, technologies, distribution channels, or other opportunities. As a general rule, these companies may include smaller, less well-known companies, and companies whose stocks have higher than average price/earnings (P/E) ratios. The market prices of these stocks may be particularly sensitive to economic, market, or company news. FMR may also pursue growth in larger or revitalized companies or companies that hold a strong position in the market. These growth characteristics may be found in mature or declining industries.
GROWTH OPPORTUNITIES FUND    seeks capital growth by investing primarily in
common stocks and securities convertible into common stocks. FMR normally invests at least 65% of the fund's total assets in securities of companies
that FMR believes have long-term     growth potential. Although the fund
invests primarily in common stock and securities convertible into common stock, it has the ability to purchase other securities, such as preferred stock and bonds, that may produce capital growth. The fund may invest in foreign securities without limitation.
STRATEGIC OPPORTUNITIES FUND seeks capital appreciation by investing primarily in securities of companies believed by FMR to involve a "special situation." FMR normally invests at least 65% of the fund's total assets in
   these securities.     The term "special situation" refers to FMR's
identification of an unusual, and possibly non-repetitive, development taking place in a company or a group of companies in an industry.
 A special situation may involve one or more of the following characteristics:
(small solid bullet) A technological advance or discovery, the offering of a new or unique product or service, or changes in consumer demand or consumption forecasts.
(small solid bullet) Changes in the competitive outlook or growth potential of an industry or a company within an industry, including changes in the scope or nature of foreign competition or the development of an emerging industry.
(small solid bullet) New or changed management, or material changes in management policies or corporate structure.
(small solid bullet) Significant economic or political occurrences abroad, including changes in foreign or domestic import and tax laws or other regulations.
(small solid bullet) Other events, including natural disasters, favorable litigation settlements, or a major change in demographic patterns.

"Special situations" often involve breaks with past experience. They can be relatively aggressive investments. In seeking capital appreciation, the fund also may invest in securities of companies not involving a special situation, but which are companies with valuable fixed assets and whose securities are believed by FMR to be undervalued in relation to the companies' assets, earnings, or growth potential. FMR intends to invest primarily in common stocks and securities that are convertible into common stocks; however, it also may invest in debt securities of all types and quality if FMR believes that investing in these securities will result in capital appreciation. The fund may invest up to 30% of its assets in foreign investments.
LARGE CAP FUND seeks long term growth of capital by investing primarily in equity securities of companies with large market capitalizations. FMR normally invests at least 65% of the fund's total assets in these securities. The fund has the flexibility, however, to invest the balance in other market capitalizations and security types.
FMR defines large market capitalization companies as those with market capitalizations of $1 billion or more at the time of the fund's investment. Companies whose capitalization falls below this level after purchase continue to be considered large-capitalized for purposes of the 65% policy. Companies with large market capitalizations typically have a large number of publicly held shares and a high trading volume, resulting in a high degree of liquidity. These tend to be quality companies with strong management organizations. However, large capitalization companies may have less growth potential than smaller companies and may be able to react less quickly to changes in the marketplace.
       GROWTH & INCOME FUND    seeks high total return through a
combination of current income and capital appreciation. The fund invests mainly in equity securities. The fund expects to invest the majority of its assets in domestic and foreign equity securities, with a focus on those that pay current dividends and show potential earnings growth. However, the fund may buy debt securities as well as equity securities that are not currently paying dividends, but offer prospects for capital appreciation or future income.
    EQUITY INCOME FUND    seeks a yield which exceeds the composite
dividend yield on securities comprising the S&P 500. In addition, consistent with the primary objective of obtaining income, the fund will consider the potential for achieving capital appreciation. Under normal conditions, FMR normally invests at least 65% of the fund's total assets in income-producing equity securities. For purposes of this policy, equity securities are defined as common and preferred stocks. The balance of the fund's assets will tend to be invested in debt securities, a high percentage of which are expected to be convertible into common stocks.
The fund seeks to achieve a yield that beats that of the S&P 500. The fund does not intend to invest in securities of issuers without proven earnings and/or credit histories. Because the fund invests for income, as well as capital appreciation, investors should not expect capital appreciation comparable with funds which seek only capital appreciation. The yield on the fund's assets generally will increase or decrease from year to year in accordance with market conditions and in relation to the changes in yields of the stocks included in the S&P 500.
BALANCED FUND    seeks both income and growth of capital by investing in a
diversified portfolio of equity and fixed-income securities with income, growth of income, and capital appreciation potential. FMR manages the fund
to maintain a balance between stocks and bonds.     When FMR's outlook is
neutral, it will invest approximately 60% of the fund's assets in stocks and other equity securities and the remainder in bonds and other fixed-income securities. FMR may vary from this target if it believes stocks or bonds offer more favorable opportunities, but will always invest at least 25% of the fund's total assets in fixed-income senior securities (including debt securities and preferred stock).
The fund may buy securities that are not currently paying income but offer prospects for future income. The fund may invest in securities of foreign issuers. In selecting investments for the fund, FMR will consider such factors as the issuer's financial strength, its outlook for increased dividend or interest payments, and the potential for capital gains.
HIGH YIELD FUND seeks a combination of a high level of income and the potential for capital gains by investing in a diversified portfolio consisting primarily of high-yielding, fixed-income and zero coupon securities, such as bonds, debentures and notes, convertible securities and
preferred stocks.    FMR normally invests at least 65% of the fund's total
assets in these securities.
The fund may also invest in securities issued or guaranteed by the U.S. Government, any state or any of their respective subdivisions, agencies or instrumentalities, and securities of foreign issuers, including securities of foreign governments. The fund may invest up to 35% of its total assets in equity securities, including common stocks, warrants and rights. STRATEGIC INCOME FUND seeks a high level of current income by investing primarily in debt securities. The fund may also seek capital appreciation. The fund invests primarily in fixed-income securities, allocated among four general investment categories: high yield securities, U.S. Government and investment grade securities, emerging market securities, and foreign developed market securities. The fund's neutral mix, or the benchmark for its combination of investments in each category over time, is approximately 40% high yield, 30% U.S. Government and investment-grade, 15% emerging markets and 15% foreign developed markets.
FMR regularly reviews the fund's allocation and makes changes gradually over time to favor investments that it believes provide the most favorable outlook for achieving the fund's objective. In normal market environments, FMR expects the fund's asset allocation to approximate the neutral mix within a range of plus or minus 10% of assets per category. There are no absolute limits on the percent of assets invested in each category, however, and FMR reserves the right to change the neutral mix from time to time.
The HIGH YIELD category includes high-yielding, lower-quality debt securities consisting mainly of U.S. securities of a quality grade lower than BBB. The U.S. GOVERNMENT AND INVESTMENT-GRADE category includes mortgage securities, U.S. Government securities, government agency securities and other U.S. dollar-denominated securities of investment-grade quality. The EMERGING MARKET category includes corporate and governmental debt securities of issuers located in emerging markets. The FOREIGN DEVELOPED MARKET category includes corporate and governmental debt securities of issuers located in developed foreign markets. These investment categories are only general guidelines, and FMR may use its judgment as to which category an investment falls within. The fund may also make investments that do not fall within these categories.
By allocating its investments across different types of fixed-income securities, the fund attempts to moderate the significant risks of each investment category through diversification. Diversification, when successful, can mean higher returns with decreased volatility. However, each of the fund's four investment categories may experience periods of volatile returns, and it is possible for all investment categories to decline at the same time.
MORTGAGE SECURITIES FUND    seeks high current income, consistent with
prudent investment risk, by investing primarily in mortgage-related securities. When consistent with its goal, the fund may also consider the potential for capital gain. FMR normally invests at least 65% of the fund's total assets in mortgage-related securities. The fund may also invest in U.S. government securities and instruments related to U.S. government securities.
Although the fund can invest in securities of any maturity, FMR seeks to manage the fund so that it generally reacts to changes in interest rates similarly to government bonds with maturities between two and 10 years. However, the reaction of mortgage securities to changes in interest rates can be difficult to predict since mortgage securities are subject to prepayment of principal and can be structured in a complex manner. As of November 30, 1996, the fund's dollar-weighted average maturity was approximately _ years.
    GOVERNMENT INVESTMENT FUND    seeks high current income by investing in
U.S. government securities and instruments related to U.S. government securities under normal conditions. FMR normally invests the fund's assets only in U.S. government securities, repurchase agreements, and other instruments related to U.S. government securities. Under normal conditions, FMR invests at least 65% of the fund's total assets in U.S. government securities and repurchase agreements for U.S. government securities. Other instruments may include futures or options on U.S. government securities or interests in U.S. government securities that have been repackaged by dealers or other third parties.
Although the fund can invest in securities of any maturity, FMR seeks to manage the fund so that it generally reacts to changes in interest rates similarly to government bonds with maturities between five and 12 years. As of October 31, 1996, the fund's dollar-weighted average maturity was approximately ___ years.
       INTERMEDIATE BOND FUND    seeks high current income by investing in
U.S. dollar-denominated investment-grade debt securities under normal conditions. When consistent with its primary objective, the fund may also seek capital appreciation. The fund normally maintains a dollar-weighted average maturity between three and 10 years.
As of November 30, 1996, the fund's dollar-weighted average maturity was approximately ___ years. In determining a security's maturity for purposes of calculating the fund's average maturity, an estimate of the average time for its principal to be paid may be used. This can be substantially shorter than its stated final maturity.
    SHORT FIXED-INCOME FUND    seeks high current income, consistent with
the preservation of capital, by investing in U.S. dollar-denominated investment-grade debt securities under normal conditions. Where appropriate the fund will take advantage of opportunities to realize capital appreciation. FMR normally invests at least 65% of the fund's total assets in fixed-income securities of all types which may include convertible and zero coupon securities.
As of October 31, 1996, the fund's dollar-weighted average maturity was approximately ___ years. Although the fund can invest in securities of any
maturity, the fund maintains a dollar-weighted average    maturity of three
years or less     under normal conditions. In determining a security's
maturity for purposes of calculating the fund's average maturity, an estimate of the average time for its principal to be paid may be used. This can be substantially shorter than its stated final maturity.
       HIGH INCOME MUNICIPAL FUND    seeks high current income that is free
from federal income tax by investing in municipal securities of any quality under normal conditions. Since the fund can emphasize lower-quality securities, FMR's research and analysis is an integral part of choosing the fund's investments. FMR normally invests so that at least 80% of the fund's assets are invested in municipal securities whose interest is free from federal income tax. In addition, FMR may invest all of its assets in municipal securities issued to finance private activities. The interest from these securities is a tax preference item for the purposes of the federal alternative minimum tax.
Although the fund can invest in securities of any maturity, FMR seeks to manage the fund so that it generally reacts to changes in interest rates similarly to municipal bonds of comparable quality with maturities between 12 and 20 years. As of October 31, 1996, the fund's dollar-weighted average maturity was approximately ___ years.
    MUNICIPAL BOND FUND    seeks a high level of current income that is
free from federal income tax, consistent with preservation of capital, by investing in investment-grade municipal securities under normal conditions. FMR normally invests so that at least 80% of the fund's assets are invested in municipal securities whose interest is free from federal income tax. In addition, FMR may invest all of the fund's assets in municipal securities issued to finance private activities. The interest from these securities is a tax-preference item for purposes of the federal alternative minimum tax.
Although the fund can invest in securities of any maturity, FMR seeks to manage the fund so that it generally reacts to changes in interest rates similarly to municipal bonds with maturities between eight and 18 years. As of December 31, 1996, the fund's dollar-weighted average maturity was approximately __ years.
    INTERMEDIATE MUNICIPAL INCOME FUND    seeks high current income that is
free from federal income tax, consistent with the preservation of capital, by investing in investment-grade municipal securities under normal conditions. FMR fund normally invests at least 80% of the fund's assets in federally tax-free municipal securities. FMR may invest all of the fund's assets in municipal securities issued to finance private activities. The interest from these securities is a tax preference item for the purposes of the federal alternative minimum tax.
Although the fund can invest in securities of any maturity, the fund maintains a dollar-weighted average maturity of between three and 10 years under normal conditions. FMR seeks to manage the fund so that it generally reacts to changes in interest rates similarly to municipal bonds with maturities between seven and 10 years. As of November 30, 1996, the fund's dollar-weighted average maturity was approximately ___ years.
       SHORT INTERMEDIATE MUNICIPAL INCOME FUND    seeks high current
income that is free from federal income tax, consistent with preservation of capital, by investing in investment-grade municipal securities under normal conditions. FMR normally invests at least 80% of the fund's assets in federally tax-free municipal securities. FMR may invest all of the fund's assets in municipal securities issued to finance private activities. The interest from these securities is a tax preference item for the purposes of the federal alternative minimum tax.
Although the fund can invest in securities of any maturity, the fund
maintains a dollar-weighted average maturity of between two and    five
years under normal conditions. As of November 30, 1996, the fund's dollar-weighted average maturity was approximately ___ years.
    CALIFORNIA MUNICIPAL INCOME FUND    seeks high current income that is
free from federal income tax and California state personal income tax by investing in investment-grade municipal securities under normal conditions. FMR normally invests at least 80% of the fund's assets in securities whose interest is free from federal and California income taxes. FMR may invest all of the fund's assets in municipal securities issued to finance private activities. The interest from these securities is a tax preference item for the purposes of the federal alternative minimum tax.
Although the fund can invest in securities of any maturity, FMR seeks to manage the fund so that it generally reacts to changes in interest rates similarly to municipal bonds with maturities between eight and 18 years.
   As of October 31, 1996, the fund's dollar-weighted average maturity was approximately ___ years.
The performance of California Municipal Income is affected by the economic and political conditions within the state of California. California suffered a severe economic recession between 1990- 1993, which resulted in broad-based revenue shortfalls for the State and many local governments. California's fiscal condition has improved as its economy has been in a sustained recovery since 1994. During the recession, the State substantially reduced local assistance, and further reductions could adversely affect the financial condition of cities, counties and other government agencies facing constraints in their own revenue collections. California's long-term credit rating has been reduced in the past several years. California voters in the past have passed amendments to the California Constitution and other measures that limit the taxing and spending authority of California governmental entities, and future voter initiatives could result in adverse consequences affecting California municipal bonds.
       NEW YORK MUNICIPAL INCOME FUND    seeks high current income that is
free from federal income tax and New York State and City personal income taxes by investing in investment-grade municipal securities under normal conditions.. FMR normally invests at least 80% of the fund's assets in securities whose interest is free from federal and New York State and City personal income taxes. FMR may invest all of the fund's assets in municipal securities issued to finance private activities. The interest from these securities is a tax preference item for the purposes of the federal alternative minimum tax.
Although the fund can invest in securities of any maturity, FMR seeks to manage the fund so that it generally reacts to changes in interest rates similarly to municipal bonds with maturities between eight and 18 years. As of October 31, 1996, the fund's dollar-weighted average maturity was approximately __ years.
The performance of New York Municipal Income Fund is affected by the economic and political conditions within the state of New York. Both New York City and State have recently experienced significant financial difficulty, and both the City's and the State's credit ratings are among the lowest in the country.
TEMPORARY DEFENSIVE POLICIES. FMR normally invests each fund's assets according to its investment strategy.
   Each of the Equity Funds, High Yield, and Strategic Income r    eserves
the right to invest without limitation in preferred stocks and investment-grade debt instruments for temporary, defensive purposes.
   Each of Mortgage Securities, Government Investment, Intermed    iate
Bond, and Short Fixed-Income reserves the right to invest without limitation in investment-grade money market or short-term debt instruments for temporary, defensive purposes.
   Each of High Income Municipal, Municipal Bond, Intermediate
Municipal Income, and Short-Intermediate Municipal Income do not expect to invest in federally taxable obligations. California Municipal Income and New York Municipal Income do not expect to invest in federally or state
taxable obligations. Each of High    Income Municipal, Municipal Bond,
Intermediate Municipal I    ncome, Short-Intermediate Municipal Income,
California Municipal Income, and New York Municipal Income, reserves the right to invest without limitation in short-term instruments, to hold a substantial amount of uninvested cash, or to invest more than normally permitted in taxable obligations for temporary, defensive purposes. SECURITIES AND INVESTMENT PRACTICES
The following pages contain more detailed information about types of instruments in which a fund may invest, strategies FMR may employ in pursuit of a fund's investment objective, and a summary of related risks. Any restrictions listed supplement those discussed earlier in this section. A complete listing of each fund's limitations and more detailed information about each fund's investments are contained in the funds' SAI. Policies and limitations are considered at the time of purchase; the sale of instruments is not required in the event of a subsequent change in circumstances.
FMR may not buy all of these instruments or use all of these techniques unless it believes that they are consistent with a fund's investment objective and policies and that doing so will help a fund achieve its
goal.    Fund holdings and recent investment strategies are detailed in each fund's financial reports, which are sent to shareholders twice a
year    . For a free SAI or financial report, call your investment professional.
EQUITY SECURITIES may include common stocks, preferred stocks, convertible securities, and warrants. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. Although equity securities have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions. Smaller companies are especially sensitive to these factors.
RESTRICTIONS:    With respect to 75% of its total assets, each of
TechnoQuant Growth, Mid Cap, Growth Opportunities, Large Cap, Growth & Income, Equity Income, Balanced, High Yield, Mortgage Securities, Government Investment, Intermediate Bond, Short Fixed-Income, High Income
Municipal, Municipal Bond     and Intermediate Municipal Income may not
purchase more than 10% of the outstanding voting securities of a single
issuer.    For TechnoQuant Growth and Growth & Income, this limitation does not apply to investment company securities.
With respect to 100% of its total assets, each of Equity Growth and Strategic Opportunities may not purchase more than 10% of the outstanding voting securities of a single issuer.
       DEBT SECURITIES.    Bonds and other debt instruments are used by
issuers to borrow money from investors. The issuer generally pays the investor a fixed, variable, or floating rate of interest, and must repay the amount borrowed at maturity. Other debt securities, such as zero coupon bonds, do not pay interest, but are sold at a discount from their face values.
Debt securities, loans, and other direct debt have varying levels of sensitivity to changes in interest rates and varying degrees of quality. Longer-term bonds and zero coupon bonds are generally more sensitive to interest rate changes than short-term bonds.
Taxable lower-quality debt securities (sometimes called "junk bonds"), and
tax-exempt lower-quality debt securities (sometimes    called "municipal
junk bonds")  are considered to have speculative     characteristics and
involve greater risk of default or price changes due to changes in the issuer's creditworthiness, or they may already be in default. The market prices of these securities may fluctuate more than higher-quality
securities and may decline significantly in    periods of general economic
difficulty.
The table on the following page provides a summary of ratings assigned to debt holdings (not including money market instruments) in the funds' portfolios. These figures are dollar-weighted averages of month-end
portfolio holdings during the fiscal year ended    1996,     and are
presented as a percentage of total security investments. These percentages are historical and do not necessarily indicate a fund's current or future debt holdings.
RESTRICTIONS: For all of the Equity Funds   ,     purchase of a debt
security is consistent with a fund's debt quality policy if it is rated at or above the stated level by Moody's Investors Service (Moody's) or rated in the equivalent categories by Standard and Poor's (S&P), or is unrated but judged to be of equivalent quality by FMR.
   Mid Cap, Equity Growth, Growth Opportunities, Strategic Opportunities, Large Cap, Growth & Income, Equity Income, and Balanced currently intends to limit its investments in lower than Baa-quality debt securities to less than 35% of its assets.
TechnoQuant Growth currently intends to limit its investments in lower than Baa- quality debt securities to 5% of its assets.
Municipal Bond invests only in investment-grade securities. A security is considered to be investment-grade if it is judged by FMR to be of equivalent quality to securities rated Baa or BBB or higher by Moody's or S&P, respectively. However, the fund will limit its investments in medium quality securities, as judged by FMR, to one-third of its total assets; will not purchase securities rated below Baa or BBB by Moody's or S&P, respectively; and will not invest more than 20% of its total assets in securities not rated by Moody's and S&P.
Each of Mortgage Securities,     Short Fixed-Income, Intermediate Municipal
Income, Short-Intermediate Municipal Income, California Municipal Income, and New York Municipal Income normally invests in investment-grade securities, but reserves the right to invest up to 5% of its assets in below investment-grade securities. A security is considered to be investment-grade if it is rated investment-grade by Moody's, S&P, Duff & Phelps Credit Rating Co. (Duff & Phelps), or Fitch Investors Service, L.P. (Fitch), or is unrated but judged by FMR to be of equivalent quality. Intermediate Bond invests only in investment-grade securities, and will limit its investments in medium quality securities to 5% of its assets. A
security is considered to be investment-grade or me   dium quality if it is
rated investment-grade or medium quality respectively by Moody's, S & P, Duff &Phelps, or Fitch, or is unrated but judged by FMR to be of equivalent quality.
High Income Municipal does not currently intend to invest more than 10% of its assets in bonds that are in default.
FISCAL YEAR ENDED 1996Emerging Markets Income
DEBT HOLDINGS, BY RATING
 (AS A % OF INVESTMENTS IN EACH RATING CATEGORY) (AS A % OF INVESTMENTS IN EACH RATING CATEGORY)
 INVESTMENT GRADE*  LOWER QUALITY*
STANDARD & POOR'S CORPORATION  AAA, AA, A  BBB BB B CCC CC,C D NR
EQUITY FUNDS:
TechnoQuant Growth
Equity Growth
Growth Opportunities
Strategic Opportunities
Growth & Income
Equity Income
Balanced
TAXABLE INCOME FUNDS:
High Yield
Strategic Income
Mortgage Securities
Government Investment
Intermediate Bond
Short Fixed-Income
MUNICIPAL FUNDS:
High Income Municipal
Municipal Bond
Intermediate Municipal Income
Short Intermediate Municipal Income
New York Municipal Income
MOODY'S INVESTORS SERVICE, INC.  Aaa, Aa, A  Baa Ba B Caa Ca C NR
EQUITY FUNDS:
TechnoQuant Growth .
Equity Growth
Growth Opportunities
Strategic Opportunities
Growth & Income
Equity Income
Balanced
TAXABLE INCOME FUNDS:
High Yield  .
Strategic Income
Mortgage Securities
Government Investment
Intermediate Bond
Short Fixed-Income
MUNICIPAL FUNDS:
High Income Municipal
Municipal Bond
Intermediate Municipal Income
Short Intermediate Municipal Income
New York Municipal Income
__________________________________________________________________________
____________________________
  (AS A % OF INVESTMENTS)
SECURITIES NOT
RATED BY
MOODY'S OR S&P (dagger)
Investment Grade (double dagger)
Lower Quality(double dagger)
Total
* FOR SOME FOREIGN GOVERNMENT OBLIGATIONS, FMR ASSIGNS THE RATINGS OF THE SOVEREIGN CREDIT OF THE ISSUING GOVERNMENT.
(dagger) THE DOLLAR-WEIGHTED AVERAGE PERCENTAGES REFLECTED IN THIS TABLE MAY INCLUDE SECURITIES RATED BY OTHER NATIONALLY
RECOGNIZED RATING SERVICES, AS WELL AS UNRATED SECURITIES.
(double dagger) AS DETERMINED BY FMR

       U.S. GOVERNMENT SECURITIES    are high-quality debt instruments
issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. Government. Not all U.S. Government securities are backed by the full faith and credit of the United States. For example, U.S. Government securities such as those issued by the Federal National Mortgage Association are supported by the instrumentality's right to borrow money from the U.S. Treasury under certain circumstances. Other U.S. Government securities, such as those issued by the Federal Farm Credit Banks Funding Corporation, are supported only by the credit of the entity that issued them.
MUNICIPAL SECURITIES are issued to raise money for a variety of public purposes, including general financing for state and local governments, or financing for specific projects or public facilities. They may be issued in anticipation of future revenues, and may be backed by the full taxing power of a municipality, the revenues from a specific project, or the credit of a private organization. The value of some or all municipal securities may be affected by uncertainties in the municipal market related to legislation or litigation involving the taxation of municipal securities or the rights of municipal securities holders. A fund may own a municipal security directly or through a participation interest.
       CREDIT AND LIQUIDITY SUPPORT.    Issuers may employ various forms of
credit and liquidity enhancement, including letters of credit, guarantees, puts and demand features, and insurance, provided by foreign or domestic entities such as banks and other financial institutions. These arrangements expose a fund to the credit risk of the entity providing the credit or liquidity support. Changes in the credit quality of the provider could affect the value of the security and the fund's share price.
STATE MUNICIPAL SECURITIES include municipal obligations issued    by the
state of Ca    lifornia or New York or their respective counties,
municipalities, authorities, or other subdivisions. The ability of issuers to repay their debt can be affected by many factors that impact the economic vitality of either the state or a region within the state.
   Other state municipal securities include obligations of U.S. territories
and possessions such as Guam, the Virgin Islands, Puerto Rico,     and
their political subdivisions and public corporations. The economy of Puerto
Rico is closely linked to the U.S. economy and will be a   ffected by the
stren    gth of the U.S. dollar, interest rates, the price stability of oil imports, and the continued existence of favorable tax incentives.
   OTHER INSTRUMENTS may include securities of closed-end investment companies.
EXPOSURE TO FOREIGN MARKETS. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations may involve additional risks and considerations. These include risks relating to political or economic conditions in foreign countries, fluctuations in foreign currencies, withholding or other taxes, operational risks, increased regulatory burdens, and the potentially less stringent investor protection and disclosure standards of foreign markets. Additionally,
governmental issuers of foreign debt securities may be unwilling    to pay
interest and repay principal when due,     and may require that the
conditions for payment be renegotiated. All of these factors can make foreign investments, especially those in developing countries, more volatile than U.S. investments.
ASSET-BACKED SECURITIES include interests in pools of the following: purchase contracts, financing leases, or sales agreements entered into by municipalities; lower-rated debt securities; or consumer loans. The value of these securities may be significantly affected by changes in interest rates, the market's perception of issuers, and the creditworthiness of the parties involved. Certain asset-backed securities rely on continued payments by a municipality, and may also be subject to prepayment risk.
       MORTGAGE SECURITIES    are interests in pools of commercial or
residential mortgages, and may include complex instruments such as collateralized mortgage obligations and stripped mortgage-backed securities. Mortgage securities may be issued by agencies or instrumentalities of the U.S. government or by private entities.
The price of a mortgage security may be significantly affected by changes in interest rates. Some mortgage securities may have a structure that makes their reaction to interest rates and other factors difficult to predict, making their price highly volatile. Also, mortgage securities, especially stripped mortgage-backed securities, are subject to prepayment risk.
During periods of declining interest rates, borrowers are more likely to prepay their mortgages. Prepayments can limit price appreciation and result in proceeds generally being reinvested in lower-yielding securities.

VARIABLE AND FLOATING RATE SECURITIES have interest rates that are periodically adjusted either at specific intervals or whenever a benchmark rate changes. Inverse floaters have interest rates that move in the opposite direction from a benchmark, making the security's market value more volatile.
       STRIPPED SECURITIES    are the separate income or principal
components of a debt security. The risks associated with stripped securities are similar to those of other debt securities, although stripped securities may be more volatile, and the value of certain types of stripped securities may move in the same direction as interest rates. U.S. Treasury securities that have been stripped by a Federal Reserve Bank are obligations issued by the U.S. Treasury.
REPURCHASE AGREEMENTS. In a repurchase agreement, a fund buys a security at one price and simultaneously agrees to sell it back at a higher price. Delays or losses could result if the other party to the agreement defaults or becomes insolvent.
REVERSE REPURCHASE AGREEMENTS. In a reverse repurchase agreement, a fund temporarily transfers possession of a portfolio instrument to another party in return for cash. This could increase the risk of fluctuation in the fund's yield or in the market value of its assets.
MUNICIPAL LEASE OBLIGATIONS are used by municipalities to acquire land, equipment, or facilities. If the municipality stops making payments or transfers its obligations to a private entity, the obligation could lose value or become taxable.
PUT FEATURES entitle the holder to put (sell back) an instrument to the
issuer    or another party. In exchange for this ben    efit, a fund may
accept a lower interest rate. Demand features and standby commitments are types of put features.
PRIVATE ENTITIES may be involved in some municipal securities. For example, industrial revenue bonds are backed by private entities, and resource recovery bonds often involve private corporations. The viability of a project or tax incentives could affect the value and credit quality of these securities.
REAL ESTATE-RELATED INSTRUMENTS include real estate investment trusts, commercial and residential mortgage-backed securities, and real estate financings. Real estate-related instruments are sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, overbuilding, and the management skill and creditworthiness of the issuer. Real estate-related instruments may also be affected by tax and regulatory requirements, such as those relating to the environment.
ADJUSTING INVESTMENT EXPOSURE. A fund can use various techniques to increase or decrease its exposure to changing security prices, interest
rates,    currency exchange rates    , or other factors that affect
security values. These techniques may involve derivative transactions such as buying and selling options and futures contracts, entering into currency exchange contracts or swap agreements, purchasing indexed securities, and selling securities short.
FMR can use these practices to adjust the risk and return characteristics of a fund's portfolio of investments. If FMR judges market conditions incorrectly or employs a strategy that does not correlate well with a fund's investments, these techniques could result in a loss, regardless of whether the intent was to reduce risk or increase return. These techniques may increase the volatility of a fund and may involve a small investment of cash relative to the magnitude of the risk assumed. In addition, these techniques could result in a loss if the counterparty to the transaction does not perform as promised.
 DIRECT DEBT. Loans and other direct debt instruments are interests in amounts owed to another party by a company, government, or other borrower. They have additional risks beyond conventional debt securities because they may entail less legal protection for a fund, or there may be a requirement that the fund supply additional cash to a borrower on demand.
ILLIQUID AND RESTRICTED SECURITIES. Some investments may be determined by FMR, under the supervision of the Board of Trustees, to be illiquid, which means that they may be difficult to sell promptly at an acceptable price. The sale of some illiquid securities, and some other securities, may be subject to legal restrictions. Difficulty in selling securities may result in a loss or may be costly to a fund.
RESTRICTIONS. Each fund (except High Yield and Strategic Income) may not purchase a security if, as a result, more than 10% of its assets would be invested in illiquid securities.
High Yield and Strategic Income may not purchase a security if, as a result, more than 15% of its assets would be invested in illiquid securities.
WHEN-ISSUED AND FORWARD PURCHASE OR SALE TRANSACTIONS are trading practices in which payment and delivery for the securities take place at a future date. The market value of a security could change during this period.
       CASH MANAGEMENT.    A fund may invest in money market securities, in
a pooled account of repurchase agreements, and in a money market fund available only to funds and accounts managed by FMR or its affiliates, whose goal is to seek a high level of current income (exempt from federal income tax in the case of a tax-free money market fund) while maintaining a stable $1.00 share price. A major change in interest rates or a default on the money market fund's investments could cause its share price to change.
RESTRICTIONS: California Municipal Income and New York Municipal Income do not currently intend to invest in a money market fund. High Income Municipal, Municipal Bond Intermediate Municipal Income, Short-Intermediate Municipal Income, California Municipal Income Fund, and New York Municipal Income Fund do not currently intend to invest in a pooled account of repurchase agreements. Equity Growth and Strategic Opportunities will not invest in a money market fund.
DIVERSIFICATION. Diversifying a fund's investment portfolio can reduce the risks of investing. This may include limiting the amount of money invested in any one issuer or, on a broader scale, in any one industry or type of project. Economic, business, or political changes can affect all securities of a similar type. A fund that is not diversified may be more sensitive to changes in the market value of a single issuer or industry.
RESTRICTIONS: With respect to 100% of its total assets each of Equity Growth and Strategic Opportunities may not purchase a security if, as a result, more than 5% would be invested in the securities of any one issuer. This limitation does not apply to U.S. Government Securities.
   With respect to 75% of its total assets each of TechnoQuant Growth, Mid Cap, Growth Opportunities, Large Cap, Growth & Income, Equity Income, Balanced, High Yield, Mortgage Securities, Government Investment, Intermediate Bond, Short Fixed-Income, High Income Municipal, Municipal
Bond,     and Intermediate Municipal Income may not purchase a security if, as a result, more than 5% would be invested in the securities of any one
issuer.    This limitation does not apply to U.S. Government Securities or, for TechnoQuant Growth and Growth & Income, investment company securities.
Strategic Income, Short-Intermediate Municipal Income, California Municipal Income, and New York Municipal Income are considered non-diversified. Generally, to meet federal tax requirements at the close of each quarter, each fund does not invest more than 25% of its total assets in any one issuer and, with respect to 50% of total assets, does not invest more than
5% of its total assets in any one issuer.    This limitation does not apply
to U.S. Government Securities.
A fund may not invest more than 25% of its total assets in any one
industry.    This limitation does not apply to U.S. Government
Securities.
Each of High Income Municipal, Municipal Bond, Intermediate Municipal Income, Short-Intermediate Municipal Income, California Municipal Income, and New York Municipal Income may invest more than 25% of its total assets in tax-free securities that finance similar types of projects.
BORROWING. Each fund may borrow from banks or from other funds advised by FMR, or through reverse repurchase agreements. If a fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If a fund makes additional investments while borrowings are outstanding, this may be considered a form of leverage.
RESTRICTIONS: Each fund may borrow only for temporary or emergency purposes, but not in an amount exceeding 331/3% of its total assets. LENDING securities to broker-dealers and institutions, including Fidelity Brokerage Services, Inc. (FBSI), an affiliate of FMR, is a means of earning income. This practice could result in a loss or a delay in recovering a fund's securities. A fund may also lend money to other funds advised by FMR.
RESTRICTIONS: Loans, in the aggregate, may not exceed 331/3% of a fund's
total assets; however, G   overnment Investment, High Income Municipal,
Municipal Bond, Interme    diate Municipal Income, Short-Intermediate
Municipal Income, California Municipal Income, and New York Municipal Income do not currently intend to make loans.
FUNDAMENTAL INVESTMENT POLICIES AND RESTRICTIONS
Some of the policies and restrictions discussed on the preceding pages are fundamental, that is, subject to change only by shareholder approval. The following paragraphs restate all those that are fundamental. All policies stated throughout this prospectus, other than those identified in the following paragraphs, can be changed without shareholder approval.
   TECHNOQUANT GROWTH FUND seeks capital growt    h.
MID CAP FUND seeks long-term growth of capital.
EQUITY GROWTH FUND seeks to achieve capital appreciation by investing primarily in common and preferred stock and securities convertible into the common stock of companies with above-average growth characteristics.
   Under normal conditions, the fund will invest at least 65% of its assets in common and preferred stock.
GROWTH OPPORTUNITIES FUND seeks to provide capital growth by investing primarily in common stocks and securities convertible into common stocks. STRATEGIC OPPORTUNITIES FUND seeks capital appreciation by investing primarily in securities of companies believed by FMR to involve a "special situation." Under normal conditions, the fund will invest at least 65% of its total assets in companies involving a special situation. FMR intends to invest primarily in common stocks and securities that are convertible into common stocks; however, it also may invest in debt securities of all types and quality if FMR believes that investing in these securities will result in capital appreciation. The fund may invest up to 30% of its assets in foreign investments.
LARGE CAP FUND seeks long-term growth of capital.
   GROWTH & INCOME seeks high total return through a combination of current income and capital appreciation.
EQUITY INCOME FUND seeks a yield from dividend and interest income which exceeds the composite dividend yield on securities comprising the S&P 500. In addition, consistent with the primary objective of obtaining dividend and interest income, the fund will consider the potential for achieving capital appreciation.
BALANCED        FUND s   eeks both income and gr    owth of capital by
investing in a diversified portfolio of equity and fixed-income securities with income, growth of income, and capital appreciation potential.
HIGH YIELD FUND seeks a combination of a high level of income and the potential for capital gains by investing in a diversified portfolio consisting primarily of high-yielding, fixed-income and zero coupon securities, such as bonds, debentures and notes, convertible securities and preferred stocks.
STRATEGIC INCOME FUND seeks a high level of current income by investing primarily in debt securities. The fund may also seek capital appreciation.
   MORTGAGE SECURITIES FUND seeks a high level of current income, consistent with prudent investment risk, by investing primarily in mortgage-related securities. In seeking current income, the fund may also consider the potential for capital gain.
GOVERNMENT INVESTMENT FUND seeks a high level of current income by investing primarily in obligations issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities.
INTERMEDIATE BOND FUND seeks to provide a high rate of income through investment primarily in investment-grade fixed-income obligations.
SHORT FIXED-INCOME FUND seeks to obtain a high level of current income, consistent with the preservation of capital, by investing primarily in a broad range of investment-grade fixed-income securities. Where appropriate the fund will take advantage of opportunities to realize capital appreciation.
HIGH INCOME MUNICIPAL FUND seeks to provide a high current yield by investing in a diversified portfolio of municipal obligations whose interest is not included in gross income for purposes of calculating federal income tax. The fund normally invests at least 80% of its net assets in municipal obligations whose interest is free from federal income tax.
   MUNICIPAL BOND FUND seeks to provide as high a level of interest income exempt from federal income tax as is consistent with preservation of capital.
The fund invests in a diversified portfolio of municipal bonds. The fund will invest primarily in municipal bonds judged by FMR to be of high-grade or upper-medium-grade quality, although it may invest up to one-third of its total assets in bonds judged to be of medium-grade quality if they are suitable for achieving its investment objective. The fund's standards for high-grade, upper-medium-grade, and medium-grade obligations are essentially the same as Moody's and S&P's four highest categories of Baa or BBB and above. The fund will not invest in any bond rated lower than Baa by Moody's or BBB by S&P, but may invest up to 20% of its total assets in bonds not rated by either of these rating services if FMR judges them to meet the fund's quality standards. The fund will normally invest at least 80% of its assets in municipal securities whose interest is exempt from federal income tax.
INTERMEDIATE MUNICIPAL INCOME FUND seeks the highest level of income exempt from federal income taxes that can be obtained consistent with the preservation of capital. The fund normally invests at least 80% of its net assets in securities whose interest is free from federal income tax. SHORT-INTERMEDIATE MUNICIPAL INCOME FUND seeks as high a level of current income, exempt from federal income tax, as is consistent with preservation of capital. The fund normally invests at least 80% of its net assets in municipal obligations whose interest is free from federal income tax. CALIFORNIA MUNICIPAL INCOME FUND seeks a high level of current income free from federal income tax and California state personal income tax by investing primarily in municipal securities. The fund normally invests at least 80% of its net assets in securities whose interest is free from federal and California income taxes.
NEW YORK MUNICIPAL INCOME FUND seeks a high level of current income free from federal income tax and New York State and City personal income taxes by investing primarily in municipal securities. The fund normally invests at least 80% of its net assets in securities whose interest is free from federal and New York State and City personal income taxes.
   With respect to 75% of its total assets each of TechnoQuant Growth, Mid Cap, Growth Opportunities, Large Cap, Growth & Income, Equity Income, Balanced, High Yield, Mortgage Securities, Government Investment, Intermediate Bond, Short Fixed-Income, High Income Municipal, Municipal Bond, and Intermediate Municipal Income may not purchase a security if, as a result, more than 5% would be invested in the securities of any one issuer. With respect to 100% of its total assets, each of Equity Growth and Strategic Opportunities may not purchase a security if, as a result, more
than 5% would be invested in the securities of any one issue    r.    This
limitation does not apply to U.S. Government Securities or, for TechnoQuant Growth and Growth & Income, investment company securities.
With respect to 75% of its total assets, each of TechnoQuant Growth, Mid Cap, Growth Opportunities, Large Cap, Growth & Income, Equity Income, Balanced, High Yield, Mortgage Securities ,Government Investment, Intermediate Bond, Short Fixed-Income, High Income Municipal, Municipal Bond, and Intermediate Municipal Income may not purchase more than 10% of the outstanding voting securities of a single issuer. With respect to 100% of its total assets, each of Equity Growth and Strategic Opportunities may not purchase more than 10% of the outstanding voting securities of a single issuer. This limitation does not apply to U.S. Government Securities or, for TechnoQuant Growth and Growth & Income, investment company securities.
Each fund may not invest more than 25% of its total assets in any one
industry.    This limitation does not apply to U.S. Government
Securities
Each fund may borrow only for temporary or emergency purposes, but not in an amount exceeding 331/3% of its total assets.
Loans, in the aggregate, may not exceed 331/3% of each fund's total assets. BREAKDOWN OF EXPENSES
Like all mutual funds, the funds pay fees related to their daily operations. Expenses paid out of each class's assets are reflected in that class's share price or dividends; they are neither billed directly to shareholders nor deducted from shareholder accounts.
Each fund pays a MANAGEMENT FEE to FMR for managing its investments and
business affairs. FMR in turn pays fees    to affiliates who provide
assistance with these services for certain of the funds. Each fund also
pays     OTHER EXPENSES   , which are explained on page 23.
FMR may, from time to time, agree to reimburse a fund for management fees and other expenses above a specified limit. FMR retains the ability to be repaid by a fund if expenses fall below the specified limit prior to the end of the fiscal year. Reimbursement arrangements, which may be terminated at any time without notice, can decrease a fund's expenses and boost its
performance    .
MANAGEMENT FEE
The management fee is calculated and paid to FMR every month. Equity Income pays FMR a monthly management fee at an annual rate of 0.50% of its average
net assets. The fee for    TechnoQuant Growth, Mid Cap, Equity Growth,
Large Cap, Growth & Income, Balanced, High Yield, Strategic Income, Mortgage Securities, Government Investment, Intermediate Bond, Short
Fixed-Income, High Income Municipal, Municipal Bond, Intermed    iate
Municipal Income, Short-Intermediate Municipal Income, California Municipal Income, and New York Municipal Income is calculated by adding a group fee rate to an individual fee rate, and multiplying the result by the fund's
average net assets   . The fee for Growth     Opportunities and Strategic
Opportunities is determined by taking a basic fee and then applying a performance adjustment. The performance adjustment either increases or decreases the management fee, depending on how well each fund has performed relative to the S&P 500.
   The group fee rate is based on the average net assets of all the mutual funds advised by FMR. For TechnoQuant Growth, Mid Cap, Equity Growth, Growth Opportunities, Strategic Opportunities, Large Cap, Growth & Income, and Balanced this rate cannot rise above 0.52%, and it drops as total assets under management increase. For High Yield, Strategic Income, Mortgage Securities, Government Investment, Intermediate Bond, Short Fixed-Income, High Income Municipal, Municipal Bond, Intermediate Municipal Income, Short -intermediate Municipal, California Municipal Income, and New York Municipal Income this rate cannot rise above 0.37%, and it drops as total assets under management increase. The basic fee rate is calculated monthly by adding a group fee rate to an individual fund fee rate, and multiplying the result by each fund's average net assets.
The performance adjustment rate is calculated monthly by comparing the performance of Growth Opportunities and Strategic Opportunities to that of the S&P 500 over the most recent 36-month period. The difference is translated into a dollar amount that is added to or subtracted from the basic fee. The maximum annualized performance adjustment rate is +_ 0.20%. Investment performance will be measured separately for each class of shares offered by Growth Opportunities and Strategic Opportunities and the least of the results obtained will be used in calculating the performance adjustment.
The following table states the management fee for each fund for its most recent fiscal year end
                                       Group     Individual   Total
                                      Fee Rate    Fund Fee    Manageme
                                                  Rate        nt Fee

TechnoQuant Growth [A]                            0.30%

Mid Cap [A]                                       0.30%

Equity Growth                                     0.30%
                                                 [B]

Growth Opportunities [C]                          0.30%

Strategic Opportunities [C]                       0.30%

Large Cap [A]                                     0.30%

Growth & Income [A]                               0.20%

Equity Income                          n/a        n/a         0.50%

Balanced                                          0.15%[D
                                                 ]

High Yield                                        0.45%

Strategic Income                                  0.45%

Mortgage Securities                               0.30%

Government Investment                             0.30%

Intermediate Bond                                 0.30%

Short Fixed-Income                                0.30%

High Income Municipal Fund                        0.20%

Municipal Bond Fund                               0.25%

Intermediate Municipal Income                     0.25%

Short-Intermediate Municipal Income               0.25%

California Municipal Income [A]                   0.25%

New York Municipal Income                         0.25%

[A] ESTIMATED
[B] EFFECTIVE AUGUST 1, 1994, FMR VOLUNTARILY AGREED TO REDUCE THE FUND'S INDIVIDUAL FUND FEE RATE FROM 0.33% TO 0.30%. IF THIS REDUCTION WAS NOT IN EFFECT, THE TOTAL FEE WOULD HAVE BEEN ___%.
[C] THE BASIC FEE RATE FOR THE FISCAL YEAR ENDED 1996 WAS ___% FOR GROWTH OPPORTUNITIES AND___% FOR STRATEGIC OPPORTUNITIES.
[D] EFFECTIVE AUGUST 1, 1996, FMR VOLUNTARILY AGREED TO REDUCE THE FUND'S INDIVIDUAL FUND FEE RATE FROM 0.20% TO 0.15%. IF THIS REDUCTION WERE IN EFFECT, THE TOTAL FEE WOULD HAVE BEEN___%.
FMR HAS SUB-ADVISORY AGREEMENTS with four affiliates: FMR U.K., FMR Far East, FIJ, and FIIA. FIIA in turn has a sub-advisory agreement with FIIAL U.K. These sub-advisers are compensated for providing FMR with investment research and advice on issuers based outside the United States. FMR pays FMR U.K. and FMR Far East fees equal to 110% and 105%, respectively, of the costs of providing these services. FMR pays FIJ and FIIA a fee equal to 30% of its management fee rate associated with investments for which the sub-adviser provided investment advice.
T   he sub-advisers may also provide investment management services. In
return,     FMR pays FMR U.K., FMR Far East, FIJ, and FIIA a fee equal to
50% of its management fee rate with respect to a fund's investments that the sub-adviser manages on a discretionary basis. FIIA pays FIIAL U.K. a fee equal to 110% of the cost of providing these services.
For the fiscal year ended 1996, FMR, on behalf of ________ paid _____________ fees equal to __%, __% and __%, respectively of ____________
average net assets.
OTHER EXPENSES
While the management fee is a significant component of each fund's annual operating costs, the funds have other expenses as well.
FIIOC performs transfer agency, dividend disbursing and shareholder
services for    each class     of the Equity Funds, High Yield, Strategic
Income, Mortgage Securities, Government Investment, Intermediate Bond, and Short-Fixed Income. Fidelity Service Company (FSC) calculates the NAV and
dividends for    each class     of the Equity Funds, High Yield, Strategic
Income, Mortgage Securities, Government Investment, Intermediate Bond, and Short-Fixed Income. FSC also maintains the general accounting records and administers the securities lending program for each fund.
For the fiscal year ended 1996, transfer agent and pricing and bookeeping fees (as a percentage of average net assets) amounted to the following. The amounts disclosed are before reimbursement, if any.

                          Class A            Class T      Class B to    Each Fund
                          to     FIIOC       to  State    FIIOC         to FSC
                                             Street[A]

TechnoQuant Growth

Mid Cap

Equity Growth

Growth Opportunities

Strategic Opportunities

   Large Cap

Growth & Income

Equity Income

Balanced

High Yield

Strategic Income

Mortgage Securities

Government Investment

Intermediate Bond

Short-Fixed Income                                        *


* FUND DOES NOT OFFER CLASS B SHARES.
   [A] THROUGH DECEMBER 31, 1996, STATE STREET BANK & TRUST COMPANY (STATE STREET) PERFORMED CERTAIN TRANSFER AGENCY, DIVIDEND DISBURSING, AND SHAREHOLDER SERVICES FOR CLASS T OF THE FUNDS. DURING THAT PERIOD, STATE STREET ENTERED INTO SUB-ARRANGEMENTS PURSUANT TO WHICH FIIOC PERFORMED CERTAIN TRANSFER AGENCY, DIVIDEND DISBURSING, AND SHAREHOLDER SERVICES FOR CLASS T SHARES. STATE STREET PAID FIIOC A PORTION OF ITS FEE FOR CLASS T ACCOUNTS FOR WHICH FIIOC PROVIDED LIMITED SERVICES, OR ITS FULL FEE FOR CLASS T ACCOUNTS THAT FIIOC MAINTAINED ON ITS BEHALF.
UMB has entered into a sub-arrangement with FIIOC. FIIOC performs transfer agency, dividend disbursing and shareholder services for each class of High
Income Municipal,   Municipal Bond,     Intermediate Municipal Income,
Short-Intermediate Municipal Income, California Municipal Income, and New York Municipal Income. UMB has also entered into a sub-arrangement with FSC. FSC calculates the NAV and dividends for each class of High Income Municipal, Municipal Bond, Intermediate Municipal Income, Short-Intermediate Municipal Income, California Municipal Income and New York Municipal Income, and maintains each fund's general accounting records. All of the fees are paid to FIIOC and FSC by UMB, which is reimbursed by the applicable class or the fund, as appropriate, for such payments.
For the fiscal year ended 1996, transfer agent and pricing and bookkeeping fees paid (as a percentage of average net assets) amounted to the following. The amounts disclosed are before reimbursements, if any.

                                      UMB to       UMB to       UMB to       UMB to
                                      FIIOC on     FIIOC on     FIIOC on     FSC on
                                      behalf of    behalf of    behalf of    behalf of
                                      Class A      Class T      Class B      each fund

High Income Municipal

Municipal Bond                           **

Intermediate Municipal Income

Short-Intermediate Municipal Income                             *

California  Municipal Income

New York Municipal Income


* FUND DOES NOT OFFER CLASS B SHARES.
   **CLASS IS EXPECTED TO COMMENCE OPERATIONS IN FEBRUARY 1997.
Class A shares of each fund have adopted a DISTRIBUTION AND SERVICE PLAN. Under the Plans, Class A of each fund is authorized to pay FDC a monthly distribution fee as compensation for its services and expenses in connection with the distribution of Class A shares. Class A of the Equity Funds may pay FDC a distribution fee at an annual rate of up to 0.75% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Class A of the Bond Funds, the Intermediate-Term Bond Funds, and the Short-Term Bond Funds may pay FDC a distribution fee at an annual rate of up to 0.40% of its average net assets, or such lesser amount as the Trustees may determine from time to time.
Class A of each of the Equity Funds currently pays FDC a monthly distribution fee at an annual rate of 0.25% of its average net assets throughout the month; Class A of each of the Bond Funds, the Intermediate-Term Bond Funds, and the Short-Term Bond Funds currently pays FDC a monthly distribution fee at an annual rate of 0.15% of its average
net assets throughout the month. Class A distribution    fee     rates may
be increased only when the Trustees believe that it is in the best interests of Class A shareholders to do so.
Class T shares of each fund have adopted a DISTRIBUTION AND SERVICE PLAN. Under the Plans, Class T of each fund is authorized to pay FDC a monthly distribution fee as compensation for its services and expenses in
connection with the distribution of Class T shares. Class T o   f
TechnoQuant Grow    th, Mid Cap, Equity Growth, Equity Income, Large Cap,
an   d Growth & Incom    e may pay FDC a distribution fee at an annual rate
of up to 0.75% of its average net assets, or such lesser amount as the
Trustees may determine from time to time. Class T of    Growth
Opportunities, Strategic Opportunities, and Balanced may pay FDC a
distribution fee at an annual     rate of up to 0.65% of its average net
assets, or such lesser amount as the Trustees may determine from time to time. Class T of High Yield, Strategic Income, Mortgage Securities, Government Investment, Intermediate Bond, High Income Municipal, Municipal Bond, Intermediate Municipal Income, Short-Intermediate Municipal Income, California Municipal Income, and New York Municipal Income may pay FDC a distribution fee at an annual rate of up to 0.40% of its average net assets, or such lesser amount as the Trustees may determine from time to
time.    Class T of Short-Fixed Income may pay FDC a distribution fee at an annual rate of up to 0.15% of its average net assets, or such lesser amount as the Trustees may determine from time to time
Class T of each of the Equity Funds currently pays FDC a monthly distribution fee at an annual rate of 0.50% of its average net assets throughout the month; Class T of each of the Bond Funds and the Intermediate-Term Bond Funds currently pays FDC a monthly distribution fee at an annual rate of 0.25% of its average net assets throughout the month; and Class T of each of the Short-Term Bond Funds currently pays FDC a monthly distribution fee at an annual rate of 0.15% of its average net assets throughout the month. Class T distribution fee rates may be increased only when the Trustees believe that it is in the best interests of Class T shareholders to do so.
Up to the full amount of the Class A and Class T distribution fees may be reallowed to investment professionals, as compensation for their services in connection with the distribution of Class A and Class T shares and for providing support services to Class A and Class T shareholders, based upon the level of such services provided. These services may include, without limitation, answering investor inquiries regarding the funds; providing assistance to investors in changing dividend options, account designations, and addresses; performing subaccounting and maintaining Class A and Class T shareholder accounts; processing purchase and redemption transactions, including automatic investment and redemption of investor account balances; providing periodic statements showing an investor's account balance and integrating other transactions into such statements; and performing other administrative services in support of the shareholder.
Class B shares of    each Equity Fund, Bond Fund, and Intermediate-Term
Bond     Fund have adopted a DISTRIBUTION AND SERVICE PLAN. Under the
Plans, Class B of each fund is authorized to pay FDC a monthly distribution fee as compensation for its services and expenses in connection with the distribution of Class B shares. Class B of each fund may pay FDC a distribution fee at an annual rate of up to 0.75% of its average net assets, or such lesser amount as the Trustees may determine from time to time.
Class B of each of the    E    quity    F    unds currently pays FDC a
monthly distribution fee at an annual rate of 0.75% of its average net assets throughout the month. Class B of each of the Bond Funds and the Intermediate-Term Bond Funds currently pays FDC a monthly distribution fee at an annual rate of 0.65% of its average net assets throughout the month.
Class B distribution fee    rates     for each of the Bond Funds and
Intermediate-Term Bond Funds may be increased only when the Trustees believe that it is in the best interests of Class B shareholders to do so.
   In addition, pursuant to each Class B Plan, investment professionals are
compensated     at an annual rate of 0.25% of C   lass B's average net
assets throughout the month for providing personal service to and/or maintenance of Class B shareholder accounts.
The Class A, Class T, and Class B Plans specifically recognize that FMR may make payments from its management fee revenue, past profits, or other resources to FDC for expenses incurred in connection with the distribution of the applicable class's shares, including payments made to investment professionals that provide shareholder support services or engage in the sale of the applicable class's shares. The Board of Trustees of each fund has authorized such payments.
Each fund also pays other expenses, such as legal, audit, and custodian
fees; in some instances, proxy solicitation costs; and the com   pensation
of trustees who are not affiliated with Fidelity. A broker-dealer may use a portion of the commissions paid by a fund to reduce that fund's custodian or transfer agent fees.
The portfolio turnover rate for TechnoQuant Growth is    projected     to
exceed 200% for its first fiscal period ending November 30, 1997. The portfolio rate for Growth & Income is not expected to exceed 200% for its first fiscal period ending November 30, 1997.
   The portfolio turnover rate for the fiscal year ended 1996 was _% for Mid Cap, __% for Equity Growth, __% for Growth Opportunities, __% for Strategic Opportunities,__% for Large Cap,__% for Equity Income, ___% for Balanced, ___% for High Yield, ___% for Strategic Income, ___% for Mortgage Securities , ___% for Government Investment,___% for Intermediate Bond, ___% for Short Fixed-Income, ___% for High Income Municipal, ___% for Municipal Bond,___% for Intermediate Municipal Income, ___% for Short-Intermediate Municipal Income, ___% for California Municipal Income, and ___% for New York Municipal Income.
Portfolio turnover rates will vary from year to year. High turnover rates increase transaction costs and may increase taxable capital gains. FMR considers these effects when evaluating the anticipated benefits of short-term investing.
YOUR ACCOUNT


TYPES OF ACCOUNTS
   When you invest through a investment professional, your investment professional, including a broker-dealer or financial institution, may charge you a transaction fee with respect to the purchase and sale of fund shares. Read your investment professional's program materials in conjunction with this prospectus for additional service features or fees that may apply. Certain features of the funds, such as minimum initial or subsequent investment amounts, may be modified.
The different ways to set up (register) your account with Fidelity are on the right.
   The account guidelines that follow may not apply to certain retirement accounts. For instance, municipal funds are not available for purchase in retirement accounts. If you are investing through a retirement account or if your employer offers a fund through a retirement program, you may be subject to additional fees. For more information, please refer to your program materials, contact your employer or call your retirement benefits number or your investment professional directly, as appropriate.
If you have selected Fidelity Advisor funds as an investment option through an insurance company group pension program, please contact the provider directly.
WAYS TO SET UP YOUR ACCOUNT
INDIVIDUAL OR JOINT TENANT
FOR YOUR GENERAL INVESTMENT NEEDS
Individual accounts are owned by one person. Joint accounts can have two or more owners (tenants).
RETIREMENT (THE FOLLOWING OPTIONS ARE AVAILABLE ONLY FOR TAXABLE FUNDS)
TO SHELTER YOUR RETIREMENT SAVINGS FROM TAXES
 Retirement plans allow individuals to shelter investment income and capital gains from current taxes. In addition, contributions to these accounts may be tax deductible. Retirement accounts require special applications and typically have lower minimums.
(solid bullet) INDIVIDUAL RETIREMENT ACCOUNTS (IRAS) allow anyone of legal age under 701/2 with earned income to invest up to $2,000 per tax year. Individuals can also invest in a spouse's IRA if the spouse has earned income of less than $250.
(solid bullet) ROLLOVER IRAS retain special tax advantages for certain distributions from employer-sponsored retirement plans.
(solid bullet) SIMPLIFIED EMPLOYEE PENSION PLANS (SEP-IRAS) provide small business owners or those with self-employed income (and their eligible employees) with many of the same advantages as a Keogh, but with fewer administrative requirements.
(solid bullet) 401(K) PLANS allow employees of corporations of all sizes to contribute a percentage of their wages on a tax-deferred basis. These accounts need to be established by the trustee of the plan.
(solid bullet) MONEY PURCHASE/PROFIT SHARING PLANS (KEOGH PLANS) are tax-deferred pension accounts designated for employees of unincorporated businesses or for persons who are self-employed.
GIFTS OR TRANSFERS TO A MINOR (UGMA, UTMA)
TO INVEST FOR A CHILD'S EDUCATION OR OTHER FUTURE NEEDS
These custodial accounts provide a way to give money to a child and obtain tax benefits. An individual can give up to $10,000 a year per child without paying federal gift tax. Depending on state laws, you can set up a custodial account under the Uniform Gifts to Minors Act (UGMA) or the Uniform Transfers to Minors Act (UTMA). Contact your investment professional.
TRUST
FOR MONEY BEING INVESTED BY A TRUST
The trust must be established before an account can be opened.
BUSINESS OR ORGANIZATION
FOR INVESTMENT NEEDS OF CORPORATIONS, ASSOCIATIONS, PARTNERSHIPS, OR OTHER
GROUPS
Contact your investment professional.
HOW TO BUY SHARES
Once each business day, two share prices are calculated for Class A and Class T shares of each fund: the offering price and the NAV. If you pay a front-end sales charge or qualify for a reduction as described on page ____, your Class A or Class T share price will be the offering price. If you qualify for a front-end sales charge waiver as described on page __, your Class T share price will be the NAV. When you buy Class A or Class T shares at the offering price, the transfer agent deducts the appropriate sales charge and invests the rest in Class A or Class T shares of the fund. Class B's NAV is also calculated every business day. Class B shares of each fund are sold without a front-end sales charge and may be subject to a CDSC upon redemption. For information on how the CDSC is calculated, see "Transaction Details," page .
Shares are purchased at the next offering price or NAV, as applicable,
calculated after your order is received and accepted. The offer   ing price
and NAV are normally calculated at 4:00 p.m. Eastern time.
It is the responsibility of your investment professional to transmit your order to buy shares to the transfer agent before the close of business on the day you place your order.
The transfer agent must receive payment within three business days after an order for shares is placed; otherwise your purchase order may be canceled and you could be held liable for resulting fees and/or losses.
   Share certificates are not available for Class A, Class T, or Class B shares.
IF YOU ARE NEW TO THE FIDELITY ADVISOR FUNDS, complete and sign an account application and mail it along with your check. If there is no account application accompanying this prospectus, call your investment professional.
If you are investing through a tax-sheltered retirement plan, such as an IRA, for the first time, you will need a special application. Contact your investment professional for more information and a retirement account application.
IF YOU ALREADY HAVE MONEY INVESTED IN A FIDELITY ADVISOR FUND, you can:
(small solid bullet) Mail an account application with a check, (small solid bullet) Place an order and wire money into your account, (small solid bullet) Open your account by exchanging from the same class of another Fidelity Advisor fund or from another Fidelity fund, or (small solid bullet) Contact your investment professional.
MINIMUM INVESTMENTS
TO OPEN AN ACCOUNT $2,500*
For Fidelity Advisor retirement accounts $500
Through regular investment plans** $1,000*
TO ADD TO AN ACCOUNT $250*
For Fidelity Advisor retirement accounts $100
Through regular investment plans** $100*
MINIMUM BALANCE $1,000*
For Fidelity Advisor retirement accounts NONE
* ACCOUNT MINIMUMS ARE WAIVED FOR PURCHASES INTO CLASS T NON-RETIREMENT ACCOUNTS WITH DISTRIBUTIONS FROM A FIDELITY DEFINED TRUST ACCOUNT.
** AN ACCOUNT MAY BE OPENED WITH A MINIMUM OF $1,000, PROVIDED THAT A REGULAR INVESTMENT PLAN IS ESTABLISHED AT THE TIME THE ACCOUNT IS OPENED. FOR MORE INFORMATION ABOUT REGULAR INVESTMENT PLANS, PLEASE REFER TO "INVESTOR SERVICES", PAGE .
PURCHASE AMOUNTS OF MORE THAN $100,000 WILL NOT BE ACCEPTED FOR CLASS B
SHARES.
For further information on opening an account, please consult your investment professional or refer to the account application.

<ERROR: WIDE TABLE>
ERROR: The Following Table: "ToOpen" is Too Wide!
Table Width is 152 characters.


                   TO OPEN AN ACCOUNT                                                  TO ADD TO AN ACCOUNT

PHONE              (small solid bullet) Contact your investment professional or, if    (small solid bullet) Contact your investment
                                                                                       professional or, if
YOUR INVESTMENT    you are investing through a broker-dealer or                        you are investing through a broker-dealer
PROFESSIONAL
(phone_graphic)    insurance representative, call                                      or insurance representative, call
                   1-800-522-7297. If you are investing                                1-800-522-7297. If you are investing
                   through a bank representative, call                                 through a bank representative, call
                   1-800-843-3001.                                                     1-800-843-3001.
                   (small solid bullet) Exchange from the same class of another        (small solid bullet) Exchange from the same
                                                                                       class of another
                   Fidelity Advisor fund or from another                               Fidelity Advisor fund or from another
                   Fidelity fund account with the same                                 Fidelity fund account with the same
                   registration, including name, address, and                          registration, including name, address, and
                   taxpayer ID number.                                                 taxpayer ID number.

Mail
(mail_graphic)     (small solid bullet) Complete and sign the account application.     (small solid bullet) Make your check
                                                                                       payable to the complete
                   Make your check payable to the complete                             name of the fund of your choice and note
                   name of the fund of your choice and note                            the applicable class. Indicate your fund
                   the applicable class. Mail to the address                           account number on your check and mail to
                   indicated on the application.                                       the address printed on your account
                                                                                       statement.
                                                                                       (small solid bullet) Exchange by mail: call
                                                                                       your investment
                                                                                       professional for instructions.

In Person
(hand_graphic)     (small solid bullet) Bring your account application and check to    (small solid bullet) Bring your check
                                                                                       to your investment
                   your investment professional.                                       professional.

Wire
 (wire_graphic)    (small solid bullet) Not available                                  (small solid bullet)  Wire to:
                                                                                        Banker's Trust Co.
                                                                                        Routing # 021001033
                                                                                        Fidelity DART Depository
                                                                                        Account # 00159759
                                                                                       FBO: (Account name)
                                                                                        (Account number)
                                                                                       Specify the complete name of the fund of
                                                                                       your choice, note the applicable class, and
                                                                                       include your account number and
                                                                                       your name.

Automatically
(automatic_graphic)(small solid bullet) Not available.                                 (small solid bullet) Use Fidelity Advisor
                                                                                       Systematic
                                                                                       Investment Program. Sign up for this
                                                                                       service when opening your account, or
                                                                                       call your investment professional to begin
                                                                                       the program.



HOW TO SELL SHARES
You can arrange to take money out of your fund account at any time by selling (redeeming) some or all of your shares. Your shares will be sold at the next NAV calculated after your order is received and accepted, less any applicable CDSC. NAV is normally calculated at 4:00 p.m. Eastern time.
It is the responsibility of your investment professional to transmit your order to sell shares to the transfer agent before the close of business on the day you place your order.
TO SELL SHARES IN A NON-RETIREMENT ACCOUNT, you may use any of the methods described on these two pages.
TO SELL SHARES IN A FIDELITY ADVISOR RETIREMENT ACCOUNT, your request must be made in writing, except for exchanges to shares of the same class of another Fidelity Advisor fund or shares of other Fidelity funds, which can be requested by phone or in writing.
IF YOU ARE SELLING SOME BUT NOT ALL OF YOUR ACCOUNT SHARES, please leave at least $1,000 worth of shares in the account to keep it open (account minimum balances do not apply to retirement and Fidelity Defined Trust Accounts ).
TO SELL SHARES BY BANK WIRE, you will need to sign up for this service in advance.
CERTAIN REQUESTS MUST INCLUDE A SIGNATURE GUARANTEE. It is designed to protect you and the fund from fraud. Your request must be made in writing and include a signature guarantee if any of the following situations apply:
(small solid bullet) You wish to redeem more than $100,000 worth of shares, (small solid bullet) Your account registration has changed within the last 30 days,
(small solid bullet) The check is being mailed to a different address than the one on your account (record address), (small solid bullet) The check is being made payable to someone other than the account owner,
(small solid bullet) The redemption proceeds are being transferred to a Fidelity Advisor account with a different registration, (small solid bullet) You wish to set up the bank wire feature, or (small solid bullet) You wish to have redemption proceeds wired to a non-predesignated bank account.
You should be able to obtain a signature guarantee from a bank, broker, dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.
SELLING SHARES IN WRITING
Write a "letter of instruction" with:
(small solid bullet) Your name,
(small solid bullet) The fund's name,
(small solid bullet) The applicable class name, (small solid bullet) Your fund account number, (small solid bullet) The dollar amount or number of shares to be redeemed, signed certificates (if previously issued) and (small solid bullet) Any other applicable requirements listed in the table on page .
Deliver your letter to your investment professional, or mail it to the following address:
Fidelity Investments
P.O. Box 770002
Cincinnati, OH 45277-0081
Unless otherwise instructed, Fidelity will send a check to the record address.
CHECKWRITING
If you have a checkbook for your account in Short Fixed-Income or Short-Intermediate Municipal Income, you may write an unlimited number of checks. The minimum amount for a check is $500. Do not, however, try to close out your account by check.


                   ACCOUNT TYPE                          SPECIAL REQUIREMENTS

PHONE              All account types except retirement   (small solid bullet) Maximum check request: $100,000.
YOUR INVESTMENT
PROFESSIONAL
(phone_graphic)    All account types                     (small solid bullet) You may exchange to the same class of other Fidelity Advisor funds or to other
                                                         Fidelity funds if both accounts are
                                                         registered with the same name(s),
                                                         address, and taxpayer ID number.

Mail or in Person
 (mail_graphic)
(hand_graphic)     Individual, Joint Tenant,
                   Sole Proprietorship,                  (small solid bullet) The letter of instruction must be signed by
                   UGMA, UTMA                            all persons required to sign for
                                                         transactions, exactly as their names
                                                         appear on the account and sent to your
                                                         investment professional.
                   Retirement account                    (small solid bullet) The account owner should complete a
                                                         retirement distribution form. Contact your
                                                         investment professional or, if you
                                                         purchased your shares through a
                                                         broker-dealer or insurance representative,
                                                         call 1-800-522-7297. If you purchased your
                                                         shares through a bank representative, call
                                                         1-800-843-3001.

                   Trust                                 (small solid bullet) The trustee must sign the letter indicating capacity as trustee. If the trustee's name is
                                                         not in the account registration, provide a
                                                         copy of the trust document certified within
                                                         the last 60 days.

                   Business or Organization              (small solid bullet) At least one person authorized by
                                                         corporate resolution to act on the account
                                                         must sign the letter.

                   Executor, Administrator,              (small solid bullet) For instructions, contact your investment
                   Conservator/Guardian                  professional or, if you purchased your
                                                         shares through a broker-dealer or
                                                         insurance representative, call
                                                         1-800-522-7297. If you purchased your
                                                         shares through a bank representative, call
                                                         1-800-843-3001.

Wire (wire_graphic)All account types except retirement   (small solid bullet) You must sign up for the wire feature before using it. To verify that it is in place,
                                                         contact your investment professional or, if
                                                         you purchased your shares through a
                                                         broker-dealer or insurance representative,
                                                         call 1-800-522-7297. If you purchased your
                                                         shares through a bank representative, call
                                                         1-800-843-3001. Minimum wire: $500.
                                                         (small solid bullet) Your wire redemption request must be
                                                         received by the transfer agent before 4:00
                                                         p.m. Eastern time for money to be wired
                                                         on the next business day.

Check
(check_graphic)    For all non-retirement
                   Short Fixed-Income                    (small solid bullet) Minimum check: $500.
                   and Short-Intermediate
                   Municipal Income                      (small solid bullet) All account owners must sign a signature
                   accounts only.                        card to receive a checkbook.


INVESTOR SERVICES
Fidelity Advisor funds provide a variety of services to help you manage your account.
INFORMATION SERVICES
STATEMENTS AND REPORTS that the transfer agent sends to you include the following:
(small solid bullet) Confirmation statements (after every transaction ,that affects your account balance or your account registration)
(small solid bullet) Account statements (quarterly)
(small solid bullet) Financial reports (every six months)
To reduce expenses, only one copy of most financial reports and prospectuses will be mailed, even if you have more than one account in a fund. Call your investment professional if you need additional copies of financial reports and prospectuses.
TRANSACTION SERVICES
       EXCHANGE PRIVILEGE.    You may sell your Class A or Class T shares
and buy the same class shares of other Fidelity Advisor funds, the same class of shares of Fidelity Advisor Focus Funds, or Initial Class shares of Daily Money Fund: U.S. Treasury Portfolio, Daily Money Fund: Money Market Portfolio, and Daily Tax-Exempt Money Fund; by telephone or in writing. You may sell your Class B shares and buy Class B shares of other Fidelity Advisor funds, Fidelity Advisor Focus Funds, or Class B shares of Daily Money Fund: U.S. Treasury Portfolio, by telephone or in writing. The shares you exchange will carry credit for any front-end sales charge you previously paid in connection with their purchase.
N   ote that exchanges out of a fund are limited to four per calendar year, and that they may have tax consequences for you. For details on policies
and restrictio    ns governing exchanges, including circumstances under
which a shareholder's exchange privilege may be suspended or revoked, see "Exchange Restrictions," page .
FIDELITY ADVISOR SYSTEMATIC WITHDRAWAL PROGRAM lets you set up periodic
rede   mptions from your account. Accounts with a value of $10,000 or more in Class A or Class T shares are eligible for this program. Because of Class A's and Class T's front-end sales charge, you may not want to set up a systematic withdrawal plan during a period when you are buying Class A
or     Class T shares on a regular basis.
One easy way to pursue your financial goals is to invest money regularly. Fidelity Advisor funds offer convenient services that let you transfer money into your fund account, or between fund accounts, automatically. While regular investment plans do not guarantee a profit and will not protect you against loss in a declining market, they can be an excellent way to invest for retirement, a home, educational expenses, and other long-term financial goals. Certain restrictions apply for retirement accounts. Call your investment professional for more information.
REGULAR INVESTMENT PLANS
FIDELITY ADVISOR SYSTEMATIC INVESTMENT PROGRAM
TO MOVE MONEY FROM YOUR BANK ACCOUNT TO A FIDELITY ADVISOR FUND

MINIMUM  MINIMUM     FREQUENCY              SETTING UP OR CHANGING
INITIAL  ADDITIONAL  Monthly, bimonthly,    (small solid bullet) For a new account, complete the appropriate section on the
$1,000  $100         quarterly,             application.
                     or semi-annually       (small solid bullet) For existing accounts, call your investment professional for an application.
                                            (small solid bullet) To change the amount or frequency of your investment, contact your investment professional directly or, if you purchased your shares through a broker-dealer or insurance representative, call
                                            1-800-522-7297. If you purchased your shares through a bank representative, call 1-800-843-3001. Call at least 10 business days prior to your next scheduled investment date (20 business days if you purchased your shares through a bank).


TO DIRECT DISTRIBUTIONS FROM A FIDELITY DEFINED TRUST TO CLASS T OF A FIDELITY ADVISOR FUND

MINIMUM  MINIMUM            SETTING UP OR CHANGING
INITIAL  ADDITIONAL         (small solid bullet) For a new or existing account, ask your investment professional
Not  Not                    for the appropriate enrollment form.
Applicable  Ap              (small solid bullet) To change the fund to which your distributions are directed,
plicable                    contact your investment professional for instructions.


FIDELITY ADVISOR SYSTEMATIC EXCHANGE PROGRAM
TO MOVE MONEY FROM A FIDELITY MONEY MARKET FUND OR A FIDELITY ADVISOR FUND TO ANOTHER FIDELITY ADVISOR FUND

MINIMUM   FREQUENCY             SETTING UP OR CHANGING
$100      Monthly, quarterly,   (small solid bullet) To establish, call your investment professional after both accounts
          semi-annually, or     are opened.
          annually              (small solid bullet) To change the amount or frequency of your investment, contact your investment professional directly or, if you purchased your shares through a broker-dealer or insurance representative, call
                                1-800-522-7297. If you purchased your shares through a bank representative, call 1-800-843-3001.
                                (small solid bullet) The account from which the exchanges are to be processed must have a minimum balance of $10,000. The account into which the exchange is being processed must have a minimum of $1,000.
                                (small solid bullet) Both accounts must have the same registrations and taxpayer ID numbers.
                                (small solid bullet) Call at least 2 business days prior to your next scheduled exchange date.


SHAREHOLDER AND ACCOUNT POLICIES


DIVIDENDS, CAPITAL GAINS, AND TAXES
Each fund distributes substantially all of its net income and capital gains to shareholders each year. Each fund pays capital gains, if any, in
December and may pay additional capital gains after the close of    its
fiscal year. Normally, dividends for Growth & Income, Equity Income, and Balanced are distributed in March, June, September and December; dividends for TechnoQuant Growth, Mid Cap, Equity Growth, Growth Opportunities, Strategic Opportunities, and Large Cap are distributed in December; dividends for Strategic Income, High Yield, Mortgage Securities Government Investment, Intermediate Bond, Short Fixed-Income, High Income Municipal,
Municipal Bon    d, Intermediate Municipal Income, Short-Intermediate
Municipal Income, California Municipal Income, and New York Municipal Income are declared daily and paid monthly.
DISTRIBUTION OPTIONS
When you open an account, specify on your account application how you want to receive your distributions. The funds offer four options:
1. REINVESTMENT OPTION. Your dividend and capital gain distributions will be automatically reinvested in additional shares of the same class of the fund. If you do not indicate a choice on your application, you will be assigned this option.
2. INCOME-EARNED OPTION. Your capital gain distributions will be automatically reinvested in additional shares of the same class of the fund, but you will be sent a check for each dividend distribution.
3. CASH OPTION. You will be sent a check for your dividend and capital gain distributions.
   4. DIRECTED DIVIDENDS(registered trademark) PROGRAM. Your dividend distributions will be automatically invested in the same class of shares of another identically registered Fidelity Advisor fund. You will be sent a check for your capital gain distributions or your capital gain distributions will be automatically reinvested in additional shares of the same class of the fund.
If you select distribution option 2, 3, or 4 and the U.S. Postal Service cannot deliver your checks, or if your checks remain uncashed for six months, those checks will be reinvested in your account at the current NAV and your election may be converted to the Reinvestment Option. To change your distribution option, call your investment professional directly or, if you purchased your shares through a broker-dealer or insurance representative, call 1-800-522-7297. If you purchased your shares through a bank representative, call 1-800-843-3001.
   For retirement accounts, all distributions are automatically reinvested. When you are over 59 1/2 years old, you can receive distributions in
cash    .
Shares purchased through reinvestment of dividend and capital gain distributions are not subject to a sales charge. If you direct Class A or Class T distributions to a fund with a front-end sales charge, you will not pay a sales charge on those purchases.
   When each of TechnoQuant Growth, Mid Cap, Equity Growth, Growth Opportunities, Strategic Opportunities, Large Cap, Growth & Income, Equity Income, and Balanced deducts a distribution from its NAV, the reinvestment price is the applicable class's NAV at the close of business that day. Dividends from High Yield, Strategic Income, Mortgage Securities, Government Investment, Intermediate Bond, Short Fixed-Income, High Income Municipal, Municipal Bond, Intermediate Municipal Income, Short-Intermediate Municipal Income, California Municipal Income, and New York Municipal Income will be reinvested at the applicable class's NAV on
the la    st day of the month. Capital gain distributions from the Bond
Funds, the Intermediate-Term Bond Funds, and the Short-Term Bond Funds will be reinvested at the NAV as of the date the applicable fund deducts the distributions from its NAV. Distribution checks will be mailed within seven days, or longer for a December ex-dividend date.
TAXES
As with any investment, you should consider how an investment in    the
funds     could affect you. Below are some of the funds' tax implications.
If your account is not a tax-deferred retirement account,    you shou    ld
be aware of these tax implications.
TAXES ON DISTRIBUTIONS. Interest income that High Income Municipal,
   Municipal Bon    d, Intermediate Municipal Income, Short-Intermediate
Municipal Income, California Municipal Income, and New York Municipal Income earn is distributed to shareholders as income dividends. Interest that is federally tax-free remains tax-free when it is distributed. Distributions from each fund (except High Income Municipal,
Municip   a    l Bond, Intermediate Municipal Income, Short-Intermediate
Municipal Income, California Municipal Income, and New York Municipal Income), however, are subject to federal income tax . Each fund (except California Municipal Income and New York Municipal Income) may also be subject to state or local taxes. If you live outside the United States, your distributions from these funds could also be taxed by the country in which you reside.
For federal tax purposes income and short-term capital gain distributions for each fund (except High Income Municipal, Municipal Bond, Intermediate Municipal Income, Short-Intermediate Municipal Income, California Municipal Income, and New York Municipal Income) are taxed as dividends; long-term capital gain distributions are taxed as long-term capital gains.
   However for shareholders of High Income Municipal, Municipal Bond,
Intermediate Municipal Income, Shor    t-Intermediate Municipal Income,
California Municipal Income, and New York Municipal Income, gain on the sale of tax-free bonds results in taxable distributions. Short-term capital gains and a portion of the gain on bonds purchased at a discount are taxed as dividends, long-term capital gain distributions, if any, are taxed as long-term capital gains.
Mutual fund dividends from U.S. Government securities are generally free from state and local income taxes. However, particular states may limit this benefit, and some types of securities, such as repurchase agreements and some agency-backed securities, may not qualify for the benefit.
Gin   nie Mae     securities and other mortgage-backe   d securities are
not    able exceptions in most states. In addition, some states may impose intangible property taxes. You should consult your own tax adviser for details and up-to-date information on the tax laws in your state. Distributions are taxable when they are paid, whether you take them in cash or reinvest them. However, distributions declared in December and paid in January are taxable as if they were paid on December 31.
Every January, the transfer agent will send you and the IRS a statement showing the taxable distributions paid to you in the previous year.
The interest from some municipal securities is subject to the federal
alternative minimum tax. Each of High Income Municipal,    Municipal Bond,
Intermediate Municipal Income, Short-Intermed    iate Municipal Income,
California Municipal Income, and New York Municipal Income may invest up to 100% of its assets in these securities. Individuals who are subject to the tax must report this interest on their tax returns.
A portion of the dividends from High Income Municipal,    Municipal Bond,
Intermediate Municipal Income, Short-Interme    diate Municipal Income,
California Municipal Income, and New York Municipal Income may be free from state or local taxes. Income from investments in your state are often tax-free to you. Each year, the transfer agent will send you a breakdown of each of these funds' income from each state to help you calculate your taxes.
To the extent that California Municipal Income's income dividends are derived from interest on California state tax-free investments, they will be free from California state personal income tax. Distributions derived from obligations that are not California state tax-free obligations, as well as distributions from short or long-term capital gains, are subject to California state personal income tax. Corporate taxpayers should note that the fund's income dividends and other distributions are not exempt from California state franchise or corporate income taxes.
To the extent that New York Municipal Income's income dividends are derived from state tax-free investments, they will be free from New York State and City personal income taxes.
   During the fiscal year ended 1996, ___% of the income dividends from High Income Municipal, Municipal Bond, Intermediate Municipal Income, Short-Intermediate Municipal Income, California Municipal Income, and New York Municipal Income was free from federal income tax. During the fiscal year ended 1996, ___% of California Municipal Income fund's income dividends was free from California taxes, and ___% of New York Municipal Income fund's income dividends was free from New York taxes. During the fiscal year ended 1996, ____% of ( funds to be determined ), income
dividends were subject to the federal alternative minimum ta    x.
       TAXES ON TRANSACTIONS.    Your redemptions-including exchanges-are
subject to capital gains tax. A capital gain or loss is the difference between the cost of your shares and the price you receive when you sell them.
Whenever you sell shares of a fund, the transfer agent will send you a confirmation statement showing how many shares you sold and at what price. You will also receive a consolidated transaction statement at least quarterly. However, it is up to you or your tax preparer to determine whether this sale resulted in a capital gain and, if so, the amount of tax to be paid. BE SURE TO KEEP YOUR REGULAR ACCOUNT STATEMENTS; the information they contain will be essential in calculating the amount of your capital gains.
"BUYING A DIVIDEND." If you buy shares when a class has realized but not yet distributed income or capital gains, you will pay the full price for the shares and then receive a portion of the price back in the form of a taxable distribution.
 CURRENCY CONSIDERATIONS. For funds that can invest in foreign securities, if a fund's dividends exceed its taxable income in any year, which is sometimes the result of currency-related losses, all or a portion of the fund's dividends may be treated as a return of capital to shareholders for
tax purposes. To minimize the risk of a re   turn of capital,each fun    d
may adjust its dividends to take currency fluctuations into account, which may cause the dividends to vary. Any return of capital will reduce the cost basis of your shares, which will result in a higher reported capital gain or a lower reported capital loss when you sell your shares. The statement you receive in January will specify if any distributions included a return of capital.
   Undistributed net gains from currency transactions, if any, will generally be distributed as a separate dividend in December.
EFFECT OF FOREIGN TAXES. Foreign governments may impose taxes o   n each
fund     and its investments and these taxes generally will reduce the fund's distributions. However, an offsetting tax credit or deduction may be available to you. If so, your tax statement will show more taxable income or capital gains than were actually distributed by the fund, but will also show the amount of the available offsetting credit or deduction.
There are tax requirements that all funds must follow in order to avoid federal taxation. In its effort to adhere to these requirements, a fund may have to limit its investment activity in some types of instruments. TRANSACTION DETAILS
THE FUNDS ARE OPEN FOR BUSINESS each day the    New York Stock Exchange
(NYSE) is open. FSC normally calculates each class's NAV and offering price
as of the close of business of the N    YSE, normally 4:00 p.m. Eastern
time.
A CLASS'S NAV is the value of a single share. The NAV of each class is computed by adding that class's pro rata share of the value of the applicable fund's investments, cash, and other assets, subtracting that class's pro rata share of the value of the applicable fund's liabilities, subtracting the liabilities allocated to that class, and dividing the result by the number of shares of that class that are outstanding.
Each fund's assets are valued primarily on the basis of market
   quotations. Fore    ign securities are valued on the basis of quotations
from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates.
   Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. This method minimizes the effect of changes in a security's
market value.     In addition, if quotations are not readily available, or
if the values have been materially affected by events occurring after the
closing of a foreign market, assets    may be     valued by a method that
the Board of Trustees believes accurately reflects fair value.
THE OFFERING PRICE (price to buy one share) is the applicable class's NAV, divided by the sum of one minus the sales charge percentage. Class A has a maximum sales charge of 5.25% of the offering price for the Equity Funds; 4.25% of the offering price for the Bond Funds; 3.25% of the offering price for the Intermediate-Term Bond Funds; and 1.50% of the offering price for the Short-Term Bond Funds. Class T has a maximum sales charge of 3.50% of the offering price for the Equity Funds and the Bond Funds; 2.75% of the offering price for the Intermediate-Term Bond Funds; and 1.50% of the offering price for the Short-Term Bond Funds. THE REDEMPTION FEE (price to sell one share) is the applicable class's NAV minus any applicable CDSC. SALES CHARGES AND INVESTMENT PROFESSIONAL
CONCESSIONS - CLASS A
EQUITY FUNDS:          Sales Charge               Investment
                                                  Profession
                                                  al
                                                  Concession
                                                  as % of
                                                  Offering
                                                  Price

                       As a % of      As an
                       Offering       approxim
                       Price          ate % of
                                      Net
                                      Amount
                                      Invested

Up to $49,999           5.25%          5.54%       4.75%

$50,000 to $99,999      4.25%          4.44%       3.75%

$100,000 to $249,999    3.25%          3.36%       2.75%

$250,000 to $499,999    2.50%          2.56%       2.00%

$500,000 to $999,999    2.00%          2.04%       1.75%

$1,000,000 or more      1.00%         1.01%       0.75%

BOND FUNDS:            Sales Charge               Investment
                                                  Profession
                                                  al
                                                  Concession
                                                  as % of
                                                  Offering
                                                  Price

                       As a % of      As an
                       Offering       approxim
                       Price          ate % of
                                      Net
                                      Amount
                                      Invested

Up to $49,999           4.25%          4.44%       3.75%

$50,000 to $99,999      3.50%          3.63%       3.00%

$100,000 to $249,999    3.00%          3.09%       2.50%

$250,000 to $499,999    2.00%          2.04%       1.75%

$500,000 to $999,999    1.50%          1.52%       1.25%

$1,000,000 or more      0.50%          0.53%      0.50%

INTERMEDIATE-TERM BOND FUNDS:   Sales Charge               Investment
                                                           Profession
                                                           al
                                                           Concession
                                                           as % of
                                                           Offering
                                                           Price

                                As a % of      As an
                                Offering       approxim
                                Price          ate % of
                                               Net
                                               Amount
                                               Invested

Up to $49,999                    3.25%          3.36%       2.75%

$50,000 to $99,999               2.75%          2.83%       2.25%

$100,000 to $249,999             2.25%          2.30%       1.75%

$250,000 to $499,999             1.75%          1.78%       1.50%

$500,000 to $999,999             1.25%          1.27%       1.00%

$1,000,000 or more               0.50%          0.53%      0.50%

SHORT-TERM BOND FUNDS:   Sales Charge               Investment
                                                    Profession
                                                    al
                                                    Concession
                                                    as % of
                                                    Offering
                                                    Price

                         As a % of      As an
                         Offering       approxim
                         Price          ate % of
                                        Net
                                        Amount
                                        Invested

Up to $499,999            1.50%          1.52%       1.25%

$500,000 to $999,999      1.00%          1.01%       0.75%

$1,000,000 or more       None           None        None

SALES CHARGES AND INVESTMENT PROFESSIONAL
CONCESSIONS - CLASS T
EQUITY FUNDS:          Sales Charge               Investment
                                                  Profession
                                                  al
                                                  Concession
                                                  as % of
                                                  Offering
                                                  Price

                       As a % of      As an
                       Offering       approxim
                       Price          ate % of
                                      Net
                                      Amount
                                      Invested

Up to $49,999           3.50%          3.63%       3.00%

$50,000 to $99,999      3.00%          3.09%       2.50%

$100,000 to $249,999    2.50%          2.56%       2.00%

$250,000 to $499,999    1.50%          1.52%       1.25%

$500,000 to $999,999    1.00%          1.01%       0.75%

$1,000,000 or more     None*          None*       *

BOND FUNDS:            Sales Charge               Investment
                                                  Profession
                                                  al
                                                  Concession
                                                  as % of
                                                  Offering
                                                  Price

                       As a % of      As an
                       Offering       approxim
                       Price          ate % of
                                      Net
                                      Amount
                                      Invested

Up to $49,999           3.50%          3.63%       3.00%

$50,000 to $99,999      3.00%          3.09%       2.50%

$100,000 to $249,999    2.50%          2.56%       2.00%

$250,000 to $499,999    1.50%          1.52%       1.25%

$500,000 to $999,999    1.00%          1.01%       0.75%

$1,000,000 or more     None*          None*       *

INTERMEDIATE-TERM BOND FUNDS:   Sales Charge               Investment
                                                           Profession
                                                           al
                                                           Concession
                                                           as % of
                                                           Offering
                                                           Price

                                As a % of      As an
                                Offering       approxim
                                Price          ate % of
                                               Net
                                               Amount
                                               Invested

Up to $49,999                    2.75%          2.83%       2.25%

$50,000 to $99,999               2.25%          2.30%       2.00%

$100,000 to $249,999             1.75%          1.78%       1.50%

$250,000 to $499,999             1.50%          1.52%       1.25%

$500,000 to $999,999             1.00%          1.01%       0.75%

$1,000,000 or more              None*          None*       *

SHORT-TERM BOND FUNDS:   Sales Charge               Investment
                                                    Profession
                                                    al
                                                    Concession
                                                    as % of
                                                    Offering
                                                    Price

                         As a % of      As an
                         Offering       approxim
                         Price          ate % of
                                        Net
                                        Amount
                                        Invested

Up to $499,999            1.50%          1.52%       1.25%

$500,000 to $999,999      1.00%          1.01%       0.75%

$1,000,000 or more       None*          None*       *

* SEE SECTION ENTITLED FINDERS FEE.
FINDERS FEE. On eligible purchases of Class T shares in amounts of $1 million or more, investment professionals will be compensated with a fee at the rate of 0.25% of the amount purchased. Finders fees are not paid to trust departments.
Any assets on which a finders fee has been paid will bear a contingent deferred sales charge (Class T CDSC) if they do not remain in Class T
shares of the Fidelity Advisor funds,    or     Initial Class shares of
Daily Money Fund: U.S. Treasury Portfolio, Daily Money Fund: Money Market Portfolio, or Daily Tax-Exempt Money Fund, for a period of at least one uninterrupted year. The Class T CDSC will be 0.25% of the lesser of the cost of the shares at the initial date of purchase or the value of the shares at redemption, not including any reinvested dividends or capital gains. Class T CDSC shares representing reinvested dividends and capital gains, if any, will be redeemed first, followed by other Class T CDSC shares that have been held for the longest period of time.
Shares held by an insurance company separate account will be aggregated at the client (e.g., the contract holder or plan sponsor) level, not at the separate account level. Upon request, anyone claiming eligibility for the 0.25% fee with respect to shares held by an insurance company separate account must provide FDC access to records detailing purchases at the client level.
With respect to employee benefit plans, the Class T CDSC does not apply to the following types of redemptions; (i) plan loans or distributions or (ii) exchanges to non-Advisor fund investment options. With respect to Individual Retirement Accounts, the Class T CDSC does not apply to redemptions made for disability, payment of death benefits, or required partial distributions starting at age 70. Your investment professional should advise the transfer agent at the time your redemption order is placed if you qualify for a waiver of the Class T CDSC.
CONTINGENT DEFERRED SALES CHARGE. Class B shares may, upon redemption, be assessed a CDSC based on the following schedules:
EQUITY FUNDS

From Date of Purchase   Contingent
                        Deferred
                        Sales Charge

Less than 1 year                     5%

1 year to less than 2 years          4%

2 years to less than 3 years         3%

3 years to less than 4 years         3%

4 years to less than 5 years         2%

5 years to less than 6 years         1%

6 years to less than 7 years [A]     0%

BOND FUNDS:

From Date of Purchase   Contingent
                        Deferred
                        Sales Charge

Less than 1 year                    5%

1 year to less than 2 years         4%

2 years to less than 3 years        3%

3 years to less than 4 years        3%

4 years to less than 5 years        2%

5 years to less than 6 years        1%

6 years to less than 7 years [A]    1%

INTERMEDIATE-TERM BOND FUNDS:

From Date of Purchase           Contingent
                                Deferred
                                Sales Charge

Less than 1 year                           3%

1 year to less than 2 years                2%

2 years to less than 3 years               1%

3 years to less than 4 years [   B    ]    0%

   [A] AFTER A MAXIMUM HOLDING PERIOD OF SEVEN YEARS, CLASS B SHARES WILL CONVERT AUTOMATICALLY TO CLASS A SHARES OF THE SAME FIDELITY ADVISOR FUND. SEE "CONVERSION FEATURE" BELOW FOR MORE INFORMATION.
[B] AFTER A MAXIMUM HOLDING PERIOD OF FOUR YEARS, CLASS B SHARES WILL CONVERT AUTOMATICALLY TO CLASS A SHARES OF THE SAME FIDELITY ADVISOR FUND. SEE "CONVERSION FEATURE" BELOW FOR MORE INFORMATION.
When exchanging Class B shares of one fund for Class B shares of another
Fidelity Advisor fun   d, Fidelity Advisor Focus Fund or Cl    ass B shares
of Daily Money Fund: U.S. Treasury Portfolio, your Class B shares retain the CDSC schedule in effect when they were originally purchased.
   Investment professionals with whom FDC has agreements receive as compensation from FDC a concession equal to 4.00% (2.00% for the Intermediate-Term Bond funds) of your purchase of Class B shares.
The CDSC will be calculated based on the lesser of the cost of Class B shares at the initial date of purchase or the value of Class B shares at redemption, not including any reinvested dividends or capital gains. Class B shares, acquired through distributions (dividends or capital gains) will not be subject to a CDSC. In determining the applicability and rate of any CDSC at redemption, Class B shares representing reinvested dividends and capital gains, if any, will be redeemed first, followed by Class B shares that have been held for the longest period of time.
   CONVERSION FEATURE. After a maximum holding period of seven     years
from the initial date of purchase (four years for the Intermediate-Term Bond Funds), Class B shares and any capital appreciation associated with those shares, convert automatically to Class A shares of the same Fidelity Advisor fund. Conversion to Class A shares will be made at NAV. At the time of conversion, a portion of the Class B shares purchased through the reinvestment of dividends or capital gains (Dividend Shares) will also convert to Class A shares. The portion of Dividend Shares that will convert is determined by the ratio of your converting Class B non-Dividend Shares to your total Class B non-Dividend Shares.
For more information about the CDSC, including the conversion feature and the permitted circumstances for CDSC waivers, contact your investment professional.
REINSTATEMENT PRIVILEGE. If you have sold all or part of your Class A, Class T, or Class B shares of a fund, you may reinvest an amount equal to all or a portion of the redemption proceeds in the same class of the fund or any of the other Fidelity Advisor funds, at the NAV next determined after receipt of your investment order, provided that such reinvestment is made within 30 days of redemption. Under these circumstances, the dollar amount of the CDSC, if any, you paid on Class T or Class B shares will be reimbursed to you by reinvesting that amount in Class T shares or Class B shares, as applicable. You must reinstate your shares into an account with the same registration. This privilege may be exercised only once by a shareholder with respect to a fund and certain restrictions may apply. For purposes of the CDSC holding period schedule, the holding period of your Class T or Class B shares will continue as if the shares had not been redeemed.
WHEN YOU SIGN YOUR ACCOUNT APPLICATION, you will be asked to certify that your social security or taxpayer identification number is correct and that you are not subject to 31% backup withholding for failing to report income to the IRS. If you violate IRS regulations, the IRS can require a fund to withhold 31% of your taxable distributions and redemptions.
YOU MAY INITIATE MANY TRANSACTIONS BY TELEPHONE. Fidelity and the transfer
agent may only be liable for losses resulting from unauthor   ized
transactions if it do    es not follow reasonable procedures designed to
verify the identity of the caller. Fidelity and the transfer agent will request personalized security codes or other information, and may also record calls. You should verify the accuracy of the confirmation statements immediately after receipt. If you do not want the ability to redeem and exchange by telephone, call the transfer agent for instructions. Additional documentation may be required from corporations, associations, and certain fiduciaries.
IF YOU ARE UNABLE TO REACH THE TRANSFER AGENT BY PHONE (for example, during periods of unusual market activity), consider placing your order by mail. EACH FUND RESERVES THE RIGHT TO SUSPEND THE OFFERING OF SHARES for a period of time. Each fund also reserves the right to reject any specific purchase order, including certain purchases by exchange. See "Exchange Restrictions" on page . Purchase orders may be refused if, in FMR's opinion, they would disrupt management of a fund.
WHEN YOU PLACE AN ORDER TO BUY SHARES, your shares will be purchased at the next NAV or offering price, as applicable, calculated after your order is received and accepted. Note the following:
(small solid bullet) All of your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks.
(small solid bullet) The funds do not accept cash.
(small solid bullet) When making a purchase with more than one check, each check must have a value of at least $50.
(small solid bullet) Each fund reserves the right to limit the number of checks processed at one time.
(small solid bullet) If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees a fund or the transfer agent has incurred.
(small solid bullet) Automated Purchase Orders: For shares of the Bond Funds, the Intermediate-Term Bond Funds, and the Short-Term Bond Funds, you begin to earn dividends as of the day your funds are received.
(small solid bullet) Other Purchases: For shares of the Bond Funds, the Intermediate-Term Bond Funds, and the Short-Term Bond Funds, you begin to earn dividends as of the first business day following the day your funds are received.
       AUTOMATED PURCHASE ORDERS.    Class A, Class T, and Class B shares
can be purchased or sold through investment professionals utilizing an automated order placement and settlement system that guarantees payment for orders on a specified date.
CONFIRMED PURCHASES. Certain financial institutions that meet FDC's creditworthiness criteria may enter confirmed purchase orders on behalf of customers by phone, with payment to follow no later than close of business on the next business day. If payment is not received by the next business day, the order will be canceled and the financial institution will be liable for any losses.
TO AVOID THE COLLECTION PERIOD associated with check purchases, consider buying shares by bank wire, U.S. Postal money order, U.S. Treasury check,
Federal Reserve check, or automatic invest   ment plans.
WHEN YOU PLACE AN ORDER TO SELL SHARES, your shares will be sold at the next NAV, minus any applicable CDSC, calculated after your order is received and accepted. Note the following:
(small solid bullet) Normally, redemption proceeds will be mailed to you on the next business day, but if making immediate payment could adversely affect a fund, it may take up to seven days to pay you.
(small solid bullet) Shares of    High Yield, Strategic Income, Mortgage
Securities, Government Investment, Intermediate Bond, Short-Fixed Income,
High Income Munic    ipal, Municipal Bond, Intermediate Municipal Income,
Short-Intermediate Municipal Income, California Municipal Income, and New York Municipal Income will earn dividends through the date of redemption; however, shares redeemed on a Friday or prior to a holiday will continue to earn dividends until the next business day.
(small solid bullet) Each fund may hold payment on redemptions until it is reasonably satisfied that investments made by check have been collected, which can take up to seven business days.
(small solid bullet) Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.
(small solid bullet) If you sell shares by writing a check and the amount of the check is greater than the value of your account, your check will be returned to you and you may be subject to additional charges.
T   HE TRANSFER AG    ENT RESERVES THE RIGHT TO DEDUCT AN ANNUAL
MAINTENANCE FEE of $12.00 from accounts with a value of less than $2,500 (including any amount paid as a sales charge), subject to an annual maximum charge of $60.00 per shareholder. Accounts opened after September 30 will not be subject to the fee for that year. The fee, which is payable to the transfer agent, is designed to offset in part the relatively higher costs of servicing smaller accounts. The fee will not be deducted from retirement accounts (except non-prototype retirement accounts), accounts using a systematic investment program, certain (Network Level I and III) accounts which are maintained through National Securities Clearing Corporation
(NSCC), or if total assets in Fidelity mutual funds exceed $50,000. Eligibility for the $50,000 waiver is determined by aggregating Fidelity
mutual fund accounts (excludin   g contractual plans) maintained (i) by
FIIOC and (ii) through NSCC; provided those accounts are registered under the same primary social security number.
IF YOUR NON-RETIREMENT ACCOUNT BALANCE FALLS BELOW $1,000, you will be given 30 days' notice to reestablish the minimum balance. If you do not increase your balance, the transfer agent reserves the right to close your account and send the proceeds to you. Your shares will be redeemed at the NAV, minus any applicable CDSC, on the day your account is closed.
THE TRANSFER AGENT MAY CHARGE A FEE FOR SPECIAL SERVICES, such as providing historical account documents, that are beyond the normal scope of its services.
FDC will, at its expense, provide promotional incentives such as sales contests and luxury trips to investment professionals who support the sale of shares of the funds. In some instances, these incentives will be offered only to certain types of investment professionals, such as bank-affiliated or non-bank affiliated broker-dealers, or to investment professionals whose representatives provide services in connection with the sale or expected sale of significant amounts of shares.
EXCHANGE RESTRICTIONS
   As a shareholder, you have the privilege of exchanging Class A, Class T, or Class B shares of a fund for the same class of shares of other Fidelity
Advisor funds at NAV; Cl    ass A or Class T shares for Initial Class
shares of Daily Money Fund: U.S. Treasury Portfolio   ,     Daily Money
Fund: Money Market Portfolio, or Daily Tax-Exempt Money Fund; and Class B
shares for Class B share   s of Daily Money Fun    d: U.S. Treasury
Portfolio. However, you should note the following:
(small solid bullet) The fund    or class     you are exchanging into must
be a   vaila    ble for sale in your state.
(small solid bullet) You may only exchange between accounts that are registered in the same name, address, and taxpayer identification number.
(small solid bullet) Before exchanging into a fund    or class    , read
its prospectus.
(small solid bullet) If you have held Class A or Class T shares of Short Fixed-Income or Short-Intermediate Municipal Income for less than six months and you exchange into Class A or Class T of another Advisor fund, you pay the difference between that fund's Class A or Class T front-end sales charge and any front-end sales charge you may have previously paid in connection with the shares you are exchanging.
(small solid bullet) Exchanges may have tax consequences for you.
(small solid bullet) Because excessive trading can hurt fund performance and shareholders, each fund reserves the right to temporarily or permanently terminate the exchange privilege of any investor who makes more than four exchanges out of the fund per calendar year. Accounts under common ownership or control, including accounts with the same taxpayer identification number, will be counted together for purposes of the four exchange limit.
(small solid bullet) Each fund reserves the right to refuse exchange purchases by any person or group if, in FMR's judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.
(small solid bullet) Your exchanges may be restricted or refused if a fund receives or anticipates simultaneous orders affecting significant portions of the fund's assets. In particular, a pattern of exchanges that coincides with a "market timing" strategy may be disruptive to a fund.
(small solid bullet) Any exchanges of Class T or Class B shares are not subject to a CDSC.
Although the funds will attempt to give you prior notice whenever they are reasonably able to do so, they may impose these restrictions at any time.
The funds reserve the right to terminate or modify the   se     exchange
privilege   s     in the future.
SALES CHARGE REDUCTIONS AND WAIVERS
   The front-end     sales charge will be reduced for purchases of Class A
and Class T shares according to the Sales Charge Schedule shown on page __
 . Please refer to the funds' SAI for more details about each plan or call your investment professional.
If you purchased your shares through a broker-dealer or insurance representative, call 1-800-522-7297. If you purchased your shares through a bank representative, call 1-800-843-3001.
Your purchases and existing balances of Class A, Class T, and Class B shares may be included in the following programs for purposes of qualifying for a Class A or Class T front-end sales charge reduction.
QUANTITY DISCOUNTS apply to purchases of Class A or Class T shares of a single Fidelity Advisor fund or to combined purchases of (i) Class A, Class T, and Class B shares of any Fidelity Advisor fund, (ii) Class B shares of Daily Money Fund: U.S. Treasury Portfolio, and (iii) Initial Class shares of Daily Money Fund: U.S. Treasury Portfolio, Daily Money Fund: Money Market Portfolio, and Daily Tax-Exempt Money Fund acquired by exchange from any Fidelity Advisor fund. The minimum investment eligible for a quantity
discount is $50,000, except that the minimum investment for    the
    Short-Term Bond Funds is $500,000.
To qualify for a quantity discount, investing in a fund's Class A and Class T shares for several accounts at the same time will be considered a single transaction (Combined Purchase), as long as shares are purchased through one investment professional and the total is at least $50,000 (or at least $500,000 for the Short-Term Bond funds).
RIGHTS OF ACCUMULATION let you determine your front-end sales charge on Class A and Class T shares by adding to your new purchase of Class A and Class T shares the value of all of the Fidelity Advisor fund Class A, Class T, and Class B shares held by you, your spouse, and your children under age
21. You can also add the value of    Initial Class and     Class B shares
of Daily Money Fund: U.S. Treasury Portfolio,    and     Initial Class
shares of Daily Money Fund: Money Market Portfolio, and Daily Tax-Exempt Money Fund acquired by exchange from any Fidelity Advisor fund.
A LETTER OF INTENT (the Letter) lets you receive the same reduced front-end sales charge on purchases of Class A and Class T shares made during a 13-month period as if the total amount invested during the period had been invested in a single lump sum. (see Quantity Discounts above.) You must file your non-binding Letter with the transfer agent within 90 days of the start of your purchases. Your initial investment must be at least 5% of the amount you plan to invest. Out of the initial investment, Class A or Class T shares equal to 5% of the dollar amount specified in the Letter will be registered in your name and held in escrow. You will earn income dividends and capital gain distributions on escrowed Class A and Class T shares. Neither income dividends nor capital gain distributions reinvested in additional Class A or Class T shares will apply toward completion of the Letter. The escrow will be released when your purchase of the total amount
has been completed   . You are not obligated to complete the Letter, and in
such a case, sufficient escrowed Class A or Class T shares will be redeemed to pay any applicable front-end sales charges.
    A FRONT-END SALES CHARGE WILL NOT APPLY TO THE FOLLOWING CLASS T
SHARES:
1. Purchased by a bank trust officer, registered representative, or other employee (or a member of one of their immediate families) of investment professionals having agreements with FDC;
2. Purchased by a current or former trustee or officer of a Fidelity fund
or a current or retired officer, director or regular employee of    FMR
Corp. or Fidelity International Limited or their direct or indirect subsidiaries (a Fidelity trustee or employee), the spouse of a Fidelity trustee or employee, a Fidelity trustee or employee acting as custodian for a minor child, or a person acting as trustee of a trust for the sole benefit of the minor child of a Fidelity trustee or employee;
3. Purchased by a charitable organization (as d   efined for purposes of
Section 501(c)(3) of the Internal Revenue Code) investing $100,000 or more;
4. Purchased for a charitable remainder trust or life income pool established for the benefit of a charitable organization (as defined for
p   urposes of Section 5    01(c)(3) of the Internal Revenue Code);
5. Purchased for a Fidelity or Fidelity Advisor account with the proceeds of a distribution (i) from an employee benefit plan that qualified for waiver (11) or had a minimum of $3 million in plan assets invested in Fidelity funds; or (ii) from an insurance company separate account qualifying under (6) below, or used to fund annuity contracts purchased by employee benefit plans having in the aggregate at least $3 million in plan
assets invested in Fidelity funds.    (Distributions other than those
transferred to an IRA account must be transferred directly into a Fidelity account.)
6. Purchased for an insurance company separate account used to fund annuity contracts for employee benefit plans which, in the aggregate, have more than 200 eligible employees or a minimum of $1 million in plan assets invested in Fidelity Advisor funds;
7. Purchased for any state, county, or city, or any governmental instrumentality, department, authority or agency;
8. Purchased with redemption proceeds from other mutual fund complexes on which you have previously paid a front-end sales charge or CDSC;
9. Purchased by a trust institution or bank trust department (excluding assets described in (11) and (12) below) that has executed a participation agreement with FDC specifying certain asset minimums and qualifications, and marketing restrictions. Assets managed by third parties do not qualify for this waiver;
10. Purchased for use in a broker-dealer managed account program, provided the broker-dealer has executed a participation agreement with FDC specifying certain asset minimums and qualifications, and marketing,
program and trading restrictions. Employee be   nefit plan     assets do
not qualify for this waiver;
11. Purchased as part of an employee benefit plan having more than (i) 200 eligible employees or a minimum of $1 million of plan assets invested in Fidelity Advisor funds; or (ii) 25 eligible employees or $250,000 of plan assets invested in Fidelity Advisor funds that subscribe to the Advisor Retirement Connection or similar FIIS-sponsored program;
12. Purchased as part of an employee benefit plan through an intermediary
that has    execute    d a participation agreement with FDC specifying
certain asset minimums and qualifications, and marketing, program and trading restrictions;
13. Purchased on a discretionary basis by a registered investment advisor which is not part of an organization primarily engaged in the brokerage business, that has executed a participation agreement with FDC specifying certain asset minimums and qualifications, and marketing, program and trading restrictions. Employee benefit plan assets do not qualify for this waiver; or
14. Purchased with distributions of income, principal, and capital gains from Fidelity Defined Trusts.
In order to continue to qualify for waivers (9), (10) and (13), eligible
in   termediaries     with existing Class T accounts will be required to
sign and comply with a participation agreement. Investors prior to June 30,
1995 that have not signed a    participation agreement will     be allowed
to continue investing in Class T shares under the terms of their current relationship until June 30, 1997, after which they will be prevented from making new or subsequent purchases in Class T load waived, except that employee benefit plans will be permitted to make additional purchases of Class T shares load waived.
You must notify FDC in advance if you qualify for a front-end sales charge waiver. Employee benefit plan investors must meet additional requirements specified in the funds' SAI.
If you are investing through an account managed by a broker-dealer, if you have authorized an investment adviser to make investment decisions for you,
or if you are investing through a trust    department, you     may qualify
to purchase Class T shares without a sales charge (as described in (9),
(10) and (13), above) or Institutional Class shares. Because Institutional Class shares have no sales charge, and do not pay a distribution fee or a shareholder service fee, Institutional Class shares are expected to have a
higher    total return than Class A, Class T, or Class B shares. Contact
y    our investment professional to discuss if you qualify.
THE CDSC ON CLASS B SHARES MAY BE WAIVED:
1. In cases of disability or death, provided that Class B shares are redeemed within one year following the death or the initial determination of disability; or
2. In connection with a total or partial redemption related to certain distributions from retirement plans or accounts.
Your investment professional should call Fidelity for more information.
APPENDIX A
DESCRIPTION OF MOODY'S CORPORATE BOND RATINGS:
AAA - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
AA - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in the Aaa securities.
A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.
BAA - Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
BA - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small. CAA - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.
CA - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.
C - Bonds which are rated C are the lowest-rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.
Moody's applies numerical modifiers, 1, 2, and 3, in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category. Those bonds in the Aa, A, Baa, Ba, and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa1, A1, Baa1, and B1.
DESCRIPTION OF S&P'S CORPORATE BOND RATINGS:
AAA - Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.
AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest-rated issues only in small degree.
A - Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.
BB - Debt rate BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB - rating.
B - Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB- rating.
CCC - Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B - rating.
CC - The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC debt rating.
C - The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.
CI - The rating CI is reserved for income bonds on which no interest is being paid.
D - Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.
The ratings from AA to CCC may be modified by the addition of a plus or minus to show relative standing within the major rating categories. DESCRIPTION OF MOODY'S MUNICIPAL BOND RATINGS:
AAA - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
AA - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities.
A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.
BAA - Bonds which are rated Baa are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
BA - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small. CAA - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.
CA - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.
C - Bonds which are rated C are the lowest-rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.
There are nine basic rating categories for long-term obligations. They range from AAA (highest quality) to C (lowest quality). Those bonds within the AA, A, BAA, BA and B categories that Moody's believes possess the strongest credit attributes within those categories are designated by the symbols AA1, A1, BAA1, BA1 and B1.
DESCRIPTION OF S&P'S MUNICIPAL BOND RATINGS:
AAA - Debt rated AAA has the highest rating assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.
AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.
A - Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.
BB - Debt rate BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.
B - Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.
CCC - Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.
CC - Debt rated CC is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating.
C - The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed but debt service payments are continued.
CI - The rating CI is reserved for income bonds on which no interest is being paid.
D - Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating will also be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.
The ratings from AA to CCC may be modified by the addition of a plus or minus to show relative standing within the major rating categories.
No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this Prospectus and in the related SAI, in connection with the offer contained in this Prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the funds or FDC. This Prospectus and the related SAI do not constitute an offer by the funds or by FDC to sell or to buy shares of the funds to any person to whom it is unlawful to make such offer.

APPENDIX B
MID CAP - CLASS A

Calendar year total returns+                                                          1996

MID CAP - CLASS A

Lipper Mid Cap Funds AverageA

S&P Mid Cap 400 Index

Consumer Price Index



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: nil
(LARGE SOLID BOX) MID CAP - CLASS A
EQUITY GROWTH - CLASS A

Calendar year total returns+   1986   1987   1988   1989   1990   1991   1992   1993   1994   1995   1996

EQUITY GROWTH - CLASS A

Lipper Growth Funds AverageB

S&P 500

Consumer Price Index



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: nil
(LARGE SOLID BOX) EQUITY GROWTH - CLASS A
GROWTH OPPORTUNITIES - CLASS A

Calendar year total returns+                 1988   1989   1990   1991   1992   1993   1994   1995   1996

GROWTH OPPORTUNITIES - CLASS A

Lipper Growth Funds AverageB

S&P 500

Consumer Price Index



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: nil
(LARGE SOLID BOX) GROWTH OPPORTUNITIES - CLASS
A
STRATEGIC OPPORTUNITIES - CLASS A

Calendar year total returns+         1986   1987   1988   1989   1990   1991   1992   1993   1994   1995   1996

STRATEGIC OPPORTUNITIES - CLASS A

Lipper Capital Appreciation FundsC

S&P 500

Consumer Price Index



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: nil
(LARGE SOLID BOX) STRATEGIC OPPORTUNITIES -
CLASS A
LARGE CAP - CLASS A

Calendar year total returns+                                                                      1996

LARGE CAP - CLASS A

Lipper    G    rowth Funds AverageB

S&P 500

Consumer Price Index



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: nil
(LARGE SOLID BOX) LARGE CAP - CLASS A
EQUITY INCOME - CLASS A

Calendar year total returns+          1986   1987   1988   1989   1990   1991   1992   1993   1994   1995   1996

EQUITY INCOME - CLASS A

Lipper Equity Income Funds AverageD

S&P 500

Consumer Price Index



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: nil
(LARGE SOLID BOX) EQUITY INCOME - CLASS A
BALANCED - CLASS A

Calendar year total returns+                 1988   1989   1990   1991   1992   1993   1994   1995   1996

BALANCED - CLASS A

Lipper Balanced Funds AverageE

S&P 500

Consumer Price Index



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: nil
(LARGE SOLID BOX) BALANCED - CLASS A
HIGH YIELD - CLASS A

Calendar year total returns+                         1988   1989   1990   1991   1992   1993   1994   1995   1996

HIGH YIELD - CLASS A

Lipper High Current Yield Funds
AverageF

Merrill Lynch High Yield Master Index

Consumer Price Index



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: nil
(LARGE SOLID BOX) HIGH YIELD - CLASS A
STRATEGIC INCOME - CLASS A

Calendar year total returns+                                                                   1995   1996

STRATEGIC INCOME - CLASS A

Lipper General Bond Funds AverageG

Merrill Lynch High Yield Master Index

Consumer Price Index



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: nil
(LARGE SOLID BOX) STRATEGIC INCOME - CLASS A
MORTGAGE SECURITIES - CLASS A

Calendar year total returns+          1986   1987   1988   1989   1990   1991   1992   1993   1994   1995   1996

MORTGAGE SECURITIES- CLASS A

Lipper U.S. Mortgage Funds AverageH

Salomon Brothers Mortgage Index

Consumer Price Index



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: nil
(LARGE SOLID BOX) MORTGAGE SECURITIES CLASS A
GOVERNMENT INVESTMENT - CLASS A

Calendar year total returns+                    1988   1989   1990   1991   1992   1993   1994   1995   1996

GOVERNMENT INVESTMENT - CLASS A

Lipper General U.S. Government
Funds AverageJ

Salomon Brothers Treasury/Agency
Index

Consumer Price Index



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: nil
(LARGE SOLID BOX) GOVERNMENT INVESTMENT -
CLASS A
INTERMEDIATE BOND - CLASS A

Calendar year total returns+            1986   1987   1988   1989   1990   1991   1992   1993   1994   1995   1996

INTERMEDIATE BOND - CLASS A

Lipper Intermediate Investment Grade
Debt Funds AverageJ

Lehman Brothers Intermediate
Government/Corporate Bond Index

Consumer Price Index



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: nil
(LARGE SOLID BOX) INTERMEDIATE BOND - CLASS A
SHORT FIXED-INCOME - CLASS A

Calendar year total returns+                     1988   1989   1990   1991   1992   1993   1994   1995   1996

SHORT FIXED-INCOME - CLASS A

Lipper Short Investment Grade Bond
Funds AverageK

Lehman Brothers 1-3 Year
Government/Corporate Bond Index

Consumer Price Index



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: nil
(LARGE SOLID BOX) SHORT FIXED-INCOME - CLASS A
HIGH INCOME MUNICIPAL - CLASS A

Calendar year total returns+                    1988   1989   1990   1991   1992   1993   1994   1995   1996

HIGH INCOME MUNICIPAL - CLASS A

Lipper High Yield Municipal Bond
Funds AverageL

Consumer Price Index



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: nil
(LARGE SOLID BOX) HIGH INCOME MUNICIPAL -
CLASS A
MUNICIPAL BOND - CLASS A

Calendar year total returns+           1986   1987   1988   1989   1990   1991   1992   1993   1994   1995   1996

MUNICIPAL BOND - CLASS A

Lipper General Municipal Debt Funds
AverageM

Consumer Price Index



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: nil
(LARGE SOLID BOX) MUNICIPAL BOND- CLASS A
INTERMEDIATE MUNICIPAL INCOME - CLASS A

Calendar year total returns+         1986   1987   1988   1989   1990   1991   1992   1993   1994   1995   1996

INTERMEDIATE MUNICIPAL INCOME -
CLASS A

Lipper Intermediate Municipal Debt
Funds AverageN

Consumer Price Index



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: nil
(LARGE SOLID BOX) INTERMEDIATE MUNICIPAL
INCOME - CLASS A
SHORT-INTERMEDIATE MUNICIPAL INCOME - CLASS A

Calendar year total returns+                                                                  1995   1996

SHORT-INTERMEDIATE MUNICIPAL
INCOME - CLASS A

Lipper Short- Intermediate Municipal
Debt Funds AverageO

Consumer Price Index



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: nil
(LARGE SOLID BOX) SHORT-INTERMEDIATE MUNICIPAL
INCOME - CLASS A
CALIFORNIA  MUNICIPAL INCOME - CLASS A

Calendar year total returns+                                                                       1996

CALIFORNIA MUNICIPAL INCOME - CLASS
A

Lipper California Municipal Debt
Funds
AverageP

Consumer Price Index



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: nil
(LARGE SOLID BOX) CALIFORNIA YORK MUNICIPAL
INCOME - CLASS A
NEW YORK MUNICIPAL INCOME - CLASS A

Calendar year total returns+                                                               1995   1996

NEW YORK MUNICIPAL INCOME - CLASS
A

Lipper New York Municipal Debt
Funds
AverageQ

Consumer Price Index



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: nil
(LARGE SOLID BOX) NEW YORK MUNICIPAL INCOME -
CLASS A
MID CAP - CLASS T

Calendar year total returns+                                                          1996

MID CAP - CLASS T

Lipper Mid Cap Funds AverageA

S&P Mid Cap 400 Index

Consumer Price Index



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: nil
(LARGE SOLID BOX) MID CAP - CLASS T
EQUITY GROWTH - CLASS T

Calendar year total returns+   1986   1987   1988   1989   1990   1991   1992   1993   1994   1995   1996

EQUITY GROWTH - CLASS T

Lipper Growth Funds AverageB

S&P 500

Consumer Price Index



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: nil
(LARGE SOLID BOX) EQUITY GROWTH - CLASS T
GROWTH OPPORTUNITIES - CLASS T

Calendar year total returns+                 1988   1989   1990   1991   1992   1993   1994   1995   1996

GROWTH OPPORTUNITIES - CLASS T

Lipper Growth Funds AverageB

S&P 500

Consumer Price Index



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: nil
(LARGE SOLID BOX) GROWTH OPPORTUNITIES - CLASS
T
STRATEGIC OPPORTUNITIES - CLASS T

Calendar year total returns+         1986   1987   1988   1989   1990   1991   1992   1993   1994   1995   1996

STRATEGIC OPPORTUNITIES - CLASS T

Lipper Capital Appreciation FundsC

S&P 500

Consumer Price Index



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: nil
(LARGE SOLID BOX) STRATEGIC OPPORTUNITIES -
CLASS T
LARGE CAP - CLASS T

Calendar year total returns+                                                               1996

LARGE CAP - CLASS T

Lipper Growth Funds AverageB

S&P 500

Consumer Price Index



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: nil
(LARGE SOLID BOX) LARGE CAP - CLASS T
EQUITY INCOME - CLASS T

Calendar year total returns+          1986   1987   1988   1989   1990   1991   1992   1993   1994   1995   1996

EQUITY INCOME - CLASS T

Lipper Equity Income Funds AverageD

S&P 500

Consumer Price Index



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: nil
(LARGE SOLID BOX) EQUITY INCOME - CLASS T
BALANCED - CLASS T

Calendar year total returns+                 1988   1989   1990   1991   1992   1993   1994   1995   1996

BALANCED - CLASS T

Lipper Balanced Funds AverageE

S&P 500

Consumer Price Index



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: nil
(LARGE SOLID BOX) BALANCED - CLASS T
HIGH YIELD - CLASS T

Calendar year total returns+                         1988   1989   1990   1991   1992   1993   1994   1995   1996

HIGH YIELD - CLASS T

Lipper High Current Yield Funds
AverageF

Merrill Lynch High Yield Master Index

Consumer Price Index



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: nil
(LARGE SOLID BOX) HIGH YIELD - CLASS T
STRATEGIC INCOME - CLASS T

Calendar year total returns+                                                                   1995   1996

STRATEGIC INCOME - CLASS T

Lipper General Bond Funds AverageG

Merrill Lynch High Yield Master Index

Consumer Price Index



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: nil
(LARGE SOLID BOX) STRATEGIC INCOME - CLASS T
MORTGAGE SECURITIES - CLASS T

Calendar year total returns+          1986   1987   1988   1989   1990   1991   1992   1993   1994   1995   1996

MORTGAGE SECURITIES- CLASS T

Lipper U.S. Mortgage Funds AverageH

Salomon Brothers Mortgage Index

Consumer Price Index



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: nil
(LARGE SOLID BOX) MORTGAGE SECURITIES CLASS T
GOVERNMENT INVESTMENT - CLASS T

Calendar year total returns+                    1988   1989   1990   1991   1992   1993   1994   1995   1996

GOVERNMENT INVESTMENT - CLASS T

Lipper General U.S. Government
Funds AverageJ

Salomon Brothers Treasury/Agency
Index

Consumer Price Index



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: nil
(LARGE SOLID BOX) GOVERNMENT INVESTMENT -
CLASS T
INTERMEDIATE BOND - CLASS T

Calendar year total returns+            1986   1987   1988   1989   1990   1991   1992   1993   1994   1995   1996

INTERMEDIATE BOND - CLASS T

Lipper Intermediate Investment Grade
Debt Funds AverageJ

Lehman Brothers Intermediate
Government/Corporate Bond Index

Consumer Price Index



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: nil
(LARGE SOLID BOX) INTERMEDIATE BOND - CLASS T
SHORT FIXED-INCOME - CLASS T

Calendar year total returns+                     1988   1989   1990   1991   1992   1993   1994   1995   1996

SHORT FIXED-INCOME - CLASS T

Lipper Short Investment Grade Bond
Funds AverageK

Lehman Brothers 1-3 Year
Government/Corporate Bond Index

Consumer Price Index



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: nil
(LARGE SOLID BOX) SHORT FIXED-INCOME - CLASS T
HIGH INCOME MUNICIPAL - CLASS T

Calendar year total returns+                    1988   1989   1990   1991   1992   1993   1994   1995   1996

HIGH INCOME MUNICIPAL - CLASS T

Lipper High Yield Municipal Bond
Funds AverageL

Consumer Price Index



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: nil
(LARGE SOLID BOX) HIGH INCOME MUNICIPAL -
CLASS T
MUNICIPAL BOND- CLASS T

Calendar year total returns+           1986   1987   1988   1989   1990   1991   1992   1993   1994   1995   1996

MUNICIPAL BOND - CLASS T

Lipper General Municipal Debt Funds
AverageM

Consumer Price Index



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: nil
(LARGE SOLID BOX) MUNICIPAL BOND- CLASS T
INTERMEDIATE MUNICIPAL INCOME - CLASS T

Calendar year total returns+         1986   1987   1988   1989   1990   1991   1992   1993   1994   1995   1996

INTERMEDIATE MUNICIPAL INCOME -
CLASS T

Lipper Intermediate Municipal Bond
Funds AverageN

Consumer Price Index



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: nil
(LARGE SOLID BOX) INTERMEDIATE MUNICIPAL
INCOME - CLASS A
SHORT-INTERMEDIATE MUNICIPAL INCOME - CLASS T

Calendar year total returns+                                                               1995   1996

SHORT-INTERMEDIATE MUNICIPAL
INCOME - CLASS T

Lipper Short Municipal Debt Funds
AverageO

Consumer Price Index



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: nil
(LARGE SOLID BOX) SHORT-INTERMEDIATE MUNICIPAL
INCOME - CLASS T
CALIFORNIA  MUNICIPAL INCOME - CLASS T

Calendar year total returns+                                                                                   1996


CALIFORNIA MUNICIPAL INCOME - CLASS
T

Lipper California Municipal Debt
Funds
AverageP

Consumer Price Index



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: nil
(LARGE SOLID BOX) CALIFORNIA YORK MUNICIPAL
INCOME - CLASS T
NEW YORK MUNICIPAL INCOME - CLASS T

Calendar year total returns+                                                               1995   1996

NEW YORK MUNICIPAL INCOME - CLASS
T

Lipper New York Municipal Debt
Funds
AverageQ

Consumer Price Index



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: nil
(LARGE SOLID BOX) NEW YORK MUNICIPAL INCOME -
CLASS T
MID CAP - CLASS B

Calendar year total returns+                                                          1996

MID CAP - CLASS B

Lipper Mid Cap Funds AverageA

S&P Mid Cap 400 Index

Consumer Price Index



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: nil
(LARGE SOLID BOX) MID CAP - CLASS B
EQUITY GROWTH - CLASS B

Calendar year total returns+   1986   1987   1988   1989   1990   1991   1992   1993   1994   1995   1996

EQUITY GROWTH - CLASS B

Lipper Growth Funds AverageB

S&P 500

Consumer Price Index



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: nil
(LARGE SOLID BOX) EQUITY GROWTH - CLASS B
GROWTH OPPORTUNITIES - CLASS B

Calendar year total returns+                 1988   1989   1990   1991   1992   1993   1994   1995   1996

GROWTH OPPORTUNITIES - CLASS B

Lipper Growth Funds AverageB

S&P 500

Consumer Price Index



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: nil
(LARGE SOLID BOX) GROWTH OPPORTUNITIES - CLASS
B
STRATEGIC OPPORTUNITIES - CLASS B

Calendar year total returns+         1986   1987   1988   1989   1990   1991   1992   1993   1994   1995   1996

STRATEGIC OPPORTUNITIES - CLASS B

Lipper Capital Appreciation FundsC

S&P 500

Consumer Price Index



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: nil
(LARGE SOLID BOX) STRATEGIC OPPORTUNITIES -
CLASS B
LARGE CAP - CLASS B

Calendar year total returns+                                                               1996

LARGE CAP - CLASS B

Lipper Growth Funds AverageB

S&P 500

Consumer Price Index



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: nil
(LARGE SOLID BOX) STRATEGIC OPPORTUNITIES -
CLASS B
EQUITY INCOME - CLASS B

Calendar year total returns+          1986   1987   1988   1989   1990   1991   1992   1993   1994   1995   1996

EQUITY INCOME - CLASS B

Lipper Equity Income Funds AverageD

S&P 500

Consumer Price Index



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: nil
(LARGE SOLID BOX) EQUITY INCOME - CLASS B
BALANCED - CLASS B

Calendar year total returns+                 1988   1989   1990   1991   1992   1993   1994   1995   1996

BALANCED - CLASS B

Lipper Balanced Funds AverageE

S&P 500

Consumer Price Index



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: nil
(LARGE SOLID BOX) BALANCED - CLASS B
HIGH YIELD - CLASS B

<ERROR: WIDE TABLE>
ERROR: The Following Table: "3x11" is Too Wide!
Table Width is 158 characters.


Calendar year total
 returns+                                      1988      1989      1990      1991      1992      1993      1994      1995      1996

HIGH YIELD - CLASS B

Lipper High Current Yield Funds
AverageF

Merrill Lynch High Yield Master Index

   Consumer Price Index



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: nil
(LARGE SOLID BOX) HIGH YIELD - CLASS B

STRATEGIC INCOME - CLASS B

Calendar year total returns+                                                                                         1995      1996

STRATEGIC INCOME - CLASS B

Lipper General Bond Funds AverageG

Merrill Lynch High Yield Master Index

   Consumer Price Index



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: nil
(LARGE SOLID BOX) STRATEGIC INCOME - CLASS B
MORTGAGE SECURITIES - CLASS B

Calendar year
 total returns+            1986      1987      1988      1989      1990      1991      1992      1993      1994      1995      1996

MORTGAGE SECURITIES- CLASS B

Lipper U.S. Mortgage Funds AverageH

Salomon Brothers Mortgage Index

   Consumer Price Index


Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: nil
(LARGE SOLID BOX) MORTGAGE SECURITIES    -     CLASS B
GOVERNMENT INVESTMENT - CLASS B
Calendar year total returns+                   1988      1989      1990      1991      1992      1993      1994      1995      1996

GOVERNMENT INVESTMENT - CLASS B

Lipper General U.S. Government
Bond Funds AverageJ

Salomon Brothers Treasury/Agency
Index

   Consumer Price Index


Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: nil
(LARGE SOLID BOX) GOVERNMENT INVESTMENT -
CLASS B
INTERMEDIATE BOND - CLASS B

Calendar year
 total returns+            1986      1987      1988      1989      1990      1991      1992      1993      1994      1995      1996

INTERMEDIATE BOND - CLASS B

Lipper Intermediate Investment Grade
Bond Funds AverageJ

Lehman Brothers Intermediate
Government/Corporate Bond Index

   Consumer Price Index


Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: nil
(LARGE SOLID BOX) INTERMEDIATE BOND - CLASS B
HIGH INCOME MUNICIPAL - CLASS B

Calendar year total returns+                   1988      1989      1990      1991      1992      1993      1994      1995      1996

HIGH INCOME MUNICIPAL - CLASS B

Lipper High Yield Municipal Bond
Funds AverageL

   Consumer Price Index



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: nil
(LARGE SOLID BOX) HIGH INCOME MUNICIPAL -
CLASS B
MUNICIPAL BOND- CLASS B

Calendar year
 total returns+            1986      1987      1988      1989      1990      1991      1992      1993      1994      1995      1996

MUNICIPAL BOND - CLASS B

Lipper General Municipal Debt Funds
AverageM

   Consumer Price Index



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: nil
(LARGE SOLID BOX) MUNICIPAL BOND- CLASS B
INTERMEDIATE MUNICIPAL INCOME - CLASS B

Calendar year
 total returns+            1986      1987      1988      1989      1990      1991      1992      1993      1994      1995      1996

INTERMEDIATE MUNICIPAL INCOME -
CLASS B

Lipper Intermediate Municipal Bond
Funds AverageN

   Consumer Price Index


Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: nil
(LARGE SOLID BOX) INTERMEDIATE MUNICIPAL
INCOME - CLASS B
CALIFORNIA  MUNICIPAL INCOME - CLASS B

Calendar year total returns+                                                                                                   1996

CALIFORNIA MUNICIPAL INCOME - CLASS
B

Lipper California Municipal Debt
Funds
AverageP

   Consumer Price Index



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: nil
(LARGE SOLID BOX) CALIFORNIA YORK MUNICIPAL
INCOME - CLASS B
NEW YORK MUNICIPAL INCOME - CLASS B

Calendar year total returns+                                                                                         1995      1996

NEW YORK MUNICIPAL INCOME - CLASS
B

Lipper New York Municipal Debt
Funds
AverageQ

   Consumer Price Index



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: nil
(LARGE SOLID BOX) NEW YORK MUNICIPAL INCOME -
CLASS B

 + RETURNS DO NOT INCLUDE THE EFFECT OF PAYING CLASS A OR CLASS T'S MAXIMUM FRONT-END SALES CHARGE OR CLASS B'S APPLICABLE CONTINGENT DEFERRED SALES CHARGE.


[F] I   NITIAL OFFERING OF CLASS A SHARES FOR EACH FUND (EXCEPT MORTGAGE
SECURITIES AND MUNICIPAL BOND) TOOK PLACE ON SEPTEMBER 3, 1996. RETURNS PRIOR TO SEPTEMBER 3, 1996 (EXCEPT FOR EQUITY GROWTH, EQUITY INCOME, INTERMEDIATE BOND, AND INTERMEDIATE MUNICIPAL INCOME) ARE THOSE OF CLASS T, THE ORIGINAL CLASS OF EACH FUND AND REFLECT CLASS T'S THEN APPLICABLE 12B-1 FEE ( 0.65% FOR EQUITY FUNDS PRIOR TO JANUARY 1, 1996). FOR EQUITY GROWTH, EQUITY INCOME, INTERMEDIATE BOND,AND INTERMEDIATE MUNICIPAL INCOME RETURNS BETWEEN SEPTEMBER 10, 1992 AND SEPTEMBER 3, 1996 ARE THOSE OF CLASS T AND REFLECT CLASS T'S THEN APPLICABLE 12B-1 FEE ( 0.65% FOR EQUITY FUNDS PRIOR TO JANUARY 1, 1996). RETURNS BETWEEN COMMENCEMENT OF OPERATIONS AND SEPTEMBER 10, 1992 REFLECT THE RETURNS OF INSTITUTIONAL CLASS, THE ORIGINAL CLASS OF EACH FUND WHICH DOES NOT HAVE A 12B-1 FEE. CLASS A'S RETURNS WOULD HAVE BEEN LOWER IF 12B-1 FEES WERE REFLECTED PRIOR TO SEPTEMBER 10, 1992.



    CLASS A, CLASS T, AND CLASS B SHARES OF MORTGAGE SECURITIES ARE EXPECTED TO COMMENCE OPERATIONS ON FEBRUARY 28, 1997. RETURNS PRIOR TO THAT DATE ARE THOSE OF INITIAL CLASS, THE ORIGINAL CLASS OF THE FUND WHICH DOES NOT BEAR A 12B-1 FEE. CLASS T AND CLASS A RETURNS WOULD HAVE BEEN LOWER IF THEIR RESPECTIVE 12B-1 FEES WERE REFLECTED IN RETURNS PRIOR TO THAT DATE. CLASS B RETURNS WOULD HAVE BEEN LOWER IF ITS 12B-1 FEE (INCLUDING A SHAREHOLDER SERVICING FEE) BEEN REFLECTED IN RETURNS PRIOR TO THAT DATE.

CLASS A OF MUNICIPAL BOND IS EXPECTED TO COMMENCE OPERATIONS ON FEBRUARY 28, 1997. RETURNS BETWEEN JULY 1, 1996 AND FEBRUARY 28, 1997 ARE THOSE OF CLASS T AND REFLECT CLASS T'S 0.25% 12B-1 FEE. RETURNS PRIOR THAT DATE ARE THOSE OF INITIAL CLASS, THE ORIGINAL CLASS OF THE FUND WHICH DOES NOT BEAR A 12B-1 FEE. CLASS A'S RETURNS WOULD HAVE BEEN LOWER IF ITS 12B-1 FEE WAS REFLECTED IN RETURNS PRIOR TO JULY 1, 1996.

 INITIAL OFFERING OF CLASS T SHARES FOR EQUITY GROWTH, EQUITY INCOME, INTERMEDIATE BOND, AND INTERMEDIATE MUNICIPAL INCOME TOOK PLACE ON SEPTEMBER 10, 1992, AND BEAR A 12B-1 FEE (AT THEN CURRENTLY APPLICABLE RATES FOR EQUITY GROWTH AND EQUITY INCOME OF 0.65%, AND FOR INTERMEDIATE BOND AND INTERMEDIATE MUNICIPAL INCOME OF 0.25%) WHICH IS NOT REFLECTED IN PRIOR DATE RETURNS. RETURNS PRIOR TO SEPTEMBER 10, 1992 ARE THOSE OF INSTITUTIONAL CLASS, THE ORIGINAL CLASS OF EACH FUND WHICH DOES NOT BEAR A 12B-1 FEE. CLASS T SHARE RETURNS WOULD HAVE BEEN LOWER HAD ITS 12B-1 FEE BEEN REFLECTED IN PRIOR DATE RETURNS.

    INITIAL OFFERING OF CLASS B SHARES OF EQUITY GROWTH WILL TAKE PLACE ON OR ABOUT JANUARY 2, 1997. CLASS B SHARES BEAR A 12B-1 FEE (INCLUDING A
SHAREHOLDER SERVICING FEE), WHICH IS NOT     REFLECTED IN PRIOR RETURN
DATES. RETURNS BETWEEN SEPTEMBER 10, 1992 AND DECEMBER 31, 1995 ARE THOSE OF CLASS T AND REFLECT CLASS T'S THEN APPLICABLE 0.65% 12B-1 FEE. RETURNS
     PRIOR TO SEPTEMBER 10, 1992 ARE THOSE OF INSTITUTIONAL CLASS, THE ORIGINAL CLASS OF THE FUND, WHICH DOES NOT BEAR A 12B-1 FEE. CLASS B
RETURNS WOULD HAVE BEEN LOWER IF ITS 12-1 FEE    (INCLUDING A SHAREHOLDER
SERVICING FEE) HAD BEEN REFLECTED IN PRIOR DATE RETURNS.
 INITIAL OFFERING OF CLASS B SHARES OF BALANCED WILL TAKE PLACE ON OR ABOUT JANUARY 2, 1997. CLASS B SHARES BEAR A 12B-1 FEE (INCLUDINGA SHAREHOLDER
SERVICING FEE), WHICH IS NOT    REFLECTED IN PRIOR RETURN DATES. RETURNS
BETWEEN JANUARY 6, 1987 AND DECEMBER 31, 1995 ARE THOSE OF CLASS T AND
REFLECT CLASS T'S THEN APPLICABLE 0.65% 12B-1 FEE.. CLASS B RE   TURNS
WOULD HAVE BEEN LOWER IF ITS 12-1 FEE (INCLUDING A SHAREHOLDER SERVICING
FEE) HAD BEEN REFLECTED IN PRIOR DATE RETURNS.

 CLASS B OF GROWTH OPPORTUNITIES IS EXPECTED TO COMMENCE OPERATIONS ON FEBRUARY 28, 1997. RETURNS PRIOR TO THAT DATE ARE THOSE OF CLASS T, THE ORIGINAL CLASS OF THE FUND AND REFLECT CLASS T'S THEN APPLICABLE 12B-1 FEE ( 0.65% PRIOR TO JANUARY 1, 1996). CLASS B SHARE RETURNS WOULD HAVE BEEN LOWER HAD ITS 12B-1 FEE (INCLUDING A SHAREHOLDER SERVICING FEE) BEEN REFLECTED IN PRIOR DATE RETURNS.

 INITIAL OFFERING OF CLASS B SHARES FOR EQUITY INCOME, INTERMEDIATE BOND, AND INTERMEDIATE MUNICIPAL INCOME TOOK PLACE ON JUNE 30, 1994, AND BEAR A 12B-1 FEE (INCLUDING A SHAREHOLDER SERVICING FEE) (AT A THEN CURRENTLY APPLICABLE COMBINED RATE OF 1.00% FOR BOND FUNDS) WHICH IS NOT REFLECTED IN PRIOR DATE RETURNS. RETURNS PRIOR TO JUNE 30, 1994, AND SEPTEMBER 10, 1992, ARE THOSE OF CLASS T AND INSTITUTIONAL CLASS SHARES, RESPECTIVELY. CLASS T RETURNS INCLUDE A THEN CURRENTLY APPLICABLE 12B-1 FEE OF 0.65% FOR EQUITY INCOME, AND 0.25% FOR INTERMEDIATE BOND AND INTERMEDIATE MUNICIPAL INCOME. INSTITUTIONAL CLASS, THE ORIGINAL CLASS OF THESE FUNDS, DOES NOT BEAR A 12B-1 FEE. CLASS B SHARE RETURNS WOULD HAVE BEEN LOWER HAD ITS 12B-1 FEE (INCLUDING A SHAREHOLDER SERVICING FEE) BEEN REFLECTED IN PRIOR DATE RETURNS.

 INITIAL OFFERING OF CLASS B SHARES FOR STRATEGIC OPPORTUNITIES TOOK PLACE ON JUNE 30, 1994, AND BEAR A 12B-1 FEE (INCLUDING A SHAREHOLDER SERVICING
FEE) WHICH IS NOT REFLECTED IN PRIOR DATE RETURNS. RETURNS PRIOR TO JUNE 30, 1994, AND AUGUST 20, 1986, ARE THOSE OF CLASS T AND INITIAL CLASS SHARES, RESPECTIVELY. CLASS T RETURNS INCLUDE A THEN APPLICABLE 12B-1 FEE OF 0.65%. INITIAL CLASS, THE ORIGINAL CLASS OF THE FUND, DOES NOT BEAR A 12B-1 FEE. CLASS B SHARE RETURNS WOULD HAVE BEEN LOWER HAD ITS 12B-1 FEE (INCLUDING A SHAREHOLDER SERVICING FEE) BEEN REFLECTED IN PRIOR DATE RETURNS.

 INITIAL OFFERING OF CLASS B SHARES FOR HIGH YIELD, GOVERNMENT INVESTMENT, AND HIGH INCOME MUNICIPAL TOOK PLACE ON JUNE 30, 1994, AND BEAR A 12B-1 FEE (INCLUDING A SHAREHOLDER SERVICING FEE) (AT A THEN CURRENTLY APPLICABLE COMBINED RATE OF 1.00%) WHICH IS NOT REFLECTED IN PRIOR DATE RETURNS. RETURNS PRIOR TO JUNE 30, 1994, ARE THOSE OF CLASS T SHARES, THE ORIGINAL CLASS OF THESE FUNDS AND INCLUDE THEN APPLICABLE CLASS T 12B-1 FEES OF 0.25%. CLASS B RETURNS WOULD HAVE BEEN LOWER HAD ITS 12B-1 FEE (INCLUDING A SHAREHOLDER SERVICING FEE) BEEN REFLECTED IN PRIOR DATE RETURNS.

[A] THE LIPPER MID CAP FUNDS AVERAGE CURRENTLY REFLECTS THE PERFORMANCE OF OVER ___ MUTUAL FUNDS WITH SIMILAR OBJECTIVES.
[B] THE LIPPER GROWTH FUNDS AVERAGE CURRENTLY REFLECTS THE PERFORMANCE OF OVER___MUTUAL FUNDS WITH SIMILAR OBJECTIVES.
[C] THE LIPPER CAPITAL APPRECIATION FUNDS AVERAGE CURRENTLY REFLECTS THE PERFORMANCE OF OVER ___ MUTUAL FUNDS WITH SIMILAR OBJECTIVES.
[D] THE LIPPER EQUITY INCOME FUNDS AVERAGE CURRENTLY REFLECTS THE PERFORMANCE OF OVER ___ MUTUAL FUNDS WITH SIMILAR OBJECTIVES.
[E] THE LIPPER BALANCED FUNDS AVERAGE CURRENTLY REFLECTS THE PERFORMANCE OF OVER___MUTUAL FUNDS WITH SIMILAR OBJECTIVES.
[F] THE LIPPER HIGH CURRENT YIELD FUNDS AVERAGE CURRENTLY REFLECTS THE PERFORMANCE OF OVER ___ MUTUAL FUNDS WITH SIMILAR OBJECTIVES.
[G] THE LIPPER GENERAL BOND FUNDS AVERAGE CURRENTLY REFLECTS THE PERFORMANCE OF OVER ___ MUTUAL FUNDS WITH SIMILAR OBJECTIVES.
[H] THE LIPPER U.S. MORTGAGE FUNDS AVERAGE CURRENTLY REFLECTS THE PERFORMANCE OF OVER ___ MUTUAL FUNDS WITH SIMILAR OBJECTIVES.
[I] THE LIPPER GENERAL U.S. GOVERNMENT BOND FUNDS AVERAGE CURRENTLY REFLECTS THE PERFORMANCE OF OVER ___ MUTUAL FUNDS WITH SIMILAR OBJECTIVES. [J] THE LIPPER INTERMEDIATE INVESTMENT GRADE BOND FUNDS AVERAGE CURRENTLY REFLECTS THE PERFORMANCE OF OVER ___ MUTUAL FUNDS WITH SIMILAR OBJECTIVES. [K] THE LIPPER SHORT INVESTMENT GRADE BOND FUNDS AVERAGE CURRENTLY REFLECTS THE PERFORMANCE OF OVER ___ MUTUAL FUNDS WITH SIMILAR OBJECTIVES.
[L] THE LIPPER HIGH YIELD MUNICIPAL BOND FUNDS AVERAGE CURRENTLY REFLECTS THE PERFORMANCE OF OVER ___ MUTUAL FUNDS WITH SIMILAR OBJECTIVES.
[M] THE LIPPER GENERAL MUNICIPAL DEBT FUNDS AVERAGE CURRENTLY REFLECTS THE PERFORMANCE OF OVER ___ MUTUAL FUNDS WITH SIMILAR OBJECTIVES.
[N] THE LIPPER INTERMEDIATE MUNICIPAL DEBT FUNDS AVERAGE CURRENTLY REFLECTS THE PERFORMANCE OF OVER ___ MUTUAL FUNDS WITH SIMILAR OBJECTIVES.
[O] THE LIPPER SHORT MUNICIPAL DEBT FUNDS AVERAGE CURRENTLY REFLECTS THE PERFORMANCE OF OVER ___ MUTUAL FUNDS WITH SIMILAR OBJECTIVES.
[P] THE LIPPER CALIFORNIA MUNICIPAL DEBT FUNDS AVERAGE CURRENTLY REFLECTS THE PERFORMANCE OF OVER ___ MUTUAL FUNDS WITH SIMILAR OBJECTIVES.
[Q] THE LIPPER NEW YORK MUNICIPAL DEBT FUNDS AVERAGE CURRENTLY REFLECTS THE PERFORMANCE OF OVER ___ MUTUAL FUNDS WITH SIMILAR OBJECTIVES.
TechnoQuant is a trademark of FMR Corp.

FIDELITY ADVISOR INSTITUTIONAL CLASS PROSPECTUS

CROSS REFERENCE SHEET
FORM N-1A

ITEM NUMBER   PROSPECTUS SECTION


1            ..............................   Cover Page

2     a      ..............................   Expenses

      b,c    ..............................   *

3     a      ..............................   *

      b      ..............................   *

      c      ..............................   Performance, Appendix

      d      ..............................   Cover Page

4     a      i.............................   Charter

             ii...........................    Investment Principles and Risks; Securities and
                                              Investment Practices

      b      ..............................   Securities and Investment Practices

      c      ..............................   Who May Want to Invest; Investment Principles
                                              and Risks; Securities and Investment Practices

5     a      ..............................   Charter

      b      i.............................   Cover Page; FMR and Its Affiliates

             ii...........................    FMR and Its Affiliates; Charter; Breakdown of
                                              Expenses

             iii..........................    Expenses; Breakdown of Expenses

      c      ..............................   FMR and Its Affiliates

      d      ..............................   Charter; Breakdown of Expenses; Cover Page;
                                              FMR and Its Affiliates

      e      ..............................   FMR and its Affiliates; Breakdown of Expenses

      f      ..............................   Expenses

      g      ..............................   Expenses; FMR and Its Affiliates

      5A     ..............................   *

6     a      i.............................   Charter

             ii...........................    How to Buy Shares; How to Sell Shares; Investor
                                              Services; Transaction Details; Exchange
                                              Restrictions; Sales Charge Reductions and Waivers

             iii..........................    *

      b      .............................    FMR and Its Affiliates

      c      ..............................   Charter

      d      ..............................   Cover Page; Who May Want to Invest

      e      ..............................   Cover Page; How to Buy Shares; How to Sell
                                              Shares; Investor Services; Exchange Restrictions;
                                              Sales Charge Reductions and Waivers

      f, g   ..............................   Dividends, Capital Gains, and Taxes

7     a      ..............................   Charter; Cover Page

      b      ..............................   How to Buy Shares; Transaction Details

      c      ..............................   Sales Charge Reductions and Waivers

      d      ..............................   How to Buy Shares

      e      ..............................   Transaction Details; Breakdown of Expenses

      f      ..............................   Breakdown of Expenses

8            ..............................   How to Sell Shares; Investor Services; Transaction
                                              Details; Exchange Restrictions

9            ..............................   *


* Not Applicable




FIDELITY ADVISOR FUNDS
INSTITUTIONAL CLASS
Please read this prospectus before investing, and keep it on file for future reference. It contains important information, including how each fund invests and the services available to shareholders.
   To learn more about each fund and its investments, you can obtain a copy of the each fund's most recent financial report and portfolio listing, or a copy of the Statement of Additional Information (SAI) dated February 28, 1997. The SAI has been filed with the Securities and Exchange Commission
(SEC) and is available along with other related materials on the SEC's Internet Web site (http://www.sec.gov). The SAI is incorporated herein by reference (legally forms a part of the prospectus). For a free copy of either document, contact Fidelity Distributors Corporation (FDC), 82 Devonshire Street, Boston, MA 02109, or your investment professional.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR
OBLIGATIONS OF, OR GUARANTEED BY, ANY
DEPOSITORY INSTITUTION. SHARES ARE NOT
INSURED BY THE FDIC, FEDERAL RESERVE
BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT
TO INVESTMENT RISKS, INCLUDING POSSIBLE
LOSS OF PRINCIPAL AMOUNT INVESTED.
   HIGH YIELD, STRATEGIC INCOME, AND HIGH INCOME MUNICIPAL MAY EACH INVEST WITHOUT LIMITATION IN LOWER-QUALITY DEBT SECURITIES, SOMETIMES CALLED "JUNK BONDS." INVESTORS SHOULD CONSIDER THAT THESE SECURITIES CARRY GREATER RISKS, SUCH AS THE RISK OF DEFAULT, THAN OTHER DEBT SECURITIES. REFER TO "INVESTMENT PRINCIPLES AND RISKS" ON PAGE 15 FOR FURTHER INFORMATION.

LIKE ALL MUTUAL FUNDS, THESE SECURITIES
HAVE NOT BEEN APPROVED OR DISAPPROVED
BY THE SECURITIES AND EXCHANGE
COMMISSION OR ANY STATE SECURITIES
COMMISSION, NOR HAS THE SECURITIES AND
EXCHANGE COMMISSION OR ANY STATE
SECURITIES COMMISSION PASSED UPON THE
ACCURACY OR ADEQUACY OF THIS
PROSPECTUS. ANY REPRESENTATION TO THE
CONTRARY IS A CRIMINAL OFFENSE.
ACOMI-pro-0297
GROWTH FUNDS:
   Fidelity Advisor     TechnoQuantTM Growth Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Growth Opportunities Fund
Fidelity Advisor Strategic Opportunities Fund
Fidelity Advisor Large Cap Fund
GROWTH AND INCOME FUNDS:
   Fidelity Adviso    r Growth & Income Fund
Fidelity Advisor Equity Income Fund
   Fidelity Advisor Balanced Fund (formerly Advisor Income & Growth
Fund)
TAXABLE INCOME FUNDS:
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund
MUNICIPAL FUNDS:
Fidelity Advisor High Income Municipal Fund
   Fidelity Adv    isor Municipal Bond Fund
Fidelity Advisor Intermediate Municipal Income Fund
Fidelity Advisor Short-Intermediate Municipal Income Fund
STATE MUNICIPAL FUNDS:
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor New York Municipal Income Fund

PROSPECTUS
FEBRUARY 28, 1997(FIDELITY_LOGO_GRAPHIC) 82 DEVONSHIRE STREET, BOSTON, MA
02109
CONTENTS



KEY FACTS             3    WHO MAY WANT TO INVEST

                      4 EXPENSES Institutional Class's yearly operating expenses.

                      9 FINANCIAL HIGHLIGHTS A summary of each fund's financial data.

                      10   PERFORMANCE How each fund has done over time.

THE FUNDS IN DETAIL   13   CHARTER How each fund is organized.

                      15 INVESTMENT PRINCIPLES AND RISKS Each fund's overall approach to investing.

                      25 BREAKDOWN OF EXPENSES How operating costs are calculated and what they include.

YOUR ACCOUNT          28   TYPES OF ACCOUNTS Different ways to set up your
                           account,
                           including tax-sheltered retirement plans.

                      29 HOW TO BUY SHARES Opening an account and making additional investments.

                      31 HOW TO SELL SHARES Taking money out and closing your account.

                      31 INVESTOR SERVICES Services to help you manage your account.

SHAREHOLDER AND       34   DIVIDENDS, CAPITAL GAINS, AND TAXES
ACCOUNT POLICIES

                      35 TRANSACTION DETAILS Share price calculations and the timing of purchases and redemptions.

                      37   EXCHANGE RESTRICTIONS

                      37   APPENDIX A

                      40   APPENDIX  B


   KEY FACTS


WHO MAY WANT TO INVEST
Institutional Class shares are offered to accounts managed (i) by a bank trust department and other trust institutions, (ii) by a broker-dealer and
(iii) by a registered investment advisor (RIA) on a discretionary basis (collectively, eligible intermediaries).
Shares are available through eligible intermediaries that have signed a participation agreement with FDC. The participation agreement specifies certain aggregate asset minimums and asset qualifications, trading guidelines, marketing restrictions and program requirements. Eligible intermediaries with existing Institutional Class accounts will be required to sign and comply with a participation agreement in order to purchase additional shares. Investors prior to June 30, 1995 that have not signed a participation agreement will be allowed to continue investing in Institutional Class shares under the terms of this relationship until June 30, 1997, after which they will be prevented from making new or subsequent purchases in Institutional Class, except that employee benefit plans will
be permitted to make    additional purchases of Institutional Class shares.
In addition, Institutional Class shares are available through certain eligible intermediaries that meet qualifications established by FDC but have not signed a participation agreement.
TechnoQuantTM Growth, Mid Cap, Equity Growth, Growth Opportunities, Strategic Opportunities, Large Cap, Growth & Income, Equity Income, Balanced, High Yield, Mortgage Securities, Government Investment, Intermediate Bond, Short Fixed-Income, High Income Municipal, Municipal
Bond, and Int    ermediate Municipal Income are diversified funds.
Strategic Income, Short-Intermediate Municipal Income, California Municipal Income, and New York Municipal Income are non-diversified funds. Non-diversified funds may invest a greater portion of their assets in securities of individual issuers than diversified funds. As a result, changes in the market value of a single issuer could cause greater fluctuations in share value than would occur in a more diversified fund.
   TechnoQuant Growth, Mid Cap, Equity Growth, Growth Opportunities, Strategic Opportunities, Large Cap, Growth & Income, Equity Income, and Balanced are designed for investors who are willing to ride out stock market fluctuations in pursuit of potentially high long-term returns. TechnoQuant Growth, Mid Cap, Equity Growth, Growth Opportunities, Strategic Opportunities, and Large Cap are designed for investors who want to be invested in the stock market for its long-term growth potential. These funds invest for growth and do not pursue income. Growth & Income, Equity Income, and Balanced are designed for those investors who seek a combination of growth and income from equity and some bond investments.
Tec   hnoQuant Growth is designed to provide an alternative to more traditional styles of investing for growth-oriented investors. The fund utilizes computer-aided quantitative analysis emphasizing technical factors, such as historical price and volume relationships.
High Yield and Strategic Income are designed for investors who want high current income with some potential for capital growth from a portfolio of debt instruments with a focus on lower-quality debt securities and income-producing equity securities. These funds may be appropriate for long-term, aggressive investors who understand the potential risks and rewards of investing in lower-quality debt securities, including defaulted securities.
   Mortgage Securities is designed for investors who seek high current income from a portfolio of mortgage-related securities of all types. Government Investment is designed for investors who seek high current
income from a portfolio of U.S. Government securities in a    manner
consis    t   e    nt with preserving principal.
Intermediate Bond and Short Fixed-Income are designed for investors who seek high current income from a portfolio of investment-grade debt
securities consist   e    nt with capital preservation.
High Income Municipal,    Municipal Bond,     Intermediate Municipal
Income,  and Short-Intermediate Municipal Income are designed for investors
in higher tax brackets who seek high current income    that is free
    from federal income tax. Municipal Bond, Intermediate Municipal Income, and Short-Intermediate Municipal Income also invest consistent with consideration of capital preservation. High Income Municipal focuses on lower-quality debt securities and may be appropriate for long-term, aggressive investors who understand the potential risks and rewards of investing in lower-quality debt securities, including defaulted securities. California Municipal Income is designed for investors in higher tax brackets who seek high current income that is free from federal and California personal income taxes. New York Municipal Income is designed for investors in higher tax brackets who seek high current income that is free from federal and New York State and City personal income taxes.
The value of each fund's investments and, as applicable, the income they generate, will vary from day to day, and generally reflect changes in market conditions, interest rates and other company, political, and economic news. In the short term, stock prices can fluctuate dramatically in response to these factors. The securities of small, less well-known
companies may be more volatile than those of larger companies.    Bond
values fluctuate based on changes in interest rates and the credit quality of the issuer, and may be subject to prepayment risk, which can limit their price appreciation potential in periods of declining interest rates.
Over time, however, stocks, although more volatile, have shown greater growth potential than other types of securities. Investments in foreign securities may involve risks in addition to those of U.S. investments, including increased political and economic risk, as well as exposure to currency fluctuations.
   The inve    stments of Strategic Income, Mortgage Securities, Government
Investment, Intermediate Bond, and Short Fixed-Income are also subject to prepayments, which can lower a fund's yield, particularly in periods of declining interest rates.
   In addition, S    trategic Income may also be appropriate for investors
who want to pursue their investment goals in markets outside of the United States. By including international investments in your portfolio, you can achieve additional diversification and participate in growth opportunities around the world.
Each fund is not in itself a balanced investment plan. You should consider your investment objective and tolerance for risk when making an investment decision. When you sell your fund shares, they may be worth more or less than what you paid for them.
   Each fund is composed of multiple classes of shares. All classes of a fund have a common investment objective and investment portfolio. Class A and Class T shares have a front-end sales charge and pay a distribution fee. Class T shares may be subject to a contingent deferred sales charge
(CDSC). Class B shares do not have a front-end sales charge, but do have a CDSC, and pay a distribution fee and a shareholder service fee. Because Institutional Class shares have no sales charge, and do not pay a distribution fee or a shareholder service fee, Institutional Class shares
are expected to have a higher total return than Class A, Class T   ,     or
Class B shares. You may obtain more information about Class A, Class
T   ,     and Class B shares, which are not offered through this
prospectus, by calling 1-800-843-3001 or from your investment professional. EXPENSES
SHAREHOLDER TRANSACTION EXPENSES    are charges you may pay when you buy or
sell Institutional Class shares of a fund. In addition, you may be charged an annual maintenance fee if your account balance falls below $2,500. See "Transaction Details", page 35, for an explanation of how and when these
charg    es apply.
Maximum sales charge on purchases and   None
reinvested distributions

Maximum deferred sales   None
charge

Redemption fee   None

Exchange fee   None

Annual account maintenance fee   $12.0
(for accounts under $2,500)      0

ANNUAL OPERATING EXPENSES are paid out of each fund's assets. Each fund pays a management fee to Fidelity Management & Research Company (FMR) that,
for Growth Opportunities and S   trategic Op    portunities, varies based
on performance. Each fund also incurs other expenses for services such as maintaining shareholder records and furnishing shareholder statements and financial reports.
Institutional Class's expenses are factored into its share price or dividends and are not charged directly to shareholder accounts (see "Breakdown of Expenses" on page 24).
   The following figures are based on estimated or historical expenses of the Institutional Class of each fund, adjusted to reflect current fees, and are calculated as a percentage of average net assets of the Institutional Class of each fund. A portion of the brokerage commissions that certain of
the funds pay is used to reduce fund expenses.     Including these
reductions, total operating expenses would have been ___% for [Fund name(s)].
EXPENSE TABLE EXAMPLE: You would pay the following expenses on a $1,000 investment in Institutional Class shares, assuming a 5% annual return and full redemption at the end of each time period:
       EQUITY FUNDS

      Operating Expenses         Examples

TECHNOQUANT GROWTH        Management fee              %      After 1     $
                                                             year

                          12b-1 fee (Distribution     None   After 3     $
                          fee)                               years

                          Other expenses              %[A]

                          Total operating expenses    %

MID CAP                   Management fee              %      After 1     $
                                                             year

                          12b-1 fee (Distribution     None   After 3     $
                          fee)                               years

                          Other expenses              %[A]

                          Total operating expenses    %

EQUITY GROWTH             Management fee[B] (after    %      After 1     $
                          fee reduction)                     year

                          12b-1 fee (Distribution     None   After 3     $
                          fee)                               years

                          Other expenses              %      After 5     $
                                                             years

                          Total operating expenses    %      After 10    $
                                                             years

GROWTH OPPORTUNITIES      Management fee              %      After 1     $
                                                             year

                          12b-1 fee (Distribution     None   After 3     $
                          fee)                               years

                          Other expenses              %      After 5     $
                                                             years

                          Total operating expenses    %      After 10    $
                                                             years

STRATEGIC OPPORTUNITIES   Management fee              %      After 1     $
                                                             year

                          12b-1 fee (Distribution     None   After 3     $
                          fee)                               years

                          Other expenses              %      After 5     $
                                                             years

                          Total operating expenses    %      After 10    $
                                                             years

LARGE CAP                 Management fee              %      After 1     $
                                                             year

                          12b-1 fee (Distribution     None   After 3     $
                          fee)                               years

                          Other expenses              %[A]

                          Total operating expenses    %

GROWTH & INCOME           Management fee              %      After 1     $
                                                             year

                          12b-1 fee (Distribution     None   After 3     $
                          fee)                               years

                          Other expenses              [A]

                          Total operating expenses    %

EQUITY INCOME             Management fee              %      After 1     $
                                                             year

                          12b-1 fee (Distribution     None   After 3     $
                          fee)                               years

                          Other expenses              %      After 5     $
                                                             years

                          Total operating expenses    %      After 10    $
                                                             years

BALANCED                  Management fee  (after      %      After 1     $
                          fee reduction)   [C]               year

                          12b-1 fee (Distribution     None   After 3     $
                          fee)                               years

                          Other expenses              %      After 5     $
                                                             years

                          Total operating expenses    %      After 10    $
                                                             years

[A]    B    ASED ON ESTIMATED EXPENSES FOR FIRST YEAR.
[B] EFFECTIVE AUGUST 1, 1994, FMR VOLUNTARILY AGREED TO IMPLEMENT A MANAGEMENT FEE REDUCTION. THE INDIVIDUAL FUND FEE RATE WAS REDUCED FROM 0.33% TO 0.30%. IF THIS AGREEMENT WAS NOT IN EFFECT, THE MANAGEMENT FEE
WOULD BE ___%    AND TOTAL OPERATING EXPENSES WOULD BE __%.
[C] EFFECTIVE AUGUST 1, 1996, FMR VOLUNTARILY AGREED TO IMPLEMENT A MANAGEMENT FEE REDUCTION. THE INDIVIDUAL FUND FEE RATE WAS REDUCED FROM 0.20% TO 0.15%. IF THIS AGREEMENT WAS NOT IN EFFECT, THE MANAGEMENT FEE WOULD BE ___% AND TOTAL OPERATING EXPENSES WOULD BE __%.
    TAXABLE INCOME FUNDS

      Operating Expenses         Examples

HIGH YIELD              Management fee             %      After 1     $
                                                          year

                        12b-1 fee (Distribution    None   After 3     $
                        fee)                              years

                        Other expenses             %      After 5     $
                                                          years

                        Total operating expenses   %      After 10    $
                                                          years

STRATEGIC INCOME        Management fee             %      After 1     $
                                                          year

                        12b-1 fee (Distribution    None   After 3     $
                        fee)                              years

                        Other expenses  (after     %      After 5     $
                        reimbursement)                    years

                        Total operating expenses   %      After 10    $
                                                          years

MORTGAGE SECURITIES     Management fee             %      After 1     $
                                                          year

                        12b-1 fee (Distribution    None   After 3     $
                        fee)                              years

                        Other expenses  (after     %[A]   After 5     $
                        reimbursement)                    years

                        Total operating expenses   %      After 10    $
                                                          years

GOVERNMENT INVESTMENT   Management fee             %      After 1     $
                                                          year

                        12b-1 fee (Distribution    None   After 3     $
                        fee)                              years

                        Other expenses  (after     %      After 5     $
                        reimbursement)                    years

                        Total operating expenses   %      After 10    $
                                                          years

INTERMEDIATE BOND       Management fee             %      After 1     $
                                                          year

                        12b-1 fee (Distribution    None   After 3     $
                        fee)                              years

                        Other expenses             %      After 5     $
                                                          years

                        Total operating expenses   %      After 10    $
                                                          years

SHORT FIXED-INCOME      Management fee             %      After 1     $
                                                          year

                        12b-1 fee (Distribution    None   After 3     $
                        fee)                              years

                        Other expenses  (after     %      After 5     $
                        reimbursement)                    years

                        Total operating expenses   %      After 10    $
                                                          years

       MUNICIPAL FUNDS

      Operating Expenses         Examples

HIGH INCOME MUNICIPAL   Management fee             %      After 1     $
                                                          year

                        12b-1 fee (Distribution    None   After 3     $
                        fee)                              years

                        Other expenses  (after            After 5     $
                        reimbursement)                    years

                        Total operating expenses   %      After 10    $
                                                          years

MUNICIPAL BOND          Management fee             %      After 1     $
                                                          year

                        12b-1 fee (Distribution    None   After 3     $
                        fee)                              years

                        Other expenses  (after     %[A]   After 5     $
                        reimbursement)                    years

                        Total operating expenses   %      After 10    $
                                                          years

[A]    B    ASED ON ESTIMATED EXPENSES FOR FIRST YEAR.

INTERMEDIATE MUNICIPAL INCOME    Management fee             %      After 1     $
                                                                   year

                                 12b-1 fee (Distribution    None   After 3     $
                                 fee)                              years

                                 Other expenses  (after     %[A]   After 5     $
                                 reimbursement)                    years

                                 Total operating expenses   %      After 10    $
                                                                   years



SHORT-INTERMEDIATE MUNICIPAL INCOME   Management fee             %      After 1     $
                                                                        year

                                      12b-1 fee (Distribution    None   After 3     $
                                      fee)                              years

                                      Other expenses  (after     %      After 5     $
                                      reimbursement)                    years

                                      Total operating expenses   %      After 10    $
                                                                        years


       STATE MUNICIPAL FUNDS

      Operating Expenses         Examples


CALIFORNIA MUNICIPAL INCOME   Management fee             %      After 1            $
                                                                year

                              12b-1 fee (Distribution    None   After 3            $
                              fee)                              years

                              Other expenses  (after     %[A]
                              reimbursement)

                              Total operating expenses   %

NEW YORK MUNICIPAL INCOME     Management fee             %      After 1            $
                                                                year

                              12b-1 fee (Distribution    None   After 3            $
                              fee)                              years

                              Other expenses  (after     %         After 5
                              reimbursement)                       years

                              Total operating expenses   %         After 10
                                                                   years


[A]   B    ASED ON ESTIMATED EXPENSES FOR FIRST YEAR.

THESE EXAMPLES ILLUSTRATE THE EFFECT OF EXPENSES, BUT ARE NOT MEANT TO SUGGEST ACTUAL OR EXPECTED COSTS OR RETURNS, ALL OF WHICH MAY VARY.
FMR has voluntarily agreed to reimburse the Institutional Class of certain funds to the extent that total operating expenses as a percentage of their respective average net assets exceed the following rates:
                                              Effective
                                              Date

TechnoQuant Growth                     1.50      12/31    /9
                                      %       6

Mid Cap                                1.50   2/26/96
                                      %

Large Cap                              1.50   2/26/96
                                      %

Growth & Income                        1.50      12/31    /9
                                      %       6

Balanced                               1.25   10/30/9
                                      %       5

High Yield                             1.10   7/1/95
                                      %

Strategic Income                       1.10   7/1/95
                                      %

Mortgage Securities                    %

Government Investment                  0.75   7/1/95
                                      %

Intermediate Bond                      0.75   7/1/95
                                      %

Short-Fixed Income                     0.75   8/30/96
                                      %

High Income Municipal                  0.75   7/1/95
                                      %

Municipal  Bond                        0.75   7/1/96
                                      %

Intermediate Municipal Income          0.75   7/1/95
                                      %

Short-Intermediate Municipal Income    0.75   7/1/95
                                      %

California Municipal Income            0.75   8/1/95
                                      %

New York Municipal Income              0.75   8/1/95
                                      %

If these agreements were not in effect, other expenses and total operating
expenses    of the Institutional Class of each fund    , as a percentage of
average net assets, would have been the following amounts:



                                 Other Expenses                                Total Operating  Expenses



   TechnoQuant Growth[A]

   Mid Cap[A]

   Large Cap

   Growth & Income

   Balanced

   High Yield

   Strategic Income


   Mortgage Securities

   Government Investment

   Intermediate Bond

   Short Fixed-Income

   High Income
   Municipal

   Municipal Bond

   Intermediate
   Municipal Income

   Short-Intermediate
   Municipal Income

   California Municipal
Income

   New York Municipal
Income


*   B    ASED ON ESTIMATED EXPENSES FOR FIRST YEAR.
   Expenses eligible for reimbursement do not include interest, taxes,
brokerage commissions, and extraordinary expen    ses.
FINANCIAL HIGHLIGHTS
   The financial highlights tables that follow for certain funds and these funds' financial statements are included in each fund's Annual Report and have been audited by ___________________, independent accountants. Their reports on the financial statements and financial highlights are included in each Annual Report. The financial statements, the financial highlights, and the reports are incorporated by reference into the funds' SAI, which may be obtained free of charge from FDC or your investment professional. TechnoQuant Growth and Growth & Income are expected to commence operations on or about December 31, 1996.
[TABLES TO BE INSERTED BELOW.]
PERFORMANCE
Mutual fund performance is commonly measured as TOTAL RETURN and/or YIELD.
   For Mortgage Securities, the fiscal year runs from August 1 to July 31. For Growth Opportunities, Balanced, High Yield, Government Investment,
Short Fixe    d-Income, High Income Municipal, California Municipal Income
and New York Municipal Income, the fiscal year    runs from November 1 to
October 31. For TechnoQuant Growth, Mid Cap, Equity Growth, Large Cap,
Growth & Income, Equity Income,     Intermediate Bond, Intermediate
Municipal Income, and Short-Intermediate Municipal Income, the    fiscal
year runs from December 1 to November 30. For Strategic Opportunities, Strategic Income, and Municipal Bond, the fiscal year runs from January 1 to December 31. The tables below show the Institutional Class's performance over past fiscal years. Performance history will be available for TechnoQuant Growth and Growth & Income after the funds have been in operation for six months. For additional charts presenting the Institutional Class's calendar year performance, see Appendix B, beginning on page 40.
    GROWTH FUNDS - INSTITUTIONAL CLASS

      Average Annual Total Return*   Cumulative Total Return*


                              Past 1 year   Past 5 years   10 Years/Life    Past 1 year   Past 5 years   10 Years/Life
                                                           of fund+                                      of fund+

TECHNOQUANT GROWTH [B]         %             %              %                %             %              %

MID CAP[B]                     %             %              %                %             %              %

EQUITY GROWTH [B]              %             %              %                %             %              %

GROWTH OPPORTUNITIES [C]       %             %              %                %             %              %

STRATEGIC OPPORTUNITIES [C]    %             %              %                %             %              %

LARGE CAP[B]                   %             %              %                %             %              %

GROWTH & INCOME [B]            %             %              %                %             %              %

EQUITY INCOME [B]              %             %              %                %             %              %

BALANCED [A]                   %             %              %                %             %              %


       TAXABLE INCOME FUNDS - INSTITUTIONAL CLASS

      Average Annual Total Return*   Cumulative Total Return*


                            Past 1 year   Past 5 years   10 Years/Life    Past 1 year   Past 5 years   10 Years/Life
                                                         of fund+                                      of fund+

HIGH YIELD [A]               %                            %                %                            %

STRATEGIC INCOME [C]         %             %              %                %             %              %

MORTGAGE SECURITIES [D]      %                            %                %                            %

GOVERNMENT INVESTMENT [A]    %             %              %                %             %              %

INTERMEDIATE BOND [B]        %             %              %                %             %              %

SHORT FIXED-INCOME [A]       %             %              %                %             %              %


       MUNICIPAL FUNDS - INSTITUTIONAL CLASS

      Average Annual Total Return*   Cumulative Total Return*



                                          Past 1 year   Past 5 years   10 Years/Life    Past 1 year   Past 5 years   10 Years/Life

                                                                       of fund+                                      of fund+


HIGH INCOME MUNICIPAL [A]                  %             %              %                %             %              %


MUNICIPAL BOND[C]                          %             %              %                %             %              %


INTERMEDIATE MUNICIPAL INCOME [B]          %                            %                %                            %


SHORT-INTERMEDIATE MUNICIPAL INCOME [B}    %             %              %                %             %              %



       STATE MUNICIPAL FUNDS - INSTITUTIONAL CLASS

      Average Annual Total Return*   Cumulative Total Return


                                 Past 1 year   Past 5 years   10 Years/Life    Past 1 year   Past 5 years   10 Years/Life
                                                              of fund+                                      of fund+

CALIFORNIA MUNICIPAL INCOME[A]    %             %              %                %             %              %

NEW YORK MUNICIPAL INCOME [A]                   %                                                            %


A  PERIOD ENDED OCTOBER 31, 1996
B  PERIOD ENDED NOVEMBER 30, 1996
C PERIOD ENDED DECEMBER 31, 1996
D PERIOD ENDED JULY 31, 1996
+    LIFE OF FUND FIGURES ARE FROM COMMENCEMENT OF OPERATIONS (NOVEMBER 18,
1987 FOR GROWTH OPPORTUNITIES; JANUARY 6, 1987 FOR BALANCED; JANUARY 5, 1987 FOR HIGH YIELD; OCTOBER 31, 1994 FOR STRATEGIC INCOME; JANUARY 7, 1987 FOR GOVERNMENT INVESTMENT; SEPTEMBER 16, 1987 FOR SHORT-FIXED INCOME AND HIGH INCOME MUNICIPAL; MARCH 16, 1994 FOR SHORT-INTERMEDIATE MUNICIPAL INCOME; AUGUST 21, 1995 FOR NEW YORK MUNICIPAL INCOME; AND FEBRUARY 20 FOR MID CAP, LARGE CAP, AND CALIFORNIA MUNICIPAL INCOME) THROUGH THE ANNUAL PERIODS ENDED 1996.
* INITIAL OFFERING OF INSTITUTIONAL CLASS SHARES FOR GROWTH OPPORTUNITIES, BALANCED, HIGH YIELD, STRATEGIC INCOME, GOVERNMENT INVESTMENT, SHORT FIXED-INCOME, HIGH INCOME MUNICIPAL, AND SHORT-INTERMEDIATE MUNICIPAL INCOME TOOK PLACE ON JULY 3, 1995 AND DO NOT BEAR A SALES LOAD OR 12B-1 FEE. RETURNS PRIOR TO JULY 3, 1995 ARE THOSE OF CLASS T SHARES, THE ORIGINAL CLASS OF THESE FUNDS AND INCLUDE A CLASS T 12B-1 FEE (AT A THEN CURRENTLY APPLICABLE RATE OF 0.65% FOR GROWTH OPPORTUNITIES AND BALANCED; 0.25% FOR HIGH YIELD, STRATEGIC INCOME, GOVERNMENT INVESTMENT, AND HIGH INCOME MUNICIPAL, AND 0.15% FOR SHORT FIXED-INCOME AND SHORT-INTERMEDIATE MUNICIPAL INCOME). INITIAL OFFERING OF INSTITUTIONAL CLASS SHARES FOR STRATEGIC OPPORTUNITIES TOOK PLACE ON JULY 3, 1995. INSTITUTIONAL CLASS SHARES DO NOT BEAR A SALES LOAD OR 12B-1 FEE. RETURNS PRIOR TO JULY 3, 1995, ARE THOSE OF CLASS T SHARES AND INCLUDE A THEN CURRENTLY APPLICABLE CLASS T 12B-1 FEE OF 0.65%. RETURNS PRIOR TO AUGUST 20, 1986, ARE THOSE OF INITIAL CLASS, THE ORIGINAL CLASS OF THE FUND WHICH DOES NOT BEAR A 12B-1 FEE. INITIAL OFFERING OF INSTITUTIONAL CLASS SHARES FOR MUNICIPAL BOND TOOK PLACE ON JULY 2, 1996. INSTITUTIONAL CLASS SHARES DO NOT BEAR A SALES LOAD OR 12B-1 FEE. RETURNS PRIOR TO JULY 2, 1996 ARE THOSE OF INITIAL CLASS, THE ORIGINAL CLASS OF THE FUND WHICH DOES NOT BEAR A 12B-1 FEE.
If FMR had not reimbursed certain class expenses during these periods, total returns would have been lower.
EXPLANATION OF TERMS
TOTAL RETURN is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gains. A CUMULATIVE TOTAL RETURN reflects actual performance over a stated period of time. An AVERAGE ANNUAL TOTAL RETURN is a hypothetical rate of return that, if achieved annually, would have produced the same cumulative total return if performance had been constant over the entire period. Average annual total returns smooth out variations in performance; they are not the same as actual year-by-year results.
Average annual total returns covering periods of less than one year assume that performance will remain constant for the rest of the year.
YIELD refers to the income generated by an investment in a fund over a given period of time, expressed as an annual percentage rate. Yields are calculated according to a standard that is required for all stock and bond funds. Because this differs from other accounting methods, the quoted yield may not equal the income actually paid to shareholders.
This difference may be significant for funds whose investments are denominated in foreign securities.
In calculating yield, a fund may from time to time use a security's coupon rate instead of its yield to maturity in order to reflect the risk premium on that security. This practice will have the effect of reducing a fund's yield.
A TAX-EQUIVALENT YIELD shows what an investor would have to earn before taxes to equal a tax-free yield.
THE COMPETITIVE FUNDS AVERAGE is each fund's applicable Lipper Funds
Average, which reflects the performance of mutual funds    with similar
objectives. These averages, published by Lipper Analytical Services, Inc., exclude the effect of sales charges.
    STANDARD & POOR'S 500 INDEX (S&P 500)    is a widely recognized,
unmanaged index of common stocks.
STANDARD & POOR'S MIDCAP 400 INDEX is a widely recognized, unmanaged index of 400 medium-capitalization stocks.
MERRILL LYNCH HIGH YIELD MASTER INDEX is a market capitalization weighted index of all domestic and yankee high-yield bonds. Issues included in the index have maturities of at least one year and have a credit rating lower than BBB-/Baa3, but are not in default.
LEHMAN BROTHERS 1-3 YEAR GOVERNMENT/CORPORATE BOND INDEX is a market value weighted performance benchmark for government and corporate fixed-rate debt issues with maturities between one and three years.
SALOMON BROTHERS MORTGAGE INDEX is a market capitalization weighted index of 15- and 30-year fixed-rate securities backed by mortgage pools of the Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC), and FNMA and FHLMC balloon mortgages with fixed-rate coupons.
    SALOMON BROTHERS TREASURY/AGENCY INDEX    is a market capitalization
weighted index of U.S. Treasury and U.S. government agency securities with fixed-rate coupons and weighted average lives of at least one year.
    LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CORPORATE BOND INDEX    is a
market value weighted performance benchmark for government and corporate fixed-rate debt issues with maturities between one and 10 years.
Unlike Institutional Class's returns, the total returns of each comparative index do not include the effect of any brokerage commissions, transaction fees, or other costs of investing.
THE CONSUMER PRICE INDEX is a widely recognized measure of inflation calculated by the U.S. Government.
The Institutional Class of each growth or growth and income fund may quote its adjusted net asset value including all distributions paid. This value may be averaged over specified periods and may be used to calculate a class's moving average.
   The funds' recent strategies, performance, and holdings are detailed twice a year in financial reports, which are sent to all shareholders. For current performance or a free annual report, please contact your investment professional, or call 1-800-843-3001.
TOTAL RETURNS AND YIELDS ARE BASED ON PAST RESULTS AND ARE NOT AN INDICATION OF FUTURE PERFORMANCE.
THE FUNDS IN DETAIL


CHARTER
EACH FUND IS A MUTUAL FUND: an investment that pools sharehold   ers' money
and invests it toward a specified goal. TechnoQuant Growth, Equity Growth, Mid Cap, Large Cap, and Growth & Income are diversified funds of Fidelity Advisor Series I, a Massachusetts business trust organized on June 24,
1983. Growth Opportunities, Balanced, H    igh Yield, Government
Investment, and Short Fixed-Income are diversified funds of Fidelity Advisor Series II, a Massachusetts business trust organized on April 24, 1986. Equity Income is a diversified fund of Fidelity Advisor Series III, a Massachusetts business trust organized on May 17, 1982. Intermediate Bond is a diversified fund of Fidelity Advisor Series IV, a Massachusetts business trust organized on May 6, 1983. High Income Municipal is a diversified fund and California Municipal Income and New York Municipal Income are non-diversified funds of Fidelity Advisor Series V, a Massachusetts business trust organized on April 24, 1986. Intermediate Municipal Income is a diversified fund and Short-Intermediate Municipal Income is a non-diversified fund of Fidelity Advisor Series VI, a Massachusetts business trust organized on June 1, 1983. Strategic Income is a non-diversified fund and Strategic Opportunities is a diversified fund of
Fidelity Advisor Series VIII, a Massachusetts busi   ness trust organized
on September 23, 1983. Mortgage Securities is a diversified fund of Fidelity Income Fund, a Massachusetts business trust organized on August 7, 1984. Municipal Bond is a diversified fund of Fidelity Municipal Trust, a
Massachusetts business trust organized on June 22, 1984.     Each trust is
an open-end management investment company. There is a remote possibility that one fund might become liable for a misstatement in the prospectus about another fund.
EACH FUND IS GOVERNED BY A BOARD OF TRUSTEES which is responsible for protecting the interests of shareholders. The trustees are experienced executives who meet throughout the year to oversee the funds' activities, review contractual arrangements with companies that provide services to the funds, and review the funds' performance. The majority of trustees are not otherwise affiliated with Fidelity.
THE FUNDS MAY HOLD SPECIAL MEETINGS AND MAIL PROXY MATERIALS. These meetings may be called to elect or remove trustees, change fundamental policies, approve a management contract, or for other purposes. Shareholders not attending these meetings are encouraged to vote by proxy. The transfer agent will mail proxy materials in advance, including a voting card and information about the proposals to be voted on. For shareholders of TechnoQuant Growth, Mid Cap, Equity Growth, Strategic Opportunities,
Large Cap, Growth & Income    , and Strategic Income, you are entitled to
one vote for each share you own. For shareholders of Growth Opportunities,
Equity Income, Balanced, High Yield   , Mortgage Securities, Government
Investment, Intermediate Bond, Short Fixed-Income, High Income Municipal,
Municipal Bond    , Intermediate Municipal Income, Short-Intermediate
Municipal Income, California Municipal Income, and New York Municipal Income, the number of votes you are entitled to is based upon the dollar value of your investment.
Separate votes are taken by each class of shares, fund, or trust, if a matter affects just that class of shares, fund, or trust, respectively.
FMR AND ITS AFFILIATES
Fidelity Investments is one of the largest investment management organizations in the United States and has its principal business address at 82 Devonshire Street, Boston, Massachusetts 02109. It includes a number of different subsidiaries and divisions which provide a variety of financial services and products. The funds employ various Fidelity companies to perform activities required for their operation.
The funds are managed by FMR, which chooses each fund's investments and handles its business affairs. FMR chooses investments with the assistance of foreign affiliates for all funds except Mortgage Securities, Government Investment, High Income Municipal, Municipal Bond, Intermediate Municipal Income, Short-Intermediate Municipal Income, California Municipal Income, and New York Municipal Income.
Affiliates may assist FMR with foreign securities:
   (small solid bullet)     Fidelity Management & Research (U.K.) Inc. (FMR
U.K.), in London, England, serves as a sub-adviser for    TechnoQuant
Growth, Mid Cap, Equity Growth, Growth Opportunities, Strategic Opportunities, Large Cap, Growth & Income, Equity Income, Balanced, High Yield, Strategic Income, Intermediate Bond, and Short Fixed-Income.
(small solid bullet) Fidelity Management & Research Far East Inc. (FMR Far
East), in Tokyo, Japan, serves as a sub-adviser for TechnoQuant Growth, Mid Cap, Equity Growth, Growth Opportunities, Strategic Opportunities, Large Cap, Growth & Income, Equity Income, Balanced, High Yield, Strategic Income, Intermediate Bond, and Short Fixed-Income.
(small solid bullet) Fidelity International Investment Advisors (FIIA), in Pembroke, Bermuda, serves as a sub-adviser for Strategic Income.
(small solid bullet) Fidelity International Investment Advisors (U.K.) Limited (FIIAL U.K.), in Kent, England, serves as a sub-adviser for Strategic Income.
(small solid bullet)     Fidelity Investment Japan Ltd. (FIJ), in Tokyo,
Japan serves as a sub-adviser for        Strategic Income.
As of December 31, 1996, FMR advised funds having approximately __ million shareholder accounts with a total value of more than $___ billion.
   John H. Carlson is lead manager of Advisor Strategic Income, which he has managed since August 1995, and is manager of the fund's emerging market investments. Mr. Carlson also manages Advisor Emerging Markets Income and New Markets Income. Previously, he was executive director of emerging markets at Lehman Brothers International, London. From 1990 to 1992, Mr. Carlson was executive vice president of capital markets for Daiwa Securities America.
   C. Robert Chow is manager of Advisor Equity Income, which he has managed since March 1996. Previously, he managed Select Paper and Forest Products, Select Computers, and Select Insurance. In addition, he was an equity analyst covering consumer finance and household products. Mr. Chow joined Fidelity in 1989.
Bettina E Doulton is lead manager and vice president of Advisor Balanced, which she has managed since March 1996. Ms. Doulton also manages Advisor Annuity Income & Growth, and Puritan(registered trademark). Previously, she managed Advisor Equity Income, VIP Equity-Income, Value, Select Automotive, and was assistant to Peter Lynch on Magellan(registered trademark). Ms. Doulton also served as an analyst following the automotive and tire industry as well as the gaming and lodging industry. Ms. Doulton joined Fidelity in 1986.
Margaret L. Eagle is vice president and manager of Advisor High Yield, which she has managed since it began in January 1987, and has been manager of Advisor Strategic Income's high yield investments since January 1996. Previously, she managed Spartan High Income, High Income (now Capital & Income), and several pension fund accounts. She also managed the bond portion of Puritan(registered trademark). Ms. Eagle joined Fidelity in 1980.
George Fischer is manager of Advisor Municipal Bond, which he has managed since October 1995. He also manages Spartan Bond Strategist, Insured Municipal Income, and various trust accounts. Mr. Fischer joined Fidelity in 1989.
Kevin E. Grant is vice president of Advisor Balanced and has been manager of its fixed-income investments since March 1996. Mr. Grant is also vice president and manager of Advisor Intermediate Bond, and manager of Advisor Strategic Income's U.S. government and domestic investment-grade investments. Mr. Grant is also the manager of Advisor Mortgage Securities which he has managed since 1993. In addition, he manages the fixed-income investments of Puritan. Mr. Grant also manages Advisor World Limited Term Bond, Spartan Ginnie Mae, and Ginnie Mae. Previously, he was vice president and chief strategist for mortgage-backed securities at Morgan Stanley and an investment director at Aetna. Mr. Grant joined Fidelity in 1993. Lawrence Greenberg is vice president and manager of Advisor Equity Growth, which he has managed since June 1996. Mr. Greenberg also manages VIP:Growth, Growth Company, and Emerging Growth. Mr. Greenberg joined Fidelity in 1986.
Robert C. Ives is manager of Advisor Government Investment, which he has managed since February 1995. Mr. Ives also manages Spartan Government Income and Government Securities. Previously, he managed Ginnie Mae, Spartan Ginnie Mae and Mortgage Securities. Mr. Ives joined Fidelity in 1991, and received an M.B.A. from the University of Chicago.
Jonathan M. Kelly has been manager of Advisor Strategic Income's foreign bond investments in developed markets since January 1996. Previously, he managed Advisor Emerging Markets Income, and New Markets Income. Mr. Kelly joined Fidelity in 1991, after receiving his M.B.A. from the Wharton School at the University of Pennsylvania. Mr. Kelly worked in the money management field prior to business school.
Timothy A. Krochuk is manager of Advisor TechnoQuant Growth, which he has managed since inception. Previously, he was a quantitative analyst. Mr. Krochuk joined Fidelity in 1992.
Harris B. Leviton is vice president and manager of Advisor Strategic Opportunities, which he has managed since March 1996. Previously, he managed Retirement Growth, Select Electronics, and Convertible Securities. Mr. Leviton joined Fidelity in 1986.
Norman U. Lind is vice president and manager of Advisor Short-Intermediate Municipal Income, which he has managed since October 1995 and is also manager of Advisor New York Municipal Income which he has managed since August 1995, New York Tax-Free Insured, New York Tax-Free High Yield, Spartan New York Municipal High Yield, Spartan Intermediate Municipal, Spartan Short-Intermediate Municipal, and Spartan New York Intermediate Municipal. Previously, he served as the leader of the municipal bond research group. Mr. Lind joined Fidelity in 1986.
Charles S. Morrison is manager of Advisor Short Fixed-Income, which he has managed since February 1995. Mr. Morrison also manages Spartan Short-Term Income, Short-Term Bond, and Short-term World Income. Mr. Morrison is vice president of Fidelity Management Trust Company. Mr. Morrison joined Fidelity in 1987.
David L. Murphy is manager of Advisor Intermediate Municipal Income, which he has managed since March 1995. Mr. Murphy also manages High Yield Tax-Free, Spartan Municipal Income, and Limited Term Municipals. Previously, he managed Advisor Short-Intermediate Municipal Income, Spartan Short-Intermediate Municipal, Spartan Intermediate Municipal, Spartan New Jersey Municipal High-Yield, and Spartan New York Intermediate Municipal. Mr. Murphy joined Fidelity in 1989.
Tanya M. Roy is manager of Advisor High Income Municipal, which she has managed since August 1995. Ms. Roy also manages Aggressive Tax-Free and Spartan Aggressive Municipal. Previously, she managed Municipal Bond and was a municipal bond analyst. Ms. Roy joined Fidelity in 1989.
Jonathan D. Short is manager of Advisor California Municipal Income, which he has managed since February 1996. Mr. Short also manages Minnesota Municipal Income, Spartan Arizona Municipal Income, California Municipal Income, California Insured Municipal Income, Spartan California Municipal High Yield, and Spartan California Intermediate Municipal. Previously, he was a municipal bond analyst. Mr. Short joined Fidelity in 1990, after receiving his M.B.A. from the Massachusetts Institute of Technology.
Thomas Sprague is manager of Advisor Large Cap, which he has managed since March 1996. Mr. Sprague also manages Large Cap Stock, Trust Earnings Growth, and Advisor World U.S. Large Cap. Previously, he managed Select Environmental Services, Select Electronics, Select Software, and Select Computer Services. Mr. Sprague joined Fidelity in 1989.
Beth Terrana is manager of Advisor Growth & Income which she has managed since inception. She also manages another Fidelity fund. Since joining Fidelity in 1988, Ms. Terrana has worked as a portfolio manager.
Jennifer S. Uhrig is manager of Advisor Mid Cap, which she has managed since February 1996. Ms. Uhrig also manages Mid Cap Stock. Previously, she managed Select Retailing, Select Developing Communications, and Select Telecommunications. Ms. Uhrig joined Fidelity in 1987.
George A. Vanderheiden is vice president and manager of Advisor Growth Opportunities, which he has managed since November 1987. Mr. Vanderheiden also manages Destiny I and Destiny II. He is a managing director of FMR Corp. and leader of the growth group. Mr. Vanderheiden joined Fidelity in 1971.
Fidelity investment personnel may invest in securities for their own account pursuant to a code of ethics that establishes procedures for personal investing and restricts certain transactions.
FDC distributes and markets Fidelity's funds and services. Fidelity
Investments Institutional Operations Company (FIIOC) performs    certain
transfer ag    ent servicing functions for the Institutional Class of each fund.
FMR Corp. is the ultimate parent company of FMR, FMR U.K., and FMR Far East. Members of the Edward C. Johnson 3d family are the predominant owners of a class of shares of common stock representing approximately 49% of the voting power of FMR Corp. Under the Investment Company Act of 1940 (the 1940 Act), control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company; therefore, the Johnson family may be deemed under the 1940 Act to form a controlling group with respect to FMR Corp.
Fidelity International Limited (FIL), is the parent company of FIIA, FIJ, and FIIAL U.K. The Johnson family group also owns, directly or indirectly, more than 25% of the voting common stock of FIL.
UMB Bank, n.a. (UMB) is the transfer agent for High Income Mu   nicipal,
Interm    ediate Municipal Income, Municipal Bond, Short-Intermediate
Municipal Income, California Municipal Income, and New York Municipal Income, although it employs FIIOC to perform these functions for the Institutional Class of each fund. UMB is located at 1010 Grand Avenue, Kansas City, Missouri 64106.
   A broker-dealer may use a portion of the commissions paid by a fund to reduce custodian or transfer agent fees for that fund. FMR may use its broker-dealer affiliates and other firms that sell fund shares to carry out a fund's transactions, provided that the fund receives brokerage services and commission rates comparable to those of other broker-dealers. INVESTMENT PRINCIPLES AND RISKS
The value of each fund's domestic and foreign investments varies in response to many factors. Stock values fluctuate in response to the activities of individual companies and general market and economic
conditions.    Bond values fluctuate based on changes in interest rates,
market conditions, other economic and political news, and on their quality and maturity. In general, bond prices rise when interest rates fall and fall when interest rates rise. This effect is usually more pronounced for longer-term securities. Lower-quality securities offer higher yields, but also carry more risk.
Funds which invest in foreign securities have increased economic and political risks as they are exposed to events and factors in the various world markets. This is especially true for funds that invest in emerging markets. Also, because many of the funds' investments are denominated in foreign currencies, changes in the value of foreign currencies can significantly affect a fund's share price. FMR may use a variety of investment techniques to either increase or decrease a fund's investment exposure to any currency.
The total return from a bond includes both income and price gains or losses. In selecting investments for a bond fund, FMR considers a bond's expected income together with its potential for price gains or losses. While income is generally the most important component of bond returns over time, a bond fund's emphasis on income does not mean the fund invests only in the highest-yielding bonds available, or that it can avoid losses of principal.
FMR generally focuses on assembling a portfolio of bonds that it believes will provide the best balance between risk and return within the range of eligible investments for the fund. FMR's evaluation of a potential investment includes an analysis of the credit quality of the issuer, its structural features, its current price compared to FMR's estimate of its long-term value, and any short-term trading opportunities resulting from market inefficiencies.
FMR may use various investment techniques to hedge a portion of the funds' risks, but there is no guarantee that these strategies will work as FMR intends. It is important to note that neither the funds nor their yields are guaranteed by the U.S. Government. When you sell your shares, they may be worth more or less than what you paid for them.
       TECHNOQUANT GROWTH FUND    seeks growth of capital by investing
mainly in common stocks. However, the fund has the flexibility to invest in other types of equity securities and debt securities as well. The fund's security selection process utilizes computer-aided, quantitative analysis. FMR's computer models use many types of data, but emphasize technical factors such as historical price and volume relationships. Fundamental criteria, such as earnings estimates, and dividend yield may also be considered.
FMR's emphasis on technical analysis can result in the fund holding different types of stocks at different times. For example, the fund may also hold stocks of companies with large or small market capitalization or high or low price/earnings ratios. The fund's focus may change rapidly based on FMR's analysis of the most current information. At times, the fund may be concentrated in a small number of market sectors or securities.
MID CAP FUND seeks long-term growth of capital by investing primarily in equity securities of companies with medium market capitalizations. FMR normally invests at least 65% of the fund's total assets in these securities. The fund has the flexibility, however, to invest the balance in other market capitalizations and security types.
Medium market capitalization companies are those whose market capitalization falls within the capitalization range of the S&P MidCap 400 at the time of the fund's investment. The S&P MidCap 400 Index is an unmanaged index of medium-capitalization stocks. Companies whose capitalization falls outside this range after purchase continue to be
considered medium-capitalized for purposes    of the 65% policy. As of
________, the S&P MidCap 400 included companies with capitalizations of between $__ million and $__ billion.
Investing in medium capitalization stocks may involve greater risk than investing in large capitalization stocks, since they can be subject to more abrupt or erratic movements. However, they tend to involve less risk than stocks of small capitalization companies.
       EQUITY GROWTH FUND    seeks capital appreciation by investing
primarily in common and preferred stock and securities convertible into the common stock of companies with above-average growth characteristics. FMR normally invests at least 65% of the fund's total assets in common and preferred stock. The fund looks for domestic and foreign companies with above-average growth characteristics compared to the average of the companies included in the S&P 500. The S&P 500 is a registered trademark of Standard & Poor's.
Growth may be measured by factors such as earnings or gross sales. Companies with strong growth potential often have new products, technologies, distribution channels, or other opportunities. As a general rule, these companies may include smaller, less well-known companies, and companies whose stocks have higher than average price/earnings (P/E) ratios. The market prices of these stocks may be particularly sensitive to economic, market, or company news. FMR may also pursue growth in larger or revitalized companies or companies that hold a strong position in the market. These growth characteristics may be found in mature or declining industries.
GROWTH OPPORTUNITIES FUND seeks capital growth by investing primarily in common stocks and securities convertible into common stocks. FMR normally invests at least 65% of the fund's total assets in securities of companies that FMR believes have long-term growth potential. Although the fund invests primarily in common stock and securities convertible into common stock, it has the ability to purchase other securities, such as preferred stock and bonds, that may produce capital growth. The fund may invest in foreign securities without limitation.
STRATEGIC OPPORTUNITIES FUND seeks capital appreciation by investing primarily in securities of companies believed by FMR to involve a "special situation." FMR normally invests at least 65% of the fund's total assets in these securities. The term "special situation" refers to FMR's identification of an unusual, and possibly non-repetitive, development taking place in a company or a group of companies in an industry.
 A special situation may involve one or more of the following characteristics:
(small solid bullet) A technological advance or discovery, the offering of a new or unique product or service, or changes in consumer demand or consumption forecasts.
(small solid bullet) Changes in the competitive outlook or growth potential of an industry or a company within an industry, including changes in the scope or nature of foreign competition or the development of an emerging industry.
(small solid bullet) New or changed management, or material changes in management policies or corporate structure.
(small solid bullet) Significant economic or political occurrences abroad, including changes in foreign or domestic import and tax laws or other regulations.
(small solid bullet) Other events, including natural disasters, favorable litigation settlements, or a major change in demographic patterns.

"Special situations" often involve breaks with past experience. They can be relatively aggressive investments. In seeking capital appreciation, the fund also may invest in securities of companies not involving a special situation, but which are companies with valuable fixed assets and whose securities are believed by FMR to be undervalued in relation to the companies' assets, earnings, or growth potential. FMR intends to invest primarily in common stocks and securities that are convertible into common stocks; however, it also may invest in debt securities of all types and quality if FMR believes that investing in these securities will result in capital appreciation. The fund may invest up to 30% of its assets in foreign investments.
LARGE CAP FUND seeks long term growth of capital by investing primarily in equity securities of companies with large market capitalizations. FMR normally invests at least 65% of the fund's total assets in these securities. The fund has the flexibility, however, to invest the balance in other market capitalizations and security types.
FMR defines large market capitalization companies as those with market capitalizations of $1 billion or more at the time of the fund's investment. Companies whose capitalization falls below this level after purchase continue to be considered large-capitalized for purposes of the 65% policy. Companies with large market capitalizations typically have a large number of publicly held shares and a high trading volume, resulting in a high degree of liquidity. These tend to be quality companies with strong management organizations. However, large capitalization companies may have less growth potential than smaller companies and may be able to react less quickly to changes in the marketplace.
       GROWTH & INCOME FUND    seeks high total return through a
combination of current income and capital appreciation. The fund invests mainly in equity securities. The fund expects to invest the majority of its assets in domestic and foreign equity securities, with a focus on those that pay current dividends and show potential earnings growth. However, the fund may buy debt securities as well as equity securities that are not currently paying dividends, but offer prospects for capital appreciation or future income.
EQUITY INCOME FUND seeks a yield which exceeds the composite dividend yield of securities comprising the S&P 500. In addition, consistent with the primary objective of obtaining income, the fund will consider the potential for achieving capital appreciation. Under normal conditions, FMR normally invests at least 65% of the fund's total assets in income-producing equity securities. For purposes of this policy, equity securities are defined as common and preferred stocks. The balance of the fund's assets will tend to be invested in debt securities, a high percentage of which are expected to be convertible into common stocks.
The fund seeks to achieve a yield that beats that of the S&P 500. The fund does not intend to invest in securities of issuers without proven earnings and/or credit histories. Because the fund invests for income, as well as capital appreciation, investors should not expect capital appreciation comparable with funds which seek only capital appreciation. The yield on the fund's assets generally will increase or decrease from year to year in accordance with market conditions and in relation to the changes in yields of the stocks included in the S&P 500.
BALANCED FUND    seeks both income and growth of capital by investing in a
diversified portfolio of equity and fixed-income securities with income, growth of income, and capital appreciation potential. FMR manages the fund to maintain a balance between stocks and bonds. When FMR's outlook is neutral, it will invest approximately 60% of the fund's assets in stocks
and other equity     securities and the remainder in bonds and other
fixed-income securities. FMR may vary from this target if it believes stocks or bonds offer more favorable opportunities, but will always invest at least 25% of the fund's total assets in fixed-income senior securities (including debt securities and preferred stock).
The fund may buy securities that are not currently paying income but offer prospects for future income. The fund may invest in securities of foreign issuers. In selecting investments for the fund, FMR will consider such factors as the issuer's financial strength, its outlook for increased dividend or interest payments, and the potential for capital gains.
HIGH YIELD FUND seeks a combination of a high level of income and the potential for capital gains by investing in a diversified portfolio consisting primarily of high-yielding, fixed-income and zero coupon securities, such as bonds, debentures and notes, convertible securities and
preferred stocks   . FMR normally invests at least 65% of the fund's total
assets in these securities.
The fund may also invest in securities issued or guaranteed by the U.S. Government, any state or any of their respective subdivisions, agencies or instrumentalities, and securities of foreign issuers, including securities of foreign governments. The fund may invest up to 35% of its total assets in equity securities, including common stocks, warrants and rights. STRATEGIC INCOME FUND seeks a high level of current income by investing primarily in debt securities. The fund may also seek capital appreciation. The fund invests primarily in fixed-income securities, allocated among four general investment categories: high yield securities, U.S. Government and investment grade securities, emerging market securities, and foreign developed market securities. The fund's neutral mix, or the benchmark for its combination of investments in each category over time, is approximately 40% high yield, 30% U.S. Government and investment-grade, 15% emerging markets and 15% foreign developed markets.
FMR regularly reviews the fund's allocation and makes changes gradually over time to favor investments that it believes provide the most favorable outlook for achieving the fund's objective. In normal market environments, FMR expects the fund's asset allocation to approximate the neutral mix within a range of plus or minus 10% of assets per category. There are no absolute limits on the percent of assets invested in each category, however, and FMR reserves the right to change the neutral mix from time to time.
The HIGH YIELD category includes high-yielding, lower-quality debt securities consisting mainly of U.S. securities of a quality grade lower than BBB. The U.S. GOVERNMENT AND INVESTMENT-GRADE category includes mortgage securities, U.S. Government securities, government agency securities and other U.S. dollar-denominated securities of investment-grade quality. The EMERGING MARKET category includes corporate and governmental debt securities of issuers located in emerging markets. The FOREIGN DEVELOPED MARKET category includes corporate and governmental debt securities of issuers located in developed foreign markets. These investment categories are only general guidelines, and FMR may use its judgment as to which category an investment falls within. The fund may also make investments that do not fall within these categories.
By allocating its investments across different types of fixed-income securities, the fund attempts to moderate the significant risks of each investment category through diversification. Diversification, when successful, can mean higher returns with decreased volatility. However, each of the fund's four investment categories may experience periods of volatile returns, and it is possible for all investment categories to decline at the same time.
MORTGAGE SECURITIES    seeks high current income, consistent with prudent
investment risk, by investing primarily in mortgage-related securities. When consistent with its goal, the fund may also consider the potential for capital gain. FMR normally invests at least 65% of the fund's total assets in mortgage-related securities. The fund may also invest in U.S. government securities and instruments related to U.S. government securities.
Although the fund can invest in securities of any maturity, FMR seeks to manage the fund so that it generally reacts to changes in interest rates similarly to government bonds with maturities between two and 10 years. However, the reaction of mortgage securities to changes in interest rates can be difficult to predict since mortgage securities are subject to prepayment of principal and can be structured in a complex manner. As of November 30, 1996, the fund's dollar-weighted average maturity was approximately _ years.
GOVERNMENT INVESTMENT FUND s   eeks high current income by investing in
U.S. government securities and instruments related to U.S. government securities under normal conditions. FMR normally invests the fund's assets only in U.S. government securities, repurchase agreements, and other instruments related to U.S. government securities. Under normal conditions, FMR invests at least 65% of the fund's total assets in U.S. government securities and repurchase agreements for U.S. Government securities. Other instruments may include futures or options on U.S. government securities or interests in U.S. government securities that have been repackaged by dealers or other third parties.
Although the fund can invest in securities of any maturity, FMR seeks to manage the fund so that it generally reacts to changes in interest rates similarly to government bonds with maturities between five and 12 years. As of October 31, 1996, the fund's dollar-weighted average maturity was approximately ___ years.
INTERMEDIATE BOND FUND s   eeks high current income by investing in U.S.
dollar-denominated investment-grade debt securities under normal conditions. When consistent with its primary objective, the fund may also seek capital appreciation. The fund normally maintains a dollar-weighted average maturity between three and 10 years.
As of November 30, 1996, the fund's dollar-weighted average maturity was
approximately ___ years. In determining a securi    ty's maturity for
purposes of calculating the fund's average maturity, an estimate of the average time for its principal to be paid may be used. This can be substantially shorter than its stated final maturity.
SHORT FIXED-INCOME FUND se   eks high current income, consistent with the
preservation of capital, by investing in U.S. dollar-denominated investment-grade debt securities under normal conditions. Where appropriate the fund will take advantage of opportunities to realize capital appreciation. FMR normally invests at least 65% of the fund's total assets in fixed-income securities of all types which may include convertible and zero coupon securities.
Although the fund can invest in securities of any maturity, the fund maintains a dollar-weighted average maturity of three years or less under normal conditions. In determining a security's maturity for purposes of calculating the fund's average maturity, an estimate of the average time for its principal to be paid may be used. This can be substantially shorter than its stated final maturity. As of October 31, 1996, the fund's dollar-weighted average maturity was approximately ___ years.
HIGH INCOME MUNICIPAL FUND se   eks high current income that is free from
federal income tax by investing in municipal securities of any quality under normal conditions. Since the fund can emphasize lower-quality securities, FMR's research and analysis is an integral part of choosing the fund's investments. FMR normally invests so that at least 80% of the fund's assets are invested in securities whose interest is free from federal income tax. In addition, FMR may invest all of the fund's assets in municipal securities issued to finance private activities. The interest from these securities is a tax preference item for the purposes of the federal alternative minimum tax.
Although the fund can invest in securities of any maturity, FMR seeks to manage the fund so that it generally reacts to changes in interest rates similarly to municipal bonds of comparable quality with maturities between 12 and 20 years. As of October 31, 1996, the fund's dollar-weighted average maturity was approximately ___ years.
MUNICIPAL BOND FUND se   eks high current income that is free from federal
income tax, consistent with preservation of capital, by investing primarily in investment-grade municipal bonds under normal conditions. FMR normally invests so that at least 80% of the fund's assets are invested in municipal securities whose interest is free from federal income tax. In addition, FMR may invest all of the fund's assets in municipal securities issued to finance private activities. The interest from these securities is a tax preference item for the purposes of the federal alternative minimum tax. Although the fund can invest in securities of any maturity, FMR seeks to manage the fund so that it generally reacts to changes in interest rates similarly to municipal bonds with maturities between eight and 18 years. As of December 31, 1996, the fund's dollar-weighted average maturity was approximately ___ years.
INTERMEDIATE MUNICIPAL INCOME FUND see   ks high current income, consistent
with preservation of capital, that is free from federal income tax by investing in investment-grade municipal securities under normal conditions. FMR normally invests so that at least 80% of the fund's are invested in securities whose interest is free from federal income tax. In addition, FMR may invest all of the fund's assets in municipal securities issued to finance private activities. The interest from these securities is a tax preference item for the purposes of the federal alternative minimum tax. Although the fund can invest in securities of any maturity, the fund maintains a dollar-weighted average maturity of between three and 10 years under normal conditions. FMR seeks to manage the fund so that it generally reacts to changes in interest rates similarly to municipal bonds with maturities between seven and 10 years. As of November 30, 1996, the fund's dollar-weighted average maturity was approximately ___ years.
SHORT INTERMEDIATE MUNICIPAL INCOME FUND s   eeks high current income that
is free from federal income tax, consistent with preservation of capital by investing in investment-grade municipal securities under normal conditions. FMR normally invests so that 80% of the fund's assets are invested in municipal securities whose interest is free from federal income tax. In addition, FMR may invest all of the fund's assets in municipal securities issued to finance private activities. The interest from these securities is a tax preference item for the purposes of the federal alternative minimum tax.
Although the fund can invest in securities of any maturity, the fund maintains a dollar-weighted average maturity of between two and five years under normal conditions. As of November 30, 1996, the fund's dollar-weighted average maturity was approximately ___ years.
CALIFORNIA MUNICIPAL INCOME FUND seeks hig   h current income that is free
from federal income tax and California state personal income tax by investing in investment-grade municipal securities under normal conditions. FMR normally invests so that at least 80% of the fund's assets are invested in securities whose interest is free from federal and California income taxes. In addition, FMR may invest all of the fund's assets in municipal securities issued to finance private activities. The interest from these securities is a tax preference item for the purposes of the federal alternative minimum tax.
Although the fund can invest in securities of any maturity, FMR seeks to manage the fund so that it generally reacts to changes in interest rates similarly to municipal bonds with maturities between eight and 18 years. As of October 31, 1996, the fund's dollar-weighted average maturity was approximately ___ years.
The performance of California Municipal Income is affected by the economic and political conditions within the state of California. California suffered a severe economic recession between 1990- 1993, which resulted in broad-based revenue shortfalls for the State and many local governments. California's fiscal condition has improved as its economy has been in a sustained recovery since 1994. During the recession, the State substantially reduced local assistance, and further reductions could adversely affect the financial condition of cities, counties and other government agencies facing constraints in their own revenue collections. California's long-term credit rating has been reduced in the past several years. California voters in the past have passed amendments to the
California Constitution and     other mea   sures that limit the taxing and
spending authority of California governmental entities, and future voter initiatives could result in adverse consequences affecting California municipal bonds.
    NEW YORK MUNICIPAL INCOME FUND    seeks high current income that is
free from federal income tax and New York State and City personal income taxes by investing in investment-grade municipal securities under normal conditions. FMR normally invests so that at least 80% of the fund's assets are invested in securities whose interest is free from federal and New York State and City personal income taxes. In addition, FMR may invest all of the fund's assets in municipal securities issued to finance private activities. The interest from these securities is a tax preference item for the purposes of the federal alternative minimum tax.
Although the fund can invest in securities of any maturity, FMR seeks to manage the fund so that it generally reacts to changes in interest rates similarly to municipal bonds with maturities between eight and 18 years. As of October 31, 1996, the fund's dollar-weighted average maturity was approximately __ years.
The performance of New York Municipal Income is affected by the economic and political conditions within the state of New York. Both New York City and State have recently experienced significant financial difficulty, and both the City's and the State's credit ratings are among the lowest in the country.
TEMPORARY DEFENSIVE POLICIES. FMR normally invests each fund's assets according to its investment strategy.
Each of TechnoQuant Growth, Mid Cap, Equity Growth, Growth Opportunities, Strategic Opportunities, Large Cap, Growth & Income, Equity Income, Balanced, High Yield, and Strategic Income reserves the right to invest without limitation in preferred stocks and investment-grade debt instruments for temporary, defensive purposes.
Each of Mortgage Securities, Government Investment, Intermediate Bond, and Short Fixed-Income reserves the right to invest without limitation in investment-grade money market or short-term debt instruments for temporary, defensive purposes.
Each of High Income Municipal, Municipal Bond, Intermediate Municipal Income, and Short-Intermediate Municipal Income do not expect to invest in federally taxable obligations. California Municipal Income and New York Municipal Income do not expect to invest in federally or state taxable obligations. Each of High Income Municipal, Municipal Bond, Intermediate Municipal Income, Short-Intermediate Municipal Income, California Municipal Income, and New York Municipal Income, reserves the right to invest without limitation in short-term instruments, to hold a substantial amount of uninvested cash, or to invest more than normally permitted in taxable obligations for temporary, defensive purposes.
SECURITIES AND INVESTMENT PRACTICES
The following pages contain more detailed information about types of instruments in which a fund may invest, strategies FMR may employ in pursuit of a fund's investment objective, and a summary of related risks. Any restrictions listed supplement those discussed earlier in this section. A complete listing of each fund's limitations and more detailed information about each fund's investments are contained in the fund's SAI. Policies and limitations are considered at the time of purchase; the sale of instruments is not required in the event of a subsequent change in circumstances.
FMR may not buy all of these instruments or use all of these techniques unless it believes that they are consistent with a fund's investment objective and policies and that doing so will help a fund achieve its goal. Fund holdings and recent investment strategies are detailed in each funds' financial reports, which are sent to shareholders twice a year. For a free SAI or financial report, call your investment professional.
EQUITY SECURITIES may include common stocks, preferred stocks, convertible securities, and warrants. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. Although equity securities have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions. Smaller companies are especially sensitive to these factors.
RESTRICTIONS: With respect to 75% of its total assets, each of
   TechnoQuant Growth,     Mid Cap,    Growth Opportunities, Large Cap,
Growth & Income, Equity Income, Balanced,     High Yield, Mortgage
Securities, Government Investment, Intermediate Bond, Short Fixed-Income, High Income Municipal, Municipal Bond, and Intermediate Municipal Income may not purchase more than 10% of the outstanding voting securities of a
single issuer.    For TechnoQuant Growth and Growth & Income, this
limitation does not apply to investment company securities.
With respect to 100% of its total assets, each of Equity Growth and Strategic Opportunities may not purchase more than 10% of the outstanding voting securities of a single issuer.
DEBT SECURITIES.    Bonds and other debt instruments are used by issuers to
borrow money from investors. The issuer generally pays the investor a fixed, variable, or floating rate of interest, and must repay the amount borrowed at maturity. Other debt securities, such as zero coupon bonds, do not pay interest, but are sold at a discount from their face values.
Debt securities, loans, and other direct debt have varying levels of sensitivity to changes in interest rates and varying degrees of quality. Longer-term bonds and zero coupon bonds are generally more sensitive to interest rate changes than short-term bonds.
Taxable lower-quality debt securities (sometimes called "junk bonds"), and tax-exempt lower-quality debt securities (sometimes called "municipal junk bonds") are considered to have speculative characteristics, and involve greater risk of default or price changes due to changes in the issuer's creditworthiness, or they may already be in default. The market prices of these securities may fluctuate more than higher-quality securities and may decline significantly in periods of general economic difficulty.
The table on the following page provides a summary of ratings assigned to debt holdings (not including money market instruments) in the funds' portfolios. These figures are dollar-weighted averages of month-end portfolio holdings during the fiscal year ended 1996, and are presented as a percentage of total security investments. These percentages are historical and do not necessarily indicate a fund's current or future debt holdings.
FISCAL YEAR ENDED 1996Emerging Markets Income
DEBT HOLDINGS, BY RATING
 (AS A % OF INVESTMENTS IN EACH RATING CATEGORY) (AS A % OF INVESTMENTS IN EACH RATING CATEGORY)
 INVESTMENT GRADE*  LOWER QUALITY*
STANDARD & POOR'S CORPORATION  AAA, AA, A  BBB BB B CCC CC,C D NR
EQUITY FUNDS:
TechnoQuant Growth
Equity Growth
Growth Opportunities
Strategic Opportunities
Growth & Income
Equity Income
Balanced
TAXABLE INCOME FUNDS:
High Yield
Strategic Income
Mortgage Securities
Government Investment
Intermediate Bond
Short Fixed-Income
MUNICIPAL FUNDS:
High Income Municipal
Municipal Bond
Intermediate Municipal Income
Short Intermediate Municipal Income
New York Municipal Income
MOODY'S INVESTORS SERVICE, INC.  Aaa, Aa, A  Baa Ba B Caa Ca C NR
EQUITY FUNDS:
TechnoQuant Growth .
Equity Growth
Growth Opportunities
Strategic Opportunities
Growth & Income
Equity Income
Balanced
TAXABLE INCOME FUNDS:
High Yield  .
Strategic Income
Mortgage Securities
Government Investment
Intermediate Bond
Short Fixed-Income
MUNICIPAL FUNDS:
High Income Municipal
Municipal Bond
Intermediate Municipal Income
Short Intermediate Municipal Income
New York Municipal Income
__________________________________________________________________________
____________________________
  (AS A % OF INVESTMENTS)
SECURITIES NOT
RATED BY
MOODY'S OR S&P (dagger)
Investment Grade (double dagger)
Lower Quality(double dagger)
Total
* FOR SOME FOREIGN GOVERNMENT OBLIGATIONS, FMR ASSIGNS THE RATINGS OF THE SOVEREIGN CREDIT OF THE ISSUING GOVERNMENT.
* FOR SOME FOREIGN GOVERNMENT OBLIGATIONS, FMR ASSIGNS THE RATINGS OF THE SOVEREIGN CREDIT OF THE ISSUING GOVERNMENT.
(dagger) THE DOLLAR-WEIGHTED AVERAGE PERCENTAGES REFLECTED IN THE TABLE MAY INCLUDE SECURITIES RATED BY NATIONALLY RECOGNIZED
RATING SERVICES, AS WELL AS UNRATED SECURITIES.
(double dagger) AS DETERMINED BY FMR


RESTRICTIONS: For each of TechnoQuant Growth, Mid Cap, Equity Growth, Growth Opportunities, Strategic Opportunities, Large Cap, Growth & Income, Equity Income, Balanced, purchase of a debt security is consistent with a fund's debt quality policy if it is rated at or above the stated level by Moody's Investors Service (Moody's) or rated in the equivalent categories by Standard & Poor's (S&P), or is unrated but judged to be of equivalent quality by FMR.
Each of Mid Cap, Equity Growth, Growth Opportunities, Strategic Opportunities, Large Cap, Equity Income, Growth & Income, and Income & Growth currently intends to limit its investments in lower than Baa-quality debt securities to less than 35% of its assets.
   TechnoQuant Growth currently intends to limit its investments in lower
than Baa- quality debt sec    urities to 5% of its assets.
   Municipal Bond invests in investment-grade securities. A security is considered to be investment-grade if it is judged by FMR to be of equivalent quality to securities rated Baa or BBB or higher by Moody's or S&P, respectively. However, the fund will limit its investments in medium quality securities, as judged by FMR to one-third of its total assets; will not purchase securities rated below Baa or BBB by Moody's or S&P, respectively; and will not invest more than 20% of its total assets in securities not rated by Moody's and S&P.
Each of Mortgage Securities, Short Fixed-Income, Intermediate Municipal Income, Short-Intermediate Municipal Income, California Municipal Income, and New York Municipal Income normally invests in investment-grade securities, but reserves the right to invest up to 5% of its assets in below investment-grade securities. A security is considered to be investment-grade if it is rated investment-grade by Moody's, S&P, Duff & Phelps Credit Rating Co. (Duff & Phelps), or Fitch Investors Service, L.P. (Fitch), or is unrated but judged by FMR to be of equivalent quality. Intermediate Bond invests only in investment-grade securities, and will limit its investments in medium quality securities to 5% of its assets. A security is considered to be investment-grade or medium quality if it is rated investment-grade or medium quality, respectively, by Moody's, S&P, Duff & Phelps, or Fitch, or is unrated but judged by FMR to be of equivalent quality.
High Income Municipal does not currently intend to invest more than 10% of its total assets in bonds that are in default.
U.S. GOVERNMENT SECURITIES ar   e high-qu    ality debt instruments issued
or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. Government. Not all U.S. Government securities are backed by the full faith and credit of the United States. For example, U.S. Government securities such as those issued by the Federal National Mortgage Association are supported by the instrumentality's right to borrow money
from the U.S. Treasury under    certain circumstances. Other U.S.
Government securities such as those issued by the Federal Farm Credit Banks Funding Corporation are supported only by the credit of the entity that issued them.
MUNICIPAL SECURITIES are issued to raise money for a variety of public purposes, including general financing for state and local governments, or financing for specific projects or public facilities. They may be issued in anticipation of future revenues, and may be backed by the full taxing power of a municipality, the revenues from a specific project, or the credit of a private organization. The value of some or all municipal securities may be affected by uncertainties in the municipal market related to legislation or litigation involving the taxation of municipal securities or the rights of municipal securities holders. A fund may own a municipal security directly or through a participation interest.
       CREDIT AND LIQUIDITY SUPPORT.    Issuers may employ various forms of
credit and liquidity enhancement, including letters of credit, guarantees, puts and demand features, and insurance, provided by foreign or domestic entities such as banks and other financial institutions. These arrangements expose a fund to the credit risk of the entity providing the credit or liquidity support. Changes in the credit quality of the provider could affect the value of the security and the fund's share price.
STATE MUNICIPAL SECURITIES include municipal obligations issued by the state of California or New York or its counties, municipalities, authorities, or other subdivisions. The ability of issuers to repay their debt can be affected by many factors that impact the economic vitality of either the state or a region within the state.
Other state municipal securities include obligations of U.S. territories and possessions such as Guam, the Virgin Islands, Puerto Rico, and their political subdivisions and public corporations. The economy of Puerto Rico is closely linked to the U.S. economy and will be affected by the strength of the U.S. dollar, interest rates, the price stability of oil imports, and the continued existence of favorable tax incentives.
OTHER INSTRUMENTS may include securities of closed-end investment companies.
EXPOSURE TO FOREIGN MARKETS. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations may involve additional risks and considerations. These include risks relating to political or economic conditions in foreign countries, fluctuations in foreign currencies, withholding or other taxes, operational risks, increased regulatory burdens, and the potentially less stringent investor protection and disclosure standards of foreign markets. Additionally,
governmental issuers of    foreign debt securities may be unwilling to pay
interest and repay principal when due, a    nd may require that the
conditions for payment be renegotiated. All of these factors can make foreign investments, especially those in developing countries, more volatile than U.S. investments.
ASSET-BACKED SECURITIES include interests in pools of the following: purchase contracts, financing leases, or sales agreements entered into by municipalities; lower-rated debt securities; or consumer loans. The value of these securities may be significantly affected by changes in interest rates, the market's perception of issuers, and the creditworthiness of the parties involved. Certain asset-backed securities rely on continued payments by a municipality, and may also be subject to prepayment risk.
       MORTGAGE SECURITIES    are interests in pools of commercial or
residential mortgages, and may include complex instruments such as collateralized mortgage obligations and stripped mortgage-backed securities. Mortgage securities may be issued by agencies or instrumentalities of the U.S. government or by private entities.
The price of a mortgage security may be significantly affected by changes in interest rates. Some mortgage securities may have a structure that makes their reaction to interest rates and other factors difficult to predict, making their price highly volatile. Also, mortgage securities, especially stripped mortgage-backed securities, are subject to prepayment risk.
During periods of declining interest rates, borrowers are more likely to prepay their mortgages. Prepayments can limit price appreciation and result in proceeds generally being reinvested in lower-yielding securities.

VARIABLE AND FLOATING RATE SECURITIES have interest rates that are periodically adjusted either at specific intervals or whenever a benchmark rate changes. Inverse floaters have interest rates that move in the opposite direction from a benchmark, making the security's market value more volatile.
STRIPPED SECURITIES are the separate income or principal compo   nents of a
debt security. The risks associated with stripped securities are similar to those of other debt securities, although stripped securities may be more volatile, and the value of certain types of stripped securities may move in the same direction as interest rates. U.S. Treasury securities that have been stripped by a Federal Reserve Bank are obligations issued by the U.S.
Treasu    ry.
REPURCHASE AGREEMENTS. In a repurchase agreement, a fund buys a security at one price and simultaneously agrees to sell it back at a higher price. Delays or losses could result if the other party to the agreement defaults or becomes insolvent.
REVERSE REPURCHASE AGREEMENTS. In a reverse repurchase agreement, a fund temporarily transfers possession of a portfolio instrument to another party in return for cash. This could increase the risk of fluctuation in the fund's yield or in the market value of its assets.
MUNICIPAL LEASE OBLIGATIONS are used by municipalities to    acquire land,
equipment, or facilities. If the municipality     stops making payments or
transfers its obligations to a private entity, the obligation could lose value or become taxable.
PUT FEATURES entitle the holder to put (sell back) an instrument to    the
issuer or another party. In exchange for this benefit, a fund may accept a
lower intere    st rate. Demand features and standby commitments are types of put features.
PRIVATE ENTITIES may be involved in some municipal securities. For example, industrial revenue bonds are backed by private entities, and resource
recovery bonds often involve private corporations.    The viability of a
project or tax incentives could affect the value and credit quality of these securities.
REAL ESTATE-RELATED INSTRUMENTS include real estate investment trusts, commercial and residential mortgage-backed securities, and real estate financings. Real estate-related instruments are sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, overbuilding, and the management skill and creditworthiness of the issuer. Real estate-related instruments may also be affected by tax and regulatory requirements, such as those relating to the environment.
ADJUSTING INVESTMENT EXPOSURE. A fund can use various techniques to increase or decrease its exposure to changing security prices, interest rates, currency exchange rates, commodity prices, or other factors that affect security values. These techniques may involve derivative transactions such as buying and selling options and futures contracts, entering into currency exchange contracts or swap agreements, purchasing indexed securities, and selling securities short.
FMR can use these practices to adjust the risk and return characteristics of a fund's portfolio of investments. If FMR judges market conditions incorrectly or employs a strategy that does not correlate well with a fund's investments, these techniques could result in a loss, regardless of whether the intent was to reduce risk or increase return. These techniques may increase the volatility of a fund and may involve a small investment of cash relative to the magnitude of the risk assumed. In addition, these techniques could result in a loss if the counterparty to the transaction does not perform as promised.
DIRECT DEBT. Loans and other direct debt instruments are interests in amounts owed to another party by a company, government, or other borrower. They have additional risks beyond conventional debt securities because they may entail less legal protection for a fund, or there may be a requirement that the fund supply additional cash to a borrower on demand.
ILLIQUID AND RESTRICTED SECURITIES. Some investments may be determined by FMR, under the supervision of the Board of Trustees, to be illiquid, which means that they may be difficult to sell promptly at an acceptable price. The sale of some illiquid securities, and some other securities, may be subject to legal restrictions. Difficulty in selling securities may result in a loss or may be costly to a fund.
RESTRICTIONS. Each fund (except High Yield and Strategic Income) may not purchase a security if, as a result, more than 10% of its assets would be invested in illiquid securities.
High Yield and Strategic Income may not purchase a security if, as a result, more than 15% of its assets would be invested in illiquid securities.
WHEN-ISSUED AND FORWARD PURCHASE OR SALE TRANSACTIONS are trading practices in which payment and delivery for the securities take place at a future date. The market value of a security could change during this period.
CASH MANAGEMENT.    A fund may invest in money market securities, in a
pooled account of repurchase agreements, and in a money market fund available only to funds and accounts managed by FMR or its affiliates, whose goal is to seek a high level of current income (exempt from federal income tax in the case of a tax-free money market fund) while maintaining a stable $1.00 share price. A major change in interest rates or a default on the money market fund's investments could cause its share price to change.
RESTRICTIONS: California Municipal Income and New York Municipal Income do not currently intend to invest in a money market fund. California Municipal Income, New York Municipal Income, High Income Municipal, Municipal Bond, Intermediate Municipal Income, and Short-Intermediate Municipal Income do not currently intend to invest in a pooled account of repurchase agreements. Equity Growth and Strategic Opportunities will not invest in a money market fund.
DIVERSIFICATION. Diversifying a fund's investment portfolio can reduce the risks of investing. This may include limiting the amount of money invested in any one issuer or, on a broader scale, in any one industry or type of project. Economic, business, or political changes can affect all securities of a similar type. A fund that is not diversified may be more sensitive to changes in the market value of a single issuer or industry.
RESTRICTIONS: With respect to 100% of its total assets each of Equity Growth and Strategic Opportunities may not purchase a security if, as a result, more than 5% would be invested in the securities of any one issuer. This limitation does not apply to U.S. Government securities.
With respect to 75% of its total assets each of    TechnoQuant Growth,
    Mid Cap, Growth Opportunitie   s, Large Cap, Growth & Income, Equity
Income, Balanced,     High Yield, Mortgage Securities, Government
Investment, Intermediate Bond, Short Fixed-Income, High Income Municipal, Municipal Bond and Intermediate Municipal Income may not purchase a security if, as a result, more than 5% would be invested in the securities of any one issuer. This limitation does not apply to U.S. Government securities or, for TechnoQuant Growth and Growth & Income, investment company securities.
Strategic Income, Short-Intermediate Municipal Income, California Municipal Income, and New York Municipal Income are considered non-diversified. Generally, to meet federal tax requirements at the close of each quarter, each fund does not invest more than 25% of its total assets in any one issuer and, with respect to 50% of total assets, does not invest more than 5% of its total assets in any one issuer. This limitation does not apply to U.S. Government securities.
A fund may not invest more than 25% of its total assets in any one industry. This limitation does not apply to U.S. Government securities. Each of High Income Municipal, Municipal Bond, Intermediate Municipal Income, Short-Intermediate Municipal Income, California Municipal Income, and New York Municipal Income may invest more than 25% of its total assets in tax-free securities that finance similar types of projects.
BORROWING. Each fund may borrow from banks or from other funds advised by FMR, or through reverse repurchase agreements. If a fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If a fund makes additional investments while borrowings are outstanding, this may be considered a form of leverage.
RESTRICTIONS: Each fund may borrow only for temporary or emergency purposes, but not in an amount exceeding 331/3% of its total assets. LENDING securities to broker-dealers and institutions, including Fidelity Brokerage Services, Inc. (FBSI), an affiliate of FMR, is a means of earning income. This practice could result in a loss or a delay in recovering a fund's securities. A fund may also lend money to other funds advised by FMR.
RESTRICTIONS: Loans, in the aggregate, may not exceed 331/3% of a fund's total assets; however, Government Investment, High Income Municipal, Municipal Bond, Intermediate Municipal Income, Short-Intermediate Municipal Income, California Municipal Income, and New York Municipal Income do not currently intend to make loans.
FUNDAMENTAL INVESTMENT POLICIES AND RESTRICTIONS
Some of the policies and restrictions discussed on the preceding pages are fundamental, that is, subject to change only by shareholder approval. The following paragraphs restate all those that are fundamental. All policies stated throughout this prospectus, other than those identified in the following paragraphs, can be changed without shareholder approval.
   TECHNOQUANT GROWTH FUND seeks capital growth.
MID CAP FUND seeks long-term growth of capital.
EQUITY GROWTH FUND seeks to achieve capital appreciation by investing primarily in common and preferred stock and securities convertible into the
common stock of companies with above-average growth characteristics   .
Under normal conditions, the fund will invest at least 65% of its assets in common and preferred stock.
GROWTH OPPORTUNITIES FUND seeks to provide capital growth by investing primarily in common stocks and securities convertible into common stocks. STRATEGIC OPPORTUNITIES FUND seeks capital appreciation by investing primarily in securities of companies believed by FMR to involve a "special situation." Under normal conditions, the fund will invest at least 65% of its total assets in companies involving a special situation. FMR intends to invest primarily in common stocks and securities that are convertible into common stocks; however, it also may invest in debt securities of all types and quality if FMR believes that investing in these securities will result in capital appreciation. The fund may invest up to 30% of its assets in foreign investments.
LARGE CAP FUND seeks long-term growth of capital.
GROWTH & INCOME FUND seeks high total return through a combination of current income and capital appreciation.
EQUITY INCOME FUND seeks a yield from dividend and interest income which exceeds the composite dividend yield on securities comprising the S&P 500. In addition, consistent with the primary objective of obtaining dividend and interest income, the fund will consider the potential for achieving capital appreciation.
   BALANCED     FUND    seeks both income and gr    owth of capital by
investing in a diversified portfolio of equity and fixed-income securities with income, growth of income, and capital appreciation potential.
HIGH YIELD FUND seeks a combination of a high level of income and the potential for capital gains by investing in a diversified portfolio consisting primarily of high-yielding, fixed-income and zero coupon securities, such as bonds, debentures and notes, convertible securities and preferred stocks.
STRATEGIC INCOME FUND seeks a high level of current income by investing primarily in debt securities. The fund may also seek capital appreciation.
MORTGAGE SECURITIES FUND s   eeks high current income, consistent with
prudent investment risk, by investing primarily in mortgage-related securities. When consistent with its goal, the fund may also consider the potential for capital gain.
GOVERNMENT INVESTMENT FUND seeks a high level of current income by investing primarily in obligations issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities.
INTERMEDIATE BOND FUND seeks to provide a high rate of income through investment primarily in investment-grade fixed-income obligations.
SHORT FIXED-INCOME FUND seeks to obtain a high level of current income, consistent with the preservation of capital, by investing primarily in a broad range of investment-grade fixed-income securities. Where appropriate the fund will take advantage of opportunities to realize capital appreciation.
HIGH INCOME MUNICIPAL FUND seeks to provide a high current yield by investing in a diversified portfolio of municipal obligations whose interest is not included in gross income for purposes of calculating federal income tax. The fund normally invests at least 80% of its net assets in municipal obligations whose interest is free from federal income tax.
MUNICIPAL BOND FUND seeks to provide h   igh current income that is free
from federal income tax, consistent with preservation of capital, by
investing  in investment-grade municipal securities under nor    mal
conditions.
   The fund invests in a diversified portfolio of municipal bonds. The fund will invest primarily in municipal bonds judged by FMR to be of high-grade or upper-medium-grade quality, although it may invest up to one-third of its total assets in bonds judged to be of medium-grade quality if they are suitable for achieving its investment objective. The fund's standards for high-grade, upper-medium-grade, and medium-grade obligations are essentially the same as Moody's and S&P's four highest categories of Baa or BBB and above. The fund will not invest in any bond rated lower than Baa by Moody's or BBB by S&P, but may invest up to 20% of its total assets in bonds not rated by either of these rating services if FMR judges them to meet the fund's quality standards. The fund will normally invest at least 80% of its assets in municipal securities whose interest is exempt from federal income tax.
INTERMEDIATE MUNICIPAL INCOME FUND seeks the highest level of income exempt from federal income taxes that can be obtained consistent with the preservation of capital. The fund normally invests at least 80% of its net assets in securities whose interest is free from federal income tax. SHORT-INTERMEDIATE MUNICIPAL INCOME FUND seeks as high a level of current income, exempt from federal income tax, as is consistent with preservation of capital. The fund normally invests at least 80% of its net assets in municipal obligations whose interest is free from federal income tax. CALIFORNIA MUNICIPAL INCOME FUND seeks a high level of current income free from federal income tax and California state personal income tax by investing primarily in municipal securities. The fund normally invests at least 80% of its net assets in securities whose interest is free from federal and California income taxes.
NEW YORK MUNICIPAL INCOME FUND seeks a high level of current income free from federal income tax and New York State and City personal income taxes by investing primarily in municipal securities. The fund normally invests at least 80% of its net assets in securities whose interest is free from federal and New York State and City personal income taxes.
   With respect to 75% of its total assets each of TechnoQuant Growth, Mid Cap, Growth Opportunities, Large Cap, Growth & Income, Equity Income, Balanced, High Yield, Mortgage Securities, Government Investment, Intermediate Bond, Short Fixed-Income, High Income Municipal, Municipal
Bond    , and Intermediate Municipal Income may not purchase a security if, as a result, more than 5% would be invested in the securities of any one issuer. With respect to 100% of its total assets, each of Equity Growth and Strategic Opportunities may not purchase a security if, as a result, more than 5% would be invested in the securities of any one issuer. This limitation does not apply to U.S. Government securities or, for TechnoQuant Growth and Growth & Income, investment company securities.
   With respect to 75% of its total assets, each of TechnoQuant Growth, Mid
C    ap, Growth Opportunities, Large Cap, Growth & In   come, Equity
Income,     Balanced, High Yield, Mortgage Securities, Government
Investment, Intermediate Bond, Short Fixed-Income,    High Income
Municipal, M    unicipal Bond and Intermediate Municipal Income may not
purchase more than 10% of the outstanding voting securities of a single issuer. With respect to 100% of its total assets, each of Equity Growth and Strategic Opportunities may not purchase more than 10% of the outstanding voting securities of a single issuer. This limitation does not apply to U.S. Government securities or, for TechnoQuant Growth and Growth & Income, investment company securities.
Each fund may not invest more than 25% of its total assets in any one industry. This limitation does not apply to U.S. Government securities. Each fund may borrow only for temporary or emergency purposes, but not in an amount exceeding 331/3% of its total assets.
Loans, in the aggregate, may not exceed 331/3% of each fund's total assets. BREAKDOWN OF EXPENSES
Like all mutual funds, the funds pay fees related to their daily operations. Expenses paid out of each class's assets are reflected in that class's share price or dividends; they are neither billed directly to shareholders nor deducted from shareholder accounts.
Each fund pays a MANAGEMENT FEE to FMR for managing its investments and business affairs. FMR in turn pays fees to affiliates who provide assistance with these services for certain of the funds. Each fund also pays OTHER EXPENSES, which are explained on page 26.
FMR may, from time to time, agree to reimburse a fund for management fees and other expenses above a specified limit. FMR retains the ability to be repaid by a fund if expenses fall below the specified limit prior to the end of the fiscal year. Reimbursement arrangements, which may be terminated at any time without notice, can decrease a fund's expenses and boost its performance.
MANAGEMENT FEE
The management fee is calculated and paid to FMR every month. Equity Income pays FMR a monthly management fee at an annual rate of 0.50% of its average net assets. The fee for TechnoQuant Growth, Mid Cap, Equity
Growth, Large Cap, Growth & Income, Balanced, High Y    ield, Strategic
Income, Government Investment, Intermediate Bond, Short Fixed-Income, High Income Municipal, Municipal Bond, Intermediate Municipal Income, Short-Intermediate Municipal Income, California Municipal Income, and New York Municipal Income is calculated by adding a group fee rate to an individual fee rate, and multiplying the result by the fund's average net assets. The fee for Growth Opportunities and Strategic Opportunities, is determined by taking a basic fee and then applying a performance adjustment. The performance adjustment either increases or decreases the management fee, depending on how well each fund has performed relative to the S&P 500.
The group fee rate is based on the average net assets of all the mutual
funds advised by F   MR. For TechnoQuant Growth, Mid Cap, Equity Growth,
Growth Opportunities, Strategic Opportunities, Large Cap    , Growth &
Income and Balanced, this rate cannot rise above 0.52%, and it drops as total assets under management increase. For High Yield, Strategic Income, Mortgage Securities, Government Investment, Intermediate Bond, Short Fixed-Income, High Income Municipal, Intermediate Municipal Income, Short-Intermediate Municipal Income, California Municipal Income, and New York Municipal Income, this rate cannot rise above 0.37%, and it drops as total assets under management increase. The basic fee rate is calculated monthly by adding a group fee rate to an individual fund fee rate, and multiplying the result by each fund's average net assets.
The performance adjustment rate is calculated monthly by comparing the performance of Growth Opportunities and Strategic Opportunities to that of the S&P 500 over the most recent 36-month period. The difference is translated into a dollar amount that is added to or subtracted from the basic fee. The maximum annualized performance adjustment rate is " 0.20%. Investment performance will be measured separately for each class of shares offered by Growth Opportunities and Strategic Opportunities and the least of the results obtained will be used in calculating the performance adjustment.
The following table states the management fee for each fund for its most recent fiscal year end.
                                       Group     Individual   Total
                                      Fee Rate    Fund Fee    Manageme
                                                  Rate        nt Fee

TechnoQuant Growth [A]                            0.30%

Mid Cap [A]                                       0.30%

Equity Growth                                     0.30%
                                                 [B]

Growth Opportunities [C]                          0.30%

Strategic Opportunities [C]                       0.30%

Large Cap [A]                                     0.30%

Growth & Income [A]                               0.20%

Equity Income                          n/a        n/a         0.50%

Balanced                                          0.15%[D
                                                 ]

High Yield                                        0.45%

Strategic Income                                  0.45%

Mortgage Securities                               0.30%

Government Investment                             0.30%

Intermediate Bond                                 0.30%

Short Fixed-Income                                0.30%

High Income Municipal Fund                        0.20%

Municipal Bond Fund                               0.25%

Intermediate Municipal Income                     0.25%

Short-Intermediate Municipal Income               0.25%

California Municipal Income [A]                   0.25%

New York Municipal Income                         0.25%

[A] ESTIMATED
[B] EFFECTIVE AUGUST 1, 1994, FMR VOLUNTARILY AGREED TO REDUCE THE FUND'S INDIVIDUAL FUND FEE RATE FROM 0.33% TO 0.30%. IF THIS REDUCTION WAS NOT IN EFFECT, THE TOTAL FEE WOULD HAVE BEEN 0.64%.
[C] THE BASIC FEE RATE FOR THE FISCAL YEAR ENDED 1996 WAS __% FOR GROWTH OPPORTUNITIES AND __% FOR STRATEGIC OPPORTUNITIES.
[D]EFFECTIVE AUGUST 1, 1996, FMR VOLUNTARILY AGREED TO REDUCE THE FUND'S INDIVIDUAL FUND FEE RATE FROM 0.20% TO 0.15%. IF THIS REDUCTION WAS NOT IN EFFECT, THE TOTAL FEE WOULD HAVE BEEN __%.
FMR HAS SUB-ADVISORY AGREEMENTS with four affiliates: FMR U.K., FMR Far East, FIJ, and FIIA. FIIA in turn has a sub-advisory agreement with FIIAL U.K. These sub-advisers are compensated for providing FMR with investment research and advice on issuers based outside the United States. FMR pays FMR U.K. and FMR Far East fees equal to 110% and 105%, respectively, of the costs of providing these services. FMR pays FIJ and FIIA a fee equal to 30% of its management fee rate associated with investments for which the sub-adviser provided investment advice.
The sub-advisers may also provide investment management services. In return, FMR pays FMR U.K., FMR Far East, FIJ, and FIIA a fee equal to 50% of its management fee rate with respect to a fund's investments that the sub-adviser manages on a discretionary basis. FIIA pays FIIAL U.K. a fee equal to 110% of the cost of providing these services.
   For the fiscal year ended 1996, FMR, on behalf of each fund with a sub-advisory agreement paid FMR U.K., FMR Far East, FIJ and FIIA fees equal to ___%, of each fund's average net assets.
OTHER EXPENSES
While the management fee is a significant component of each fund's annual operating costs, the funds have other expenses as well.
FIIOC performs transfer agency, dividend disbursing and share   holder
servicing functions for the Institutional Class of TechnoQuant Growth, Mid Cap, Equity Growth, Growth Opportunities, Strategic Opportunities, Large Cap, Growth & Income, Equity Income, Balanced, High Yield, Strategic
Income, Government Investment, Mortgage Securities, I    ntermediate Bond,
and Short Fixed-Income (the Taxable Funds). Fidelity Service Co. (FSC) calculates the NAV and dividends for the Institutional Class of the Taxable Funds, and maintains the general accounting records and administers the securities lending program for the Taxable Funds.
For th   e fiscal     year ended 1996, transfer agent and pricing and
bookkeeping fees paid (as a percentage of average net assets) amounted to the following. The amounts disclosed are before reimbursements, if any.
                                          Each Fund
                           Institutiona   to FSC
                           l Class to
                           FIIOC

TechnoQuant Growth

Mid Cap

Growth Opportunities

Strategic Opportunities

Large Cap

Growth & Income

Equity Income

Balanced

High Yield

Strategic Income

Government Investment

Mortgage Securities

Intermediate Bond

Short Fixed-Income

UMB has entered into a sub-arrangement with FIIOC. FIIOC performs transfer
agency, dividend disbursing and shareholder services for t   he
Institutional Class of High Income Municipal, Municipal Bond,
Inte    rmediate Municipal Income, Short-Intermediate Municipal Income,
California Municipal Income, and New York Municipal Income (the Municipal Funds). UMB has also entered into a sub-arrangement with FSC. FSC calculates the NAV and dividends for the Institutional Class of the Municipal Funds, and maintains the general accounting records for each of the Municipal Funds. All of the fees are paid to FIIOC and FSC by UMB, which is reimbursed by the Institutional Class or the fund, as appropriate, for such payments.
For the fiscal year ended 1996, transfer agent and pricing and bookkeeping fees paid (as a percentage of average net assets) amounted to the following. The amounts disclosed are before reimbursements, if any.
                                      UMB to         UMB to
                                      FIIOC on       FSC on
                                      behalf of      behalf of
                                      Institutiona   each fund
                                      l Class

High Income Municipal

Municipal Bond [A]

Intermediate Municipal Income

Short-Intermediate Municipal Income

California Municipal Income

New York Municipal Income

[A] PROJECTIONS ARE BASED ON ESTIMATED EXPENSES FOR FIRST YEAR.
The Institutional Class of each fund has adopted a DISTRIBUTION AND SERVICE PLAN. Each plan recognizes that FMR may use its management fee revenues, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with the distribution of Institutional Class shares. FDC directly, or through FDC, may make payments to third parties, such as banks or broker-dealers, that engage in the sale of, or provide shareholder support services for, Institutional Class shares. The Board of Trustees of each fund has authorized such payments.
Each fund also pays other expenses, such as legal, audit, and custodian fees; in some instances, proxy solicitation costs; and the compensation of trustees who are not affiliated with Fidelity. A broker-dealer may use a portion of the commissions paid by a fund to reduce that fund's custodian or transfer agent fees.
The    portfolio turnover rate for TechnoQuant Growth is projected to exceed 200% for its first fiscal period ending November 30, 1997. The portfolio turnover rate for Growth & Income is not expected to 200% for
i    ts first fiscal period ending November 30, 1997.
The    portfolio turnover rate for the fiscal year ended 1996 was __% for
[Fund Names]. These rates vary from year to year. High turnover rates increase transaction costs and may increase taxable capital gains. FMR considers these effects when evaluating the anticipated benefits of short-term investing.
YOUR ACCOUNT


TYPES OF ACCOUNTS
   When you invest through an investment professional, your investment
professional, including a broker-dealer or financial institution,     may
charge you a transaction fee with respect to the purchase and sale of fund
shares. Read your investment professional's program    materials in
con    junction with this prospectus for additional service features or fees that may apply. Certain features of the funds, such as minimum initial
or subsequent investment amounts,    may be modified.
The different ways to set up (register) your account with Fidelity are listed on the right.
The account guidelines that follow may not apply to certain funds or to certain retirement accounts. For instance, municipal funds are not
available for purchase in r   etirement accounts. If you are investing
through a retirement account or if your employer offers a fund through a retirement program, you may be subject to additional fees. For more information, please refer to your program materials, contact your employer, or call your retirement benefits number or your investment professional directly, as appropriate.
WAYS TO SET UP YOUR ACCOUNT
INDIVIDUAL OR JOINT TENANT
FOR YOUR GENERAL INVESTMENT NEEDS
Individual accounts are owned by one person. Joint accounts can have two or more owners (tenants).
RETIREMENT (THE FOLLOWING OPTIONS ARE AVAILABLE ONLY FOR
TAXABLE FUNDS)
TO SHELTER YOUR RETIREMENT SAVINGS FROM TAXES
 Retirement plans allow individuals to shelter investment income and capital gains from current taxes. In addition, contributions to these accounts may be tax deductible. Retirement accounts require special applications and typically have lower minimums.
(solid bullet) INDIVIDUAL RETIREMENT ACCOUNTS (IRAS) allow anyone of legal age under 701/2 with earned income to invest up to $2,000 per tax year. Individuals can also invest in a spouse's IRA if the spouse has earned income of less than $250.
(solid bullet) ROLLOVER IRAS retain special tax advantages for certain distributions from employer-sponsored retirement plans.
(solid bullet) SIMPLIFIED EMPLOYEE PENSION PLANS (SEP-IRAS) provide small business owners or those with self-employed income (and their eligible employees) with many of the same advantages as a Keogh, but with fewer administrative requirements.
(solid bullet) 401(K) PLANS allow employees of corporations of all sizes to contribute a percentage of their wages on a tax-deferred basis. These accounts need to be established by the trustee of the plan.
(solid bullet) MONEY PURCHASE/PROFIT SHARING PLANS (KEOGH PLANS) are tax-deferred pension accounts designated for employees of unincorporated businesses or for persons who are self-employed.
GIFTS OR TRANSFERS TO A MINOR (UGMA, UTMA)
TO INVEST FOR A CHILD'S EDUCATION OR OTHER FUTURE NEEDS
These custodial accounts provide a way to give money to a child and obtain tax benefits. An individual can give up to $10,000 a year per child without paying federal gift tax. Depending on state laws, you can set up a custodial account under the Uniform Gifts to Minors Act (UGMA) or the Uniform Transfers to Minors Act (UTMA). Contact your investment professional.
TRUST
FOR MONEY BEING INVESTED BY A TRUST
The trust must be established before an account can be opened.
BUSINESS OR ORGANIZATION
FOR INVESTMENT NEEDS OF CORPORATIONS, ASSOCIATIONS, PARTNERSHIPS, OR OTHER
GROUPS
Contact your investment professional.
HOW TO BUY SHARES
INSTITUTIONAL CLASS'S SHARE PRICE, called NAV, is calculated every business day. Institutional Class shares are sold without a sales charge.
   Shares are purchased at the next NAV calculated after your order is received and accepted. NAV is normally calculated at 4:00 p.m. Eastern time.
It is the responsibility of your investment professional to transmit your order to buy shares to Fidelity before the close of business on the day you place your order.
The transfer agent must receive payment within three business days after an order for shares is placed; otherwise your purchase order may be canceled and you could be held liable for resulting fees and/or losses.
Share certificates are not available for Institutional Class shares.
IF YOU ARE NEW TO THE FIDELITY ADVISOR FUNDS, complete and sign an account application and mail it along with your check. You may also open your account by wire as described below. If there is no account application accompanying this prospectus, call your investment professional or 1-800-843-3001.
If you are investing through a tax-sheltered retirement plan, such as an IRA, for the first time, you will need a special application. Contact your investment professional for more information and a retirement account application.
IF YOU ALREADY HAVE MONEY INVESTED IN A FIDELITY ADVISOR FUND, you can:
(small solid bullet) Mail an account application with a check, (small solid bullet) Place an order and wire money into your account, (small solid bullet) Open your account by exchanging from the same class of another Fidelity Advisor fund or from another Fidelity fund, or (small solid bullet) Contact your investment professional.
MINIMUM INVESTMENTS
TO OPEN AN ACCOUNT $ 2,500
For Fidelity Advisor retirement accounts $ 500
Through regular investment plans* $ 1,000
TO ADD TO AN ACCOUNT $ 250
For Fidelity Advisor retirement accounts $ 100
Through regular investment plans* $ 100
MINIMUM BALANCE $1,000
For Fidelity Advisor retirement accounts NONE
*An account may be opened with a minimum of $1,000 provided that a regular payment plan is established at the time the account is opened. For more information about regular investment plans, please refer to "Investor Services", on page 33.

For further information on opening an account, please consult your investment professional or refer to the account application.
    TO OPEN AN ACCOUNT   TO ADD TO AN ACCOUNT





PHONE          (small solid bullet) Exchange from the
               same class of another                               (small solid bullet) Exchange from the same class of another
1-800-843-3001
OR YOUR        Fidelity Advisor fund or from another               Fidelity Advisor fund or from another
INVESTMENT
PROFESSIONAL   Fidelity fund account with the same                 Fidelity fund account with the same
               registration, including name, address, and          registration, including name, address, and
               taxpayer ID number.                                 taxpayer ID number.

Mail
(mail_graphic) (small solid bullet) Complete and sign the
               account application.                                (small solid bullet) Make your check payable to the complete
               Make your check payable to the complete             name of the fund of your choice and note
               name of the fund of your choice and note            the applicable class. Indicate your fund
               the applicable class. Mail to the address           account number on your check and mail to
               indicated on the application.                       the address printed on your account
                                                                   statement.
                                                                   (small solid bullet) Exchange by mail: call 1-800-843-3001 or your investment professional for instructions.

In Person
(hand_graphic) (small solid bullet) Bring your account
               application and check to                            (small solid bullet) Bring your check to your investment
               your investment professional.                       professional.

Wire
(wire_graphic) (small solid bullet) Call 1-800-843-3001 to set
               up your account                                     (small solid bullet) Not available for retirement accounts.
               and to arrange a wire transaction. Not              (small solid bullet) Wire to:
               available for retirement accounts.                  Banker's Trust Co.
               (small solid bullet) Wire to:                       Routing # 021001033
               Banker's Trust Co.                                  Fidelity DART Depository
               Routing # 021001033                                 Account # 00159759
               Fidelity DART Depository                            FBO: (account name)
               Account #00159759                                   (account number)
               FBO: (account name)
               (account number)                                    specify the complete name of the fund of
                                                                   your choice, note the applicable class and
               Specify the complete name of the fund of            include your account number and your
               your choice, note the applicable class and          name.
               include your new account number and your
               name.

Automatically
(automatic_
graphic)       (small solid bullet) Not available.                 (small solid bullet) Use Fidelity Advisor Systematic
                                                                   Investment Program. Sign up for this
                                                                   service when opening your account, or
                                                                   call your investment professional to begin
                                                                   the program.



HOW TO SELL SHARES
You can arrange to take money out of your fund account at any time by selling (redeeming) some or all of your shares. Your shares will be sold at the next NAV calculated after your order is received and accepted. NAV is normally calculated at 4:00 p.m. Eastern time.
It is the responsibility of your investment professional to transmit your order to sell shares to Fidelity before the close of business on the day you place your order.
TO SELL SHARES IN A NON-RETIREMENT ACCOUNT, you may use any of the methods described on these two pages.
TO SELL SHARES IN A FIDELITY ADVISOR RETIREMENT ACCOUNT, your request must be made in writing, except for exchanges to shares of the same class of another Fidelity Advisor fund or shares of other Fidelity funds, which can be requested by phone or in writing.
IF YOU ARE SELLING SOME BUT NOT ALL OF YOUR ACCOUNT SHARES, leave at least $1,000 worth of shares in the account to keep it open (account minimums do not apply to retirement accounts).
TO SELL SHARES BY BANK WIRE, you will need to sign up for this service in advance.
CERTAIN REQUESTS MUST INCLUDE A SIGNATURE GUARANTEE. It is designed to protect you and the fund from fraud. Your request must be made in writing and include a signature guarantee if any of the following situations apply:
(small solid bullet) You wish to redeem more than $100,000 worth of shares, (small solid bullet) Your account registration has changed within the last 30 days,
(small solid bullet) The check is being mailed to a different address than the one on your account (record address),
(small solid bullet) The check is being made payable to someone other than the account owner,
(small solid bullet) The redemption proceeds are being transferred to a Fidelity account with a different registration,
(small solid bullet) You wish to set-up the bank wire feature, or
(small solid bullet) You wish to have redemption proceeds wired to a non-predesignated bank account.
You should be able to obtain a signature guarantee from a bank, broker, dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.
SELLING SHARES IN WRITING
Write a "letter of instruction" with:
(small solid bullet) Your name,
(small solid bullet) The fund's name,
(small solid bullet) The applicable class name,
(small solid bullet) Your fund account number,
(small solid bullet) The dollar amount or number of shares to be redeemed,
and
(small solid bullet) Any other applicable requirements listed in the following table.
Deliver your letter to your investment professional, or mail it to the following address:
   Fidelity Investments
P.O. Box 770002
Cincinnati, OH 45277-0081
Unless otherwise instructed, the transfer agent will send a check to the record address.
      ACCOUNT TYPE   SPECIAL REQUIREMENTS


PHONE                     All account types except retirement   (small solid bullet) Maximum check request: $100,000.
1-800-843-3001 OR YOUR
INVESTMENT PROFESSIONAL





(phone_graphic)  All account types                     (small solid bullet) You may exchange to the same class of other
                                                       Fidelity Advisor funds or to other Fidelity funds if
                                                       both accounts are registered with the same
                                                       name(s), address, and taxpayer ID number.

Mail or in Person
(mail_graphic)
(hand_graphic)  Individual, Joint Tenant,             (small solid bullet) The letter of instruction must be signed by all
                Sole Proprietorship, UGMA, UTMA       persons required to sign for transactions, exactly
                                                      as their names appear on the account.
                Retirement account                    (small solid bullet) The account owner should complete a retirement distribution form. Call 1-800-843-3001 or your
                                                      investment professional to request one.

                Trust                                 (small solid bullet) The trustee must sign the letter indicating capacity as trustee. If the trustee's name is not in the
                                                       account registration, provide a copy of the trust
                                                       document certified within the last 60 days.

                Business or Organization              (small solid bullet) At least one person authorized by corporate resolution to act on the account must sign the
                                                       letter.

                 Executor, Administrator,              (small solid bullet) Call 1-800-843-3001 or your investment
                 Conservator/Guardian                  professional for instructions.

Wire
(wire_graphic)   All account types except retirement   (small solid bullet) You must sign up for the wire feature before using
                                                       it. To verify that it is in place, call 1-800-843-3001.
                                                       Minimum wire: $1,000.
                                                       (small solid bullet) Your wire redemption request must be received by the transfer agent before 4:00 p.m. Eastern
                                                       time for money to be wired on the next business
                                                       day.


INVESTOR SERVICES
Fidelity Advisor funds provide a variety of services to help you manage your account.
INFORMATION SERVICES
STATEMENTS AND REPORTS that the transfer agent sends to you include the following:
(small solid bullet) Confirmation statements (after every transaction that affects your account balance or your account registration)
(small solid bullet) Account statements (quarterly)
(small solid bullet) Financial reports (every six months)
To reduce expenses, only one copy of most financial reports and prospectuses will be mailed, even if you have more than one account in the fund. Call your investment professional if you need additional copies of financial reports and prospectuses.
TRANSACTION SERVICES
EXCHANGE PRIVILEGE. You may sell your Institutional Class shares and buy Institutional Class shares of other Fidelity Advisor funds or shares of other Fidelity funds by telephone or in writing.
Note that exchanges out of a fund are limited to four per calendar year, and that they may have tax consequences for you. For details on policies and restrictions governing exchanges, including circumstances under which a shareholder's exchange privilege may be suspended or revoked, see "Exchange Restrictions," page 37.
FIDELITY ADVISOR SYSTEMATIC WITHDRAWAL PROGRAM lets you set up periodic
redemptions from your account.    Accounts with a value of $10,000     or
more in Institutional Class are eligible for this program.
One easy way to pursue your financial goals is to invest money regularly. Fidelity Advisor funds offer convenient services that let you transfer money into your fund account, or between fund accounts, automatically. While regular investment plans do not guarantee a profit and will not protect you against loss in a declining market, they can be an excellent way to invest for retirement, a home, educational expenses, and other long-term financial goals. Certain restrictions apply for retirement accounts. Call your investment professional for more information.
REGULAR INVESTMENT PLANS
FIDELITY ADVISOR SYSTEMATIC INVESTMENT PROGRAM
TO MOVE MONEY FROM YOUR BANK ACCOUNT TO A FIDELITY ADVISOR FUND



MINIMUM  MINIMUM     FREQUENCY            SETTING UP OR CHANGING
INITIAL  ADDITIONAL  Monthly, bimonthly,     (small solid bullet)     For a new account, complete the appropriate section on the
$1,000   $100        quarterly,           application.
                     or semi-annually        (small solid bullet)     For existing accounts, call your investment professional for an application.
                                             (small solid bullet)     To change the amount or frequency of your investment, contact your investment professional directly, or call 1-800-843-3001. Call at least 10 business days prior to your next scheduled investment date.


SHAREHOLDER AND ACCOUNT POLICIES


DIVIDENDS, CAPITAL GAINS, AND TAXES
Each fund distributes substantially all of its net income and capital gains to shareholders each year. Each fund pays capital gains, if any, in
December and may pay additional capital gains after the close of    its
fiscal year. Normally, dividends for Growth & Income, Equity Income, and Balanced are distributed in March, June, September and December; dividends for TechnoQuant Growth, Mid Cap, Equity Growth, Growth Opportunities, Strategic Opportunities, and Large Cap are distributed in December; dividends for Strategic Income, High Yield, Mortgage Securities, Government Investment, Intermediate Bond, Short Fixed-Income, High Income Municipal,
Municipal Bond,     Intermediate Municipal Income, Short-Intermediate
Municipal Income, California Municipal Income, and New York Municipal Income are declared daily and paid monthly.
DISTRIBUTION OPTIONS
When you open an account, specify on your account application how you want to receive your distributions. The funds offer four options:
1. REINVESTMENT OPTION. Your dividend and capital gain distributions will be automatically reinvested in additional shares of the same class of the fund. If you do not indicate a choice on your application, you will be assigned this option.
2. INCOME-EARNED OPTION. Your capital gain distributions will be automatically reinvested in additional shares of the same class of the fund, but you will be sent a check for each dividend distribution.
3. CASH OPTION. You will be sent a check for your dividend and capital gain distributions.
4. DIRECTED DIVIDENDS PROGRAM. Your dividend distributions will be automatically invested in the same class of shares of another identically registered Fidelity Advisor Fund. You will be sent a check for your capital gain distributions or your capital gain distributions will automatically be reinvested in additional shares of the same class of the fund.
If you select distribution option 2, 3, or 4 and the U.S. Postal Service cannot deliver your checks, or if your checks remain uncashed for six
months, those checks will be reinvested in your account at the    current
NAV and your election may be converted to the Reinvestment Option. To change your distribution option, call your investment professional directly or call 1-800-843-3001.
For retirement accounts, all distributions are automatically reinvested. When you are over 59 years old, you can receive distributions in cash.
   When each of TechnoQuant Growth, Mid Cap, Equity Growth, Growth Opportunities, Strategic Opportunities, Large Cap, Growth & Income,
E    quity Income and Balanced deducts a distribution from its NAV, the reinvestment price is the applicable fund's NAV at the close of business that day. Dividends from High Yield, Strategic Income, Mortgage Securities, Government Investment, Intermediate Bond, Short Fixed-Income, High Income Municipal, Municipal Bond, Intermediate Municipal Income, Short-Intermediate Municipal Income, California Municipal Income and New York Municipal Income will be reinvested at the applicable class's NAV on the last day of the month. Capital gain distributions from High Yield, Strategic Income, Government Investment, Intermediate Bond, Short Fixed-Income, High Income Municipal, Municipal Bond, Intermediate Municipal Income, Short-Intermediate Municipal Income, California Municipal Income and New York Municipal Income will be reinvested at the NAV as of the date the applicable fund deducts the distributions from its NAV. Distribution checks will be mailed within seven days, or longer for a December ex-dividend date.
TAXES
As with any investment, you should consider how an investment in the funds could affect you. Below are some of the funds' tax implications. If your account is not a tax-deferred retirement account, be aware of these tax implications.
TAXES ON DISTRIBUTIONS. Interest income that High Income Municipal, Municipal Bond, Intermediate Municipal Income, Short-Intermediate Municipal Income, California Municipal Income, and New York Municipal Income earn is distributed to shareholders as income dividends. Interest that is federally tax-free remains tax-free when it is distributed. Distributions from each fund (except High Income Municipal, Municipal Bond, Intermediate Municipal Income, Short-Intermediate Municipal Income, California Municipal Income, and New York Municipal Income), however, are subject to federal income tax. Each fund (except California Municipal Income and New York Municipal Income) may also be subject to state or local taxes. If you live outside the United States, your distributions from these funds could also be taxed by the country in which you reside.
For federal tax purposes, income and short-term capital gain distributions for each fund (except High Income Municipal, Municipal Bond, Intermediate Municipal Income, Short-Intermediate Municipal Income, California Municipal Income, and New York Municipal Income) are taxed as dividends; long-term capital gain distributions are taxed as long-term capital gains.
However, for shareholders of High Income Municipal, Municipal Bond, Intermediate Municipal Income, Short-Intermediate Municipal Income, California Municipal Income, and New York Municipal Income, gain on the sale of tax-free bonds results in taxable distributions. Short-term capital gains and a portion of the gain on bonds purchased at a discount are taxed as dividends; long-term capital gain distributions, if any, are taxed as long-term capital gains.
Mutual fund dividends from U.S. Government securities are generally free from state and local income taxes. However, particular states may limit this benefit, and some types of securities, such as repurchase agreements and some agency-backed securities, may not qualify for the benefit. In addition, some states may impose intangible property taxes. You should consult your own tax adviser for details and up-to-date information on the tax laws in your state.
Distributions are taxable when they are paid, whether you take them in cash or reinvest them. However, distributions declared in December and paid in January are taxable as if they were paid on December 31.
Every January, Fidelity will send you and the IRS a statement showing the taxable distributions paid to you in the previous year.
The interest from some municipal securities is subject to the federal alternative minimum tax. Each of High Income Municipal, Municipal Bond, Intermediate Municipal Income, Short-Intermediate Municipal Income, California Municipal Income and New York Municipal Income may invest up to 100% of its assets in these securities. Individuals who are subject to the tax must report this interest on their tax returns.
A portion of the dividends from High Income Municipal, Municipal Bond, Intermediate Municipal Income, Short-Intermediate Municipal Income, California Municipal Income, and New York Municipal Income may be free from state or local taxes. Income from investments in your state are often tax-free to you. Each year, the transfer agent will send you a breakdown of each of these funds' income from each state to help you calculate your taxes.
To the extent that California Municipal Income's income dividends are derived from interest on California state tax-free investments, they will be free from California state personal income tax. Distributions derived from obligations that are not California state tax-free obligations, as well as distributions from short or long-term capital gains, are subject to California state personal income tax. Corporate taxpayers should note that the fund's income dividends and other distributions are not exempt from California state franchise or corporate income taxes.
To the extent that New York Municipal Income's income dividends are derived from New York state-tax free investments, they will be free from New York State and City personal income taxes.
During the fiscal year ended 1996, __% of the income dividends from each of California Municipal Income and New York Municipal Income was free from federal income tax and __% of New York Municipal Income Fund's income dividends was free from New York taxes. During the fiscal year ended 1996, ___% of [FUNDS TO BE DETERMINED], income dividends were subject to the federal alternative minimum tax.
TAXES ON TRANSACTIONS. Your redemptions-including exchanges-are subject to capital gains tax. A capital gain or loss is the difference between the cost of your shares and the price you receive when you sell them.
Whenever you sell shares of a fund, the transfer agent will send you a confirmation statement showing how many shares you sold and at what price. You will also receive a consolidated transaction statement at least quarterly. However, it is up to you or your tax preparer to determine whether this sale resulted in a capital gain and, if so, the amount of tax to be paid. BE SURE TO KEEP YOUR REGULAR ACCOUNT STATEMENTS; the information they contain will be essential in calculating the amount of your capital gains.
"BUYING A DIVIDEND." If you buy shares just before a fund deducts a distribution from its NAV, you will pay the full price for the shares and then receive a portion of the price back in the form of a taxable distribution.
CURRENCY CONSIDERATIONS. For funds that can invest in foreign securities, if a fund's dividends exceed its taxable income in any year, which is sometimes the result of currency-related losses, all or a portion of the fund's dividends may be treated as a return of capital to shareholders for tax purposes. To minimize the risk of a return of capital, each fund may adjust its dividends to take currency fluctuations into account, which may cause the dividends to vary. Any return of capital will reduce the cost basis of your shares, which will result in a higher reported capital gain or a lower reported capital loss when you sell your shares. The statement you receive in January will specify if any distributions included a return of capital.
Undistributed net gains from currency transactions, if any, will generally be distributed as a separate dividend in December.
EFFECT OF FOREIGN TAXES. Foreign governments may impose taxes on a fund and its investments and these taxes generally will reduce the fund's distributions. However, an offsetting tax credit or deduction may be available to you. If so, your tax statement will show more taxable income or capital gains than were actually distributed by the funds, but will also show the amount of the available offsetting credit or deduction.
There are tax requirements that all funds must follow in order to avoid federal taxation. In its effort to adhere to these requirements, a fund may have to limit its investment activity in some types of instruments. TRANSACTION DETAILS
THE FUNDS ARE OPEN FOR BUSINESS each day the New York Stock Exchange (NYSE) is open. Each class's NAV is normally calculated as of the close of business of the NYSE, normally 4:00 p.m. Eastern time.
A CLASS'S NAV is the value of a single share. The NAV of each class is computed by adding that class's pro rata share of the value of the applicable fund's investments, cash, and other assets, subtracting that class's pro rata share of the value of the applicable fund's liabilities, subtracting the liabilities allocated to that class, and dividing the result by the number of shares of that class that are outstanding.
Each fund's assets are valued primarily on the basis of market quotations. Foreign securities are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency
into U.S. dollars using current exchange rates.    Short-term securities
with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. This method minimizes the effect of changes in a security's market value. In
addition,     if quotations are not readily available, or if the values
have been materially affected by events occurring after the closing of a foreign market, assets are valued by a method that the Board of Trustees believes accurately reflects fair value.
THE OFFERING PRICE (price to buy one share) and REDEMPTION PRICE (price to sell one share) of Institutional Class shares are its NAV.
WHEN YOU SIGN YOUR ACCOUNT APPLICATION, you will be asked to certify that your social security or taxpayer identification number is correct and that you are not subject to 31% backup withholding for failing to report income to the IRS. If you violate IRS regulations, the IRS can require a fund to withhold 31% of your taxable distributions and redemptions.
YOU MAY INITIATE MANY TRANSACTIONS BY TELEPHONE. Fidelity and the transfer agent may only be liable for losses resulting from unauthorized transactions if it does not follow reasonable procedures designed to verify the identity of the caller. Fidelity and the transfer agent will request personalized security codes or other information, and may also record calls. You should verify the accuracy of the confirmation statements immediately after receipt. If you do not want the ability to redeem and exchange by telephone, call the transfer agent for instructions. Additional documentation may be required from corporations, associations, and certain fiduciaries.
IF YOU ARE UNABLE TO REACH THE TRANSFER AGENT BY PHONE (for example, during periods of unusual market activity), consider placing your order by mail. EACH FUND RESERVES THE RIGHT TO SUSPEND THE OFFERING OF SHARES for a period of time. Each fund also reserves the right to reject any specific purchase order, including certain purchases by exchange. See "Exchange Restrictions" on page 37. Purchase orders may be refused if, in FMR's opinion, they would disrupt management of a fund.
WHEN YOU PLACE AN ORDER TO BUY SHARES, your shares will be purchased at the next NAV calculated after your order is received and accepted. Note the following:
(small solid bullet) All of your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks.
(small solid bullet) The funds do not accept cash.
(small solid bullet) When making a purchase with more than one check, each check must have a value of at least $50.
(small solid bullet) Each fund reserves the right to limit the number of checks processed at one time.
(small solid bullet) If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees a fund or the transfer agent has incurred.
(small solid bullet) Other Purchases: For shares of High Yield, Strategic Income, Government Investment, High Income Municipal, Municipal Bond, California Municipal Income, New York Municipal Income, Intermediate Bond, Intermediate Municipal Income, Short-Fixed Income, and Short-Intermediate Municipal Income, you begin to earn dividends as of the first business day following the day your funds are received.
(small solid bullet) Automated Purchase Orders: For shares of High Yield, Strategic Income, Government Investment, High Income Municipal, Municipal Bond, California Municipal Income, New York Municipal Income, Intermediate Bond, Intermediate Municipal Income, Short-Fixed Income, and Short-Intermediate Municipal Income, you begin to earn dividends as of the day your funds are received.
CONFIRMED PURCHASES. Certain financial institutions that meet FDC's creditworthiness criteria may enter confirmed purchase orders on behalf of customers by phone, with payment to follow no later than close of business on the next business day. If payment is not received by the next business day, the order will be canceled and the financial institution will be liable for any losses.
AUTOMATED PURCHASE ORDERS. Institutional Class shares can be purchased or sold through investment professionals utilizing an automated order placement and settlement system that guarantees payment for orders on a specified date.
TO AVOID THE COLLECTION PERIOD associated with check purchases, consider buying shares by bank wire, U.S. Postal money order, U.S. Treasury check, or Federal Reserve check.
WHEN YOU PLACE AN ORDER TO SELL SHARES, your shares will be sold at the next NAV calculated after your order is received and accepted. Note the following:
(small solid bullet) Normally, redemption proceeds will be mailed to you on the next business day, but if making immediate payment could adversely affect a fund, it may take up to seven days to pay you.
(small solid bullet) Shares of High Yield, Strategic Income, Mortgage Securities, Government Investment, Intermediate Bond, Short Fixed-Income, High Income Municipal, Municipal Bond, Intermediate Municipal Income, Short-Intermediate Municipal Income, California Municipal Income, and New York Municipal Income will earn dividends through the date of redemption; however, shares redeemed on a Friday or prior to a holiday will continue to earn dividends until the next business day.
(small solid bullet) Each fund may hold payment on redemptions until it is reasonably satisfied that investments made by check have been collected, which can take up to seven business days.
(small solid bullet) Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.
THE TRANSFER AGENT RESERVES THE RIGHT TO DEDUCT AN ANNUAL MAINTENANCE FEE of $12.00 from accounts with a value of less than $2,500, subject to an annual maximum charge of $60.00 per shareholder. Accounts opened after September 30 will not be subject to the fee for that year. The fee, which is payable to the transfer agent, is designed to offset in part the relatively higher costs of servicing smaller accounts. The fee will not be deducted from retirement accounts (except non-prototype retirement accounts), accounts using a systematic investment program, certain (Network Level I and III) accounts which are maintained through National Securities Clearing Corporation (NSCC), or if total assets in Fidelity mutual funds exceed $50,000. Eligibility for the $50,000 waiver is determined by aggregating Fidelity mutual fund accounts (excluding contractual plans) maintained (i) by FIIOC and (ii) through NSCC; provided those accounts are registered under the same primary social security number.
IF YOUR NON-RETIREMENT ACCOUNT BALANCE FALLS BELOW $1,000, you will be given 30 days' notice to reestablish the minimum balance. If you do not increase your balance, the transfer agent reserves the right to close your account and send the proceeds to you. Your shares will be redeemed at the NAV on the day your account is closed.
THE TRANSFER AGENT MAY CHARGE A FEE FOR SPECIAL SERVICES, such as providing historical account documents, that are beyond the normal scope of its services.
FDC will, at its expense, provide promotional incentives such as sales contests and luxury trips to investment professionals who support the sale of shares of the funds. In some instances, these incentives will be offered only to certain types of investment professionals, such as bank-affiliated or non-bank affiliated broker-dealers, or to investment professionals whose representatives provide services in connection with the sale or expected sale of significant amounts of shares.
EXCHANGE RESTRICTIONS
As a shareholder, you have the privilege of exchanging your Institutional Class shares for Institutional Class shares of other Fidelity Advisor funds or for shares of other Fidelity funds. However, you should note the following:
(small solid bullet) The fund or class you are exchanging into must be available for sale in your state.
(small solid bullet) You may only exchange between accounts that are registered in the same name, address, and taxpayer identification number. (small solid bullet) Before exchanging into a fund or class, read its prospectus.
(small solid bullet) If you exchange into a fund with a sales charge, you pay the difference between that fund's sales charge and any sales charge you may have previously paid in connection with the shares you are exchanging. For example, if you had already paid a sales charge of 2% on your shares and you exchange them into a fund with a 3% sales charge, you would pay an additional 1% sales charge.
(small solid bullet) Exchanges may have tax consequences for you.
(small solid bullet) Because excessive trading can hurt fund performance and shareholders, each fund reserves the right to temporarily or permanently terminate the exchange privilege of any investor who makes more than four exchanges out of the fund per calendar year. Accounts under common ownership or control, including accounts with the same taxpayer identification number, will be counted together for purposes of the four exchange limit.
(small solid bullet) Each fund reserves the right to refuse exchange purchases by any person or group if, in FMR's judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.
(small solid bullet) Your exchanges may be restricted or refused if a fund receives or anticipates simultaneous orders affecting significant portions of the fund's assets. In particular, a pattern of exchanges that coincides with a "market timing" strategy may be disruptive to a fund.
Although the funds will attempt to give you prior notice whenever they are reasonably able to do so, they may impose these restrictions at any time. The funds reserve the right to terminate or modify these exchange privileges in the future.
APPENDIX A
DESCRIPTION OF MOODY'S CORPORATE BOND RATINGS:
AAA - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
AA - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in the Aaa securities.
A -Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.
BAA - Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
BA - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small. CAA - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.
CA - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.
C - Bonds which are rated C are the lowest-rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.
Moody's applies numerical modifiers, 1, 2, and 3, in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category. Those bonds in the Aa, A, Baa, Ba, and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa1, A1, Baa1, and B1.
DESCRIPTION OF S&P'S CORPORATE BOND RATINGS:
AAA - Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.
AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest-rated issues only in small degree.
A - Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.
BB - Debt rate BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.
B - Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB- rating.
CCC - Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.
CC - The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC debt rating.
C - The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.
CI - The rating CI is reserved for income bonds on which no interest is being paid.
D - Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.
The ratings from AA to CCC may be modified by the addition of a plus or minus to show relative standing within the major rating categories. DESCRIPTION OF MOODY'S INVESTORS SERVICE MUNICIPAL BOND RATINGS:
AAA - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
AA - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities.
A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.
BAA - Bonds which are rated Baa are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
BA - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small. CAA - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.
CA - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.
C - Bonds which are rated C are the lowest-rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.
There are nine basic rating categories for long-term obligations. They range from AAA (highest quality) to C (lowest quality). Those bonds within the AA, A, BAA, BA and B categories that Moody's believes possess the strongest credit attributes within those categories are designated by the symbols AA1, A1, BAA1, BA1 and B1.
DESCRIPTION OF STANDARD & POOR'S MUNICIPAL BOND RATINGS:
AAA - Debt rated AAA has the highest rating assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.
AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.
A - Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.
BB - Debt rate BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.
B - Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.
CCC - Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.
CC - Debt rated CC is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating.
C - The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed but debt service payments are continued.
CI - The rating CI is reserved for income bonds on which no interest is being paid.
D - Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating will also be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.
The ratings from AA to CCC may be modified by the addition of a plus or minus to show relative standing within the major rating categories.
No dealer, sales representative or any other person has been authorized to give any information or to make any representations, other than those contained in this Prospectus and in the related SAI, in connection with the offer contained in this Prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the funds or FDC. This Prospectus and the related SAI do not constitute an offer by the funds or by FDC to sell or to buy shares of the funds to any person to whom it is unlawful to make such offer.
APPENDIX B
       EQUITY GROWTH - INSTITUTIONAL CLASS


Calendar year total returns+          1986   1987   1988   1989   1990   1991   1992   1993   1994   1995   1996

EQUITY GROWTH - INSTITUTIONAL CLASS

S&P 500

Lipper Growth Funds AverageB

Consumer Price Index



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: nil
(LARGE SOLID BOX) EQUITY GROWTH - INSTITUTIONAL
CLASS
       MID CAP - INSTITUTIONAL CLASS


Calendar year total returns+                                                          1996

MID CAP - INSTITUTIONAL CLASS

S&P Mid Cap 400

Lipper Mid Cap Funds AverageA

Consumer Price Index



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: nil
(LARGE SOLID BOX) MID CAP - INSTITUTIONAL CLASS
       GROWTH OPPORTUNITIES - INSTITUTIONAL CLASS


Calendar year total returns+                        1988   1989   1990   1991   1992   1993   1994   1995   1996

GROWTH OPPORTUNITIES - INSTITUTIONAL
CLASS

S&P 500

Lipper Growth Funds AverageB

Consumer Price Index



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: nil
(LARGE SOLID BOX) GROWTH OPPORTUNITIES -
INSTITUTIONAL CLASS
       STRATEGIC OPPORTUNITIES - INSTITUTIONAL CLASS


Calendar year total returns+         1986   1987   1988   1989   1990   1991   1992   1993   1994   1995   1996

STRATEGIC OPPORTUNITIES -
INSTITUTIONAL CLASS

S&P 500

Lipper Capital Appreciation FundsC

Consumer Price Index



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: nil
(LARGE SOLID BOX) STRATEGIC OPPORTUNITIES -
INSTITUTIONAL CLASS
       LARGE CAP - INSTITUTIONAL CLASS


Calendar year total returns+                                                                  1996

LARGE CAP - INSTITUTIONAL CLASS

S&P 500

Lipper Growth Funds AverageB

Consumer Price Index



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: nil
(LARGE SOLID BOX) LARGE CAP - INSTITUTIONAL
CLASS
       EQUITY INCOME - INSTITUTIONAL CLASS


Calendar year total returns+          1986   1987   1988   1989   1990   1991   1992   1993   1994   1995   1996

EQUITY INCOME - INSTITUTIONAL CLASS

S&P 500

Lipper Equity Income Funds AverageD

Consumer Price Index



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: nil
(LARGE SOLID BOX) EQUITY INCOME - INSTITUTIONAL
CLASS
       BALANCED - INSTITUTIONAL CLASS


Calendar year total returns+                 1988   1989   1990   1991   1992   1993   1994   1995   1996

BALANCED - INSTITUTIONAL CLASS

S&P 500

Lipper Balanced Funds AverageE

Consumer Price Index



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: nil
(LARGE SOLID BOX) BALANCED - INSTITUTIONAL CLASS
       HIGH YIELD - INSTITUTIONAL CLASS


Calendar year total returns+                         1988   1989   1990   1991   1992   1993   1994   1995   1996

HIGH YIELD - INSTITUTIONAL CLASS

Merrill Lynch High Yield Master Index

Lipper High Current Yield Funds
AverageF

Consumer Price Index



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: nil
(LARGE SOLID BOX) HIGH YIELD - INSTITUTIONAL
CLASS
       STRATEGIC INCOME - INSTITUTIONAL CLASS


Calendar year total returns+                                                                   1995   1996

STRATEGIC INCOME - INSTITUTIONAL
CLASS

Merrill Lynch High Yield Master Index

Lipper General Bond Funds AverageG

Consumer Price Index



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: nil
(LARGE SOLID BOX) STRATEGIC INCOME -
INSTITUTIONAL CLASS
       MORTGAGE SECURITIES - INSTITUTIONAL CLASS


Calendar year total returns+           1986   1987   1988   1989   1990   1991   1992   1993   1994   1995   1996

MORTGAGE SECURITIES - INSTITUTIONAL
CLASS

Salomon Brothers Mortgage Index

Lipper U.S. Mortgage Funds AverageH

Consumer Price Index



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: nil
(LARGE SOLID BOX) MORTGAGE SECURITIES -
INSTITUTIONAL CLASS
       GOVERNMENT INVESTMENT - INSTITUTIONAL CLASS


Calendar year total returns+                    1988   1989   1990   1991   1992   1993   1994   1995   1996

GOVERNMENT INVESTMENT -
INSTITUTIONAL CLASS

Salomon Brothers Treasury/Agency
Index

Lipper General U.S. Government
Funds AverageJ

Consumer Price Index



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: nil
(LARGE SOLID BOX) GOVERNMENT INVESTMENT -
INSTITUTIONAL CLASS
       INTERMEDIATE BOND - INSTITUTIONAL CLASS


Calendar year total returns+            1986   1987   1988   1989   1990   1991   1992   1993   1994   1995   1996

INTERMEDIATE BOND - INSTITUTIONAL
CLASS

Lehman Brothers Intermediate
Government/Corporate Bond Index

Lipper Intermediate Investment Grade
Debt Funds AverageJ

Consumer Price Index



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: nil
(LARGE SOLID BOX) INTERMEDIATE BOND -
INSTITUTIONAL CLASS
       SHORT FIXED-INCOME - INSTITUTIONAL CLASS


Calendar year total returns+                      1988   1989   1990   1991   1992   1993   1994   1995   1996

SHORT FIXED-INCOME - INSTITUTIONAL
CLASS

Lehman Brothers 1-3 Year
Government/Corporate Bond Index

Lipper Short Investment Grade Bond
Funds AverageK

Consumer Price Index



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: nil
(LARGE SOLID BOX) SHORT FIXED-INCOME -
INSTITUTIONAL CLASS
       HIGH INCOME MUNICIPAL - INSTITUTIONAL CLASS


Calendar year total returns+                    1988   1989   1990   1991   1992   1993   1994   1995   1996

HIGH INCOME MUNICIPAL -
INSTITUTIONAL CLASS

Lipper High Yield Municipal Bond
Funds AverageL

Consumer Price Index



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: nil
(LARGE SOLID BOX) HIGH INCOME MUNICIPAL -
INSTITUTIONAL CLASS
       MUNICIPAL BOND- INSTITUTIONAL CLASS


Calendar year total returns+           1986   1987   1988   1989   1990   1991   1992   1993   1994   1995   1996

MUNICIPAL BOND - INSTITUTIONAL CLASS

Lipper General Municipal Debt Funds
AverageM

Consumer Price Index



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: nil
(LARGE SOLID BOX) MUNICIPAL  BOND- INSTITUTIONAL
CLASS
       INTERMEDIATE MUNICIPAL INCOME - INSTITUTIONAL CLASS


Calendar year total returns+         1986   1987   1988   1989   1990   1991   1992   1993   1994   1995   1996

INTERMEDIATE MUNICIPAL INCOME -
INSTITUTIONAL CLASS

Lipper Intermediate Municipal Debt
Funds AverageN

Consumer Price Index



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: nil
(LARGE SOLID BOX) INTERMEDIATE MUNICIPAL
INCOME - INSTITUTIONAL CLASS
       SHORT-INTERMEDIATE MUNICIPAL INCOME - INSTITUTIONAL CLASS


Calendar year total returns+                                                                  1995   1996

SHORT-INTERMEDIATE MUNICIPAL
INCOME - INSTITUTIONAL CLASS

Lipper Short- Intermediate Municipal
Debt Funds AverageO

Consumer Price Index



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: nil
(LARGE SOLID BOX) SHORT-INTERMEDIATE MUNICIPAL
INCOME - INSTITUTIONAL CLASS
       CALIFORNIA  MUNICIPAL INCOME - INSTITUTIONAL CLASS


Calendar year total returns+                                                              1995   1996

CALIFORNIA MUNICIPAL INCOME -
INSTITUTIONAL CLASS

Lipper California Municipal Debt
Funds
AverageP

Consumer Price Index



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: nil
(LARGE SOLID BOX) CALIFORNIA YORK MUNICIPAL
INCOME - INSTITUTIONAL CLASS
       NEW YORK MUNICIPAL INCOME - INSTITUTIONAL CLASS


Calendar year total returns+                                                            1995   1996

NEW YORK MUNICIPAL INCOME -
INSTITUTIONAL CLASS

Lipper New York Municipal Debt
Funds
AverageQ

Consumer Price Index



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: nil
(LARGE SOLID BOX) NEW YORK MUNICIPAL INCOME -
INSTITUTIONAL CLASS
+   INITIAL OFFERING OF INSTITUTIONAL CLASS SHARES FOR GROWTH
OPPORTUNITIES, BALANCED, HIGH YIELD, STRATEGIC INCOME, GOVERNMENT INVESTMENT, SHORT FIXED-INCOME, HIGH INCOME MUNICIPAL, AND SHORT-INTERMEDIATE MUNICIPAL INCOME TOOK PLACE ON JULY 3, 1995, AND DO NOT BEAR A SALES LOAD OR 12B-1 FEE. RETURNS PRIOR TO JULY 3, 1995, ARE THOSE OF CLASS T SHARES, THE ORIGINAL CLASS OF THESE FUNDS AND INCLUDE A CLASS T 12B-1 FEE (AT A THEN CURRENTLY APPLICABLE RATE OF 0.65% FOR GROWTH OPPORTUNITIES AND BALANCED, 0.25% FOR HIGH YIELD, STRATEGIC INCOME, GOVERNMENT INVESTMENT, AND HIGH INCOME MUNICIPAL, AND 0.15% FOR SHORT FIXED-INCOME AND SHORT-INTERMEDIATE MUNICIPAL INCOME). INITIAL OFFERING OF INSTITUTIONAL CLASS SHARES FOR STRATEGIC OPPORTUNITIES TOOK PLACE ON JULY 3, 1995. INSTITUTIONAL CLASS SHARES DO NOT BEAR A SALES LOAD OR 12B-1 FEE. RETURNS PRIOR TO JULY 3, 1995, ARE THOSE OF CLASS T SHARES AND INCLUDE A THEN CURRENTLY APPLICABLE CLASS T 12B-1 FEE OF 0.65%. RETURNS PRIOR TO AUGUST 20, 1986, ARE THOSE OF INITIAL CLASS, THE ORIGINAL CLASS OF THE FUND WHICH DOES NOT BEAR A 12B-1 FEE. INITIAL OFFERING OF INSTITUTIONAL CLASS SHARES OF MUNICIPAL BOND TOOK PLACE ON JULY 2, 1996. RETURNS PRIOR TO JULY 2, 1996, ARE THOSE OF INITIAL CLASS, THE ORIGINAL CLASS OF THE FUND WHICH DOES NOT BEAR A 12B-1 FEE. INITIAL OFFERING OF INSTITUTIONAL CLASS SHARES OF MORTGAGE SECURITIES IS SCHEDULED TO TAKE PLACE ON OR ABOUT FEBRUARY 28, 1997. RETURNS PRIOR TO THE INITIAL OFFERING DATE ARE THOSE OF THE INITIAL CLASS, THE ORIGINAL CLASS OF THE FUND WHICH DOES NOT BEAR A 12-1 FEE.
[A] THE LIPPER MID CAP FUNDS AVERAGE CURRENTLY REFLECTS THE PERFORMANCE OF OVER ___ MUTUAL FUNDS WITH SIMILAR OBJECTIVES.
[B] THE LIPPER GROWTH FUNDS AVERAGE CURRENTLY REFLECTS THE PERFORMANCE OF OVER___MUTUAL FUNDS WITH SIMILAR OBJECTIVES.
[C] THE LIPPER CAPITAL APPRECIATION FUNDS AVERAGE CURRENTLY REFLECTS THE PERFORMANCE OF OVER ___ MUTUAL FUNDS WITH SIMILAR OBJECTIVES.
[D] THE LIPPER EQUITY INCOME FUNDS AVERAGE CURRENTLY REFLECTS THE PERFORMANCE OF OVER ___ MUTUAL FUNDS WITH SIMILAR OBJECTIVES.
[E] THE LIPPER BALANCED FUNDS AVERAGE CURRENTLY REFLECTS THE PERFORMANCE OF OVER___MUTUAL FUNDS WITH SIMILAR OBJECTIVES.
[F] THE LIPPER HIGH CURRENT YIELD FUNDS AVERAGE CURRENTLY REFLECTS THE PERFORMANCE OF OVER ___ MUTUAL FUNDS WITH SIMILAR OBJECTIVES.
[G] THE LIPPER GENERAL BOND FUNDS AVERAGE CURRENTLY REFLECTS THE PERFORMANCE OF OVER ___ MUTUAL FUNDS WITH SIMILAR OBJECTIVES.
[H] THE LIPPER U.S. MORTGAGE FUNDS AVERAGE CURRENTLY REFLECTS THE PERFORMANCE OF OVER ___ MUTUAL FUNDS WITH SIMILAR OBJECTIVES.
[I] THE LIPPER GENERAL U.S. GOVERNMENT BOND FUNDS AVERAGE CURRENTLY REFLECTS THE PERFORMANCE OF OVER ___ MUTUAL FUNDS WITH SIMILAR OBJECTIVES. [J] THE LIPPER INTERMEDIATE INVESTMENT GRADE BOND FUNDS AVERAGE CURRENTLY REFLECTS THE PERFORMANCE OF OVER ___ MUTUAL FUNDS WITH SIMILAR OBJECTIVES. [K] THE LIPPER SHORT INVESTMENT GRADE BOND FUNDS AVERAGE CURRENTLY REFLECTS THE PERFORMANCE OF OVER ___ MUTUAL FUNDS WITH SIMILAR OBJECTIVES.
[L] THE LIPPER HIGH YIELD MUNICIPAL BOND FUNDS AVERAGE CURRENTLY REFLECTS THE PERFORMANCE OF OVER ___ MUTUAL FUNDS WITH SIMILAR OBJECTIVES.
[M] THE LIPPER GENERAL MUNICIPAL DEBT FUNDS AVERAGE CURRENTLY REFLECTS THE PERFORMANCE OF OVER ___ MUTUAL FUNDS WITH SIMILAR OBJECTIVES.
[N] THE LIPPER INTERMEDIATE MUNICIPAL DEBT FUNDS AVERAGE CURRENTLY REFLECTS THE PERFORMANCE OF OVER ___ MUTUAL FUNDS WITH SIMILAR OBJECTIVES.
[O] THE LIPPER SHORT MUNICIPAL DEBT FUNDS AVERAGE CURRENTLY REFLECTS THE PERFORMANCE OF OVER ___ MUTUAL FUNDS WITH SIMILAR OBJECTIVES.
[P] THE LIPPER CALIFORNIA MUNICIPAL DEBT FUNDS AVERAGE CURRENTLY REFLECTS THE PERFORMANCE OF OVER ___ MUTUAL FUNDS WITH SIMILAR OBJECTIVES.
[Q] THE LIPPER NEW YORK MUNICIPAL DEBT FUNDS AVERAGE CURRENTLY REFLECTS THE PERFORMANCE OF OVER ___ MUTUAL FUNDS WITH SIMILAR OBJECTIVES.




 FIDELITY ADVISOR FUNDS:
 CLASS A, CLASS T, CLASS B, INSTITUTIONAL CLASS, AND INITIAL CLASS CROSS REFERENCE SHEET

FORM N-1A
ITEM NUMBER  STATEMENT OF ADDITIONAL INFORMATION SECTION

10..................................   Cover Page
 ..

11..................................   Cover Page
 ..

12..................................   Description of the Trust
 ..

13                                     Investment Policies and Limitations
a-c..............................

                                       Portfolio Transactions
d.................................

14                                     Trustees and Officers
a-c..............................

15 a-c                                 Trustees and Officers
 .............................

16 a                                   FMR; Portfolio Transactions
i..............................

                                       Trustees and Officers
ii............................

                                       Management Contracts
iii...........................

                                       Management Contracts
b.................................

     c,                                Contracts with FMR Affiliates
d.............................

                                       Management Contracts
e.................................

                                       Distribution and Service Plans
f.................................

                                       *
g.................................

                                       Description of the Trust
h.................................

                                       Contracts with FMR Affiliates
i.................................

17                                     Portfolio Transactions
a-d.............................

     e.............................    *

18                                     Description of the Trust
a.................................

                                       *
b.................................

19                                     Additional Purchase, Exchange and Redemption
a.................................     Information

                                       Valuation; Additional Purchase, Exchange and
b.................................     Redemption Information

                                       *
c.................................

20..................................   Distributions and Taxes
 ..

21 a,                                  Contracts with FMR Affiliates; Distribution and
b.............................         Service Plans

                                       *
c.................................

22 a                                   *
 .............................

     b                                 Performance
 ................................

23..................................   Financial Statements
 ..


* Not Applicable



FIDELITY ADVISOR FUNDS
   CLASS A, CLASS T, CLASS B, INSTITUTIONAL CLASS, AND INITIAL CLASS STATEMENT OF ADDITIONAL INFORMATION
   FEBRUARY 28, 1997
This Statement of Additional Information (SAI) is not a prospectus but
should be read in conjunction    with the funds' current Prospectuses
(dated February 28, 1997) for Class A, Class T, and Class B, Institutional Class, and Initial Class shares. Initial Class shares are only available to current Initial Class shareholders. Please retain this document for future reference. The funds' financial statements and financial highlights, included in their respective Annual Reports for the most recent fiscal
period, are incorporated herein by reference.     To obtain an additional
copy of this SAI,    a     Prospectus or any Annual Report, please call
Fidelity Distributors Corporation, 82 Devonshire Street, Boston, Massachusetts 02109 or your investment professional.

TABLE OF CONTENTS                                                                      PAGE

Investment Policies and Limitations

   Special Considerations Affecting Canada                                             53

   Special Considerations Affecting Latin America                                      54

   Special Considerations Affecting Japan, the Pacific Basin, and Southeast Asia       55

   Special Considerations Affecting Europe                                             58

   Special Considerations Affecting Africa                                             60

Special Considerations Affecting New York

Special Considerations Affecting California

Special Considerations Affecting Puerto Rico

Portfolio Transactions

Valuation

Performance

Additional Purchase, Exchange, and Redemption Information

Distributions and Taxes

FMR

Trustees and Officers                                                                  153

Management Contracts                                                                   158

Contracts with FMR Affiliates                                                          174

Distribution and Service Plans                                                         179

Description of the Trusts                                                              184

Financial Statements                                                                   187

Appendix                                                                               187


   ACOM-ptb-0297
For more complete information on any Fidelity mutual fund, including charges and expenses, call or write for a free prospectus. Read it carefully before you invest or send money.
GROWTH FUNDS
   Fidelity Advisor TechnoQuantTM Growth Fund
Fidelity Advisor Overseas Fund
   Fidelity Advisor Mid Cap Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Growth Opportunities Fund
Fidelity Advisor Strategic Opportunities Fund
Fidelity Advisor Large Cap Fund

GROWTH AND INCOME FUNDS
   Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
   Fidelity Advisor Balanced Fund (formerly Fidelity Advisor Income &
Growth Fund)

TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
   Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund

MUNICIPAL FUNDS
Fidelity Advisor High Income Municipal Fund
   Fidelity Advisor Municipal Bond Fund
Fidelity Advisor Intermediate Municipal Income Fund
Fidelity Advisor Short-Intermediate
 Municipal Income Fund
Fidelity Advisor New York Municipal Income Fund
Fidelity Advisor California Municipal Income Fund

INVESTMENT ADVISER
Fidelity Management & Research Company (FMR)

INVESTMENT SUB-ADVISERS
Fidelity Management & Research (U.K.) Inc.
 (FMR U.K.)
Fidelity Management & Research (Far East) Inc.
 (FMR Far East)
Fidelity International Investment Advisors (FIIA)
Fidelity International Investment Advisors (U.K.)
 Limited (FIIAL U.K.)
Fidelity Investments Japan Limited (FIJ)

DISTRIBUTOR
Fidelity Distributors Corporation (FDC)

TRANSFER AGENTS
   Fidelity Investments Institutional Operations Company (FIIOC) (Class A, Class T, Class B, and Institutional Class - Taxable Funds)
UMB Bank, n.a. (UMB) (Class A, Class T, Class B, Institutional Class, and Initial Class - Municipal Funds)
Fidelity Service Co. (FSC) (Initial Class - Taxable)
INVESTMENT POLICIES AND LIMITATIONS
The following policies and limitations supplement those set forth in the Prospectus. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of a fund's assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the fund's acquisition of such security or other asset. Accordingly, any subsequent change in values, net assets or other circumstances will not be considered when determining whether the investment complies with a fund's investment policies and limitations.
A fund's fundamental investment policies and limitations cannot be changed without approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940 (1940 Act)) of the fund. However, except for the fundamental investment limitations listed below and the policies restated in the "Fundamental Policies" paragraph on page , the investment policies and limitations described in this SAI are not fundamental and may be changed without shareholder approval.
   TECHNOQUANTTM GROWTH FUND
    THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;
(2) issue senior securities, except as permitted under the Investment Company Act of 1940;
(3) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;
(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;
(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);
(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or
(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.
(9) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.
    THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)). The fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(iv) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(v) The fund does not currently intend to purchase interests in real estate investment trusts that are not readily marketable or interests in real estate limited partnerships that are not listed on an exchange or traded on the NASDAQ National Market System if, as a result, the sum of such interests and other investments considered illiquid under limitation (iv) would exceed 10% of the fund's net assets.
(vi) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 5% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)
(vii) The fund does not currently intend to (a) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (b) purchase or retain securities issued by other open-end investment companies. Limitations (a) and (b) do not apply (i) to securities received as dividends, through offers of exchange, or as a result of a reorganization, consolidation, or merger, or (ii) to securities of other open-end investment companies managed by FMR or a successor or affiliate purchased pursuant to an exemptive order granted by the SEC.
(viii) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.
For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" on page 45.
OVERSEAS FUND
THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than obligations issued or guaranteed by the government of the United States, its agencies or instrumentalities) if, as a result thereof: (i) more than 5% of the fund's total assets would be invested in the securities of such issuer or (ii) the fund would hold more than 10% of the outstanding voting securities of such issuer;
(2) issue senior securities, except as permitted under the Investment Company Act of 1940;
(3) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of the value of its total assets (including the amount borrowed), less liabilities (other than borrowings). Any borrowings that come to exceed 33 1/3% of the fund's total assets by reason of a decline in net assets will be reduced within three days (exclusive of Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(4) underwrite any issue of securities, except to the extent that the fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;
(5) purchase the securities of any issuer (other than obligations issued or guaranteed by the government of the United States, its agencies or instrumentalities) if, as a result thereof, more than 25% of the fund's total assets (taken at current value) would be invested in the securities of issuers having their principal business activities in the same industry;
(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);
(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or
(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.
THE FOLLOWING LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)). The fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(iv) The fund does not currently intend to purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the price at which they are valued.
(v) The fund does not currently intend to invest in interests in real estate investment trusts that are not readily marketable or invest in interests in real estate limited partnerships that are not listed on the New York Stock Exchange or the American Stock Exchange or traded on the NASDAQ National Market System if, as a result, the sum of such interests and other investments considered illiquid under limitation (iv) would exceed 15% of the fund's net assets.
(vi) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 5% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements).
(vii) The fund does not currently intend to (a) purchase securities of
other investment companies, except in the    open market where no
commission except the ordinary broker's commission is paid, or (b) purchase or retain securities issued by other open-end investment companies. Limitations (a) and (b) do not apply (i) to securities received as dividends, through offers of exchange, or as a result of a reorganization, consolidation, or merger, or (ii) to securities of other open-end investment companies managed by FMR or a successor or affiliate purchased pursuant to an exemptive order granted by the SEC.
(viii) The fund does not currently intend to purchase the securities of any issuer (other than securities issued or guaranteed by domestic or foreign governments or political subdivisions thereof) if, as a result, more than 5% of its total assets would be invested in the securities of business enterprises that, including predecessors, have a record of less than three years of continuous operation.
(ix) The fund does not currently intend to purchase warrants, valued at the lower of cost or market, in excess of 10% of the fund's net assets. Included in that amount, but not to exceed 2% of net assets, are warrants whose underlying securities are not traded on principal domestic or foreign exchanges. Warrants acquired by the fund in units or attached to securities are not subject to these restrictions.
(x) The fund does not currently intend to invest in oil, gas or other mineral exploration or development programs or leases.
(xi) The fund does not currently intend to purchase the securities of any issuer if those officers and Trustees of the trust and those officers and directors of FMR who individually own more than 1/2 of 1% of the securities of such issuer together own more than 5% of such issuer's securities.
For purposes of limitation (viii), pass-through entities and other special purpose vehicles or pools of financial assets, such as issuers of asset-backed securities or investment companies, are not considered "business enterprises."
For the fund's limitations on futures and options transactions, see the section entitled "Futures and Options" beginning on page .
MID CAP FUND
THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result,
(a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;
(2) issue senior securities, except as permitted under the Investment Company Act of 1940;
(3) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;
(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;
(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);
(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or
(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.
(9) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund. THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)). The fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(iv) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(v) The fund does not currently intend to purchase interests in real estate investment trusts that are not readily marketable or interests in real estate limited partnerships that are not listed on an exchange or traded on the NASDAQ National Market System if, as a result, the sum of such interests and other investments considered illiquid under limitation (iv) would exceed 10% of the fund's net assets.
(vi) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 5% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)
(vii) The fund does not currently intend to (a) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (b) purchase or retain
securities    issued by other open-end investment companies. Limitations
(a) and (b) do not apply (i) to securities received as dividends, through offers of exchange, or as a result of a reorganization, consolidation, or merger, or (ii) to securities of other open-end investment companies managed by FMR or a successor or affiliate purchased pursuant to an exemptive order granted by the SEC.
(viii) The fund does not currently intend to purchase the securities of any issuer if those officers and Trustees of the trust and those officers and directors of FMR who individually own more than 1/2 of 1% of the securities of such issuer together own more than 5% of such issuer's securities.
(ix) The fund does not currently intend to purchase the securities of any issuer (other than securities issued or guaranteed by domestic or foreign governments or political subdivisions thereof) if, as a result, more than 5% of its total assets would be invested in the securities of business enterprises that, including predecessors, have a record of less than three years continuous operation.
(x) The fund does not currently intend to purchase warrants, valued at the lower of cost or market, in excess of 5% of the fund's net assets. Warrants acquired by the fund in units or attached to securities are not subject to this restriction.
(xi) The fund does not currently intend to invest in oil, gas, or other mineral exploration or development programs or leases.
(xii) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.
For purposes of limitation (ix), pass-through entities and other special purpose vehicles or pools of financial assets, such as issuers of asset-backed securities or investment companies, are not considered "business enterprises."
For the fund's limitations on futures and options transactions, see the section entitled "Futures and Options" beginning on page .
EQUITY GROWTH FUND
THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) purchase the securities of any issuer (other than obligations issued or guaranteed by the Government of the United States, its agencies or instrumentalities) if, as a result (a) more than 5% of the fund's total assets (taken at current value) would be invested in the securities of such issuer, or (b) the fund would hold more than 10% of the voting securities of such issuer;
(2) make short sales of securities (unless it owns or by virtue of its ownership of other securities has the right to obtain, securities equivalent in kind and amount to the securities sold), provided, however, that the fund may purchase or sell futures contracts;
(3) purchase any securities on margin, except for such short-term credits as are necessary for the clearance of transactions, provided, however, that the fund may make initial and variation margin payments in connection with purchases or sales of futures contracts or of options on futures contracts;
(4) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of the value of the fund's total assets (including the amount borrowed) less liabilities (not including borrowings). Any borrowings that come to exceed 33 1/3% of the value of the fund's total assets by reason of a decline in net assets will be reduced within 3 days (exclusive of Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(5) underwrite any issue of securities (to the extent that the fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities);
(6) purchase the securities of any issuer (other than obligations issued or guaranteed by the Government of the United States, its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets (taken at current value) would be invested in the securities of issuers having their principal business activities in the same industry;
(7) purchase or sell real estate (but this shall not prevent the fund from investing in marketable securities issued by companies such as real estate investment trusts which deal in real estate or interests therein and participation interests in pools of real estate mortgage loans);
(8) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities);
(9) lend any security or make any other loan if, as a result, more than 33 1/3% of the fund's total assets would be lent to other parties, except (i) through the purchase of a portion of an issue of debt securities in accordance with its investment objective, policies and limitations, or (ii) by engaging in repurchase agreements with respect to portfolio securities;
(10) purchase securities of other investment companies (except in the open market where no commission other than the ordinary broker's commission is paid, or as a part of a merger or consolidation, and in no event may investments in such securities exceed 10% of the total assets of the fund);
(11) purchase the securities of any issuer if, as a result, more than 5% of the fund's total assets (taken at current value) would be invested in the securities of companies which, including predecessors, have a record of less than three years of continuous operation; or
(12) invest in oil, gas, or other mineral exploration or development programs.
THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(ii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (4)). The fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(iii) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(iv) The fund does not currently intend to purchase interests in real estate investment trusts that are not readily marketable, or interests in real estate limited partnerships that are not listed on an exchange or traded on the NASDAQ National Market System if, as a result, the sum of such interests and other investments considered illiquid under limitation
(iii) would exceed 10% of the fund's net assets.
(v) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 5% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)
(vi) The fund does not currently intend to purchase warrants, valued at the lower of cost or market, in excess of 5% of the fund's net assets. Included in that amount, but not to exceed 2% of the fund's net assets, may be warrants that are not listed on the New York Stock Exchange or the American Stock Exchange. Warrants acquired by the fund in units or attached to securities are not subject to these restrictions.
(vii) The fund does not currently intend to purchase the securities of any issuer if those officers and Trustees of the trust and those officers and directors of FMR who individually own more than 1/2 of 1% of the securities of such issuer together own more than 5% of such issuer's securities.
(viii) The fund does not currently intend to invest in oil, gas or other mineral exploration or development programs or leases.
For the fund's limitations on futures and options transactions, see the section entitled "Futures and Options" beginning on page .
GROWTH OPPORTUNITIES FUND
THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result,
(a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;
(2) issue senior securities, except as permitted under the Investment Company Act of 1940;
(3) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(4) underwrite securities issued by others except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933, in the disposition of restricted securities;
(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;
(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);
(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or
(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.
(9) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund. THE FOLLOWING LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)). The fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(iv) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(v) The fund does not currently intend to purchase interests in real estate investment trusts that are not readily marketable or interests in real estate limited partnerships that are not listed on an exchange or traded on the NASDAQ National Market System if, as a result, the sum of such interests and other investments considered illiquid under limitation (iv) would exceed 10% of the fund's net assets.
(vi) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 5% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments, and in connection therewith, assuming any associated unfunded commitments of the sellers. (This limit does not apply to purchases of debt securities or to repurchase agreements.)
(vii) The fund does not currently intend to (a) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (b) purchase or retain
securities    issued by other open-end investment companies. Limitations
(a) and (b) do not apply (i) to securities received as dividends, through offers of exchange, or as a result of a reorganization, consolidation, or merger, or (ii) to securities of other open-end investment companies managed by FMR or a successor or affiliate purchased pursuant to an exemptive order granted by the SEC.
(viii) The fund does not currently intend to purchase the securities of any issuer (other than securities issued or guaranteed by domestic or foreign governments or political subdivisions thereof) if, as a result, more than 5% of its total assets would be invested in the securities of business enterprises that, including predecessors, have a record of less than three years of continuous operation.
(ix) The fund does not currently intend to purchase warrants, valued at the lower cost or market, in excess of 5% of the fund's net assets. Included in that amount, but not to exceed 2% of net assets, may be warrants that are not listed on the New York Stock Exchange or the American Stock Exchange. Warrants acquired by the fund in units or attached to securities are not subject to these restrictions.
(x) The fund does not currently intend to invest in oil, gas, or other mineral exploration or development programs or leases.
(xi) The fund does not currently intend to purchase the securities of any issuer if those officers and Trustees of the trust and those officers and directors of FMR who individually own more than 1/2 of 1% of the securities of such issuer together own more than 5% of such issuer's securities.
(xii) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.
For purposes of limitation (viii), pass-through entities and other special purpose vehicles or pools of financial assets, such as issuers of asset-backed securities or investment companies, are not considered "business enterprises."
For the fund's limitations on futures and options transactions, see the section entitled "Futures and Options" on page .
STRATEGIC OPPORTUNITIES FUND
THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) purchase the securities of any issuer (other than obligations issued or guaranteed by the government of the United States, its agencies, or instrumentalities) if, as a result thereof, more than 5% of the fund's total assets (taken at current value) would be invested in the securities of such issuer;
(2) purchase the securities of any issuer, if such purchase, at the time thereof, would cause more than 10% of the outstanding voting securities of such issuer to be held in the fund's portfolio;
(3) issue senior securities (except to the extent that issuance of one or more classes of shares of the fund in accordance with an order issued by the Securities and Exchange Commission may be deemed to constitute issuance of a senior security);
(4) make short sales of securities, (unless it owns, or by virtue of its ownership of other securities has the right to obtain, at no additional cost, securities equivalent in kind and amount to the securities sold); provided, however, that the fund may enter into forward foreign currency exchange transactions; and further provided that the fund may purchase or sell futures contracts;
(5) purchase any securities or other property on margin, (except for such short-term credits as are necessary for the clearance of transactions); provided, however, that the fund may make initial and variation margin payments in connection with purchases or sales of futures contracts or options on futures contracts;
(6) borrow money except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of the value of the fund's total assets (including the amount borrowed) less liabilities (not including borrowings). Any borrowings that come to exceed 33 1/3% of the fund's total assets by reason of a decline in net assets, will be reduced within three days (exclusive of Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation. The fund will not purchase securities for investment while borrowings equaling 5% or more of its total assets are outstanding;
(7) underwrite any issue of securities (except to the extent that the fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in the disposition of "restricted securities");
(8) purchase the securities of any issuer (other than obligations issued or guaranteed by the government of the United States, its agencies, or instrumentalities) if, as a result thereof, more than 25% of the fund's total assets would be invested in the securities of one or more issuers having their principal business activities in the same industry;
(9) purchase or sell real estate (but this shall not prevent the fund from investing in marketable securities issued by companies such as real estate investment trusts which deal in real estate or interests therein and participation interests in pools of real estate mortgage loans);
(10) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities);
(11) lend any security or make any other loan if as a result, more than 33 1/3% of the fund's total assets would be lent to other parties except (i) through the purchase of a portion of an issue of debt securities in accordance with its investment objective, policies, and limitations, or
(ii) by engaging in repurchase agreements with respect to portfolio securities;
(12) purchase securities of other investment companies (except in the open market where no commission other than the ordinary broker's commission is paid, or as part of a merger or consolidation, and in no event may investments in such securities exceed 10% of the value of total assets of the fund). The fund may not purchase or retain securities issued by other open-end investment companies;
(13) invest more than 5% of the fund's total assets (taken at market value) in the securities of companies which, including predecessors, have a record of less than three years' continuous operation; or
(14) invest in oil, gas, or other mineral exploration or development programs.
THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (6)). The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(ii) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(iii) The fund does not currently intend to purchase interests in real estate investment trusts that are not readily marketable or interests in real estate limited partnerships that are not listed on an exchange or traded on the NASDAQ National Market System if, as a result, the sum of such interests and other investments considered illiquid under limitation
(ii) would exceed 10% of the fund's net assets.
(iv) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 5% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)
(v) The fund does not currently intend to purchase warrants, valued at the lower of cost or market, in excess of 5% of the fund's net assets. Included in that amount, but not to exceed 2% of the fund's net assets, may be warrants that are not listed on the New York Stock Exchange or the American Stock Exchange. Warrants acquired by the fund in units or attached to securities are not subject to these restrictions.
(vi) The fund does not currently intend to invest in oil, gas, or other mineral exploration or development programs or leases.
(vii) The fund does not currently intend to purchase the securities of any issuer if those officers and Trustees of the trust and those officers and directors of FMR who individually own more than 1/2 of 1% of the securities of such issuer together own more than 5% of such issuer's securities.
For the fund's limitations on futures and options transactions, see the section entitled "Futures and Options" on page .
LARGE CAP FUND
THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result,
(a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;
(2) issue senior securities, except as permitted under the Investment Company Act of 1940;
(3) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;
(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;
(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);
(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or
(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.
(9) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund. THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)). The fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(iv) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(v) The fund does not currently intend to purchase interests in real estate investment trusts that are not readily marketable or interests in real estate limited partnerships that are not listed on an exchange or traded on the NASDAQ National Market System if, as a result, the sum of such interests and other investments considered illiquid under limitation (iv) would exceed 10% of the fund's net assets.
(vi) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 5% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)
(vii) The fund does not currently intend to (a) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (b) purchase or retain
securities    issued by other open-end investment companies. Limitations
(a) and (b) do not apply (i) to securities received as dividends, through offers of exchange, or as a result of a reorganization, consolidation, or merger, or (ii) to securities of other open-end investment companies managed by FMR or a successor or affiliate purchased pursuant to an exemptive order granted by the SEC.
(viii) The fund does not currently intend to purchase the securities of any issuer if those officers and Trustees of the trust and those officers and directors of FMR who individually own more than 1/2 of 1% of the securities of such issuer together own more than 5% of such issuer's securities.
(ix) The fund does not currently intend to purchase the securities of any issuer (other than securities issued or guaranteed by domestic or foreign governments or political subdivisions thereof) if, as a result, more than 5% of its total assets would be invested in the securities of business enterprises that, including predecessors, have a record of less than three years continuous operation.
(x) The fund does not currently intend to purchase warrants, valued at the lower of cost or market, in excess of 5% of the fund's net assets. Warrants acquired by the fund in units or attached to securities are not subject to this restriction.
(xi) The fund does not currently intend to invest in oil, gas, or other mineral exploration or development programs or leases.
(xii) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.
For purposes of limitations (ix), pass-through entities and other special purpose vehicles or pools of financial assets, such as issuers of asset-backed securities or investment companies, are not considered "business enterprises."
For the fund's limitations on futures and options transactions, see the section entitled "Futures and Options" beginning on page .
   GROWTH & INCOME FUND
    THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;
(2) issue senior securities, except as permitted under the Investment Company Act of 1940;
(3) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;
(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;
(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);
(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or
(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.
(9) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.
    THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)). The fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(iv) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(v) The fund does not currently intend to purchase interests in real estate investment trusts that are not readily marketable or interests in real estate limited partnerships that are not listed on an exchange or traded on the NASDAQ National Market System if, as a result, the sum of such interests and other investments considered illiquid under limitation (iv) would exceed 10% of the fund's net assets.
(vi) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 5% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)
(vii) The fund does not currently intend to (a) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (b) purchase or retain securities issued by other open-end investment companies. Limitations (a) and (b) do not apply (i) to securities received as dividends, through offers of exchange, or as a result of a reorganization, consolidation, or merger, or (ii) to securities of other open-end investment companies managed by FMR or a successor or affiliate purchased pursuant to an exemptive order granted by the SEC.
(viii) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.
For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" on page 45.
EQUITY INCOME FUND
THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result,
(a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;
(2) issue senior securities, except as permitted under the Investment Company Act of 1940;
(3) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;
(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;
(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);
(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or
(8) lend any security or make any other loan if, as a result, more than 33 1/3% of total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements. THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)). The fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(iv) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(v) The fund does not currently intend to invest in interests in real estate investment trusts that are not readily marketable or invest in interests in real estate limited partnerships that are not listed on the New York Stock Exchange or the American Stock Exchange or traded on the NASDAQ National Market System if, as a result, the sum of such interests and other investments considered illiquid under limitation (iv) would exceed 10% of the fund's net assets.
(vi) The fund does not currently intend to lend assets other than securities to other parties, except (a) by lending money (up to 7.5% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser, or (b) acquiring loans, loan participations, or other forms of direct debt instruments and in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)
(vii) The fund does not currently intend to (a) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (b) purchase or retain
securities    issued by other open-end investment companies. Limitations
(a) and (b) do not apply (i) to securities received as dividends, through offers of exchange, or as a result of a reorganization, consolidation or merger, or (ii) to securities of other open-end investment companies managed by FMR or a successor or affiliate purchased pursuant to an exemptive order granted by the SEC.
(viii) The fund does not currently intend to purchase the securities of any issuer (other than securities issued or guaranteed by domestic or foreign governments or political subdivisions thereof) if, as a result, more than 5% of its total assets would be invested in the securities of business enterprises that, including predecessors, have a record of less than three years of continuous operation.
(ix) The fund does not currently intend to purchase warrants, valued at the lower of cost or market, in excess of 5% of the fund's net assets. Included in that amount, but not to exceed 2% of the fund's net assets, may be warrants that are not listed on the New York Stock Exchange or the American Stock Exchange. Warrants acquired by the fund in units or attached to securities are not subject to these restrictions.
(x) The fund does not currently intend to purchase the securities of any issuer if those officers and Trustees of the trust and those officers and directors of FMR who individually own more than 1/2 of 1% of the securities of such issuer together own more than 5% of such issuer's securities.
(xi) The fund does not currently intend to invest in oil, gas or other mineral exploration or development programs or leases.
For purposes of limitation (viii), pass-through entities and other special purpose vehicles or pools of financial assets, such as issuers of asset-backed securities or investment companies, are not considered "business enterprises."
For the fund's limitations on futures and options transactions, see the section entitled "Futures and Options" beginning on page .
       BALANCED FUND
THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result,
(a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;
(2) issue senior securities, except as permitted under the Investment Company Act of 1940;
(3) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(4) underwrite securities issued by others except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933, in the disposition of restricted securities;
(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;
(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);
(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or
(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.
(9) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund. THE FOLLOWING LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) The fund does not currently intend to sell securities short unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)). The fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(iv) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(v) The fund does not currently intend to purchase interests in real estate investment trusts that are not readily marketable or interests in real estate limited partnerships that are not listed on an exchange or traded on the NASDAQ National Market System if, as a result, the sum of such interests and other investments considered illiquid under limitation (iv) would exceed 10% of the fund's net assets.
(vi) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 5% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser, or (b) acquiring loans, loan participations or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)
(vii) The fund does not currently intend to (a) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (b) purchase or retain
securities    issued by other open-end investment companies. Limitations
(a) and (b) do not apply (i) to securities received as dividends, through offers of exchange, or as a result of a reorganization, consolidation, or merger, or (ii) to securities of other open-end investment companies managed by FMR or a successor or affiliate purchased pursuant to an exemptive order granted by the SEC.
(viii) The fund does not currently intend to purchase the securities of any issuer (other than securities issued or guaranteed by domestic or foreign governments or political subdivisions thereof) if, as a result, more than 5% of its total assets would be invested in the securities of business enterprises that, including predecessors, have a record of less than three years of continuous operation.
(ix) The fund does not currently intend to purchase warrants, valued at the lower of cost or market, in excess of 5% of its net assets. Included in that amount, but not to exceed 2% of the fund's net assets, may be warrants that are not listed on the New York Stock Exchange or the American Stock Exchange. Warrants acquired by the fund in units or attached to securities are not subject to these restrictions.
(x) The fund does not currently intend to invest in oil, gas, other mineral exploration or development programs or leases.
(xi) The fund does not currently intend to purchase the securities of any issuer if those officers and Trustees of the trust and those officers and directors of FMR who individually own more than 1/2 of 1% of the securities of such issuer together own more than 5% of such issuer's securities.
(xii) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.
For purposes of limitation (viii), pass-through entities and other special purpose vehicles or pools of financial assets, such as issuers of asset-backed securities or investment companies, are not considered "business enterprises."
For the fund's limitations on futures and options transactions, see the section entitled "Futures and Options" beginning on page .
EMERGING MARKETS INCOME FUND
THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) issue senior securities, except as permitted under the Investment Company Act of 1940;
(2) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(3) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;
(4) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;
(5) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);
(6) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or
(7) lend any security or make any other loan if, as a result, more than 33 1/3% of total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.
(8) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund. THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
   (i) In order to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, the fund currently intends to comply with certain diversification limits imposed by Subchapter M.
(ii) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(iii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(iv) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (2)). The fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(v) The fund does not currently intend to purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(vi) The fund does not currently intend to invest in interests in real estate investment trusts that are not readily marketable, or to invest in interests in real estate limited partnerships that are not listed on the New York Stock Exchange or the American Stock Exchange or traded on the NASDAQ National Market System.
(vii) The fund does not currently intend to lend assets other than securities to other parties, except (a) by lending money (up to 7.5% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser, or (b) acquiring loans, loan participations, or other forms of direct debt instruments and in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)
(viii) The fund does not currently intend to (a) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (b) purchase or retain
securities    issued by other open-end investment companies. Limitations
(a) and (b) do not apply (i) to securities received as dividends, through offers of exchange, or as a result of a reorganization, consolidation or merger, or (ii) to securities of other open-end investment companies managed by FMR or a successor or affiliate purchased pursuant to an exemptive order granted by the SEC.
(ix) The fund does not currently intend to purchase the securities of any issuer (other than securities issued or guaranteed by domestic or foreign governments or political subdivisions thereof) if, as a result, more than 5% of its total assets would be invested in the securities of business enterprises that, including predecessors, have a record of less than three years of continuous operation.
(x) The fund does not currently intend to invest in oil, gas or other mineral exploration or development programs or leases.
(xi) The fund does not currently intend to purchase warrants, valued at the lower of cost or market, in excess of 10% of the fund's net assets. Included in that amount, but not to exceed 2% of net assets, are warrants whose underlying securities are not traded on principal domestic or foreign exchanges. Warrants acquired by the fund in units or attached to securities are not subject to these restrictions.
(xii) With respect to 75% of its total assets, the fund does not currently intend to purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, the fund would hold more than 10% of the outstanding voting securities of that issuer.
(xiii) The fund does not currently intend to purchase the securities of any issuer if those officers and Trustees of the trust and those officers and directors of FMR who individually own more than 1/2 of 1% of the securities of such issuer together own more than 5% of such issuer's securities.
(xiv) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.
   For purposes of limitation (i), Subchapter M generally requires the fund to invest no more that 25% of its total assets in securities of any one issuer and to invest at least 50% of its total assets so that no more than 5% of the fund's total assets are invested in securities of any one issuer. However, Subchapter M allows unlimited investments in cash, cash items, government securities (as defined in Subchapter M) and securities of other investment companies. These tax requirements are generally applied at the end of each quarter of the fund's taxable year.
For purposes of limitation (ix), pass-through entities and other special purpose vehicles or pools of financial assets, such as issuers of asset-backed securities or investment companies, are not considered "business enterprises."
For the fund's limitations on futures and options transactions, see the section entitled "Futures and Options" beginning on page .
HIGH YIELD FUND
THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result,
(a) more than 5% of the value of the fund's total assets would be invested in the securities of that issuer, or (b) it would hold more than 10% of the outstanding voting securities of that issuer;
(2) issue senior securities, except as permitted under the Investment Company Act of 1940;
(3) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(4) underwrite securities issued by others except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933, in the disposition of restricted securities;
(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;
(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);
(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or
(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.
(9) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund. THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL:
(i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)). The fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(iv) The fund does not currently intend to purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(v) The fund does not currently intend to invest in interests in real estate investment trusts that are not readily marketable or invest in interests in real estate limited partnerships that are not listed on the New York Stock Exchange or the American Stock Exchange or traded on the NASDAQ National Market System if, as a result, the sum of such interests and other investments considered illiquid under limitation (iv) would exceed 15% of the fund's net assets.
(vi) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 7.5% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)
(vii) The fund does not currently intend to purchase the securities of any issuer (other than securities issued or guaranteed by domestic or foreign governments or political subdivisions thereof) if, as a result, more than 5% of its total assets would be invested in the securities of business enterprises that, including predecessors, have a record of less than three years of continuous operation.
(viii) The fund does not currently intend to purchase warrants, valued at the lower of cost or market, in excess of 5% of the fund's net assets. Included in that amount, but not to exceed 2% of the fund's net assets, may be warrants that are not listed on the New York Stock Exchange or the American Stock Exchange. Warrants acquired by the fund in units or attached to securities are not subject to these restrictions.
(ix) The fund does not currently intend to invest in oil, gas or other mineral exploration or development programs or leases.
(x) The fund does not currently intend to (a) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (b) purchase or retain
securities    issued by other open-end investment companies. Limitations
(a) and (b) do not apply (i) to securities received as dividends, through offers of exchange, or as a result of a reorganization, consolidation, or merger, or (ii) to securities of other open-end investment companies managed by FMR or a successor or affiliate purchased pursuant to an exemptive order granted by the SEC.
(xi) The fund does not currently intend to purchase the securities of any issuer if those officers and Trustees of the trust and those officers and directors of FMR who individually own more than 1/2 of 1% of the securities of such issuer together own more than 5% of such issuer's securities.
(xii) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.
For purposes of limitation (vii), pass-through entities and other special purpose vehicles or pools of financial assets, such as issuers of asset-backed securities or investment companies, are not considered "business enterprises."
For the fund's limitations on futures and options transactions, see the section entitled "Futures and Options" beginning on page .
STRATEGIC INCOME FUND
THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) issue senior securities, except as permitted under the Investment Company Act of 1940;
(2) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(3) underwrite securities issued by others except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933, in the disposition of restricted securities;
(4) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;
(5) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);
(6) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or
(7) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.
(8) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund. THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL:
   (i) In order to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, the fund currently intends to comply with certain diversification limits imposed by Subchapter M.
(ii) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(iii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(iv) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (2)). The fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(v) The fund does not currently intend to purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(vi) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 7.5% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans and loan participations or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded loan commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)
(vii) The fund does not currently intend to (a) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (b) purchase or retain
securities    issued by other open-end investment companies. Limitations
(a) and (b) do not apply (i) to securities received as dividends, through offers of exchange, or as a result of a reorganization, consolidation, or merger, or (ii) to securities of other open-end investment companies managed by FMR or a successor or affiliate purchased pursuant to an exemptive order granted by the SEC.
(viii) The fund does not currently intend to purchase the securities of any issuer if those officers and Trustees of the trust and those officers and directors of FMR who individually own more than 1/2 of 1% of the securities of such issuer together own more than 5% of such issuer's securities.
(ix) The fund does not currently intend to purchase the securities of any issuer (other than securities issued or guaranteed by domestic or foreign governments or political subdivisions thereof) if, as a result, more than 5% of its total assets would be invested in the securities of business enterprises that, including predecessors, have a record of less than three years of continuous operation.
(x) The fund does not currently intend to invest in oil, gas, or other mineral explorations or development programs or leases.
(xi) With respect to 75% of its total assets, the fund does not currently intend to purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, the fund would hold more than 10% of the outstanding voting securities of that issuer.
(xii) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.
   For purposes of limitation (i), Subchapter M generally requires the fund to invest no more that 25% of its total assets in securities of any one issuer and to invest at least 50% of its total assets so that no more than 5% of the fund's total assets are invested in securities of any one issuer. However, Subchapter M allows unlimited investments in cash, cash items, government securities (as defined in Subchapter M) and securities of other investment companies. These tax requirements are generally applied at the end of each quarter of the fund's taxable year.
For purposes of limitation (ix), pass-through entities and other special purpose vehicles or pools of financial assets, such as issuers of asset-backed securities or investment companies, are not considered "business enterprises."
For the fund's limitations on futures and options transactions, see the section entitled "Futures and Options" beginning on page .
       MORTGAGE SECURITIES FUND
    THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result,
(a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;
(2) issue senior securities, except as permitted under the Investment Company Act of 1940;
(3) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;
(5) purchase any security if, as a result thereof, more than 25% of the value of its total assets would be invested in the securities of companies having their principal business activities in the same industry (this limitation does not apply to securities issued or guaranteed by the United States government, its agencies or instrumentalities);
(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);
(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or
(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.
(9) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.
    THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)). The fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(iv) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(v) The fund does not currently intend to lend assets other than securities to other parties, except by (i) lending money (up to 7.5% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (ii) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or mortgage-related securities or direct mortgage investments; or to repurchase agreements.)
(vi) The fund does not currently intend to (a) purchase securities of other investment companies, except in the open market where no commission except the ordinary brokers commission is paid, or (b) purchase or retain securities issued by other open-end investment companies. Limitations (a) and (b) do not apply to (i) securities received as dividends, through offers of exchange, or as a result of a reorganization, consolidation, or merger, or (ii) to securities of other open-end investment companies managed by FMR or a successor or affiliate purchased pursuant to an exemptive order granted by the SEC.
(vii) The fund does not currently intend to invest in oil, gas, or other mineral exploration or development programs or leases.
(viii) The fund does not currently intend to purchase the securities of any issuer if those officers and Trustees of the trust and those officers and directors of FMR who individually own more than 1/2 of 1% of the securities of such issuer together own more than 5% of such issuer's securities.
(ix) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.
For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" on page 45.
GOVERNMENT INVESTMENT FUND
THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result,
(a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;
(2) issue senior securities, except as permitted under the Investment Company Act of 1940.
(3) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(4) underwrite securities issued by others except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;
(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of issuers having their principal business activities in the same industry;
(6) purchase or sell real estate unless acquired as a result of ownership of securities or other investments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies in the real estate business);
(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or
(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or repurchase agreements.
(9) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund. THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)). The fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(iv) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(v) The fund does not currently intend to invest in interests in real estate investment trusts that are not readily marketable or to invest in interests in real estate limited partnerships that are not listed on the New York Stock Exchange or the American Stock Exchange or traded on the NASDAQ National Market System.
(vi) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 7.5% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser, or (b) acquiring loans, loan participations or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)
(vii) The fund does not currently intend to (a) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (b) purchase or retain
securities    issued by other open-end investment companies. Limitations
(a) and (b) do not apply (i) to securities received as dividends, through offers of exchange or as a result of a reorganization, consolidation or merger, or (ii) to securities of other open-end investment companies managed by FMR or a successor or affiliate purchased pursuant to an exemptive order granted by the SEC.
(viii) The fund does not currently intend to purchase the securities of any issuer (other than securities issued or guaranteed by domestic or foreign governments or political subdivisions thereof) if, as a result more than 5% of its total assets would be invested in the securities of business enterprises that, including predecessors, have a record of less than three years of continuous operation.
(ix) The fund does not currently intend to purchase warrants, valued at the lower of cost or market, in excess of 5% of the fund's net assets. Included in that amount, but not to exceed 2% of the fund's net assets, may be warrants that are not listed on the New York Stock Exchange or the American Stock Exchange. Warrants acquired by the fund in units or attached to securities are not subject to these restrictions.
(x) The fund does not currently intend to invest in oil, gas or other mineral exploration or development programs or leases.
(xi) The fund does not currently intend to purchase the securities of any issuer if those officers and Trustees of the trust and those officers and directors of FMR who individually own more than 1/2 of 1% of the securities of such issuer together own more than 5% of such issuer's securities.
(xii) The fund does not currently intend to enter into any futures contract or option on a futures contract if, as a result, the sum of initial margin deposits on futures contracts and related options and premiums paid for options on futures contracts the fund has purchased, after taking into account unrealized profits and losses on such contracts would exceed 5% of the fund's total assets.
(xiii) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.
For purposes of limitation (viii), pass-through entities and other special purpose vehicles or pools of financial assets, such as issuers of asset-backed securities or investment companies, are not considered "business enterprises."
For the fund's limitations on futures and options transactions, see the section entitled "Futures and Options" beginning on page .
INTERMEDIATE BOND FUND
THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result,
(a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;
(2) issue senior securities except as permitted under the Investment Company Act of 1940;
(3) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment), in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;
(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;
(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);
(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or
(8) lend any security or make any other loan if, as a result, more than 33 1/3% of the fund's total assets would be lent to other parties (but this limitation does not apply to purchases of debt securities or to repurchase agreements).
(9) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund. THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(iii) The fund may borrow money only (a) from a bank or from a registered investment company or fund for which FMR or an affiliate serves as investment advisor or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3). The fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(iv) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(v) The fund does not currently intend to lend assets other than securities to other parties, except by: (a) lending money (up to 7.5% of the fund's net assets) to a registered investment company or fund for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments, and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)
(vi) The fund does not currently intend to purchase the securities of any issuer if those officers and Trustees of the trust and those officers and directors of FMR who individually own more than 1/2 of 1% of the securities of such issuer together own more than 5% of such issuer's securities.
(vii) The fund does not currently intend to invest in oil, gas or other mineral exploration or development programs or leases.
(viii) The fund does not currently intend to invest in interests in real estate investment trusts that are not readily marketable or to invest in interests in real estate limited partnerships that are not listed on the New York Stock Exchange or the American Stock Exchange or traded on the NASDAQ National Market System.
(ix) The fund currently does not intend to purchase the securities of any issuer (other than securities issued or guaranteed by domestic or foreign governments or political subdivisions thereof) if, as a result, more than 5% of its total assets would be invested in the securities of business enterprises that, including predecessors, have a record of less than three years of continuous operation.
(x) The fund does not currently intend to (a) purchase securities of other investment companies except in the open market where no commission except the ordinary broker's commission is paid, or (b) purchase or retain
securities is   sued by other open-end investment companies. Limitations
(a) and (b) do not apply (i) to securities received as dividends, through offers of exchange, or as a result of a reorganization, consolidation, or merger, or (ii) to securities of other open-end investment companies managed by FMR or a successor or affiliate purchased pursuant to an exemptive order granted by the SEC.
(xi) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.
For purposes of limitation (ix), pass-through entities and other special purpose vehicles or pools of financial assets, such as issuers of asset-backed securities or investment companies, are not considered "business enterprises."
For the fund's limitations on futures and options transactions, see the section entitled "Futures and Options" beginning on page .
SHORT FIXED-INCOME FUND
THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result,
(a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;
(2) issue senior securities, except as permitted under the Investment Company Act of 1940;
(3) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;
(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;
(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);
(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or
(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.
(9) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund. THE FOLLOWING LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental limitation (3)). The fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(iv) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(v) The fund does not currently intend to lend assets other than securities to other parties, except by (i) lending money (up to 7.5% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (ii) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)
(vi) The fund does not currently intend to (a) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (b) purchase or retain
securities    issued by other open-end investment companies. Limitations
(a) and (b) do not apply (i) to securities received as dividends, through offers of exchange or as a result of a reorganization, consolidation, or merger, or (ii) to securities of other open-end investment companies managed by FMR or a successor or affiliate purchased pursuant to an exemptive order granted by the SEC.
(vii) The fund does not currently intend to purchase the securities of any issuer (other than securities issued or guaranteed by domestic or foreign governments or political subdivisions thereof) if, as a result, more than 5% of its total assets would be invested in the securities of business enterprises that, including predecessors, have a record of less than three years of continuous operation.
(viii) The fund does not currently intend to purchase warrants, valued at the lower of cost or market, in excess of 5% of the fund's net assets. Included in that amount, but not to exceed 2% of the fund's net assets, may be warrants that are not listed on the New York Stock Exchange or the American Stock Exchange. Warrants acquired by the fund in units or attached to securities are not subject to these restrictions.
(ix) The fund does not currently intend to invest in oil, gas, or other mineral exploration or development programs or leases.
(x) The fund does not currently intend to purchase the securities of any issuer if those officers and Trustees of the trust and those officers and directors of FMR who individually own more than 1/2 of 1% of the securities of such issuer together own more than 5% of such issuer's securities.
(xi) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.
For purposes of limitation (vii), pass-through entities and other special purpose vehicles or pools of financial assets, such as issuers of asset-backed securities or investment companies, are not considered "business enterprises."
For the fund's limitations on futures and options transactions, see the section entitled "Futures and Options" on page .
HIGH INCOME MUNICIPAL FUND
THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result,
(a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;
(2) issue senior securities, except as permitted under the Investment Company Act of 1940;
(3) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(4) underwrite securities issued by others (except to the extent that the fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities);
(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or tax-exempt obligations issued or guaranteed by a U.S. territory or possession or a state or local government, or a political subdivision of any of the foregoing) if, as a result, more than 25% of the fund's total assets would be invested in securities of companies whose principal business activities are in the same industry;
(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);
(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or
(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.
(9) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund. THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)). The fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(iv) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(v) The fund does not currently intend to invest in interests of real estate investment trusts that are not readily marketable, or to invest in interests of real estate limited partnerships that are not listed on the New York Stock Exchange or the American Stock Exchange or traded on the NASDAQ National Market System.
(vi) The fund does not currently intend to (a) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (b) purchase or retain
securities    issued by other open-end investment companies. Limitations
(a) and (b) do not apply (i) to securities received as dividends, through offers of exchange, or as a result of a reorganization, consolidation, or merger, or (ii) to securities of other open-end investment companies managed by FMR or a successor or affiliate purchased pursuant to an exemptive order granted by the SEC.
(vii) The fund does not currently intend to engage in repurchase agreements or make loans, but this limitation does not apply to purchases of debt securities.
(viii) The fund does not currently intend to purchase the securities of any issuer (other than securities issued or guaranteed by domestic or foreign governments or political subdivisions thereof) if, as a result, more than 5% of its total assets would be invested in the securities of business enterprises that, including predecessors, have a record of less than three years of continuous operation.
(ix) The fund does not currently intend to invest in oil, gas or other mineral exploration or development programs or leases.
(x) The fund does not currently intend to purchase the securities of any issuer if those officers and Trustees of the trust and those officers and directors of FMR who individually own more than 1/2 of 1% of the securities of such issuer together own more than 5% of such issuer's securities.
(xi) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.
For purposes of limitation (viii), pass-through entities and other special purpose vehicles or pools of financial assets, such as issuers of asset-backed securities or investment companies, are not considered "business enterprises."
For purposes of investment limitations (1) and (5), FMR identifies the issuer of a security depending on its terms and conditions. In identifying the issuer, FMR will consider the entity or entities responsible for payment of interest and repayment of principal and the source of such payments; the way in which assets and revenues of an issuing political subdivision are separated from those of other political entities; and whether a governmental body is guaranteeing the security.
For the fund's limitations on futures and options transactions, see the section entitled "Futures and Options" on page .
       MUNICIPAL BOND FUND
    THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result,
(a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;
(2) issue senior securities, except as permitted under the Investment Company Act of 1940;
(3) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;
(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or tax-exempt obligations issued or guaranteed by a U.S. territory or possession or a state or local government, or a political subdivision of any of the foregoing) if, as a result, more than 25% of the fund's total assets would be invested in securities of companies whose principal business activities are in the same industry;
(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);
(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or
(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.
    THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser, or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)). The fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(iv) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(v) The fund does not currently intend to engage in repurchase agreements or make loans, but this limitation does not apply to purchases of debt securities.
(vi) The fund does not currently intend to (a) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (b) purchase or retain securities issued by other open-end investment companies. Limitations (a) and (b) do not apply (i) to securities received as dividends, through offers of exchange, or as a result of a reorganization, consolidation, or merger, or (ii) to securities of other open-end investment companies managed by FMR or a successor or affiliate purchased pursuant to an exemptive order granted by the SEC.
(vii) The fund does not currently intend to purchase the securities of any issuer (other than securities issued or guaranteed by domestic or foreign governments or political subdivisions thereof) if, as a result, more than 5% of its total assets would be invested in the securities of business enterprises that, including predecessors, have a record of less than three years of continuous operation.
(viii) The fund does not currently intend to invest in oil, gas, or other mineral exploration or development programs or leases.
(ix) The fund does not currently intend to purchase the securities of any issuer if those officers and Trustees of the trust and those officers and directors of FMR who individually own more than 1/2 of 1% of the securities of such issuer together own more than 5% of such issuer's securities.
For purposes of limitations (1) and (5), FMR identifies the issuer of a security depending on its terms and conditions. In identifying the issuer, FMR will consider the entity or entities responsible for payment of interest and repayment of principal and the source of such payments; the way in which assets and revenues of an issuing political subdivision are separated from those of other political entities; and whether a governmental body is guaranteeing the security.
For purposes of limitation (vii), pass-through entities and other special purpose vehicles or pools of financial assets, such as issuers of asset-backed securities or investment companies, are not considered "business enterprises."
For the fund's limitations on futures and options transactions, see the section entitled "Futures and Options" beginning on page 44.
INTERMEDIATE MUNICIPAL INCOME FUND
THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result,
(a) more than 5% of its total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;
(2) issue senior securities, except as permitted under the Investment Company Act of 1940;
(3) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(4) underwrite securities issued by others except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933, in the disposition of restricted securities;
(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or tax-exempt obligations issued or guaranteed by a U.S. territory or possession or a state or local government, or a political subdivision of any of the foregoing) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;
(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);
(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities);
(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements; or
(9) invest in companies for the purpose of exercising control or management.
(10) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund. THE FOLLOWING LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)). The fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(iv) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(v) The fund does not currently intend to invest in interests in real estate investment trusts that are not readily marketable, or to invest in interests in real estate limited partnerships that are not listed on the New York Stock Exchange or the American Stock Exchange or traded on the NASDAQ National Market System.
(vi) The fund does not currently intend to engage in repurchase agreements or make loans, but this limitation does not apply to purchases of debt securities.
(vii) The fund does not currently intend to (a) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (b) purchase or retain
securities    issued by other open-end investment companies. Limitations
(a) and (b) do not apply to (i) securities received as dividends, through offers of exchange, or as a result of a reorganization, consolidation, or merger, or (ii) to securities of other open-end investment companies managed by FMR or a successor or affiliate purchased pursuant to an exemptive order granted by the SEC.
(viii) The fund does not currently intend to purchase the securities of any issuer (other than securities issued or guaranteed by domestic or foreign governments or political subdivisions thereof) if, as a result, more than 5% of its total assets would be invested in the securities of business enterprises that, including predecessors, have a record of less than three years of continuous operation.
(ix) The fund does not currently intend to invest in oil, gas, other mineral exploration or development programs or leases.
(x) The fund does not currently intend to purchase the securities of any issuer if those officers and Trustees of the trust and those officers and Trustees of FMR who individually own more than 1/2 of 1% of the securities of such issuer together own more than 5% of such issuer's securities.
(xi) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.
For purposes of limitation (viii), pass-through entities and other special purpose vehicles or pools of financial assets, such as issuers of asset-backed securities or investment companies, are not considered "business enterprises."
For purposes of investment limitations (1) and (5), FMR identifies the issuer of a security depending on its terms and conditions. In identifying the issuer, FMR will consider the entity or entities responsible for payment of interest and repayment of principal and the source of such payments; the way in which assets and revenues of an issuing political subdivision are separated from those of other political entities; and whether a governmental body is guaranteeing the security.
For the fund's limitations on futures contracts and options, see the section entitled "Futures and Options" beginning on page . SHORT-INTERMEDIATE MUNICIPAL INCOME FUND
THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) issue senior securities, except as permitted under the Investment Company Act of 1940;
(2) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(3) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;
(4) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or tax-exempt obligations issued or guaranteed by a U.S. territory or possession or a state or local government, or a political subdivision of any of the foregoing) if, as a result, more than 25% of the fund's total assets would be invested in securities of companies whose principal business activities are in the same industry;
(5) purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business;
(6) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or
(7) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties (but this limitation does not apply to purchases of debt securities or to repurchase agreements).
(8) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund. THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
   (i) In order to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, the fund currently intends to comply with certain diversification limits imposed by Subchapter M.
(ii) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(iii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(iv) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (2)). The fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(v) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(vi) The fund does not currently intend to engage in repurchase agreements or make loans, but this limitation does not apply to purchases of debt securities.
(vii) The fund does not currently intend to (a) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (b) purchase or retain
securities    issued by other open-end investment companies. Limitations
(a) and (b) do not apply to (i) securities received as dividends, through offers of exchange, or as a result of a reorganization, consolidation, or merger, or (ii) to securities of other open-end investment companies managed by FMR or a successor or affiliate purchased pursuant to an exemptive order granted by the SEC.
(viii) The fund does not currently intend to purchase the securities of any issuer if those officers and Trustees of the trust and those officers and directors of FMR who individually own more than 1/2 of 1% of the securities of such issuer together own more than 5% of such issuer's securities.
(ix) The fund does not currently intend to purchase the securities of any issuer (other than securities issued or guaranteed by domestic or foreign governments or political subdivisions thereof) if, as a result, more than 5% of its total assets would be invested in the securities of business enterprises that, including predecessors, have a record of less than three years continuous operation.
(x) The fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities.)
(xi) The fund does not currently intend to invest in interests of real estate investment trusts that are not readily marketable, or to invest in interests of real estate limited partnerships that are not listed on the New York Stock Exchange or the American Stock Exchange or traded on the NASDAQ National Market System.
(xii) The fund does not currently intend to invest in oil, gas, or other mineral exploration or development programs or leases.
(xiii) With respect to 75% of its total assets, the fund does not currently intend to purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, the fund would hold more than 10% of the outstanding voting securities of that issuer.
(xiv) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.
   For purposes of limitation (i), Subchapter M generally requires the fund to invest no more than 25% of its total assets in securities of any one issuer and to invest at least 50% of its total assets so that no more than 5% of the fund's total assets are invested in securities of any one issuer. However, Subchapter M allows unlimited investments in cash, cash items, government securities (as defined in Subchapter M) and securities of other investment companies. These tax requirements are generally applied at the end of each quarter of the fund's taxable year.
For purposes of limitation (ix), pass-through entities and other special purpose vehicles or pools of financial assets, such as issuers of asset-backed securities or investment companies, are not considered "business enterprises."
For purposes of investment limitations (4) and (i), FMR identifies the issuer of a security depending on its terms and conditions. In identifying the issuer, FMR will consider the entity or entities responsible for payment of interest and repayment of principal and the source of such payments; the way in which assets and revenues of an issuing political subdivision are separated from those of other political entities; and whether a governmental body is guaranteeing the security.
For the fund's limitations on futures and options transactions, see the section entitled "Futures and Options" beginning on page .
NEW YORK MUNICIPAL INCOME FUND
THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) issue senior securities, except as permitted under the Investment Company Act of 1940;
(2) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(3) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;
(4) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or tax-exempt obligations issued or guaranteed by a U.S. territory or possession or a state or local government, or a political subdivision of any of the foregoing) if, as a result, more than 25% of the fund's total assets would be invested in securities of companies whose principal business activities are in the same industry;
(5) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);
(6) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or
(7) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.
(8) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund. THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) To meet federal tax requirements for qualification as a "regulated investment company," the fund limits its investments so that at the close of each quarter of its taxable year: (a) with regard to at least 50% of total assets, no more than 5% of total assets are invested in the securities of a single issuer, and (b) no more than 25% of total assets are invested in the securities of a single issuer. Limitations (a) and (b) do not apply to "government securities" as defined for federal tax purposes.
(ii) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(iii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(iv) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (2)). The fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(v) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(vi) The fund does not currently intend to engage in repurchase agreements or make loans, but this limitation does not apply to purchases of debt securities.
(vii) The fund does not currently intend to (a) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (b) purchase or retain securities issued by other open-end investment companies. Limitations (a) and (b) do not apply to securities received as dividends, through offers of exchange, or as a result of a reorganization, consolidation, or merger.
(viii) The fund does not currently intend to purchase the securities of any issuer if those officers and Trustees of the trust and those officers and directors of FMR who individually own more than 1/2 of 1% of the securities of such issuer together own more than 5% of such issuer's securities.
(ix) The fund does not currently intend to purchase the securities of any issuer (other than securities issued or guaranteed by domestic or foreign governments or political subdivisions thereof) if, as a result, more than 5% of its total assets would be invested in the securities of business enterprises that, including predecessors, have a record of less than three years continuous operation.
(x) The fund does not currently intend to invest in oil, gas, or other mineral exploration or development programs or leases.
(xi) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.
For purposes of limitation (ix), pass-through entities and other special purpose vehicles or pools of financial assets, such as issuers of asset-backed securities or investment companies, are not considered "business enterprises."
For purposes of investment limitations (4) and (i), FMR identifies the issuer of a security depending on its terms and conditions. In identifying the issuer, FMR will consider the entity or entities responsible for payment of interest and repayment of principal and the source of such payments; the way in which assets and revenues of an issuing political subdivision are separated from those of other political entities; and whether a governmental body is guaranteeing the security.
For the fund's limitations on futures and options transactions, see the section entitled "Futures and Options" beginning on page .
CALIFORNIA MUNICIPAL INCOME FUND
THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) issue senior securities, except as permitted under the Investment Company Act of 1940;
(2) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(3) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;
(4) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or tax-exempt obligations issued or guaranteed by a U.S. territory or possession or a state or local government, or a political subdivision of any of the foregoing) if, as a result, more than 25% of the fund's total assets would be invested in securities of companies whose principal business activities are in the same industry;
(5) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);
(6) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or
(7) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.
(8) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund. THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) To meet federal tax requirements for qualification as a " regulated investment company," the fund limits its investments so that at the close of each quarter of its taxable year: (a) with regard to at least 50% of total assets, no more than 5% of total assets are invested in the securities of a single issuer, and (b) no more than 25% of total assets are invested in the securities of a single issuer. Limitations (a) and (b) do not apply to "government securities" as defined for federal tax purposes.
(ii) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(iii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(iv) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (2)). The fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(v) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(vi) The fund does not currently intend to engage in repurchase agreements or make loans, but this limitation does not apply to purchases of debt securities.
(vii) The fund does not currently intend to (a) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (b) purchase or retain securities issued by other open-end investment companies. Limitations (a) and (b) do not apply to securities received as dividends, through offers of exchange, or as a result of a reorganization, consolidation, or merger.
(viii) The fund does not currently intend to purchase the securities of any issuer if those officers and Trustees of the trust and those officers and directors of FMR who individually own more than 1/2 of 1% of the securities of such issuer together own more than 5% of such issuer's securities.
(ix) The fund does not currently intend to purchase the securities of any issuer (other than securities issued or guaranteed by domestic or foreign governments or political subdivisions thereof) if, as a result, more than 5% of its total assets would be invested in the securities of business enterprises that, including predecessors, have a record of less than three years of continuous operation.
(x) The fund does not currently intend to invest in oil, gas, or other mineral exploration or development programs or leases.
(xi) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.
For purposes of limitation (ix), pass-through entities and other special purpose vehicles or pools of financial assets, such as issuers of asset-backed securities or investment companies, are not considered "business enterprises."
For purposes of investment limitations (4) and (i), FMR identifies the issuer of a security depending on its terms and conditions. In identifying the issuer, FMR will consider the entity or entities responsible for payment of interest and repayment of principal and the source of such payments; the way in which assets and revenues of an issuing political subdivision are separated from those of other political entities; and whether a governmental body is guaranteeing the security.
For the fund's limitations on futures and options transaction, see the section entitled "Futures and Options" beginning on page .
       THE FOLLOWING PAGES CONTAIN MORE DETAILED INFORMATION ABOUT TYPES OF
INSTRUMENTS IN WHICH A FUND MAY IN   VEST, STRATEGIES FMR MAY EMPLOY IN
PURSUIT OF A FUND'S INVESTMENT OBJECTIVE, AND A SUMMARY OF RELATED RISKS. FMR MAY NOT BUY ALL OF THESE INSTRUMENTS OR USE ALL OF THESE TECHNIQUES
UNLESS IT BELIEVES THAT DOING SO WILL HELP     THE FUND ACHIEVE ITS
GOAL.
AFFILIATED BANK TRANSACTIONS. A fund may engage in transactions with financial institutions that are, or may be considered to be, "affiliated persons" of the fund under the 1940 Act. These transactions may include repurchase agreements with custodian banks; short-term obligations of, and repurchase agreements with, the 50 largest U.S. banks (measured by deposits); municipal securities; U.S. Government securities with affiliated financial institutions that are primary dealers in these securities; short-term currency transactions; and short-term borrowings. In accordance with exemptive orders issued by the Securities and Exchange Commission
(SEC), the Board of Trustees has established and periodically reviews procedures applicable to transactions involving affiliated financial institutions.
ASSET-BACKED SECURITIES represent interests in pools of consumer loans (generally unrelated to mortgage loans) and most often are structured as pass-through securities. Interest and principal payments ultimately depend upon payment of the underlying loans by individuals, although the securities may be supported by letters of credit or other credit enhancements. The value of asset-backed securities may also depend on the creditworthiness of the servicing agent for the loan pool, the originator of the loans, or the financial institution providing the credit enhancement.
CLOSED-END INVESTMENT COMPANIES. A fund may purchase the shares of closed-end investment companies to facilitate investment in certain countries. Shares of closed-end investment companies may trade at a premium or a discount to their net asset value.
DELAYED-DELIVERY TRANSACTIONS. A fund may buy and sell securities on a delayed-delivery or when-issued basis. These transactions involve a commitment by a fund to purchase or sell specific securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. Typically, no interest accrues to the purchaser until the security is delivered. A fund may receive fees for entering into delayed-delivery transactions.
When purchasing securities on a delayed-delivery basis, a fund assumes the rights and risks of ownership, including the risk of price and yield fluctuations. Because a fund is not required to pay for securities until the delivery date, these risks are in addition to the risks associated with the fund's other investments. If a fund remains substantially fully invested at a time when delayed-delivery purchases are outstanding, the delayed-delivery purchases may result in a form of leverage. When delayed-delivery purchases are outstanding, a fund will set aside appropriate liquid assets in a segregated custodial account to cover its purchase obligations. When a fund has sold a security on a delayed-delivery basis, the fund does not participate in further gains or losses with respect to the security. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, a fund could miss a favorable price or yield opportunity, or could suffer a loss.
A fund may renegotiate delayed-delivery transactions after they are entered into, and may sell underlying securities before they are delivered, which may result in capital gains or losses.
       DIRECT INVESTMENT IN MORTGAGES.    Although Mortgage Securities has
no current intention to invest directly in mortgages, it may in the future invest up to 10% of the value of total assets directly in mortgages securing residential real estate. These mortgages are normally available from lending institutions which group together a number of mortgages (usually 10 to 50) for resale and which act as servicing agent for the purchaser with respect to, among other things, the receipt of principal and interest payments. The vendor of such mortgages receives a fee from the fund for acting as servicing agent. The vendor does not provide any insurance or guarantees covering the repayment of principal or interest on the mortgages. Unlike pass-through securities, these constitute direct investment in mortgages inasmuch as the fund, rather than a financial intermediary, becomes the mortgagee. At present, such investments are considered to be illiquid by FMR. The fund will invest in such mortgages only if FMR has determined through an examination of the mortgage loans and their originators (which may include an examination of such factors as percentage of family income dedicated to loan service and the relationship between loan value and market value) that purchase of the mortgages should not present a significant risk of loss to the fund.
EXPOSURE TO FOREIGN MARKETS. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations may involve significant risks in addition to the risks inherent in U.S. investments. The value of securities denominated in foreign currencies, and of dividends and interest paid with respect to such securities will fluctuate based on the relative strength of the U.S. dollar.
Foreign investments involve a risk of local political, economic, or social instability, military action or unrest, or adverse diplomatic developments, and may be affected by actions of foreign governments adverse to the interests of U.S. investors. Such actions may include the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. There is no assurance that FMR will be able to anticipate these potential events or counter their effects. These risks are magnified for investments in developing countries, which may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities.
Economies of particular countries or areas of the world may differ favorably or unfavorably from the economy of the United States. Foreign markets may offer less protection to investors than U.S. markets. It is anticipated that in most cases the best available market for foreign securities will be on an exchange or in over-the-counter markets located outside of the United States. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. issuers. Foreign security trading practices, including those involving securities settlement where fund assets may be released prior to receipt of payment, may result in increased risk in the event of a failed trade or the insolvency of a foreign broker-dealer, and may involve substantial delays. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions and custodial costs, are generally higher than for U.S. investors. In general, there is less overall governmental supervision and regulation of securities exchanges, brokers, and listed companies than in the United States. It may also be difficult to enforce legal rights in foreign countries. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to U.S. issuers.
Some foreign securities impose restrictions on transfer within the United States or to U.S. persons. Although securities subject to such transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions.
   American Depositary Receipts (ADRs), as well as other "hybrid" forms of ADRs, including European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs), are certificates evidencing ownership of shares of a
foreign     issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer's home country. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include foreign exchange risk as well as the political and economic risks of the underlying issuer's country.
       FANNIE MAES AND FREDDIE MACS    are pass-through securities issued
by the Federal National Mortgage Association (FNMA) and the Federal Home Loan Mortgage Corporation (FHLMC), respectively. FNMA and FHLMC, which guarantee payment of interest and principal on Fannie Maes and Freddie Macs, are federally chartered corporations supervised by the U.S. Government and acting as governmental instrumentalities under authority granted by Congress. FNMA is authorized to borrow from the U.S. Treasury to meet its obligations. Fannie Maes and Freddie Macs are not backed by the full faith and credit of the U.S. Government; however, their close relationship with the U.S. Government makes them high quality securities with minimal credit risks.
FEDERALLY TAXABLE OBLIGATIONS. Under normal conditions, the municipal funds do not intend to invest in securities whose interest is federally taxable. However, from time to time on a temporary basis, each municipal fund may invest a portion of its assets in fixed-income obligations whose interest is subject to federal income tax.
Should a municipal fund invest in federally taxable obligations, it would purchase securities that, in FMR's judgment, are of high quality. These would include those obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities; obligations of domestic banks; and
repurchase agreements. The funds' standards for    high-quality, taxable
obligations are essentially the same as those described by Moody's Investor
Service (Moody's) in     rating corporate obligations within its two
highest ratings of Prime-1 and Prime-2, and those described by Standard &
   Poor's (S&P) in rating corporate obligations within its two highest ratings of A-1 and A-2.
Proposals to restrict or eliminate the federal income tax exemption for interest on municipal obligations are introduced before Congress from time to time. Proposals also may be introduced before state legislatures that would affect the state tax treatment of the municipal funds' distributions. If such proposals were enacted, the availability of municipal obligations and the value of the municipal funds' holdings would be affected and the Trustees would reevaluate the municipal funds' investment objectives and policies.
FOREIGN CURRENCY TRANSACTIONS. A fund may conduct foreign currency transactions on a spot (i.e., cash) basis or by entering into forward contracts to purchase or sell foreign currencies at a future date and price. A fund will convert currency on a spot basis from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers generally do not charge a fee for conversion, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a fund at one rate, while offering a lesser rate of exchange should the fund desire to resell that currency to the dealer. Forward contracts are generally traded in an interbank market conducted directly between currency traders (usually large commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated currency exchange.
A fund may use currency forward contracts for any purpose consistent with its investment objective. The following discussion summarizes the principal currency management strategies involving forward contracts that could be used by a fund. A fund may also use swap agreements, indexed securities, and options and futures contracts relating to foreign currencies for the same purposes.
When a fund agrees to buy or sell a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security. By entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars, of the amount of foreign currency involved in the underlying security transaction, a fund will be able to protect itself against an adverse change in foreign currency values between the date the security is purchased or sold and the date on which payment is made or received. This technique is sometimes referred to as a "settlement hedge" or "transaction hedge." A fund may also enter into forward contracts to purchase or sell a foreign currency in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected by FMR.
A fund may also use forward contracts to hedge against a decline in the value of existing investments denominated in foreign currency. For example, if a fund owned securities denominated in pounds sterling, it could enter into a forward contract to sell pounds sterling in return for U.S. dollars to hedge against possible declines in the pound's value. Such a hedge, sometimes referred to as a "position hedge," would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. A fund could also hedge the position by selling another currency expected to perform similarly to the pound sterling - for example, by entering into a forward contract to sell Deutschemarks or European Currency Units in return for U.S. dollars. This type of hedge, sometimes referred to as a "proxy hedge," could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a simple hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.
A fund may enter into forward contracts to shift its investment exposure from one currency into another. This may include shifting exposure from U.S. dollars to a foreign currency, or from one foreign currency to another foreign currency. For example, if a fund held investments denominated in Deutschemarks, a fund could enter into forward contracts to sell Deutschemarks and purchase Swiss Francs. This type of strategy, sometimes known as a "cross-hedge," will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased much as if a fund had sold a security denominated in one currency and purchased an equivalent security denominated in another. Cross-hedges protect against losses resulting from a decline in the hedged currency, but will cause a fund to assume the risk of fluctuations in the value of the currency it purchases.
Under certain conditions, SEC guidelines require mutual funds to set aside appropriate liquid assets in a segregated custodial account to cover currency forward contracts. As required by SEC guidelines, the funds will segregate assets to cover currency forward contracts, if any, whose purpose is essentially speculative. A fund will not segregate assets to cover forward contracts entered into for hedging purposes, including settlement hedges, position hedges, and proxy hedges.
Successful use of currency management strategies will depend on FMR's skill in analyzing and predicting currency values. Currency management strategies may substantially change a fund's investment exposure to changes in currency exchange rates, and could result in losses to a fund if currencies do not perform as FMR anticipates. For example, if a currency's value rose at a time when FMR had hedged a fund by selling that currency in exchange for dollars, a fund would be unable to participate in the currency's appreciation. If FMR hedges currency exposure through proxy hedges, a fund could realize currency losses from the hedge and the security position at the same time if the two currencies do not move in tandem. Similarly, if FMR increases a fund's exposure to a foreign currency, and that currency's value declines, a fund will realize a loss. There is no assurance that FMR's use of currency management strategies will be advantageous to the funds or that it will hedge at an appropriate time.
FOREIGN REPURCHASE AGREEMENTS. Foreign repurchase agreements may include agreements to purchase and sell foreign securities in exchange for fixed U.S. dollar amounts, or in exchange for specified amounts of foreign currency. Unlike typical U.S. repurchase agreements, foreign repurchase agreements may not be fully collateralized at all times. The value of the security purchased by the fund may be more or less than the price at which the counterparty has agreed to repurchase the security. In the event of a default by the counterparty, the fund may suffer a loss if the value of the security purchased is less than the agreed-upon repurchase price, or if the fund is unable to successfully assert a claim to the collateral under foreign laws. As a result, foreign repurchase agreements may involve higher credit risks than repurchase agreements in U.S. markets, as well as risks associated with currency fluctuations. In addition, as with other emerging market investments, repurchase agreements with counterparties located in emerging markets or relating to emerging market securities may involve issuers or counterparties with lower credit ratings than typical U.S. repurchase agreements.
FUNDS' RIGHTS AS SHAREHOLDERS. The funds do not intend to direct or administer the day-to-day operations of any company. A fund, however, may exercise its rights as a shareholder and may communicate its views on important matters of policy to management, the Board of Directors, and shareholders of a company when FMR determines that such matters could have a significant effect on the value of the fund's investment in the company. The activities that a fund may engage in, either individually or in conjunction with others, may include, among others, supporting or opposing proposed changes in a company's corporate structure or business activities; seeking changes in a company's directors or management; seeking changes in a company's direction or policies; seeking the sale or reorganization of the company or a portion of its assets; or supporting or opposing third-party takeover efforts. This area of corporate activity is increasingly prone to litigation and it is possible that a fund could be involved in lawsuits related to such activities. FMR will monitor such activities with a view to mitigating, to the extent possible, the risk of litigation against a fund and the risk of actual liability if a fund is involved in litigation. No guarantee can be made, however, that litigation against a fund will not be undertaken or liabilities incurred.
FUTURES AND OPTIONS. The following paragraphs pertain to futures and options; Asset Coverage for Futures and Options Positions, Combined Positions, Correlation of Price Changes, Futures Contracts, Futures Margin Payments, Limitations on Futures and Options Transactions, Liquidity of Options and Futures Contracts, Options and Futures Relating to Foreign Currencies, OTC Options, Purchasing Put and Call Options, and Writing Put and Call Options.
ASSET COVERAGE FOR FUTURES AND OPTIONS POSITIONS. Each fund will comply with guidelines established by the SEC with respect to coverage of options and futures strategies by mutual funds, and, if the guidelines so require, will set aside appropriate liquid assets in a segregated custodial account in the amount prescribed. Securities held in a segregated account cannot be sold while the futures or option strategy is outstanding, unless they are replaced with other suitable assets. As a result, there is a possibility that segregation of a large percentage of a fund's assets could impede portfolio management or the fund's ability to meet redemption requests or other current obligations.
COMBINED POSITIONS. A fund may purchase and write options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, a fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.
CORRELATION OF PRICE CHANGES. Because there are a limited number of types of exchange-traded options and futures contracts, it is likely that the standardized contracts available will not match a fund's current or anticipated investments exactly. A fund may invest in options and futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in which it typically invests, which involves a risk that the options or futures position will not track the performance of a fund's other investments.
Options and futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match a fund's investments well. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A fund may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a fund's options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments. FUTURES CONTRACTS. When a fund purchases a futures contract, it agrees to purchase a specified underlying instrument at a specified future date. When a fund sells a futures contract, it agrees to sell the underlying instrument at a specified future date. The price at which the purchase and sale will take place is fixed when a fund enters into the contract. Some currently available futures contracts are based on specific securities,
such as U.S. Treasury bonds or notes,    and some are based on indices of
securities prices, such as the Standard & Poor's 500 Index (S&P
500(registered trademark)) or the Bond     Buyer Municipal Bond Index.
Futures can be held until their delivery dates, or can be closed out before then if a liquid secondary market is available.
The value of a futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase a fund's exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When a fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market. Selling futures contracts, therefore, will tend to offset both positive and negative market price changes, much as if the underlying instrument had been sold.
FUTURES MARGIN PAYMENTS. The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the purchaser and seller are required to deposit "initial margin" with a futures broker, known as a futures commission merchant (FCM), when the contract is entered into. Initial margin deposits are typically equal to a percentage of the contract's value. If the value of either party's position declines, that party will be required to make additional "variation margin" payments to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. Initial and variation margin payments do not constitute purchasing securities on margin for purposes of a fund's investment limitations. In the event of the bankruptcy of an FCM that holds margin on behalf of a fund, the fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCM's other customers, potentially resulting in losses to the fund.
LIMITATIONS ON FUTURES AND OPTIONS TRANSACTIONS. Each fund has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" with the Commodity Futures Trading Commission
(CFTC) and the National Futures Association, which regulate trading in the futures markets. Each fund intends to comply with Rule 4.5 under the Commodity Exchange Act, which limits the extent to which the fund can commit assets to initial margin deposits and option premiums.
In addition, each fund will not: (a) sell futures contracts, purchase put options, or write call options if, as a result, more than 25% of the fund's total assets would be hedged with futures and options under normal conditions; (b) purchase futures contracts or write put options if, as a result, the fund's total obligations upon settlement or exercise of purchased futures contracts and written put options would exceed 25% of its total assets; or (c) purchase call options if, as a result, the current value of option premiums for call options purchased by the fund would exceed 5% of the fund's total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to securities that incorporate features similar to options.
The above limitations on each fund's investments in futures contracts and options, and each fund's policies regarding futures contracts and options discussed elsewhere in this SAI, may be changed as regulatory agencies permit.
LIQUIDITY OF OPTIONS AND FUTURES CONTRACTS. There is no assurance a liquid secondary market will exist for any particular options or futures contract at any particular time. Options may have relatively low trading volume and liquidity if their strike prices are not close to the underlying instrument's current price. In addition, exchanges may establish daily price fluctuation limits for options and futures contracts, and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible for a fund to enter into new positions or close out existing positions. If the secondary market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially could require a fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, a fund's access to other assets held to cover its options or futures positions could also be impaired.
OPTIONS AND FUTURES RELATING TO FOREIGN CURRENCIES. Currency futures contracts are similar to forward currency exchange contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures contracts call for payment or delivery in U.S. dollars. The underlying instrument of a currency option may be a foreign currency, which generally is purchased or delivered in exchange for U.S. dollars, or may be a futures contract. The purchaser of a currency call obtains the right to purchase the underlying currency, and the purchaser of a currency put obtains the right to sell the underlying currency.
The uses and risks of currency options and futures are similar to options and futures relating to securities or indices, as discussed above. A fund may purchase and sell currency futures and may purchase and write currency options to increase or decrease its exposure to different foreign currencies. A fund may also purchase and write currency options in conjunction with each other or with currency futures or forward contracts. Currency futures and options values can be expected to correlate with exchange rates, but may not reflect other factors that affect the value of a fund's investments. A currency hedge, for example, should protect a Yen-denominated security from a decline in the Yen, but will not protect a fund against a price decline resulting from deterioration in the issuer's creditworthiness. Because the value of a fund's foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value of the fund's investments exactly over time.
OTC OPTIONS. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of over-the-counter options (OTC) (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows a fund greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.
PURCHASING PUT AND CALL OPTIONS. By purchasing a put option, a fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the fund pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indices of securities prices, and futures contracts. A fund may terminate its position in a put option it has purchased by allowing it to expire or by exercising the option. If the option is allowed to expire, the fund will lose the entire premium it paid. If the fund exercises the option, it completes the sale of the underlying instrument at the strike price. A fund may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists.
The buyer of a typical put option can expect to realize a gain if security prices fall substantially. However, if the underlying instrument's price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium paid, plus related transaction costs).
The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.
WRITING PUT AND CALL OPTIONS. When a fund writes a put option, it takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the fund assumes the obligation to pay the strike price for the option's underlying instrument if the other party to the option chooses to exercise it. When writing an option on a futures contract, a fund will be required to make margin payments to an FCM as described above for futures contracts. A fund may seek to terminate its position in a put option it writes before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for a put option a fund has written, however, the fund must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to set aside assets to cover its position.
If security prices rise, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline. Writing a call option obligates a fund to sell or deliver the option's underlying instrument, in return for the strike price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, a call writer mitigates the effects of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.
ILLIQUID INVESTMENTS are investments that cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. Under the supervision of the Board of Trustees, FMR determines the liquidity of a fund's investments and, through reports from FMR, the Board monitors investments in illiquid instruments. In determining the liquidity of a fund's investments, FMR may consider various factors, including (1) the frequency of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, (4) the nature of the security (including any demand or tender features) and (5) the nature of the marketplace for trades (including the ability to assign or offset the fund's rights and obligations relating to the investment).
Investments currently considered by a fund to be illiquid include repurchase agreements not entitling the holder to payment of principal and interest within seven days, non-government-stripped fixed-rate mortgage-backed securities, and over-the-counter options. Also, FMR may determine some restricted securities, municipal lease obligations, government-stripped fixed-rate mortgage-backed securities, loans and other direct debt instruments, emerging market securities, and swap agreements to be illiquid. However, with respect to over-the-counter options a fund writes, all or a portion of the value of the underlying instrument may be illiquid depending on the assets held to cover the option and the nature and terms of any agreement the fund may have to close out the option before expiration.
In the absence of market quotations, illiquid investments are priced at fair value as determined in good faith by a committee appointed by the Board of Trustees. If, through a change in values, net assets or other circumstances, a fund were in a position where more than 10% or 15% of its net assets (see each fund's non-fundamental investment limitations) was invested in illiquid securities, it would seek to take appropriate steps to protect liquidity.
INDEXED SECURITIES. A fund may purchase securities whose prices are indexed to the prices of other securities, securities indices, currencies, precious metals or other commodities, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic. Gold indexed securities, for example, typically provide for a maturity value that depends on the price of gold, resulting in a security whose price tends to rise and fall together with gold prices. Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities of equivalent issuers. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other.
The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the United States and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and certain U.S. Government agencies. Indexed securities may be more volatile than the underlying instruments.
       INTERFUND BORROWING AND LENDING PROGRAM.    Pursuant to an exemptive
order issued by the SEC, each fund has received permission to lend money to, and borrow money from, other funds advised by FMR or its affiliates. High Income Municipal, Municipal Bond, Intermediate Municipal Income, Short-Intermediate Municipal Income, New York Municipal Income, and California Municipal Income currently intend to participate in this program only as borrowers. A fund will borrow through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one day's notice. A fund will lend through the program only when the returns are higher than those available from an investment in repurchase agreements. A fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.
INVERSE FLOATERS have variable interest rates that typically move in the
opposite direction from prevailing short-   term interest rate levels -
rising when prevailing short-term interest rates fall, and vice versa. This
interest rate feature     can make the prices of inverse floaters
considerably more volatile than those of bonds with comparable maturities. ISSUER LOCATION. FMR determines where an issuer is located by looking at
such factors as its country of organiza   tion, the primary trading market
for its securities, and the location of its assets, personnel, sales, and earnings. The issuer of a security is considered to be located in a particular country if: (1) the security is issued or guaranteed by the government of the country or any of its agencies, political subdivisions, or instrumentalities, (2) the security has its primary trading market in that country; or (3) the issuer is organized under the laws of the country, derives at least 50% of its revenues or profits from goods sold, investments made or services performed in the country, or has at least 50%
o    f its assets located in the country.
LOANS AND OTHER DIRECT DEBT INSTRUMENTS. Direct debt instruments are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates (loans and loan participations), to suppliers of goods or services (trade claims or other receivables), or to other parties. Direct debt instruments are subject to each fund's policies regarding the quality of debt securities.
Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the borrower for payment of principal and interest. Direct debt instruments may not be rated by any nationally recognized rating service. If a fund does not receive scheduled interest or principal payments on such indebtedness, the fund's share price and yield could be adversely affected. Loans that are fully secured offer a fund more protections than an unsecured loan in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the borrower's obligation, or that the collateral could be liquidated. Indebtedness of borrowers whose creditworthiness is poor involves substantially greater risks and may be highly speculative. Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Direct indebtedness of developing countries also involves a risk that the governmental entities responsible for the repayment of the debt may be unable, or unwilling, to pay interest and repay principal when due.
Investments in loans through direct assignment of a financial institution's interests with respect to a loan may involve additional risks to a fund. For example, if a loan is foreclosed, the fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, the fund could be held liable as a co-lender. Direct debt instruments may also involve a risk of insolvency of the lending bank or other intermediary. Direct debt instruments that are not in the form of securities may offer less legal protection to a fund in the event of fraud or misrepresentation. In the absence of definitive regulatory guidance, each fund relies on FMR's research in an attempt to avoid situations where fraud or misrepresentation could adversely affect the fund.
A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless, under the terms of the loan or other indebtedness, a fund has direct recourse against the borrower, it may have to rely on the agent to apply appropriate credit remedies against a borrower. If assets held by the agent for the benefit of a fund were determined to be subject to the claims of the agent's general creditors, the fund might incur certain costs and delays in realizing payment on the loan or loan participation and could suffer a loss of principal or interest.
Direct indebtedness purchased by a fund may include letters of credit, revolving credit facilities, or other standby financing commitments obligating the fund to pay additional cash on demand. These commitments may have the effect of requiring the fund to increase its investment in a borrower at a time when it would not otherwise have done so, even if the borrower's condition makes it unlikely that the amount will ever be repaid. A fund will set aside appropriate liquid assets in a segregated custodial account to cover its potential obligations under standby financing commitments.
Each fund limits the amount of total assets that it will invest in any one issuer or in issuers within the same industry (see each fund's investment limitations). For purposes of these limitations, a fund generally will treat the borrower as the "issuer" of indebtedness held by the fund. In the case of loan participations where a bank or other lending institution serves as financial intermediary between a fund and the borrower, if the participation does not shift to the fund the direct debtor-creditor relationship with the borrower, SEC interpretations require the fund, in appropriate circumstances, to treat both the lending bank or other lending institution and the borrower as "issuers" for these purposes. Treating a financial intermediary as an issuer of indebtedness may restrict a fund's ability to invest in indebtedness related to a single financial intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.
       LOWER-QUALITY DEBT SECURITIES.    A fund may purchase lower-quality
debt securities that have poor protection with respect to the payment of interest and repayment of principal. These securities are often considered to be speculative and involve greater risk of loss or price changes due to changes in the issuer's capacity to pay. The market prices of lower-quality debt securities may fluctuate more than those of higher-quality debt securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates.
While the market for high-yield corporate debt securities has been in existence for many years and has weathered previous economic downturns, the 1980s brought a dramatic increase in the use of such securities to fund highly leveraged corporate acquisitions and restructurings. Past experience may not provide an accurate indication of the future performance of the high-yield bond market, especially during periods of economic recession. The market for lower-quality debt securities may be thinner and less active than that for higher-quality debt securities, which can adversely affect the prices at which the former are sold. If market quotations are not available, lower-quality debt securities will be valued in accordance with procedures established by the Board of Trustees, including the use of outside pricing services. Judgment plays a greater role in valuing high-yield corporate debt securities than is the case for securities for which more external sources for quotations and last-sale information are available. Adverse publicity and changing investor perceptions may affect the ability of outside pricing services to value lower-quality debt securities and a fund's ability to dispose of these securities.
Since the risk of default is higher for lower-quality debt securities, FMR's research and credit analysis are an especially important part of managing securities of this type held by a fund. In considering investments for a fund, FMR will attempt to identify those issuers of high-yielding securities whose financial condition is adequate to meet future obligations, has improved, or is expected to improve in the future. FMR's analysis focuses on relative values based on such factors as interest or dividend coverage, asset coverage, earnings prospects, and the experience and managerial strength of the issuer.
Each fund may choose, at its expense or in conjunction with others, to pursue litigation or otherwise to exercise its rights as a security holder to seek to protect the interests of security holders if it determines this to be in the best interest of the fund's shareholders.
       LOWER-QUALITY MUNICIPAL SECURITIES.    A fund may invest a portion
of its assets in lower-quality municipal securities as described in the Prospectus.
While the market for municipals is considered to be substantial, adverse publicity and changing investor perceptions may affect the ability of outside pricing services used by a fund to value its portfolio securities, and a fund's ability to dispose of lower-quality bonds. The outside pricing services are monitored by FMR and reported to the Board to determine whether the services are furnishing prices that accurately reflect fair value. The impact of changing investor perceptions may be especially pronounced in markets where municipal securities are thinly traded.
A fund may choose, at its expense or in conjunction with others, to pursue litigation or otherwise exercise its rights as a security holder to seek to protect the interests of security holders if it determines this to be in the best interest of the fund's shareholders.
MORTGAGE-BACKED SECURITIES. A fund may purchase mortgage-backed securities
issued by government and non-   government entities such as banks, mortgage
lenders, or other financial institutions. A mortgage-backed security may be an obligation of the issuer backed by a mortgage or pool of mortgages or a
direct interest in an underlying pool of     mortgages. Some
mortgage-backed securities, such as collateralized mortgage obligations
(CMOs), make payments of both principal and interest at a variety of intervals; others make semiannual interest payments at a predetermined rate and repay principal at maturity (like a typical bond). Mortgage-backed securities are based on different types of mortgages including those on commercial real estate or residential properties. Other types of mortgage-backed securities will likely be developed in the future, and a fund may invest in them if FMR determines they are consistent with the fund's investment objective and policies.
The value of mortgage-backed securities may change due to shifts in the market's perception of issuers. In addition, regulatory or tax changes may adversely affect the mortgage securities market as a whole. Non-government mortgage-backed securities may offer higher yields than those issued by government entities, but also may be subject to greater price changes than government issues. Mortgage-backed securities are subject to prepayment risk. Prepayment, which occurs when unscheduled or early payments are made on the underlying mortgages, may shorten the effective maturities of these securities and may lower their total returns.
MUNICIPAL LEASES and participation interests therein may take the form of a lease, an installment purchase, or a conditional sale contract, and are issued by state and local governments and authorities to acquire land or a wide variety of equipment and facilities. Generally, a fund will not hold such obligations directly as a lessor of the property, but will purchase a participation interest in a municipal obligation from a bank or other third party. A participation interest gives a fund a specified, undivided interest in the obligation in proportion to its purchased interest in the total amount of the obligation.
Municipal leases frequently have risks distinct from those associated with general obligation or revenue bonds. State constitutions and statutes set forth requirements that states or municipalities must meet to incur debt. These may include voter referenda, interest rate limits, or public sale requirements. Leases, installment purchases, or conditional sale contracts (which normally provide for title to the leased asset to pass to the governmental issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting their constitutional and statutory requirements for the issuance of debt. Many leases and contracts include "non-appropriation clauses" providing that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purposes by the appropriate legislative body on a yearly or other periodic basis. Non-appropriation clauses free the issuer from debt issuance limitations.
MARKET DISRUPTION RISK. The value of municipal securities may be affected by uncertainties in the municipal market related to legislation or litigation involving the taxation of municipal securities or the rights of municipal securities holders in the event of a bankruptcy. Municipal bankruptcies are relatively rare, and certain provisions of the U.S. Bankruptcy Code governing such bankruptcies are unclear and remain untested. Further, the application of state law to municipal issuers could produce varying results among the states or among municipal securities issuers within a state. These legal uncertainties could affect the municipal securities market generally, certain specific segments of the market, or the relative credit quality of particular securities. Any of these effects could have a significant impact on the prices of some or all of the municipal securities held by a fund.
MUNICIPAL SECTORS:
EDUCATION. In general, there are two types of education-related bonds; those issued to finance projects for public and private colleges and universities, and those representing pooled interests in student loans. Bonds issued to supply educational institutions with funds are subject to the risk of unanticipated revenue decline, primarily the result of decreasing student enrollment or decreasing state and federal funding.
Among the factors that may lead to declining or    insufficient revenues
are restrictions on students' ability to pay tuition, availability of state
and federal funding, and     general economic conditions. Student loan
revenue bonds are generally offered by state (or substate) authorities or commissions and are backed by pools of student loans. Underlying student loans may be guaranteed by state guarantee agencies and may be subject to reimbursement by the United States Department of Education through its guaranteed student loan program. Others may be private, uninsured loans made to parents or students which are supported by reserves or other forms of credit enhancement. Recoveries of principal due to loan defaults may be applied to redemption of bonds or may be used to re-lend, depending on program latitude and demand for loans. Cash flows supporting student loan revenue bonds are impacted by numerous factors, including the rate of student loan defaults, seasoning of the loan portfolio, and student repayment deferral during periods of forbearance. Other risks associated with student loan revenue bonds include potential changes in federal legislation regarding student loan revenue bonds, state guarantee agency reimbursement and continued federal interest and other program subsidies currently in effect.
ELECTRIC UTILITIES INDUSTRY. The electric utilities industry has been experiencing, and will continue to experience, increased competitive pressures. Federal legislation in the last two years will open transmission access to any electricity supplier, although it is not presently known to what extent competition will evolve. Other risks include: (a) the availability and cost of fuel, (b) the availability and cost of capital,
(c) the effects of conservation on energy demand, (d) the effects of rapidly changing environmental, safety, and licensing requirements, and other federal, state, and local regulations, (e) timely and sufficient rate increases, and (f) opposition to nuclear power.
HEALTH CARE INDUSTRY. The health care industry is subject to regulatory action by a number of private and governmental agencies, including federal, state, and local governmental agencies. A major source of revenues for the health care industry is payments from the Medicare and Medicaid programs. As a result, the industry is sensitive to legislative changes and reductions in governmental spending for such programs. Numerous other factors may affect the industry, such as general and local economic conditions; demand for services; expenses (including malpractice insurance premiums); and competition among health care providers. In the future, the following elements may adversely affect health care facility operations: adoption of legislation proposing a national health insurance program; other state or local health care reform measures; medical and technological advances which dramatically alter the need for health services or the way in which such services are delivered; changes in medical coverage which alter the traditional fee-for-service revenue stream; and efforts by employers, insurers, and governmental agencies to reduce the costs of health insurance and health care services.
HOUSING. Housing revenue bonds are generally issued by a state, county, city, local housing authority, or other public agency. They are generally secured by the revenues derived from mortgages purchased with the proceeds of the bond issue. It is extremely difficult to predict the supply of available mortgages to be purchased with the proceeds of an issue or the future cash flow from the underlying mortgages. Consequently, there are risks that proceeds will exceed supply, resulting in early retirement of bonds, or that homeowner repayments will create an irregular cash flow. Many factors may affect the financing of multi-family housing projects, including acceptable completion of construction, proper management, occupancy and rent levels, economic conditions, and changes to current laws and regulations.
TRANSPORTATION. Transportation debt may be issued to finance the construction of airports, toll roads, highways or other transit facilities. Airport bonds are dependent on the general stability of the airline industry and on the stability of a specific carrier that uses the airport as a hub. Air traffic generally tracks broader economic trends and is also affected by the price and availability of fuel. Toll road bonds are also affected by the cost and availability of fuel as well as toll levels, the presence of competing roads, and the general economic health of the area. Fuel costs and availability also affect other transportation-related securities, as does the presence of alternate forms of transportation, such as public transportation.
WATER AND SEWER. Water and sewer revenue bonds are often considered to have relatively secure credit as a result of their issuer's importance, monopoly status, and generally unimpeded ability to raise rates. Despite this, lack of water supply due to insufficient rain, run-off, or snow pack is a concern that has led to past defaults. Further, public resistance to rate increases, costly environmental litigation, and Federal environmental mandates are challenges faced by issuers of water and sewer bonds.
REAL ESTATE-RELATED INSTRUMENTS include real estate investment trusts, commercial and residential mortgage-backed securities, and real estate financings. Real estate-related instruments are sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, overbuilding, and the management skill and creditworthiness of the issuer. Real estate-related instruments may also be affected by tax and regulatory requirements, such as those relating to the environment.
REFUNDING CONTRACTS. A fund may purchase securities on a when-issued basis in connection with the refinancing of an issuer's outstanding indebtedness. Refunding contracts require the issuer to sell and a fund to buy refunded municipal obligations at a stated price and yield on a settlement date that may be several months or several years in the future. A fund generally will not be obligated to pay the full purchase price if it fails to perform under a refunding contract. Instead, refunding contracts generally provide for payment of liquidated damages to the issuer (currently 15-20% of the purchase price). A fund may secure its obligations under a refunding contract by depositing collateral or a letter of credit equal to the liquidated damages provisions of the refunding contract. When required by SEC guidelines, a fund will place liquid assets in a segregated custodial account equal in amount to its obligations under refunding contracts. REPURCHASE AGREEMENTS. In a repurchase agreement, a fund purchases a security and simultaneously commits to sell that security back to the original seller at an agreed-upon price. The resale price reflects the purchase price plus an agreed-upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. To protect a fund from the risk that the original seller will not fulfill its obligation, the securities are held in an account of the fund at a bank, marked-to-market daily, and maintained at a value at least equal to the sale price plus the accrued incremental amount. While it does not presently appear possible to eliminate all risks from these transactions (particularly the possibility that the value of the underlying security will be less than the resale price, as well as delays and costs to a fund in connection with bankruptcy proceedings), it is each fund's (except Equity Growth's) current policy to engage in repurchase agreement transactions with parties whose creditworthiness has been reviewed and found satisfactory by FMR. Equity Growth will engage in repurchase agreement transactions only with banks of the Federal Reserve System and primary dealers in U.S. Government securities.
RESTRICTED SECURITIES generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933, or in a registered public offering. Where registration is required, a fund may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a fund might obtain a less favorable price than prevailed when it decided to seek registration of the security.
REVERSE REPURCHASE AGREEMENTS. In a reverse repurchase agreement, a fund sells a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase the instrument at a particular price and time. While a reverse repurchase agreement is outstanding, a fund will maintain appropriate liquid assets in a segregated custodial account to cover its obligation under the agreement. A fund will enter into reverse repurchase agreements only with parties whose creditworthiness has been found satisfactory by FMR. Such transactions may increase fluctuations in the market value of a fund's assets and may be viewed as a form of leverage.
SECURITIES LENDING. A fund may lend securities to parties such as broker-dealers or institutional investors, including Fidelity Brokerage Services, Inc. (FBSI). FBSI is a member of the New York Stock Exchange
(NYSE) and a subsidiary of FMR Corp.
Securities lending allows a fund to retain ownership of the securities loaned and, at the same time, to earn additional income. Since there may be delays in the recovery of loaned securities, or even a loss of rights in collateral supplied should the borrower fail financially, loans will be made only to parties deemed by FMR to be of good standing. Furthermore, they will only be made if, in FMR's judgment, the consideration to be earned from such loans would justify the risk.
FMR understands that it is the current view of the SEC Staff that a fund may engage in loan transactions only under the following conditions: (1) the fund must receive 100% collateral in the form of cash or cash equivalents (e.g., U.S. Treasury bills or notes) from the borrower; (2) the borrower must increase the collateral whenever the market value of the securities loaned (determined on a daily basis) rises above the value of the collateral; (3) after giving notice, the fund must be able to terminate the loan at any time; (4) the fund must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest, or other distributions on the securities loaned and to any increase in market value; (5) the fund may pay only reasonable custodian fees in connection with the loan; and (6) the Board of Trustees must be able to vote proxies on the securities loaned, either by terminating the loan or by entering into an alternative arrangement with the borrower.
Cash received through loan transactions may be invested in any security in which a fund is authorized to invest. Investing this cash subjects that investment, as well as the security loaned, to market forces (i.e., capital appreciation or depreciation).
SHORT SALES. A fund may enter into short sales with respect to stocks underlying its convertible security holdings. For example, if FMR anticipates a decline in the price of the stock underlying a convertible security a fund holds, it may sell the stock short. If the stock price subsequently declines, the proceeds of the short sale could be expected to offset all or a portion of the effect of the stock's decline on the value of the convertible security. A fund currently intends to hedge no more than 15% of its total assets with short sales on equity securities underlying its convertible security holdings under normal circumstances.
When a fund enters into a short sale, it will be required to set aside securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) and will be required to hold them aside while the short sale is outstanding. A fund will incur transaction costs, including interest expense, in connection with opening, maintaining, and closing short sales.
SOVEREIGN DEBT OBLIGATIONS. A fund may purchase sovereign debt instruments issued or guaranteed by foreign governments or their agencies, including debt of Latin American nations or other developing countries. Sovereign debt may be in the form of conventional securities or other types of debt instruments such as loans or loan participations. Sovereign debt of developing countries may involve a high degree of risk, and may be in default or present the risk of default. Governmental entities responsible for repayment of the debt may be unable or unwilling to repay principal and interest when due, and may require renegotiation or rescheduling of debt payments. In addition, prospects for repayment of principal and interest may depend on political as well as economic factors.
STANDBY COMMITMENTS are puts that entitle holders to same-day settlement at an exercise price equal to the amortized cost of the underlying security plus accrued interest, if any, at the time of exercise. A fund may acquire standby commitments to enhance the liquidity of portfolio securities. Ordinarily a fund will not transfer a standby commitment to a third party, although it could sell the underlying municipal security to a third party at any time. A fund may purchase standby commitments separate from or in conjunction with the purchase of securities subject to such commitments. In the latter case, a fund would pay a higher price for the securities acquired, thus reducing their yield to maturity.
Issuers or financial intermediaries may obtain letters of credit or other guarantees to support their ability to buy securities on demand. FMR may rely upon its evaluation of a bank's credit in determining whether to purchase an instrument supported by a letter of credit. In evaluating a foreign bank's credit, FMR will consider whether adequate public information about the bank is available and whether the bank may be subject to unfavorable political or economic developments, currency controls, or other governmental restrictions that might affect the bank's ability to honor its credit commitment.
Standby commitments are subject to certain risks, including the ability of issuers of standby commitments to pay for securities at the time the commitments are exercised; the fact that standby commitments are not marketable by a fund; and the possibility that the maturities of the underlying securities may be different from those of the commitments. STRIPPED MORTGAGE-BACKED SECURITIES are created when a U.S. Government agency or a financial institution separates the interest and principal components of a mortgage-backed security and sells them as individual securities. The holder of the "principal-only" security (PO) receives the principal payments made by the underlying mortgage-backed security, while the holder of the "interest-only" security (IO) receives interest payments from the same underlying security.
The prices of stripped mortgage-backed securities may be particularly affected by changes in interest rates. As interest rates fall, prepayment rates tend to increase, which tends to reduce prices of IOs and increase prices of POs. Rising interest rates can have the opposite effect.
SWAP AGREEMENTS. Swap agreements can be individually negotiated and structured to include exposure to a variety of investments or market factors. Depending on their structure, swap agreements may increase or
decrease a fund's exposure to    long- or short-term interest rates (in the
United States or abroad), foreign currency values, mortgage securities,
corporate     borrowing rates, or other factors such as security prices or inflation rates. Swap agreements can take many different forms and are known by a variety of names. A fund is not limited to any particular form of swap agreement if FMR determines it is consistent with a fund's investment objective and policies.
In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the rights to receive payments to the extent that a specified interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.
Swap agreements will tend to shift a fund's investment exposure from one type of investment to another. For example, if a fund agreed to exchange payments in dollars for payments in foreign currency, the swap agreement would tend to decrease a fund's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a fund's investments and its share price and yield.
The most significant factor in the performance of swap agreements is the change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from a fund. If a swap agreement calls for payments by a fund, the fund must be prepared to make such payments when due. In addition, if the counterparty's creditworthiness declined, the value of a swap agreement would be likely to decline, potentially resulting in losses. A fund expects to be able to eliminate its exposure under swap agreements either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party.
A fund will maintain appropriate liquid assets in a segregated custodial account to cover its current obligations under swap agreements. If a fund enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of the fund's accrued obligations under the swap agreement over the accrued amount the fund is entitled to receive under the agreement. If a fund enters into a swap agreement on other than a net basis, it will segregate assets with a value equal to the full amount of the fund's accrued obligations under the agreement.
TENDER OPTION BONDS are created by coupling an intermediate-or long-term, tax-exempt bond (generally held pursuant to a custodial arrangement) with a tender agreement that gives the holder the option to tender the bond at its face value. As consideration for providing the tender option, the sponsor (usually a bank, broker-dealer, or other financial institution) receives periodic fees equal to the difference between the bond's fixed coupon rate and the rate (determined by a remarketing or similar agent) that would cause the bond, coupled with the tender option, to trade at par on the date of such determination. After payment of the tender option fee, a fund effectively holds a demand obligation that bears interest at the prevailing short-term tax-exempt rate. In selecting tender option bonds for a fund, FMR will consider the creditworthiness of the issuer of the underlying bond, the custodian, and the third party provider of the tender option. In certain instances, a sponsor may terminate a tender option if, for example, the issuer of the underlying bond defaults on interest payments.
VARIABLE OR FLOATING RATE OBLIGATIONS, including certain participation interests in municipal instruments, have interest rate adjustment formulas that help stabilize their market values. Many variable and floating rate instruments also carry demand features that permit a fund to sell them at par value plus accrued interest on short notice.
In many instances bonds and participation interests have tender options or demand features that permit a fund to tender (or put) the bonds to an institution at periodic intervals and to receive the principal amount thereof. The funds consider variable rate instruments structured in this way (Participating VRDOs) to be essentially equivalent to other VRDOs they purchase. The IRS has not ruled whether the interest on Participating VRDOs is tax-exempt, and, accordingly, the funds intend to purchase these instruments based on opinions of bond counsel. The funds may also invest in fixed-rate bonds that are subject to third party puts and in participation interests in such bonds held by a bank in trust or otherwise.
WARRANTS are securities that give a fund the right to purchase equity securities from the issuer at a specific price (the strike price) for a limited period of time. The strike price of warrants typically is much lower than the current market price of the underlying securities, yet they are subject to similar price fluctuations. As a result, warrants may be more volatile investments than the underlying securities and may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying securities and do not represent any rights in the assets of the issuing company. Also, the value of the warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to expiration date. These factors can make warrants more speculative than other types of investments.
       ZERO COUPON BONDS    do not make interest payments; instead, they
are sold at a deep discount from their face value and are redeemed at face value when they mature. Because zero coupon bonds do not pay current
income, their prices     can be very volatile when interest rates change.
In calculating its dividends, a fund takes into account as income a portion of the difference between a zero coupon bond's purchase price and its face value.
The following paragraph restates fundamental policies previously disclosed in the above descriptions of security types and investment practices. FUNDAMENTAL POLICIES: It is the policy of Equity Growth to engage in repurchase agreement transactions only with banks of the Federal Reserve System and primary dealers in U.S. Government securities.
SPECIAL CONSIDERATIONS AFFECTING CANADA
   Canada occupies the northern part of North America and is the second-largest country in the world (3.97 million square miles in area) extending from the Atlantic Ocean to the Pacific. The companies in which the fund may invest may include those involved in the energy industry, industrial materials (chemicals, base metals, timber, and paper), and agricultural materials (grain cereals). The securities of companies in the energy industry are subject to changes in value and dividend yield which depend, to a large extent, on the price and supply of energy fuels. Rapid price and supply fluctuations may be caused by events relating to international politics, energy conservation, and the success of exploration projects. Canada is one of the world's leading industrial countries, as well as a major exporter of agricultural products. Canada is rich in natural resources such as zinc, uranium, nickel, gold, silver, aluminum, iron, and copper. Forest covers over 44% of its land area, making Canada a leading world producer of newsprint. The economy of Canada is strongly influenced by the activities of companies and industries involved in the production and processing of natural resources. Canada is a major producer of hydroelectricity, oil, and gas. The business activities of companies in the energy field may include the production, generation, transmission, marketing, control, or measurement of energy or energy fuels. Economic prospects are changing due to recent government attempts to reduce restrictions against foreign investment.
Canadian securities are not considered by FMR to have the same level of risk as other nation's securities. Canadian and U.S. companies are generally subject to similar auditing and accounting procedures, and similar government supervision and regulation. Canadian markets are more liquid than many other foreign markets and share similar characteristics with U.S. markets. The political system is more stable than in some other foreign countries, and the Canadian dollar is generally less volatile relative to the U.S. dollar.
Many factors affect and could have an adverse impact on the financial condition of Canada, including social, environmental, and economic conditions; factors which are not within the control of Canada. In Canada, the pace of economic recovery slowed markedly in 1995 owing to the tightening of monetary conditions early in the year and the risk premiums in interest rates that resulted from political and economic uncertainties, as well as the slowdown in the United States. Following the referendum on Quebec sovereignty in October 1995, confidence improved and interest rates fell significantly, which should permit the pace of economic activity to pick up during 1996. Fiscal imbalances have diminished considerably in recent years but the federal and provincial governments will need to ensure that further consolidation is achieved in 1996 and over the medium term. Inflation has remained low, which provides some flexibility for further easing of monetary policy if warranted by cyclical considerations and by further progress on the fiscal front. Overall, conditions are good for Canada's expansion to proceed at a healthy rate.
The U.S. - Canada Free Trade Agreement which became effective in January 1989, will be phased in over a period of 10 years. This agreement will remove tariffs on U.S. technology and Canadian agricultural products in addition to removing trade barriers affecting other important sectors of each country's economy. Relations with the U.S. are likely to be further strengthened by the implementation of the North American Free Trade Agreement, which came into effect in January 1994.
The majority of new equity issues or initial public offerings in Canada are through underwritten offerings. The funds may elect to participate in these issues.
SPECIAL CONSIDERATIONS AFFECTING LATIN AMERICA
   Latin America is a region rich in natural resources such as oil, copper, tin, silver, iron ore, forestry, fishing, livestock, and agriculture. The region has a large population (over 350 million) representing a large domestic market. The region has been transitional over the last five years from the stagnant 1980s which were characterized by poor economic policies, higher international interest rates, and limited access to new foreign capital.
High inflation and low economic growth have given way to stable manageable inflation rates and higher economic growth. Changes in political leadership, the implementation of market-oriented economic policies, such as privatization, trade reform and monetary reform have been among the recent steps taken to modernize the Latin American economies and to regenerate growth in the region. Various trade agreements have also been formed within the region such as the Andean Pact, Mercosur and the North America Free Trade Agreement (NAFTA). The largest of these is NAFTA, which was implemented on January 1, 1994.
Latin American equity markets can be extremely volatile and in the past have shown little correlation with the U.S. market. Currencies are typically weak, but most are now relatively free floating, and it is not unusual for the currencies to undergo wide fluctuations in value over short periods of time due to changes in the market.
Mexico's economy has been transformed significantly over the last 6-7 years. In the past few years the government has sold the telephone company, the major steel companies, the banks and many others. The major state ownership remaining is in the oil sector and the electricity sector. The U.S. is Mexico's major trading partner, accounting for two-thirds of its exports and imports. The government, in consultation with international economic agencies, is implementing programs to stabilize the economy and foster growth.
In the early 1980s Mexico experienced a foreign debt crisis. By 1987, foreign debt had reached prohibitive levels, accounting for 90 to 95 percent of GDP, thus draining Mexico of all its resources. By the end of 1994, a large current account deficit, fueled in part by expansionary policy, and the burden of its large national debt forced the Mexican government to devalue the peso, triggering a severe crisis of confidence. Both the crisis and the measures taken to stabilize the economy since, have led to severely reduced domestic demand, which has been only partially offset by positive trade-related activity. Following a difficult year that saw real output contract by almost 7 percent, the recovery that has already begun is expected gather strength during 1996. There are still risks arising from fragility in the banking sector, and continuing fiscal discipline will be needed to maintain market confidence.
Brazil entered the 1990s with declining real growth, runaway inflation, an unserviceable foreign debt of $122 billion, and a lack of policy direction. Over the past few years, Brazil was able to stabilize its domestic economy through a relentless process of balancing the government budget, the privatization of state enterprises, deregulation and reduction of red tape and introducing greater competition in the domestic business environment. Monthly inflation was brought down from 43 percent in the first half of 1994 to 1.5 percent in 1995. This reflects the success of the Real Plan, which included the elimination of most forms of backward-looking indexation, the introduction of a new currency, and tight credit policy, which subsequently led to a nominal appreciation of the exchange rate. A major long-run strength is Brazil's natural resources. Iron ore, bauxite, tin, gold, and forestry products make up some of Brazil's basic natural resource base, which includes some of the largest mineral reserves in the world. In terms of population, Brazil is the fifth-largest in the world with about 154+ million people and represents a huge domestic market. Chile, like Brazil, is endowed with considerable mineral resources, in particular copper. Economic reform has been ongoing in Chile for at least 15 years, but political democracy has only recently returned to Chile. Privatization of the public sector beginning in the early 1980s has bolstered the equity market and given Chile the most competitive and successful economy in Latin America. A well organized pension system has created a long-term domestic investor base. Chile tightened its monetary policy late in 1995 amid signs of overheating and 1996 GDP growth is expected to slow while inflation should moderate further.
Argentina is strong in wheat production and other foodstuffs and livestock ranching. A well-educated and skilled population boasts one of the highest literacy rates in the region. The country has been ravaged by decades of extremely high inflation and political instability. Privatization is ongoing and should reduce the amount of external debt outstanding. The markets for labor, capital and goods and services have been deregulated. Nearly all non-tariff barriers and export taxes have been eliminated, the tariff structure simplified and tariffs sharply reduced. In the first months of 1995 the government had to struggle to prevent a Mexican-style collapse of the economy. A significant adjustment of the fiscal stance, together with a restructuring of the banking system, particularly the provincial banks, helped contain the spillover effects of the crisis in Mexico. The government vowed to maintain a restrictive fiscal policy and the peso convertibility to the U.S. dollar after the recent resignation of Domingo Cavallo, the Economy Minister who masterminded the most successful reform program in Argentina's post-world war II history and is seen as the key to the country's economic stability.
Venezuela has substantial oil reserves. External debt is being renegotiated, and the government is implementing economic reform in order to reduce the size of the public sector. Internal gasoline prices, which are one-third those of international prices, were increased in order to reduce subsidies. However, economic conditions worsened in 1995, as the government failed to reduce the fiscal deficit, and investment stagnated. Prospects for an improvement in economic situation in 1996 depend on the adoption of a credible exchange rate policy, the removal of controls, and measures to strengthen the fiscal position and deal with the problems of the banking sector.
EMERGING MARKETS: LATIN AMERICA
MARKET CAPITALIZATION IN U.S. DOLLARS
DECEMBER 1995
            Billions:

Argentina   $38

Brazil      148

Chile       73

Colombia    17

Mexico      91

Peru        12

Venezuela   4

   Source: The LGT Guide to World Equity Markets, 1996
For national stock market performance, please see the section of Performance beginning on page .
SPECIAL CONSIDERATIONS AFFECTING JAPAN, THE PACIFIC BASIN, AND SOUTHEAST
ASIA
   Many Asian countries may be subject to a greater degree of social, political and economic instability than is the case in the United States and Western European countries. Such instability may result from (i) authoritarian governments or military involvement in political and economic decision-making; (ii) popular unrest associated with demands for improved political, economic, and social conditions; (iii) internal insurgencies;
(iv) hostile relations with neighboring countries; and (v) ethnic, religious, and racial disaffection.
The success of market reforms, a surge in infrastructure spending have fueled rapid growth in many developing countries in Asia. Rapidly rising household incomes have fostered large middle classes and new waves of consumer spending. Increases in infrastructure spending and consumer spending have made domestic demand the growth engine for these countries. Thus their growth now depends less upon exports to OECD countries. While exports may no longer be the sole source of growth for developing economies, improved competitiveness in exports markets has contributed to growth in many of these nations. The increased productivity of many Asian countries has enabled them to achieve, or continue, their status as top exporters while improving their national living standards.
The emerging market economies of Asia are likely to remain particularly buoyant, although growth is expected to moderate in several of them. This should help to alleviate inflationary pressures and reduce current account imbalances associated in part with large private capital inflows. Nevertheless, actions already taken in Indonesia, Malaysia, and Thailand to dampen domestic demand many need to be followed up by additional measures of restraint.
Thailand has one of the fastest-growing economy in the region, with over 8% average growth in recent years. The economy has until now been run on a strictly centralist principle, with five-year targets for most product sectors, but policies have now been relaxed to allow foreign companies into the market. Most of the Thai population rely on agriculture, largely in a subsistence capacity: rice, sugar, maize and vegetables are grown for the home market, while palm oil, fishing and (until the recent ban) timber extraction have been the main export crops. Industry is moderately developed but revolves around primary commodity processing for the local market. The major exception is the minerals sector, which contributes over half of the country's wealth: tin, lead, iron, tungsten, antimony and lignite are extracted for export. There is a small and growing tourist industry, but the sector was adversely affected by political uncertainties in recent years. In mid-1995, the ruling Democrat Party lost the support of one of the four coalition partners, it resigned and was replaced in a full election by the opposition Chart Thai Party. However, King Bhumibol Adulyadej has been forthright in his condemnation of the new government, sparkling fears of a constitutional challenge.
In terms of GDP, industrial standards and level of education, South Korea is second only to Japan in Asia. It enjoys the benefits of a diversified economy with well-developed sectors in electronics, automobiles, textiles and shoe manufacture, steel and shipbuilding among others. The driving force behind the economy's dynamic growth has been the planned development of an export-oriented economy in a vigorously entrepreneurial society. Real GDP grew about 9.5% in 1995. Recent volatility of the political scene is unlikely to deflect continued economic growth. Both Koreas joined the United Nations separately in late 1991, creating another forum for negotiation and joint cooperation. Reunification of North Korea and South Korea could have a detrimental effect on the economy of South Korea. Indonesia is a mixed economy with many socialist institutions and central planning but with a recent emphasis on deregulation and private enterprise. Like Thailand, Indonesia has extensive natural wealth yet with a large and rapidly increasing population. Dependent on oil exports during the 1980s, crude oil alone contributes 80% of all foreign exchange revenues. Indonesia's economy is growing very rapidly which envisaged a move away from dependence on oil. However, the country remains generally very poor and has only a limited potential domestic market for consumer goods. Foreign investment regulations were relaxed in 1994 and 1995, in an effort to stimulate growth.
Malaysia has one of the fastest-growing economies in the Asian-Pacific region. Rapid industrialization is transforming the economy away from its traditional agricultural base, and in the process it is creating major new opportunities for providers of consumer goods and services. Malaysia has become the world's top producer and exporter of semiconductor devices. Meanwhile, the high import content of newly established fast-growing manufacturing industries and Malaysian consumers' high marginal propensity to import, has resulted in a high current-account deficit (10% of GDP), which may have a negatively impact on equity performance.
Singapore has an open entrepreneurial economy with strong service and manufacturing sectors and excellent international trading links derived from its history. Singapore's economy has boomed since the 1960s, thanks to the Government's policy of encouraging highly skilled and hence high value-added manufacturing facilities. Per capita GDP is among the highest in Asia. However, the country keeps a tight rein on imports and engages in extensive regulation of the economy, in manufacturing in particular. Although financial services now contribute almost as much to the economy as manufacturing. Singapore holds a position as a major oil refining and services center.
Japan currently has the second-largest GDP in the world. The Japanese economy has grown substantially over the last three decades. Its growth rate averaged over 5% in the 1970s and 1980s. However in 1994, the growth rate in Japan slowed to 0.6% and their budget showed a deficit of 7.8% of GDP. The boom in Japan's equity and property markets during the expansion of the late 1980's supported high rates of investment and consumer spending on durable goods, but both of these components of demand have now retreated sharply following the decline in asset prices. Economic activity now appears to be picking up in Japan after protracted sluggishness that has left the economy with considerable margins of unused resources. The supportive stance of both monetary and fiscal policies and the correction of the yen's excessive appreciation in early 1995 provided good reasons for expecting recovery to continue in 1996. Confidence in the financial system has begun to improve with the announcement of a strategy for resolving the financial problems of Japanese banks, steps to deal more effectively with failed institutions, and plans to strengthen banking supervision. Nevertheless, extricating financial institutions from their bad loans problem could act as a drag on the pace of recovery. Fiscal policy is appropriately aimed at providing continuing support in 1996 but budgetary consolidation will need to resume when the recovery gathers enough momentum to permit a withdrawal of stimulus.
In addition to a cyclical downturn, Japan is suffering through structural adjustments. Like the Europeans, the Japanese have seen a deterioration of their competitiveness due to high wages, a strong currency and structural rigidities. Japan has also become a mature industrial economy and, as a result, will see its long-term growth rate slow down over the next ten years. Finally, Japan is reforming its political process and deregulating its economy. This has brought about turmoil, uncertainty and a crisis of confidence.
Japan is heavily dependent upon international trade and, accordingly, has been and may continue to be adversely affected by trade barriers and other protectionist or retaliatory measures of, as well as economic conditions in the U.S. and other countries with which they trade. Industry, the most important sector of the economy is heavily dependent on imported raw materials and fuels. Japan's major industries are in the engineering, electrical, textile, chemical, automobile, fishing, and telecommunication fields. Japan imports iron ore, copper, and many forest products. Only 19% of its land is suitable for cultivation. Japan's agricultural economy is subsidized and protected. It is about 50% self-sufficient in food production. Even though Japan produces a minute rice surplus, it is dependent upon large imports of wheat, sorghum and soybeans from other countries.
Australia has a prosperous Western-style capitalist economy, with a per capita GDP comparable to levels in industrialized Western European countries. Economic growth accelerated markedly in 1994 as robust domestic spending boosted activity. However, business investment remains weak. The many setbacks since the 1970s have resulted primarily from the loss of Australia's almost guaranteed export markets in Britain, after the latter's accession to the EU, but also from the slump in world mineral prices and by the government's failure to reduce public spending. Unemployment remains uncompromisingly high, and there are few signs of a change at present. Much of the most dominant activity in Australia is farming, especially of wheat, and sheep rearing: together, the two contribute more than half of the country's export revenues. Minerals provide the next most significant source of foreign exchange, although the industry will remain vulnerable to fluctuations in the state of the world minerals markets. Most recently, oil and gas development has been proceeding at a particularly rapid pace. Manufacturing has moved away from the processing of agricultural and mineral raw materials: there is a wide range of often sophisticated engineering activity, and Australia is a very large producer of motor vehicles.
EMERGING MARKETS: ASIA
MARKET CAPITALIZATION IN U.S. DOLLARS
DECEMBER 1995
              Billions:

India         $183

Indonesia     66

Korea         182

Malaysia        223

Pakistan      10

Philippines   59

Sri Lanka     2

Taiwan        187

Thailand      143

   Source: The LGT Guide to World Equity Markets, 1996
For national stock market performance, please see the section of
Performance beginning on page .
REAL GDP ANNUAL RATE OF GROWTH 1995
China                  10.2%

Hong Kong            5.0

India                6.2

Indonesia            8.1

Japan                0.9

Korea                9.0

Malaysia             9.6

Philippines          4.8

Singapore             8.9

Taiwan               6.4

Thailand             8.6

   Source: World Economic Outlook, May 1996
SPECIAL CONSIDERATIONS AFFECTING EUROPE
   New developments surrounding the creation of a unified common market in Europe have helped to reduce physical and economic barriers promoting the free flow of goods and services throughout western Europe. These new developments could make this new unified market one of the largest in the world. However, growth slowed more markedly than expected during 1995 in the region, leading to further increases in unemployment in some countries from already high levels and also to fears of a new economic downturn. The most pronounced deterioration in cyclical conditions since early 1995 has been in Germany, France, several other countries closely linked to the deutsche mark, and Switzerland. In response, short-term interest rates have been reduced significantly and several countries have taken various fiscal and structural measures to revive confidence and stimulate job creation. The timing and strength of the expected pickup in activity in these countries is somewhat uncertain, but the conditions appear to be in place for a quickening in the pace of economic growth during 1996. A strengthening of activity in these countries is essential to put unemployment securely on a downward path and to facilitate fiscal consolidation in accordance with the agreed timetable for Economic and Monetary Union (EMU). Conversely, a prolonged period of lackluster growth could exacerbate doubts about the EMU timetable and might lead to tensions in financial markets.
The eastern European countries, after several years of declining output, have generally shown dramatic growth in 1994 and 1995. Despite formidable obstacles and major differences among countries and regions, many nations are making substantial progress in their efforts to become market-oriented economies. Poland, the Czech and Slovak Republics, and Slovenia, have achieved some of the most impressive results. Disciplined financial policies, structural reforms, trade liberalization, and rapid growth of trade, especially with western Europe, are important factors contributing to the rapid transformation that is taking place in these economies. Many of the countries that are less advanced in the transition, including some of the former Soviet republics, have made significant progress with structural reform, including price liberalization, privatization, and the dismantling of trade barriers. There has been progress toward macreconomic stability, although the sustainability of recent reductions in inflation is in doubt in some cases. Output appears to have bottomed out during 1995 in Russia, and a convincing recovery should emerge during 1996 provided policies stay on track. Economic prospects have also improved in Kazakstan, the Kyrgyz Republic, Moldova, Armenia, Georgia, and Uzbekistan. Ukraine made considerable progress with stabilization and systemic reform in 1995; in the absence of policy slippage, the decline in output should bottom out in 1996. In Belarus, Tajikistan, and Turkmenistan, where reform and stabilization efforts have been inadequate thus far, the contraction of output may well continue. Armed conflicts continue to delay the necessary reforms in several other countries, but throughout the former Yugoslavia prospects for recovery have now improved following the cessation of hostilities in Bosnia and Herzegovina.
Notwithstanding the continued economic difficulties in many countries, recent positive developments offer hope for a cooperative growth strategy in the near term, which could also permit a strengthening of global economic performance over the medium term. Efforts to enhance assistance to countries affected by the transition to market-based trading systems occurring in central Europe and the former Soviet Union, and to low-income countries to support strengthened stabilization and restructuring efforts, are moving forward. Many of the transition countries have achieved considerable progress with macroeconomic stabilization and reform, and fruits of their efforts to transform their economies are increasingly visible.
The European Union (EU) consists of 15 member states including Belgium, Denmark, France, Germany, Greece, Ireland, Italy, Luxembourg, Netherlands, Portugal, Spain, the United Kingdom, Austria, Finland and Sweden. In 1986, the member states of the EU signed the "Single European Act", an agreement committing these countries to the establishment of a market among themselves, unimpeded by internal barriers or hindrances to the free movement of goods, persons, services, or capital. To meet this goal, a series of directives have been issued to the member states. Compliance with these directives is designed to eliminate three principal categories of barriers: (1) physical frontiers, such as customs posts and border controls; (2) technical barriers (which include restrictions operating within national territories) such as regulations and norms for goods and services (product standards); discrimination against foreign bids (bids by other EU members) on public purchases; or restrictions on foreign requests to establish subsidiaries; and (3) fiscal frontiers, notably the need to levy value-added taxes, tariffs, or excises on goods or services imported from other EU states.
The ultimate goal of this project is to achieve a large unified domestic European market in which available resources would be more efficiently allocated through the elimination of the above-mentioned barriers and the added costs associated with those barriers. Elimination of these barriers would simplify product distribution networks, allow economies of scale to be more readily achieved, and free the flow of capital and other resources. The Maastricht Treaty on economic and monetary union (EMU) attempts to provide its members with a stable monetary framework consistent with the EU's broad economic goals. But until the EMU takes effect, which is intended to occur before 1999, the community will face the need to reinforce monetary cooperation in order to reduce the risk of a recurrence of tensions between domestic and external policy objectives.
The total European market, as represented by EU countries, consists of over 370 million consumers, making it larger currently than either the United States or Japanese markets. European businesses compete nationally and internationally in a wide range of industries including: telecommunications and information services, roads and transportation, building materials, food and beverages, broadcast and media, financial services, electronics, and textiles. Actual and anticipated actions on the part of member states to conform to the unified Europe directives have prompted interest and activity not only by European firms, but also by foreign entities anxious to establish a presence in Europe that will result from these changes. Indications of the effect of this response to a unified Europe can be seen in the areas of mergers and acquisitions, corporate expansion and development, GNP growth, and national stock market activity. In the long-term, economic unification of Europe could prove to be an engine for domestic and international growth.
REAL GDP ANNUAL RATE OF GROWTH
1995
Denmark           2.9%

France            2.4

Germany           1.9

Italy             3.2

Netherlands       2.4

Spain             3.0

Switzerland       0.7

United Kingdom    2.4

   Source: World Economic Outlook, May 1996
(Figures are quoted based on each country's domestic currency.)
For national stock market performance, please see the section of Performance beginning on page .
SPECIAL CONSIDERATIONS AFFECTING AFRICA
   Africa is a continent of roughly 50 countries with a total population of approximately 720 million people. The primary industries include crude oil, natural gas, manganese ore, phosphate, bauxite, copper, iron, diamond, cotton, coffee, cocoa, timber, tobacco, sugar, tourism, and cattle.
Many of the countries are fraught with political instability. However, there has been a trend over the past five years toward democratization. Still, there remain many countries that do not have a stable political process. Other countries have been enmeshed in civil wars and border clashes.
Economically, the Northern Rim countries (including Morocco, Egypt, and Algeria) and Nigeria, Zimbabwe, and South Africa are the wealthier countries on the continent due to their strong ties with the European nations. The market capitalization of these countries has been growing recently as more international companies invest in Africa and as local companies start to list on the exchanges. However, religious strife has been a significant source of instability.
On the other end of the economic spectrum are countries, such as Burkina Faso, Madagascar, and Malawwi, that are considered to be among the poorest or least developed in the world. These countries are generally landlocked or have poor natural resources. The economies of many African countries are heavily dependent on international oil prices. Of all the African industries, oil has been the most lucrative, accounting for 40% to 60% of many countries' GDP. However, the general decline in oil prices has had an adverse impact on many economies.
SPECIAL CONSIDERATIONS AFFECTING NEW YORK
The financial condition of New York State (the State), its public authorities and public benefit corporations (the Authorities) and its local governments, particularly The City of New York (the City), could affect the market values and marketability of, and therefore the net asset value per share and the interest income of New York Municipal Income Fund or result in the default of existing obligations, including obligations which may be held by the fund. The following section provides only a brief summary of the complex factors affecting the financial situation in New York and is based on information obtained from the State, certain of its Authorities, the City and certain other localities, as publicly available on the date of this SAI. The information contained in such publicly available documents has not been independently verified. It should be noted that the creditworthiness of obligations issued by local issuers may be unrelated to the creditworthiness of the State, and that there is no obligation on the part of the State to make payment on such local obligations in the event of default in the absence of a specific guarantee or pledge provided by the State.
The State and the City are facing serious financial difficulties and each has a decline in their credit standings. S&P and Moody's have each assigned ratings for the State's general obligation bonds that are among the three lowest of those states with rated general obligation bonds. S&P and Moody's have each assigned ratings for the City's general obligations that are among the four lowest of those cities with rated general obligation bonds. The ratings of certain related debt of other issuers for which the State has an outstanding moral obligation, lease purchase, guarantee or other contractual obligation are generally linked directly to the State's rating. Should the financial condition of the State, its Authorities, or its local governments deteriorate, their respective credit ratings could be further reduced, and the market value and marketability of their outstanding notes and bonds could be adversely affected, and their respective access to the public credit markets jeopardized.
ECONOMIC FACTORS. New York is the third most populous state in the nation, and has a relatively high level of personal wealth. However, the State economy has grown more slowly than that of the nation as a whole, resulting in the gradual erosion of its relative economic affluence (due to factors such as relative costs for taxes, labor, and energy). The State's economy is diverse, with a comparatively large share of the nation's financial, insurance, transportation, communications, and services employment, and a very small share of the nations' farming and mining activity. New York has a declining proportion of its workforce engaged in manufacturing and increasing proportion engaged in service industries. The State, therefore is likely to be less affected than the nation as a whole during an economic recession concentrated in construction and manufacturing sectors of the economy, but is likely to be more affected during a recession concentrated in the service-producing sector. The State's manufacturing and maritime base have been seriously eroded, as illustrated by the decline of the steel industry in the Buffalo area and of the apparel and textile industries in the City. In addition, the City experienced substantial socio-economic changes, as a large segment of its population and a significant share of corporate headquarters and other businesses relocated (many out-of-state). Both the State and the City experienced substantial revenue increases in the mid-1980s attributable directly and indirectly to growth in new jobs, rising profits, and capital appreciation derived from the finance sector of the City's economy. The finance sector's growth was a catalyst for the New York City metropolitan region's related business and professional services, retail trade and residential and commercial real estate markets. The then rising real estate market contributed to City revenues, as higher property values and new construction added to collections from property taxes, mortgage recording, and transfer taxes and sales taxes on building materials. The boom on Wall Street more than compensated for the continued erosion of the State's (and the City's) manufacturing and maritime base, since average wages in finance and related business and professional services were substantially higher (thereby providing a net increase of higher incomes, taxed at even higher marginal rates).
During the calendar years 1984 through 1991, the State's rate of economic expansion was somewhat slower than that of the nation as a whole. In the 1990-91 national recession, the economy of the Northeast region in general and the State in particular was more heavily damaged than that of the rest of the nation and has been slower to recover. Although the national economy began to expand in 1991, the State economy remained in recession until 1993, when employment growth resumed. Employment growth has been hindered during recent years by significant cutbacks in the computer and instrument manufacturing, utility and defense industries. Personal income increased substantially in 1992 and 1993 and the State economy entered the third year of a slow recovery in 1995. Most of the growth occurred in the trade, construction and service industries, with business, social services and health sectors accounting for most of the service industry growth. According to assumptions contained in the State financial plan for fiscal year 1995-1996 issued on June 20, 1995 (the 1995-96 State Financial Plan), employment is expected to grow slightly during 1995, although the rate of increase is expected to be below the rate experienced in 1994 due to cutbacks in federal spending and employment, as well as continued corporate downsizing. The Mid-Year Update to the 1995-96 State Financial Plan issued on October 25, 1995 (the Mid-Year Update) contains a marginally weaker economic forecast than that contained in the initial 1995-96 State Financial Plan, and predicts a significant slowing of State employment growth during calendar year 1996, due to the forecasted slackening pace of national economic growth, industry consolidating, and governmental employment.
Notwithstanding the State budget for fiscal year 1995-96 which enacts significant tax and program reductions, the State can expect to confront structural deficits in future years. The 1995-96 State Financial Plan includes actions that will have an effect on the budget outlook for fiscal year 1996-97 and beyond. In part, the 1995-96 State Financial Plan reflects actions which provide nonrecurring measures (sometimes referred to as "one-shots") variously estimated to provide $900 million to $1.0 billion of savings. Additionally, the three-year plan to reduce State personal income taxes, as discussed below briefly, will decrease State tax receipts by an estimated $1.7 billion in fiscal year 1996-97. Similarly, other actions taken to reduce disbursements in the State's 1995-96 fiscal year, such as reductions in the State workforce and Medicaid and welfare expenditures, are expected to provide greater reductions in future fiscal years. The net impact of these and other factors is expected to produce a potential imbalance in receipts and disbursements for State fiscal year 1996-97 and future fiscal years.
Further, there can be no assurance that the State economy will not experience worse-than-predicted results in the 1995-96 fiscal year with corresponding material and adverse effects on the State's projections of receipts and disbursements. Although the Mid-Year Update (Third-quarter update) projects a continued balance in the 1995-96 State Financial Plan, downward revisions have been made to the estimates of both receipts and disbursements. As the 1995-96 State Financial Plan and the updates thereto are based upon forecasts of national and State economic activity, it should be noted that many uncertainties exist in such forecasts, including federal financial and monetary policies, the availability of credit and the condition of the world economy. In addition, the economic and financial condition of the State may be affected by various financial, social, economic and political factors. These factors can be complex, may vary from year to year and are frequently the results of actions taken not only by the State and its agencies and instrumentalities, but also by other entities, such as the federal government, that are not under the control of the State.
The fiscal health of the State may also be impacted by the fiscal health of the City. Although the City has had a balanced budget since 1981, estimates of the City's future revenues and expenditures are subject to various uncertainties. For example, the effects of the October 1987 stock market crash and the 1990-92 national recession have had a disproportionately adverse impact on the New York City metropolitan region, as private sector job losses since 1989 have offset all the prior employment gains of the 1980s. Declines in both employment and earnings in the finance sector contributed to declines in retail sales and real estate values. In addition, a number of widely publicized bankruptcies among highly leveraged retailing, brokerage and real estate development companies occurred. The effects of the recession have extended to banking, insurance, business services (such as law, accounting and advertising), publishing and communications. Factors which may inhibit the City's economic recovery include (i) credit restraints imposed by the weak financial condition of several major money center banks located in the City; (ii) increases in combined State and local tax burdens, if uncompetitive tax rates are imposed; (iii) perceived declines in the quality of life attributable to service reductions and the deterioration of the City's infrastructure; (iv) additional employment losses in the City's banking sector or corporate headquarters complex due to further corporate relocations or restructurings; or (v) increased expenditures for public health assistance and care. The City's future economic condition will also likely be affected by its competitive position as a world financial center (compared to London, Tokyo, Frankfurt, and competing regional U.S. centers). Investors should note that the budget for the City's 1996 fiscal year addresses a projected $2.7 billion budget gap. Most of the budget-gap closing initiatives may be implemented only with the cooperation of certain City officials, the City's municipal unions, or the State or Federal governments. No assurance can be given that such initiatives will be taken. While the State's economy is broader-based than that of the City, particular industries are concentrated in and have a disproportionate impact on certain areas, such as heavy industry in Buffalo, photographic and optical equipment in Rochester, machinery and transportation equipment in Syracuse and Utica-Rome, computers in Binghamton and in the Mid-Hudson Valley, and electrical equipment in the Albany-Troy-Schenectady area. Constraints on economic growth, taxpayer resistance to proposed substantial increases in local tax rates, and reductions in State aid in regions apart from the City have contributed to financial difficulties for several county and other local governments.
THE STATE. As noted above, the financial condition of the State is affected by several factors, including the strength of the State and its regional economies, actions of the federal government, and State actions affecting the level of receipts and disbursements. Owing to these and other factors, the State may, in future years, face substantial potential budget gaps resulting from a significant disparity between tax revenues projected from a lower recurring receipts base and the future costs of maintaining State programs at current levels. The State has been experiencing and continues to experience substantial financial difficulties, with General Fund (the principal operating account) deficits incurred during the fiscal years 1989-1990 through 1991-1992. The State's accumulated General Fund deficit (on a GAAP basis) grew 91% from FY1986-87 to FY1990-91, and reached a then-record $6.265 billion (audited) by March 31, 1991. An accumulated General Fund deficit at March 31, 1993 was restated to be $2.551 billion. The State ended its 1993-94 fiscal year with a negative fund balance of $1.637 billion. This represented an improvement over prior years, primarily due to an improving national and State economy resulting in higher-than-expected receipts from personal income tax and various business taxes and the relative success of the New York Local Government Assistance Corporation (LGAC). The General Fund showed an operating surplus of $914 million (on a GAAP basis). The State's 1994-95 fiscal year budget was adopted on June 8, 1994, more than two months after the beginning of the State's fiscal year. The State ended its FY 1994-95 reporting a General Fund operating deficit of $1.426 billion, primarily due to changes in accounting methodologies used by the State Comptroller and the use of $1.026 billion of the FY 1993-94 cash surplus to fund operating expenses in FY 1994-95. These factors were offset by net proceeds of $315 million of bonds issued by LGAC. Actual receipts reported fell short of original projections, primarily in the categories of business taxes. These shortfalls were offset by better than expected performance in the remaining taxes, principally the user taxes and fees. Total expenditures for FY 1994-95 increased $2.083 billion, or 6.7% over the prior fiscal year.
On June 7, 1995, the New York State legislature passed the final legislation regarding the State's 1995-96 budget. Both the enacted budget bills for 1995-96 and the 1995-96 State Financial Plan include reductions in the actual level of spending from that which occurred in the 1994-95 fiscal year and project reductions in Medicaid and State Authority operating costs. The 1995-96 budget also projects an approximate increase of 3% in all governmental funds over the amounts received in fiscal year 1994-95 and includes the phase-in of a three-year reduction in the State's personal income tax. The Governor released his proposed budget for FY 1996-97 on December 15, 1995 (the 1996-97 Executive Budget), 30 days in advance of the constitutionally-mandated release date. The 1996-97 Executive Budget projects a $3.9 billion budget gap, which it proposes to close largely by Medicaid cost containment measures (approximately $1.0 billion), welfare reform (approximately $240 million) and restructuring of the state healthcare delivery system (approximately $470 million). The phased reduction of the State's personal income tax is continued in the 1996-97 Executive Budget. There are risks and uncertainties concerning whether or not certain spending and tax cuts will be upheld if challenged in the courts. For example, the State Comptroller is challenging in court the proposed use of certain pension reserves. If such suit is successful, approximately $110 million would become unavailable as a source of contribution to the balanced State budget. Finding an additional $110 million in reductions or from other sources may prove difficult. Additionally, even if all spending and tax cuts contained in the State budget are successfully implemented, resulting in a balanced budget for fiscal year 1995-96, there can be no assurance that the State will not face budget gaps in future years, resulting from a disparity between tax revenues projected from a lower recurring-receipts base and the spending required to maintain State programs at current levels. Furthermore, the State is a party to numerous lawsuits in which an adverse decision could require extraordinary expenditures. Certain major budgetary considerations affecting the State are outlined below.
REVENUE BASE. The State's principal revenue sources are economically sensitive, and include the personal income tax (53% of fiscal year 1994-95 General Fund receipts and estimated to be approximately 54% of fiscal year 1995-96 General Fund receipts), user taxes and fees (20% of fiscal year 1994-95 and nearly 21% of estimated 1995-96 General Fund receipts, respectively). Uncertainties in taxpayer behavior as a result of actual and proposed changes in Federal tax law also can have an adverse impact on State tax receipts. One-fourth of the 4% State sales tax has been dedicated to pay debt service of LGAC, and has correspondingly reduced General Fund receipts. To the extent those moneys are not necessary for payment to LGAC, they are transferred from the LGAC Tax fund to the General Fund and reported as a transfer from other funds rather than as sales and use tax receipts. During fiscal years 1991-92, 1992-93, 1993-94, and 1994-95 moneys were so transferred. Capital gains are a significant component of income tax collections. Auto sales and building materials are significant components of retail sales tax collections. Tax rates are relatively high and may impose political and economic constraints on the ability of the State to further increase its taxes. In 1995, the State enacted a tax-reduction program designed to reduce, by 20 percent over three years, receipts from the personal income tax. The tax had remained unchanged since 1989 as a result of annual deferrals of tax reductions originally enacted in 1987. The tax-reduction program is estimated to reduce receipts by $515 million in the 1995-96 fiscal year, $1.7 billion in the 1996-97 fiscal year and produce further significant reductions in fiscal year 1997-98. In addition to such reductions in overall tax rates, the tax-reduction program also includes other modifications to the tax laws which will have the effect of lowering the amount of tax revenues to be received by the State. In the absence of countervailing economic growth or expenditure cuts, the tax cuts could make the achievement of a balanced State budget more difficult in future years.
A significant risk to the 1995-96 State Financial Plan arises from tax legislation pending in the U.S. Congress. Changes to the federal tax treatment of capital gains, if made, are likely to flow automatically to the State personal income tax. Such changes, depending upon their precise character and timing, as well as taxpayer response, could produce either revenue gain or loss during the remainder of the State's 1995-96 fiscal year.
STATE DEBT. The State has the heaviest debt burden of any state (with nearly $5.2 billion of long-term general obligations, $4.7 billion of LGAC debt and $18 billion of lease-purchase or other contractual debt outstanding as of March 31, 1995), and debt service costs absorb a large share of the State's budget. As of March 31, 1995 the State is also obligated with respect to nearly $7.0 billion for statutory moral obligations for nine of its Authorities and for guarantees of $358 million of other Authority debt. Historically, the State has had one of the largest seasonal financing requirements of any municipal issuer, and was required each spring to borrow substantial sums from public credit markets to finance its accumulated General Fund deficit and its scheduled payments of aid to local governments and school districts. To help reduce such seasonal financing needs, the State created LGAC as a financing vehicle to finance the State's local assistance payments by issuing long-term debt, payable over 30 years from a portion of the State sales tax, as discussed above. The State budget and State financial plan for fiscal year 1995-96 each proposes to utilize the remainder of authorized but yet unissued LGAC bonds. As of June 1995, LGAC had issued bonds and notes to provide net proceeds of $4.7 billion, thus completing the LGAC program. The impact of LGAC's borrowing is that the State is able to meet its cash flow needs in the first quarter of the 1995-96 fiscal year without relying on short-term seasonal borrowings. Neither the 1995-96 State financial plan nor the 1994-95 State Financial Plan included a spring borrowing, the first time in 35 years that there was no short-term borrowing. Investors should note that the enabling legislation for LGAC contains a covenant restricting the amount of any future State spring borrowing, which may reduce the State's fiscal flexibility in future years.
BUDGETARY FLEXIBILITY. A significant portion of the State's General Fund budget is accounted for by contractually required expenses (such as pension and debt service costs) and by federally mandated programs (such as AFDC and Medicaid). In addition, State aid for school districts comprises a major share of the budget, and total appropriations and distribution of such aid is especially contentious politically. Furthermore, the State's ability to respond to unanticipated developments in the future may have been impaired since the State has utilized a substantial range of actions of a non-recurring nature in recent years to finance its General fund operations, including tapping excess monies in special funds, refinancing outstanding debt to reduce reserve fund requirements and current (but not long-term) debt service costs, recalculating pension fund contributions, selling State assets, reimbursing past General Fund expenditures by the issuance of authority debt and deferring payment for expenditures to future fiscal years. The 1995-96 State Financial Plan contains actions of a non-recurring nature including mergers of certain authorities payments from the sale of certain State assets, and payments associated with the resolution of certain court cases, totalling approximately $900 million to $1 billion. The 1996-97 Executive Budget, however, contains actions of a non-recurring nature only to the extent of approximately $123 million. LABOR COSTS. The State government workforce is mostly unionized, subject to the Taylor Law which authorizes collective bargaining and prohibits (but has not historically prevented) strikes and work slowdowns. Costs for employee health benefits have increased substantially, and can be expected to further increase. The State has a substantial unfunded liability for future pension benefits, and has utilized changes in its pension fund investment return assumptions to reduce current contribution requirements. If such investment earnings assumptions are not sustained by actual results, additional State contributions will be required in future years to meet the State's contractual obligations. The State's change in actuarial method from the aggregate cost method to a modified projected unit credit in the 1990-91 fiscal year created a substantial surplus that was amortized and applied to offset the State's contribution through the 1993-94 fiscal year. This change in actuarial method was ruled unconstitutional by the State's highest court and the State returned to the aggregate cost method in fiscal year 1994-95 using a four-year phase-in. Employer contributions, including the State's, are expected to increase over the next five to ten years.
PUBLIC ASSISTANCE. The State has the second largest number of persons receiving public assistance (AFDC and Home Relief) of any state. AFDC costs are shared among the federal government, the State and its counties (including the City) by statutory formula. Caseloads tend to rise significantly during economic downturns, but have fallen only in the later stages of past economic recoveries.
MEDICAID. The State participates in the federal Medicaid program under a state plan approved by the Health Care Financing Administration. The federal government provides a substantial portion of eligible program costs, with the remainder shared by the State and its counties (including the City). Basic program eligibility and benefits are determined by federal guidelines, but the State provides a number of optional benefits and expanded eligibility. Program costs have increased substantially in recent years, and account for a rising share of the State budget. Federal law requires the State adopt reimbursement rates for hospitals and nursing homes that are reasonable and adequate to meet the costs that must be incurred by efficiently and economically operated facilities in providing patient care, a standard that has led to past litigation by hospitals and nursing homes seeking higher reimbursement from the State. The budget adopted for fiscal year 1995-96, and in particular the 1996-97 Executive Budget, each includes reductions in spending for Medicare. Cutbacks in State spending for Medicaid may adversely affect the financial condition of hospitals and health care institutions that are the obligors of bonds that may be held by the fund.
THE STATE AUTHORITIES. The State's Authorities are not subject to the constitutional restrictions on the incurrence of debt which apply to the State itself, and may issue bonds and notes within the amounts of, and as otherwise restricted by, their legislative authorization. The New York State Public Authorities Control Board approves the issuance of debt and major contracts by ten of the Authorities. As of September 30, 1994, the date of the latest available data, there were 18 Authorities that had outstanding debt of $100 million or more, the aggregate debt of which (including refunding bonds and moral obligation, lease-purchase, contractual obligation, or State-guaranteed debt) then totaled approximately $70.3 billion. As of March 31, 1995, aggregate public authority debt outstanding as State-supported was approximately $28 billion and State-related debt was approximately $36 billion. In recent years the State has provided financial assistance through appropriations, in some cases of a recurring nature, to certain Authorities for operating and other expenses and, (from 1976 to 1987) in fulfillment of its commitments on moral obligation indebtedness or otherwise, for debt service. The State budgeted operating assistance of approximately $1.3 billion for the Metropolitan Transportation Authority (MTA) for fiscal year 1994-1995 and estimates total State assistance in fiscal year 1995-96 to be approximately $1.1 billion. This assistance is expected to continue to be required (and may increase) in future years. Failure by the State to appropriate necessary amounts or to take other action to permit the Authorities to meet their obligations could adversely affect the ability of the State and the Authorities to obtain financing in the public credit markets and the market price of the State's outstanding bonds and notes.
The MTA, whose credit standing was recently reduced, oversees the operation of the City's subway and bus lines by its affiliates, the New York City Transit Authority and the Manhattan and Bronx Surface Transit Operating Authority (collectively, the TA). MTA subsidiaries operate certain commuter rail and bus lines in the New York metropolitan area. An affiliated agency, the Triborough Bridge and Tunnel Authority (TBTA), operates certain intrastate toll bridges and tunnels. To maintain its facilities and equipment, which deteriorated significantly in the late 1970s due to deferred maintenance, the MTA prepared a five-year capital program subject to approval by the MTA Capital Program Review Board. In April 1993, the State legislature authorized the funding of a portion of a five-year $9.56 billion capital plan for the MTA for 1992 through 1996. MTA's five-year capital program for 1992-96 was approved by the State capital program review board in December 1993. There can be no assurance that all governmental actions for the 1992-96 capital program will be taken, that funding sources currently identified will not be decreased or eliminated, or that the capital program will not be delayed or reduced. If the capital program is delayed or reduced, ridership and fare revenues may decline, which could impair the MTA's ability to meet its operating expenses without additional State assistance. In addition, because fares are not sufficient to finance its mass transit operations, the MTA has depended and will continue to depend for operating support upon a system of State, local government and TBTA support, and to the extent available, Federal assistance (including loans, grants and operating subsidies). There can be no assurance that any such assistance will continue at any particular level or in any fixed relationship to the operating costs and capital needs of the MTA.
THE CITY. The City has required, and continues to require, significant financial assistance from the State. The City depends on State assistance both to enable the City to balance its budget and to meet its cash requirements. In the early 1970s, the City incurred substantial operating deficits, and its financial controls, accounting practices, and disclosure policies were widely criticized. In 1975, the City encountered severe financial difficulties and lost access to the public credit markets. The State Legislature responded in 1975 by creating the Municipal Assistance Corporation For The City of New York (MAC) to provide financing assistance for the City and the Financial Control Board to exercise certain oversight and review functions with respect to the City's finances. The Financial Control Board's powers over the City were suspended in June 1986, but would be reinstated (under current law) if the City experiences certain adverse financial circumstances. At the time of the fiscal crisis, the State provided substantial financial assistance to the City, the federal government provided the City with direct seasonal loans and guarantees on the City's long-term debt, and the City's labor unions accepted deferrals of wage increases and approved purchases of City bonds by the pension funds. No assurance can be given that similar assistance would again be made available if needed, particularly given the current budgetary constraints faced by both the Federal and State governments.
The City provides services usually undertaken by counties, school districts or special districts in other large urban areas including the provision of social services such as day care, foster care, health care, family planning, services for the elderly and special employment services for needy individuals and families who qualify for such assistance. State law requires the City to allocate a large portion of its total budget to Board of Education operations, and mandates the City to assume the local share of public assistance and Medicaid costs. While the City has had GAAP operating surpluses, in recent fiscal years the City has experienced and continues to experience ongoing financial difficulties, primarily related to the impact of the recent recession on the local economy (reducing revenues from most major taxes and increasing public assistance and Medicaid caseloads), rising health care costs for City employees and for Medicaid, and rising inflation and interest rates. In response, the City implemented gap-closing programs in recent fiscal years, which initially relied primarily on actions of a non-recurring nature, but included substantial property tax rate increases and a personal income tax surcharge imposed in fiscal year 1991 and selected service cutbacks. Reductions in State aid, larger than budgeted labor settlements and increased police expenditures added to the adverse budgetary impact of the local recession, confronting the City with a potential $3.3 billion imbalance during fiscal year 1992 budget negotiations. This initial budget gap was closed by adoption of a budget providing for various tax increases and significant service reductions. Aid to nonprofit cultural institutions in the City was significantly reduced (as was State aid to such institutions), including certain institutions that are obligors of bonds that may be held by the fund. The City's budget for fiscal year 1994 identified measures to close a $300 million budget gap, which was the result of shortfalls in Federal and State aid from previously projected levels. The City achieved balanced operating results as reported in accordance with GAAP for the 1994 fiscal year. For fiscal year 1995, the City adopted a budget which halted the trend in recent years of substantial increases in City-funded spending from one year to the next and the City budget adopted for fiscal year 1996 reduces City-funded spending for the second consecutive year.
Pursuant to State law, the City prepares a four-year annual financial plan, which is reviewed and revised on a quarterly basis and includes the City's capital, revenue and expense projections and outlines proposed budget gap-closing programs for those years with projected budget gaps. The mayor is responsible for preparing the City's four-year financial plan, including the City's current financial plan for the 1996 through 1999 fiscal years (the 1996-1999 Financial Plan). The City's projections set forth in the 1996-1999 Financial Plan are based on various assumptions and contingencies which are uncertain and which may not materialize. Changes in major assumptions could significantly affect the City's ability to balance its budget and to meet its annual cash flow and financing requirements. Such assumptions and contingencies include the timing and pace of a regional and local economic recovery, increases in interest rates, the impact on real estate tax revenues of the real estate market, wage increases for city employees consistent with those assumed in the 1996-99 Financial Plan, employment growth, the ability to implement proposed reductions in City personnel and other cost reduction initiatives which may require in certain cases the cooperation of the City's municipal unions, the ability of the New York City Health and Hospitals Corporation and the Board of Education to take actions to offset reduced revenues, the ability to complete revenue generating transactions, provision of State and Federal aid and mandate relief, and the impact on City revenues of proposals for Federal and State welfare reform. No assurance can be given that the assumptions used by the City in the 1996-99 Financial Plan will be realized. Furthermore, actions taken in recent fiscal years to avert deficits may have reduced the City's flexibility in responding to future budgetary imbalances, and have deferred certain expenditures to later fiscal years.
The City submitted on July 21, 1995 a fourth quarter modification to the City's financial plan for the 1995 fiscal year which projects a balanced budget in accordance with GAAP for the City's 1995 fiscal year. On July 11, 1995, the City submitted the 1996-1999 City Financial Plan, which is based on the City's expense and capital budgets of the City's 1996 fiscal year adopted on June 14, 1995 (the 1996 City Budget). The 1996 City Budget sets forth proposed actions by the City for the 1996 fiscal year to close a substantial projected budget gap (approximately $3.1 billion) resulting from lower than projected tax receipts and other revenues and greater than projected expenditures. Proposed actions in the 1996-1999 Financial Plan for the City's 1996 fiscal year include a reduction of approximately $400 million primarily affecting public assistance and Medicaid payments by the City, expenditure reductions in agencies totalling approximately $1.2 billion and transitional labor savings of approximately $600 million. These and other proposed actions were contained in the 1996-1999 Financial Plan as well as the 1996 City Budget. The City Budget is subject to the ability of the City to implement the proposed reductions in expenditures, personal services and personnel, which are substantial and may be difficult to implement. For example, one of the key items contained in the 1996 City Budget is the sale of the City's water system for approximately $2.3 billion. This plan has been hotly contested since it was announced, and is currently the focus of several lawsuits. In November, the Mayor sued the City Comptroller to compel his signature on bonds needed to accomplish the sale of the water system. The Comptroller had blocked the bond sale, stating that the sale of City water assets would be illegal and "an improvident fiscal gimmick." In December, a coalition of civic, housing and environmental groups from New York City and Westchester County (the Coalition) filed suit to block the Mayor's plan to sell the water system and announced an intention to join in the Comptroller's battle to block the bond sale. In addition, certain proposals may be offset by various State and Federal legislation which could mandate levels of City funding inconsistent with the 1996 City Budget and the 1996-1999 Financial Plan. In addition, the 1996-1999 Financial Plan anticipates the receipt of substantial amounts of Federal aid. Certain proposed State and Federal actions are subject to approvals from the Legislature, the Governor and the President, as applicable. Both Federal and State actions are uncertain; certain legislative proposals contemplate significant reductions in Federal spending, including proposed Federal welfare reform which could result in caps on, or block grants of, Federal programs. Further, no assurance can be given that either such actions will in fact be taken or that the projected savings will result even if such actions are taken.
The City derives its revenues from a variety of local taxes, user charges, miscellaneous revenues and federal and State unrestricted and categorical grants. The City projects that local revenues will provide approximately 68.0% of total revenues in fiscal year 1996 while federal aid, including categorical grants, will provide 11.7% in fiscal year 1996 and State aid, including unrestricted aid and categorical grants, will provide 20.3% in fiscal year 1996. As a proportion of total revenues, State aid has remained relatively constant over the period from 1980 to 1990, while federal aid was sharply reduced (having provided nearly 20% of total fiscal year 1980 revenues). The largest source of the City's revenues is the real estate tax (approximately 22% of total revenues projected for fiscal year 1996), at rates levied by the City council (subject to certain State constitutional limits). State legislation requires that increases in assessments of certain classes of real property be phased-in over a five-year period; thus, property owners may receive higher assessments when property values are declining. However, in the event of a reduction in total assessments, higher tax rates would be required to maintain the same amount of tax revenue. The City derives the remainder of its tax revenues from a variety of other economically sensitive local taxes (subject to authorization by the legislature), including: a local sales and compensating use tax (primarily dedicated to MAC debt service) imposed in addition to the State's retail sales tax; the personal income tax on City residents and the earnings tax on non-residents; a general corporation tax; and a financial corporation tax. High tax burdens in the city impose political and economic constraints on the ability of the City to increase local tax rates. The City's four-year financial plans have been the subject of extensive public comment and criticism, principally questioning the reasonableness of assumptions that the City will have the capacity to generate sufficient revenues in the future to provide the level of services contained in such City financial plans. On July 10, 1995, S&P lowered the City's credit rating from A- to BBB+, among the lowest ratings of any major city in the country. The rating agency cited specifically the City Budget's reliance on "one-shot" measures to balance the budget for fiscal year 1995-96 without rectifying the underlying structural problems, its continued optimistic projections of State and Federal aid, and continued high debt levels. S&P also mentioned the feeble local economy and the City Budget's over-reliance on the financial services sector which historically has been volatile.
The City is the largest municipal debt issuer in the nation, and has more than doubled its debt load since the end of fiscal year 1988, in large measure to rehabilitate its extensive, aging physical plant. The City's seasonal borrowing needs increased significantly during fiscal years 1990 and 1991, largely due to delayed State aid payments, and totalled $2.25 billion in fiscal year 1992, $1.4 billion in fiscal year 1993, $1.75 billion in fiscal year 1994 and $2.2 billion in fiscal year 1995. The City's current capital financing program reflects major reductions (approximately $2.13 billion) in the size of the capital program to be implemented cumulatively through fiscal year 1999 which is intended to reduce future debt service requirements. Such reductions may adversely affect the condition of the City's aging and deteriorating infrastructure and physical assets, such as sewers, streets, bridges and tunnels, and mass transit facilities. Further, the City's capital financing program currently contemplates receipt of proceeds of approximately $1 billion resulting from the sale of the City's water and sewer system to the Water Board, and proposes to utilize a substantial portion of such proceeds for capital project improvements. It is not certain that such proceeds will become available for capital improvements, because, as discussed above, both the City Comptroller and the Coalition have opposed such proposed transfer of the water and sewer system.
In November 1993, the voters approved a proposed charter whereby Staten Island would secede from the City. Staten Island is one of five counties/boroughs, comprising 4% of the City's population and 19% of its land area. State law provides a complex mechanism for such secession. The State Legislature is also considering establishment of a similar secession mechanism for Queens.
OTHER LOCALITIES. Certain localities in addition to the City could have financial problems which, if significant, could lead to requests for additional State assistance during the State's 1995-96 fiscal year and thereafter. Fiscal difficulties experienced by the City of Yonkers, for example, could result in State actions to allocate State resources in amounts that cannot yet be determined. In the recent past, the State provided substantial financial assistance to its political subdivisions, primarily for aid to elementary, secondary and higher education, Medicaid income maintenance, and local transportation programs. The legislature enacted substantial reductions from previously budgeted levels of State aid since December 1990. To the extent the State is constrained by its financial condition, State assistance to localities may be further reduced, compounding the serious fiscal constraints already experienced by many local governments. Localities also face anticipated and potential problems resulting from pending litigation (including challenges to local property tax assessments), judicial decisions and socio-economic trends. The Legislature enacted substantial reductions from previously budgeted levels of State aid since December 1990.
SPECIAL CONSIDERATIONS AFFECTING CALIFORNIA
Certain California constitutional amendments, legislative measures, executive orders, administrative regulations, and voter initiatives, as discussed below, could adversely affect the market values and marketability of, or result in default of, existing obligations, including obligations that may be held by the fund. Obligations of the state or local governments may also be affected by budgetary pressures affecting the State of California (the State) and economic conditions in the State. Interest income to the fund could also be adversely affected. The following discussion highlights only some of the more significant financial trends and problems, and is based on information drawn from official statements and prospectuses relating to securities offerings of the State, its agencies, or instrumentalities, as available as of the date of this SAI. FMR has not independently verified any of the information contained in such official statements and other publicly available documents, but is not aware of any fact which would render such information inaccurate. CONSTITUTIONAL AND STATUTORY LIMITATIONS ON TAXES AND APPROPRIATIONS LIMITATION ON TAXES. Certain obligations held by the fund may be obligations of issuers that rely in whole or in part, directly or indirectly, on AD VALOREM property taxes as a source of revenue. The taxing powers of local governments and districts are limited by Article XIIIA of the California Constitution, enacted by the voters in 1978 and commonly known as "Proposition 13." Briefly, Proposition 13 limits to 1% of full cash value the rate of AD VALOREM property taxes on real property and generally restricts the increase in taxes upon reassessment of property to 2% per year, except upon new construction or change of ownership (subject to a number of exemptions). Taxing entities may, however, raise AD VALOREM taxes above the 1% limit to pay debt service on voter-approved bonded indebtedness.
Under Article XIIIA, the basic 1% AD VALOREM tax levy is applied against the assessed value of property as of the owner's date of acquisition (or as of March 1, 1975 if acquired earlier), subject to certain adjustments. This system has resulted in widely varying amounts of tax on similarly situated properties. Several lawsuits were filed challenging the acquisition-based assessment system of Proposition 13, but on June 18, 1992, the U.S. Supreme Court announced a decision upholding Proposition 13.
Article XIIIA prohibits local governments from raising revenues through AD VALOREM property taxes above the 1% limit; it also requires voters of any government unit to give 2/3 approval to levy any "special tax." However, court decisions allowed non-voter-approved levies of "general taxes" which were not dedicated to a specific use.
A 1986 initiative statute, called "Proposition 62," imposed additional limits on local governments, by requiring either majority or 2/3 voter approval for any increases in "general taxes" or "special taxes," respectively (other than property taxes, which are unchangeable). Court decisions had struck down most of Proposition 62 and many local governments, especially cities, had enacted or raised local "general taxes" without voter approval. In September 1995, the California Supreme Court overruled the prior cases, and upheld the constitutionality of Proposition
62. Many aspects of this decision (such as its impact on charter (home rule) cities, and whether it will have retroactive effect) remain unclear, but its future effect will be to further limit the fiscal flexibility of many local governments.
APPROPRIATIONS LIMITS. The State and its local governments are subject to an annual "appropriations limit" imposed by Article XIIIB of the California Constitution, enacted by the voters in 1979 and significantly amended by Propositions 98 and 111 in 1988 and 1990, respectively. Article XIIIB prohibits the State or any covered local government from spending "appropriations subject to limitation" in excess of the appropriations limit imposed. "Appropriations subject to limitation" are authorizations to spend "proceeds of taxes," which consist of tax revenues and certain other funds, including proceeds from regulatory licenses, user charges, or other fees to the extent that such proceeds exceed the cost of providing the product or service; but " proceeds of taxes" for local governments exclude most State subventions. No limit is imposed on appropriations of funds which are not "proceeds of taxes," such as reasonable user charges or fees and certain other non-tax funds, including bond proceeds.
Among the expenditures not included in the Article XIIIB appropriations limit are: (1) the debt service cost of bonds issued or authorized prior to January 1, 1979, or subsequently authorized by the voters; (2) appropriations arising from certain emergencies declared by the Governor;
(3) appropriations for certain capital outlay projects; and (4) appropriations by the State of post-1989 increases in gasoline taxes and vehicle weight fees.
The appropriations limit for each year is adjusted annually to reflect changes in cost of living and population, and any transfers of service responsibilities between government units. The definitions for such adjustments were liberalized by Proposition 111 to follow more closely growth in the State's economy. For the 1990-91 fiscal year, each unit of government has recalculated its appropriations limit by taking the actual 1986-87 limit and applying the Proposition 111 annual adjustments forward to 1990-91. This was expected to raise the limit in most cases.
Under Proposition 111, "excess" revenues are measured over a two-year cycle. With respect to local governments, excess revenues must be returned by a revision of tax rates or fee schedules within the two subsequent fiscal years. The appropriations limit for a local government may be overridden by referendum under certain conditions for up to four years at a time. With respect to the State, 50% of any excess revenues is to be distributed to K-12 school and community college districts (collectively, K-14 districts) and the other 50% is to be refunded to taxpayers.
In the years immediately following enactment, very few California governmental entities operated near their appropriations limit. In the mid-to-late 1980's, many entities were at or approaching their limit, and several successfully obtained voter approval for four-year waivers of the limit. Since Proposition 111, the appropriations limit has again ceased to be a practical limit on California governments, but this condition may change in the future. During FY 1986-87, State receipts from proceeds of taxes exceeded its appropriations limit by $1.138 billion, which was returned to taxpayers. Since that time, appropriations subject to limitation were under the State limit. The 1996-97 Governor's Budget proposal estimates State appropriations will be more than $6.4 billion under the limit for FY 1995-96 and over $9.2 billion under the limit for FY 1996-97.
OBLIGATIONS OF THE STATE OF CALIFORNIA
As of December 31, 1995, the State had approximately $18.3 billion of general obligation bonds outstanding, and $2.9 billion remained authorized but unissued. In addition, at June 30, 1995, the State had lease-purchase obligations, payable from the State's General Fund, of approximately $5.6 billion. State voters will have $5.0 billion of new bond authorizations on the March 26, 1996 ballot, and additional bonds may be placed on the November 5, 1996 ballot. Of the State's outstanding general obligation debt, approximately 21% is presently self-liquidating (for which program revenues are anticipated to be sufficient to reimburse the General Fund for debt service payments). In FY 1994-95, debt service on general obligation bonds and lease-purchase debt was approximately 5.3% of General Fund revenues. The State has paid the principal of and interest on its general obligation bonds, lease-purchase debt, and short-term obligations when due. ECONOMY
The State's economy is the largest among the 50 states and one of the largest in the world. The State's population grew by 27% in the 1980s and, at over 32 million, it now represents over 12% of the total U.S. population. Total personal income in the State, at an estimated $703 billion in 1994, accounts for more than 12% of all personal income in the nation. Total employment in 1994 was over 14 million, the majority of which is in the service, trade, and manufacturing sectors.
From mid-1990 to late 1993, the State suffered a recession with the worst economic, fiscal and budget conditions since the 1930s. Construction, manufacturing (especially aerospace), and financial services, among others, were all severely affected, particularly in Southern California. Job losses were the worst of any post-war recession. Employment levels stabilized by late 1993 and steady growth occurred since the start of 1994; pre-recession job levels are expected to be reached in 1996. Unemployment, while higher than the national average, came down significantly from the January 1994 peak of 10%. Economic indicators show a steady recovery underway in California since the start of 1994, although the residential housing sector has been weaker than in previous recoveries. Any delay or reversal of the economic recovery may cause a recurrence of revenue shortfalls for the State.
RECENT STATE FINANCIAL RESULTS
The principal sources of State General Fund revenues in 1994-95 were the California personal income tax (43% of total revenues), the sales tax (34%), bank and corporation taxes (13%), and the gross premium tax on insurance (3%). The State maintains a Special Fund for Economic Uncertainties (the SFEU), derived from General Fund revenues, as a reserve to meet cash needs of the General Fund, but which is required to be replenished as soon as sufficient revenues are available. Year-end balances in the SFEU are included for financial reporting purposes in the General Fund balance. In recent years (but not in the past three years, as the recession has cut revenues), the State has budgeted to maintain the SFEU at around 3% of General Fund expenditures.
Throughout the 1980s, State spending increased rapidly as the State population and economy also grew rapidly, including many assistance programs to local governments, which were constrained by Proposition 13 and other laws. The largest State program is assistance to local public school districts. In 1988, an initiative (Proposition 98) was enacted which (subject to suspension by a 2/3 vote of the Legislature and the Governor) guarantees local school districts and community college districts a minimum share of State General Fund revenues (currently about 35%).
Since the start of FY1990-91, the State faced adverse economic, fiscal, and budget conditions. The economic recession seriously affected State tax revenues. It also caused increased expenditures for health and welfare programs. The State is also facing a structural imbalance in its budget with the largest programs supported by the General Fund (education, health, welfare and corrections) growing at rates significantly higher than the growth rates for the principal revenue sources of the General Fund. These structural concerns will continue in future years; in particular, it is anticipated that there will be a need to increase capital and operating costs of the correctional system in response to a "Three Strikes" law enacted in 1994 which mandates life imprisonment for certain felony offenders.
RECENT BUDGETS. As a result of these factors, among others, from the late 1980s until 1992-93 the State had a period of nearly chronic budget imbalance, with expenditures exceeding revenues in four out of six years, and the State accumulated and sustained a budget deficit in the SFEU approaching $2.8 billion at its peak at June 30, 1993. Starting in FY 1990-91 and for each year thereafter, each budget required multibillion dollar actions to bring projected revenues and expenditures into balance and to close large "budget gaps" which were identified. The Legislature and Governor eventually agreed on a number of different steps to produce Budget Acts in the years 1991-92 to 1994-95, including:
(medium solid bullet) significant cuts in health and welfare program expenditures;
(medium solid bullet) transfers of program responsibilities and some funding sources from the State to local governments, coupled with some reduction in mandates on local government;
(medium solid bullet) transfer of about $3.6 billion in annual local property tax revenues from cities, counties, redevelopment agencies and some other districts to local school districts, thereby reducing state funding for schools;
(medium solid bullet) reduction in growth of support for higher education programs, coupled with increases in student fees;
(medium solid bullet) revenue increases (particularly in the FY 1991-92 budget), most of which were for a short duration;
(medium solid bullet) increased reliance on aid from the federal government to offset the costs of incarcerating, educating and providing health and welfare services to undocumented aliens (although these efforts have produced much less federal aid than the State Administration had requested); and
(medium solid bullet) various one-time adjustment and accounting changes. Despite these budget actions, the effects of the recession led to large unanticipated deficits in the SFEU, as compared to projected positive balances. By the start of FY 1993-94, the accumulated deficit was so large (almost $2.8 billion) that it was impractical to budget to retire it in one year, so a two-year program was implemented, using the issuance of revenue anticipation warrants to carry a portion of the deficit past the end of the fiscal year. When the economy failed to recover sufficiently in 1993-94, a second two-year plan was implemented in 1994-95, to carry the final retirement of the deficit into 1995-96.
The combination of stringent budget actions cutting State expenditures and the turnaround of the economy by late 1993 finally led to the restoration of positive financial results. While General Fund revenues and expenditures were essentially equal in FY 1992-93 (following two years of excess expenditures over revenues), the General Fund had positive operating results in FY 1993-94 and FY 1994-95, which have reduced the accumulated budget deficit to around $600 million as of June 30, 1995. The 1996-97 Governor's Budget projects complete elimination of the deficit by June 30, 1996.
A consequence of the accumulated budget deficits in the early 1990s, together with other factors such as disbursement of funds to local school districts "borrowed" from future fiscal years and hence not shown in the annual budget, was to significantly reduce the State's cash resources available to pay its ongoing obligations. When the Legislature and the Governor failed to adopt a budget for FY 1992-93 by July 1, 1992, which would have allowed the State to carry out its normal annual cash flow borrowing to replenish its cash reserves, the State Controller was forced to issue approximately $3.8 billion of registered warrants (IOUs) over a 2-month period to pay a variety of obligations representing prior years' (or continuing) appropriations and mandates from court orders. Available funds were used to make constitutionally-mandated payments, such as debt service on bonds and warrants.
The State's cash condition became so serious in late spring of 1992 that the State Controller was required to issue revenue anticipation warrants maturing in the following fiscal year in order to pay the State's continuing obligations. The State was forced to rely increasingly on external debt markets to meet its cash needs, as a succession of notes and warrants (both forms of short-term cash flow financing) often needed to pay previously-maturing notes or warrants, were issued in the period from June 1992 to July 1994. These borrowings were used also in part to spread out the repayment of the accumulated budget deficit over the end of the fiscal year.
The State issued $7.0 billion of short-term debt in July 1994 to meet its cash flow needs and to finance the deferral of part of its accumulated deficit to FY 1995-96. In order to assure repayment of $4.0 billion of this borrowing which matures on April 25, 1996, the State enacted legislation (the Trigger Law) which would lead to automatic, across-the-board budget cuts in General Fund expenditures if cash flow projections made at certain times deteriorated from estimates made in July 1994 when the borrowings were made. The State's cash position remained favorable enough during FY 1994-95 that the State Controller determined that no automatic budget cuts were needed in that year.
CURRENT BUDGET. For the first time in four years, the State entered FY 1995-96 with strengthening revenues based on an improving economy. The major feature of the Governor's proposed Budget, a 15% phased cut in personal income and business taxes, was rejected by the Legislature.
The 1995-96 Budget Act was signed by the Governor on August 3, 1995, 34 days after the start of the fiscal year. The Budget Act projected General Fund revenues and transfers of $44.1 billion, a 3.5% increase from the prior years. Expenditures were budgeted at $43.4 billion, a 4% increase. The Department of Finance projected that, after repaying the last of the carryover budget deficit, there would be a positive balance of less than $30 million in the SFEU at June 30, 1996.
The Department of Finance projected cash flow borrowings in FY 1995-96 would be the smallest in many years, comprising about $2 billion of notes to be issued in April 1996, and maturing by June 30, 1996. With full payment of $4 billion of revenue anticipation warrants on April 25, 1996, the Department saw no further need for borrowing over the end of the fiscal year. The Department projected that available internal cash resources to pay State obligations would be about $1.9 billion at June 30, 1996. On October 15, 1995, the State Controller, in the last step in the Trigger Law process, reported that projected cash resources in the General Fund during FY 1995-96 would be large enough to again avoid the need for any automatic budget cuts. However, the Controller estimated that the State's cash position on June 30, 1996 would be about $500 million less than estimated by the Department of Finance.
The principal features of the 1995-96 Budget Act, in addition to those noted above, were additional cuts in health and welfare expenditures (some of which are subject to approvals or waivers by the federal government); assumed further federal aid for illegal immigrant costs; and an increase in per-pupil funding for public schools and community colleges, the first such significant increase in four years.
The Governor's Proposed Budget for FY 1996-97 (the Governor's Budget), released on January 10, 1996, updated financial projections for the current year. With the improved economic conditions, the Department of Finance projects $45.0 billion of General Fund revenues, and expenditures are projected to increase to $44.2 billion for FY 1995-96. The net results are projected to leave a budget reserve in the SFEU of about $40 million at June 30, 1996, thus finally repaying the accumulated deficits of the recession years.
The Governor's Budget proposes General Fund spending in 1996-97 of $45.2 billion, with revenues of $45.6 billion, leaving a budget reserve in the SFEU of about $400 million. The Governor has again proposed a three-year phased 15% reduction of personal income and corporate tax rates. The Governor"s Budget also assumes implementation of certain previously-approved cuts in health and welfare costs, adoption of further cuts in welfare payments, and receipt of new federal aid for illegal immigrant costs. The Governor's Budget proposes increased expenditures for K-12 school aid, higher education, and corrections. The Governor's Budget projects annual cash flow borrowing of about $3.2 billion.
The State's financial difficulties for the past budget years and other factors noted above will result in continued pressure upon almost all local governments, especially those which depend on State aid, such as school districts and counties. While recent budgets included both permanent tax increases and actions to reduce costs of state government over the longer term, the Governor and other analysts have noted that structural imbalances still exist, and there can be no assurance that the State will not face budget gaps in the future.
State general obligation bonds are currently rated "A1" by Moody's, "A" by Fitch Investors Service, Inc., and "A" by S&P. There can be no assurance that such ratings will be maintained in the future. All three of these ratings were reduced from "AAA" levels since late 1991.
OBLIGATIONS OF OTHER CALIFORNIA ISSUERS
STATE ASSISTANCE. Property tax revenues received by local governments declined more than 50% following passage of Proposition 13. Subsequently, the State's Legislature enacted measures to provide for the redistribution of the State's General Fund surplus to local agencies; the reallocation of certain State revenues to local agencies; and the assumption of certain governmental functions by the State to assist municipal issuers to raise revenues. Total local assistance from the State's General Fund totaled approximately $29.1 billion in FY 1993-94 (about 70% of General Fund expenditures) and has been budgeted at $30.5 billion for FY 1994-95, including the effect of implementing reductions in certain aid programs. To reduce State General Fund support for school districts, the 1992-93 and 1993-94 Budget Acts caused local governments to transfer $3.8 billion of property tax revenues to school districts, representing reversal of the post-Proposition 13 "bailout" aid.
To the extent the State should be constrained by its Article XIIIB appropriations limit, or its obligation to conform to Proposition 98, or other considerations, the absolute level, or the rate of growth, of State assistance to local governments may continue to be reduced. Any such reductions in State aid could compound the serious fiscal constraints already experienced by many local governments, particularly counties. At least one rural county (Butte) publicly announced that it might enter bankruptcy proceedings in August 1990, although such plans were put off after the Governor approved legislation to provide additional funds for the county. Other counties have also indicated that their budgetary condition is extremely grave. At the start of FY 1995-96, Los Angeles County (L.A. County), the largest county in the State, faced a nominal $1.2 billion gap in its $12 billion budget, half of which was in the L.A. County health care system. The gaps were closed only with significant cuts in services and personnel, particularly in the health care system, federal aid, and transfer of some funds from other local governments to the L.A. County pursuant to special legislation. L.A. County's debt was downgraded by Moody's and S&P in the summer of 1995. A school district (Richmond Unified) filed for protection under bankruptcy laws several years ago, but the petition was later dismissed; other school districts have indicated financial stress, although none has threatened bankruptcy.
ORANGE COUNTY. On December 6, 1994, Orange County, California (Orange County), together with its pooled investment funds (the Pools) filed for protection under Chapter 9 of the federal Bankruptcy Code, after reports that the Pools had suffered significant market losses in their investments, causing a liquidity crisis for the Pools and Orange County. More than 200 other public entities, most but not all located in Orange County, were also depositors in the Pools. Orange County estimated the Pools' losses at approximately $1.7 billion, or 22% of its initial deposits of approximately $7.5 billion. Many of the entities which kept money in the Pools (Pool participants), including Orange County, faced cash flow difficulties, suffered ratings adjustments, and implemented cuts in personnel and programs. Some obligations of Orange County and certain other Pool participants had technical defaults, or were rescheduled. The Bankruptcy Court has approved a settlement agreement between Orange County and most of the other Pool participants which provided about 80% (90% in the case of school districts) return of cash invested, with the balance to be repaid over time, including from potential recoveries in lawsuits. Orange County has implemented a financial recovery plan which includes significant personnel cuts, and refinancing of current debts using new funds transferred to Orange County from certain other local governments pursuant to special legislation adopted in late 1995.
The State has no obligation with respect to any obligations or securities of Orange County or any of the other Pool participants. However, the State may be obligated to intervene to ensure that school districts have sufficient funds to operate, or to maintain certain Orange County-administered State programs. As of January 1, 1996, no school districts which were Pool participants had become insolvent.
ASSESSMENT BONDS. Municipal obligations which are assessment bonds or Mello-Roos bonds may be adversely affected by a general decline in real estate values or a slowdown in real estate sales activity. In many cases, such bonds are secured by land which is undeveloped at the time of issuance but anticipated to be developed within a few years after issuance. In the event of such reduction or slowdown, such development may not occur or may be delayed, thereby increasing the risk of a default on the bonds. Because the special assessments or taxes securing these bonds are not the personal liability of the owners of the property assessed, the lien on the property is the only security for the bonds. Moreover, in most cases the issuer of these bonds is not required to make payments on the bonds in the event of delinquency in the payment of assessments or taxes, except from amounts, if any, in a reserve fund established for the bonds.
CALIFORNIA LONG-TERM LEASE OBLIGATIONS. Certain State long-term lease obligations, though typically payable from the General Fund of the municipality, are subject to "abatement" in the event the facility being leased is unavailable for beneficial use and occupancy by the municipality during the term of the lease. Abatement is not a default, and there may be no remedies available to the holders of the certificates evidencing the lease obligation in the event abatement occurs. The most common causes of abatement are failure to complete construction of the facility before the end of the period during which lease payments have been capitalized and uninsured casualty losses to the facility (e.g., due to earthquake). In the event abatement occurs with respect to a lease obligation, lease payments may be interrupted (if all available insurance proceeds and reserves are exhausted) and the certificates may not be paid when due.
Several years ago the Richmond Unified School District (District) entered into a lease transaction in which certain existing properties of the District were sold and leased back in order to obtain funds to cover operating deficits. Following a fiscal crisis in which the District's finances were taken over by a State receiver (including a brief period under bankruptcy court protection), the District failed to make rental payments on this lease, resulting in a lawsuit by the Trustee for the Certificate of Participation holders. One of the defenses raised in answer to this lawsuit was the invalidity of the original lease transaction. The trial court upheld the validity of the District's lease, and the case has been settled. However, any future judgment in a similar case against the position taken by the Trustee may have implications for lease transactions of a similar nature by other State entities.
OTHER CONSIDERATIONS. The repayment of Industrial Development Securities secured by real property may be affected by State laws limiting foreclosure rights of creditors. Health Care and Hospital Securities may be affected by changes in State regulations governing cost reimbursements to health care providers under Medi-Cal (the State's Medicaid program), including risks related to the policy of awarding exclusive contracts to certain hospitals. Limitations on AD VALOREM property taxes may particularly affect "tax allocation" bonds issued by State redevelopment agencies. Such bonds are secured solely by the increase in assessed valuation of a redevelopment project area after the start of redevelopment activity. In the event that assessed values in the redevelopment project decline (for example, because of a major natural disaster such as an earthquake), the tax increment revenue may be insufficient to make principal and interest payments on these bonds. Both Moody's and S&P suspended ratings on State tax allocation bonds after the enactment of Articles XIIIA and XIIIB, and only resumed such ratings on a selective basis.
Proposition 87, approved by State voters in 1988, requires that all revenues produced by a tax rate increase go directly to the taxing entity which increased such tax rate to repay that entity's general obligation indebtedness. As a result, redevelopment agencies (which, typically, are the issuers of Tax Allocation Securities) no longer receive an increase in tax increment when taxes on property in the project area are increased to repay voter-approved bonded indebtedness.
Substantially all of the State is within an active geologic region subject to major seismic activity. Any California municipal obligation held by the fund could be affected by an interruption of revenues because of damaged facilities or, consequently, income tax deductions for casualty losses or property tax assessment reductions. Compensatory financial assistance could be constrained by the inability of (i) an issuer to have obtained earthquake insurance coverage at reasonable rates; (ii) an insurer to perform on its contracts of insurance in the event of widespread losses; or
(iii) the federal or State government to appropriate sufficient funds within their respective budget limitations.
Because of the complex nature of Articles XIIIA and XIIIB of the California Constitution (described briefly above), the ambiguities and possible inconsistencies in their terms, and the impossibility of predicting future appropriations or changes in population and the cost of living, and the probability of continuing legal challenges, it is not currently possible to determine fully the impact of Article XIIIA or Article XIIIB, or the outcome of any pending litigation with respect to those provisions on State obligations held by the fund or on the ability of the State or local governments to pay debt service on such obligations. Legislation has been or may be introduced (either in the State Legislature or by initiative) which would modify existing taxes or other revenue-raising measures or which either would further limit or, alternatively, would increase the abilities of State and local governments to impose new taxes or increase existing taxes. It is not presently possible to predict the extent to which any such legislation will be enacted, or if enacted, how it would affect California municipal obligations. It is also not presently possible to predict the extent of future allocations of State revenues to local governments or the abilities of State or local governments to pay the interest on, or repay the principal of, such California municipal obligations in light of future fiscal circumstances.
SPECIAL CONSIDERATIONS AFFECTING PUERTO RICO
The following highlights some of the more significant financial trends and problems affecting the Commonwealth of Puerto Rico (the Commonwealth or Puerto Rico) and is based on information drawn from official statements and prospectuses relating to the securities offerings of Puerto Rico, its agencies and instrumentalities, available as of the date of this SAI. FMR has not independently verified any of the information contained in such official statements, prospectuses, and other publicly available documents, but it is not aware of any fact which would render such information materially inaccurate.
The economy of Puerto Rico is closely integrated with that of the United States. In fiscal 1994, trade with the United States accounted for approximately 87% of Puerto Rico's exports and approximately 67% of its imports. In this regard, Puerto Rico experienced a $4.3 billion positive adjusted merchandise trade balance in fiscal 1994.
Since fiscal 1985, personal income, both aggregate and per capita, have increased consistently each fiscal year. In fiscal 1994, aggregate personal income was $25.7 billion and personal income per capita was $7,047. Gross domestic product in fiscal year 1991, 1992, 1993, 1994, and 1995 was $22.8 billion, $23.7 billion, $25.2 billion, $26.6 billion, and $28.3 billion, respectively. For fiscal 1996, an increase in gross product of 2.7% over fiscal 1995 is forecasted. However, actual growth in the Puerto Rico economy will depend on several factors, including the state of the U.S. economy, the exchange rate for the U.S. dollar, increases in exports and visitors to the Commonwealth, the price stability of oil imports, the level of federal transfers, and the cost of borrowing. Due to uncertainties with respect to these factors, there is no assurance that the economy of Puerto Rico will continue to grow.
Puerto Rico's economy continued to expand throughout the five year period from fiscal 1990 through fiscal 1994. While trends in the Puerto Rico economy generally follow those of the United States, Puerto Rico did not experience a recession in 1991. This was primarily because of low oil prices, low interest rates, and Puerto Rico's strong manufacturing base, which has a large component of non-cyclical industries. Other factors in the continued expansion included Commonwealth-sponsored economic development programs, stable prices of oil imports, low exchange rates for the U.S. dollar, the level of federal transfers, and the relatively low cost of borrowing funds during that period.
Puerto Rico has made marked improvements in fighting unemployment. Nonetheless, although unemployment is at relatively low historical levels for the Commonwealth, it remains above the U.S. average. The unemployment rate declined from 16.0% to 13.8% from fiscal 1994 to fiscal 1995. As of October 1995, the unemployment rate stood at 15.0%. Despite this relative downturn, there is a possibility that the unemployment rate will increase if there are changes in factors that directly impact the economy of Puerto Rico.
The economy of Puerto Rico has undergone a transformation in the later half of this century from one centered around agriculture to one dominated by the manufacturing and service industries. Manufacturing is the cornerstone of Puerto Rico's economy and accounted for $16.3 billion or 41.5% of gross domestic product in fiscal 1994. However, manufacturing has experienced a basic change over the years as a result of the influx of higher wage, high technology industries such as pharmaceuticals, electronics, computers, microprocessors, scientific instruments, and high technology machinery. The service sector, which includes wholesale and retail trade, finance and real estate, ranks second in its contribution to gross domestic product and is the economic sector that employs the greatest number of people. In fiscal 1994, the service sector generated $15 billion in gross domestic product and employed over 478,000 people. The government sector of the Commonwealth also plays an important role in the economy of the island. In fiscal 1994, the government accounted for $4.1 billion of Puerto Rico's gross domestic product and provided 22.2% of total employment. Tourism also contributed significantly to the island economy and total visitor expenditures amounted to $1.8 billion in fiscal 1995.
Much of the development of the manufacturing sector of the economy of Puerto Rico is attributable to federal and Commonwealth tax incentives, most notably section 936 of the Internal Revenue Code of 1986, as amended (Section 936), and the Commonwealth's Industrial Incentives Program.
Section 936 currently grants U.S. corporations that meet certain criteria and elect its application a credit (the Section 936 credit) against their U.S. corporate income tax on the portion of the tax attributable to (i) income derived from the active conduct of a trade or business in Puerto Rico (active business income) or from the sale or exchange of substantially all of the assets used in the active conduct of such trade or business and
(ii) qualified possession source investment income. The Industrial Incentives Program, through the 1987 Industrial Incentives Act, grants corporations engaged in certain qualified activities a fixed 90% exemption from Commonwealth income and property taxes and a 60% exemption from municipal license taxes.
Pursuant to amendments to the Internal Revenue Code (the Code) for taxable years commencing after 1993, two alternative limitations apply to the
Section 936 credit against active business income and sale of assets income, as previously described. The first option limits the credit against such income to 40% of the credit allowable previous to the amendments of 1993, with a five-year phase-in period starting at 60% of the current allowable credit (the Percentage Limitation). The second option limits the allowable credit to the sum of (i) 60% of qualified compensation paid to employees (as defined in the Code), (ii) a specified percentage of depreciation deductions, and (iii) a portion of the Puerto Rico income taxes paid by the Section 936 corporation, up to a 9% effective tax rate (the Economic Activity Limitation).
On November 17, 1995, the U.S. Congress adopted, as part of its larger federal income tax legislative package, a ten-year phase-out of the current
Section 936 credit for companies that are existing credit claimants and the elimination of the credit for companies establishing new operations in Puerto Rico and for existing companies that add a substantial new line of business. The Section 936 credit based on the Economic Activity Limitation will continue as under current law without change until tax years beginning in 2002, during which years a corporation's possession business income will be subject to a cap based on its possession income for an average adjusted base period. The credit based on the Percentage Limitation will continue as under current law until tax years beginning in 1998. In that year and thereafter, the credit based on the Percentage Limitation will be 40%, but the possession business income will be subject to a cap based on a corporation's possession income for an average adjusted base period. The
Section 936 credit is eliminated entirely for taxable years beginning in 2006. However, the credit granted to qualified possession source investment income is eliminated for taxable years beginning after December 31, 1995. President Clinton vetoed the legislation submitted by the U.S. Congress on December 7, 1995. The Administration has proposed a modification to the
Section 936 credit that would phase out the credit based on the Percentage Limitation over a five year period beginning in 1997, retain the credit based upon the Economic Activity Limitation under current law, allow a five-year carry forward of excess Section 936 credit based upon the Economic Activity Limitation, and retain the Section 936 credit granted to qualified possession source investment income under current law.
The Governor of Puerto Rico has proposed to the U.S. Congress a modification of the total elimination of the Section 936 credit by offering qualifying companies the option of the existing Section 936 credit, as amended by the U.S. House of Representatives proposal, or a new incentive program, to be available throughout the United States, including Puerto Rico. The proposal would provide such companies a credit based on qualifying wages paid, other wage-related expenses such as fringe benefits, depreciation expenses for certain tangible assets, research and development expenses, and passive investment income from qualifying investments in the subject jurisdiction, so long as the company's employees are in an "economically developing" jurisdiction in which prevailing per capita income is substantially below the national average, among other things. The credit granted to qualifying companies would continue in effect until the jurisdiction shows, among other things, substantial economic improvement in terms of the specified economic parameters. The Governor's proposal is not currently included in either the legislation adopted by the U.S. Congress on November 17, 1995 or in the Administration's proposal. It is not possible at this time to determine the final legislative changes that may be made to Section 936 or the effect that this will have on the long-term outlook for the economy of Puerto Rico.
PORTFOLIO TRANSACTIONS
All orders for the purchase or sale of portfolio securities are placed on behalf of each fund by FMR pursuant to authority contained in the management contract. If FMR grants investment management authority to the sub-advisers (see the section entitled "Management Contracts"), the sub-advisers are authorized to place orders for the purchase and sale of portfolio securities, and will do so in accordance with the policies described below. FMR is also responsible for the placement of transaction orders for other investment companies and accounts for which it or its affiliates act as investment adviser. In selecting broker-dealers, subject to applicable limitations of the federal securities laws, FMR considers various relevant factors, including, but not limited to: the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the execution efficiency, settlement capability, and financial condition of the broker-dealer firm; the broker-dealer's execution services rendered on a continuing basis; the reasonableness of any commissions; and, for equity funds, arrangements for payment of fund expenses. Generally, commissions for investments traded on foreign exchanges will be higher than for investments traded on U.S. exchanges and may not be subject to negotiation.
The funds may execute portfolio transactions with broker-dealers who provide research and execution services to the funds or other accounts over which FMR or its affiliates exercise investment discretion. Such services may include advice concerning the value of securities; the advisability of investing in, purchasing, or selling securities; and the availability of securities or the purchasers or sellers of securities. In addition, such broker-dealers may furnish analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy,
and performance    of accounts; effect securities transactions, and perform
functions incidental thereto (such as clearance and settlement).     The
selection of such broker-dealers generally is made by FMR (to the extent possible consistent with execution considerations), in accordance with a ranking of broker-dealers determined periodically by FMR's investment staff (for equity funds), and is based upon the quality of research and execution services provided.
The receipt of research from broker-dealers that execute transactions on behalf of the funds may be useful to FMR in rendering investment management services to the funds or its other clients, and conversely, such research provided by broker-dealers who have executed transaction orders on behalf of other FMR clients may be useful to FMR in carrying out its obligations to the funds. The receipt of such research has not reduced FMR's normal independent research activities; however, it enables FMR to avoid the additional expenses that could be incurred if FMR tried to develop comparable information through its own efforts.
Subject to applicable limitations of the federal securities laws, broker-dealers may receive commissions for agency transactions that are in excess of the amount of commissions charged by other broker-dealers in recognition of their research and execution services. In order to cause a fund to pay such higher commissions, FMR must determine in good faith that such commissions are reasonable in relation to the value of the brokerage and research services provided by such executing broker-dealers, viewed in terms of a particular transaction or FMR's overall responsibilities to the fund and its other clients. In reaching this determination, FMR will not attempt to place a specific dollar value on the brokerage and research services provided, or to determine what portion of the compensation should be related to those services.
FMR is authorized to use research services provided by and to place portfolio transactions with brokerage firms that have provided assistance in the distribution of shares of the funds or shares of other Fidelity funds to the extent permitted by law. FMR may use research services provided by and place agency transactions with Fidelity Brokerage Services, Inc. (FBSI) and Fidelity Brokerage Services (FBS), subsidiaries of FMR Corp., if the commissions are fair, reasonable, and comparable to commissions charged by non-affiliated, qualified brokerage firms for similar services. From September 1992 through December 1994, FBS operated under the name Fidelity Brokerage Services Limited, Inc. (FBSL). As of January 1995, FBSL was converted into an unlimited liability company and assumed the name FBS.
FMR may allocate brokerage transactions to broker-dealers who have entered
into arrangements with FMR under    which the broker-dealer allocates a
portion of the commissions paid by a fund toward payment of that fund's expenses, such as transfer agent fees or custodian fees. The transaction
quality     must, however, be comparable to those of other qualified
broker-dealers.
Section 11(a) of the Securities Exchange Act of 1934 prohibits members of national securities exchanges from executing exchange transactions for accounts which they or their affiliates manage, unless certain requirements are satisfied. Pursuant to such requirements, the Board of Trustees has authorized FBSI to execute portfolio transactions on national securities exchanges in accordance with approved procedures and applicable SEC rules. Each fund's Trustees periodically review FMR's performance of its responsibilities in connection with the placement of portfolio transactions on behalf of the funds and review the commissions paid by each fund over representative periods of time to determine if they are reasonable in relation to the benefits to the fund.
   For Mortgage Securities, the investment activities described herein are likely to result in the fund engaging in a considerable amount of trading of securities held for less than one year. Accordingly, it can be expected that the fund will have a higher turnover rate, and thus a higher incidence of short-term capital gains taxable as ordinary income, than might be expected from investment companies that invest substantially all of their funds on a long-term basis.
For the fiscal periods ended 1995 and 1996, respectively, each fund's portfolio turnover rates are shown in the chart below. Because a high turnover rate increases transaction costs and may increase taxable gains, FMR carefully weighs the anticipated benefits of short-term investing against these consequences. An increased turnover rate may be due to a greater volume of shareholder purchase or redemption orders, short-term interest rate volatility and other special market conditions.

FUND                                  FISCAL PERIOD ENDED   1995                1996

TechnoQuant Growth                    November 30           n/a                  200%*

Overseas                              October 31             47%                 %

Mid Cap                               November 30           n/a                  %**

Equity Growth                         November 30            97%                 %

Growth Opportunities                  October 31             39%                 %

Strategic Opportunities               December 31+           142%                %

Large Cap                             November 30           n/a                  %**

Growth & Income                       November 30                         n/a    200%*

Equity Income                         November 30            80%                 %

Balanced                              October 31             297%                %

Emerging Markets Income               December 31            305%                %

High Yield                            October 31             112%                %

Strategic Income                      December 31            193%                %

Government Investment                 October 31             261%                %

Intermediate Bond                     November 30            189%                %

Mortgage Securities                   July 31                329%                %

Short Fixed-Income                    October 31             179%                %

High Income Municipal                 October 31             37%                 %

Municipal Bond                        December 31            72%                 %

Intermediate Municipal Income         November 30            53%                 %

Short-Intermediate Municipal Income   November 30            80%                 %

New York Municipal Income             October 31               %**               %

California Municipal Income           October 31                          n/a    %**


* Estimated 1997 turnover rate
** Annualized
+ As of November 9, 1994, the fiscal year end for Strategic Opportunities changed from September 30 to December 31.
   The following tables show the brokerage commissions paid by Overseas, Equity Growth, Growth Opportunities, Strategic Opportunities, Equity Income, Balanced, Emerging Markets Income, High Yield, and Strategic Income. The first table shows the total amount of brokerage commissions paid by each fund and the total amount of brokerage commissions paid to
FBSI and FBS (fo    rmerly FBSL) for the past three fiscal years. The
second table shows the percentage of aggregate brokerage commis   sions
paid to and the percentage of the aggregate dollar amount of transactions for which the fund paid brokerage commissions effected through FBSI and FBS for the fiscal year ended 1996. The third table shows amount of brokerage commissions paid to firms providing research and the approximate dollar
amount of the transactions on which broke    rage commissions were paid for
the fiscal year ended 1996. Each of these funds pays both commissions and spreads in connection with the placement of portfolio transactions; FBSI and FBS are paid on a commission basis. The difference between the percentage of brokerage commissions paid to and the percentage of the dollar amount of transactions effected through FBSI is a result of the low commission rates charged by FBSI. The other funds paid no brokerage commissions for the fiscal years ended 1994 through 1996.

                                      FISCAL PERIOD   TOTAL          TO FBSI       TO FBS
                                      ENDED           AMOUNT PAID

OVERSEAS                              October 31

1996                                                   $              $             $

1995                                                   $ 1,420,464    $ 5,926       $ 142,450

1994                                                    1,601,660      685           0

MID CAP                               November 30

1996

EQUITY GROWTH                         November 30

1996

1995                                                    2,185,589      862,434       2,034

1994                                                    2,086,370      729,903       0

GROWTH OPPORTUNITIES                  October 31

1996

1995                                                    6,189,975      1,793,388     9,682

1994                                                    3,589,080      1,368,574     0

STRATEGIC OPPORTUNITIES               December 31

1996

1995                                                    1,138,485      217,580       0

10/1/94-12/31/94                                        403,617        70,465        96

10/1/93-9/30/94                                         1,166,854      151,233       0

LARGE CAP                             November 30

1996

EQUITY INCOME                         November 30

1996

1995                                                    1,410,440      549,549       7,528

1994                                                    827,499        290,182       0

BALANCED                              October 31

1996

1995                                                    8,952,888      2,249,157     122,777

1994                                                    7,338,038      1,104,577     0

EMERGING MARKETS INCOME               December 31

1996

1995                                                    11,820         0             0

1994                                                    0              0             0

HIGH YIELD                            October 31

1996

1995                                                    123,145        3,958         0

1994                                                    0              0             0

STRATEGIC INCOME                      December 31

1996

1995                                                    152            0             0

1994                                                    0              0             0

GOVERNMENT INVESTMENT                 October 31

1996

INTERMEDIATE BOND                     November 30

1996

MORTGAGE SECURITIES                   July 31

1996

SHORT FIXED-INCOME                    October 31

1996

HIGH INCOME MUNICIPAL                 October 31

1996

MUNICIPAL BOND                        December 31

1996

INTERMEDIATE MUNICIPAL INCOME         November 30

1996

SHORT-INTERMEDIATE MUNICIPAL INCOME   November 30

1996

NEW YORK MUNICIPAL INCOME             October 31

1996

CALIFORNIA MUNICIPAL INCOME           October 31

1996



                          FISCAL PERIOD   % OF           % OF               % OF          % OF
                          ENDED 1996      COMMISSIONS    TRANSACTIONS       COMMISSIONS   TRANSACTIONS
                                          PAID TO FBSI   EFFECTED THROUGH   PAID TO FBS   EFFECTED THROUGH
                                                         FBSI                             FBS

OVERSEAS                  October 31       %              %                  %             %

MID CAP                   November 30      %              %                  %             %

EQUITY GROWTH             November 30      %              %                  %             %

GROWTH OPPORTUNITIES      October 31       %              %                  %             %

STRATEGIC OPPORTUNITIES   December 31      %              %                  %             %

LARGE CAP                 November 30      %              %                  %             %

EQUITY INCOME             November 30      %              %                  %             %

BALANCED                  October 31       %              %                  %             %

EMERGING MARKETS INCOME   December 31      %              %                  %             %

HIGH YIELD                October 31       %              %                  %             %

STRATEGIC INCOME          December 31      %              %                  %             %

GOVERNMENT INVESTMENT     October 31       %              %                  %             %

INTERMEDIATE BOND         November 30      %              %                  %             %

MORTGAGE SECURITIES       July 31          %              %                  %             %

SHORT FIXED-INCOME        October 31       %              %                  %             %

HIGH INCOME MUNICIPAL     October 31       %              %                  %             %

MUNICIPAL BOND            December 31      %              %                  %             %

INTERMEDIATE MUNICIPAL    November 30      %              %                  %             %
INCOME

SHORT-INTERMEDIATE        November 30      %              %                  %             %
MUNICIPAL INCOME

                          FISCAL PERIOD   % OF           % OF               % OF          % OF
                          ENDED 1996      COMMISSIONS    TRANSACTIONS       COMMISSIONS   TRANSACTIONS
                                          PAID TO FBSI   EFFECTED THROUGH   PAID TO FBS   EFFECTED THROUGH
                                                         FBSI                             FBS

NEW YORK MUNICIPAL        October 31       %              %                  %             %
INCOME

CALIFORNIA MUNICIPAL      October 31       %              %                  %             %
INCOME



                                      FISCAL PERIOD   AMOUNT PAID TO FIRMS    TOTAL AMOUNT OF
                                      ENDED 1996      PROVIDING RESEARCH*     TRANSACTIONS ON WHICH
                                                                              COMMISSIONS WERE PAID

OVERSEAS                              October 31       $                       $

MID CAP                               November 30

EQUITY GROWTH                         November 30

GROWTH OPPORTUNITIES                  October 31

STRATEGIC OPPORTUNITIES               December 31

LARGE CAP                             November 30

EQUITY INCOME                         November 30

BALANCED                              October 31

EMERGING MARKETS INCOME               December 31

HIGH YIELD                            October 31

STRATEGIC INCOME                      December 31

GOVERNMENT INVESTMENT                 October 31

INTERMEDIATE BOND                     November 30

MORTGAGE SECURITIES                   July 31

SHORT FIXED-INCOME                    October 31

HIGH INCOME MUNICIPAL                 October 31

MUNICIPAL BOND                        December 31

INTERMEDIATE MUNICIPAL INCOME         November 30

SHORT-INTERMEDIATE MUNICIPAL INCOME   November 30

NEW YORK MUNICIPAL INCOME             October 31

CALIFORNIA MUNICIPAL INCOME           October 31


* The provision of research services was not necessarily a factor in the placement of all this business with such firms.
From time to time the Trustees will review whether the recapture for the benefit of the funds of some portion of the brokerage commissions or similar fees paid by the funds on portfolio transactions is legally permissible and advisable. Each fund seeks to recapture soliciting broker-dealer fees on the tender of portfolio securities, but at present no other recapture arrangements are in effect. The Trustees intend to continue to review whether recapture opportunities are available and are legally permissible and, if so, to determine in the exercise of their business judgment whether it would be advisable for each fund to seek such recapture.
Although the Trustees and officers of each fund are substantially the same as those of other funds managed by FMR, investment decisions for each fund are made independently from those of other funds managed by FMR or accounts managed by FMR affiliates. It sometimes happens that the same security is held in the portfolio of more than one of these funds or accounts. Simultaneous transactions are inevitable when several funds and accounts are managed by the same investment adviser, particularly when the same security is suitable for the investment objective of more than one fund or account.
When two or more funds are simultaneously engaged in the purchase or sale of the same security, the prices and amounts are allocated in accordance with procedures believed to be appropriate and equitable for each fund. In some cases this system could have a detrimental effect on the price or value of the security as far as each fund is concerned. In other cases, however, the ability of the funds to participate in volume transactions will produce better executions and prices for the funds. It is the current opinion of the Trustees that the desirability of retaining FMR as investment adviser to each fund outweighs any disadvantages that may be said to exist from exposure to simultaneous transactions.
VALUATION
   FSC normally determines each class's net asset value per share (NAV) as
of the close of the     New York Stock Exchange (NYSE) (normally 4:00 p.m.
Eastern time). The valuation of portfolio securities is determined as of this time for the purpose of computing each class's NAV and, where applicable, offering price.
GROWTH AND GROWTH & INCOME FUNDS
Portfolio securities are valued by various methods depending on the primary market or exchange on which they trade. Most equity securities for which the primary market is the United States are valued at last sale price or, if no sale has occurred, at the closing bid price. Most equity securities for which the primary market is outside the United States are valued using the official closing price or the last sale price in the principal market in which they are traded. If the last sale price (on the local exchange) is unavailable, the last evaluated quote or last bid price normally is used. Fixed-income securities and other assets for which market quotations are readily available may be valued at market values determined by such securities' most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which they normally are traded, as furnished by recognized dealers in such securities or assets. Fixed-income securities and convertible securities may also be valued on the basis of information furnished by a pricing service that uses a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Use of pricing services has been approved by the Board of Trustees. A number of pricing services are available, and the funds may use various pricing services or discontinue the use of any pricing service.
Futures contracts and options are valued on the basis of market quotations, if available.
Foreign securities are valued based on prices furnished by independent brokers or quotation services which express the value of securities in their local currency. FSC gathers all exchange rates daily at the close of the NYSE using the last quoted price on the local currency and then translates the value of foreign securities from their local currencies into U.S. dollars. Any changes in the value of forward contracts due to exchange rate fluctuations and days to maturity are included in the calculation of NAV. If an extraordinary event that is expected to materially affect the value of a portfolio security occurs after the close of an exchange on which that security is traded, then that security will be valued as determined in good faith by a committee appointed by the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which market quotations are not readily available are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value. In addition, securities and other assets for which there is no readily available market value may be valued in good faith by a committee appointed by the Board of Trustees. The procedures set forth above need not be used to determine the value of the securities owned by a fund if, in the opinion of a committee appointed by the Board of Trustees, some other method would more accurately reflect the fair market value of such securities.
TAXABLE INCOME FUNDS
Portfolio securities are valued by various methods depending on the primary market or exchange on which they trade. Fixed-income securities and other assets for which market quotations are readily available may be valued at market values determined by such securities' most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which they normally are traded, as furnished by recognized dealers in such securities or assets.
   Fixed-income securities and convertible securities may also be valued on
the basis of information furnished by a pricing     service that uses a
valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Use of pricing services has been approved by the Board of Trustees. A number of pricing services are available, and the funds may use various pricing services or discontinue the use of any pricing service.
Most equity securities for which the primary market is the United States are valued at last sale price or, if no sale has occurred, at the closing bid price. Most equity securities for which the primary market is outside the United States are valued using the official closing price or the last sale price in the principal market in which they are traded. If the last sale price (on the local exchange) is unavailable, the last evaluated quote or last bid price normally is used.
Futures contracts and options are valued on the basis of market quotations, if available.
Foreign securities are valued based on prices furnished by independent brokers or quotation services which express the value of securities in their local currency. FSC gathers all exchange rates daily at the close of the NYSE using the last quoted price on the local currency and then translates the value of foreign securities from their local currencies into U.S. dollars. Any changes in the value of forward contracts due to exchange rate fluctuations and days to maturity are included in the calculation of NAV. If an extraordinary event that is expected to materially affect the value of a portfolio security occurs after the close of an exchange on which that security is traded, then that security will be valued as determined in good faith by a committee appointed by the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which market quotations are not readily available are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value. In addition, securities and other assets for which there is no readily available market value may be valued in good faith by a committee appointed by the Board of Trustees. The procedures set forth above need not be used to determine the value of the securities owned by a fund if, in the opinion of a committee appointed by the Board of Trustees, some other method would more accurately reflect the fair market value of such securities.
MUNICIPAL FUNDS
Portfolio securities are valued by various methods depending on the primary market or exchange on which they trade. Fixed-income securities may also be valued on the basis of information furnished by a pricing service that uses a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Use of pricing services has been approved by the Board of Trustees. A number of pricing services are available, and the funds may use various pricing services or discontinue the use of any pricing service.
Futures contracts and options are valued on the basis of market quotations, if available.
Securities and other assets for which there is no readily available market value are valued in good faith by a committee appointed by the Board of Trustees. The procedures set forth above need not be used to determine the value of the securities owned by a fund if, in the opinion of a committee appointed by the Board of Trustees, some other method would more accurately reflect the fair market value of such securities.
PERFORMANCE
Each class of shares may quote performance in various ways. All performance information supplied by the funds in advertising is historical and is not intended to indicate future returns. Share price, yield, and total return fluctuate in response to market conditions and other factors, and the value of shares when redeemed may be more or less than their original cost.
YIELD CALCULATIONS. Yields for a class are computed by dividing the class's pro rata share of the applicable interest and dividend income, if any, for a given 30-day or one-month period, net of expenses, by the average number of shares of that class entitled to receive distributions during the period, dividing this figure by the class's net asset value (NAV) or offering price, as appropriate, at the end of the period, and annualizing the result (assuming compounding of income) in order to arrive at an annual percentage rate. Income is calculated for purposes of yield quotations in accordance with standardized methods applicable to all stock and bond funds. Dividends from equity investments are treated as if they were accrued on a daily basis, solely for the purposes of yield calculations. In general, interest income is reduced with respect to bonds trading at a premium over their par value by subtracting a portion of the premium from income on a daily basis, and is increased with respect to bonds trading at a discount by adding a portion of the discount to daily income. For a fund's investments denominated in foreign currencies, income and expenses are calculated first in their respective currencies, and are then converted to U.S. dollars, either when they are actually converted or at the end of the 30-day or one month period, whichever is earlier. Capital gains and losses generally are excluded from the calculation as are gains and losses
from currency exchange rate    fluctuations. Income is adjusted to reflect
gains and losses from principal repayments received by a fund with respect to mortgage-related securities and other asset-backed securities. Other capital gains and losses generally are excluded from the calculation. Income calculated for the purposes of calculating a class's yield differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding of income assumed in yield calculations, a class's yield may not equal its distribution rate, the income paid to your account, or the income reported in the fund's financial statements.
In calculating a class's yield, a fund may from time to time use a portfolio security's coupon rate instead of its yield to maturity in order to reflect the risk premium on that security. This practice will have the effect of reducing a class's yield.
Yield information may be useful in reviewing a class's performance and in providing a basis for comparison with other investment alternatives. However, each class's yield fluctuates, unlike investments that pay a fixed interest rate over a stated period of time. When comparing investment alternatives, investors should also note the quality and maturity of the portfolio securities of respective investment companies they have chosen to consider.
Investors should recognize that in periods of declining interest rates, a class's yield will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates, the class's yield will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to a fund from the continuous sale of its shares will likely be invested in instruments producing lower yields than the balance of the fund's holdings, thereby reducing the class's current yield. In periods of rising interest rates, the opposite can be expected to occur.
   A class's tax-equivalent yield is the rate an investor would have to earn from a fully taxable investment before taxes to equal the class's tax-free yield. Tax-equivalent yields are calculated by dividing a class's
yield by the result of one minus     a stated federal or combined federal
and, if applicable, state income tax rate. If only a portion of a class's yield is tax-exempt, only that portion is adjusted in the calculation.
The following tables show the effect of a shareholder's tax status on
effective yield under federal and, where appli   cable, state income tax
laws for 1997. The second table shows the approximate yield a taxable
security must provide at various income     brackets to produce after-tax
yields equivalent to those of hypothetical tax-exempt obligations yielding from 2.00% to 8.00%. Of course, no assurance can be given that a class will
achieve any specific tax-exempt yield. While the munici   pal funds invest
principally in obligations whose interest is exempt from federal or from federal and state income tax, other income received by the funds may be taxable. The tables do not take into account local taxes, if any, payable on fund distributions.
EXPECTED 1997 TAX RATES AND TAX-EQUIVALENT YIELDS

                                              If individual tax-exempt
                                              yield is:

                                                      2.00 3.00 4.00 5.00 6.00 7.00 8.00
                                                      %    %    %    %    %    %    %

Taxable Income*                               Federal
                                              Income
                                              Tax

Single Return         Joint Return            Bracket** Then taxable equivalent
                                                        yield is:

$ 0 -       $ 24,000  $ 0 -       $ 40,100    15.0%    %   %    %    %    %    %    %

$ 24,001 -  $ 58,150  $ 40,101 -  $ 96,900    28.0%    %   %    %    %    %    %    %

$ 58,151 -  $ 121,300 $ 96,901 -  $ 147,700   31.0%    %   %    %    %    %    %    %

$ 121,301 - $ 263,750 $ 147,701 - $ 263,750   36.0%    %   %    %    %    %    %    %

$ 236,751 - +         $ 263,751 - +           39.6%    %   %    %    %    %    %    %


* Net amount subject to federal income tax after deductions and exemptions. Assumes ordinary income only.
** Excludes the impact of the phaseout of personal exemptions, limitations on itemized deductions, and other credits, exclusions, and adjustments which may increase a taxpayer's marginal tax rate. An increase in a shareholder's marginal tax rate would increase that shareholder's tax-equivalent yield.
A federally tax-exempt fund may invest a portion of its assets in
obligations that are subject to federal income tax.    When a fund invests
in these obligations, its tax-equivalent yields will be lower. In the table
above, tax-equivalent     yields are calculated assuming investments are
100% federally tax-free.
NEW YORK MUNICIPAL INCOME ONLY
   Use the first table to find your approximate effective tax bracket as a
New York State resident with triple taxe    s (federal, state, and New York
City) or double taxes (federal and state) for 1997.
1997 TAX RATES

Taxable Income*                              Marginal Tax Rate

Single Return         Joint Return          Margina  New    New   Combined   Combined
                                            l        York   York  New York   New York
                                            Federal  State  City  State and  State, City
                                            Income                Federal    and Federal
                                            Tax                   Effective  Tax
                                            Bracket               Tax        Bracket**
                                                                  Bracket**
$ 0 -       $ 24,000  $ 0 -       $ 40,100  15.0     %      %     %          %

$ 24,001 -  $ 25,000  $ 40,101 -  $ 45,000  28.0     %      %     %          %

$ 25,001 -  $ 58,150  $ 45,001 -  $ 96,900  28.0     %      %     %          %

$ 58,151 -  $ 60,000  $ 96,901 -  $ 108,000 31.0     %      %     %          %

$ 60,001 -  $ 121,300 $ 108,001 - $ 147,700 31.0     %      %     %          %

$ 121,301 - $ 263,750 $ 147,701 - $ 263,750 36.0     %      %     %          %

$ 263,751 - +         $ 263,751 - +         36.6     %      %     %          %



* Net amount subject to federal income tax after deductions and exemptions. Assumes ordinary income only.
** Excludes the impact of the phaseout of personal exemptions, limitations on itemized deductions, and other credits, exclusions, and adjustments which may increase a taxpayer's marginal tax rate. An increase in a shareholder's marginal tax rate would increase that shareholder's tax-equivalent yield.
Having determined your effective tax bracket, use the appropriate table below to determine the tax-equivalent yield for a given tax-free yield.
   NEW YORK CITY RESIDENTS - TRIPLE TAXES - 1997

                  If your effective combined federal, state, and New York City personal income tax rate in 1997 is:

                  15.00%  36.29%  36.30%  38.95%  38.99%  43.41%  46.60%

To match these    Your taxable investment would have to earn the following yield:
tax-free yields:

2%                %        %       %       %       %       %       %

3%                %        %       %       %       %       %       %

4%                %        %       %       %       %       %       %

5%                %        %       %       %       %       %       %

6%                %        %       %       %       %       %       %

7%                %        %       %       %       %       %       %

8%                %        %       %       %       %       %       %

9%                %        %       %       %       %       %       %

10%               %        %       %       %       %       %       %

11%               %        %       %       %       %       %       %


NEW YORK STATE RESIDENTS (OUTSIDE NYC) - DOUBLE TAXES - 1997

                  If your effective combined federal and state personal income tax rate in 1997 is:


                  15.00%  33.13%   33.13%   35.92%   35.92%   40.56%   43.90%

To match these    Your taxable investment would have to earn the following yield:
tax-free yields:

2%                %       %        %         %        %       %        %

3%                %       %        %         %        %       %        %

4%                %       %        %         %        %       %        %

5%                %       %        %         %        %       %        %

6%                %       %        %         %        %       %        %

7%                %       %        %         %        %       %        %

8%                %       %        %         %        %       %        %

9%                %       %        %         %        %       %        %

10%               %       %        %         %        %       %        %

11%               %       %        %         %        %       %        %


The fund may invest a portion of its assets in obligations that are subject to city, state or federal income taxes. When the fund invests in these obligations, its tax-equivalent yield will be lower. In the table above, the tax-equivalent yields are calculated assuming investments are 100% federally and state tax-free.
CALIFORNIA MUNICIPAL INCOME ONLY
Use the first table to find your approximate effective tax bracket taking into account federal and state taxes for 1997.
1997 TAX RATES AND TAX-EQUIVALENT YIELDS

Taxable Income*                               Federal Income State          Combined
                                                                            California and
                                                                            Federal Effective

Single Return          Joint Return           Tax Bracket    Marginal Rate  Tax Bracket**


$ 0  -       $ 4,831   $ 0  -       $ 9,662   15.0%          1.0%             %

$ 4,832  -   $ 11,449  $ 9,663  -   $ 22,898  15.0%          2.0%             %

$ 11,450  -  $ 18,068  $ 22,899  -  $ 36,136  15.0%          4.0%             %

$ 18,069  -  $ 24,000  $ 36,137  -  $ 40,100  15.0%          6.0%             %

$ 24,001  -  $ 25,083  $ 40,101  -  $ 50,166  28.0%          6.0%             %

$ 25,084  -  $ 31,700  $ 50,167  -  $ 63,400  28.0%          8.0%             %

$ 31,701  -  $ 58,150  $ 63,401  -  $ 96,900  28.0%          9.3%             %

$ 58,151  -  $ 109,936 $ 96,901  -  $ 147,700 31.0%          9.3%             %

$ 109,937  - $ 121,300                        31.0%          10.0%            %

                       $ 147,701  - $ 219,872 36.0%          9.3%             %

$ 121,301  - $ 219,872 $ 219,873  - $ 263,750 36.0%          10.0%            %

$ 219,873  - $ 263,750                        36.0%          11.0%            %

                       $263,751  -  $ 439,744 39.6%          10.0%            %

$263,751  -  +         $ 439,745  - +         39.6%          11.0%            %

* Net amount subject to federal income tax after deductions and exemptions. Assumes ordinary income only.
** Excludes the impact of the phaseout of personal exemptions, limitations on itemized deductions, and other credits, exclusions, and adjustments which may increase a taxpayer's marginal tax rate. An increase in a shareholder's marginal tax rate would increase that shareholder's tax-equivalent yield.
Having determined your effective tax bracket, use the following table to determine the tax-equivalent yield for a given tax-free yield.

          If your effective combined federal and state personal tax rate in 1997 is:


          15.85%  16.70%  18.40% 20.10%   32.32%   33.76%   34.70%   37.42%   37.90%   41.95%   42.40%   43.04%   45.64%   46.24%

To match  Your taxable investment would have to earn the following yield:
these
tax-free
yields:

2%        2.38%   2.40%   2.45%  2.50%    2.96     3.02     3.06     3.20     3.22     3.45     3.47     3.51     3.68     3.72
                                          %        %        %        %        %        %        %        %        %        %

3%        3.57%   3.60%   3.68%  3.75%    4.43     4.53     4.59     4.79     4.83     5.17     5.21     5.27     5.52     5.58
                                          %        %        %        %        %        %        %        %        %        %

4%        4.75%   4.80%   4.90%  5.01%    5.91     6.04     6.13     6.39     6.44     6.89     6.94     7.02     7.36     7.44
                                          %        %        %        %        %        %        %        %        %        %

5%        5.94%   6.00%   6.13%  6.26%    7.39     7.55     7.66     7.99     8.05     8.61     8.68     8.78     9.20     9.30
                                          %        %        %        %        %        %        %        %        %        %

6%        7.13%   7.20%   7.35%  7.51%    8.87     9.06     9.19     9.59     9.66     10.34    10.42    10.53    11.04    11.16
                                          %        %        %        %        %        %        %        %        %        %

7%        8.32%   8.40%   8.58%  8.76%    10.34    10.57    10.72    11.19    11.27    12.06    12.15   12.29     12.88    13.02
                                          %        %        %        %        %        %        %        %        %        %

8%        9.51%   9.60%   9.80%  10.01%   11.82     12.08   12.25     12.78    12.88    13.78    13.89   14.04     14.72    14.88
                                          %        %        %        %        %        %        %        %        %        %

9%        10.70%  10.80%  11.03% 11.26%   13.30    13.59    13.78    14.38    14.49    15.50    15.63   15.80     16.56    16.74
                                          %        %        %        %        %        %        %        %        %        %

10%       11.88%  12.00%  12.25% 12.52%   14.78    15.10    15.31    15.98    16.10    17.23    17.36    17.56    18.40    18.60
                                          %        %        %        %        %        %        %        %        %        %

11%       13.07%  13.21%  13.48% 13.77%   16.25    16.61    16.85    17.58    17.71    18.95    19.10    19.31    20.24    20.46
                                          %        %        %        %        %        %        %        %        %        %


The California income tax rates are those in effect for 1995, which will be the same in 1996 except that California law requires that the brackets be adjusted annually for inflation using 100% of the California Consumer Price Index through June of the tax year. As of the date of this SAI, the California Franchise Tax Board had not published the 1996 inflation-adjusted tax brackets.
The fund may invest a portion of its assets in obligations that are subject to state or federal income taxes. When the fund invests in these obligations, its tax-equivalent yields will be lower. In the table above, tax-equivalent yields are calculated assuming investments are 100% federally and state tax-free.
       TOTAL RETURN CALCULATIONS.    Total returns quoted in advertising
reflect all aspects of a class's return, including the effect of reinvesting dividends and capital gain distributions, and any change in a class's NAV over a stated period. Average annual total returns are calculated by determining the growth or decline in value of a hypothetical historical investment in a class over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative total return of 100% over ten years would produce an average annual total return of 7.18%, which is the steady annual rate of return that would equal 100% growth on a compounded basis in ten years. Average annual total returns covering periods of less than one year are calculated by determining a class's total return for the period, extending that return for a full year (assuming that return remains constant over the year), and quoting the result as an annual return. While average annual total returns are a convenient means of comparing investment alternatives, investors should realize that a class's performance is not constant over time, but changes from year to year, and that average annual total returns represent averaged figures as opposed to the actual year-to-year performance of the class.
In addition to average annual total returns, a class may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, or a series of redemptions, over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contributions to total return. Total returns may be quoted on a before-tax or after-tax basis and may be quoted with or without taking a class's maximum sales charge into account. Excluding a class's sales charge from a total return calculation produces a higher total return figure. Total returns, yields, and other performance information may be quoted numerically or in a table, graph, or similar illustration.
       NET ASSET VALUE.    Charts and graphs using a class's NAVs, adjusted
NAVs, and benchmark indices may be used to exhibit performance. An adjusted NAV includes any distributions paid and reflects all elements of its return. Unless otherwise indicated, a class's adjusted NAVs are not adjusted for sales charges, if any.
MOVING AVERAGES. A growth or growth and income fund may illustrate performance using moving averages. A long-term moving average is the average of each week's adjusted closing NAV for a specified period. A short-term moving average is the average of each day's adjusted closing NAV for a specified period. Moving Average Activity Indicators combine adjusted closing NAVs from the last business day of each week with moving averages for a specified period to produce indicators showing when a NAV has crossed, stayed above, or stayed below its moving average.
The 13-week and 39-week long-term moving averages are shown below:*
FUND   AS OF   13-WEEK   39-WEEK

Overseas - Class A                        10/25/96

Overseas - Class T                        10/25/96

Overseas - Class B                        10/25/96

Overseas - Institutional                  10/25/96

Mid Cap - Class A                         11/29/96

Mid Cap - Class T                         11/29/96

Mid Cap - Class B                         11/29/96

Mid Cap - Institutional                   11/29/96

Equity Growth - Class A                   11/29/96

Equity Growth - Class T                   11/29/96

Equity Growth - Institutional             11/29/96

Growth Opportunities - Class A            10/25/96

Growth Opportunities - Class T            10/25/96

Growth Opportunities - Institutional      10/25/96

Strategic Opportunities - Class A         12/27/96

Strategic Opportunities - Class T         12/27/96

Strategic Opportunities - Class B         12/27/96

Strategic Opportunities - Institutional   12/27/96

Strategic Opportunities - Initial         12/27/96

Large Cap - Class A                       11/29/96

Large Cap - Class T                       11/29/96

Large Cap - Class B                       11/29/96

Large Cap - Institutional                 11/29/96

Equity Income - Class A                   11/29/96

Equity Income - Class T                   11/29/96

Equity Income - Class B                   11/29/96

Equity Income - Institutional             11/29/96

Balanced - Class A                        10/25/96

Balanced - Class T                        10/25/96

Balanced - Institutional                  10/25/96

High Yield - Class A                      10/25/96

High Yield - Class T                      10/25/96

High Yield - Class B                      10/25/96

High Yield - Institutional                10/25/96

Emerging Markets Income - Class A         12/27/96

Emerging Markets Income - Class T         12/27/96

Emerging Markets Income - Class B         12/27/96

Emerging Markets Income - Institutional   12/27/96

Strategic Income - Class A                12/27/96

Strategic Income - Class T                12/27/96

Strategic Income - Class B                12/27/96

Strategic Income - Institutional          12/27/96

* Moving averages are shown for those classes that had commenced operations prior to January 1, 1997.
   The following tables and charts show performance for each class of shares of each fund. Class A shares have a maximum front-end sales charge of 5.25% for TechnoQuant Growth, Overseas, Mid Cap, Equity Growth, Growth Opportunities, Strategic Opportunities, Large Cap, Growth & Income, Equity Income, and Balanced (the Equity Funds); 4.25% for Emerging Markets Income, High Yield, Strategic Income, Mortgage Securities, Government Investment, High Income Municipal, Municipal Bond, New York Municipal Income, and California Municipal Income (the Bond Funds); 3.25% for Intermediate Bond and Intermediate Municipal Income (the Intermediate-Term Bond Funds); and 1.50% for Short Fixed-Income and Short-Intermediate Municipal Income (the Short-Term Bond Funds). Class A shares are also subject to a 12b-1 fee of 0.25% (Equity Funds), and 0.15% (Bond Funds, Intermediate-Term Bond Funds, and Short-Term Bond Funds). Class T shares have a maximum front-end sales charge of 3.50% for the Equity Funds, 3.50% for the Bond Funds, 2.75% for the Intermediate-Term Bond Funds, and 1.50% for the Short-Term Bond Funds. Class T shares are also subject to a 12b-1 fee of 0.50% (the Equity Funds), 0.25% (the Bond Funds and the Intermediate-Term Bond Funds), and 0.15% (the Short-Term Bond Funds). Class B shares have contingent deferred sales charges (CDSC) upon redemption: maximum CDSC is 5.00% for all funds that offer Class B except the Intermediate-Term Bond Funds, which have a maximum CDSC of 3.00%. Class B shares are also subject to a 12b-1 fee of 0.75% (the Equity Funds) or 0.65% (the Bonds Funds and the Intermediate-Term Bond Funds), as well as a 0.25% shareholder services fee. Institutional Class shares do not have a sales charge or a 12b-1 fee. Initial Class shares of Strategic Opportunities have a front-end sales charge of 3.50% and no 12b-1 fee. Initial Class shares of Mortgage Securities and Municipal Bond do not have a sales charge or a 12b-1 fee.
    HISTORICAL BOND FUND RESULTS.    The following tables show yields,
tax-equivalent yields (for municipal funds), and total returns for each class of each bond fund for the fiscal year ended July 31, October 31, November 30, or December 31, 1996 as indicated below. The tax-equivalent yield is based on a 36% federal income tax rate. Note that each municipal fund may invest in securities whose income is subject to the federal alternative minimum tax.

                Average Annual Total                                        Cumulative Total
                Returns1                                                       Returns1

                Fiscal    Yield2   Tax      One    Five    Ten              One    Five    Ten
                Year               Equiva   Year   Years   Years/           Year   Years   Years/
                Ended              lent                    Life of                         Life of
                                   Yield2                  Fund+                           Fund+

Emerging        12/31     %        N/A       %     N/A      %                %     N/A      %
Markets
Income -
Class A

Emerging                   %       N/A       %     N/A      %               %      N/A     %
Markets
Income -
Class T

Emerging                   %       N/A       %     N/A      %               %      N/A      %
Markets
Income -
Class B

Emerging                  %        N/A       %     N/A      %                %     N/A      %
Markets
Income -
Institutional

High Yield      10/31     N/A      N/A       %      %       %                %      %       %
- Class A

High Yield                 %       N/A       %      %       %                %      %       %
- Class T

High Yield                 %       N/A       %      %       %                %      %       %
- Class B

High Yield                 %       N/A       %      %       %                %      %       %
-
Institutional

Strategic       12/31     N/A      N/A       %     N/A      %                %     N/A      %
Income -
Class A

Strategic                  %       N/A       %     N/A      %                %     N/A      %
Income -
Class T

Strategic                  %       N/A       %     N/A      %                %     N/A      %
Income -
Class B

Strategic                 N/A      N/A       %     N/A      %                %     N/A      %
Income -
Institutional

Strategic                 N/A      N/A       %     N/A      %                %     N/A      %
Income -
Initial

Mortgage        7/31       %       %         %     %        %                %     %        %
Securities -
Class A

Mortgage                  %        %         %     %        %                %     %        %
Securities -
Class T



                Average Annual Total                                        Cumulative Total
                Returns1                                                    Returns1

                Fiscal    Yield2   Tax      One    Five    Ten              One    Five    Ten
                Year               Equiva   Year   Years   Years/           Year   Years   Years/
                Ended              lent                    Life of                         Life of
                                   Yield2                  Fund+                           Fund+

Mortgage        7/31      %        %        %      %       %                %       %      %
Securities -
Class B

Mortgage                  %        %        %      %       %                %       %      %
Securities -
Institutional

Mortgage                  %        %        %      %       %                %       %      %
Securities -
Initial

Governmen     10/31       %        %        %      %       %                %       %      %
t
Investment
- Class A

Governmen                 %        %        %      %       %                %       %      %
t
Investment
- Class T

Governmen                 %        %        %      %       %                %       %      %
t
Investment
- Class B

Governmen                 %        %        %      %       %                %       %      %
t
Investment
-
Institutional

Intermediat     11/30     %        %        %      %       %                %       %      %
e Bond -
Class A

Intermediat               %        %        %      %       %                %       %      %
e Bond -
Class T

Intermediat               %        %        %      %       %                %       %      %
e Bond -
Class B

Intermediat               %        %        %      %       %                %       %      %
e Bond -
Institutional

Short           10/31     %        %        %      %       %                %       %      %
Fixed-Inco
me - Class
A

Short           10/31     %        %        %      %       %                %        %      %
Fixed-Inco
me - Class
T

Short                     %        %        %      %       %                %       %       %
Fixed-Inco
me -
Institutional


             Average Annual Total                                      Cumulative Total
             Returns1                                                  Returns1


             Fiscal  Yield2   Tax      One    Five    Ten              One    Five    Ten
             Year             Equiva   Year   Years   Years/           Year   Years   Years/
             Ended            lent                    Life of                         Life of
                              Yield2                  Fund+                           Fund+

High         10/31   %        %        %      %       %                %       %      %
Income
Municipal
- Class A

High                 %        %        %      %       %                %       %      %
Income
Municipal
- Class T

High                 %        %        %      %       %                %       %      %
Income
Municipal
- Class B

High                 %        %        %      %       %                %       %      %
Income
Municipal
-
Institutional

Municipal    12/31   %        %        %      %       %                %       %      %
Bond -
Class A

Municipal            %        %        %      %       %                %       %      %
Bond -
Class T

Municipal            %        %        %      %       %                %       %      %
Bond -
Class B

Municipal            %        %        %      %       %                %       %      %
Bond -
Institutional

Municipal            %        %        %      %       %                %       %      %
Bond -
Initial

Intermediat  11/30   %        %        %      %       %                %       %      %
e Municipal
Income -
Class A

Intermediat          %        %        %      %       %                %       %      %
e Municipal
Income -
Class T

Intermediat  11/30   %        %        %      %       %                %       %      %
e Municipal
Income -
Class B

Intermediat          %        %        %      %       %                %       %      %
e Municipal
Income -
Institutional


             Average Annual Total                                      Cumulative Total
             Returns1                                                  Returns1

             Fiscal  Yield2   Tax      One    Five    Ten              One    Five    Ten
             Year             Equiva   Year   Years   Years/           Year   Years   Years/
             Ended            lent                    Life of                         Life of
                              Yield2                  Fund+                           Fund+

Short-Inter  11/30   %        %        %      %       %                %       %        %
mediate
Municipal
Income -
Class A

Short-Inter          %        %        %      %       %                %       %        %
mediate
Municipal
Income -
Class T

Short-Inter          %        %        %      %       %                %       %        %
mediate
Municipal
Income -
Institutional

New York     10/31   %        %        %      %       %                %       %        %
Municipal
Income -
Class A

New York             %        %        %      %       %                %       %        %
Municipal
Income -
Class T

New York             %        %        %      %       %                %       %        %
Municipal
Income -
Class B

New York             %        %        %      %       %                %       %        %
Municipal
Income -
Institutional

California   10/31   %        %        %      %       %                %       %        %
Municipal
- Class A

California           %        %        %      %       %                %       %        %
Municipal
- Class T

California   10/31   %        %        %      %       %                %       %        %
Municipal
- Class B

California           %        %        %      %       %                %       %        %
Municipal
-
Institutional


+ Life of fund figures are from commencement of operations (March 10, 1994 for Emerging Markets Income; January 5, 1987 for High Yield; January 7, 1987 for Government Investment; October 31, 1994 for Strategic Income; September 16, 1987 for Short Fixed-Income and High Income Municipal; March 16, 1994 for Short-Intermediate Municipal Income; August 21, 1995 for New York Municipal Income and February 20, 1996 for California Municipal Income) through each fund's fiscal period ended 1996.
1 Average annual and cumulative total returns for Class A shares include the effect of paying Class A's maximum applicable front-end sales charge of 4.25% for Bond Funds, 3.25% for Intermediate-Term Bond Funds, and 1.50% for Short-Term Bond Funds.
Average annual and cumulative total returns for Class T shares include the effect of paying Class T's maximum applicable front-end sales charge of 3.50% for Bond Funds; 2.75% for Intermediate-Term Bond Funds; and 1.50% for Short-Term Bond Funds.
Average annual and cumulative total returns for Class B shares include the effect of paying Class B's CDSC upon redemption based on the following schedule: for Bond Funds for the periods one year or less, 5%; greater than one year to two years, 4%; greater than two years to four years, 3%; greater than four years to five years, 2%; greater than five years to six years, 1%; greater than six years, 0%; for Intermediate-Term Bond Funds for the periods of one year or less, 3%; greater than one year to two years, 2%; greater than two years to three years, 1%; greater than three years, 0%.

Initial offering of Class A shares for each fund (except Mortgage Securities and Municipal Bond) took place on September 3, 1996. Returns prior to September 3, 1996 for bond funds (except Intermediate Bond and Intermediate Municipal Income) are those of Class T, the original class of each fund and reflect Class T's then applicable 12b-1 fee. For Intermediate Bond and Intermediate Municipal Income, returns between commencement of operations and September 10, 1992 reflect the returns of Institutional Class, which does not have a 12b-1 fee. Returns between September 10, 1992 and each fund's respective fiscal period ended 1996, are those of Class T, and reflect Class T's then applicable 12b-1 fee. Class A's returns would have been lower if 12b-1 fees were reflected prior to September 10, 1992.

Class T returns prior to September 10, 1992 for Intermediate Bond and Intermediate Municipal Income are those of Institutional Class and do not reflect Class T's then-applicable 12b-1 fees of 0.25% (the Bond Funds and Intermediate-Term Bond Funds).

Class B returns prior to June 30, 1994 for all Bond Funds except Intermediate Bond, Intermediate Municipal Income, and New York Municipal Income are those of Class T shares and include the applicable Class T 12b-1 fees discussed above. Class B returns from each fund's commencement of operations up to September 10, 1992 for Intermediate Bond and Intermediate Municipal Income reflect the returns of Institutional Class, which does not have a 12b-1 fee.

Returns prior to July 3, 1995 for Institutional Class shares of all Bond Funds except Intermediate Bond, Intermediate Municipal Income, New York Municipal Income, and California Municipal Income are those of each fund's Class T shares and include the then-current Class T 12b-1 fees of either 0.25% for Emerging Markets Income, High Yield, Strategic Income, and Government Investment or 0.15% for Short-Fixed Income and Short-Intermediate Municipal Income.

Class A, Class T, and Class B shares of Mortgage Securities are expected to commence operations on February 28, 1997. Returns prior to that date are those of Initial Class, the original class of the fund which does not bear a 12b-1 fee. Class T and Class A returns would have been lower if their respective 12b-1 fees were reflected in returns prior to that date. Class B returns would have been lower if its 12b-1 fee (including shareholder servicing fee) had been reflected in returns prior to that date.

Class A of Municipal Bond is expected to commence operations on February 28, 1997. Returns between July 1, 1996 and February 28, 1997 are those of Class T and reflect Class T's 0.25% 12b-1 fee. Returns prior to that date are those of Initial Class, the original class of the fund which does not bear a 12b-1 fee. Class A's returns would have been lower if its 12b-1 fee was reflected in returns prior to July 1, 1996.

Initial offering of Class B shares for Intermediate Bond and Intermediate Municipal Income took place on June 30, 1994, and bear a 12b-1 fee (including a shareholder servicing fee)(at a then currently applicable combined rate of 1.00%) which is not reflected in prior date returns. Returns prior to June 30, 1994, and September 10, 1992, are those of Class T and Institutional Class shares, respectively. Class T returns include a then currently applicable 12b-1 fee of 0.25% for Intermediate Bond and Intermediate Municipal Income. Institutional Class, the original class of these funds, does not bear a 12b-1 fee. Class B share returns would have been lower had it 12b-1 fee (including a shareholder servicing fee) had been reflected in prior date returns.

Initial offering of Class B shares for High Yield, Government Investment, and High Income Municipal took place on June 30, 1994, and bear a 12b-1 fee ( including a shareholder servicing fee)(at a then currently applicable combined rate of 1.00%) which is not reflected in prior date returns. Returns prior to June 30, 1994, are those of Class T shares, the original class of these funds and include the then applicable Class T 12b-1 fee of 0.25%. Class B returns would have been lower had its 12b-1 fee (including a shareholder servicing fee) been reflected in prior date returns.

Initial offering of Class T and Class B shares for Municipal Bond took place on July 1, 1996. Returns prior to that date are those of Initial Class, the original class of the fund which does not have a 12b-1 fee. Class T returns would have been lower had its 12b-1 fee been reflected in returns prior to that date. Class B returns would have been lower if its 12b-1 fee ( including shareholder servicing fee) had been reflected in prior date returns.
2 Yields and tax-equivalent yields shown for Class A shares include the effect of the applicable Class A front-end sales charge and 12b-1 fee. Yields and tax-equivalent yields shown for Class T shares include the effect of the applicable Class T front-end sales charge and 12b-1 fee. Yields and tax-equivalent yields shown for Class B shares include the effect of the applicable Class B 12b-1 fee, but not the CDSC. Yields and tax-equivalent yields shown for Strategic Opportunities - Initial Class include the effect of its 3.50% sales charge.
Note: If FMR had not reimbursed certain class expenses during certain of these periods, the yields and total returns for those periods for Emerging Markets Income, High Yield, Strategic Income, Government Investment, Intermediate Bond, Short Fixed-Income, High Income Municipal, Intermediate Municipal Income, and Short-Intermediate Municipal Income would have been lower. The table below shows what yields and tax-equivalent yields (if applicable) would have been if the class had not been in reimbursement.

                        Class T                 Class B                 Institutional Class

Fund                    Yield*    Tax-          Yield*    Tax-Equiva    Yield*                Tax-Equiva
                                  Equivalent              lent Yield*                         lent Yield*
                                  Yield*

Emerging Markets        8.66%     N/A           8.37%     N/A           N/A                   N/A
Income

High Yield              N/A       N/A           N/A       N/A           6.15                  N/A

Government Investment   N/A       N/A           4.81%     N/A           4.89%                 N/A

High Income Municipal   N/A       N/A           N/A       N/A           4.62%                 7.22%

Short-Intermediate      3.76%     5.88%         N/A       N/A           2.12%                 2.12%
Municipal Income

New York Municipal      2.47%     4.36%         1.25%     2.21%         -0.74%                -0.74%
Income


* See footnote 2 above.
HISTORICAL EQUITY FUND RESULTS. The following table shows the total returns for each class of each equity fund for the fiscal year ended October 31, November 30, or December 31, 1996 as indicated below.

                            Average Annual Total                        Cumulative Total
                            Returns1                                    Returns1

                            Fiscal    One    Five    Ten                One    Five    Ten
                            Period    Year   Years   Years/Life         Year   Years   Years/Life
                            Ended                    of Fund+                          of Fund+



TechnoQuant Growth -        11/30     N/A    N/A     %                  N/A    N/A      %
Class A

TechnoQuant Growth -                  N/A    N/A     %                  N/A    N/A      %
Class T

TechnoQuant Growth -                  N/A    N/A     %                  N/A    N/A      %
Class B

TechnoQuant Growth -                  N/A    N/A     %                  N/A    N/A      %
Institutional

Overseas - Class A          10/31      %      %       %                  %      %       %

Overseas - Class T                     %      %       %                  %      %       %

Overseas - Class B                     %      %       %                  %      %       %

Overseas - Institutional               %      %       %                  %      %       %

Mid Cap - Class A           11/30     N/A    N/A     N/A                N/A    N/A      %

Mid Cap - Class T                     N/A    N/A     N/A                N/A    N/A      %

Mid Cap - Class B                     N/A    N/A     N/A                N/A    N/A      %

Mid Cap - Institutional               N/A    N/A     N/A                N/A    N/A      %

Equity Growth - Class       11/30      %      %       %                  %      %       %
A

Equity Growth - Class                  %      %       %                  %      %       %
T

Equity Growth - Class                  %      %       %                  %      %       %
B

Equity Growth -                        %      %       %                  %      %       %
Institutional

Growth Opportunities -      10/31      %      %       %                  %      %       %
Class A

Growth Opportunities -                 %      %       %                  %      %       %
Class T

Growth Opportunities -                 %      %       %                  %      %       %
Class B

Growth Opportunities -                 %      %       %                  %      %       %
Institutional

Strategic Opportunities     12/31      %      %       %                  %      %       %
- Class A

Strategic Opportunities                %      %       %                  %      %       %
- Class T

Strategic Opportunities                %      %       %                  %      %       %
- Class B

Strategic Opportunities                %      %       %                  %      %       %
- Institutional

Strategic Opportunities                %      %       %                  %      %       %
- Initial


      Average Annual Total   Cumulative Total
      Returns1               Returns1

      Fiscal    One    Five    Ten                One    Five    Ten
      Period    Year   Years   Years/Life         Year   Years   Years/Life
      Ended                    of Fund+                          of Fund+



Large Cap - Class A        11/30   N/A   N/A   %          N/A   N/A    -%

Large Cap - Class T                N/A   N/A   %          N/A   N/A    %

Large Cap - Class B                N/A   N/A   %          N/A   N/A    %

Large Cap -                        N/A   N/A   %          N/A   N/A    %
Institutional

Growth & Income -          11/30   N/A   N/A   %          N/A   N/A    %
Class A

Growth & Income -                  N/A   N/A   %          N/A   N/A    %
Class T

Growth & Income -                  N/A   N/A   %          N/A   N/A    %
Class B

Growth & Income -                  N/A   N/A   %          N/A   N/A    %
Institutional

Equity Income - Class      11/30    %     %     %          %     %     %
A

Equity Income - Class               %     %     %          %     %     %
T

Equity Income - Class               %     %     %          %     %     %
B

Equity Income -                     %     %     %          %     %     %
Institutional

Balanced - Class A         10/31    %     %     %          %     %     %

Balanced - Class T                  %     %     %          %     %     %

Balanced - Class B                  %     %     %          %     %     %

Balanced - Institutional            %     %     %          %     %     %

+ Life of fund figures are from commencement of operations (April 23, 1990 for Overseas; November 18, 1987 for Growth Opportunities; January 6, 1987 for Balanced and February 20, 1996 for Mid Cap and Large Cap) through each fund's fiscal period ended 1996.
1 Average annual and cumulative total returns for Class A shares include the effect of paying Class A's maximum applicable front-end sales charge of 5.25% for Equity Funds.
Average annual and cumulative total returns for Class T shares include the effect of paying Class T's maximum applicable front-end sales charge of 3.50% for Equity Funds.
Average annual and cumulative total returns for Class B shares include the effect of paying Class B's CDSC upon redemption based on the following schedule: for Equity Funds for the periods of one year or less, 5%; greater than one year to two years, 4%; greater than two years to four years, 3%; greater than four years to five years, 2%; greater than five years to six years, 1%; greater than six years, 0%.

Initial offering of Class A shares for each fund (except TechnoQuant Growth and Growth & Income) took place on September 3, 1996. Returns prior to September 3, 1996 for Equity Funds funds (except Equity Growth and Equity Income) are those of Class T, the original class of each fund and reflect Class T's then applicable 12b-1 fee. For Equity Growth and Equity Income returns between commencement of operations and September 10, 1992 reflect the returns of Institutional Class, which does not have a 12b-1 fee. Returns between September 10, 1992 and each fund's respective fiscal period ended 1996, are those of Class T, and reflect Class T's then applicable 12b-1 fee. Class A's returns would have been lower if 12b-1 fees were reflected prior to September 10, 1992.

Class T returns prior to September 10, 1992 for Equity Growth and Equity Income are those of the Institutional Class which does not have a 12b-1 fee. Class T returns prior to August 20, 1986 for Strategic Opportunities reflect those of Initial Class shares, the fund's original class which does not have a 12b-1 fee.

Class B returns prior to June 30, 1994 for all Equity Funds except, Overseas, Strategic Opportunities, and Equity Income are those of Class T shares and include the applicable Class T 12b-1 fee. Class B returns from each fund's commencement of operations to September 10, 1992 for Equity Growth and Equity Income reflect the returns of the Institutional Class, which does not have a 12b-1 fee. Class B returns for Strategic Opportunities from August 20, 1986 through June 30, 1994 reflect the performance of Class T shares, including the then-applicable 0.65% 12b-1 fee and from December 31, 1983 through August 20, 1986 reflect the performance of Initial Class shares. Class B returns prior to July 3, 1995 for Overseas reflect Class T performance, including the then-applicable 0.65% 12b-1 fee.

Initial offering of Class B shares for Equity Growth and Balanced took place on January 2, 1997, and bare a 12b-1 and shareholder servicing fee. Returns between September 10, 1992 and January 2, 1997 are those of Class T and reflect Class T's then effective 12b-1 fee (0.65% prior to January 1, 1996). Returns prior to September 10, 1992 are those of Institutional Class, the original class of the fund which does not bare a 12b-1 fee. Class B share returns would have been lower had its 12b-1 and shareholder servicing fee been reflected in prior date returns. Balanced returns prior to January 2, 1997 are those of Class T the original class of the fund and reflect Class T's then applicable 12b-1 fee. Class B share returns would have been lower had its 12b-1 and shareholder servicing fee been reflected in prior date returns.

Class B of Growth Opportunities is expected to commence operations on February 28, 1997. Returns prior to that date are those of Class T, the original class of the fund and reflect Class T's then applicable 12b-1 fee (0.65% prior to January 1, 1996). Class B share returns would have been lower had its 12b-1 and shareholder servicing fee been reflected in prior date returns.
Note: If FMR had not reimbursed certain class expenses during certain of these periods, the total returns for those periods for Overseas, Mid Cap, Natural Resources, Strategic Opportunities, Large Cap, Equity Income, and Income & Growth would have been lower.
The following tables show the income and capital elements of each class's cumulative total return. The table compares each class's return to the record of the S&P 500, the Dow Jones Industrial Average (DJIA), and the cost of living as measured by the Consumer Price Index (CPI), over the same period. The CPI information is as of the month end closest to the initial investment date for each fund. The S&P 500 and DJIA comparisons are provided to show how each class's total return compared to the record of a broad unmanaged index of common stocks and a narrower set of stocks of major industrial companies, respectively, over the same period. Because each of the Bond Funds invest in fixed-income securities, common stocks represent a different type of investment from the funds. Common stocks generally offer greater growth potential than the Bond Funds, but generally experience greater price volatility, which means greater potential for loss. In addition, common stocks generally provide lower income than a fixed-income investment such as the Bond Funds. Each of the Equity Funds has the ability to invest in securities not included in either index, and its investment portfolio may or may not be similar in composition to the indices. The S&P 500 and DJIA returns are based on the prices of unmanaged groups of stocks and, unlike each class's returns, do not include the effect of brokerage commissions or other costs of investing.
The following tables show the growth in value of a hypothetical $10,000 investment in each class of each fund (except TechnoQuant Growth and Growth & Income for which performance history will be available after the funds have been in operation for six months) during the past 10 fiscal years ended 1996 or life of each fund, as applicable, assuming all distributions were reinvested. The figures below reflect the fluctuating interest rates, bond prices, and stock prices of the specified periods and should not be considered representative of the dividend income or capital gain or loss that could be realized from an investment in a class today. Tax consequences of different investments have not been factored into the figures.
During the period from April 23, 1990 (commencement of operations) to October 31, 1996, a hypothetical $10,000 investment in Class A of Overseas would have grown to $_______, including the effect of Class A's 5.25% sales charge.

OVERSEAS - CLASS A                                                INDICES

Period    Value of     Value of        Reinvested      Total   EAFE    S&P         DJIA        Cost
Ended     Initial      Reinvested      Capital Gain    Value   Index   500                     of
Oct. 31   $10,000      Dividend        Distributions                                           Living**
          Investment   Distributions

1996     $              $              $              $        $        $          $           $

1995     $ 13,189       $ 476          $ 103          $ 13,768 $ 13,734 $ 20,493   $ 20,816    $ 11,924

1994      13,322         481            0             13,803   13,786   16,208     16,684     11,598

1993      12,251         422            0             12,673   12,522   15,604     15,291     11,303

1992      8,594          199            0             8,793    9,110    13,575     13,020     11,001

1991      9,267          76             0             9,343    10,497   12,344     12,027     10,659

1990*     9,049          0              0             9,049    9,815    9,246      9,246      10,357


* From April 23, 1990 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class A of Overseas on April 23, 1990 assuming the 5.25% maximum sales charge had been in effect, the net amount invested in Class A shares was $_____. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $_____. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $________ for dividends and $____ for capital gain distributions.
During the period from April 23, 1990 (commencement of operations) to October 31, 1996, a hypothetical $10,000 investment in Class T of Overseas would have grown to $_______, including the effect of Class T's 3.50% sales charge.

OVERSEAS - CLASS T                                                   INDICES

Period    Value of     Value of        Reinvested      Total   EAFE    S&P   DJIA   Cost
Ended     Initial      Reinvested      Capital Gain    Value   Index   500          of
Oct. 31   $10,000      Dividend        Distributions                                Living**
          Investment   Distributions







1996     $           $        $        $          $          $          $           $

1995     $ 13,433    $ 484    $ 105    $ 14,022   $ 13,734   $ 20,493   $ 20,816    $ 11,924

1994      13,568      489      0        14,057      13,786     16,208     16,684     11,598

1993      12,477      430      0        12,907      12,522     15,604     15,291     11,303

1992      8,753       202      0        8,955       9,110      13,575     13,020     11,001

1991      9,438       77       0        9,515       10,497     12,344     12,027     10,659

1990*     9,216       0        0        9,216       9,815      9,246      9,246      10,357


* From April 23, 1990 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class T of Overseas on April 23, 1990 assuming the 3.50% maximum sales charge had been in effect, the net amount invested in Class T shares was $_____. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $_____. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $________ for dividends and $____ for capital gain distributions.
During the period from April 23, 1990 (commencement of operations) to October 31, 1996, a hypothetical $10,000 investment in Class B of Overseas would have grown to $_______, including the effect of Class B's maximum applicable CDSC.

OVERSEAS - CLASS B                                                    INDICES

Period    Value of     Value of        Reinvested      Total       EAFE      S&P        DJIA        Cost
Ended     Initial      Reinvested      Capital Gain    Value       Index     500                    of
Oct. 31   $10,000      Dividend        Distributions                                                Living**
          Investment   Distributions







1996       $            $               $               $          $          $          $          $

1995     $ 13,920     $ 502             $ 109           $ 14,531   $ 13,734   $ 20,493   $ 20,816    $ 11,924

1994      14,060      507               0               14,567      13,786     16,208     16,684     11,598

1993      12,930      445               0               13,375      12,522     15,604     15,291     11,303

1992      9,070       210               0               9,280       9,110      13,575     13,020     11,001

1991      9,780       80                0               9,860       10,497     12,344     12,027     10,659

1990*     9,550       0                 0               9,550       9,815      9,246      9,246      10,357



* From April 23, 1990 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class B of Overseas on April 23, 1990 assuming the 5.00% maximum CDSC had been in effect, the net amount invested in Class B shares was $_____. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $_____. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $________ for dividends and $____ for capital gain distributions.
During the period from April 23, 1990 (commencement of operations) to October 31, 1996, a hypothetical $10,000 investment in Institutional Class of Overseas would have grown to $_______.
OVERSEAS - INSTITUTIONAL CLASS   INDICES


Period    Value of     Value of        Reinvested      Total        EAFE        S&P        DJIA        Cost
Ended     Initial      Reinvested      Capital Gain    Value        Index       500          of
Oct. 31   $10,000      Dividend        Distributions                                                   Living**
          Investment   Distributions







1996       $            $               $               $           $           $           $           $

1995     $ 13,970       $ 504          $ 109            $ 14,583    $ 13,734    $ 20,493    $ 20,816    $ 11,924

1994      14,060         507             0              14,567      13,786      16,208      16,684      11,598

1993      12,930         445             0              13,375      12,522      15,604      15,291      11,303

1992      9,070          210             0              9,280       9,110       13,575      13,020      11,001

1991      9,780          80              0              9,860       10,497      12,344      12,027      10,659

1990*     9,550          0               0              9,550       9,815       9,246       9,246       10,357


* From April 23, 1990 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Institutional Class of Overseas on April 23, 1990 the net amount invested in Class B shares was $_____. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $_____. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $________ for dividends and $____ for capital gain distributions.
During the period from February 20, 1996 (commencement of operations) to November 30, 1996, a hypothetical $10,000 investment in Class A of Mid Cap would have grown to $_______, including the effect of Class A's 5.25% sales charge.
MID CAP - CLASS A   INDICES


Period Ended   Value of     Value of        Reinvested      Total   S&P   DJIA   Cost
Nov. 30        Initial      Reinvested      Capital Gain    Value   500          of
               $10,000      Dividend        Distributions                        Living**
               Investment   Distributions







1996*


* From February 20, 1996 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class A of Mid Cap on February 20, 1996, assuming the 5.25% maximum sales charge had been in effect, the net amount invested in Class A shares was $_____. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $_____. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $________ for dividends and $____ for capital gain distributions.
During the period from February 20, 1996 (commencement of operations) to November 30, 1996, a hypothetical $10,000 investment in Class T of Mid Cap would have grown to $_______, including the effect of Class T's 3.50% sales charge.
MID CAP - CLASS T   INDICES


Period Ended   Value of     Value of        Reinvested      Total   S&P   DJIA   Cost
Nov. 30        Initial      Reinvested      Capital Gain    Value   500          of
               $10,000      Dividend        Distributions                        Living**
               Investment   Distributions







1996*


* From February 20, 1996 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class T of Mid Cap on February 20, 1996, assuming the 3.50% maximum sales charge had been in effect, the net amount invested in Class T shares was $_____. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $_____. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $________ for dividends and $____ for capital gain distributions.
During the period from February 20, 1996 (commencement of operations) to November 30, 1996, a hypothetical $10,000 investment in Class B of Mid Cap would have grown to $_______, including the effect of Class B's maximum applicable CDSC.
MID CAP - CLASS B   INDICES


Period Ended   Value of     Value of        Reinvested      Total   S&P   DJIA   Cost
Nov. 30        Initial      Reinvested      Capital Gain    Value   500          of
               $10,000      Dividend        Distributions                        Living**
               Investment   Distributions







1996*


* From February 20, 1996 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class B of Mid Cap on February 20, 1996, assuming the 5.00% maximum CDSC had been in effect, the net amount invested in Class B shares was $_____. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $_____. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $________ for dividends and $____ for capital gain distributions.
During the period from February 20, 1996 (commencement of operations) to November 30, 1996, a hypothetical $10,000 investment in Institutional Class of Mid Cap would have grown to $_______.
MID CAP - INSTITUTIONAL CLASS   INDICES


Period Ended   Value of     Value of        Reinvested      Total   S&P   DJIA   Cost
Nov. 30        Initial      Reinvested      Capital Gain    Value   500          of
               $10,000      Dividend        Distributions                        Living**
               Investment   Distributions







1996*


* From February 20, 1996 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Institutional Class of Mid Cap on February 20, 1996, the net amount invested in Institutional Class shares was $_____. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $_____. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $________ for dividends and $____ for capital gain distributions.
During the 10-year period ended November 30, 1996, a hypothetical $10,000 investment in Class A of Equity Growth would have grown to $_______, including the effect of Class A's 5.25% sales charge.
EQUITY GROWTH - CLASS A   INDICES


Period Ended   Value of     Value of        Reinvested      Total       S&P       DJIA        Cost
Nov. 30        Initial      Reinvested      Capital Gain    Value       500                   of
               $10,000      Dividend        Distributions                                     Living*
               Investment   Distributions







1996

1995           $ 34,030    $ 1,637         $ 22,887         $ 58,554    $ 41,199    $ 47,557    $ 14,092

1994           24,367      1,053            16,075          41,495      30,077      34,192      13,752

1993           25,204      1,089            14,555          40,848      29,766      32,779      13,376

1992           22,496      864              12,310          35,669      27,035      28,578      13,028

1991           20,744      758              7,987           29,489      22,814      24,302      12,642

1990           13,286      485              5,115           18,886      18,956      20,777      12,275

1989           14,798      440              3,143           18,381      19,640      21,131      11,550

1988           10,270      38               2,181           12,489      15,010      15,910      11,037

1987           8,475       22               1,126           9,624       12,171      13,310      10,587


* From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class A of Equity Growth on December 1, 1987, assuming the 5.25% maximum sales charge had been in effect, the net amount invested in Class A shares was $_____. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $_____. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $________ for dividends and $____ for capital gain distributions.
During the 10-year period ended November 30, 1996, a hypothetical $10,000 investment in Class T of Equity Growth would have grown to $_______, including the effect of the Class T's 3.50% sales charge.
EQUITY GROWTH - CLASS T   INDICES


Period Ended   Value of     Value of        Reinvested      Total       S&P        DJIA        Cost
Nov. 30        Initial      Reinvested      Capital Gain    Value       500                    of
               $10,000      Dividend        Distributions                                      Living*
               Investment   Distributions







1996

1995            $ 34,658    $ 1,668          $ 23,309      $ 59,635    $ 41,199    $ 47,557    $ 14,092

1994             24,817      1,072           16,372         42,261      30,077      34,192      13,752

1993             25,670      1,109           14,823         41,602      29,766      32,779      13,376

1992             22,911      880             12,537         36,328      27,035      28,578      13,028

1991             21,127      771             8,135          30,033      22,814      24,302      12,642

1990             13,531      494             5,210          19,235      18,956      20,777      12,275

1989             15,071      449             3,201          18,721      19,640      21,131      11,550

1988             10,459      38              2,222          12,719      15,010      15,910      11,037

1987              8,632       22             1,147          9,801       12,171      13,310      10,587


* From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class T of Equity Growth on December 1, 1987, assuming the 3.50% maximum sales charge had been in effect, the net amount invested in Class T shares was $_____. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $_____. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $________ for dividends and $____ for capital gain distributions.
During the 10-year period ended November 30, 1996, a hypothetical $10,000 investment in Class B of Equity Growth would have grown to $_______, including the effect of Class B's maximum applicable CDSC.
EQUITY GROWTH - CLASS B   INDICES


Period Ended   Value of     Value of        Reinvested      Total       S&P        DJIA         Cost
Nov. 30        Initial      Reinvested      Capital Gain    Value       500                     of
               $10,000      Dividend        Distributions                                       Living*
               Investment   Distributions







1996

1995          $ 34,658       $ 1,668       $ 23,309         $ 59,635    $ 41,199    $ 47,557    $ 14,092

1994          24,817         1,072         16,372           42,261      30,077      34,192      13,752

1993          25,670         1,109         14,823           41,602      29,766      32,779      13,376

1992          22,911         880           12,537           36,328      27,035      28,578      13,028

1991          21,127         771           8,135            30,033      22,814      24,302      12,642

1990          13,531         494           5,210            19,235      18,956      20,777      12,275

1989          15,071         449           3,201            18,721      19,640      21,131      11,550

1988          10,459         38            2,222            12,719      15,010      15,910      11,037

1987          8,632          22            1,147            9,801       12,171      13,310      10,587


* From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class B of Equity Growth on December 1, 1987, assuming the 5.00% maximum CDSC had been in effect, the net amount invested in Class B shares was $_____. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $_____. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $________ for dividends and $____ for capital gain distributions.
During the 10-year period ended November 30, 1996, a hypothetical $10,000 investment in Institutional Class of Equity Growth would have grown to $_______.
EQUITY GROWTH - INSTITUTIONAL CLASS   INDICES


Period Ended   Value of     Value of        Reinvested      Total       S&P         DJIA        Cost
Nov. 30        Initial      Reinvested      Capital Gain    Value       500                     of
               $10,000      Dividend        Distributions                                       Living*
               Investment   Distributions







1996

1995            $ 36,420     $ 2,443         $ 24,480        $ 63,343    $ 41,199    $ 47,557    $ 14,092

1994             26,060       1,318           17,183          44,561      30,077      34,192      13,752

1993             26,817       1,191           15,485          43,493      29,766      32,779      13,376

1992             23,778       913             13,012          37,703      27,035      28,578      13,028

1991             21,894       799             8,430           31,123      22,814      24,302      12,642

1990             14,022       511             5,399           19,932      18,956      20,777      12,275

1989             15,618       465             3,317           19,400      19,604      21,131      11,550

1988             10,839       40              2,302           13,181      15,010      15,910      11,037

1987             8,945        23              1,189           10,157      12,171      13,310      10,587


* From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Institutional Class of Equity Growth on December 1, 1987, the net amount invested in Institutional Class shares was $_____. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $_____. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $________ for dividends and $____ for capital gain distributions.
During the period from November 18, 1987 (commencement of operations) to October 31, 1996, a hypothetical $10,000 investment in Class A of Growth Opportunities would have grown to $_______, including the effect of Class A's 5.25% sales charge.
GROWTH OPPORTUNITIES - CLASS A   INDICES


Period Ended   Value of     Value of        Reinvested      Total       S&P        DJIA        Cost
Oct. 31        Initial      Reinvested      Capital Gain    Value       500                    of
               $10,000      Dividend        Distributions                                      Living**
               Investment   Distributions







1996           $             $               $               $           $           $           $

1995           $ 29,268      $ 1,523         $ 12,525        $ 43,317    $ 30,770    $ 31,921    $ 13,319

1994           25,222        921             9,109           35,252      24,336      25,585      12,955

1993           24,057        786             7,583           32,426      23,430      23,449      12,626

1992           20,030        497             4,785           25,312      20,383      19,966      12,288

1991           19,500        369             2,713           22,581      18,534      18,444      11,906

1990           12,308        71              1,712           14,091      13,882      14,179      11,568

1989           15,662        35              891             16,588      15,006      14,775      10,884

1988*          13,521        0               0               13,521      11,872      11,566      10,416


* From November 18, 1987 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class A of Growth Opportunities on November 18, 1987, assuming the 5.25% maximum sales charge had been in effect, the net amount invested in Class A shares was $_____. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $_____. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $________ for dividends and $____ for capital gain distributions.
During the period from November 18, 1987 (commencement of operations) to October 31, 1996, a hypothetical $10,000 investment in Class T of Growth Opportunities would have grown to $_______, including the effect of Class T's 3.50% sales charge.
GROWTH OPPORTUNITIES - CLASS T   INDICES


Period Ended   Value of     Value of        Reinvested      Total       S&P         DJIA        Cost
Oct. 31        Initial      Reinvested      Capital Gain    Value       500                     of
               $10,000      Dividend        Distributions                                       Living**
               Investment   Distributions







1996            $            $               $               $           $           $           $

1995            $ 29,809     $ 1,552         $ 12,756        $ 44,117    $ 30,770    $ 31,921    $ 13,319

1994             25,688       938             9,277           35,903      24,336      25,585      12,955

1993             24,501       801             7,723           33,025      23,430      23,449      12,626

1992             20,400       506             4,873           25,779      20,383      19,966      12,288

1991             19,860       375             2,763           22,998      18,534      18,444      11,906

1990             12,535       72              1,744           14,351      13,882      14,179      11,568

1989             15,951       37              907             16,895      15,006      14,775      10,884

1988*            13,771       0               0               13,771      11,872      11,566      10,416


* From November 18, 1987 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class T of Growth Opportunities on November 18, 1987, assuming the 3.50% maximum sales charge had been in effect, the net amount invested in Class T shares was $_____. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $_____. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $________ for dividends and $____ for capital gain distributions.
During the period from November 18, 1987 (commencement of operations) to October 31, 1996, a hypothetical $10,000 investment in Class B of Growth Opportunities would have grown to $_______, including the effect of Class B's maximum applicable CDSC.
GROWTH OPPORTUNITIES - CLASS B   INDICES


Period Ended   Value of     Value of        Reinvested      Total       S&P         DJIA        Cost
Oct. 31        Initial      Reinvested      Capital Gain    Value       500                     of
               $10,000      Dividend        Distributions                                       Living**
               Investment   Distributions







1996            $            $               $               $           $           $           $

1995            $ 29,809     $ 1,552         $ 12,756        $ 44,117    $ 30,770    $ 31,921    $ 13,319

1994             25,688       938             9,277           35,903      24,336      25,585      12,955

1993             24,501       801             7,723           33,025      23,430      23,449      12,626

1992             20,400       506             4,873           25,779      20,383      19,966      12,288

1991             19,860       375             2,763           22,998      18,534      18,444      11,906

1990             12,535       72              1,744           14,351      13,882      14,179      11,568

1989             15,951       37              907             16,895      15,006      14,775      10,884

1988*            13,771       0               0               13,771      11,872      11,566      10,416


* From November 18, 1987 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class B of Growth Opportunities on November 18, 1987, assuming the 5.00% maximum CDSC had been in effect, the net amount invested in Class B shares was $_____. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $_____. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $________ for dividends and $____ for capital gain distributions.
During the period from November 18, 1987 (commencement of operations) to October 31, 1996, a hypothetical $10,000 investment in Institutional Class of Growth Opportunities would have grown to $_______.
GROWTH OPPORTUNITIES - INSTITUTIONAL CLASS   INDICES


Period Ended   Value of     Value of        Reinvested      Total       S&P         DJIA        Cost
Oct. 31        Initial      Reinvested      Capital Gain    Value       500                     of
               $10,000      Dividend        Distributions                                       Living**
               Investment   Distributions







1996            $            $               $               $           $           $           $

1995            $ 30,970     $ 1,612         $ 13,253        $ 45,835    $ 30,770    $ 31,921    $ 13,319

1994             26,620       971             9,614           37,205      24,336      25,585      12,955

1993             25,390       830             8,003           34,223      23,430      23,449      12,626

1992             21,140       524             5,050           26,714      20,383      19,966      12,288

1991             20,580       390             2,863           23,833      18,534      18,444      11,906

1990             12,990       75              1,807           14,872      13,882      14,179      11,568

1989             16,530       37              940             17,507      15,006      14,775      10,884

1988*            14,270       0               0               14,270      11,872      11,566      10,416


* From November 18, 1987 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Institutional Class of Growth Opportunities on November 18, 1987, the net amount invested in Institutional Class shares was $_____. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $_____. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $________ for dividends and $____ for capital gain distributions.
During the 10-year period ended December 31, 1996, a hypothetical $10,000 investment in Class A of Strategic Opportunities would have grown to $_______, including the effect of Class A's 5.25% sales charge.
STRATEGIC OPPORTUNITIES - CLASS A   INDICES


Period Ended   Value of     Value of        Reinvested      Total       S&P        DJIA        Cost
Dec. 31        Initial      Reinvested      Capital Gain    Value       500                    of
               $10,000      Dividend        Distributions                                      Living*
               Investment   Distributions







1996

1995          $ 17,475       $ 6,406        $ 12,777       $ 36,658    $ 40,054    $ 45,581    $ 14,044

1994          13,134         4,392          9,007          26,533      29,114      33,338      13,696

1993          14,609         4,351          9,622          28,582      28,735      31,759      13,339

1992          13,380         3,494          6,858          23,732      26,104      27,146      12,983

1991          12,987         2,748          5,291          21,026      24,251      25,300      12,617

1990          12,390         2,015          2,679          17,083      18,585      20,347      12,242

1989          13,914         1,480          3,008          18,403      19,183      20,457      11,537

1988          10,788         758            2,333          13,879      14,567      15,526      11,025

1987          9,145          231            1,977          11,353      12,492      13,394      10,558


* From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class A of Strategic Opportunities on January 1, 1987, assuming the 5.25% maximum sales charge had been in effect, the net amount invested in Class A shares was $_____. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $_____. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $________ for dividends and $____ for capital gain distributions.
During the 10-year period ended December 31, 1996, a hypothetical $10,000 investment in Class T of Strategic Opportunities would have grown to $_______, including the effect of Class T's 3.50% sales charge.
STRATEGIC OPPORTUNITIES - CLASS T   INDICES


Period Ended   Value of     Value of        Reinvested      Total       S&P         DJIA        Cost
Dec. 31        Initial      Reinvested      Capital Gain    Value       500                     of
               $10,000      Dividend        Distributions                                       Living*
               Investment   Distributions





1996

1995            $ 17,798     $ 6,524         $ 13,013        $ 37,335    $ 40,054    $ 45,581    $ 14,044

1994             13,377       4,473           9,173           27,023      29,114      33,338      13,696

1993             14,879       4,432           9,799           29,110      28,735      31,759      13,339

1992             13,627       3,559           6,985           24,171      26,104      27,146      12,983

1991             13,227       2,798           5,389           21,414      24,251      25,300      12,617

1990             12,619       2,052           2,728           17,399      18,585      20,347      12,242

1989             14,171       1,508           3,064           18,743      19,183      20,457      11,537

1988             10,988       771             2,376           14,135      14,567      15,526      11,025

1987             9,314        234             2,014           11,562      12,492      13,394      10,558


* From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class T of Strategic Opportunities on January 1, 1987, assuming the 3.50% maximum sales charge had been in effect, the net amount invested in Class T shares was $_____. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $_____. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $________ for dividends and $____ for capital gain distributions.
During the 10-year period ended December 31, 1996, a hypothetical $10,000 investment in Class B of Strategic Opportunities would have grown to $_______, including the effect of Class B's maximum applicable CDSC.
STRATEGIC OPPORTUNITIES - CLASS B   INDICES


Period Ended   Value of     Value of        Reinvested      Total       S&P         DJIA        Cost
Dec. 31        Initial      Reinvested      Capital Gain    Value       500                     of
               $10,000      Dividend        Distributions                                       Living*
               Investment   Distributions







1996

1995            $ 18,206     $ 6,906         $ 13,331        $ 38,443    $ 40,054    $ 45,851    $ 14,044

1994             13,766       4,781           9,443           27,990      29,114      33,338      13,696

1993             15,419       4,592           10,155          30,166      28,735      31,759      13,339

1992             14,122       3,687           7,238           25,047      26,104      27,146      12,983

1991             13,706       2,901           5,584           22,191      24,251      25,300      12,617

1990             13,076       2,127           2,827           18,030      18,585      20,347      12,242

1989             14,685       1,562           3,175           19,422      19,183      20,457      11,537

1988             11,386       800             2,462           14,648      14,567      15,526      11,025

1987             9,652        243             2,087           11,982      12,492      13,394      10,558


* From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class B of Strategic Opportunities on January 1, 1987, assuming the 5.00% maximum CDSC had been in effect, the net amount invested in Class B shares was $_____. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $_____. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $________ for dividends and $____ for capital gain distributions.
During the 10-year period ended December 31, 1996, a hypothetical $10,000 investment in Institutional Class of Strategic Opportunities would have grown to $_______.
STRATEGIC OPPORTUNITIES - INSTITUTIONAL CLASS   INDICES


Period Ended   Value of     Value of        Reinvested      Total       S&P       DJIA          Cost
Dec. 31        Initial      Reinvested      Capital Gain    Value       500                     of
               $10,000      Dividend        Distributions                                       Living*
               Investment   Distributions







1996

1995            $ 18,384    $ 6,984            $ 13,444    $ 38,812    $ 40,054    $ 45,581    $ 14,044

1994             13,862      4,635             9,506       28,003      29,114      33,338      13,696

1993             15,419      4,592             10,155      30,166      28,735      31,759      13,339

1992             14,122      3,687             7,238       25,047      26,104      27,146      12,983

1991             13,706      2,901             5,584       22,191      24,251      25,300      12,617

1990             13,076      2,127             2,827       18,030      18,585      20,347      12,242

1989             14,685      1,562             3,175       19,422      19,183      20,457      11,537

1988             11,386      800               2,462       14,648      14,567      15,526      11,025

1987             9,652       243               2,087       11,982      12,492      13,394      10,558


* From month-end closest to initial investment date.
Explanatory Notes:   With an initial investment of $10,000 in Institutional
Class of Strategic Opportunities on January 1, 1987, the net amount invested in Institutional Class shares was $_____. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $_____. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $________ for dividends and $____ for capital gain distributions.
During the 10-year period ended December 31, 1996, a hypothetical $10,000 investment in Initial Class of Strategic Opportunities would have grown to $_______, including the effect of Initial Class's 3.50% sales charge.
STRATEGIC OPPORTUNITIES - INITIAL CLASS   INDICES


Period Ended   Value of     Value of        Reinvested      Total        S&P      DJIA         Cost
Dec. 31        Initial      Reinvested      Capital Gain    Value        500                   of
               $10,000      Dividend        Distributions                                      Living*
               Investment   Distributions







1996

1995             $ 18,384    $ 6,984           $ 13,444    $ 38,812    $ 40,054    $ 45,581    $ 14,044

1994             13,862      4,635             9,506       28,003      29,114      33,338      13,696

1993             15,419      4,592             10,155      30,166      28,735      31,759      13,339

1992             14,122      3,687             7,238       25,047      26,104      27,146      12,983

1991             13,706      2,901             5,584       22,191      24,251      25,300      12,617

1990             13,076      2,127             2,827       18,030      18,585      20,347      12,242

1989             14,685      1,562             3,175       19,422      19,183      20,457      11,537

1988             11,386      800               2,462       14,648      14,567      15,526      11,025

1987             9,652       243               2,087       11,982      12,492      13,394      10,558


* From month-end closest to initial investment date.
Explanatory Notes:   With an initial investment of $10,000 in Initial Class
of Strategic Opportunities on January 1, 1987, assuming the 3.50% maximum sales charge had been in effect, the net amount invested in Initial Class shares was $_____.The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $_____. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $________ for dividends and $____ for capital gain distributions.
During the period from February 20, 1996 and November 30, 1996, a hypothetical $10,000 investment in Class A of Large Cap would have grown to $_______, including the effect of Class A's 5.25% sales charge.
LARGE CAP - CLASS A   INDICES


Period Ended   Value of     Value of        Reinvested      Total   S&P   DJIA   Cost
Nov. 30        Initial      Reinvested      Capital Gain    Value   500          of
               $10,000      Dividend        Distributions                        Living**
               Investment   Distributions







1996*


* From February 20, 1996 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class A of Large Cap on February 20, 1996, assuming the 5.25% maximum sales charge had been in effect, the net amount invested in Class A shares was $_____. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $_____. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $________ for dividends and $____ for capital gain distributions.
During the period from February 20, 1996 and November 30, 1996, a hypothetical $10,000 investment in Class T of Large Cap would have grown to $_______, including the effect of Class T's 3.50% sales charge.
LARGE CAP - CLASS T   INDICES


Period Ended   Value of     Value of        Reinvested      Total   S&P   DJIA   Cost
Nov. 30        Initial      Reinvested      Capital Gain    Value   500          of
               $10,000      Dividend        Distributions                        Living**
               Investment   Distributions







1996*


* From February 20, 1996 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class T of Large Cap on February 20, 1996, assuming the 3.50% maximum sales charge had been in effect, the net amount invested in Class T shares was $_____. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $_____. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $________ for dividends and $____ for capital gain distributions.
During the period from February 20, 1996 and November 30, 1996, a hypothetical $10,000 investment in Class B of Large Cap would have grown to $_______, including the effect of Class B's maximum applicable CDSC.
LARGE CAP - CLASS B   INDICES


Period Ended   Value of     Value of        Reinvested      Total   S&P   DJIA   Cost
Nov. 30        Initial      Reinvested      Capital Gain    Value   500          of
               $10,000      Dividend        Distributions                        Living**
               Investment   Distributions







1996*


* From February 20, 1996 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class B of Large Cap on February 20, 1996, assuming the 5.00% maximum CDSC had been in effect, the net amount invested in Class B shares was $_____. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $_____. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $________ for dividends and $____ for capital gain distributions.
During the period from February 20, 1996 and November 30, 1996, a hypothetical $10,000 investment in Institutional Class of Large Cap would have grown to $_______.
LARGE CAP - INSTITUTIONAL CLASS   INDICES


Period Ended   Value of     Value of        Reinvested      Total   S&P   DJIA   Cost
Nov. 30        Initial      Reinvested      Capital Gain    Value   500          of
               $10,000      Dividend        Distributions                        Living**
               Investment   Distributions







1996*


* From February 20, 1996 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Institutional Class of Large Cap on February 20, 1996, the net amount invested in Institutional Class shares was $_____. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $_____. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $________ for dividends and $____ for capital gain distributions.
During the 10-year period ended November 30, 1996, a hypothetical $10,000 investment in Class A of Equity Income would have grown to $_______, including the effect of Class A's 5.25% sales charge.
EQUITY INCOME - CLASS A   INDICES


Period Ended   Value of     Value of        Reinvested      Total       S&P          DJIA      Cost
Nov. 30        Initial      Reinvested      Capital Gain    Value       500                    of
               $10,000      Dividend        Distributions                                      Living*
               Investment   Distributions







1996

1995            $ 15,818    $ 11,618             $ 6,595    $ 34,031    $ 41,199    $ 47,557    $ 14,092

1994            12,654      8,826                4,806      26,286      30,077      34,192      13,752

1993            11,782      7,895                4,474      24,151      29,766      32,779      13,376

1992            10,197      6,394                3,872      20,463      27,035      28,578      13,028

1991            8,785       4,829                3,336      16,950      22,814      24,302      12,642

1990            7,548       3,369                2,866      13,784      18,956      20,777      12,275

1989            9,729       3,189                3,281      16,198      19,640      21,131      11,550

1988            8,801       2,007                2,968      13,776      15,010      15,910      11,037

1987            8,666       1,088                1,094      10,848      12,171      13,310      10,587


* From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class A of Equity Income on December 1, 1987, assuming the 5.25% maximum sales charge had been in effect, the net amount invested in Class A shares was $_____. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $_____. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $________ for dividends and $____ for capital gain distributions.
During the 10-year period ended November 30, 1996, a hypothetical $10,000 investment in Class T of Equity Income would have grown to $_______, including the effect of Class T's 3.50% sales charge.
EQUITY INCOME - CLASS T   INDICES


Period Ended   Value of     Value of        Reinvested      Total       S&P         DJIA        Cost
Nov. 30        Initial      Reinvested      Capital Gain    Value       500                     of
               $10,000      Dividend        Distributions                                       Living*
               Investment   Distributions







1996

1995            $ 16,110     $ 11,832        $ 6,717         $ 34,659    $ 41,199    $ 47,557    $ 14,092

1994             12,888       8,989           4,894           26,771      30,077      34,192      13,752

1993             12,000       8,041           4,557           24,598      29,766      32,779      13,376

1992             10,385       6,511           3,944           20,840      27,035      28,578      13,028

1991             8,947        4,919           3,398           17,264      22,814      24,302      12,642

1990             7,688        3,432           2,919           14,039      18,956      20,777      12,275

1989             9,908        3,248           3,341           16,497      19,640      21,131      11,550

1988             8,964        2,044           3,023           14,031      15,010      15,910      11,037

1987             8,826        1,109           1,114           11,049      12,171      13,310      10,587


* From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class T of Equity Income on December 1, 1987, assuming the 3.50% maximum sales charge had been in effect, the net amount invested in Class T shares was $_____. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $_____. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $________ for dividends and $____ for capital gain distributions.
During the 10-year period ended November 30, 1996, a hypothetical $10,000 investment in Class B of Equity Income would have grown to $_______, including the effect of Class B's maximum applicable CDSC.
EQUITY INCOME - CLASS B   INDICES


Period
Ended   Value of    Value of    Reinvested    Total       S&P         DJIA      Cost
Nov. 30 Initial     Reinvested  Capital Gain  Value       500                   of
        $10,000     Dividend    Distributions                                   Living*
        Investment  Distribut
                    ions







1996

1995    $ 16,653    $ 12,152    $ 6,944       $ 35,749    $ 41,199    $ 47,557    $ 14,092

1994     13,339      9,319       5,066        27,724      30,077      34,192      13,752

1993     12,435      8,333       4,722        25,490      29,766      32,779      13,376

1992     10,762      6,747       4,087        21,596      27,035      28,578      13,028

1991     9,272       5,097       3,521        17,890      22,814      24,302      12,642

1990     7,967       3,556       3,025        14,548      18,956      20,777      12,275

1989     10,268      3,366       3,462        17,096      19,640      21,131      11,550

1988     9,289       2,118       3,132        14,539      15,010      15,910      11,037

1987     9,146       1,149       1,154        11,449      12,171      13,310      10,587


* From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class B of Equity Income on December 1, 1987, assuming the 5.00% maximum CDSC had been in effect, the net amount invested in Class B shares was $_____. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $_____. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $________ for dividends and $____ for capital gain distributions.
During the 10-year period ended November 30, 1996, a hypothetical $10,000 investment in Institutional Class of Equity Income would have grown to $_______.
EQUITY INCOME - INSTITUTIONAL CLASS   INDICES


Period Ended   Value of     Value of        Reinvested      Total       S&P         DJIA        Cost
Nov. 30        Initial      Reinvested      Capital Gain    Value       500                     of
               $10,000      Dividend        Distributions                                       Living*
               Investment   Distributions







1996

1995            $ 16,812     $ 13,012        $ 7,013         $ 36,837    $ 41,199    $ 47,557    $ 14,092

1994             13,448       9,688           5,107           28,243      30,077      34,192      13,752

1993             12,494       8,479           4,745           25,718      29,766      32,779      13,376

1992             10,778       6,759           4,093           21,630      27,035      28,578      13,028

1991             9,272        5,097           3,521           17,890      22,814      24,302      12,642

1990             7,967        3,556           3,025           14,548      18,956      20,777      12,275

1989             10,268       3,366           3,462           17,096      19,640      21,131      11,550

1988             9,289        2,118           3,132           14,539      15,010      15,910      11,037

1987             9,146        1,149           1,154           11,449      12,171      13,310      10,587


* From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Institutional Class of Equity Income on December 1, 1987, the net amount invested in Institutional Class shares was $_____. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $_____. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $________ for dividends and $____ for capital gain distributions.
During the period from January 6, 1987 (commencement of operations) to October 31, 1996, a hypothetical $10,000 investment in Class A of Balanced would have grown to $_______, including the effect of Class A's 5.25% sales charge.
BALANCED - CLASS A   INDICES


Period
Ended   Value of     Value of   Reinvested    Total       S&P        DJIA      Cost
Oct. 31 Initial      Reinvested Capital Gain  Value       500                  of
        $10,000      Dividend   Distributions                                  Living**

                     ions







1996

1995     $ 14,497    $ 7,103    $ 3,259       $ 24,859    $ 30,447    $ 31,938    $ 13,910

1994      13,900      6,024      3,125        23,049      24,080      25,598      13,529

1993      15,075      5,971      2,639        23,685      23,183      23,462      13,186

1992      13,653      4,617      1,524        19,794      20,169      19,977      12,833

1991      13,388      3,903      660          17,951      18,339      18,454      12,434

1990      9,863       2,316      486          12,666      13,736      14,187      12,081

1989      12,100      1,541      0            13,640      14,849      14,782      11,367

1988      10,489      770        0            11,259      11,747      11,572      10,878

1987*     8,944       161        0            9,105       10,232      10,358      10,434


* From January 6, 1987 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class A of Balanced on January 6, 1987, assuming the 5.25% maximum sales charge had been in effect, the net amount invested in Class A shares was $_____. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $_____. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $________ for dividends and $____ for capital gain distributions.
During the period from January 6, 1987 (commencement of operations) to October 31, 1996, a hypothetical $10,000 investment in Class T of Balanced would have grown to $_______, including the effect of Class T's 3.50% sales charge.
BALANCED - CLASS T   INDICES


Period Ended   Value of     Value of        Reinvested      Total       S&P         DJIA        Cost
Oct. 31        Initial      Reinvested      Capital Gain    Value       500                     of
               $10,000      Dividend        Distributions                                       Living**
               Investment   Distributions







1996

1995            $ 14,765     $ 7,234         $ 3,319         $ 25,318    $ 30,447    $ 31,938    $ 13,910

1994             14,157       6,136           3,182           23,475      24,080      25,598      13,529

1993             15,353       6,082           2,688           24,123      23,183      23,462      13,186

1992             13,906       4,701           1,552           20,159      20,169      19,977      12,833

1991             13,635       3,975           672             18,282      18,339      18,454      12,434

1990             10,046       2,359           495             12,900      13,736      14,187      12,081

1989             12,323       1,569           0               13,892      14,849      14,782      11,367

1988             10,683       784             0               11,467      11,747      11,572      10,878

1987*            9,110        163             0               9,273       10,232      10,358      10,434


* From January 6, 1987 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class T of Balanced on January 6, 1987, assuming the 3.50% maximum sales charge had been in effect, the net amount invested in Class T shares was $_____. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $_____. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $________ for dividends and $____ for capital gain distributions.
During the period from January 6, 1987 (commencement of operations) to October 31, 1996, a hypothetical $10,000 investment in Class B of Balanced would have grown to $_______, including the effect of Class B's maximum applicable CDSC.
BALANCED - CLASS B   INDICES


Period Ended   Value of     Value of        Reinvested      Total       S&P         DJIA        Cost
Oct. 31        Initial      Reinvested      Capital Gain    Value       500                     of
               $10,000      Dividend        Distributions                                       Living**
               Investment   Distributions







1996

1995            $ 14,765     $ 7,234         $ 3,319         $ 25,318    $ 30,447    $ 31,938    $ 13,910

1994             14,157       6,136           3,182           23,475      24,080      25,598      13,529

1993             15,353       6,082           2,688           24,123      23,183      23,462      13,186

1992             13,906       4,701           1,552           20,159      20,169      19,977      12,833

1991             13,635       3,975           672             18,282      18,339      18,454      12,434

1990             10,046       2,359           495             12,900      13,736      14,187      12,081

1989             12,323       1,569           0               13,892      14,849      14,782      11,367

1988             10,683       784             0               11,467      11,747      11,572      10,878

1987*            9,110        163             0               9,273       10,232      10,358      10,434


* From January 6, 1987 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class B of Balanced on January 6, 1987, assuming the 5.00% maximum CDSC had been in effect, the net amount invested in Class B shares was $_____. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $_____. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $________ for dividends and $____ for capital gain distributions.
During the period from January 6, 1987 (commencement of operations) to October 31, 1996, a hypothetical $10,000 investment in Institutional Class of Balanced would have grown to $_______.
BALANCED - INSTITUTIONAL CLASS   INDICES


Period Ended   Value of     Value of        Reinvested      Total       S&P         DJIA        Cost
Oct. 31        Initial      Reinvested      Capital Gain    Value       500                     of
               $10,000      Dividend        Distributions                                       Living**
               Investment   Distributions







1996

1995            $ 15,400     $ 7,597         $ 3,462         $ 26,459    $ 30,447    $ 31,938    $ 13,910

1994             14,670       6,358           3,298           24,326      24,080      25,598      13,529

1993             15,910       6,302           2,786           24,998      23,183      23,462      13,186

1992             14,410       4,873           1,608           20,891      20,169      19,977      12,833

1991             14,130       4,119           696             18,945      18,339      18,454      12,434

1990             10,410       2,444           513             13,367      13,736      14,187      12,081

1989             12,770       1,626           0               14,396      14,849      14,782      11,367

1988             11,070       813             0               11,883      11,747      11,572      10,878

1987*            9,440        170             0               9,610       10,232      10,358      10,434


* From January 6, 1987 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Institutional Class of Balanced on January 6, 1987, the net amount invested in Institutional Class shares was $_____. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $_____. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $________ for dividends and $____ for capital gain distributions.
During the period from March 10, 1994 (commencement of operations) to December 31, 1996, a hypothetical $10,000 investment in Class A of Emerging Markets Income would have grown to $_______, including the effect of Class A's 4.25% sales charge.
EMERGING MARKETS INCOME - CLASS A   INDICES


Period   Value of     Value of        Reinvested      Total   J.P. Morgan   J.P. Morgan   S&P         DJIA       Cost
Ended    Initial      Reinvested      Capital Gain    Value   Emerging      Emerging      500                    of
Dec. 31  $10,000      Dividend        Distributions           Market Bond   Market                               Living**
         Investment   Distributions                           Index         Bond Index
                                                                            Plus







1996     $            $               $             $         $             $             $           $           $

1995     $ 8,886      $ 1,381         $ 231         $ 10,497  $ 11,477    $ 11,359        $ 13,849    $ 13,909    $ 10,464

1994*     9,115        459            237           9,811     8,967       8,960           10,067      10,173      10,204


* From March 10, 1994 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class A of Emerging Markets Income on March 10, 1994, assuming the 4.25% maximum sales charge had been in effect, the net amount invested in Class A shares was $_____. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $_____. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $________ for dividends and $____ for capital gain distributions.
During the period from March 10, 1994 (commencement of operations) to December 31, 1996, a hypothetical $10,000 investment in Class T of Emerging Markets Income would have grown to $_______, including the effect of Class T's 3.50% sales charge.
EMERGING MARKETS INCOME - CLASS T   INDICES


Period    Value of     Value of        Reinvested      Total     J.P. Morgan   J.P. Morgan   S&P         DJIA        Cost
Ended     Initial      Reinvested      Capital Gain    Value     Emerging      Emerging      500                     of
Dec. 31   $10,000      Dividend        Distributions             Market Bond   Market                                Living**
          Investment   Distributions                             Index         Bond Index
                                                                               Plus







1996       $            $               $               $         $             $             $           $           $

1995       $ 8,955      $ 1,392         $ 232           $ 10,579  $ 11,437      $ 11,359      $ 13,849    $ 13,909    $ 10,464

1994*       9,187       463             238             9,888     8,967         8,960         10,067      10,173      10,204


* From March 10, 1994 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class T of Emerging Markets Income on March 10, 1994, assuming the 3.50% maximum sales charge had been in effect, the net amount invested in Class T shares was $_____. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $_____. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $________ for dividends and $____ for capital gain distributions.
During the period from March 10, 1994 (commencement of operations) to December 31, 1996, a hypothetical $10,000 investment in Class B of Emerging Markets Income would have grown to $_______, including the effect of Class B's maximum applicable CDSC.
EMERGING MARKETS INCOME - CLASS B   INDICES


Period    Value of     Value of        Reinvested      Total      J.P. Morgan  J.P. Morgan   S&P           DJIA       Cost
Ended     Initial      Reinvested      Capital Gain    Value      Emerging     Emerging      500                      of
Dec. 31   $10,000      Dividend        Distributions              Market Bond  Market                                 Living**
          Investment   Distributions                              Index        Bond Index
                                                                               Plus







1996       $            $               $               $         $             $             $           $           $

1995       $ 9,021      $ 1,306         $ 240           $ 10,567  $ 11,437    $ 11,359        $ 13,849    $ 13,909    $ 10,464

1994*       9,520       430             246             10,196    8,967       8,960           10,067      10,173      10,204


* From March 10, 1994 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class B of Emerging Markets Income on March 10, 1994, assuming the 5.00% maximum CDSC had been in effect, the net amount invested in Class B shares was $_____. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $_____. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $________ for dividends and $____ for capital gain distributions.
During the period from March 10, 1994 (commencement of operations) to December 31, 1996, a hypothetical $10,000 investment in Institutional Class of Emerging Markets Income would have grown to $_______.
EMERGING MARKETS INCOME - INSTITUTIONAL CLASS   INDICES


Period    Value of     Value of        Reinvested      Total   J.P. Morgan   J.P. Morgan   S&P       DJIA        Cost
Ended     Initial      Reinvested      Capital Gain    Value   Emerging      Emerging      500                   of
Dec. 31   $10,000      Dividend        Distributions           Market Bond   Market                              Living**
          Investment   Distributions                           Index         Bond Index
                                                                             Plus







1995     $ 9,280        $ 1,455        $ 241        $ 10,976  $ 11,437      $ 11,359    $ 13,849    $ 13,909    $ 10,464

1994*     9,520         480            247          10,247    8,967         8,960       10,067      10,173      10,204


* From March 10, 1994 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Institutional Class of Emerging Markets Income on March 10, 1994 the net amount invested in Institutional Class shares was $_____. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $_____. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $________ for dividends and $____ for capital gain distributions.
During the period from January 5, 1987 (commencement of operations) to October 31, 1996, a hypothetical $10,000 investment in Class A of High Yield would have grown to $_______, including the effect of Class A's 4.25% sales charge.
HIGH YIELD - CLASS A   INDICES


Period
Ended    Value of   Value of      Reinvested      Total      S&P          DJIA       Cost
Oct. 31  Initial    Reinvested    Capital Gain    Value      500                     of
         $10,000    Dividend      Distributions                                      Living**
         Investment Distributions






1996

1995     $ 11,404    $ 17,641    $ 1,046        $ 30,091    $ 31,158    $ 32,670    $ 13,910

1994      10,743      14,425      985            26,153      24,643      26,185      13,529

1993      11,500      13,490      490            25,480      23,725      23,999      13,186

1992      10,600      10,551      0              21,151      20,640      20,435      12,833

1991      9,690       7,653       0              17,343      18,768      18,877      12,434

1990      7,804       4,613       0              12,416      14,057      14,512      12,081

1989      8,589       3,399       0              11,988      15,196      15,121      11,367

1988      9,441       2,160       0              11,601      12,022      11,837      10,878

1987*     8,704       793         0              9,497       10,472      10,595      10,434


* From January 5, 1987 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class A of High Yield on January 5, 1987, assuming the 4.25% maximum sales charge had been in effect, the net amount invested in Class A shares was $_____. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $_____. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $________ for dividends and $____ for capital gain distributions.
During the period from January 5, 1987 (commencement of operations) to October 31, 1996, a hypothetical $10,000 investment in Class T of High Yield would have grown to $_______, including the effect of Class T's 3.50% sales charge.
HIGH YIELD - CLASS T   INDICES


Period Ended   Value of     Value of        Reinvested      Total       S&P         DJIA        Cost
Oct. 31        Initial      Reinvested      Capital Gain    Value       500                     of
               $10,000      Dividend        Distributions                                       Living**
               Investment   Distributions







1996

1995            $ 11,493     $ 17,779        $ 1,054         $ 30,326    $ 31,158    $ 32,670    $ 13,910

1994             10,827       14,538          993             26,358      24,643      26,185      13,529

1993             11,590       13,596          494             25,680      23,725      23,999      13,186

1992             10,683       10,634          0               21,317      20,640      20,435      12,833

1991             9,766        7,712           0               17,478      18,768      18,877      12,434

1990             7,865        4,649           0               12,514      14,057      14,512      12,081

1989             8,656        3,426           0               12,082      15,196      15,121      11,367

1988             9,515        2,177           0               11,692      12,022      11,837      10,878

1987*            8,772        800             0               9,572       10,472      10,595      10,434


* From January 5, 1987 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class T of High Yield on January 5, 1987, assuming the 3.50% maximum sales charge had been in effect, the net amount invested in Class T shares was $_____. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $_____. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $________ for dividends and $____ for capital gain distributions.
During the period from January 5, 1987 (commencement of operations) to October 31, 1996, a hypothetical $10,000 investment in Class B of High Yield would have grown to $_______, including the effect of Class B's maximum applicable CDSC.
HIGH YIELD - CLASS B   INDICES


Period Ended   Value of     Value of        Reinvested      Total       S&P         DJIA        Cost
Oct. 31        Initial      Reinvested      Capital Gain    Value       500                     of
               $10,000      Dividend        Distributions                                       Living**
               Investment   Distributions







1996

1995            $ 11,890     $ 18,039        $ 1,090         $ 31,019    $ 31,158    $ 32,670    $ 13,910

1994             11,210       14,942          1,028           27,180      24,643      26,185      13,529

1993             12,010       14,089          512             26,611      23,725      23,999      13,186

1992             11,070       11,020          0               22,090      20,640      20,435      12,833

1991             10,120       7,992           0               18,112      18,768      18,877      12,434

1990             8,150        4,818           0               12,968      14,057      14,512      12,081

1989             8,970        3,550           0               12,520      15,196      15,121      11,367

1988             9,860        2,256           0               12,116      12,022      11,837      10,878

1987*            9,090        829             0               9,919       10,472      10,595      10,434


* From January 5, 1987 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class B of High Yield on January 5, 1987, assuming the 5.00% maximum CDSC had been in effect, the net amount invested in Class B shares was $_____. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $_____. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $________ for dividends and $____ for capital gain distributions.
During the period from January 5, 1987 (commencement of operations) to October 31, 1996, a hypothetical $10,000 investment in Institutional Class of High Yield would have grown to $_______.
HIGH YIELD - INSTITUTIONAL CLASS   INDICES


Period Ended   Value of     Value of        Reinvested      Total       S&P         DJIA        Cost
Oct. 31        Initial      Reinvested      Capital Gain    Value       500                     of
               $10,000      Dividend        Distributions                                       Living**
               Investment   Distributions







1996

1995            $ 11,760     $ 18,438        $ 1,078         $ 31,276    $ 31,158    $ 32,670    $ 13,910

1994             11,220       15,065          1,029           27,314      24,643      26,185      13,529

1993             12,010       14,089          512             26,611      23,725      23,999      13,186

1992             11,070       11,020          0               22,090      20,640      20,435      12,833

1991             10,120       7,992           0               18,112      18,768      18,877      12,434

1990             8,150        4,818           0               12,968      14,057      14,512      12,081

1989             8,970        3,550           0               12,520      15,196      15,121      11,367

1988             9,860        2,256           0               12,116      12,022      11,837      10,878

1987*            9,090        829             0               9,919       10,472      10,595      10,434


* From January 5, 1987 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Institutional Class of High Yield on January 5, 1987, the net amount invested in Institutional Class shares was $_____. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $_____. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $________ for dividends and $____ for capital gain distributions.
During the period from October 31, 1994 (commencement of operations) to December 31, 1996, a hypothetical $10,000 investment in Class A of Strategic Income would have grown to $_______, including the effect of Class A's 4.25% sales charge.
STRATEGIC INCOME - CLASS A   INDICES


Period Ended   Value of     Value of        Reinvested      Total      S&P          DJIA        Cost
Dec. 31        Initial      Reinvested      Capital Gain    Value      500                      of
               $10,000      Dividend        Distributions                                       Living**
               Investment   Distributions







1996

1995           $ 10,533    $ 934             $ 238         $ 11,704    $ 13,414    $ 13,400    $ 10,268

1994*          9,498       93                0             9,592       9,750       9,801       10,013


* From October 31, 1994 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class A of Strategic Income on October 31, 1994, assuming the 4.25% maximum sales charge had been in effect, the net amount invested in Class A shares was $_____. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $_____. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $________ for dividends and $____ for capital gain distributions.
During the period from October 31, 1994 (commencement of operations) to December 31, 1996, a hypothetical $10,000 investment in Class T of Strategic Income would have grown to $_______, including the effect of Class T's 3.50% sales charge.
STRATEGIC INCOME - CLASS T   INDICES


Period Ended   Value of     Value of        Reinvested      Total       S&P         DJIA        Cost
Dec. 31        Initial      Reinvested      Capital Gain    Value       500                     of
               $10,000      Dividend        Distributions                                       Living**
               Investment   Distributions







1996

1995            $ 10,615     $ 941           $ 240           $ 11,796    $ 13,414    $ 13,400    $ 10,268

1994*            9,573        94              0               9,667       9,750       9,801       10,013


* From October 31, 1994 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class T of Strategic Income on October 31, 1994, assuming the 3.50% maximum sales charge had been in effect, the net amount invested in Class T shares was $_____. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $_____. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $________ for dividends and $____ for capital gain distributions.
During the period from October 31, 1994 (commencement of operations) to December 31, 1996, a hypothetical $10,000 investment in Class B of Strategic Income would have grown to $_______, including the effect of Class B's maximum applicable CDSC.
STRATEGIC INCOME - CLASS B   INDICES


Period Ended   Value of     Value of        Reinvested      Total       S&P         DJIA        Cost
Dec. 31        Initial      Reinvested      Capital Gain    Value       500                     of
               $10,000      Dividend        Distributions                                       Living**
               Investment   Distributions







1996

1995            $ 10,710     $ 871           $ 247           $ 11,828    $ 13,414    $ 13,400    $ 10,268

1994*            9,910        84              0               9,994       9,750       9,801       10,013


* From October 31, 1994 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class B of Strategic Income on October 31, 1994, assuming the 5.00% maximum sales charge had been in effect, the net amount invested in Class B shares was $_____. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $_____. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $________ for dividends and $____ for capital gain distributions.
During the period from October 31, 1994 (commencement of operations) to December 31, 1996, a hypothetical $10,000 investment in Institutional Class of Strategic Income would have grown to $_______.
STRATEGIC INCOME - INSTITUTIONAL CLASS   INDICES


Period Ended   Value of     Value of        Reinvested      Total       S&P         DJIA        Cost
Dec. 31        Initial      Reinvested      Capital Gain    Value       500                     of
               $10,000      Dividend        Distributions                                       Living**
               Investment   Distributions







1996

1995            $ 11,030     $ 983           $ 249           $ 12,262    $ 13,414    $ 13,400    $ 10,268

1994*            9,920        97              0               10,017      9,750       9,801       10,013


* From October 31, 1994 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Institutional Class of Strategic Income on October 31, 1994, the net amount invested in Institutional Class shares was $_____. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $_____. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $________ for dividends and $____ for capital gain distributions.
During the 10-year period ended December 31, 1996, a hypothetical $10,000 investment in Class A of Mortgage Securities would have grown to $_______, including the effect of Class A's 4.25% sales charge.
MORTGAGE SECURITIES - CLASS A   INDICES


Period Ended   Value of     Value of        Reinvested      Total   S&P   DJIA   Cost
July 31        Initial      Reinvested      Capital Gain    Value   500          of
               $10,000      Dividend        Distributions                        Living**
               Investment   Distributions







1996

1995            $            $               $               $       $     $      $

1994

1993

1992

1991

1990

1989

1988

1987


** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class A of Mortgage Securities on January 1, 1987, assuming the 4.25% maximum sales charge had been in effect, the net amount invested in Class A shares was $_____. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $_____. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $________ for dividends and $____ for capital gain distributions.
During the 10-year period ended December 31, 1996, a hypothetical $10,000 investment in Class T of Mortgage Securities would have grown to $_______, including the effect of Class T's 3.50% sales charge.
MORTGAGE SECURITIES - CLASS T   INDICES


Period Ended   Value of     Value of        Reinvested      Total   S&P   DJIA   Cost
July 31        Initial      Reinvested      Capital Gain    Value   500          of
               $10,000      Dividend        Distributions                        Living**
               Investment   Distributions







1996

1995            $            $               $               $       $     $      $

1994

1993

1992

1991

1990

1989

1988

1987


** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class T of Mortgage Securities on January 1, 1987, assuming the 3.50% maximum sales charge had been in effect, the net amount invested in Class T shares was $_____. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $_____. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $________ for dividends and $____ for capital gain distributions.
During the 10-year period ended December 31, 1996, a hypothetical $10,000 investment in Class B of Mortgage Securities would have grown to $_______, including the effect of Class B's maximum applicable CDSC.
MORTGAGE SECURITIES - CLASS B   INDICES


Period Ended   Value of     Value of        Reinvested      Total   S&P   DJIA   Cost
July 31        Initial      Reinvested      Capital Gain    Value   500          of
               $10,000      Dividend        Distributions                        Living**
               Investment   Distributions







1996

1995            $            $               $               $       $     $      $

1994

1993

1992

1991

1990

1989

1988

1987


** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class B of Mortgage Securities on January 1, 1987, assuming the 5.00% maximum CDSC had been in effect, the net amount invested in Class B shares was $_____. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $_____. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $________ for dividends and $____ for capital gain distributions.
During the 10-year period ended December 31, 1996, a hypothetical $10,000 investment in Institutional Class of Mortgage Securities would have grown to $_______.
MORTGAGE SECURITIES - INSTITUTIONAL CLASS   INDICES


Period Ended   Value of     Value of        Reinvested      Total   S&P   DJIA   Cost
July 31        Initial      Reinvested      Capital Gain    Value   500          of
               $10,000      Dividend        Distributions                        Living**
               Investment   Distributions







1996

1995            $            $               $               $       $     $      $

1994

1993

1992

1991

1990

1989

1988

1987


** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Institutional Class of Mortgage Securities on January 1, 1987, the net amount invested in Institutional Class shares was $_____. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $_____. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $________ for dividends and $____ for capital gain distributions.
During the 10-year period ended December 31, 1996, a hypothetical $10,000 investment in Initial Class of Mortgage Securities would have grown to $_______.
MORTGAGE SECURITIES - INITIAL CLASS   INDICES


Period Ended   Value of     Value of        Reinvested      Total   S&P   DJIA   Cost
July 31        Initial      Reinvested      Capital Gain    Value   500          of
               $10,000      Dividend        Distributions                        Living**
               Investment   Distributions







1996

1995            $            $               $               $       $     $      $

1994

1993

1992

1991

1990

1989

1988

1987


** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Initial Class of Mortgage Securities on January 1, 1987, the net amount invested in Class A shares was $_____. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $_____. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $________ for dividends and $____ for capital gain distributions.
During the period January 7, 1987 (commencement of operations) to October 31, 1996, a hypothetical $10,000 investment in Class A of Government Investment would have grown to $_______, including the effect of Class A's 4.25% sales charge.
GOVERNMENT INVESTMENT - CLASS A   INDICES


Period Ended   Value of     Value of        Reinvested      Total        S&P          DJIA        Cost
Oct. 31        Initial      Reinvested      Capital Gain    Value        500                      of
               $10,000      Dividend        Distributions                                         Living**
               Investment   Distributions







1996

1995           $ 9,259       $ 8,111        $ 546            $ 17,916    $ 30,373    $ 31,879    $ 13,910

1994            8,579         6,506          506             15,591      24,022      25,550      13,529

1993            9,709         6,429          320             16,458      23,127      23,418      13,186

1992            9,316         5,309          0               14,625      20,120      19,940      12,833

1991            9,182         4,299          0               13,481      18,295      18,419      12,434

1990            8,761         3,206          0               11,968      13,703      14,160      12,081

1989            8,914         2,325          0               11,240      14,813      14,755      11,367

1988            8,866         1,410          0               10,277      11,719      11,551      10,878

1987*           8,809         590            0               9,399       10,208      10,339      10,434


* From January 7, 1987 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class A of Government Investment on January 7, 1987, assuming the 4.25% maximum sales charge had been in effect, the net amount invested in Class A shares was $_____. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $_____. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $________ for dividends and $____ for capital gain distributions.
During the period January 7, 1987 (commencement of operations) to October 31, 1996, a hypothetical $10,000 investment in Class T of Government Investment would have grown to $_______, including the effect of Class T's 3.50% sales charge.
GOVERNMENT INVESTMENT - CLASS T   INDICES


Period Ended   Value of     Value of        Reinvested      Total       S&P         DJIA        Cost
Oct. 31        Initial      Reinvested      Capital Gain    Value       500                     of
               $10,000      Dividend        Distributions                                       Living**
               Investment   Distributions







1996

1995            $ 9,332      $ 8,174         $ 550           $ 18,056    $ 30,373    $ 31,879    $ 13,910

1994             8,646        6,557           510             15,713      24,022      25,550      13,529

1993             9,785        6,479           322             16,587      23,127      23,418      13,186

1992             9,389        5,351           0               14,740      20,120      19,940      12,833

1991             9,254        4,333           0               13,587      18,295      18,419      12,434

1990             8,830        3,231           0               12,061      13,703      14,160      12,081

1989             8,984        2,344           0               11,328      14,813      14,755      11,367

1988             8,936        1,421           0               10,357      11,719      11,551      10,878

1987*            8,878        595             0               9,473       10,208      10,339      10,434


* From January 7, 1987 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class T of Government Investment on January 7, 1987, assuming the 3.50% maximum sales charge had been in effect, the net amount invested in Class T shares was $_____. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $_____. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $________ for dividends and $____ for capital gain distributions.
During the period January 7, 1987 (commencement of operations) to October 31, 1996, a hypothetical $10,000 investment in Class B of Government Investment would have grown to $_______, including the effect of Class B's maximum applicable CDSC.
GOVERNMENT INVESTMENT - CLASS B   INDICES


Period Ended   Value of     Value of        Reinvested      Total       S&P         DJIA        Cost
Oct. 31        Initial      Reinvested      Capital Gain    Value       500                     of
               $10,000      Dividend        Distributions                                       Living**
               Investment   Distributions







1996

1995            $ 9,670      $ 8,275         $ 570           $ 18,515    $ 30,373    $ 31,879    $ 13,910

1994             8,950        6,737           528             16,215      24,022      25,550      13,529

1993             10,140       6,715           334             17,189      23,127      23,418      13,186

1992             9,730        5,545           0               15,275      20,120      19,940      12,833

1991             9,590        4,490           0               14,080      18,295      18,419      12,434

1990             9,150        3,349           0               12,499      13,703      14,160      12,081

1989             9,310        2,429           0               11,739      14,813      14,755      11,367

1988             9,260        1,473           0               10,733      11,719      11,551      10,878

1987*            9,200        616             0               9,816       10,208      10,339      10,434


* From January 7, 1987 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class B of Government Investment on January 7, 1987, assuming the 5.00% maximum CDSC had been in effect, the net amount invested in Class B shares was $_____. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $_____. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $________ for dividends and $____ for capital gain distributions.
During the period January 7, 1987 (commencement of operations) to October 31, 1996, a hypothetical $10,000 investment in Institutional Class of Government Investment would have grown to $_______.
GOVERNMENT INVESTMENT - INSTITUTIONAL CLASS   INDICES


Period Ended   Value of     Value of        Reinvested      Total       S&P         DJIA        Cost
Oct. 31        Initial      Reinvested      Capital Gain    Value       500                     of
               $10,000      Dividend        Distributions                                       Living**
               Investment   Distributions







1996

1995            $ 9,670      $ 8,490         $ 570           $ 18,730    $ 30,373    $ 31,879    $ 13,910

1994             8,960        6,795           528             16,283      24,022      25,550      13,529

1993             10,140       6,715           334             17,189      23,127      23,418      13,186

1992             9,730        5,545           0               15,275      20,120      19,940      12,833

1991             9,590        4,490           0               14,080      18,295      18,419      12,434

1990             9,150        3,349           0               12,499      13,703      14,160      12,081

1989             9,310        2,429           0               11,739      14,813      14,755      11,367

1988             9,260        1,473           0               10,733      11,719      11,551      10,878

1987*            9,200        616             0               9,816       10,208      10,339      10,434


* From January 7, 1987 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Institutional Class of Government Investment on January 7, 1987, the net amount invested in Institutional Class shares was $_____. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $_____. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $________ for dividends and $____ for capital gain distributions.
During the 10-year period ended November 30, 1996, a hypothetical $10,000 investment in Class A of Intermediate Bond would have grown to $_______, including the effect of Class A's 3.25% sales charge.
INTERMEDIATE BOND - CLASS A   INDICES


Period Ended   Value of     Value of        Reinvested      Total      S&P          DJIA   Cost
Nov. 30        Initial      Reinvested      Capital Gain    Value      500                 of
               $10,000      Dividend        Distributions                                  Living*
               Investment   Distributions







1996

1995            $ 9,868     $ 12,502           $ 236      $ 22,606    $ 41,199    $ 47,557    $ 14,092

1994            9,409      10,654              225        20,288      30,077      34,192      13,752

1993            10,216     10,334              244        20,795      29,766      32,779      13,376

1992            9,758      8,493               234        18,485      27,035      28,578      13,028

1991            9,675      7,045               232        16,951      22,814      24,302      12,642

1990            9,299      5,434               223        14,955      18,956      20,777      12,275

1989            9,547      4,273               228        14,048      19,640      21,131      11,550

1988            9,336      2,980               223        12,539      15,010      15,910      11,037

1987            9,400      1,899               225        11,524      12,171      13,310      10,587


* From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class A of Intermediate Bond on January 7, 1987, assuming the 3.25% maximum sales charge had been in effect, the net amount invested in Class A shares was $_____. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $_____. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $________ for dividends and $____ for capital gain distributions.
During the 10-year period ended November 30, 1996, a hypothetical $10,000 investment in Class T of Intermediate Bond would have grown to $_______, including the effect of Class T's 2.75% sales charge.
INTERMEDIATE BOND - CLASS T   INDICES


Period Ended   Value of     Value of        Reinvested      Total     S&P           DJIA       Cost
Nov. 30        Initial      Reinvested      Capital Gain    Value     500                      of
               $10,000      Dividend        Distributions                                      Living*
               Investment   Distributions







1996

1995               $ 9,919    $ 12,567     237              22,723    $ 41,199    $ 47,557    $ 14,092

1994               9,458      10,709      226               20,393     30,077      34,192      13,752

1993               10,269     10,387      246               20,902     29,766      32,779      13,376

1992               9,808      8,537       235               18,580     27,035      28,578      13,028

1991               9,725      7,081       233               17,039     22,814      24,302      12,642

1990               9,347      5,461       224               15,032     18,956      20,777      12,275

1989               9,596      4,294       230               14,120     19,640      21,131      11,550

1988               9,384      2,995       225               12,604     15,010      15,910      11,037

1987               9,448      1,910       226               11,584     12,171      13,310      10,587


* From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class T of Intermediate Bond on January 7, 1987, assuming the 2.75% maximum sales charge had been in effect, the net amount invested in Class T shares was $_____. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $_____. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $________ for dividends and $____ for capital gain distributions.
During the 10-year period ended November 30, 1996, a hypothetical $10,000 investment in Class B of Intermediate Bond would have grown to $_______, including the effect of Class B's maximum applicable CDSC.
INTERMEDIATE BOND - CLASS B   INDICES


Period Ended   Value of     Value of        Reinvested      Total       S&P         DJIA        Cost
Nov. 30        Initial      Reinvested      Capital Gain    Value       500                     of
               $10,000      Dividend        Distributions                                       Living*
               Investment   Distributions







1996

1995            $ 10,190     $ 12,650        $ 244           $ 23,084     $41,199    $ 47,557    $ 14,092

1994             9,716        10,919          233             20,868      30,077      34,192      13,752

1993             10,559       10,681          253             21,493      29,766      32,779      13,376

1992             10,085       8,779           241             19,105      27,035      28,578      13,028

1991             10,000       7,282           239             17,521      22,814      24,302      12,642

1990             9,611        5,616           230             15,547      18,956      20,777      12,275

1989             9,867        4,417           236             14,520      19,640      21,131      11,550

1988             9,649        3,081           231             12,961      15,010      15,910      11,037

1987             9,716        1,962           233             11,911      12,171      13,310      10,587


* From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class B of Intermediate Bond on January 7, 1987, assuming the 3.00% maximum CDSC had been in effect, the net amount invested in Class B shares was $_____. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $_____. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $________ for dividends and $____ for capital gain distributions.
During the 10-year period ended November 30, 1996, a hypothetical $10,000 investment in Institutional Class of Intermediate Bond would have grown to $_______.
INTERMEDIATE BOND - INSTITUTIONAL CLASS   INDICES


Period Ended   Value of     Value of        Reinvested      Total       S&P         DJIA        Cost
Nov. 30        Initial      Reinvested      Capital Gain    Value       500                     of
               $10,000      Dividend        Distributions                                       Living*
               Investment   Distributions







1996

1995            $ 10,209     $ 13,235        $ 244           $ 23,688    $ 41,199    $ 47,577    $ 14,092

1994             9,735        11,233          233             21,201      30,077      34,192      13,752

1993             10,578       10,824          253             21,655      29,766      32,779      13,376

1992             10,085       8,809           241             19,135      27,035      28,578      13,028

1991             10,000       7,282           239             17,521      22,814      24,302      12,642

1990             9,611        5,616           230             15,457      18,956      20,777      12,275

1989             9,867        4,417           236             14,520      19,640      21,131      11,550

1988             9,649        3,081           231             12,961      15,010      15,910      11,037

1987             9,716        1,962           233             11,911      12,171      13,310      10,587


* From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Institutional Class of Intermediate Bond on January 7, 1987, the net amount invested in Institutional Class shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $_____. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $________ for dividends and $____ for capital gain distributions.
During the period September 16, 1987 (commencement of operations) to October 31, 1996, a hypothetical $10,000 investment in Class A of Short Fixed-Income would have grown to $_______, including the effect of Class A's 1.50% sales charge.
SHORT FIXED-INCOME - CLASS A   INDICES


Period Ended   Value of     Value of        Reinvested      Total      S&P           DJIA     Cost
Oct. 31        Initial      Reinvested      Capital Gain    Value      500                    of
               $10,000      Dividend        Distributions                                     Living*
               Investment   Distributions







1996

1995               $ 9,328    $ 8,221          $ 0        $ 17,549    $ 23,674    $ 24,051    $ 13,365

1994                9,338      7,210             0         16,548      18,273      19,276      13,000

1993                9,939      6,646             0         16,585      18,026      17,668      12,670

1992                9,801      5,397             0         15,198      15,682      15,043      12,330

1991                9,722      4,165             0         13,887      14,260      13,896      11,948

1990                9,476      2,902             0         12,378      10,681      10,683      11,609

1989                9,801      1,921             0         11,722      11,545      11,132      10,922

1988                9,791      974               0         10,765      9,134       8,714       10,452

1987*               9,909      100               0         10,009      7,956       7,800       10,026


*  From September 16, 1987 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class A of Short Fixed-Income on September 16, 1987, assuming the 1.50% maximum sales charge had been in effect, the net amount invested in Class A shares was $_____. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $_____. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $________ for dividends and $____ for capital gain distributions.
During the period September 16, 1987 (commencement of operations) to October 31, 1996, a hypothetical $10,000 investment in Class T of Short Fixed-Income would have grown to $_______, including the effect of Class T's 1.50% sales charge.
SHORT FIXED-INCOME - CLASS T   INDICES


Period Ended   Value of     Value of        Reinvested      Total   S&P   DJIA   Cost
Oct. 31        Initial      Reinvested      Capital Gain    Value   500          of
               $10,000      Dividend        Distributions                        Living*
               Investment   Distributions







1996

1995     $ 9,328    $ 8,221    $ 0    $ 17,549    $ 23,674    $ 24,051    $ 13,365

1994      9,338      7,210      0      16,548      18,273      19,276      13,000

1993      9,939      6,646      0      16,585      18,026      17,668      12,670

1992      9,801      5,397      0      15,198      15,682      15,043      12,330

1991      9,722      4,165      0      13,887      14,260      13,896      11,948

1990      9,476      2,902      0      12,378      10,681      10,683      11,609

1989      9,801      1,921      0      11,722      11,545      11,132      10,922

1988      9,791      974        0      10,765      9,134       8,714       10,452

1987*     9,909      100        0      10,009      7,956       7,800       10,026


*  From September 16, 1987 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class T of Short Fixed-Income on September 16, 1987, assuming the 1.50% maximum sales charge had been in effect, the net amount invested in Class T shares was $_____. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $_____. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $________ for dividends and $____ for capital gain distributions.
During the period September 16, 1987 (commencement of operations) to October 31, 1996, a hypothetical $10,000 investment in Institutional Class of Short Fixed-Income would have grown to $_______.
SHORT FIXED-INCOME - INSTITUTIONAL CLASS   INDICES


Period Ended   Value of     Value of        Reinvested      Total   S&P   DJIA   Cost
Oct. 31        Initial      Reinvested      Capital Gain    Value   500          of
               $10,000      Dividend        Distributions                        Living*
               Investment   Distributions





1996

1995     $ 9,470    $ 8,355    $ 0    $ 17,825    $ 23,674    $ 24,051    $ 13,365

1994      9,480      7,320      0      16,800      18,723      19,276      13,000

1993      10,090     6,748      0      16,838      18,026      17,668      12,670

1992      9,950      5,479      0      15,429      15,682      15,043      12,330

1991      9,870      4,228      0      14,098      14,260      13,896      11,948

1990      9,620      2,946      0      12,566      10,681      10,683      11,609

1989      9,950      1,951      0      11,901      11,545      11,132      10,922

1988      9,940      989        0      10,929      9,134       8,714       10,452

1987*     10,060     101        0      10,161      7,956       7,800       10,026


* From September 16, 1987 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Institutional Class of Short Fixed-Income on September 16, 1987, the net amount invested Institutional Class shares was $_____. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $_____. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $________ for dividends and $____ for capital gain distributions.
During the period September 16, 1987 (commencement of operations) to October 31, 1996, a hypothetical $10,000 investment in Class A of High Income Municipal would have grown to $_______, including the effect of Class A's 3.50% sales charge.
HIGH INCOME MUNICIPAL - CLASS A   INDICES


Period Ended   Value of     Value of        Reinvested      Total   S&P   DJIA   Cost
Oct. 31        Initial      Reinvested      Capital Gain    Value   500          of
               $10,000      Dividend        Distributions                        Living**
               Investment   Distributions







1996

1995     $ 11,375    $ 8,443    $ 504    $ 20,321    $ 23,674    $ 24,051    $ 13,365

1994      10,743      6,844      476      18,063      18,723      19,276      13,000

1993      12,179      6,611      431      19,222      18,026      17,668      12,670

1992      11,155      5,071      353      16,578      15,682      15,043      12,330

1991      10,925      3,923      332      15,180      14,260      13,896      11,948

1990      10,408      2,736      169      13,313      10,681      10,683      11,609

1989      10,360      1,768      54       12,183      11,545      11,132      10,922

1988      10,015      857        0        10,872      9,134       8,714       10,452

1987*     9,431       88         0        9,519       7,956       7,800       10,026


* From September 16, 1987 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class A of High Income Municipal on September 16, 1987, assuming the 4.25% maximum sales charge had been in effect, the net amount invested in Class A shares was $_____. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $_____. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $________ for dividends and $____ for capital gain distributions.
During the period September 16, 1987 (commencement of operations) to October 31, 1996, a hypothetical $10,000 investment in Class T of High Income Municipal would have grown to $_______, including the effect of Class T's 3.50% sales charge.
HIGH INCOME MUNICIPAL - CLASS T   INDICES


Period Ended   Value of     Value of        Reinvested      Total   S&P   DJIA   Cost
Oct. 31        Initial      Reinvested      Capital Gain    Value   500          of
               $10,000      Dividend        Distributions                        Living**
               Investment   Distributions







1996

1995     $ 11,464    $ 8,509    $ 508    $ 20,481    $ 23,674    $ 24,051    $ 13,365

1994      10,827      6,899      479      18,205      18,723      19,276      13,000

1993      12,275      6,663      435      19,373      18,026      17,668      12,670

1992      11,242      5,111      355      16,708      15,682      15,043      12,330

1991      11,011      3,954      334      15,299      14,260      13,896      11,948

1990      10,490      2,757      170      13,417      10,681      10,683      11,609

1989      10,441      1,782      55       12,278      11,545      11,132      10,922

1988      10,094      864        0        10,958      9,134       8,714       10,452

1987*     9,505       89         0        9,594       7,956       7,800       10,026


* From September 16, 1987 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class T of High Income Municipal on September 16, 1987, assuming the 3.50% maximum sales charge had been in effect, the net amount invested in Class T shares was $_____. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $_____. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $________ for dividends and $____ for capital gain distributions.
During the period September 16, 1987 (commencement of operations) to October 31, 1996, a hypothetical $10,000 investment in Class B of High Income Municipal would have grown to $_______, including the effect of Class B's maximum applicable CDSC.
HIGH INCOME MUNICIPAL - CLASS B   INDICES


Period Ended   Value of     Value of        Reinvested      Total   S&P   DJIA   Cost
Oct. 31        Initial      Reinvested      Capital Gain    Value   500          of
               $10,000      Dividend        Distributions                        Living*
               Investment   Distributions







1996

1995     $ 11,860    $ 8,563    $ 525    $ 20,948    $ 23,674    $ 24,051    $ 13,365

1994      11,210      7,069      496      18,775      18,723      19,276      13,000

1993      12,720      6,905      450      20,075      18,026      17,668      12,670

1992      11,650      5,296      368      17,314      15,682      15,043      12,330

1991      11,410      4,097      347      15,854      14,260      13,896      11,948

1990      10,870      2,858      176      13,904      10,681      10,683      11,609

1989      10,820      1,846      57       12,723      11,545      11,132      10,922

1988      10,460      895        0        11,355      9,134       8,714       10,452

1987*     9,850       92         0        9,942       7,956       7,800       10,026


* From September 16, 1987 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class B of High Income Municipal on September 16, 1987, assuming the 5.00% maximum sales charge had been in effect, the net amount invested in Class B shares was $_____. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $_____. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $________ for dividends and $____ for capital gain distributions.
During the period September 16, 1987 (commencement of operations) to October 31, 1996, a hypothetical $10,000 investment in Institutional Class of High Income Municipal would have grown to $_______.
HIGH INCOME MUNICIPAL - INSTITUTIONAL CLASS   INDICES


Period Ended   Value of     Value of        Reinvested      Total   S&P   DJIA   Cost
Oct. 31        Initial      Reinvested      Capital Gain    Value   500          of
               $10,000      Dividend        Distributions                        Living*
               Investment   Distributions






1996

1995     $ 11,880    $ 8,834    $ 526    $ 21,240    $ 23,674    $ 24,051    $ 13,365

1994      11,220      7,148      497      18,865      18,723      19,276      13,000

1993      12,720      6,905      450      20,075      18,026      17,668      12,670

1992      11,650      5,296      368      17,314      15,682      15,043      12,330

1991      11,410      4,097      347      15,854      14,260      13,896      11,948

1990      10,870      2,858      176      13,904      10,681      10,683      11,609

1989      10,820      1,846      57       12,723      11,545      11,132      10,922

1988      10,460      895        0        11,355      9,134       8,714       10,452

1987*     9,850       92         0        9,942       7,956       7,800       10,026


* From September 16, 1987 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Institutional Class of High Income Municipal on September 16, 1987, the net amount invested in Institutional Class shares was $_____. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $_____. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $________ for dividends and $____ for capital gain distributions.
During the 10-year period ended December 31, 1996 a hypothetical $10,000 investment in Class A of Municipal Bond would have grown to $_______, including the effect of Class A's 4.25% sales charge.
MUNICIPAL BOND - CLASS A   INDICES


Period Ended   Value of     Value of        Reinvested      Total   S&P   DJIA   Cost
Oct. 31        Initial      Reinvested      Capital Gain    Value   500          of
               $10,000      Dividend        Distributions                        Living*
               Investment   Distributions







1996

1995    $ 11,880    $ 8,834    $ 526    $ 21,240    $ 23,674    $ 24,051    $ 13,365

1994     11,220      7,148      497      18,865      18,723      19,276      13,000

1993     12,720      6,905      450      20,075      18,026      17,668      12,670

1992     11,650      5,296      368      17,314      15,682      15,043      12,330

1991     11,410      4,097      347      15,854      14,260      13,896      11,948

1990     10,870      2,858      176      13,904      10,681      10,683      11,609

1989     10,820      1,846      57       12,723      11,545      11,132      10,922

1988     10,460      895        0        11,355      9,134       8,714       10,452

1987     9,850       92         0        9,942       7,956       7,800       10,026


* From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class A of Municipal Bond on January 1, 1987, assuming the 4.25% maximum sales charge had been in effect, the net amount invested in Class A shares was $_____. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $_____. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $________ for dividends and $____ for capital gain distributions.
During the 10-year period ended December 31, 1996 a hypothetical $10,000 investment in Class T of Municipal Bond would have grown to $_______, including the effect of Class T's 3.50% sales charge.
MUNICIPAL BOND - CLASS T   INDICES


Period Ended   Value of     Value of        Reinvested      Total   S&P   DJIA   Cost
Oct. 31        Initial      Reinvested      Capital Gain    Value   500          of
               $10,000      Dividend        Distributions                        Living*
               Investment   Distributions






1996

1995    $ 11,880    $ 8,834    $ 526    $ 21,240    $ 23,674    $ 24,051    $ 13,365

1994     11,220      7,148      497      18,865      18,723      19,276      13,000

1993     12,720      6,905      450      20,075      18,026      17,668      12,670

1992     11,650      5,296      368      17,314      15,682      15,043      12,330

1991     11,410      4,097      347      15,854      14,260      13,896      11,948

1990     10,870      2,858      176      13,904      10,681      10,683      11,609

1989     10,820      1,846      57       12,723      11,545      11,132      10,922

1988     10,460      895        0        11,355      9,134       8,714       10,452

1987     9,850       92         0        9,942       7,956       7,800       10,026


* From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class T of Municipal Bond on January 1, 1987, assuming the 3.50% maximum sales charge had been in effect, the net amount invested in Class T shares was $_____. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $_____. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $________ for dividends and $____ for capital gain distributions.
During the 10-year period ended December 31, 1996 a hypothetical $10,000 investment in Class B of Municipal Bond would have grown to $_______, including the effect of Class B's maximum applicable CDSC.
MUNICIPAL BOND - CLASS B   INDICES


Period Ended   Value of     Value of        Reinvested      Total   S&P   DJIA   Cost
Oct. 31        Initial      Reinvested      Capital Gain    Value   500          of
               $10,000      Dividend        Distributions                        Living*
               Investment   Distributions






1996

1995    $ 11,880    $ 8,834    $ 526    $ 21,240    $ 23,674    $ 24,051    $ 13,365

1994     11,220      7,148      497      18,865      18,723      19,276      13,000

1993     12,720      6,905      450      20,075      18,026      17,668      12,670

1992     11,650      5,296      368      17,314      15,682      15,043      12,330

1991     11,410      4,097      347      15,854      14,260      13,896      11,948

1990     10,870      2,858      176      13,904      10,681      10,683      11,609

1989     10,820      1,846      57       12,723      11,545      11,132      10,922

1988     10,460      895        0        11,355      9,134       8,714       10,452

1987     9,850       92         0        9,942       7,956       7,800       10,026


* From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class B of Municipal Bond on January 1, 1987, assuming the 5.00% maximum CDSC had been in effect, the net amount invested in Class B shares was $_____. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $_____. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $________ for dividends and $____ for capital gain distributions.
During the 10-year period ended December 31, 1996 a hypothetical $10,000 investment in Institutional Class of Municipal Bond would have grown to $_______.
MUNICIPAL BOND - INSTITUTIONAL CLASS   INDICES


Period Ended   Value of     Value of        Reinvested      Total   S&P   DJIA   Cost
Oct. 31        Initial      Reinvested      Capital Gain    Value   500          of
               $10,000      Dividend        Distributions                        Living*
               Investment   Distributions






1996

1995    $ 11,880    $ 8,834    $ 526    $ 21,240    $ 23,674    $ 24,051    $ 13,365

1994     11,220      7,148      497      18,865      18,723      19,276      13,000

1993     12,720      6,905      450      20,075      18,026      17,668      12,670

1992     11,650      5,296      368      17,314      15,682      15,043      12,330

1991     11,410      4,097      347      15,854      14,260      13,896      11,948

1990     10,870      2,858      176      13,904      10,681      10,683      11,609

1989     10,820      1,846      57       12,723      11,545      11,132      10,922

1988     10,460      895        0        11,355      9,134       8,714       10,452

1987     9,850       92         0        9,942       7,956       7,800       10,026


* From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Institutional Class of Municipal Bond on January 1, 1987, the net amount invested in Institutional Class shares was $_____. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $_____. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $________ for dividends and $____ for capital gain distributions.
During the 10-year period ended December 31, 1996 a hypothetical $10,000 investment in Initial Class of Municipal Bond would have grown to $_______.
MUNICIPAL BOND - INITIAL CLASS   INDICES


Period Ended   Value of     Value of        Reinvested      Total   S&P   DJIA   Cost
Oct. 31        Initial      Reinvested      Capital Gain    Value   500          of
               $10,000      Dividend        Distributions                        Living*
               Investment   Distributions






1996

1995    $ 11,880    $ 8,834    $ 526    $ 21,240    $ 23,674    $ 24,051    $ 13,365

1994     11,220      7,148      497      18,865      18,723      19,276      13,000

1993     12,720      6,905      450      20,075      18,026      17,668      12,670

1992     11,650      5,296      368      17,314      15,682      15,043      12,330

1991     11,410      4,097      347      15,854      14,260      13,896      11,948

1990     10,870      2,858      176      13,904      10,681      10,683      11,609

1989     10,820      1,846      57       12,723      11,545      11,132      10,922

1988     10,460      895        0        11,355      9,134       8,714       10,452

1987     9,850       92         0        9,942       7,956       7,800       10,026


* From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Initial Class of Municipal Bond on January 1, 1987, the net amount invested in Initial Class shares was $_____. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $_____. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $________ for dividends and $____ for capital gain distributions.
During the 10-year period ended November 30, 1996 a hypothetical $10,000 investment in Class A of Intermediate Municipal Income would have grown to $_______, including the effect of Class A's 3.25% sales charge.
INTERMEDIATE MUNICIPAL INCOME - CLASS A   INDICES


Period Ended   Value of     Value of        Reinvested      Total   S&P   DJIA   Cost
Nov. 30        Initial      Reinvested      Capital Gain    Value   500          of
               $10,000      Dividend        Distributions                        Living*
               Investment   Distributions






1996

1995    $ 9,769    $ 7,896    $ 1,475    $ 19,140    $ 41,199    $ 47,557    $ 14,092

1994     8,847      6,391      1,335      16,573      30,077      34,192      13,752

1993     9,844      6,293      1,453      17,590      29,766      32,779      13,376

1992     10,428     5,779      122        16,329      27,035      28,578      13,028

1991     10,164     4,705      119        14,988      22,814      24,302      12,642

1990     10,014     3,727      117        13,858      18,956      20,777      12,275

1989     9,986      2,845      116        12,947      19,640      21,131      11,550

1988     9,901      2,027      115        12,043      15,010      15,910      11,037

1987     9,769      1,292      114        11,175      12,171      13,310      10,587


* From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class A of Intermediate Municipal Income on January 1, 1987, assuming the 3.25% maximum sales charge had been in effect, the net amount invested in Class A shares was $_____. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $_____. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $________ for dividends and $____ for capital gain distributions.
During the 10-year period ended November 30, 1996 a hypothetical $10,000 investment in Class T of Intermediate Municipal Income would have grown to $_______, including the effect of Class T's 2.75% sales charge.
INTERMEDIATE MUNICIPAL INCOME - CLASS T   INDICES


Period Ended   Value of     Value of        Reinvested      Total       S&P         DJIA        Cost
Nov. 30        Initial      Reinvested      Capital Gain    Value       500                     of
               $10,000      Dividend        Distributions                                       Living*
               Investment   Distributions







1996

1995            $ 9,820      $ 7,939         $ 1,483         $ 19,242    $ 41,199    $ 47,557    $ 14,092

1994             8,893        6,426           1,343           16,662      30,077      34,192      13,752

1993             9,895        6,329           1,460           17,684      29,766      32,779      13,376

1992             10,482       5,812           122             16,416      27,035      28,578      13,028

1991             10,217       4,729           119             15,065      22,814      24,302      12,642

1990             10,066       3,747           117             13,930      18,956      20,777      12,275

1989             10,037       2,860           117             13,014      19,640      21,131      11,550

1988             9,952        2,038           116             12,106      15,010      15,910      11,037

1987             9,820        1,298           115             11,233      12,171      13,310      10,587


* From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class T of Intermediate Municipal Income on January 1, 1987, assuming the 2.75% maximum sales charge had been in effect, the net amount invested in Class T shares was $_____. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $_____. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $________ for dividends and $____ for capital gain distributions.
During the 10-year period ended November 30, 1996 a hypothetical $10,000 investment in Class B of Intermediate Municipal Income would have grown to $_______, including the effect of Class B's maximum applicable CDSC.
INTERMEDIATE MUNICIPAL INCOME - CLASS B   INDICES


Period Ended   Value of     Value of        Reinvested      Total   S&P   DJIA   Cost
Nov. 30        Initial      Reinvested      Capital Gain    Value   500          of
               $10,000      Dividend        Distributions                        Living*
               Investment   Distributions






1996

1995    $ 10,097    $ 7,936    $ 1,524    $ 19,557    $ 41,199    $ 47,557    $ 14,092

1994     9,144       6,542      1,380      17,066      30,077      34,192      13,752

1993     10,175      6,507      1,502      18,184      29,766      32,779      13,376

1992     10,778      5,976      126        16,880      27,035      28,578      13,028

1991     10,506      4,862      123        15,491      22,814      24,302      12,642

1990     10,350      3,852      121        14,323      18,956      20,777      12,275

1989     10,321      2,941      120        13,382      19,640      21,131      11,550

1988     10,233      2,096      119        12,448      15,010      15,910      11,037

1987     10,097      1,335      118        11,550      12,171      13,310      10,587


* From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class B of Intermediate Municipal Income on January 1, 1987, assuming the 3.00% maximum CDSC had been in effect, the net amount invested in Class B shares was $_____. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $_____. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $________ for dividends and $____ for capital gain distributions.
During the 10-year period ended November 30, 1996 a hypothetical $10,000 investment in Institutional Class of Intermediate Municipal Income would have grown to $_______.
INTERMEDIATE MUNICIPAL INCOME - INSTITUTIONAL CLASS   INDICES


Period Ended   Value of     Value of        Reinvested      Total   S&P   DJIA   Cost
Nov. 30        Initial      Reinvested      Capital Gain    Value   500          of
               $10,000      Dividend        Distributions                        Living*
               Investment   Distributions







1996

1995    $ 10,078    $ 8,311    $ 1,522    $ 19,911    $ 41,199    $ 47,557    $ 14,092

1994     9,154       6,711      1,383      17,248      30,077      34,192      13,752

1993     10,175      6,562      1,502      18,239      29,766      32,779      13,376

1992     10,778      5,982      126        16,886      27,035      28,578      13,028

1991     10,506      4,862      123        15,491      22,814      24,302      12,642

1990     10,350      3,852      121        14,323      18,956      20,777      12,275

1989     10,321      2,941      120        13,382      19,640      21,131      11,550

1988     10,233      2,096      119        12,448      15,010      15,910      11,037

1987     10,097      1,335      118        11,550      12,171      13,310      10,587


* From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Institutional Class of Intermediate Municipal Income on January 1, 1987, the net amount invested in Class Institutional Class shares was $_____. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $_____. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $________ for dividends and $____ for capital gain distributions.
During the period March 16, 1994 (commencement of operations) to November 30, 1996 a hypothetical $10,000 investment in Class A of Short-Intermediate Municipal Income would have grown to $_______, including the effect of Class A's 1.50% sales charge.
SHORT-INTERMEDIATE MUNICIPAL INCOME - CLASS A   INDICES


Period Ended   Value of     Value of        Reinvested      Total   S&P   DJIA   Cost
Nov. 30        Initial      Reinvested      Capital Gain    Value   500          of
               $10,000      Dividend        Distributions                        Living**
               Investment   Distributions







1996

1995     $ 10,086    $ 717    $ 0    $ 10,803    $ 13,583    $ 13,775    $ 10,435

1994*     9,623       254      0      9,877       9,916       9,904       10,183


* From March 16, 1994 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class A of Short-Intermediate Municipal Income on March 16, 1994, assuming the 1.50% maximum sales charge had been in effect, the net amount invested in Class A shares was $_____. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $_____. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $________ for dividends and $____ for capital gain distributions.
During the period March 16, 1994 (commencement of operations) to November 30, 1996 a hypothetical $10,000 investment in Class T of Short-Intermediate Municipal Income would have grown to $_______, including the effect of Class T's 1.50% sales charge.
SHORT-INTERMEDIATE MUNICIPAL INCOME - CLASS T   INDICES


Period Ended   Value of     Value of        Reinvested      Total   S&P   DJIA   Cost
Nov. 30        Initial      Reinvested      Capital Gain    Value   500          of
               $10,000      Dividend        Distributions                        Living**
               Investment   Distributions







1996

1995     $ 10,086    $ 717    $ 0    $ 10,803    $ 13,583    $ 13,775    $ 10,435

1994*     9,623       254      0      9,877       9,916       9,904       10,183


* From March 16, 1994 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class T of Short-Intermediate Municipal Income on March 16, 1994, assuming the 1.50% maximum sales charge had been in effect, the net amount invested in Class T shares was $_____. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $_____. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $________ for dividends and $____ for capital gain distributions.
During the period March 16, 1994 (commencement of operations) to November 30, 1996 a hypothetical $10,000 investment in Institutional Class of Short-Intermediate Municipal Income would have grown to $_______.
SHORT-INTERMEDIATE MUNICIPAL INCOME - INSTITUTIONAL    INDICES
CLASS


Period Ended   Value of     Value of        Reinvested      Total   S&P   DJIA   Cost
Nov. 30        Initial      Reinvested      Capital Gain    Value   500          of
               $10,000      Dividend        Distributions                        Living**
               Investment   Distributions







1996

1995     $ 10,230    $ 734    $ 0    $ 10,964    $ 13,583    $ 13,775    $ 10,435

1994*     9,770       257      0      10,027      9,916       9,904       10,183


* From March 16, 1994 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Institutional Class of Short-Intermediate Municipal Income on March 16, 1994, the net amount invested in Institutional Class shares was $_____. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $_____. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $________ for dividends and $____ for capital gain distributions.
During the period August 21, 1995 (commencement of operations) to October 31, 1996 a hypothetical $10,000 investment in Class A of New York Municipal Income would have grown to $_______, including the effect of Class A's 4.25% sales charge.
NEW YORK MUNICIPAL INCOME - CLASS A   INDICES


Period Ended   Value of     Value of        Reinvested      Total   S&P   DJIA   Cost
Oct. 31        Initial      Reinvested      Capital Gain    Value   500          of
               $10,000      Dividend        Distributions                        Living**
               Investment   Distributions







1996            $            $               $               $       $     $      $


1995*    $ 9,958    $ 81    $ 0    $ 10,039    $ 10,445    $ 10,346    $ 10,052

* From August 21, 1995 (commencement of operations).
**  From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class A of New York Municipal Income on August 21, 1995, assuming the 4.25% maximum sales charge had been in effect, the net amount invested in Class A shares was $_____. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $_____. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $________ for dividends and $____ for capital gain distributions.
During the period August 21, 1995 (commencement of operations) to October 31, 1996 a hypothetical $10,000 investment in Class T of New York Municipal Income would have grown to $_______, including the effect of Class T's 3.50% sales charge.
NEW YORK MUNICIPAL INCOME - CLASS T   INDICES


Period Ended   Value of     Value of        Reinvested      Total   S&P   DJIA   Cost
Oct. 31        Initial      Reinvested      Capital Gain    Value   500          of
               $10,000      Dividend        Distributions                        Living**
               Investment   Distributions







1996            $            $               $               $       $     $      $

1995*    $ 10,036    $ 82    $ 0    $ 10,118    $ 10,445    $ 10,346    $ 10,052


* From August 21, 1995 (commencement of operations).
**  From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class T of New York Municipal Income on August 21, 1995, assuming the 3.50% maximum sales charge had been in effect, the net amount invested in Class T shares was $_____. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $_____. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $________ for dividends and $____ for capital gain distributions.
During the period August 21, 1995 (commencement of operations) to October 31, 1996 a hypothetical $10,000 investment in Class B of New York Municipal Income would have grown to $_______, including the effect of Class B's maximum applicable CDSC.
NEW YORK MUNICIPAL INCOME - CLASS B   INDICES


Period Ended   Value of     Value of        Reinvested      Total   S&P   DJIA   Cost
Oct. 31        Initial      Reinvested      Capital Gain    Value   500          of
               $10,000      Dividend        Distributions                        Living**
               Investment   Distributions







1996     $          $       $      $           $           $           $

1995*    $ 9,990    $ 75    $ 0    $ 10,065    $ 10,445    $ 10,346    $ 10,052

* From August 21, 1995 (commencement of operations).
**  From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class B of New York Municipal Income on August 21, 1995, assuming the 5.00% maximum CDSC had been in effect, the net amount invested in Class B shares was $_____. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $_____. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $________ for dividends and $____ for capital gain distributions.
During the period August 21, 1995 (commencement of operations) to October 31, 1996 a hypothetical $10,000 investment in Institutional Class of New York Municipal Income would have grown to $_______.
NEW YORK MUNICIPAL INCOME - INSTITUTIONAL CLASS    INDICES


Period Ended   Value of     Value of        Reinvested      Total   S&P   DJIA   Cost
Oct. 31        Initial      Reinvested      Capital Gain    Value   500          of
               $10,000      Dividend        Distributions                        Living**
               Investment   Distributions






1996     $           $       $      $           $           $           $

1995*    $ 10,400    $ 96    $ 0    $ 10,496    $ 10,445    $ 10,346    $ 10,052


* From August 21, 1995 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Institutional Class of New York Municipal Income on August 21, 1995, the net amount invested in Institutional Class shares was $_____. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $_____. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $________ for dividends and $____ for capital gain distributions.
During the period February 20, 1996 (commencement of operations) to October 31, 1996 a hypothetical $10,000 investment in Class A of California Municipal Income would have grown to $_______, including the effect of Class A's 4.25% sales charge.
CALIFORNIA MUNICIPAL INCOME - CLASS A   INDICES


Period Ended   Value of     Value of        Reinvested      Total   S&P   DJIA   Cost
Oct. 31        Initial      Reinvested      Capital Gain    Value   500          of
               $10,000      Dividend        Distributions                        Living**
               Investment   Distributions







1996*           $            $               $               $       $     $      $


* From February 20, 1996 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class A of California Municipal Income on February 20, 1996, assuming the 4.25% maximum sales charge had been in effect, the net amount invested in Class A shares was $_____. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $_____. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $________ for dividends and $____ for capital gain distributions.
During the period February 20, 1996 (commencement of operations) to October 31, 1996 a hypothetical $10,000 investment in Class T of California Municipal Income would have grown to $_______, including the effect of Class T's 3.50% sales charge.
CALIFORNIA MUNICIPAL INCOME - CLASS T   INDICES


Period Ended   Value of     Value of        Reinvested      Total   S&P   DJIA   Cost
Oct. 31        Initial      Reinvested      Capital Gain    Value   500          of
               $10,000      Dividend        Distributions                        Living**
               Investment   Distributions







1996*           $            $               $               $       $     $      $


* From February 20, 1996 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class T of California Municipal Income on February 20, 1996, assuming the 3.50% maximum sales charge had been in effect, the net amount invested in Class T shares was $_____. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $_____. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $________ for dividends and $____ for capital gain distributions.
During the period February 20, 1996 (commencement of operations) to October 31, 1996 a hypothetical $10,000 investment in Class B of California Municipal Income would have grown to $_______, including the effect of Class B's maximum applicable CDSC.
CALIFORNIA MUNICIPAL INCOME - CLASS B   INDICES


Period Ended   Value of     Value of        Reinvested      Total   S&P   DJIA   Cost
Oct. 31        Initial      Reinvested      Capital Gain    Value   500          of
               $10,000      Dividend        Distributions                        Living**
               Investment   Distributions







1996*           $            $               $               $       $     $      $


* From February 20, 1996 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class B of California Municipal Income on February 20, 1996, assuming the 5.00% maximum CDSC had been in effect, the net amount invested in Class B shares was $_____. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $_____. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $________ for dividends and $____ for capital gain distributions.
During the period February 20, 1996 (commencement of operations) to October 31, 1996 a hypothetical $10,000 investment in Institutional Class of California Municipal Income would have grown to $_______.
CALIFORNIA MUNICIPAL INCOME - INSTITUTIONAL CLASS   INDICES


Period Ended   Value of     Value of        Reinvested      Total   S&P   DJIA   Cost
Oct. 31        Initial      Reinvested      Capital Gain    Value   500          of
               $10,000      Dividend        Distributions                        Living**
               Investment   Distributions







1996*           $            $               $               $       $     $      $


* From February 20, 1996 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Institutional Class of California Municipal Income on February 20, 1996, the net amount invested in Institutional Class shares was $_____. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $_____. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $________ for dividends and $____ for capital gain distributions.
The yield for the S&P 500 for the year ended December 31, 1996 was ___%, calculated by dividing the dollar value of dividends paid by the S&P 500 stocks during the period by the average value of the S&P 500 on December 31, 1995. The S&P 500 yield is calculated differently from each class's yield. For example, a class's yield calculation treats dividends as accrued in anticipation of payment, rather than recording them when paid. INTERNATIONAL INDICES, MARKET CAPITALIZATION, AND NATIONAL STOCK MARKET RETURN. The following tables show the total market capitalization of certain countries according to the Morgan Stanley Capital International
(MSCI) Indices database, the total market capitalization of Latin American countries according to the International Finance Corporation Emerging Market database, and the performance of national stock markets as measured in U.S. dollars by the MSCI stock market indices for the twelve months ended October 31, 1996. Of course, these results are not indicative of future stock market performance or the classes' performance. Market conditions during the periods measured fluctuated widely. Brokerage commissions and other fees are not factored into the values of the indices. MARKET CAPITALIZATION. Companies outside the United States now make up nearly two-thirds of the world's stock market capitalization. According to MSCI, the size of the markets as measured in U.S. dollars grew from $5,080.3 (8621.7 including the US) billion in 1995 to $5,749.4 (10,078.9 including the US) billion in 1996.
The following table measures the indexed market capitalization of certain countries according to the MSCI indices database. The value of the markets are measured in billions of U.S. dollars as of October 31, 1996.
TOTAL MARKET CAPITALIZATION
Australia    $ 163.6   Japan                 $ 1944.0

Austria      $ 22.9    Netherlands           $ 248.1

Belgium      $ 66.2    Norway                $ 26.2

Canada       $ 250.8   Singapore/Malaysia    $ 213.6

Denmark      $ 47.2    Spain                 $ 108.4

France       $ 372.2   Sweden                $ 134.0

Germany      $ 401.6   Switzerland           $ 325.4

Hong Kong    $ 200.6   United Kingdom        $ 1002.8

Italy        $ 147.0   United States         $ 4329.4

The following table measures the total market capitalization of certain Latin American countries according to the International Finance Corporation Emerging Markets database. The value of the markets is measured in billions of U.S. dollars as of October 31, 1996.
TOTAL MARKET CAPITALIZATION - LATIN AMERICA

Argentina                                     $   24,980.3

Brazil                                        $   89,501.4

Chile                                         $   38,528.7

Colombia                                      $     9,277.4

Mexico                                        $   72,037.8

Venezuela                                     $     5,384.5



Total Latin America                           $ 239,710.1



NATIONAL STOCK MARKET PERFORMANCE. Certain national stock markets have outperformed the U.S. stock market. The first table below represents the performance of national stock markets as measured in U.S. dollars by the MSCI stock market indices for the twelve months ended October 31, 1996. The second table shows the same performance as measured in local currency. Each table measures total return based on the period's change in price, dividends paid on stocks in the index, and the effect of reinvesting dividends net of any applicable foreign taxes. These are unmanaged indices composed of a sampling of selected companies representing an approximation of the market structure of the designated country.
STOCK MARKET PERFORMANCE (CUMULATIVE TOTAL RETURNS)
MEASURED IN U.S. DOLLARS
Australia     16.9%   Japan                  -0.8%

Austria       -0.5%   Netherlands            26.2%

Belgium       16.3%   Norway                 15.4%

Canada        29.9%   Singapore/Malaysia     -3.1/26.8%

Denmark       16.8%   Spain                  32.1%

France        18.2%   Sweden                 28.9%

Germany       12.5%   Switzerland            8.9%

Hong Kong     28.0%   United Kingdom         20.3%

Italy         7.8%    United States          23.8%

STOCK MARKET PERFORMANCE (CUMULATIVE TOTAL RETURNS)
MEASURED IN LOCAL CURRENCY
Australia     12.1%   Japan                  10.3%

Austria       6.9%    Netherlands            35.5%

Belgium       25.2%   Norway                 18.1%

Canada        29.6%   Singapore/Malaysia     -3.5/26.0%

Denmark       24.2%   Spain                  37.8%

France        23.4%   Sweden                 27.4%

Germany       20.8%   Switzerland            20.6%

Hong Kong     28.0%   United Kingdom         16.6%

Italy         2.5%    United States          23.8%


The following table shows the average annualized stock market returns measured in U.S. dollars as of October 31, 1996.
STOCK MARKET PERFORMANCE

                 FIVE YEARS ENDED OCTOBER 31, 1996   TEN YEARS ENDED OCTOBER 31, 1996

Germany            11.98%                              8.73%

Hong Kong          26.94%                              22.25%

Japan              0.58%                               5.35%

Spain              8.15%                               11.16%

United Kingdom     11.50%                              15.03%

United States      14.98%                              13.73%


PERFORMANCE COMPARISONS. A class's performance may be compared to the performance of other mutual funds in general, or to the performance of particular types of mutual funds. These comparisons may be expressed as
mutual fund    rankings prepared by Lipper Analytical Services, Inc.
(Lipper), an independent service located in Summit, New Jersey that monitors the performance of mutual funds. Generally, Lipper rankings are based on total return, assume reinvestment of distributions, do not take sales charges or redemption fees into consideration, and are prepared without regard to tax consequences. Lipper may also rank bond funds based
on yield. In addition to mutual fund rankings, perfo    rmance may be
compared to stock, bond, and money market mutual fund performance indices prepared by Lipper or other organizations. When comparing these indices, it is important to remember the risk and return characteristics of each type of investment. For example, while stock mutual funds may offer higher potential returns, they also carry the highest degree of share price volatility. Likewise, money market funds may offer greater stability of principal, but generally do not offer the higher potential returns available from stock mutual funds.
From time to time, performance may also be compared to other mutual funds tracked by financial or business publications and periodicals. For example, a class may quote Morningstar, Inc. in its advertising materials. Morningstar, Inc. is a mutual fund rating service that rates mutual funds on the basis of risk-adjusted performance. Rankings that compare the performance of Fidelity funds to one another in appropriate categories over specific periods of time may also be quoted in advertising.
A class's performance may also be compared to that of a benchmark index representing the universe of securities in which the fund may invest. The total return of a benchmark index reflects reinvestment of all dividends and capital gains paid by securities included in the index. Unlike [the/a] fund's returns, however, the index returns do not reflect brokerage commissions, transaction fees, or other costs of investing directly in the securities included in the index.
Each of TechnoQuant Growth, Equity Growth, Growth Opportunities, Strategic Opportunities, Large Cap, Growth & Income, Equity-Income, and Balanced may compare its performance to that of the Standard & Poor's 500 Index, a widely recognized, unmanaged index of common stocks.
Overseas may compare its performance to the Morgan Stanley Capital International Europe, Australasia, Far East Index, a market capitalization weighted, unmanaged index of over 1,000 foreign stocks.
Mid-Cap may compare its performance to that of the Standard & Poor's MidCap 400 Index, a widely recognized, unmanaged index of 400 medium-capitalization stocks.
Balanced may also compare its performance to the Lehman Brothers Aggregate Bond Index, a market value weighted performance benchmark for investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities. Issues included in the index have an outstanding par value of at least $100 million and maturities of at least one year. Government and corporate issues include all public obligations of the U.S. Treasury (excluding flower bonds and foreign-targeted issues) and U.S. government agencies, as well as nonconvertible investment-grade, SEC-registered corporate debt. Mortgage-backed securities include 15- and 30-year fixed-rate securities backed by mortgage pools of the Government National Mortgage Association
(GNMA), Federal Home Loan Mortgage Corporation (FHLMC), and Federal National Mortgage Association (FNMA). Asset-backed securities include credit card, auto, and home equity loans.
Emerging Markets Income may compare its performance to that of the J.P. Morgan Emerging Markets Bond Index Plus, a market capitalization weighted total return index of U.S. dollar- and other external currency-denominated Brady bonds, loans, Eurobonds, and local market debt instruments traded in emerging markets.
Each of High Yield and Strategic Income may compare its performance to that of the Merrill Lynch High Yield Master Index, a market capitalization weighted index of all domestic and yankee high-yield bonds with an outstanding par value of at least $50 million and maturities of at least one year. Issues included in the index have a credit rating lower than BBB-/Baa3 but are not in default (DDD1 or lower). Split-rated issues (i.e., rated investment-grade by one rating agency and high-yield by another) are included in the index based on the issue's corresponding composite rating. Structured-note issues, deferred interest bonds, and pay-in-kind bonds are excluded.
Mortgage Securities may compare its performance to that of the Salomon Brothers Mortgage Index, a market capitalization weighted index of 15- and 30-year fixed-rate securities backed by mortgage pools of the Government National Mortgage Association (GNMA), Federal National Mortgage Association
(FNMA) and Federal Home Loan Mortgage Corporation (FHLMC), and FNMA and FHLMC balloon mortgages with fixed-rate coupons. For mortgage issues, the entry and exit amounts are $1 billion public amount outstanding.
Government Investment may compare its performance to that of the Salomon Brothers Treasury/Agency Index, a market capitalization weighted index of U.S. Treasury and U.S. government agency securities with fixed-rate coupons and weighted average lives of at least one year. For U.S. Treasury issues, the entry and exit amounts are $1 billion public amount outstanding. For U.S. government agency issues, the entry and exit amounts are $100 million and $75 million, respectively.
Intermediate Bond may compare its performance to that of the Lehman Brothers Intermediate Government/Corporate Bond Index, a market value weighted performance benchmark for government and corporate fixed-rate debt issues. Issues included in the index have an outstanding par value of at least $100 million and maturities between one and 10 years. Government and corporate issues include all public obligations of the U.S. Treasury (excluding flower bonds and foreign-targeted issues) and U.S. government agencies, as well as nonconvertible investment-grade, SEC-registered corporate debt.
Short Fixed-Income may compare its performance to that of the Lehman Brothers 1-3 Year Government/Corporate Bond Index, a market value weighted performance benchmark for government and corporate fixed-rate debt issues. Issues included in the index have an outstanding par value of at least $100 million and maturities between one and three years. Government and corporate issues include all public obligations of the U.S. Treasury (excluding flower bonds and foreign-targeted issues) and U.S. government agencies, as well as nonconvertible investment-grade, SEC-registered corporate debt.
Each class of the municipal funds may compare to the Lehman Brothers Municipal Bond Index, a total return performance benchmark for investment-grade municipal bonds with maturities of at least one year. In addition, High Income Municipal may compare its performance to that of the Lehman Brothers 70% Municipal/30% Non-Investment Grade Composite Index, a total return performance benchmark for both investment-grade and non-investment grade municipal bonds. The Lehman Brothers 70% Municipal/30% Non-Investment Grade Composite Index has a Municipal Bond Index weight of 70% and a Non-Investment Grade Bond Index weight of 30%. The Lehman Brothers Non-Investment Grade Municipal Bond Index includes municipal bonds with maturities of at least one year that have a maximum credit rating of BA1 or are unrated. Intermediate Municipal Income may compare its performance to that of the Lehman Brothers 1-17 Year Municipal Bond Index, a total return performance benchmark for investment-grade municipal bonds with maturities between one and 17 years. Short-Intermediate Municipal Income may compare its performance to that of the Lehman Brothers 1-5 Year Municipal Bond Index, a total return performance benchmark for investment-grade municipal bonds with maturities between one and five years. New York Municipal Income may compare its performance to that of the Lehman Brothers New York 4 Plus Year Municipal Bond Index, a total return performance benchmark for New York investment-grade municipal bonds with maturities of at least four years. California Municipal Income may compare its performance to that of the Lehman Brothers California Municipal Bond Index, a total return performance benchmark for California investment-grade municipal bonds with maturities of at least one year. Issues included in each index have been issued after December 31, 1990 and have an outstanding par value of at least $50 million. Subsequent to December 31, 1995, zero coupon bonds and issues subject to the alternative minimum tax are included in each index.
A class may be compared in advertising to Certificates of Deposit (CDs) or other investments issued by banks or other depository institutions. Mutual funds differ from bank investments in several respects. For example, a fund may offer greater liquidity or higher potential returns than CDs, a fund does not guarantee your principal or your return, and fund shares are not FDIC insured.
Fidelity may provide information designed to help individuals understand their investment goals and explore various financial strategies. Such information may include information about current economic, market, and political conditions; materials that describe general principles of investing, such as asset allocation, diversification, risk tolerance, and goal setting; questionnaires designed to help create a personal financial profile; worksheets used to project savings needs based on assumed rates of inflation and hypothetical rates of return; and action plans offering investment alternatives. Materials may also include discussions of Fidelity's asset allocation funds and other Fidelity funds, products, and services.
Ibbotson Associates of Chicago, Illinois (Ibbotson) provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the CPI), and combinations of various capital markets. The performance of these capital markets is based on the returns of different indices.
Fidelity funds may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in any capital market may or may not correspond directly to those of the funds. Ibbotson calculates total returns in the same method as the classes. The classes may also compare performance to that of other compilations or indices that may be developed and made available in the future.
Each class of a bond fund may compare its performance or the performance of securities in which that bond fund may invest to averages published by IBC Financial Data, Inc. of Ashland, Massachusetts. These averages assume reinvestment of distributions. IBC's MONEY FUND REPORT AVERAGES(trademark)/All Taxable (Emerging Markets Income, Strategic Income, Mortgage Securities, Government Investment, Intermediate Bond, High Yield, and Short-Fixed Income), which is reported in IBC's MONEY FUND REPORT(trademark), covers over ___ taxable money market funds. IBC's MONEY FUND REPORT AVERAGES(trademark)/Municipal (High Income Municipal, Municipal Bond, Intermediate Municipal Income, Short-Intermediate Municipal Income, New York Municipal Income, and California Municipal Income), which is reported in IBC's MONEY FUND REPORT(trademark), covers over ___ municipal money market funds. IBC's Bond Fund Report AverageS(trademark)(checkmark)All Taxable (Emerging Markets Income, Strategic Income, Mortgage Securities, Government Investment, Intermediate Bond, High Yield, and Short-Fixed Income), which is reported in IBC's BOND FUND REPORT(trademark), covers over ___ taxable bond funds. IBC's Bond Fund Report AverageS(trademark)(checkmark)Municipal (High Income Municipal, Municipal Bond, Intermediate Municipal Income, Short-Intermediate Municipal Income, New York Municipal Income, and California Municipal Income), which is reported in IBC's BOND FUND REPORT(trademark), covers over ___ municipal bond funds. When evaluating comparisons to money market funds, investors should consider the relevant differences in investment objectives and policies. Specifically, money market funds invest in short-term, high-quality instruments and seek to maintain a stable $1.00 share price. Bond funds, however, invest in longer-term instruments and their share prices change daily in response to a variety of factors.
A municipal fund may compare and contrast in advertising the relative advantages of investing in a mutual fund versus an individual municipal bond. Unlike municipal mutual funds, individual municipal bonds offer a stated rate of interest and, if held to maturity, repayment of principal. Although some individual municipal bonds might offer a higher return, they do not offer the reduced risk of a mutual fund that invests in many different securities. The initial investment requirements and sales charges of many municipal mutual funds are lower than the purchase cost of individual municipal bonds, which are generally issued in $5,000 denominations and are subject to direct brokerage costs.
   In advertising materials, Fidelity may reference or discuss its products and services, which may include the following: other Fidelity funds; retirement investing; model portfolios or allocations; and saving for
college or other goals. In     addition, Fidelity may quote or reprint
financial or business publications and periodicals as they relate to current economic and political conditions, fund management, portfolio composition, investment philosophy, investment techniques, the desirability of owning a particular mutual fund, and Fidelity services and products. Each fund may be advertised as part of certain asset allocation programs involving other Fidelity or non-Fidelity mutual funds. These asset allocation programs may advertise a model portfolio and its performance results.
Each fund may be advertised as part of a no transaction fee (NTF) program in which Fidelity and non-Fidelity mutual funds are offered. An NTF program may advertise performance results.
   Each fund may present its fund number, QuotronTM number, and CUSIP number, and discuss or quote its current portfolio manager.
VOLATILITY. A class may quote various measures of volatility and benchmark correlation in advertising. In addition, a fund may compare these measures to those of other funds. Measures of volatility seek to compare a class' historical share price fluctuations or total returns to those of a benchmark. Measures of benchmark correlation indicate how valid a comparative benchmark may be. All measures of volatility and correlation are calculated using averages of historical data. In advertising, a fund may also discuss or illustrate examples of interest rate sensitivity. MOMENTUM INDICATORS indicate a class's price movements over specific periods of time. Each point on the momentum indicator represents the class's percentage change in price movements over that period.
   A class may advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging. In such a program, an investor invests a fixed dollar amount in a class at periodic intervals,
thereby purcha    sing fewer shares when prices are high and more shares
when prices are low. While such a strategy does not assure a profit or guard against loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares are purchased at the same intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares during periods of low price levels.
A fund may be available for purchase through retirement plans or other programs offering deferral of, or exemption from, income taxes, which may produce superior after-tax returns over time. For example, a $1,000 investment earning a taxable return of 10% annually would have an after-tax value of $1,949 after ten years, assuming tax was deducted from the return each year at a 31% rate. An equivalent tax-deferred investment would have an after-tax value of $2,100 after ten years, assuming tax was deducted at a 31% rate from the tax-deferred earnings at the end of the ten-year period.
   As of December 31, 1996, FMR advised over $____ billion in tax-free fund assets, $__ billion in money market fund assets, $___ billion in equity fund assets, $__ billion in international fund assets, and $__ billion in Spartan fund assets. The funds may reference the growth and variety of money market mutual funds and the adviser's innovation and participation in the industry. The equity funds under management figure represents the largest amount of equity fund assets under management by a mutual fund investment adviser in the United States, making FMR America's leading equity (stock) fund manager. FMR, its subsidiaries, and affiliates maintain a worldwide information and communications network for the purpose of researching and managing investments abroad.
In addition to performance rankings, each class of each bond fund may compare its total expense ratio to the average total expense ratio of similar funds tracked by Lipper. A class's total expense ratio is a significant factor in comparing bond and money market investments because of its effect on yield.
ADDITIONAL PURCHASE, EXCHANGE, AND REDEMPTION INFORMATION
CLASS T SHARES ONLY
Pursuant to Rule 22d-1 under the 1940 Act, FDC exercises its right to waive Class T's maximum 3.50% (Equity Funds and Bond Funds); 2.75%
   (    Intermediate Bond Funds); or 1.50% (Short Bond Funds) front-end sales charge in connection with a fund's merger with or acquisition of any investment company or trust. In addition, FDC has chosen to waive Class T's front-end sales charge in certain instances because of efficiencies involved in those sales of shares. The sales charge will not apply:
1. to shares purchased by a bank trust officer, registered representative, or other employee (or a member of one of their immediate families) of investment professionals having agreements with FDC;
2. to shares purchased by a current or former Trustee or officer of a Fidelity fund or a current or retired officer, director, or regular
employee of FMR Corp.    or FIL     or    their     direct or indirect
subsidiaries (a Fidelity Trustee or employee), the spouse of a Fidelity Trustee or employee, a Fidelity Trustee or employee acting as custodian for a minor child, or a person acting as trustee of a trust for the sole benefit of the minor child of a Fidelity Trustee or employee;
   3. to shares purchased by a charitable organization (as defined for purposes of Section 501(c)(3) of the Internal Revenue Code) investing $100,000 or more;
4. to shares purchased for a charitable remainder trust or life income pool
established for the benefit of a charita   ble organization (as defined for
purposes Section 501(c)(3) of the Internal Revenue Code);
5. to shares in a Fidelity or Fidelity Advisor account purchased (including purchases by exchange) with the proceeds of a distribution (i) from an employee benefit plan that qualified for waiver (11) or had a minimum of $3 million in plan assets invested in Fidelity funds; or (ii) from an insurance company separate account qualifying under (6) below or used to fund annuity contacts purchased by employee benefit plans having in the aggregate at least $3 million in plan assets invested in Fidelity funds. (Distributions other than those transferred to an IRA account must be transferred directly into a Fidelity account.)
6. to shares purchased by an insurance company separate account used to fund annuity contracts purchased by employee benefit plans (including 403(b) programs, but otherwise as defined in ERISA)), which, in the aggregate, have either more than 200 eligible employees or a minimum of $1,000,000 in assets invested in Fidelity Advisor funds;
   7. to shares purchased for any state, county, or city, or any governmental instrumentality, department, authority or agency;
8. to shares purchased with redemption proceeds from other mutual fund complexes on which the investor has paid a front-end or contingent deferred sales charge;
9. to shares purchased by a trust institution or bank trust department
   (    excluding assets described in (11) and (12)    below) that has
executed a participation agreement with FDC specifying certain asset
minimums and qualifications,     and marketing restrictions. Assets managed
by third parties do not qualify for this waiver;
10. to shares purchased for use in a broker-dealer managed account program, provided the broker-dealer has executed a participation agreement with FDC specifying certain asset minimums and qualifications, and marketing, program and trading restrictions. Employee benefit plan assets do not qualify for this waiver;
11. to shares purchased as part of an employee benefit plan having more
than (i) 200 eligible employees or a minimum of $1,000,000    of     plan
assets invested in Fidelity Advisor funds, or (ii) 25 eligible employees or
$250,000    of     plan assets invested in Fidelity Advisor funds that
subscribe to    the     Advisor Retirement Connection or similar program
sponsored by Fidelity Investments Institutional Services Company, Inc.;
12. to shares purchased as part of an employee benefit plan through an
intermediary that has    signed     a    p    articipation    a    greement
with FDC specifying certain asset minimums and qualifications, and marketing, program and trading restrictions;
13. to shares purchased on a discretionary basis by a registered investment adviser which is not part of an organization primarily engaged in the brokerage business, that has executed a participation agreement with FDC specifying certain asset minimums and qualifications, and marketing, program and trading restrictions. Employee benefit plan assets do not qualify for this waiver; or
14. to shares purchased with distributions of income, principal, and capital gains from Fidelity Defined Trusts.
   Certain investors (trust institutions or bank trust departments, broker-dealers, and registered investment advisers) that purchased Class T shares load waived prior to June 30, 1995 but do not meet the qualifications of waivers (9), (10) or (13), as applicable, may continue to
purchase Class T shares load waived until     June 30, 1997, after which
they will be prevented from making new or subsequent purchases in Class T
load waived    unless they meet the qualifications of waivers (9), (10) or
(13), as applicable. E    mployee benefit plans    that purchased Class T
shares load waived prior to June 30, 1995 but do not meet the
qualifications of waiver (12)     will be permitted to make additional
purchases of Class T shares load waived.
For the purposes of qualifying for waiver (11), employee benefit plans subscribing to the Premiere Retirement Savings Plan Program offered by National Financial Correspondent Services may be aggregated.
A sales load waiver form must accompany these transactions.
FINDERS FEE. On eligible purchases of Class T shares in amounts of $1 million or more, investment professionals will be compensated with a fee of 0.25%. Eligible purchases are the following purchases made through broker-dealers and banks (excluding trust departments): an individual trade of $1 million or more; a trade which brings the value of the accumulated account(s) of an investor (including an employee benefit plan) past $1 million; a trade for an investor with an accumulated account value of $1 million or more; and an incremental trade toward an investor's $1 million "Letter of Intent."
Any assets in relation to which an investment professional has received such compensation will bear a contingent deferred sales charge (Class T
CDSC) if they do not remain in Class T shares of the Fidelity Advisor Funds, Initial Class shares of Daily Money Fund: U.S. Treasury
Portfolio   ,     Daily Money Fund: Money Market Portfolio or shares of
Daily Tax-Exempt Money Fund, for a period of at least one uninterrupted year. The Class T CDSC will be 0.25% of the lesser of the cost of the shares at the initial date of purchase or the value of the shares at redemption, not including any reinvested dividends or capital gains. Class T CDSC shares representing reinvested dividends or capital gains, if any, will be redeemed first, followed by other Class T CDSC shares that have been held for the longest period of time.
With respect to employee benefit plans, the Class T CDSC does not apply to the following types of redemptions: (i) plan loans or distributions or (ii) exchanges to non-Advisor fund investment options. With respect to Individual Retirement Accounts, the Class T CDSC does not apply to redemptions made for disability, payment of death benefits, or required partial distributions starting at age 70 1/2.
       STRATEGIC OPPORTUNITIES: INITIAL CLASS ONLY
Pursuant to Rule 22d-1 under the Investment Company Act of 1940 (the 1940
Act), FDC exercises its right to waive each fund's front-end sales charge on shares acquired through reinvestment of dividends and capital gain distributions or in connection with the fund's merger with or acquisition of any investment company or trust. In addition, FDC has chosen to waive each fund's sales charge in certain instances because of efficiencies involved in those sales of shares. The sales charge will not apply:
1. to shares purchased in connection with an employee benefit plan (including the Fidelity-sponsored 403(b) and corporate IRA programs but otherwise as defined in the Employee Retirement Income Security Act) maintained by a U.S. employer and having more than 200 eligible employees, or a minimum of $3,000,000 in plan assets invested in Fidelity mutual funds, or as part of an employee benefit plan maintained by a U.S. employer that is a member of a parent-subsidiary group of corporations (within the meaning of Section 1563(a)(1) of the Internal Revenue Code, with "50%" substituted for "80%") any member of which maintains an employee benefit plan having more than 200 eligible employees, or a minimum of $3,000,000 in plan assets invested in Fidelity mutual funds, or as part of an employee benefit plan maintained by a non-U.S. employer having 200 or more eligible employees, or a minimum of $3,000,000 in assets invested in Fidelity mutual funds, the assets of which are held in a bona fide trust for the exclusive benefit of employees participating therein;
2. to shares purchased by an insurance company separate account used to fund annuity contracts purchased by employee benefit plans (including 403(b) programs, but otherwise as defined in the Employee Retirement Income Security Act), which, in the aggregate, have either more than 200 eligible employees or a minimum of $3,000,000 in assets invested in Fidelity funds;
3. to shares in a Fidelity account purchased (including purchases by exchange) with the proceeds of a distribution from an employee benefit plan provided that: (i) at the time of the distribution, the employer, or an affiliate (as described in exemption above) of such employer, maintained at least one employee benefit plan that qualified for exemption and that had at least some portion of its assets invested in one or more mutual funds advised by FMR, or in one or more accounts or pools advised by Fidelity Management Trust Company; and (ii) either (a) the distribution is transferred from the plan to a Fidelity IRA account within 60 days from the date of the distribution or (b) the distribution is transferred directly from the plan into another Fidelity account;
4. to shares purchased by a charitable organization (as defined for purposes of Section 501(c)(3) of the Internal Revenue Code) investing $100,000 or more;
5. to shares purchased for a charitable remainder trust or life income pool established for the benefit of a charitable organization (as defined for purposes of Section 501(c)(3) of the Internal Revenue Code);
6. to shares purchased by an investor participating in the Fidelity Trust Portfolios program (these investors must make initial investments of $100,000 or more in the Trust Portfolios funds and must, during the initial six-month period, reach and maintain an aggregate balance of at least $500,000 in all accounts and subaccounts purchased through the Trust Portfolios program);
7. to shares purchased by a mutual fund for which FMR or an affiliate serves as investment manager;
8. to shares purchased through Portfolio Advisory Services or Fidelity Charitable Advisory Services;
9. to shares purchased by a current or former Trustee or officer of a Fidelity fund or a current or retired officer, director, or regular employee of FMR Corp. or FIL or their direct or indirect subsidiaries (a Fidelity Trustee or employee), the spouse of a Fidelity Trustee or employee, a Fidelity Trustee or employee acting as custodian for a minor child, or a person acting as trustee of a trust for the sole benefit of the minor child of a Fidelity Trustee or employee; [or]
10. to shares purchased by a bank trust officer, registered representative, or other employee of a qualified recipient. Qualified recipients are securities dealers or other entities, including banks and other financial institutions, who have sold the fund's shares under special arrangements in connection with FDC's sales activities[./;] [or]
11. to shares purchased by contributions and exchanges to the following prototype or prototype-like retirement plans sponsored by FMR Corp. or FMR and that are marketed and distributed directly to plan sponsors or participants without any intervention or assistance from any intermediary distribution channel: The Fidelity IRA, the Fidelity Rollover IRA, The Fidelity SEP-IRA and SARSEP, The Fidelity Retirement Plan, Fidelity Defined Benefit Plan, The Fidelity Group IRA, The Fidelity 403(b) Program, The Fidelity Investments 401(a) Prototype Plan for Tax-Exempt Employers, and The CORPORATEplan for Retirement (Profit Sharing and Money Purchase Plan);
12. to shares purchased as part of a pension or profit-sharing plan as defined in Section 401(a) of the Internal Revenue Code that maintains all of its mutual fund assets in Fidelity mutual funds, provided the plan executes a Fidelity non-prototype sales charge waiver request form confirming its qualification;
13. to shares purchased by a registered investment adviser (RIA) for his or her discretionary accounts, provided he or she executes a Fidelity RIA load waiver agreement which specifies certain aggregate minimum and operating provisions. This waiver is available only for shares purchased directly from Fidelity, without a broker, unless purchased through a brokerage firm which is a correspondent of National Financial Services Corporation (NFSC). The waiver is unavailable, however, if the RIA is part of an organization principally engaged in the brokerage business, unless the brokerage firm in the organization is an NFSC correspondent; or
14. to shares purchased by a trust institution or bank trust department for its non-discretionary, non-retirement fiduciary accounts, provided it executes a Fidelity Trust load waiver agreement which specifies certain aggregate minimum and operating provisions. This waiver is available only for shares purchased either directly from Fidelity or through a bank-affiliated broker, and is unavailable if the trust department or institution is part of an organization not principally engaged in banking or trust activities.
The fund's sales charge may be reduced to reflect sales charges previously paid, or that would have been paid absent a reduction for some purchases made directly with Fidelity as noted in the prospectus, in connection with investments in other Fidelity funds. This includes reductions for investments in prototype-like retirement plans sponsored by FMR or FMR Corp., which are listed above.
A sales load waiver form must accompany these transactions.
CLASS B SHARES ONLY
   The contingent deferred sales charge (CDSC) on Class B shares may be waived in the case of (1) disability or death, provided that Class B shares are redeemed within one year following the death or the initial determination of disability; or (2) in connection with a total or partial redemption related to certain distributions from retirement plans or accounts at age 70 1/2, which are permitted without penalty pursuant to the Internal Revenue Code.
A sales load waiver form must accompany these transactions.
CLASS A, CLASS T, AND CLASS B SHARES ONLY
QUANTITY DISCOUNTS. To obtain a reduction of the front-end sales charge on Class A or Class T shares, you or your investment professional must notify the transfer agent at the time of purchase whenever a quantity discount is applicable to your purchase. Upon such notification, you will receive the lowest applicable front-end sales charge.
For purposes of qualifying for a reduction in front-end sales charges under the Combined Purchase, Rights of Accumulation or Letter of Intent programs, the following may qualify as an individual or a "company" as defined in
Section 2(a)(8) of the 1940 Act: an individual, spouse, and their children under age 21 purchasing for his, her, or their own account; a trustee, administrator or other fiduciary purchasing for a single trust estate or a single fiduciary account or for a single or a parent-subsidiary group of "employee benefits plans" (as defined in Section 3(3) of ERISA); and tax-exempt organizations as defined under Section 501(c)(3) of the Internal Revenue Code.
RIGHTS OF ACCUMULATION permit reduced front-end sales charges on any future purchases of Class A or Class T shares after you have reached a new breakpoint in a fund's sales charge schedule. The value of currently held
(i) Fidelity Advisor fund Class A, Class T, and Class B shares, (ii) Class B shares of Daily Money Fund: U.S. Treasury Portfolio, and (iii) Initial Class shares of Daily Money Fund: U.S. Treasury Portfolio, Initial Class shares of Daily Money Fund: Money Market Portfolio, and shares of Daily Tax-Exempt Money Fund acquired by exchange from any Fidelity Advisor fund, is determined at the current day's NAV at the close of business, and is added to the amount of your new purchase valued at the current offering price to determine your reduced front-end sales charge.
       CLASS A AND CLASS T SHARES ONLY
LETTER OF INTENT. You may obtain Class A or Class T shares at the same reduced front-end sales charge by filing a non-binding Letter of Intent (the Letter) within 90 days of the start of Class A or Class T purchases. Each Class A or Class T investment you make after signing the Letter will be entitled to the front-end sales charge applicable to the total investment indicated in the Letter. For example, a $2,500 purchase of Class A or Class T shares toward a $50,000 Letter would receive the same reduced sales charge as if the $50,000 ($500,000 for the Short-Term Bond Funds) had been invested at one time. To ensure that you receive a reduced front-end sales charge on future purchases, you or your investment professional must inform the transfer agent that the Letter is in effect each time Class A or Class T shares are purchased. Reinvested income and capital gain distributions do not count toward the completion of the Letter.
Your initial investment must be at least 5% of the total amount you plan to
invest. Out of the initial purchase,    Class A or Class T shares equal to
    5% of the dollar amount specified in the Letter will be registered in your name and held in escrow. The Class A or Class T shares held in escrow cannot be redeemed or exchanged until the Letter is satisfied or the additional sales charges have been paid. You will earn income dividends and capital gain distributions on escrowed Class A or Class T shares. The escrow will be released when your purchase of the total amount has been completed. You are not obligated to complete the Letter.
If you purchase more than the amount specified in the Letter and qualify for a future front-end sales charge reduction, the front-end sales charge will be adjusted to reflect your total purchase at the end of 13 months. Surplus funds will be applied to the purchase of additional Class A or Class T shares at the then-current offering price applicable to the total purchase.
If you do not complete your purchase under the Letter within the 13-month period, 30 days' written notice will be provided for you to pay the increased front-end sales charges due. Otherwise, sufficient escrowed Class A or Class T shares will be redeemed to pay such charges.
       CLASS A, CLASS T, CLASS B, AND INSTITUTIONAL CLASS SHARES ONLY
    FIDELITY ADVISOR SYSTEMATIC INVESTMENT PROGRAM.    You can make regular
investments in Class A, Class T, Class B, or Institutional Class shares of the funds monthly, bimonthly, quarterly, or semi-annually with the Systematic Investment Program by completing the appropriate section of the account application and attaching a voided personal check with your bank's magnetic ink coding number across the front. If your bank account is jointly owned, be sure that all owners sign.
You may cancel your participation in the Systematic Investment Program at any time without payment of a cancellation fee. You will receive a confirmation from the transfer agent for every transaction, and a debit entry will appear on your bank statement.
       CLASS A, CLASS T, AND INSTITUTIONAL CLASS SHARES ONLY
FIDELITY ADVISOR SYSTEMATIC WITHDRAWAL PROGRAM. If you own Class A, Class T, or Institutional Class shares worth $10,000 or more, you can have
monthly, quarterly or semi   -    annual checks sent from your account to
you, to a person named by you, or to your bank checking account. Your Systematic Withdrawal Program payments are drawn from Class A, Class T, or Institutional Class share redemptions. If Systematic Withdrawal Plan redemptions exceed income dividends earned on your shares, your account eventually may be exhausted.
Each fund is open for business and the NAV and, where applicable, the offering price, for each class is calculated each day the New York Stock Exchange (NYSE) is open for trading. The NYSE has designated the following
holiday    closings for 1997: New Year's Day, Washington's Birthday, Good
Friday, Memorial Day, Independence Day, Labor     Day, Thanksgiving Day,
and Christmas Day. Although FMR expects the same holiday schedule to be observed in the future, the NYSE may modify its holiday schedule at any time.
FSC normally determines each class's NAV as of the close of the NYSE (normally 4:00 p.m. Eastern time). However, NAV may be calculated earlier if trading on the NYSE is restricted or as permitted by the SEC. To the extent that portfolio securities are traded in other markets on days when the NYSE is closed, a class's NAV may be affected on days when investors do not have access to the fund to purchase or redeem shares. In addition, trading in some of a fund's portfolio securities may not occur on days when the fund is open for business.
If the Trustees determine that existing conditions make cash payments undesirable, redemption payments may be made in whole or in part in securities or other property, valued for this purpose as they are valued in computing a fund's NAV. Shareholders receiving securities or other property on redemption may realize a gain or loss for tax purposes, and will incur any costs of sale, as well as the associated inconveniences.
Pursuant to Rule 11a-3 under the 1940 Act, each fund is required to give shareholders at least 60 days' notice prior to terminating or modifying its exchange privilege. Under the Rule, the 60-day notification requirement may be waived if (i) the only effect of a modification would be to reduce or eliminate an administrative fee, redemption fee, or deferred sales charge ordinarily payable at the time of an exchange, or (ii) the fund suspends the redemption of the shares to be exchanged as permitted under the 1940 Act or the rules and regulations thereunder, or the fund to be acquired suspends the sale of its shares because it is unable to invest amounts effectively in accordance with its investment objective and policies.
In the prospectus, each fund has notified shareholders that it reserves the right at any time, without prior notice, to refuse exchange purchases by any person or group if, in FMR's judgment, the fund would be unable to invest effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected. DISTRIBUTIONS AND TAXES
DISTRIBUTIONS. If you request to have distributions mailed to you and the U.S. Postal Service cannot deliver your checks, or if your checks remain uncashed for six months, Fidelity may reinvest your distributions at the then-current NAV. All subsequent distributions will then be reinvested until you provide Fidelity with alternate instructions.
DIVIDENDS. A portion of each fund's income may qualify for the dividends-received deduction available to corporate shareholders to the extent that each fund's income is derived from qualifying dividends. For any fund that invests significantly in foreign securities, corporate shareholders should not expect fund dividends to qualify for the dividends-received deduction. For those funds that may earn other types of income, such as interest, income from securities loans, non-qualifying dividends, and short-term capital gains, the percentage of dividends from the funds that qualify for the deduction will generally be less than 100%. For those funds whose income is primarily derived from interest, dividends will not qualify for the dividends-received deduction available to corporate shareholders. Each fund will notify corporate shareholders annually of the percentage of fund dividends that qualifies for the dividends-received deduction. A portion of each fund's dividends derived from certain U.S. Government obligations may be exempt from state and local taxation. Gains (losses) attributable to foreign currency fluctuations are generally taxable as ordinary income and, therefore, will increase (decrease) dividend distributions. As a consequence, FMR may adjust a fund's income distributions to reflect the effect of currency fluctuations. However, if foreign currency losses exceed a fund's net investment income during a taxable year, all or a portion of the distributions made in the same taxable year would be recharacterized as a return of capital to shareholders, thereby reducing each shareholder's cost basis in his or her fund.
Short-term capital gains are distributed as dividend income, but do not qualify for the dividends-received deduction. These gains will be taxed as ordinary income.
Each fund will send each of its shareholders a notice in January describing the tax status of dividends and capital gain distributions, if any, for the prior year.
Shareholders are required to report tax-exempt income on their federal tax returns. Shareholders who earn other income, such as Social Security benefits, may be subject to federal income tax on up to 85% of such benefits to the extent that their income, including tax-exempt income, exceeds certain base amounts.
Each municipal fund purchases securities that are free of federal income tax based on opinions of bond counsel regarding their tax status. These opinions will generally be based on covenants by the issuers or other parties regarding continuing compliance with federal tax requirements. If at any time the covenants are not complied with, distribution to shareholders of interest on a security could become federally taxable retroactive to the date the security was issued. For certain types of structured securities, opinions of bond counsel may also be based on the effect of the structure on the federal and state tax treatment of the income.
As a result of The Tax Reform Act of 1986, interest on certain "private activity" securities (referred to as "qualified bonds" in the Internal Revenue Code) is subject to the federal alternative minimum tax (AMT), although the interest continues to be excludable from gross income for other tax purposes. Interest from private activity securities will be considered tax-exempt for purposes of High Income Municipal's, Municipal Bond's, Intermediate Municipal Income's, and Short-Intermediate Municipal Income's policies of investing 80% of its net assets in securities whose
i    nterest is free from federal income tax, and New York Municipal
Income's and California Municipal Income's policies of investing 80% of its net assets in securities whose interest is free from federal and state income tax. Interest from private activity securities is a tax preference
item for the    purposes     of determining whether a taxpayer is subject
to the AMT and the amount of AMT tax to be paid, if any. Private activity securities issued after August 7, 1986 to benefit a private or industrial user or to finance a private facility are affected by this rule.
A portion of the gain on bonds purchased with market discount after April 30, 1993 and short-term capital gains distributed by a fund are federally taxable to shareholders as dividends, not as capital gains. Dividend distributions resulting from a recharacterization of gain from the sale of bonds purchased at a discount after April 30, 1993 are not considered
income for the purposes of    High Income Municipal's, Municipal Bond's,
Intermediate Municipal Income's, and Short-Intermediate Municipal Income's policies of investing 80% of its net assets in securities whose
i    nterest is free from federal income tax, and New York Municipal
Income's and California Municipal Income's policies of investing 80% of its net assets in securities whose interest is free from federal and state personal income tax.
Corporate investors should note that a tax preference item for purposes of the corporate AMT is 75% of the amount by which adjusted current earnings (which include tax-exempt interest) exceed the alternative minimum taxable income of the corporation. If a shareholder receives an exempt-interest dividend and sells shares at a loss after holding them for a period of six months or less, the loss will be disallowed to the extent of the amount of the exempt-interest dividend.
NEW YORK TAX MATTERS. It is not expected that New York Municipal Income will incur New York income or franchise tax liability. In addition, New York personal income tax law also provides that exempt-interest dividends paid by a regulated investment company, or series thereof, from interest on obligations which are exempt from tax under New York law are excludable from gross income.
CALIFORNIA TAX MATTERS. As long as California Municipal Income continues to qualify as a regulated investment company under the federal Internal Revenue Code, it will incur no California income or franchise tax liability on income and capital gains distributed to shareholders. California personal income tax law provides that exempt-interest dividends paid by a regulated investment company, or series thereof, from interest on obligations that are exempt from California personal income tax are excludable from gross income. For a fund to qualify to pay exempt-interest dividends under California law, at least 50% of the value of its assets must consist of such obligations at the close of each quarter of its fiscal year. For purposes of California personal income taxation, distributions to individual shareholders derived from interest on other types of obligations and short-term capital gains will be taxed as dividends, and long-term capital gain distributions will be taxed as long-term capital gains. California has an alternative minimum tax similar to the federal AMT described above. However, the California AMT does not include interest from private activity municipal obligations as an item of tax preference. Interest on indebtedness incurred or continued by a shareholder in connection with the purchase of shares of a fund will not be deductible for California personal income tax purposes.
CAPITAL GAIN DISTRIBUTIONS. Long-term capital gains earned by each fund on the sale of securities and distributed to shareholders are federally taxable as long-term capital gains, regardless of the length of time shareholders have held their shares. If a shareholder receives a long-term capital gain distribution on shares of a fund, and such shares are held six months or less and are sold at a loss, the portion of the loss equal to the amount of the long-term capital gain distribution will be considered a long-term loss for tax purposes. Short-term capital gains distributed by each fund are taxable to shareholders as dividends, not as capital gains.
   As of the fiscal year ended October 31, 1996, Overseas hereby designates approximately $______ as a capital gain dividend for the purpose of the dividend-paid deduction.
As of the fiscal year ended November 30, 1996, Mid Cap hereby designates approximately $______ as a capital gain dividend for the purpose of the dividend-paid deduction.
As of the fiscal year ended November 30, 1996, Equity Growth hereby designates approximately $________ as a capital gain dividend for the purpose of the dividend-paid deduction.
As of the fiscal year ended October 31, 1996, Growth Opportunities hereby designates approximately $________ as a capital gain dividend for the purpose of the dividend-paid deduction.
As of the fiscal year ended December 31, 1996, Strategic Opportunities hereby designates approximately $________ as a capital gain dividend for the purpose of the dividend-paid deduction.
As of the fiscal year ended November 30, 1996, Large Cap hereby designates approximately $______ as a capital gain dividend for the purpose of the dividend-paid deduction.
As of the fiscal year ended November 30, 1996, Equity Income hereby designates approximately $_________ as a capital gain dividend for the purpose of the dividend-paid deduction.
As of the fiscal year ended October 31, 1996, Balanced hereby designates approximately $_________ as a capital gain dividend for the purpose of the dividend-paid deduction.
As of the fiscal year ended December 31, 1996, Emerging Markets Income had a capital loss carryforward aggregating approximately $_________. This loss carryforward, all of which will expire on December 31, 2003, is available to offset future capital gains.
As of October 31, 1996, High Yield had a capital loss carryforward aggregating approximately $_________. This loss carryforward, all of which will expire on October 31, 2002, is available to offset future capital gains.
As of the fiscal year ended December 31, 1996, Strategic Income had a capital gain dividend/capital loss carryforward aggregating approximately $_________.
As of October 31, 1996, Government Investment had a capital loss carryforward aggregating approximately $________. This loss carryforward, all of which will expire on October 31, 2002, is available to offset future capital gains.
As of November 30, 1996, Intermediate Bond had a capital loss carryforward aggregating approximately $________. This loss carryforward, of which $2,841,000, $1,035,000, and $134,000 will expire on November 30, 1998,
1999, and 2002, respectively, is available to offset future capital gains. As of the fiscal year ended November 30, 1996, Mortgage Securities hereby designates approximately $_________ as a capital gain dividend for the purpose of the dividend-paid deduction.
As of October 31, 1996, Short Fixed-Income had a capital loss carryforward aggregating approximately $_________. This loss carryforward, of which $128,000, $63,000, $286,000, $38,000, $336,000, $17,692,000, and
$19,449,000 will expire on October 31, 1997, 1998, 1999, 2000, 2001, 2002 and 2003, respectively, is available to offset future capital gains.
As of October 31, 1996, High Income Municipal had a capital loss carryforward aggregating approximately $_________. This loss carryforward, of which $3,173,000 and $7,510,000 will expire on October 31, 2002 and 2003, respectively, is available to offset future capital gains.
As of the fiscal year ended December 31, 1996, Municipal Bond had a capital loss carryforward aggregating approximately $_________. This loss carryforward, all of which will expire on December 31, 2003, is available to offset future capital gains.
As of November 30, 1996, Intermediate Municipal Income had a capital loss carryforward aggregating approximately ____________. This loss carryforward, of which $627,000 and $442,000 will expire on November 30, 2002 and 2003, respectively, is available to offset future capital gains. As of November 30, 1996, Short-Intermediate Municipal Bond had a capital gain/capital loss carryforward aggregating approximately $________.
As of October 31, 1996, New York Municipal Income had a capital gain/capital loss carryforward aggregating approximately $________.
As of October 31, 1996, California Municipal Income had a capital gain/capital loss carryforward aggregating approximately $________.
STATE AND LOCAL TAXES. For mutual funds organized as business trusts, state law provides for a pass-through of the state and local income tax exemption afforded to direct owners of U.S. Government securities. Some states limit this to mutual funds that invest a certain amount in U.S. Government securities, and some types of securities, such as repurchase agreements and some agency-backed securities, may not qualify for this benefit. The tax treatment of your dividend distributions from a fund will be the same as if you directly owned your proportionate share of the U.S. Government securities in the fund's portfolio. Because the income earned on most U.S. Government securities in which each fund invests is exempt from state and local income taxes, the portion of your dividends from each fund attributable to these securities will also be free from income taxes. The exemption from state and local income taxation does not preclude states from assessing other taxes on the ownership of U.S. Government securities. In a number of states, corporate franchise (income) tax laws do not exempt interest earned on U.S. Government securities, whether such securities are held directly or through a fund.
FOREIGN TAXES. Foreign governments may withhold taxes on dividends and interest paid with respect to foreign securities. Foreign governments may also impose taxes on other payments or gains with respect to foreign securities. If, at the close of its fiscal year, more than 50% of a fund's total assets are invested in securities of foreign issuers, the fund may elect to pass through foreign taxes paid and thereby allow shareholders to take a credit or deduction on their individual tax returns.
TAX STATUS OF THE FUNDS. Each fund intends to qualify each year as a " regulated investment company" for tax purposes, so that it will not be liable for federal tax on income and capital gains distributed to shareholders. In order to qualify as a regulated investment company and avoid being subject to federal income or excise taxes at the fund level, each fund intends to distribute substantially all of its net investment income and realized capital gains within each calendar year as well as on a fiscal year basis. Each fund also intends to comply with other tax rules applicable to regulated investment companies, including a requirement that capital gains from the sale of securities held for less than three months constitute less than 30% of the fund's gross income for each fiscal year. Gains from some forward currency contracts, futures contracts, and options are included in this 30% calculation, which may limit a fund's investments in such instruments.
If a fund purchases shares in certain foreign investment entities, defined as passive foreign investment companies (PFICs) in the Internal Revenue Code, it may be subject to U.S. federal income tax on a portion of any excess distribution or gain from the disposition of such shares. Interest charges may also be imposed on the fund with respect to deferred taxes arising from such distributions or gains. Generally, a fund will elect to mark-to-market any PFIC shares. Unrealized gains will be recognized as income for tax purposes and must be distributed to shareholders as dividends.
Each fund is treated as a separate entity from the other funds, if any, in its trust for tax purposes.
OTHER TAX INFORMATION. The information above is only a summary of some of the tax consequences generally affecting each fund and its shareholders, and no attempt has been made to discuss individual tax consequences. In addition to federal income taxes, shareholders of a fund may be subject to state and local taxes on fund distributions, and shares may also be subject to state and local personal property taxes. Investors should consult their tax advisers to determine whether a fund is suitable for their particular tax situation.
FMR
All of the stock of FMR is owned by FMR Corp., its parent company organized in 1972. The voting common stock of FMR Corp. is divided into two classes. Class B is held predominantly by members of the Edward C. Johnson 3d family and is entitled to 49% of the vote on any matter acted upon by
the voting common stock. Class A is held predo    minantly by non-Johnson
family member employees of FMR Corp. and its affiliates and is entitled to 51% of the vote on any such matter. The Johnson family group and all other Class B shareholders have entered into a shareholders' voting agreement under which all Class B shares will be voted in accordance with the majority vote of Class B shares. Under the 1940 Act, control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company. Therefore, through their ownership of voting common stock and the execution of the shareholders' voting agreement, members of the Johnson family may be deemed, under the 1940 Act, to form a controlling group with respect to FMR Corp.
At present, the principal operating activities of FMR Corp. are those conducted by three of its divisions as follows: FSC, which is the transfer and shareholder servicing agent for certain of the funds advised by FMR; FIIOC, which performs shareholder servicing functions for institutional customers and funds sold through intermediaries; and Fidelity Investments Retail Marketing Company, which provides marketing services to various companies within the Fidelity organization.
Fidelity investment personnel may invest in securities for their own account pursuant to a code of ethics that sets forth all employees' fiduciary responsibilities regarding the funds, establishes procedures for personal investing and restricts certain transactions. For example, all personal trades in most securities require pre-clearance, and participation in initial public offerings is prohibited. In addition, restrictions on the timing of personal investing in relation to trades by Fidelity funds and on short-term trading have been adopted.
TRUSTEES AND OFFICERS
The Trustees   , Members of the Advisory Board,     and executive officers
of the trusts are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last
five years. All persons named as Trustees and    Members of the Advisory
Board     also serve in similar capacities for other funds advised by FMR.
The business address of each Trustee and officer who is an "interested person" (as defined in the 1940 Act) is 82 Devonshire Street, Boston, Massachusetts 02109, which is also the address of FMR. The business address
of all the other Trustees and    Members of the Advisory Board     is
Fidelity Investments, P.O. Box 9235, Boston, Massachusetts 02205-9235. Those Trustees who are "interested persons" by virtue of their affiliation with either a trust or FMR are indicated by an asterisk (*).
   *EDWARD C. JOHNSON 3d, (66), Trustee and President, is Chairman, Chief
Executive Officer and a Director of     FMR Corp.; a Director and Chairman
of the Board and of the Executive Committee of FMR; Chairman and a Director of FMR Texas Inc., Fidelity Management & Research (U.K.) Inc., and Fidelity Management & Research (Far East) Inc.
   *J. GARY BURKHEAD, (55), Trustee and Senior Vice President, is President
of FMR; and President and a Dire    ctor of FMR Texas Inc., Fidelity
Management & Research (U.K.) Inc., and Fidelity Management & Research (Far
East) Inc.
   RALPH F. COX, (64), Trustee (1991), is a management consultant (1994). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of Sanifill Corporation (non-hazardous waste, 1993), CH2M Hill Companies (engineering), Rio Grande, Inc. (oil and gas production), and Daniel Industries (petroleum measurement equipment manufacturer). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.
PHYLLIS BURKE DAVIS, (65), Trustee (1992). Prior to her retirement in
September 1991, Mrs. Davis was the     Senior Vice President of Corporate
Affairs of Avon Products, Inc. She is currently a Director of BellSouth Corporation (telecommunications), Eaton Corporation (manufacturing, 1991), and the TJX Companies, Inc. (retail stores, 1990), and previously served as a Director of Hallmark Cards, Inc. (1985-1991) and Nabisco Brands, Inc. In addition, she is a member of the President's Advisory Council of The University of Vermont School of Business Administration.
   RICHARD J. FLYNN, (72), Trustee and Chairman of the non-interested
Trustees, is a financial consultant. Prior to     September 1986, Mr. Flynn
was Vice Chairman and a Director of the Norton Company (manufacturer of industrial devices). He is currently a Trustee of College of the Holy Cross and Old Sturbridge Village, Inc., and he previously served as Director of Mechanics Bank (1971-1995).
   E. BRADLEY JONES, (69), Trustee. Prior to his retirement in 1984, Mr.
Jones was Chairman and Chief Executive     Officer of LTV Steel Company. He
is a Director of TRW Inc. (original equipment and replacement products), Cleveland-Cliffs Inc. (mining), Consolidated Rail Corporation, Birmingham
Steel Corporation, and    RPM, Inc. (manufacturer of chemical products),
and he previously served as a Director of NACCO Industries, Inc. (mining
and marketing,     1985-1995) and Hyster-Yale Materials Handling, Inc.
(1985-1995). In addition, he serves as a Trustee of First Union Real Estate Investments, a Trustee and member of the Executive Committee of the Cleveland Clinic Foundation, a Trustee and member of the Executive Committee of University School (Cleveland), and a Trustee of Cleveland Clinic Florida.
   DONALD J. KIRK, (64), Trustee, is Executive-in-Residence (1995) at
Columbia University Graduate School of     Business and a financial
consultant. From 1987 to January 1995, Mr. Kirk was a Professor at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of
the Financial Accounting Standards Board. Mr. Kirk is    a Director of
General Re Corporation (reinsurance) and he previously served as a Director of Valuation Research Corp. (appraisals and valuations, 1993-1995). In addition, he serves as Chairman of the Board of Directors of the National Arts Stabilization Fund, Chairman of the Board of Trustees of the Greenwich Hospital Association, a Member of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section
(1995), and as a Public Govenor of the National Association of Securities Dealers, Inc. (1996).
*PETER S. LYNCH, (53), Trustee, is Vice Chairman and Director of FMR
(1992). Prior to May 31, 1990, he was a     Director of FMR and Executive
Vice President of FMR (a position he held until March 31, 1991); Vice President of Fidelity Magellan Fund and FMR Growth Group Leader; and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services (1991-1992). He is a Director of W.R. Grace & Co. (chemicals) and Morrison Knudsen Corporation (engineering and construction). In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield (1989) and Society
for the Preservation of New Eng   land Antiquities, and as an Overseer of
the Museum of Fine Arts of Boston.
GERALD C. McDONOUGH, (67), Trustee and Vice-Chairman of the non-interested Trustees, is Chairman of G.M. Management Group (strategic advisory services). Prior to his retirement in July 1988, he was Chairman and Chief Executive Officer of Leaseway Transportation Corp. (physical distribution services). Mr. McDonough is a Director of Brush-Wellman Inc. (metal refining), York International Corp. (air conditioning and refrigeration), Commercial Intertech Corp. (hydraulic systems, building systems, and metal products, 1992), CUNO, Inc. (liquid and gas filtration products, 1996), and Associated Estates Realty Corporation (a real estate investment trust,
1993). Mr. McDonough served as a Director of ACME-Cleveland Corp. (metal working, telecommunications, and electronic products) from 1987-1996. EDWARD H. MALONE, (72), Trustee. Prior to his retirement in 1985, Mr.
Malone was Chairman, General Ele    ctric Investment Corporation and a Vice
President of General Electric Company. He is a Director of Allegheny Power Systems, Inc. (electric utility), General Re Corporation (reinsurance) and Mattel Inc. (toy manufacturer). In addition, he serves as a Trustee of the Naples Philharmonic Center for the Arts, and Rensselaer Polytechnic Institute, and he is a member of the Advisory Boards of Butler Capital Corporation Funds and Warburg, Pincus Partnership Funds.
   MARVIN L. MANN, (63), Trustee (1993) is Chairman of the Board,
President, and Chief Executive Officer of     Lexmark International, Inc.
(office machines, 1991). Prior to 1991, he held the positions of Vice President of International Business Machines Corporation ("IBM") and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Director of M.A. Hanna Company (chemicals, 1993) and Infomart (marketing services, 1991), a Trammell Crow Co. In addition, he serves as
the Campaign Vice Chairman of the Tri-State United Way (1993) and is    a
member of the University of Alabama President's Cabinet.
WILLIAM O. McCOY (63), Member of the Advisory Board (1996), is the Vice President of Finance for the University of North Carolina (16-school
system, 1995).     Prior to his retirement in December 1994, Mr. McCoy was
Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Weeks Corporation of Atlanta (real estate, 1994), and Carolina Power and Light Company (electric utility,
1996). Previously, he was a Director of First American Corporation (bank holding company, 1979-1996). In addition, Mr. McCoy serves as a member of the Board of Visitors for the University of North Carolina at Chapel Hill
(1994) and for the Kenan Flager Business School (University of North Carolina at Chapel Hill).
   THOMAS R. WILLIAMS, (68), Trustee, is President of The Wales Group, Inc.
(management and financial advis    ory services). Prior to retiring in
1987, Mr. Williams served as Chairman of the Board of First Wachovia Corporation (bank holding company), and Chairman and Chief Executive Officer of The First National Bank of Atlanta and First Atlanta Corporation (bank holding company). He is currently a Director of BellSouth Corporation (telecommunications), ConAgra, Inc. (agricultural products), Fisher Business Systems, Inc. (computer software), Georgia Power Company (electric utility), Gerber Alley & Associates, Inc. (computer software), National Life Insurance Company of Vermont, American Software, Inc., and AppleSouth, Inc. (restaurants, 1992).
   WILLIAM J. HAYES (62), Vice President (1994), is Vice President of
Fidelity's equity funds; Senior Vice Pres    ident of FMR; and Managing
Director of FMR Corp.
   ROBERT H. MORRISON (56), Manager of Security Transactions of Fidelity's equity funds, is Vice President of FMR.
ROBERT A. LAWRENCE (44), Vice President (1994), is Vice President of
Fidelity's high income funds and Senior     Vice President of FMR (1993).
Prior to joining FMR, Mr. Lawrence was Managing Director of the High Yield Department for Citicorp (1984-1991).
   FRED L. HENNING, JR. (57), Vice President, is Vice President of Fidelity's fixed-income funds (1995) and Senior Vice President of FMR
(1995).
JOHN H. CARLSON (47), is Vice President of Emerging Markets Income (1996) and Strategic Income (1996), and an employee of FMR.
BETTINA E. DOULTON (31) is Vice President of Balanced (1996), and other
funds advised by FMR, and an employee     of FMR.
MARGARET L. EAGLE (46), is Vice President of High Yield and an employee of
FMR.
   KEVIN E. GRANT (35), is Vice President of Balanced (1996), Intermediate Bond (1996), and Mortgage Securities (1995), and an employee of FMR. LAWRENCE GREENBERG (33), is Vice President of Equity Growth (1996), and other funds advised by FMR, and an employee of FMR.
HARRIS LEVITON (35), is Vice President of Strategic Opportunities (1996) and an employee of FMR.
NORMAN U. LIND (39) is Vice President of Short-Intermediate Municipal Income (1995), and other funds advised by FMR, and an employee of FMR. RICHARD R. MACE Jr. (34), is Vice President of Overseas (1996), and other funds advised by FMR, and an employee of FMR.
   DAVID L. MURPHY (49), is Vice President of Intermediate Municipal Income
(1996), and other funds advised by FMR, and an employee of FMR.
GEORGE A. VANDERHEIDEN (50), is Vice President of Growth Opportunities
(1990), and other funds advised by FMR, and an employee of FMR.
   JENNIFER S. UHRIG (36), is Vice President of Mid Cap (1996), and other funds advised by FMR, and an employee of FMR.
ARTHUR S. LORING (49), Secretary, is Senior Vice President (1993) and
General Counsel of FMR, Vice Pres    ident-Legal of FMR Corp., and Vice
President and Clerk of FDC.
   KENNETH A. RATHGEBER (49), Treasurer (1995), is Treasurer of the
Fidelity funds and is an employee of FMR     (1995). Before joining FMR,
Mr. Rathgeber was a Vice President of Goldman Sachs & Co. (1978-1995), where he served in various positions, including Vice President of Proprietary Accounting (1988-1992), Global Co-Controller (1992-1994), and Chief Operations Officer of Goldman Sachs (Asia) LLC (1994-1995).
   JOHN H. COSTELLO (50), Assistant Treasurer, is an employee of FMR. LEONARD M. RUSH (50), Assistant Treasurer (1994), is an employee of FMR
(1994). Prior to becoming Assi    s   tant Treasurer of the Fidelity funds,
Mr. Rush was Chief Compliance Officer of FMR Corp. (1993-1994); Chief Financial Officer of Fidelity Brokerage Services, Inc. (1990-1993).
The following table sets forth information describing the compensation of
each current Trustee    or Member of the Advisory Board     of each fund
for his    or her services as trustee for the fiscal year ended 1996.
COMPENSATION TABLE
      Aggregate Compensation




             J. Gary     Ralph  Phyllis Richar Edward C.    E.      Donal                Gerald C. Edward Marvin  Thomas William
             Burkhead
            (dagger)     F. Cox Burke   d J.   Johnson      Bradley d       Peter S.     McDonou   H.     L. Mann R.     O.
                                Davis   Flynn  3d
                                               (dagger)     Jones   J. Kirk Lynch
                                                                            (dagger)     gh        Malone         William McCoy
                                                                                                                  s

TechnoQuant  $0          $     $        $      $0           $       $        $0          $         $      $       $
Growth**+

Overseas*    0                                  0                             0

Mid Cap**    0                                  0                             0

Equity
Growth**     0                                  0                             0

Growth       0                                  0                             0
Opportunities*

Strategic    0                                  0                             0
Opportunities***

Large Cap**  0                                  0                             0

Growth &
Income**+    0                                  0                             0

Equity
Income**     0                                  0                             0

Balanced*    0                                  0                             0

Emerging
Markets      0                                  0                             0
Income***

High Yield*  0                                  0                             0

Strategic
Income***    0                                  0                             0

Government   0                                  0                             0
Investment*

Intermediate
Bond**       0                                  0                             0

Mortgage     0                                  0                             0
Securities****

Short Fixed- 0                                  0                             0
Income*

High Income  0                                  0                             0
Municipal*

Municipal
Bond***      0                                  0                             0

Intermediate 0                                  0                             0
Municipal
Income**

Short-
Intermediate 0                                  0                             0
Municipal
Income**

New York     0                                  0                             0
Municipal
Income*

California   0                                  0                             0
Municipal
Income*


   * Fiscal period ended October 31
** Fiscal period ended November 30
*** Fiscal period ended December 31
**** Fiscal period ended July 31
***** For the fiscal year ended ____, 1996, certain of the non-interested trustee's aggregate compensation from a fund includes accrued deferred compensation as follows: [trustee name, dollar amount deferred compensation, fund name]; [trustee name, dollar amount of deferred compensation, fund name]; and [trustee name, dollar amount of deferred compensation, fund name].
+ Estimated
(dagger) Interested trustees of each fund are compensated by FMR.

                               Pension or             Estimated Annual    Total Compensation
                               Retirement Benefits    Benefits Upon       from the Fund
                               Accrued as part of     Retirement          Complex*
                               Fund Expenses          from the
                               from                   Fund Complex*
                               the Fund Complex*

J. Gary Burkhead(dagger)        $                      $                   $

Ralph F. Cox

Phyllis Burke Davis

Richard J. Flynn

Edward C. Johnson 3d(dagger)

E. Bradley Jones

Donald J. Kirk

Peter S. Lynch(dagger)

Gerald C. McDonough

Edward H. Malone

Marvin L. Mann

Thomas R. Williams

William O. McCoy


   * Information is as of December 31, 1996 for ___ funds in the complex. (dagger) Interested Trustees of each fund are compensated by FMR.
The non-interested Trustees may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of a Deferred Compensation Plan (the Plan). Under the Plan, compensation deferred by a Trustee is periodically adjusted as though an equivalent amount had been invested and reinvested in shares of one or more funds in the complex designated by such Trustee (designated securities). The amount paid to the Trustee under the Plan will be determined based upon the performance of such investments. Deferral of Trustees' fees in accordance with the Plan will have a negligible effect on a fund's assets, liabilities, and net income per share, and will not obligate the fund to retain the services of any Trustee or to pay any particular level of compensation to the Trustee. Each fund may invest in such designated securities under the Plan without shareholder approval.
   Under a retirement program that was adopted in July 1988 and modified in November 1995, each non-interested Trustee may receive payments from a Fidelity fund during his or her lifetime based on his or her basic trustee fees and length of service. The obligation of a fund to make such payments is neither secured nor funded. A trustee becomes eligible to participate in the program at the end of the calendar year in which he or she reaches age 72, provided that, at the time of retirement, he or she has served as a Fidelity fund Trustee for at least five years. Currently, Messrs. Ralph S. Saul, William R. Spaulding, Bertram H. Witham, and David L. Yunich, all former non-interested Trustees, receive retirement benefits under the program.
As of January 31, 1997, approximately ___% of [funds' names] total outstanding shares were held by [an] FMR affiliate[s]. FMR Corp. is the ultimate parent company of [this/these] FMR affiliate[s]. By virtue of his ownership interest in FMR Corp., as described in the "FMR" section on page ___, Mr. Edward C. Johnson 3d, President and Trustee of the funds, may be deemed to be a beneficial owner of these shares. As of the above date, with the exception of Mr. Johnson 3d's deemed ownership of [fund name]'s shares, the Trustees and officers of the funds owned, in the aggregate, less than ___% of each fund's total outstanding shares.
A shareholder owning of record or beneficially more than 25% of a fund's outstanding shares may be considered a controlling person. That shareholder's vote could have a more significant effect on matters presented at a shareholders' meeting than votes of other shareholders.
As of January 31, 1997, the following owned of record or beneficially 5% or more of the outstanding shares of the classes of the following Fidelity Advisor funds:

MANAGEMENT CONTRACTS
Each fund employs FMR to furnish investment advisory and other services. Under its management contract with each fund, FMR acts as investment adviser and, subject to the supervision of the Board of Trustees, directs the investments of each fund in accordance with its investment objective, policies and limitations. FMR also provides each fund with all necessary office facilities and personnel for servicing each fund's investments, compensates all officers of each fund and all Trustees who are "interested persons" of the trust or of FMR, and all personnel of each fund or FMR performing services relating to research, statistical, and investment activities.
In addition, FMR or its affiliates, subject to the supervision of the Board of Trustees, provide the management and administrative services necessary for the operation of each fund. These services include providing facilities for maintaining each fund's organization; supervising relations with custodians, transfer and pricing agents, accountants, underwriters and other persons dealing with each fund; preparing all general shareholder communications and conducting shareholder relations; maintaining each fund's records and the registration of each fund's shares under federal and state laws; developing management and shareholder services for each fund; and furnishing reports, evaluations, and analyses on a variety of subjects to the Trustees.
In addition to the management fee payable to FMR and the fees payable to the transfer agent and the pricing and bookkeeping agent, each fund pays all of its expenses, without limitation, that are not assumed by those parties. Each fund pays for the typesetting, printing, and mailing of its proxy materials to shareholders, legal expenses, and the fees of the custodian, auditor and non-interested Trustees. Although each fund's current management contract provides that each fund will pay for typesetting, printing, and mailing prospectuses, statements of additional information, notices and reports to shareholders, each trust, on behalf of each of fund, has entered into a revised transfer agent agreement, pursuant to which the transfer agent bears the costs of providing these services to existing shareholders. Other expenses paid by each fund include interest, taxes, brokerage commissions, each fund's proportionate share of insurance premiums and Investment Company Institute dues, and the costs of registering shares under federal and state securities laws. Each fund is also liable for such non-recurring expenses as may arise, including costs of any litigation to which each fund may be a party, and any obligation it may have to indemnify its officers and Trustees with respect to litigation. FMR is each fund's manager pursuant to management contracts dated and approved by shareholders on the dates shown in the table below.

FUND                                  DATE OF MANAGEMENT CONTRACT   DATE OF SHAREHOLDER APPROVAL

TechnoQuant Growth

Overseas                              1/1/93                        12/1/92

Mid Cap                               1/18/96                       1/18/96*

Equity Growth                         12/1/90                       11/14/90

Growth Opportunities                  1/1/95                        12/14/94

Strategic Opportunities               11/29/90                      9/19/90

Large Cap                             1/18/96                       1/18/96*

Growth & Income

Equity Income                         8/1/86                        7/23/86

Balanced                              1/1/95                        12/14/94

Emerging Markets Income               1/20/94                       2/10/94

High Yield                            1/1/95                        12/14/94

Strategic Income                      9/16/94                       10/14/94

Mortgage Securities                   8/1/94                        7/13/94

Government Investment                 1/1/95                        12/14/94

Intermediate Bond                     1/1/95                        12/14/94

Short Fixed-Income                    1/1/95                        12/14/94

High Income Municipal                 12/1/94                       11/16/94

Municipal Bond                        1/1/94                        12/15/93

Intermediate Municipal Income         7/1/95                        6/14/95

Short-Intermediate Municipal Income   7/1/95                        6/14/95

FUND                                  DATE OF MANAGEMENT CONTRACT   DATE OF SHAREHOLDER APPROVAL

New York Municipal Income             11/17/94                      12/8/94

California Municipal Income           12/14/95                      12/14/95*


* Approved by FMR, then the sole shareholder of the fund.
For the services of FMR under its contract, Equity Income pays FMR a monthly management fee at the annual rate of .50% of its average net assets throughout the month.
   For the services of FMR under each contract, TechnoQuant Growth, Mid Cap, Equity Growth, Large Cap, Growth & Income, Balanced, Emerging Markets Income, High Yield, Strategic Income, Mortgage Securities, Government Investment, Intermediate Bond, Short Fixed-Income, High Income Municipal,
Municipal Bond, Intermediate Munic    ipal Income, Short-Intermediate
Municipal Income, New York Municipal Income, and California Municipal Income each pays FMR a monthly management fee composed of the sum of two elements: a group fee rate and an individual fund fee rate.
For the services of FMR under each contract, Overseas, Growth Opportunities, and Strategic Opportunities each pays FMR a monthly management fee composed of the sum of two elements: a basic fee and a
performance adjust   ment based on a comparison of the performance of
Growth Opportunities and Strategic Opportunities to that of the     S&P 500
and the performance of Overseas to that of the capitalization-weighted EAFE. The capitalization weighted (cap-weighted) EAFE is an approximate representation of each country's share of the stock market value of all countries in the index.
COMPUTING THE BASIC FEE. Each fund's (except Equity Income) basic fee rate is composed of two elements: a group fee rate and an individual fund fee rate.
The group fee rate is based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts and is calculated on a cumulative basis pursuant to the graduated fee rate schedule shown below on the left. The schedule below on the right shows the effective annual group fee rate at various asset levels, which is the result of cumulatively applying the annualized rates on the left. For
example, the effective annual    fee rate at $_____ billion of group net
assets - the approximate level for ________ 1996 - was ______% for equity funds and _______% for fixed-income funds, which is the weighted average of the respective fee rates for each level of group net assets up $_______ billion.
BOND FUNDS
   The following fee schedule is the current fee schedule for all bond funds except Emerging Markets Income, Mortgage Securities, Municipal Bond and California Municipal Income.
GROUP FEE RATE SCHEDULE   EFFECTIVE ANNUAL FEE RATES

Average Group   Annualized   Group Net   Effective Annual
Assets          Rate         Assets      Fee Rate





$ 0        -     3 billion   .3700%    $ 0.5 billion   .3700%

3          -     6           .3400     25              .2664

6          -     9           .3100     50              .2188

9          -     12          .2800     75              .1986

12         -     15          .2500     100             .1869

15         -     18          .2200     125             .1793

18         -     21          .2000     150             .1736

21         -     24          .1900     175             .1690

24         -     30          .1800     200             .1652

30         -     36          .1750     225             .1618

36         -     42          .1700     250             .1587

42         -     48          .1650     275             .1560

48         -     66          .1600     300             .1536

66         -     84          .1550     325             .1514

84         -     120         .1500     350             .1494

120        -     156         .1450     375             .1476

156        -     192         .1400     400             .1459

192        -     228         .1350

228        -     264         .1300

264        -     300         .1275

300        -     336         .1250

336        -     372         .1225

Over 372                     .1200

This fee schedule has been approved by the shareholders of each bond fund except Emerging Markets Income, Mortgage Securities, Municipal Bond and California Municipal Income.
EMERGING MARKETS INCOME, MORTGAGE SECURITIES, AND MUNICIPAL BOND. The following fee schedule is the current fee schedule for Emerging Markets Income, Mortgage Securities and Municipal Bond.
GROUP FEE RATE SCHEDULE   EFFECTIVE ANNUAL FEE RATES

Average Group   Annualized   Group Net   Effective Annual
Assets          Rate         Assets      Fee Rate





$ 0        -     3 billion   .3700%    $ 0.5 billion   .3700%

3          -     6           .3400     25              .2664

6          -     9           .3100     50              .2188

9          -     12          .2800     75              .1986

12         -     15          .2500     100             .1869

15         -     18          .2200     125             .1793

18         -     21          .2000     150             .1736

21         -     24          .1900     175             .1695

24         -     30          .1800     200             .1658

30         -     36          .1750     225             .1629

36         -     42          .1700     250             .1604

42         -     48          .1650     275             .1583

48         -     66          .1600     300             .1565

66         -     84          .1550     325             .1548

84         -     120         .1500     350             .1533

120        -     174         .1450     400             .1507

174        -     228         .1400

228        -     282         .1375

282        -     336         .1350

Over 336                     .1325

On August 1, 1994, FMR voluntarily revised the group fee rate schedule for Emerging Markets Income, Mortgage Securities and Municipal Bond, and added new breakpoints, pending shareholder approval of a new management contract reflecting the additional breakpoints. The revised group fee rate schedule is identical to the above schedule for average group assets under $156 billion. For average group assets in excess of $156 billion, the group fee rate schedule voluntarily adopted by FMR is as follows:
GROUP FEE RATE SCHEDULE   EFFECTIVE ANNUAL FEE RATES

Average Group   Annualized   Group Net   Effective Annual
Assets          Rate         Assets      Fee Rate





$ 120      -     156 billion   .1450%    $150 billion   .1736%

156        -     192           .1400     175            .1690

192        -     228           .1350     200            .1652

228        -     264           .1300     225            .1618

264        -     300           .1275     250            .1587

300        -     336           .1250     275            .1560

336        -     372           .1225     300            .1536

Over 372                       .1200     325            .1514

                                         350            .1494

                                         375            .1476

                                         400            .1459

   On January 1, 1996, FMR voluntarily added new breakpoints to the (revised, in the case of Emerging Markets Income, Mortgage Securities and Municipal Bond) schedule for average group assets in excess of $372 billion, pending shareholder approval of a new management contract reflecting the additional breakpoints. The (revised, in the case of Emerging Markets Income, Mortgage Securities and Municipal Bond) group fee rate schedule and its extension provide for lower management fee rates as FMR's assets under management increase. For average group assets in excess of $372 billion, the group fee rate schedule voluntarily adopted by FMR is as follows:
GROUP FEE RATE SCHEDULE   EFFECTIVE ANNUAL FEE RATES

Average Group   Annualized   Group Net   Effective Annual
Assets          Rate         Assets      Fee Rate





$ 372      -     408 billion   .1200%   $  400 billion   .1459

408        -     444           .1175    425              .1443

444        -     480           .1150    450              .1427

480        -     516           .1125    475              .1413

Over 516                       .1100    500              .1399

                                        525              .1385

                                        550              .1372

CALIFORNIA MUNICIPAL INCOME. The following fee schedule is the current fee schedule for California Municipal Income.
GROUP FEE RATE SCHEDULE   EFFECTIVE ANNUAL FEE RATES

Average Group   Annualized   Group Net   Effective Annual
Assets          Rate         Assets      Fee Rate





$ 0        -     $3 billion   .3700%   $ 0.5 billion   .3700%

3          -     6            .3400    25              .2664

6          -     9            .3100    50              .2188

9          -     12           .2800    75              .1986

12         -     15           .2500    100             .1869

15         -     18           .2200    125             .1793

18         -     21           .2000    150             .1736

21         -     24           .1900    175             .1690

24         -     30           .1800    200             .1652

30         -     36           .1750    225             .1618

36         -     42           .1700    250             .1587

42         -     48           .1650    275             .1560

48         -     66           .1600    300             .1536

66         -     84           .1550    325             .1514

84         -     120          .1500    350             .1494

120        -     156          .1450    375             .1476

156        -     192          .1400    400             .1459

192        -     228          .1350    425             .1443

228        -     264          .1300    450             .1427

264        -     300          .1275    475             .1413

300        -     336          .1250    500             .1399

336        -     372          .1225    525             .1385

372        -     408          .1200    550             .1372

408        -     444          .1175

444        -     480          .1150

480        -     516          .1125

Over 516                      .1100

The fee schedule has been approved by the shareholders of California Municipal Income.
EQUITY FUNDS
   The following fee schedule is the current fee schedule for all equity funds (except TechnoQuant Growth, Overseas, Mid Cap, Equity Growth, Strategic Opportunities, Large Cap, Equity Income, and Growth &
Income).
GROUP FEE RATE SCHEDULE   EFFECTIVE ANNUAL FEE RATES

Average Group   Annualized   Group Net   Effective Annual
Assets          Rate         Assets      Fee Rate





$ 0        -     3 billion   .5200%    $ 0.5 billion   .5200%

3          -     6           .4900     25              .4238

6          -     9           .4600     50              .3823

9          -     12          .4300     75              .3626

12         -     15          .4000     100             .3512

15         -     18          .3850     125             .3430

18         -     21          .3700     150             .3371

21         -     24          .3600     175             .3325

24         -     30          .3500     200             .3284

30         -     36          .3450     225             .3249

36         -     42          .3400     250             .3219

42         -     48          .3350     275             .3190

48         -     66          .3250     300             .3163

66         -     84          .3200     325             .3137

84         -     102         .3150     350             .3113

102        -     138         .3100     375             .3090

138        -     174         .3050     400             .3067

174        -     210         .3000

210        -     246         .2950

246        -     282         .2900

282        -     318         .2850

318        -     354         .2800

354        -     390         .2750

Over 390                     .2700

This fee schedule has been approved by shareholders of each equity fund except TechnoQuant Growth, Overseas, Mid Cap, Equity Growth, Strategic Opportunities, Large Cap, Equity Income, and Growth & Income (see chart indicating date of management contract and date of shareholder approval). On January 1, 1996, FMR voluntarily added new breakpoints to the schedule for average group assets in excess of $390 billion, pending shareholder approval of a new management contract reflecting the additional breakpoints. The revised group fee rate schedule and its extensions provide for lower management fee rates as FMR's assets under management increase. The revised group fee rate schedule for average group assets in excess of $210 billion and up to $390 billion with additional breakpoints voluntarily adopted by FMR for average group assets in excess of $390 billion is as follows:
GROUP FEE RATE SCHEDULE   EFFECTIVE ANNUAL FEE RATES

Average Group   Annualized   Group Net   Effective Annual
Assets          Rate         Assets      Fee Rate





$ 174      -     210 billion   .3000%    $150 billion   .3371%

210        -     246           .2950     175            .3325

246        -     282           .2900     200            .3284

282        -     318           .2850     225            .3249

318        -     354           .2800     250            .3219

354        -     390           .2750     275            .3190

390        -     426           .2700     300            .3163

426        -     462           .2650     325            .3137

462        -     498           .2600     350            .3113

498        -     534           .2550     375            .3090

Over 534                       .2500     400            .3067

                                         425            .3046

                                         450            .3024

                                         475            .3003

                                         500            .2982

                                         525            .2962

                                         550            .2942

EQUITY GROWTH AND STRATEGIC OPPORTUNITIES. The following fee schedule is the current fee schedule for Equity Growth and Strategic Opportunities.
GROUP FEE RATE SCHEDULE   EFFECTIVE ANNUAL FEE RATES

Average Group   Annualized   Group Net   Effective Annual
Assets          Rate         Assets      Fee Rate





$ 0        -     3 billion   .5200%    $ 0.5 billion   .5200%

3          -     6           .4900     25              .4238

6          -     9           .4600     50              .3823

9          -     12          .4300     75              .3626

12         -     15          .4000     100             .3512

15         -     18          .3850     125             .3430

18         -     21          .3700     150             .3371

21         -     24          .3600     175             .3325

24         -     30          .3500     200             .3284

30         -     36          .3450     225             .3253

36         -     42          .3400     250             .3223

42         -     48          .3350     275             .3198

48         -     66          .3250     300             .3175

66         -     84          .3200     325             .3153

84         -     102         .3150     350             .3133

102        -     138         .3100

138        -     174         .3050

174        -     228         .3000

228        -     282         .2950

282        -     336         .2900

Over 336                     .2850

Under each fund's current management contract with FMR, the group fee rate is based on a schedule with breakpoints ending at .3100% for average group assets in excess of $102 billion. The group fee rate breakpoints shown above for average group assets in excess of $138 billion and under $228 billion were voluntarily adopted by FMR on January 1, 1992. The additional breakpoints shown above for average group assets in excess of $228 billion were voluntarily adopted by FMR on November 1, 1993.
On August 1, 1994, FMR voluntarily revised the prior extensions to the group fee rate schedule, and added new breakpoints for average group assets in excess of $210 billion and under $390 billion as shown in the schedule below. The revised group fee rate schedule was identical to the above schedule for average group assets under $210 billion. For average group assets in excess of $210 billion, the group fee rate schedule voluntarily adopted by FMR is as follows:
GROUP FEE RATE SCHEDULE   EFFECTIVE ANNUAL FEE RATES

Average Group   Annualized   Group Net   Effective Annual
Assets          Rate         Assets      Fee Rate





$ 138      -     174 billion   .3050%    $150 billion   .3371%

174        -     210           .3000     175            .3325

210        -     246           .2950     200            .3284

246        -     282           .2900     225            .3249

282        -     318           .2850     250            .3219

318        -     354           .2800     275            .3190

354        -     390           .2750     300            .3163

Over 390                       .2700     325            .3137

                                         350            .3113

                                         375            .3090

                                         400            .3067

On January 1, 1996, FMR voluntarily added new breakpoints to the revised schedule for average group assets in excess of $390 billion, pending shareholder approval of a new management contract reflecting the revised schedule and additional breakpoints. The revised group fee rate schedule and its extensions provide for lower management fee rates as FMR's assets under management increase. The revised group fee rate schedule for average group assets in excess of $210 billion and up to $390 billion with additional breakpoints voluntarily adopted by FMR for average group assets in excess of $390 billion is as follows:
GROUP FEE RATE SCHEDULE   EFFECTIVE ANNUAL FEE RATES

Average Group   Annualized   Group Net   Effective Annual
Assets          Rate         Assets      Fee Rate





$ 174      -     210 billion   .3000%    $150 billion   .3371%

210        -     246           .2950     175            .3325

246        -     282           .2900     200            .3284

282        -     318           .2850     225            .3249

318        -     354           .2800     250            .3219

354        -     390           .2750     275            .3190

390        -     426           .2700     300            .3163

426        -     462           .2650     325            .3137

462        -     498           .2600     350            .3113

498        -     534           .2550     375            .3090

Over 534                       .2500     400            .3067

                                         425            .3046

                                         450            .3024

                                         475            .3003

                                         500            .2982

                                         525            .2962

                                         550            .2942

OVERSEAS. The following fee schedule is the current fee schedule for
Overseas.
GROUP FEE RATE SCHEDULE   EFFECTIVE ANNUAL FEE RATES

Average Group   Annualized   Group Net   Effective Annual
Assets          Rate         Assets      Fee Rate





$ 0        -     3 billion   .5200%    $ 0.5 billion   .5200%

3          -     6           .4900     25              .4238

6          -     9           .4600     50              .3823

9          -     12          .4300     75              .3626

12         -     15          .4000     100             .3512

15         -     18          .3850     125             .3430

18         -     21          .3700     150             .3371

21         -     24          .3600     175             .3325

24         -     30          .3500     200             .3284

30         -     36          .3450     225             .3253

36         -     42          .3400     250             .3223

42         -     48          .3350     275             .3198

48         -     66          .3250     300             .3175

66         -     84          .3200     325             .3153

84         -     102         .3150     350             .3133

102        -     138         .3100

138        -     174         .3050

174        -     228         .3000

228        -     282         .2950

282        -     336         .2900

Over 336                     .2850

Under the fund's current management contract with FMR, the group fee rate is based on a schedule with breakpoints ending at .3000% for average group assets in excess of $174 billion. Prior to January 1, 1993, the group fee rate breakpoints shown above for average group assets in excess of $138 billion and under $228 billion were voluntarily adopted by FMR on January 1, 1992. The additional breakpoints shown above for average group assets in excess of $228 billion were voluntarily adopted by FMR on November 1, 1993. On August 1, 1994, FMR voluntarily revised the prior extensions to the group fee rate schedule, and added new breakpoints. The revised group fee rate schedule is identical to the above schedule for average group assets under $210 billion. For average group assets in excess of $210 billion, the group fee rate schedule voluntarily adopted by FMR is as follows:
GROUP FEE RATE SCHEDULE   EFFECTIVE ANNUAL FEE RATES

Average Group   Annualized   Group Net   Effective Annual
Assets          Rate         Assets      Fee Rate





$ 138      -     174 billion   .3050%    $150 billion   .3371%

174        -     210           .3000     175            .3325

210        -     246           .2950     200            .3284

246        -     282           .2900     225            .3249

282        -     318           .2850     250            .3219

318        -     354           .2800     275            .3190

354        -     390           .2750     300            .3163

Over 390                       .2700     325            .3137

                                         350            .3113

                                         375            .3090

                                         400            .3067

On January 1, 1996, FMR voluntarily added new breakpoints to the revised schedule for average group assets in excess of $390 billion, pending shareholder approval of a new management contract reflecting the revised schedule and additional breakpoints. The revised group fee rate schedule and its extensions provide for lower management fee rates as FMR's assets under management increase. For average group assets in excess of of $210 billion, the revised group fee rate schedule with additional breakpoints voluntarily adopted by FMR is as follows:
GROUP FEE RATE SCHEDULE   EFFECTIVE ANNUAL FEE RATES

Average Group   Annualized   Group Net   Effective Annual
Assets          Rate         Assets      Fee Rate





$ 174      -     210 billion   .3000%    $150 billion   .3371%

210        -     246           .2950     175            .3325

246        -     282           .2900     200            .3284

282        -     318           .2850     225            .3249

318        -     354           .2800     250            .3219

354        -     390           .2750     275            .3190

390        -     426           .2700     300            .3163

426        -     462           .2650     325            .3137

462        -     498           .2600     350            .3113

498        -     534           .2550     375            .3090

Over 534                       .2500     400            .3067

                                         425            .3046

                                         450            .3024

                                         475            .3003

                                         500            .2982

                                         525            .2962

                                         550            .2942

TECHNOQUANT GROWTH, MID CAP, LARGE CAP AND GROWTH & INCOME. The following fee schedule is the current fee schedule for TechnoQuant Growth, Mid Cap, Large Cap and Growth & Income.
GROUP FEE RATE SCHEDULE   EFFECTIVE ANNUAL FEE RATES

Average Group   Annualized   Group Net   Effective Annual
Assets          Rate         Assets      Fee Rate





$ 0        -     3 billion   .5200%    $ 0.5 billion   .5200%

3          -     6           .4900     25              .4238

6          -     9           .4600     50              .3823

9          -     12          .4300     75              .3626

12         -     15          .4000     100             .3512

15         -     18          .3850     125             .3430

18         -     21          .3700     150             .3371

21         -     24          .3600     175             .3325

24         -     30          .3500     200             .3284

30         -     36          .3450     225             .3249

36         -     42          .3400     250             .3219

42         -     48          .3350     275             .3190

48         -     66          .3250     300             .3163

66         -     84          .3200     325             .3137

84         -     102         .3150     350             .3113

102        -     138         .3100     375             .3090

138        -     174         .3050     400             .3067

174        -     210         .3000     425             .3046

210        -     246         .2950     450             .3024

246        -     282         .2900     475             .3003

282        -     318         .2850     500             .2982

318        -     354         .2800     525             .2962

354        -     390         .2750     550             .2924

390        -     426         .2700

426        -     462         .2650

462        -     498         .2600

498        -     534         .2550

Over 534                     .2500

   This fee schedule has been approved by the shareholders of each of TechnoQuant Growth, Mid Cap, Large Cap and Growth & Income.
The individual fund fee rates for each fund (except Equity Income) are set forth in the following chart. Based on the average group net assets of the funds advised by FMR for January 1997, the annual basic fee rate would be calculated as follows:

                                Group Fee Rate         Individual Fund Fee Rate         Basic Fee Rate

TechnoQuant Growth              %                +     0.30%                      =     %

Overseas                        %                +     0.45%                      =     %

Mid Cap                         %                +     0.30%                      =     %

Equity Growth                   %                +      0.30%*                    =     %

Growth Opportunities            %                +     0.30%                      =     %

Strategic Opportunities         %                +     0.30%                      =     %

Large Cap                       %                +     0.30%                      =     %

Growth & Income                 %                +         0.20%                  =     %

Balanced                        %                +        0.15%**                 =     %

Emerging Markets Income         %                +     0.55%                      =     %

High Yield                      %                +     0.45%                      =     %

Strategic Income                %                +     0.45%                      =     %

Mortgage Securities             %                +     0.30%                      =     %

Government Investment           %                +     0.30%                      =     %

Intermediate Bond               %                +     0.30%                      =     %

Short Fixed-Income              %                +     0.30%                      =     %

High Income Municipal           %                +     0.25%                      =     %

Municipal Bond                  %                +     0.25%                      =     %

Intermediate Municipal Income   %                +     0.25%                      =     %

Short-Intermediate Municipal    %                +     0.25%                      =     %
Income

New York Municipal Income       %                +     0.25%                      =     %

California Municipal Income     %                +     0.25%                      =     %


* Effective August 1, 1994, FMR voluntarily agreed to reduce the individual fund fee rate from 0.33% to 0.30%. If this reduction were not in effect during the fiscal year ended 1996, the total management fee would have been ___%.
** Effective August 1, 1996, FMR voluntarily agreed to reduce the individual fund fee rate from 0.20% to 0.15%. If this reduction were not in effect the total management fee would have been ____%.
One-twelfth (1/12) of this annual basic fee or management fee, as applicable, rate is applied to each fund's net assets averaged for the most recent month, giving a dollar amount, which is the fee for that month. COMPUTING THE PERFORMANCE ADJUSTMENT. The basic fee for Strategic Opportunities, Overseas, and Growth Opportunities is subject to upward or downward adjustment, depending upon whether, and to what extent, the investment performance of each applicable fund for the performance period exceeds, or is exceeded by, the record of the S&P 500 (Strategic Opportunities and Growth Opportunities), or the cap-weighted EAFE (Overseas) (the Indices) over the same period. The performance period consists of the most recent month plus the previous 35 months. Each percentage point of difference, calculated to the nearest 1.0% (up to a maximum difference of (plus/minus)10.00) is multiplied by a performance adjustment rate of 0.02%. Thus, the maximum annualized adjustment rate is (plus/minus)0.20%. This performance comparison is made at the end of each month. One-twelfth of this rate is then applied to each fund's average net assets for the entire performance period, giving the dollar amount which will be added to (or subtracted from) the basic fee. For each fund, investment performance will be measured separately for each class of shares offered by that fund and the least of the results obtained will be used in calculating the performance adjustment to the management fee paid by the fund.
Each class's performance is calculated based on change in NAV. For purposes of calculating the performance adjustment, any dividends or capital gain distributions paid by each class are treated as if reinvested in that class's shares at the NAV as of the record date for payment. The record of each Index is based on change in value and is adjusted for any cash distributions from the companies whose securities compose the Index. Because the adjustment to the basic fee is based on each fund's performance compared to the investment record of the applicable Index, the controlling factor is not whether each fund's performance is up or down per se, but whether it is up or down more or less than the record of the Index. Moreover, the comparative performance of each fund is based solely on the relevant performance period without regard to the cumulative performance over a longer or shorter period of time.
The table below shows the management fees paid to FMR (including the amount of the performance adjustment); the dollar amount of negative or positive performance adjustments, if applicable; and the net management fee as a percentage of each fund's average net assets for the three most recent fiscal years.

                             FISCAL YEAR   MANAGEMENT FEE+   PERFORMANCE ADJUSTMENT   MANAGEMENT FEE
                             ENDED                                                    AS A PERCENTAGE OF
                                                                                      AVERAGE NET ASSETS

OVERSEAS                     10/31

1996                                        $                 $  (upward)             %

1995                                         5,589,729         307,727 (upward)       0.81

1994                                         3,435,695         133,032 (upward)       0.80

MID CAP                      11/30

1996*                                                          N/A

EQUITY GROWTH                11/30

1996                                                           N/A

1995                                         12,057,390        N/A                    0.61

1994                                         6,567,305         N/A                    0.64

GROWTH OPPORTUNITIES         10/31

1996                                        $                 $  (upward)

1995                                         46,903,758        5,210,490 (upward)     0.69

1994                                         22,087,985        2,130,192 (upward)     0.69

STRATEGIC OPPORTUNITIES+++   12/31

1996                                        $                 $  (upward)

1995                                         3,510,812         91,269 (upward)        0.62

10/1/94 - 12/31/94                           682,856           37,843 (upward)        0.67***

10/1/93 - 9/30/94                            2,582,584         359,674 (upward)       0.72

LARGE CAP                    11/30

1996*                                                          N/A

EQUITY INCOME                11/30

1996                                        $                 $ N/A

1995                                         4,257,045         N/A                    0.50

1994                                         1,392,206         N/A                    0.50

BALANCED                      10/31

1996                                        $                 $ N/A

1995                                         17,383,377        N/A                    0.51

1994                                         13,325,884        N/A                    0.52

EMERGING MARKETS INCOME      12/31

1996                                        $                 $ N/A

1995                                         283,122           N/A                    0.70

1994++                                       122,088           N/A                    0.70

HIGH YIELD                   10/31

1996                                        $                 $ N/A

1995                                         5,796,415         N/A                    0.60

1994                                         3,737,959         N/A                    0.60

STRATEGIC INCOME             12/31

1996                                        $                 $ N/A

1995                                         277,990           N/A                    0.60

1994++                                       10,348            N/A                    0.60

GOVERNMENT INVESTMENT        10/31

1996                                        $                 $ N/A

1995                                         766,114           N/A                    0.45

1994                                         422,255           N/A                    0.46

INTERMEDIATE BOND            11/30

1996                                        $                 $ N/A

1995                                         1,703,722         N/A                    0.45

1994                                         1,180,785         N/A                    0.41

MORTGAGE SECURITIES          7/31

1996                                        $                 $ N/A

1995                                                           N/A

1994                                                           N/A

SHORT FIXED-INCOME           10/31

1996                                        $                 $ N/A

1995                                        $ 2,889,187        N/A                    0.45%

1994                                         3,713,144         N/A                    0.46

HIGH INCOME MUNICIPAL        10/31

1996                                        $                 $ N/A

1995                                         2,289,466         N/A                    0.40

1994                                         2,257,113         N/A                    0.41

MUNICIPAL BOND               12/31

1996                                        $                 $ N/A

1995                                         4,282,000         N/A                    0.40

1994                                         4,605,000         N/A                    0.41

INTERMEDIATE MUNICIPAL       11/30
INCOME

1996                                        $                 $ N/A

1995                                         292,469           N/A                    0.40

1994                                         286,027           N/A                    0.41

SHORT-INTERMEDIATE           11/30
MUNICIPAL INCOME

1996                                        $                 $ N/A

1995                                         79,349            N/A                    0.40

1994++                                       31,109            N/A                    0.41

NEW YORK MUNICIPAL           10/31
INCOME

1996                                        $                 $ N/A

1995*                                        2,203**           N/A                    0.39***

CALIFORNIA MUNICIPAL         10/31
INCOME

1996*                                        **                N/A


* Calculations are from the commencement of operations. Mid Cap, Large Cap, New York Municipal Income and California Municipal Income commenced operation on February 20, 1996, February 20, 1996, August 21, 1995 and February 20, 1996, respectively.
** Before reimbursement
*** Annualized
+ Management fee includes performance adjustments for Overseas, Growth Opportunities, and Strategic Opportunities.
++ Emerging Markets Income, Strategic Income, Short-Intermediate Municipal Income, and New York Municipal Income commenced operations on March 10, 1994, October 31, 1994, March 16, 1994, and August 21, 1995, respectively. Management fee percentages for these funds are annualized.
+++ Strategic Opportunities' fiscal year end changed from September 30 to December 31 as of November 9, 1994.
FMR may, from time to time, voluntarily reimburse all or a portion of a class's operating expenses (exclusive of interest, taxes, brokerage commissions, and extraordinary expenses). FMR retains the ability to be repaid for these expense reimbursements in the amount that expenses fall below the limit prior to the end of the fiscal year. Expense reimbursement by FMR will increase each class's total returns and yield and repayment of the reimbursement by each class will lower its total returns and yield.
To comply with the California Code of Regulations, FMR will reimburse each fund if and to the extent that the fund's aggregate annual operating expenses exceed specified percentages of its average net assets. The applicable percentages are 2 1/2% of the first $30 million, 2% of the next $70 million, and 1 1/2% of average net assets in excess of $100 million. When calculating each fund's expenses for purposes of this regulation, each fund may exclude interest, taxes, brokerage commissions, and extraordinary expenses, as well as a portion of its distribution plan expenses and custodian fees attributable to investments in foreign securities.
SUB-ADVISERS.    On behalf of TechnoQuant Growth, Mid Cap, Equity Growth,
Growth Opportunities, Strategic Opportunities, Large Cap, Growth & Income, Equity Income, Balanced, High Yield, Intermediate Bond, Mortgage Securities and Short Fixed-Income, FMR has entered into sub-advisory
agreements with FMR U.K. and FMR Far East. O    n behalf of Overseas, FMR
has entered into sub-advisory agreements with FMR U.K., FMR Far East, and
FIIA. FIIA, in    turn, has entered into a sub-advisory agreement with
FIIAL U.K. On behalf of Emerging Markets Income and Strategic     Income,
FMR has entered into sub-advisory agreements with FMR U.K., FMR Far East, FIJ, and FIIA. FIIA, in turn, has entered into a sub-advisory agreement with FIIAL U.K. Pursuant to the sub-advisory agreements, FMR may receive investment advice and research services outside the United States from the sub-advisers.
O   n behalf of TechnoQuant Growth, Overseas, Mid Cap, Growth
Opportunities, Large Cap, Growth & Income, Balanced, Emerging Markets Income, High Yield, Strategic Income, Intermediate Bond, Mortgage Securities and Short Fixed-Income, FMR may also grant FMR U.K. and FMR Far
East investment management authority as well as the     authority to buy
and sell securities if FMR believes it would be beneficial to the funds. Currently, FMR U.K., FMR Far East, FIJ, FIIA, and FIIAL U.K. each focuses on issuers in countries other than the United States such as those in Europe, Asia, and the Pacific Basin.
FMR U.K. and FMR Far East, which were organized in 1986, are wholly owned subsidiaries of FMR. FIJ and FIIA are wholly owned subsidiaries of Fidelity International Limited (FIL), a Bermuda company formed in 1968 which primarily provides investment advisory services to non-U.S. investment companies and institutional investors investing in securities throughout the world. Edward C. Johnson 3d, Johnson family members, and various trusts for the benefit of the Johnson family own, directly or indirectly, more than 25% of the voting common stock of FIL. FIJ was organized in Japan in 1986. FIIA was organized in Bermuda in 1983. FIIAL U.K. was organized in the United Kingdom in 1984, and is a wholly owned subsidiary of Fidelity International Management Holdings Limited, an indirect wholly owned subsidiary of FIL.
Under the sub-advisory agreements, FMR pays the fees of FMR U.K., FMR Far East, FIJ, and FIIA. FIIA, in turn, pays the fees of FIIAL U.K. For providing non-discretionary investment advice and research services the sub-advisers are compensated as follows:
FMR pays FMR U.K. and FMR Far East fees equal to 110% and 105%, respectively, of FMR U.K.'s and FMR Far East's costs incurred in connection with providing investment advice and research services.
FMR pays FIIA and FIJ fees equal to 30% of FMR's monthly management fee with respect to the average net assets held by the fund for which the sub-adviser has provided FMR with investment advice and research services. FIIA pays FIIAL U.K. a fee equal to 110% of FIIAL U.K.'s costs incurred in connection with providing investment advice and research services.
   On behalf of TechnoQuant Growth, Overseas, Mid Cap, Growth Opportunities, Large Cap, Growth & Income, Balanced, Emerging Markets Income, High Yield, Strategic Income, Intermediate Bond, Mortgage Securities and Short Fixed-Income for providing discretionary investment management and executing portfolio transactions, the sub-advisers are compensated as follows:
FMR pays FMR U.K., FMR Far East, FIJ, and FIIA a fee equal to 50% of its monthly management fee (including any performance adjustment, if applicable) with respect to the fund's average net assets managed by the sub-adviser on a discretionary basis.
FIIA pays FIIAL U.K. a fee equal to 110% of FIIAL U.K.'s costs incurred in connection with providing discretionary investment management services.
   The table below shows the fees paid by FMR to FMR U.K., FMR Far East, FIIA, and FIJ, and by FIIA to FIIAL U.K. for providing investment advice and research services with respect to certain of the funds for the fiscal periods ended 1996, 1995, and 1994.
The other funds paid no investment sub-advisory fees for the fiscal periods ended ____, 1995, and 1994.
FEES PAID TO FOREIGN SUB-ADVISERS



FUND                       FEES PAID BY FMR TO FMR U.K.        FEES PAID BY FMR TO FMR FAR EAST

                           1996        1995       1994         1996       1995       1994

Overseas                    $ 541,988  $ 364,803  $ 153,288    $ 550,513  $ 352,004  $ 174,129

Mid Cap                                N/A        N/A                     N/A        N/A

Equity Growth                          31,519     13,191                  30,883     15,192

Growth Opportunities         642,845   212,175    67,818       645,049    203,140    82,741

Strategic Opportunities                5,261      7,794*                  5,862      7,712*
                                                  7,352**                            7,701**

Large Cap                              N/A        N/A                     N/A        N/A

Equity Income                          23,713     12,197                  23,140     13,970

Balanced                     235,847   330,971    248,936      251,109    304,870    299,094

Emerging Markets            $          $   N/A    $ N/A        $          N/A        $ N/A
Income

High Yield                  $          $   N/A    $ N/A        $          N/A        $ N/A

Strategic Income            $          $   N/A    $ N/A        $          N/A        $ N/A

Mortgage Securities         $          $   N/A    $ N/A        $          N/A        $ N/A

Intermediate Bond           $          $   N/A    $ N/A        $          N/A        $ N/A

Short Fixed-Income          $          $   N/A    $ N/A        $          N/A        $ N/A



TOTAL                       $          $ 978,314  $ 513,174    $          $ 929,620  $ 603,471


* From 10/1/93 - 9/30/94.
** From 10/1/94 - 12/31/94.
   [to be confirmed: No fees were paid to FIJ, FIIA, and FIIAL U.K. for fiscal periods ended 1996, 1995 and 1994.]
CONTRACTS WITH FMR AFFILIATES
   FIIOC, an affiliate of FMR, is transfer, dividend disbursing, and shareholder servicing agent for Class A, Class T, Class B, and the Institutional Class shares of the taxable funds. FSC, an affiliate of FMR, is the transfer, dividend disbursing, and shareholder servicing agent for
the Initial Class shares of the taxable funds.     UMB is the transfer,
dividend disbursing, and shareholder    servicing agent for Class A, Class
T, Class B, the Institutional Class, and the Initial Class shares of the municipal funds. UMB has entered into sub-contracts with FIIOC and FSC pursuant to which FIIOC performs transfer, dividend disbursing, and shareholder services for Class A, Class T, Class B and the Institutional Class and FSC performs transfer agent and shareholder servicing functions for the Initial Class of the municipal funds. Under these arrangements,
FIIOC     and FSC receive an annual account fee and an asset-based fee each based on account size and fund type for each retail account and certain institutional accounts. With respect to certain institutional retirement accounts, FIIOC and FSC receive an annual account fee and an asset-based fee based on account type or fund type. These annual account fees are subject to increase based on postal rate changes. The asset-based fees of
the growth and growth and income funds are    subject to adjustment if the
year-to-date total return of the S&P 500 exceeds positive or     negative
15%. FIIOC and FSC also collect small account fees from certain accounts with balances of less than $2,500.
   FIIOC and FSC bear the expense of typesetting, printing, and mailing prospectuses, statements of additional information, and all other reports, notices, and statements to shareholders, with the exception of proxy statements. Also, FIIOC and FSC as applicable, pay out-of-pocket expenses associated with providing transfer agent services.
FSC also performs the calculations necessary to determine NAV and dividends for Class A, Class T, Class B, the Institutional Class, and the Initial Class of each taxable fund, maintains each taxable fund's accounting records, and administers each taxable fund's securities lending program. UMB has an additional sub-contract with FSC pursuant to which FSC performs the calculations necessary to determine the NAV and dividends for the Class A, Class T, Class B, the Institutional Class, and the Initial Class of each municipal fund, and maintains the accounting records for each municipal
fund.     The annual fee rates for these pricing and bookkeeping services are based on each fund's average net assets, specifically, 0.0600% (equity funds), 0.0750% (international funds), 0.0400% (fixed-income funds), or 0.0750% (high yield funds) for the first $500 million of average net assets and 0.0300% (equity funds) 0.0375% (international funds), 0.0200% (fixed-income funds) or 0.0375% (high yield funds) for average net assets in excess of $500 million. Prior to January 1, 1996, the annual fee rates for pricing and bookkeeping services for the international funds and high yield funds were based on each fund's average net assets, specifically, 0.0600% and 0.0400% respectively, for the first $500 million of average net assets, and 0.0300% and 0.0200%, respectively, for average net assets in excess of $500 million. The fee is limited to a minimum of $60,000 and a maximum of $800,000 per year. Pricing and bookkeeping fees, including reimbursement for out-of-pocket expenses, paid by the funds for the past three fiscal years were as follows:
FUND                                  1996   1995                 1994



Overseas                               $      $ 358,827            $ 251,241

Mid Cap                                                   N/A       N/A

Equity Growth                                  680,671              461,039

Growth Opportunities                           764,407              758,343

Strategic Opportunities                        315,623            61,356**
                                                                  215,648***

Large Cap                                                 N/A       N/A

Equity Income                                  404,628              168,364

Balanced                                       758,290              750,743

Emerging Markets Income                        45,004             36,412*

High Yield                                     296,724              223,567

Strategic Income                               45,067             7,500*

Government Investment                          68,665               46,218

Intermediate Bond                              151,940              118,125

Mortgage Securities

Short Fixed-Income                             231,369              264,455

High Income Municipal                          229,551              220,222

Municipal Bond                                 346,000              362,000

Intermediate Municipal Income                  48,976               48,062

Short-Intermediate Municipal Income            46,467             31,953*

New York Municipal Income                     8,710*              N/A

California Municipal Income                                 N/A   N/A

   * Emerging Markets Income, Strategic Income, and Short-Intermediate Municipal Income commenced operations on March 10, 1994, October 31, 1994, and March 16, 1994, respectively. New York Municipal Income commenced operations on August 21, 1995.
** From 10/1/94 - 12/31/94.
*** From 10/1/93 - 9/30/94.
FSC also receives fees for administering each taxable fund's securities
lending program. Securities lending fees are    based on the number and
duration of individual securities loans. For the fiscal years ended 1996, 1995, and 1994, the taxable funds incurred no securities lending fees.
For the municipal funds, the transfer agent fees and charges, and pricing and bookkeeping fees described above are paid to FIIOC and FSC, respectively, by UMB, which is entitled to reimbursement from the class or the fund, as applicable, for these expenses.
Each fund has a distribution agreement with FDC, a Massachusetts corporation organized on July 18, 1960. FDC is a broker-dealer registered under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. The distribution agreements call for FDC to use all reasonable efforts, consistent with its other business, to secure purchasers for shares of each fund, which are continuously
offered. Promotional and administrative    expenses in connection with the
offer and sale of shares are paid by FMR. The table below shows the sales charge revenue paid to, and retained by FDC, for the following fiscal periods.

                                                  SALES CHARGE REVENUE                      CDSC REVENUE

                           FISCAL YEAR            AMOUNT PAID            AMOUNT RETAINED    AMOUNT PAID    AMOUNT RETAINED
                           ENDED                  TO FDC                 BY FDC             TO FDC         BY FDC

OVERSEAS                   Oct. 31, 1996           $                      $                  $              $

                            1995                   $ 4,446,941            $ 692,471           333            333

                           1994                     9,596,831              1,436,765        N/A            N/A

MID CAP                    Nov. 30,
                               1996****

                           1995                              N/A           N/A              N/A            N/A

                           1994                              N/A           N/A              N/A            N/A

EQUITY GROWTH              Nov. 30, 1996

                           1995                     13,514,763             2,048,524        N/A            N/A

                           1994                     9,353,000              1,397,000        N/A            N/A

GROWTH OPPORTUNITIES       Oct. 31, 1996

                            1995                    73,545,428             11,459,421       N/A            N/A

                           1994                     47,564,000             7,108,000        N/A            N/A

STRATEGIC OPPORTUNITIES    Dec. 31, 1996

                            1995                    1,885,188              146,708            40,916         40,916

                           Dec. 31, 1994            553,970*               231,911            12,307         12,307
                           Sep. 30, 1994            2,986,131**            447,011            409            409

LARGE CAP                  Nov. 30,
                           1996****

                           1995                              N/A           N/A              N/A            N/A

                           1994                              N/A           N/A              N/A            N/A

EQUITY INCOME              Nov. 30, 1996

                            1995                    10,583,118             1,676,479          127,493        127,493

                           1994                     2,450,544              352,678            30,093         30,093

BALANCED                   Oct. 31, 1996

                            1995                    10,070,941             1,674,121        N/A            N/A

                           1994                     37,018,000             6,291,000        N/A            N/A

EMERGING MARKETS INCOME    Dec. 31, 1996

                            1995                    465,187                245,371            12,203         12,203

                           1994                     406,046                59,134             2,877          2,877

HIGH YIELD                 Oct. 31, 1996

                            1995                    8,787,240              1,328,830          75,583         75,583

                           1994                     8,980,127              1,342,482          15,765         15,765

STRATEGIC INCOME           Dec. 31, 1996

                           1995                     842,000                100,905            23,689         23,689

                           1994                     197,904                0                  9,542          9,542

GOVERNMENT INVESTMENT      Oct. 31, 1996

                            1995                    954,672                144,831            10,268         10,268

                           1994                     996,242                168,939            978            978

INTERMEDIATE BOND          Nov. 30, 1996

                           1995                     1,297,536              198,826            20,310         20,310

                           1994                     1,598,883              237,647            1,279          1,279

MORTGAGE SECURITIES        July 31, 1996

                           1995

                           1994

SHORT FIXED-INCOME         Oct. 31, 1996

                            1995                    786,085                167,907          N/A            N/A

                           1994                     4,396,909              877,639          N/A            N/A

HIGH INCOME MUNICIPAL      Oct. 31, 1996

                                                  SALES CHARGE REVENUE                      CDSC REVENUE

                           FISCAL YEAR            AMOUNT PAID            AMOUNT RETAINED    AMOUNT PAID    AMOUNT RETAINED
                           ENDED                  TO FDC                 BY FDC             TO FDC         BY FDC



                            1995                    2,247,388              353,128            39,695         39,695

                           1994                     6,327,614              1,038,989          0              0

MUNICIPAL BOND             Dec. 31, 1996

                           1995

                           1994

INTERMEDIATE MUNICIPAL     Nov. 30, 1996
INCOME

                           Nov. 30, 1995            375,591                141,432            1,449          1,449

                           1994                     635,031                96,813             0              0

SHORT INTERMEDIATE         Nov. 30, 1996
MUNICIPAL INCOME

                            1995                    316,185                239,796          N/A            N/A

                           1994                     122,128                13,369           N/A            N/A


NEW YORK           Oct. 31, 1996       $ 0   $ 0   N/A   N/A
MUNICIPAL INCOME

                    1995***             0    $ 0   N/A   N/A

                    1994               N/A   N/A   N/A   N/A

CALIFORNIA         Oct. 31, 1996****               N/A   N/A
MUNICIPAL INCOME

                    1995               N/A   N/A   N/A   N/A

                    1994               N/A   N/A   N/A   N/A

* For the fiscal period October 1, 1994 through December 31, 1994
** For the fiscal period October 1, 1993 through September 30, 1994
*** For the fiscal period August 21, 1995 through October 31, 1995
**** For the fiscal period February 20, 1996 through October 31, 1996 DISTRIBUTION AND SERVICE PLANS
   The Trustees have approved Distribution and Service Plans on behalf of each class of shares of the funds, except Strategic Opportunities: Initial Class, (the Plans) pursuant to Rule 12b-1 under the 1940 Act (the Rule).
The Rule pr    ovides in substance that a mutual fund may not engage
directly or indirectly in financing any activity that is primarily intended
to result in the sale of shares of    the     fund except pursuant to a
plan approved on behalf of the fund under the Rule.    The Plans, as
approved by the Trustees, allow Class A, Class T, Class B, Institutional Class and Initial Class shares of the funds and FMR to incur certain expenses that might be considered to constitute direct or indirect payment
by the     funds of distribution expenses.
Pursuant to the Class A Plans, FDC is paid a distribution fee as a
percentage of Class A's average net assets at an annual    rate of up to
0.75% for each of TechnoQuant Growth, Overseas, Mid Cap, Equity Growth, Growth Opportunities, Strategic Opportunities, Large Cap, Growth & Income, Equity Income, and Balanced (the Equity Funds); and up to 0.40% for each
of     Emerging Markets Income, High Yield, Strategic Income, Government
Investment, Mortgage Securities, High Income Mu   nicipal, Municipal Bond,
New York Municipal Income, and California Municipal Income (the Bond Funds), Intermediate Bond and Intermediate Municipal Income (the Intermediate-Term Bond Funds) and Short-Intermediate Municipal Income
and     Short Fixed-Income (the Short-Term Bond Funds). Pursuant to the
Class T Plans, FDC is paid a distribution fee as a    percentage of Class
T's average net assets at an annual rate of up to 0.75% for each of TechnoQuant Growth, Equity Growth, Mid Cap, Large Cap, Growth & Income, and Equity Income; up to 0.65% for each of Overseas, Growth Opportunities, Strategic Opportunities, and Balanced; up to 0.40% for each of Emerging Markets Income, High Yield, Strategic Income, Intermediate Bond, Mortgage Securities, Government Investment, High Income Municipal, Municipal Bond, Short-Intermediate Municipal Income, Intermediate Municipal Income, New York Municipal Income, and California Municipal Income; and up to 0.15% for Short Fixed-Income. Pursuant to the Class B Plans, FDC is paid a distribution fee as a percentage of Class B's average net assets at an annual rate of up to 0.75% for each fund with Class B shares. For the purpose of calculating the distribution fees, average net assets are
determined    at     the close of business on each day throughout the
month, but excluding assets attributable to Class T shares of Equity Growth, Equity Income, Emerging Markets Income, Strategic Opportunities,
and Overseas purchased more than 144 months prior to such day    and to
Class B shares of Equity Income, Emerging Markets Income, and Strategic
Opportunities purchased more than 144 months prior to such day    .
Currently, the Trustees have approved a distribution fee for Class A at an annual rate of 0.25% for each of the Equity Funds and 0.15% for each of the
Bond Funds, the Intermediate-Term Bond Funds, and    the     Short-Term
Bond Funds. Currently, the Trustees have approved a distribution fee for
Class T at an annual rate of 0.50% for    each of     the Equity Funds;
0.25% for    each of     the Bond Funds and the Intermediate-Term Bond
Funds; and 0.15% for    each of     the Short-Term Bond Funds.
Cur   rently, the Trustees have approved a distribution fee for Class B at
an annual rate of 0.75% for each of the Equity Funds and     0.65% for
   each of     the Bond Funds and the Intermediate-Term Bond Funds. These
fee    rates     may be increased only when, in the opinion of the
Trustees, it is in the best interests of the shareholders of the applicable class to do so. Class B of each fund also pays investment professionals a service fee at an annual rate of 0.25% of its average daily net assets determined at the close of business on each day throughout the month for personal service and/or the maintenance of shareholder accounts.
   The tables below show the distribution fees paid for Class A shares for the fiscal years ended 1996 (Class A shares were not offered prior to September 3, 1996), for Class T shares for the fiscal years ended 1996, 1995, and 1994, and for Class B shares for the fiscal years ended 1996, 1995, and 1994 (Class B shares were not offered prior to June 30,
1994).
CLASS A DISTRIBUTION FEES
       1996

FUND   PAID TO       RETAINED    TOTAL FEES
       INVESTMENT    BY FDC
       PROFESSION
       ALS

Overseas        $     $     $

Mid Cap

Equity Growth

Growth
Opportunities

Strategic
Opportunities

Large Cap

Equity Income

Balanced

Emerging
Markets
Income

High Yield

Strategic
Income

Government
Investment

Intermediate
Bond

Short Fixed-
Income

High Income
Municipal

Intermediate
Municipal
Income

Short-
Intermediate
Municipal
Income

New York
Municipal
Income

California
Municipal
Income

CLASS T DISTRIBUTION FEES

       1994                                   1995                                   1996

FUND   PAID TO       RETAINED    TOTAL FEES   PAID TO       RETAINED    TOTAL FEES   PAID TO       RETAINED    TOTAL FEES
       INVESTMENT    BY FDC                   INVESTMENT    BY FDC                   INVESTMENT    BY FDC
       PROFESSION                             PROFESSION                             PROFESSION
       ALS                                    ALS                                    ALS



Overseas        $ 2,139,864   $ 641,958    $ 2781822    $3,452,001    $ 1049755    $4,501,756    $     $     $

Mid Cap         N/A           N/A          N/A          N/A           N/A          N/A

Equity Growth    3,312,525     999,987      4,312,512    6,750,062     2,123,261    8,873,323

Growth           16,056,714    4,817,016   20873730      33,781,082   10228188     44009270
Opportunities

Strategic        470,225       141,067      611,292      2,377,409     804,604      3,182,013
Opportunities

Large Cap       N/A           N/A          N/A          N/A           N/A          N/A

Equity Income    441,208       132,362      573,570      2,339,815     710,240      3,050,055

Balanced         13,406,000    3,203,000    16608814    16,748,635     5,165,858    21,914,493

Emerging        31,604        8,331        39,935        71,061        12300        83,361
Markets
Income

High Yield       1,526,214     0            1,526,214   2,185,795      33,785       2,219,580

Strategic       1,626         488          2,144         62,957        6,002        68,959
Income

Government       227,532       0            227,532      391,918       7,088        399,006
Investment

Intermediate     264,949       0            264,949      463,806       0            463,806
Bond

Short Fixed-     1,212,008     0            1,212,008    933,777       18,975       952,752
Income

High Income      1,374,438     0            1,374,438    1,358,027     8,150        1,366,177
Municipal

Municipal       N/A           N/A          N/A          N/A           N/A          N/A
Bond

Intermediate     138,512       0            138,512      143,424       1,599        145,023
Municipal
Income

Short-          11,446        0            11,446        27,895        1,646        29,541
Intermediate
Municipal
Income

New York        N/A           N/A          N/A          368           0            368
Municipal
Income

California      N/A           N/A          N/A          N/A           N/A          N/A
Municipal
Income


CLASS B DISTRIBUTION FEES

       1994                                   1995                                   1996

FUND   SHAREHOLD     RETAINED    TOTAL FEES   SHAREHOLD     RETAINED    TOTAL FEES   SHAREHOLD     RETAINED    TOTAL FEES
       ER SERVICE    BY FDC                   ER SERVICE    BY FDC                   ER SERVICE    BY FDC
       FEES                                   FEES                                   FEES



Overseas        N/A        $     N/A   $       N/A   $ 1,155    $ 3566    $ 4,721      $     $    $

Mid Cap         N/A        N/A         N/A           N/A        N/A       N/A

Strategic        7,964      23892       31856         116,312    359793    476,105
Opportunities

Large Cap       N/A        N/A         N/A           N/A        N/A       N/A

Equity Income    16,215     54580       70795         332,413    996566    1,328,979

Emerging        3,215      9,771       12986          17,429     52283     69,712
Markets
Income

High Yield       7,052      21157       28209                    537580    716,908

Strategic       2,155      6,465       8620           46,578     139735    186,313
Income

Government       817        2449        3266          16,159     48662     64,821
Investment

Intermediate     264,949    5070        6759          21,738     65218     86,956
Bond

High Income     3,238      9,713       12,951        54,382     163,013   215,395
Municipal

Municipal       N/A        N/A         N/A           N/A        N/A       N/A
Bond

Intermediate    965        2,893       3,858         9,498      28,714    38,212
Municipal
Income

New York        N/A        N/A         N/A           432        1,298     1,730
Municipal
Income

California      N/A        N/A         N/A           N/A        N/A       N/A
Municipal
Income


Under each Plan, if the payment of management fees by the funds to FMR is deemed to be indirect financing by the funds of the distribution of their
shares, such payment is authorized by the Plans. Each    Class A,     Class
T   ,     and Class B Plan specifically recognizes that FMR may use its management fee revenue, as well as its past profits or its other resources,
to pay FDC for expenses incurred    in connection with the distribution of
the applicable class's shares, including payments made to third parties that engage in the sale of the applicable class's shares or to third
parties, including banks, that render shareholder     support services.
Each Institutional    Class and Initial Class     Plan specifically
recognizes that FMR may use its management fee    revenue, as well as its
past profits or its other resources    , to pay    FDC for     expenses
   incurred in connection     with the    distribution     of    the
applicable class's     shares.    FMR directly, or through FDC, may
make     payments to third parties, such as banks or broker-dealers, that
engage in the    sale of the applicable class's shares or provide
shareholder support services. The Trustees have authorized such payments
for Class A, Class T, Class B, and Inst    i   tutional Class shares.
Effective January 1, 1996, the Trustees have not authorized such payments for Initial Class shares.
For the fiscal year ended 1996, payments made by FMR either directly or indirectly through FDC to third parties amounted to $_____, $_______, $_______, $_______, and $_________on behalf of Class A, Class T, Class B, Institutional Class and Initial Class, respectively, of [fund names].
Prior to approving each Plan, the Trustees carefully considered all pertinent factors relating to the implementation of each Plan, and determined that there is a reasonable likelihood that the Plan will benefit the applicable class of each fund and its shareholders. In particular, the
Trustees noted that the Institutional Class    and Initial Class     Plans
do not authorize payments by the    applicable class     of    a     fund
other than those made to FMR under its management contract with the fund. To the extent that each Plan gives FMR and FDC greater flexibility in connection with the distribution of shares of the applicable class of each fund, additional sales of fund shares may result. Furthermore, certain shareholder support services may be provided more effectively under the Plans by local entities with whom shareholders have other relationships. The Class A, Class T, and Class B Plans do not provide for specific payments by the applicable class of any of the expenses of FDC, or obligate FDC or FMR to perform any specific type or level of distribution activities or incur any specific level of expense in connection with distribution activities. After payments by FDC for advertising, marketing and distribution, and payments to third parties, the amounts remaining, if any, may be used as FDC may elect.
The Plans were approved by the shareholders of each class on the dates shown in the table below:



                                   DATE OF SHAREHOLDER APPROVAL

FUND                               CLASS A                        CLASS T                  CLASS B                  INSTITUTIONAL

TechnoQuant Growth

Overseas                           08/30/96                          04/23/90              06/30/95                 06/30/95

Mid Cap                            08/30/96                          0    1/18/96             0    1/18/96          1/18/96

Equity Growth                      08/30/96                       09/25/86                                          09/26/86

Growth Opportunities               08/30/96                          01/01/95                                       06/30/95

Strategic Opportunities            08/30/96                       08/25/87                 06/26/94                 06/30/95

Large Cap                          08/30/96                          0    1/18/96             0    1/18/96          1/18/96

Growth & Income

Equity Income                      08/30/96                       07/23/86                 06/26/94                 07/23/86

Balanced                           08/30/96                          0    1   /01/95                                06/30/95

Emerging Markets Income            08/30/96                       02/10/94                 05/26/95                 06/30/95

High Yield                         08/30/96                          01/01/95                 01/01/95              06/30/95

Strategic Income                   08/30/96                       10/14/94                 10/14/94                 06/30/95

Government Investment              08/30/96                          0    1   /01/95          01/01/95              06/30/95

Intermediate Bond                 08/30/96                          0    1   /01/95          0    1   /01/95       11/26/86

Mortgage Securities

Short Fixed-Income                08/30/96                          01/01/95              N/A                      06/30/95

High Income Municipal              08/30/96                       1   2/01/94                 12/01/94              06/30/95

Municipal Bond                                                    07/01/96                 07/01/96                 07/01/96

Intermediate Municipal Income      08/30/96                       0   7/01/95              0   7/01/95              11/05/86

Short-Intermediate Municipal
Income                             08/30/96                       0   7/01/95              N/A                      06/30/95

New York Municipal Income          08/30/96                       12/08/94                 12/08/94                 06/30/95

California Municipal Income        08/30/96                       11/18/94                 11/18/94                 06/30/95


The Plans for the Initial Class of Mortgage Securities and Municipal Bond were approved by the shareholders of the class on January 21, 1987 and December 31, 1986, respectively.
The Glass-Steagall Act generally prohibits federally and state chartered or supervised banks from engaging in the business of underwriting, selling, or distributing securities. Although the scope of this prohibition under the Glass-Steagall Act has not been clearly defined by the courts or appropriate regulatory agencies, FDC believes that the Glass-Steagall Act should not preclude a bank from performing shareholder support services, or servicing and recordkeeping functions. FDC intends to engage banks only to perform such functions. However, changes in federal or state statutes and regulations pertaining to the permissible activities of banks and their affiliates or subsidiaries, as well as further judicial or administrative decisions or interpretations, could prevent a bank from continuing to perform all or a part of the contemplated services. If a bank were prohibited from so acting, the Trustees would consider what actions, if any, would be necessary to continue to provide efficient and effective shareholder services. In such event, changes in the operation of the funds might occur, including possible termination of any automatic investment or redemption or other services then provided by the bank. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences. In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein, and banks and other financial institutions may be required to register as dealers pursuant to state law.
Each fund may execute portfolio transactions with, and purchase securities issued by, depository institutions that receive payments under the Plans. No preference for the instruments of such depository institutions will be shown in the selection of investments.
DESCRIPTION OF THE TRUSTS
       TRUST ORGANIZATION.    Fidelity Advisor TechnoQuant Growth Fund,
Fidelity Advisor Mid Cap Fund, Fidelity Advisor Equity Growth Fund, Fidelity Advisor Large Cap Fund, and Fidelity Advisor Growth & Income Fund are funds of Fidelity Advisor Series I, an open-end management investment company organized as a Massachusetts business trust by a Declaration of Trust dated June 24, 1983, as amended and restated October 26, 1984. On January 29, 1992, the name was changed from Equity Portfolio Growth to Fidelity Broad Street Trust by an amendment to the Declaration of Trust.
On April 15, 1993, its name was changed by an amendment to the Declaration of Trust from Fidelity Broad Street Trust to Fidelity Advisor Series I. Currently, there are five funds of the trust: Fidelity Advisor TechnoQuant Growth Fund, Fidelity Advisor Mid Cap Fund, Fidelity Advisor Equity Growth Fund, Fidelity Advisor Large Cap Fund, and Fidelity Advisor Growth & Income Fund.
Fidelity Advisor Short Fixed-Income Fund, Fidelity Advisor Government Investment Fund, Fidelity Advisor High Yield Fund, Fidelity Advisor Growth Opportunities Fund, and Fidelity Advisor Balanced Fund are funds of
Fidelity     Advisor Series II, an open-end management investment company organized as a Massachusetts business trust by a Declaration of Trust dated April 24, 1986. On April 7, 1993, the Board of Trustees voted to change the
name of the trust    from Fidelity Diversified Trust to Fidelity Advisor
Series II. Currently there are five funds of the trust: Fidelity Advisor Short Fixed-Income Fund, Fidelity Advisor Government Investment Fund, Fidelity Advisor High Yield Fund, Fidelity Advisor Growth Opportunities Fund, and Fidelity Advisor Balanced Fund.
Fidelity Advisor Equity Income Fund is a fund of Fidelity Advisor Series III, an open-end management investment company organized as a Massachusetts business trust by a Declaration of Trust dated May 17, 1982. On January
29,     1986, the name was changed from Equity Portfolio: Income to
Fidelity Franklin Street Trust. On April 15, 1993 the trust's name was
again changed to Fidelity Advisor Series III.     Currently there is one
fund of the trust:  Fidelity Advisor Equity Income Fund.
Fidelity Advisor Intermediate Bond Fund is a fund of Fidelity Advisor
Series IV, an open-end management inves    tment company organized as a
Massachusetts business trust by a Declaration of Trust dated May 6, 1983. On January 29, 1992 the name of the trust was changed from Income Portfolios to Fidelity Income Trust, and on April 15, 1993, the Board of Trustees voted to change the trust's name to Fidelity Advisor Series IV. An
amended and restated Declaration    of Trust, dated March 16, 1995, was
filed on April 12, 1995.  Currently there are three funds of the trust:
Fidelity Advisor Intermediate Bond Fund, Fidelity Institutional Short-Intermediate Government Portfolio, and Fidelity Real Estate High Income Fund.
Fidelity Advisor High Income Municipal Fund, Fidelity Advisor New York Municipal Income Fund, and Fidelity Advisor California Municipal Income Fund are funds of Fidelity Advisor Series V, an open-end management
inves    tment company organized as a Massachusetts business trust by a
Declaration of Trust dated April 23, 1986, as amended and restated July 18, 1991, and as supplemented April 15, 1993. On July 18, 1991, the Board of Trustees voted to change the name of the trust from Plymouth Investment Series to Fidelity Investment Series, and on April 15, 1993, the Board
voted to change the trust's name to Fidelity Advisor Series    V. An
amended and restated Declaration of Trust dated March 16, 1995 was filed on April 12, 1995. Currently there are four funds of the trust: Fidelity Advisor High Income Municipal Income Fund, Fidelity Advisor New York Municipal Income Fund, Fidelity Advisor California Municipal Income Fund, and Fidelity Advisor Natural Resources Fund.
Fidelity Advisor Short-Intermediate Municipal Income Fund and Fidelity
Advisor Intermediate Municipal Income     Fund are funds of Fidelity
Advisor Series VI, an open-end management investment company organized as a Massachusetts business trust by a Declaration of Trust dated June 1, 1983, as amended and restated May 5, 1993. On January 29, 1992, the name of the trust was changed from Tax-Exempt Funds to Fidelity Oliver Street Trust and
on April 15, 1993    the Board of Trustees voted to change the name of the
trust to Fidelity Advisor Series VI. Currently there are two funds of the trust: Fidelity Advisor Short-Intermediate Municipal Income Fund and Fidelity Advisor Intermediate Municipal Income Fund.
Fidelity Advisor Overseas Fund is a fund of Fidelity Advisor Series VII, an
open-end management investment company     organized as a Massachusetts
business trust by a Declaration of Trust dated March 21, 1980 as amended and restated July 18, 1991 and as supplemented April 15, 1993. On July 18, 1991, the Board of Trustees voted to change the name of the trust from Plymouth Securities Trust to Fidelity Securities Trust, and on April 15,
1993 the Board of Trustees voted to change the    name of the trust to
Advisor Series VII.  Currently there are seven funds of the trust:
Fidelity Advisor Overseas Fund, Fidelity Advisor Consumer Industries Fund, Fidelity Advisor Cyclical Industries Fund, Fidelity Advisor Financial Services Fund, Fidelity Advisor Technology Fund, Fidelity Advisor Utilities Growth Fund, and Fidelity Advisor Health Care Fund.
Fidelity Advisor Strategic Opportunities Fund, Fidelity Advisor Strategic Income Fund, and Fidelity Advisor Emerging Markets Income Fund are funds of Fidelity Advisor Series VIII, an open-end management investment company organized as a Massachusetts business trust by a Declaration of Trust dated September 23, 1983, as amended and restated October 1, 1986 and as supplemented November 29, 1990. On April 15, 1993 the name of the trust was changed from Fidelity Special Situations Fund to Fidelity Advisor Series
VIII. Currently there are three funds of the trust: Fidelity Advisor Strategic Opportunities Fund, Fidelity Advisor Strategic Income Fund, and Fidelity Advisor Emerging Markets Income Fund.
Fidelity Advisor Municipal Bond Fund is a fund of Fidelity Municipal Trust, an open-end management investment company originally organized as a Maryland corporation on November 22, 1976 and reorganized as a Massachusetts business trust on June 22, 1984, at which time its name changed to Fidelity Municipal Bond Portfolio. On March 1, 1986, the trust's name was changed to Fidelity Municipal Trust. Currently, there are seven funds of the trust: Fidelity Advisor Municipal Bond Fund, Fidelity Aggressive Municipal Fund, Fidelity Insured Municipal Income Fund, Fidelity Ohio Municipal Income Fund, Fidelity Michigan Municipal Income Fund, Fidelity Minnesota Municipal Income Fund, and Spartan Pennsylvania Municipal Income Fund.
Fidelity Advisor Mortgage Securities Fund is a fund of Fidelity Income Fund, an open-end management investment company organized as a Massachusetts business trust on August 7, 1984. On October 25, 1987, the trust's name was changed from Fidelity Mortgage Securities Fund to Fidelity Income Fund. Currently, there are three funds in the trust: Fidelity Advisor Mortgage Securities Fund, Fidelity Ginnie Mae Fund, and Spartan Limited Maturity Government Fund.
The Declarations of Trust permit the Trustees to create additional funds. In the event that FMR ceases to be the investment adviser to a trust or a fund, the right of the trust or fund to use the identifying name "Fidelity" and "Spartan" may be withdrawn. There is a remote possibility that one fund might become liable for any misstatement in its prospectus or statement of additional information about another fund.
The assets of each trust received for the issue or sale of shares of each of its funds and all income, earnings, profits, and proceeds thereof, subject only to the rights of creditors, are especially allocated to such
fund, and constitute the     underlying assets of such fund. The underlying
assets of each fund are segregated on the books of account, and are to be charged with the liabilities with respect to such fund and with a share of the general liabilities of their respective trusts. Expenses with respect to each trust are to be allocated in proportion to the asset value of their respective funds, except where allocations of direct expense can otherwise be fairly made. The officers of each trust, subject to the general supervision of the Board of Trustees, have the power to determine which expenses are allocable to a given fund, or which are general or allocable to all of the funds of a certain trust. In the event of the dissolution or liquidation of a trust, shareholders of each fund of that trust are entitled to receive as a class the underlying assets of such fund available for distribution.
SHAREHOLDER AND TRUSTEE LIABILITY. Each trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable for the obligations of the trust. Each Declaration of Trust provides that the trust shall not have any claim against shareholders except for the payment of the purchase price of shares and requires that each agreement, obligation, or instrument entered into or executed by the trust or its Trustees shall include a provision limiting the obligations created thereby to the trust and its assets. Each Declaration of Trust provides for indemnification out of each fund's property of any shareholder held personally liable for the obligations of the fund. Each Declaration of Trust also provides that its funds shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the fund and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the fund itself would be unable to meet its obligations. FMR believes that, in view of the above, the risk of personal liability to shareholders is remote.
Each Declaration of Trust further provides that the Trustees, if they have exercised reasonable care, will not be liable for any neglect or wrongdoing, but nothing in the Declaration of Trust protects Trustees against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office. Claims asserted against one class of shares may subject the holders of another class of shares to certain liabilities.
VOTING RIGHTS. Each fund's capital consists of shares of beneficial
interest. The shares have no preemptive rights,    and Class A, Class T,
Institutional Class, and Initial Class shares have no conversion rights;
the voting and dividend     rights, the conversion rights of Class B
shares, the right of redemption, and the privilege of exchange are
described in    the Prospectus. Shareholders of Growth Opportunities,
Equity Income, Balanced, High Yield, Mortgage Securities, Government Investment, Intermediate Bond, Short Fixed-Income, High Income Municipal, Municipal Bond, Intermediate Municipal Income, Short-Intermediate Municipal Income, New York Municipal Income, and California Municipal Income receive one vote for each dollar of net asset value owned. Shares are fully paid and nonassessable, except as set forth under the heading "Shareholder and
Trustee Liability" above. Shareholders representing 10% or     more of a
trust, a fund, or class of a fund may, as set forth in the Declaration of Trust, call meetings of the trust, fund or class, as applicable, for any purpose related to the trust, fund, or class, as the case may be, including, in the case of meeting of an entire trust, the purpose of voting on removal of one or more Trustees. Each trust or fund may be terminated upon the sale of its assets to another open-end management investment company, or upon liquidation and distribution of its assets, if approved by vote of the holders of a majority of the outstanding shares of the funds of
Advisor    Series I, VII, VIII, Municipal Trust, and Income Fund or, as
determined by the current value of each shareholder's investment in the funds of Advisor Series II, III, IV, V, and VI. If not so terminated, each trust and funds will continue indefinitely. Growth Opportunities, Balanced, Emerging Markets Income, Strategic Opportunities, High Yield,
Str    ategic Income, Government Investment, Intermediate Bond, Short
Fixed-Income, High Income Municipal, California    Municipal Income, New
York Municipal Income, Mid Cap, Large Cap, Mortgage Securities, and
Intermediate Muni    cipal Income may invest all of their assets in another
investment company.
CUSTODIANS. Brown Brothers Harriman & Co., 40 Water Street, Boston,
Massachusetts, is custodian of the assets of    Mid Cap, Growth
Opportunities, Strategic Opportunities, and Large Cap. The Chase Manhattan Bank, 4 Chase MetroTech Center, Brooklyn, New York, is custodian of the assets of TechnoQuant Growth, Overseas, Equity Growth, Growth & Income, Equity Income, Balanced, and Emerging Markets Income. The Bank of New York, 110 Washington Street, New York, New York, is custodian of the assets of High Yield, Strategic Income, Government Investment, Intermediate Bond, Mortgage Securities and Short Fixed-Income. UMB Bank, n.a., 1010 Grand Avenue, Kansas City, Missouri, is custodian of the assets of High Income Municipal, Municipal Bond, Intermediate Municipal Income, California Municipal Income, New York Municipal Income, and Short-Intermediate Municipal Income. Each custodian is responsible for the safekeeping of the funds' assets and the appointment of subcustodian banks and clearing agencies. A custodian takes no part in determining the investment policies of the fund or in deciding which securities are purchased or sold by a fund. However, a fund may invest in obligations of its custodian and may purchase securities from or sell securities to its custodian. The Bank of New York and The Chase Manhattan Bank, each headquartered in New York, also may serve as special purpose custodians of certain assets in connection with repurchase agreement transactions.
FMR, its officers and directors, its affiliated companies, and the Board of Trustees may, from time to time, conduct transactions with various banks, including banks serving as custodians for certain of the funds advised by
FMR. The    Boston branch of the custodian bank of Mid Cap, Growth
Opportunities, Strategic Opportunities, and Large Cap leases its office space from an affiliate of FMR at a lease payment which, when entered into,
was consistent with prevailing     market rates. Transactions that have
occurred to date include mortgages and personal and general business loans. In the judgment of FMR, the terms and conditions of those transactions were not influenced by existing or potential custodial or other fund relationships.
       AUDITOR.    __________________ serves as the independent accountant
for Mid Cap, Equity Growth, Growth Opportunities, Strategic Opportunities, Large Cap, Equity Income, Balanced, Emerging Markets Income, High Yield, Strategic Income, Government Investment, Intermediate Bond, Short Fixed-Income, High Income Municipal, Municipal Bond, Intermediate Municipal Income, and Short-Intermediate Municipal Income, New York Municipal Income, and California Municipal Income.
_________________________ serves as the independent accountant for TechnoQuant Growth, Overseas, Growth & Income, and Mortgage Securities. The auditor examines financial statements for each fund and provides other audit, tax, and related services.
FINANCIAL STATEMENTS
   Each fund's audited financial statements, financial highlights for the fiscal periods ended July 31, October 31, November 30, or December 31, 1996, as appropriate, and the report of the auditors thereon, are included in the funds' Annual Reports, which are separate reports supplied with this Statement of Additional Information. Each fund's financial statements, financial highlights, and the report of the auditors thereon are incorporated herein by reference.
APPENDIX
DOLLAR-WEIGHTED AVERAGE MATURITY is derived by multiplying the value of each investment by the time remaining to its maturity, adding these calculations, and then dividing the total by the value of the fund's portfolio. An obligation's maturity is typically determined on a stated final maturity basis, although there are some exceptions to this rule.
For example, if it is probable that the issuer of an instrument will take advantage of a maturity-shortening device, such as a call, refunding, or redemption provision, the date on which the instrument will probably be called, refunded, or redeemed may be considered to be its maturity date. When a municipal bond issuer has committed to call an issue of bonds and has established an independent escrow account that is sufficient to, and is pledged to, refund that issue, the number of days to maturity for the prerefunded bond is considered to be the number of days to the announced call date of the bonds. Also, the maturities of mortgage-backed securities, including collateralized mortgage obligations, and some asset-backed securities, are determined on a weighted average life basis, which is the average time for principal to be repaid. For a mortgage security, this average time is calculated by estimating the timing of principal payments, including unscheduled prepayments, during the life of the mortgage. The weighted average life of these securities is likely to be substantially shorter than their stated final maturity.
   The descriptions that follow are examples of eligible ratings for the funds. A fund may, however, consider the ratings for other types of investments and the ratings assigned by other rating organizations when determining the eligibility of a particular investment.
    DESCRIPTION OF MOODY'S INVESTORS SERVICE CORPORATE BOND RATINGS:
    AAA    - Bonds which are rated Aaa are judged to be of the best
quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
    AA    - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities.
    A    - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.
    BAA    - Bonds which are rated Baa are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
    BA    - Bonds which are rated Ba are judged to have speculative
elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
    B    - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
    CAA    - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.
    CA    - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.
    C    - Bonds which are rated C are the lowest-rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.
Moody's applies numerical modifiers, 1, 2, and 3, in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.
    DESCRIPTION OF STANDARD & POOR'S CORPORATE BOND RATINGS:
    AAA    - Debt rated AAA has the highest rating assigned by Standard &
Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.
    AA    - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.
    A    - Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
    BBB    - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.
    BB    - Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.
    B    - Debt rated B has a greater vulnerability to default but
currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.
    CCC    - Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.
    CC    - Debt rated CC is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating.
    C    - The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed but debt service payments are continued.
    CI    - The rating CI is reserved for income bonds on which no interest is being paid.
    D    - Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating will also be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.
The ratings from AA to CCC may be modified by the addition of a plus or minus to show relative standing within the major rating categories. TechnoQuant is a trademark of FMR Corp.













Fidelity Advisor Series IV


PART C.  OTHER INFORMATION
Item 24. Financial Statements and Exhibits
         (a) (1) Financial Statements and Financial Highlights for Fidelity Advisor Series IV on behalf of Fidelity Advisor Intermediate Bond Fund for the fiscal year ended November 30, 1996, will be filed by subsequent amendment.
         (b)      Exhibits:
  (1) Amended and Restated Declaration of Trust, dated March 16, 1995, was electronically filed and is incorporated by reference to Exhibit 1(a) to Post-Effective Amendment No. 45.
  (2) By-Laws of the Trust were electronically filed and are incorporated herein by reference to Exhibit 2(a) to Union Street Trust's (File No. 2-50318) Post-Effective Amendment No. 87.
  (3) Not applicable.
  (4) Form of Share Certificate was electronically filed on behalf of Fidelity Advisor Limited Term Bond Fund and is incorporated herein by reference to Exhibit 4 to Post-Effective Amendment No. 46.
  (5) (a) Management Contract between Fixed-Income Portfolios: Short-Term Government Series and Fidelity Management & Research Company, dated July 29, 1986, was electronically filed and is incorporated herein by reference to Exhibit 5(a) to Post-Effective Amendment No. 49.
         (b) Management Contract between Fidelity Advisor Limited Term Bond Fund and Fidelity Management & Research Company, dated January 1, 1995, was electronically filed and is incorporated herein by reference to
Exhibit 5(b) to Post-Effective Amendment No. 43.
         (c) Sub-Advisory Agreement between Fidelity Management & Research Company, on behalf of Fidelity Advisor Limited Term Bond Fund, and Fidelity Management & Research (U.K.) Inc., dated January 1, 1995, was electronically filed and is incorporated herein by reference to Exhibit 5(c) to Post-Effective Amendment No. 43.
         (d) Sub-Advisory Agreement between Fidelity Management & Research Company, on behalf of Fidelity Advisor Limited Term Bond Fund, and Fidelity Management & Research (Far East) Inc., dated January 1, 1995, was electronically filed and is incorporated herein by reference to Exhibit 5(d) to Post-Effective Amendment No. 43.
         (e) Management Contract between Fidelity Management & Research Company and Fidelity Real Estate High Income Fund, dated December 30, 1994, was electronically filed and is incorporated herein by reference to Exhibit 5(e) to Post-Effective Amendment No. 41.
  (6)  (a) General Distribution Agreement between Income Portfolios:
Limited Term Series and Fidelity Distributors Corporation dated April 1, 1987, (amending in its entirety the Distribution Agreement dated June 1,
1986) was electronically filed and is incorporated herein by reference to
Exhibit 6(a) to Post-Effective Amendment No. 46.
         (b) General Distribution Agreement between Income Portfolios:
Short Government Series and Fidelity Distributors Corporation, dated July 29, 1987, (amending in its entirety the Distribution Agreement dated April 1, 1987) was electronically filed and is incorporated herein by reference to Exhibit 6(c) to Post-Effective Amendment No. 46.
         (c) Amendment to the General Distribution Agreements for Income Portfolios, dated January 1, 1988, was electronically filed and is incorporated herein by reference to Exhibit 6(b) to Post-Effective Amendment No. 46.
         (d) Amendment to the General Distribution Agreements between Fidelity Advisor Series IV on behalf of Fidelity Advisor Intermediate Bond, Fidelity Institutional Short-Intermediate Government Fund, and Fidelity Real Estate High Income Fund and Fidelity Distributors Corporation, dated March 14, 1996 and July 15, 1996, are incorporated herein by reference to
Exhibit 6(a) of Fidelity Court Street Trust's Post-Effective Amendment No. 61 (File No. 2-58774).
         (e) General Distribution Agreement between Fidelity Distributors Corporation and Fidelity Real Estate High Income Fund, dated December 30, 1994, was electronically filed and is incorporated herein by reference to
Exhibit 6(c) to Post-Effective Amendment No. 41.
         (f) Form of Bank Agency Agreement (most recently revised August,
1996) is electronically filed herein as Exhibit 6(f).
         (g) Form of Selling Dealer Agreement (most recently revised July,
1996) is electronically filed herein as Exhibit 6(g).
         (h) Form of Selling Dealer Agreement for Bank Related Transactions (most recently revised August, 1996) is electronically filed herein as
Exhibit 6(h).
  (7) (a) Retirement Plan for Non Interested Person Trustees, Directors or General Partners, as amended on November 16, 1995 was electronically filed and is incorporated herein by reference to Exhibit 7(a) to Fidelity Select Portfolio's (File No. 2-69972) Post-Effective Amendment No. 54.
          (b) The Fee Deferral Plan for Non-Interested Person Directors and Trustees of the Fidelity Funds, effective as of December 1, 1995 was electronically filed and is incorporated herein by reference to Exhibit 7(b) to Fidelity School Street Trust's (File No. 2-57167) Post-Effective Amendment No. 47.
  (8) (a) Custodian Agreement and Appendix C, dated December 1, 1994, between The Bank of New York and Fidelity Advisor Series IV on behalf of Fidelity Advisor Intermediate Bond Fund, Fidelity Institutional Short-Intermediate Government Portfolio, and Fidelity Real Estate High Income Fund is incorporated herein by reference to Exhibit 8(a) of Fidelity Hereford Street Trust's Post-Effective Amendment No. 4 (File No. 33-52577).
         (b) Appendix A, dated August 31, 1996, to the Custodian Agreement, dated December 1, 1994, between The Bank of New York and Fidelity Advisor Series IV on behalf of Fidelity Advisor Intermediate Bond Fund, Fidelity Institutional Short-Intermediate Government Portfolio, and Fidelity Real Estate High Income Fund is incorporated herein by reference to Exhibit 8(b) of Daily Money Fund's Post-Effective Amendment No. 40 (File No. 2-77909).
         (c) Appendix B, dated July 31, 1996, to the Custodian Agreement, dated December 1, 1994, between The Bank of New York and Fidelity Advisor Series IV on behalf of Fidelity Advisor Intermediate Bond Fund, Fidelity Institutional Short-Intermediate Government Portfolio, and Fidelity Real Estate High Income Fund is incorporated herein by reference to Exhibit 8(b) of Fidelity Income Fund's Post-Effective Amendment No. 35 (File No. 2-92661).
         (d) Fidelity Group Repo Custodian Agreement among The Bank of New York, J. P. Morgan Securities, Inc., and the Registrant, dated February 12, 1996, is incorporated herein by reference to Exhibit 8(d) to Fidelity Institutional Cash Portfolios Trust's (File No. 2-74708) Post-Effective Amendment No. 31.
         (e) Schedule 1 to the Fidelity Group Repo Custodian Agreement among The Bank of New York, J. P. Morgan Securities, Inc., and the Registrant, dated February 12, 1996, is incorporated herein by reference to
Exhibit 8(e) to Fidelity Institutional Cash Portfolios Trust's Post-Effective Amendment No. 31.
         (f) Fidelity Group Repo Custodian Agreement among Chemical Bank, Greenwich Capital Markets, Inc., and the Registrant, dated November 13, 1995, is incorporated herein by reference to Exhibit 8(f) to Fidelity Institutional Cash Portfolios Trust's Post-Effective Amendment No. 31.
         (g) Schedule 1 to the Fidelity Group Repo Custodian Agreement among Chemical Bank and the Registrant, dated November 13, 1995, is incorporated herein by reference to Exhibit 8(g) to Fidelity Institutional Cash Portfolios Trust's Post-Effective Amendment No. 31.
         (h) Joint Trading Account Custody Agreement between the The Bank of New York and the Registrant, dated May 11, 1995, is incorporated herein by reference to Exhibit 8(h) to Fidelity Institutional Cash Portfolios Trust's Post-Effective Amendment No. 31.
         (i) First Amendment to Joint Trading Account Custody Agreement between the The Bank of New York and the Registrant, dated July 14, 1995, is incorporated herein by reference to Exhibit 8(i) to Fidelity Institutional Cash Portfolios Trust's Post-Effective Amendment No. 31.
  (9) Not applicable.
  (10) Not applicable.
  (11) Not applicable.
  (12) Not applicable
  (13) Not applicable.
  (14) (a) Fidelity Institutional Individual Retirement Account Custodial Agreement and Disclosure Statement, as currently in effect, was electronically filed and is incorporated herein by reference to Exhibit 14(d) of Fidelity Union Street Trust's Post-Effective Amendment No. 87.
            (b) Plymouth Investments Defined Contribution Retirement Plan and Trust Agreement, as currently in effect, was electronically filed and is incorporated herein by reference to Exhibit 14(o) of Fidelity's Commonwealth Trust's (File No. 2-52322) Post-Effective Amendment No. 57.
            (c) The Institutional Prototype Plan Basic Plan Document, Standardized Adoption Agreement, as currently in effect, was electronically filed and is incorporated herein by reference to Exhibit 14(o) of Fidelity's Securities Fund's (File No. 2-93601) Post-Effective Amendment No. 33.
            (d) Fidelity Advisor Funds Individual Retirement Account Custodial Agreement and Disclosure Statement, as currently in effect, were electronically filed and are incorporated herein by reference to Exhibit 14(b) of Fidelity Advisor Series V Trust's (File No. 33-9148) Post-Effective Amendment No. 20.
  (15) (a) Distribution and Service Plan pursuant to Rule 12b-1 for Short-Term Government Series was electronically filed and is incorporated herein by reference to Exhibit 15(a) to Post-Effective Amendment No. 49.
            (b) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Limited Term Bond Fund: Class T (formerly Class A) was electronically filed and is incorporated herein by reference to Exhibit 15(b) to Post-Effective Amendment No. 43.
            (c) Distribution and Service Plan pursuant to Rule 12b-1 for Institutional Short-Intermediate Government Portfolio II was electronically filed and is incorporated herein by reference to Exhibit 15(c) to Post-Effective Amendment No. 35.

            (d) Distribution and Service Plan for Fidelity Advisor Limited Term Bond Fund: Class B was electronically filed and is incorporated herein by reference to Exhibit 15(d) to Post-Effective Amendment No. 43.
            (e) Distribution and Service Plan for Fidelity Real Estate High Income Fund was electronically filed and is incorporated herein by reference to Exhibit 15(e) to Post-Effective Amendment No. 41.
            (f) Distribution and Service Plan for Fidelity Advisor Limited Term Bond Fund- Institutional Class was electronically filed and is incorporated herein by reference to Exhibit 15(f) to Post-Effective Amendment No. 52.
            (g) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Intermediate Bond Fund (formerly Fidelity Advisor Limited Term Bond Fund): Class A is electronically filed herein as Exhibit 15(g).
  (16) (a) A schedule for computation of cumulative total return, average annual return, 30-day yield and tax equivalent yield for bond funds was electronically filed and is incorporated herein by reference to Exhibit 16 to Post-Effective Amendment No. 46.
            (b) A schedule for computation of adjusted net asset value was electronically filed and is incorporated herein by reference to Exhibit 16(b) to Post-Effective Amendment No. 52.
  (17) A Financial Data Schedule for the fund will be filed by subsequent amendment.
  (18) Rule 18f-3 Plan, dated August 1, 1996, was electronically filed and is incorporated herein by reference to Exhibit 18 to Post-Effective Amendment No. 55.
Item 25. Persons Controlled by or under Common Control with Registrant
 The Board of Trustees of the Registrant is the same as the Boards of other Fidelity funds offered primarily to institutional investors, each of which has Fidelity Management & Research Company as its investment adviser. In addition, the officers of these funds are substantially identical. Nonetheless, Registrant takes the position that is not under common control with these other funds since the power residing in the respective Boards and officers arises as the result of an official position with the respective funds.
Item 26. Number of Holders of Securities
October 31, 1996

 Title of Class     Number of Record Holders

 Fidelity Advisor Intermediate Bond Fund: Class A   25
 Fidelity Advisor Intermediate Bond Fund: Class T   8,042
 Fidelity Advisor Intermediate Bond Fund: Class B   1,365
 Fidelity Advisor Intermediate Bond Fund: Institutional Class  958


Item 27. Indemnification
 Article XI, Section 2 of the Declaration of Trust sets forth the reasonable and fair means for determining whether indemnification shall be provided to any past or present Trustee or officer. It states that the Registrant shall indemnify any present or past Trustee or officer to the fullest extent permitted by law against liability and all expenses reasonably incurred by him in connection with any claim, action, suit, or proceeding in which he is involved by virtue of his service as a Trustee, an officer, or both. Additionally, amounts paid or incurred in settlement of such matters are covered by this indemnification. Indemnification will not be provided in certain circumstances, however. These include instances of willful misfeasance, bad faith, gross negligence, and reckless disregard of the duties involved in the conduct of the particular office involved.
 Pursuant to Section 11 of the Distribution Agreement, the Registrant agrees to indemnify and hold harmless the Distributor and each of its directors and officers and each person, if any, who controls the Distributor within the meaning of Section 15 of the 1933 Act against any loss, liability, claim, damages or expense arising by reason of any person acquiring any shares, based upon the ground that the registration statement, Prospectus, Statement of Additional Information, shareholder reports or other information filed or made public by the Registrant included a materially misleading statement or omission. However, the Registrant does not agree to indemnify the Distributor or hold it harmless to the extent that the statement or omission was made in reliance upon, and in conformity with, information furnished to the Registrant by or on behalf of the Distributor. The Registrant does not agree to indemnify the parties against any liability to which they would be subject by reason of willful misfeasance, bad faith, gross negligence, and reckless disregard of the obligations and duties under the Distribution Agreement.
 Pursuant to the agreement by which Fidelity Investments Institutional Operations Company ("FIIOC") is appointed transfer agent, the Registrant agrees to indemnify and hold FIIOC harmless against any losses, claims, damages, liabilities or expenses (including reasonable counsel fees and expenses) resulting from:
 (1) any claim, demand, action or suit brought by any person other than the Registrant, including by a shareholder, which names FIIOC and/or the Registrant as a party and is not based on and does not result from FIIOC's willful misfeasance, bad faith or negligence or reckless disregard of duties, and arises out of or in connection with FIIOC's performance under the Transfer Agency Agreement; or
 (2) any claim, demand, action or suit (except to the extent contributed to by FIIOC's willful misfeasance, bad faith or negligence or reckless disregard of duties) which results from the negligence of the Registrant, or from FIIOC's acting upon any instruction(s) reasonably believed by it to have been executed or communicated by any person duly authorized by the Registrant, or as a result of FIIOC's acting in reliance upon advice reasonably believed by FIIOC to have been given by counsel for the Registrant, or as a result of FIIOC's acting in reliance upon any instrument or stock certificate reasonably believed by it to have been genuine and signed, countersigned or executed by the proper person.
 Pursuant to the agreement by which Fidelity Investments Institutional Operations Company ("FIIOC") is appointed sub-transfer agent, the Transfer Agent agrees to indemnify FIIOC for FIIOC's losses, claims, damages, liabilities and expenses (including reasonable counsel fees and expenses) (losses) to the extent that the Transfer Agent is entitled to and receives indemnification from the Portfolio for the same events. Under the Transfer Agency Agreement, the Registrant agrees to indemnify and hold the Transfer Agent harmless against any losses, claims, damages, liabilities, or expenses (including reasonable counsel fees and expenses) resulting from:
 (1) any claim, demand, action or suit brought by any person other than the Registrant, including by a shareholder which names the Transfer Agent and/or the Registrant as a party and is not based on and does not result from the Transfer Agent's willful misfeasance, bad faith or negligence or reckless disregard of duties, and arises out of or in connection with the Transfer Agent's performance under the Transfer Agency Agreement; or
 (2) any claim, demand, action or suit (except to the extent contributed to by the Transfer Agent's willful misfeasance, bad faith or negligence or reckless disregard of duties) which results from the negligence of the Registrant, or from the Transfer Agent's acting upon any instruction(s) reasonably believed by it to have been executed or communicated by any person duly authorized by the Registrant, or as a result of the Transfer Agent's acting in reliance upon advice reasonably believed by the Transfer Agent to have been given by counsel for the Registrant, or as a result of the Transfer Agent's acting in reliance upon any instrument or stock certificate reasonably believed by it to have been genuine and signed, countersigned or executed by the proper person.
Item 28. Business and Other Connections of Investment Adviser
 (1)  FIDELITY MANAGEMENT & RESEARCH COMPANY (FMR)
 FMR serves as investment adviser to a number of other investment companies. The directors and officers of the Adviser have held, during the past two fiscal years, the following positions of a substantial nature.

Edward C. Johnson 3d        Chairman of the Executive Committee of FMR;
                            President and Chief Executive Officer of FMR Corp.;
                            Chairman of the Board and Director of FMR, FMR
                            Corp., FMR Texas Inc., FMR (U.K.) Inc., and FMR
                            (Far East) Inc.; Chairman of the Board and
                            Representative Director of Fidelity Investments Japan
                            Limited; President and Trustee of funds advised by
                            FMR.



J. Gary Burkhead            President and Director of FMR, FMR Texas Inc., FMR
                            (U.K.) Inc., and FMR (Far East) Inc.; Managing
                            Director of FMR Corp.; Senior Vice President and
                            Trustee of funds advised by FMR.



Peter S. Lynch              Vice Chairman of the Board and Director of FMR.



Marta Amieva                Vice President of FMR.



Dwight D. Churchill         Vice President of FMR.



John D. Crumrine            Assistant Treasurer of FMR, FMR (U.K.) Inc., FMR
                            (Far East) Inc., and FMR Texas Inc.; Vice President
                            and Treasurer of FMR Corp.



William Danoff              Vice President of FMR and of a fund advised by FMR.



Scott E. DeSano             Vice President of FMR.



Craig P. Dinsell            Vice President of FMR.



Penelope Dobkin             Vice President of FMR and of a fund advised by FMR.



George C. Domolky           Vice President of FMR.



Larry A. Domash             Vice President of FMR.



Bettina Doulton             Vice President of FMR and of funds advised by FMR.



Margaret L. Eagle           Vice President of FMR and a fund advised by FMR.



Richard B. Fentin           Senior Vice President of FMR and Vice President of a
                            fund advised by FMR.



Gregory Fraser              Vice President of FMR and of a fund advised by FMR.



Jay Freedman                Assistant Clerk of FMR; Clerk of FMR Corp., FMR
                            (U.K.) Inc., and FMR (Far East) Inc.; Secretary of
                            FMR Texas Inc.



Robert Gervis               Vice President of FMR.



David L. Glancy             Vice President of FMR and of a fund advised by FMR.



Kevin E. Grant              Vice President of FMR and of funds advised by FMR.



Michael S. Gray             Vice President of FMR and of funds advised by FMR.



Lawrence Greenberg          Vice President of FMR and of funds advised by FMR.



Barry A. Greenfield         Vice President of FMR and of a fund advised by FMR.



Boyce I. Greer              Vice President of FMR.



Bart Grenier                Vice President of FMR.



Robert Haber                Vice President of FMR.



Richard C. Habermann        Senior Vice President of FMR; Vice President of funds
                            advised by FMR.



William J. Hayes            Senior Vice President of FMR; Vice President of
                            Equity funds advised by FMR.



Richard Hazlewood           Vice President of FMR and of a fund advised by FMR.



Fred L. Henning Jr.         Senior Vice President of FMR; Vice President of
                            Fixed-Income funds advised by FMR.



John R. Hickling            Vice President of FMR and of a fund advised by FMR.



Robert F. Hill              Vice President of FMR; Director of Technical
                            Research.



Curt Hollingsworth          Vice President of FMR and of funds advised by FMR.



Abigail P. Johnson          Vice President of FMR and of a fund advised by FMR.



Stephen P. Jonas            Vice President of FMR; Treasurer of FMR, FMR
                            (U.K.) Inc., FMR (Far East) Inc., and FMR Texas Inc.



David B. Jones              Vice President of FMR.



Steven Kaye                 Vice President of FMR and of a fund advised by FMR.



Francis V. Knox             Vice President of FMR; Compliance Officer of FMR
                            (U.K.) Inc.



David P. Kurrasch           Vice President of FMR.



Robert A. Lawrence          Senior Vice President of FMR; Vice President of High
                            Income funds advised by FMR.



Alan Leifer                 Vice President of FMR.



Harris Leviton              Vice President of FMR and of a fund advised by FMR.



Bradford E. Lewis           Vice President of FMR and of funds advised by FMR.



Arthur S. Loring            Senior Vice President, Clerk, and General Counsel of
                            FMR; Vice President/Legal, and Assistant Clerk of
                            FMR Corp.; Secretary of funds advised by FMR.



Richard R. Mace Jr.         Vice President of FMR and of funds advised by FMR.



Malcolm W. MacNaught II     Vice President of FMR and of a fund advised by FMR.



Robert H. Morrison          Vice President of FMR; Director of Equity Trading.



David L. Murphy             Vice President of FMR and of funds advised by FMR.



Andrew S. Offit             Vice President of FMR and of a fund advised by FMR.



Jacques Perold              Vice President of FMR.



Anne Punzak                 Vice President of FMR.



Kenneth A. Rathgeber        Vice President of FMR; Treasurer of funds advised by
                            FMR.



Lee H. Sandwen              Vice President of FMR.



Patricia A. Satterthwaite   Vice President of FMR and of a fund advised by FMR.



Thomas T. Soviero           Vice President of FMR and of a fund advised by FMR.



Richard Spillane            Vice President of FMR; Senior Vice President and
                            Director of Operations and Compliance of FMR (U.K.)
                            Inc.



Robert E. Stansky           Senior Vice President of FMR; Vice President of a
                            fund advised by FMR.



Thomas Sweeney              Vice President of FMR and of a fund advised by FMR.



Beth F. Terrana             Senior Vice President of FMR; Vice President of a
                            fund advised by FMR.



Yoko Tilley                 Vice President of FMR.



Joel C. Tillinghast         Vice President of FMR and of a fund advised by FMR.



Robert Tuckett              Vice President of FMR.



Jennifer Uhrig              Vice President of FMR and of a fund advised by FMR.



George A. Vanderheiden      Senior Vice President of FMR; Vice President of funds
                            advised by FMR.



Item 29. Principal Underwriters
(a) Fidelity Distributors Corporation (FDC) acts as distributor for most funds advised by FMR.
(b)

Name and Principal   Positions and Offices   Positions and Offices

Business Address*    With Underwriter        With Registrant

Edward C. Johnson 3d   Director                   Trustee and President

Michael Mlinac         Director                   None

Mark Peterson          Director                   None

Neal Litvack           President                  None

Arthur S. Loring       Vice President and Clerk   Secretary

Caron Ketchum          Treasurer and Controller   None

Gary Greenstein        Assistant Treasurer        None

Jay Freedman           Assistant Clerk            None

Linda Holland          Compliance Officer         None

* 82 Devonshire Street, Boston, MA
 (c) Not applicable.
Item 30. Location of Accounts and Records
 All accounts, books, and other documents required to be maintained by
Section 31a of the 1940 Act and the Rules promulgated thereunder are maintained by Fidelity Management & Research Company or Fidelity Service Co., 82 Devonshire Street, Boston, MA 02109, or the fund's custodian The Bank of New York, 110 Washington Street, New York, N.Y.
Item 31. Management Services
 Not applicable.
Item 32. Undertakings
 The Registrant undertakes on behalf of Fidelity Real Estate High Income
Fund: (1) to call a meeting of shareholders for the purpose of voting upon the questions of removal of a trustee or trustees, when requested to do so by record holders of not less than 10% of its outstanding shares; and (2) to assist in communications with other shareholders pursuant to Section 16(c)(1) and (2) of the 1934 Act, whenever shareholders meeting the qualifications set forth in Section 16(c) seek the opportunity to communicate with other shareholders with a view toward requesting a meeting.
 The Registrant, on behalf of Fidelity Advisor Intermediate Bond Fund, Fidelity Institutional Short-Intermediate Government Fund and Real Estate High Income Fund, provided the information required by Item 5A is contained in the annual report, undertakes to furnish to each person to whom a prospectus has been delivered, upon their request and without charge, a copy of the Registrant's latest annual report to shareholders.
SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 58 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and the Commonwealth of Massachusetts, on the 16th day of December 1996.

      FIDELITY ADVISOR SERIES IV
      By /s/Edward C. Johnson 3d
        Edward C. Johnson 3d, President
Pursuant to the requirements of the Securities Act of 1933, this
Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

     (Signature)    (Title)   (Date)

/s/Edward C. Johnson 3d    President and Trustee           December 16, 1996

    Edward C. Johnson 3d   (Principal Executive Officer)



/s/Kenneth A. Rathgeber  ***   Treasurer   December 16, 1996

    Kenneth A. Rathgeber

/s/J. Gary Burkhead  *   Trustee   December 16, 1996

    J. Gary Burkhead


/s/Ralph F. Cox             *    Trustee   December 16, 1996

    Ralph F. Cox


/s/Phyllis Burke Davis  **   Trustee   December 16, 1996

   Phyllis Burke Davis


/s/Richard J. Flynn        *   Trustee   December 16, 1996

    Richard J. Flynn


/s/E. Bradley Jones        **   Trustee   December 16, 1996

    E. Bradley Jones


/s/Donald J. Kirk            *   Trustee   December 16, 1996

   Donald J. Kirk


/s/Peter S. Lynch             **   Trustee   December 16, 1996

   Peter S. Lynch


/s/Edward H. Malone      *   Trustee   December 16, 1996

   Edward H. Malone


 /s/Marvin L. Mann         *     Trustee   December 16, 1996

   Marvin L. Mann

/s/Gerald C. McDonough*   Trustee   December 16, 1996

    Gerald C. McDonough

/s/Thomas R. Williams    *   Trustee   December 16, 1996

   Thomas R. Williams

* Signatures affixed by Robert C. Hacker pursuant to a power of attorney dated October 17, 1996 and filed herewith.
** Signature affixed by Robert C. Hacker pursuant to a power of attorney dated December 15, 1994 and filed herewith.
*** Signature affixed by John H. Costello pursuant to a power of attorney dated October 17, 1996 and filed herewith.
POWER OF ATTORNEY
 We, the undersigned Directors, Trustees or General Partners, as the case may be, of the following investment companies:

Fidelity Advisor Annuity Fund         Fidelity Income Fund
Fidelity Advisor Series I             Fidelity Institutional Trust
Fidelity Advisor Series II            Fidelity Investment Trust
Fidelity Advisor Series III           Fidelity Magellan Fund
Fidelity Advisor Series IV            Fidelity Massachusetts Municipal Trust
Fidelity Advisor Series V             Fidelity Mt. Vernon Street Trust
Fidelity Advisor Series VI            Fidelity Municipal Trust
Fidelity Advisor Series VII           Fidelity New York Municipal Trust
Fidelity Advisor Series VIII          Fidelity Puritan Trust
Fidelity California Municipal Trust   Fidelity School Street Trust
Fidelity Capital Trust                Fidelity Securities Fund
Fidelity Charles Street Trust         Fidelity Select Portfolios
Fidelity Commonwealth Trust           Fidelity Sterling Performance Portfolio, L.P.
Fidelity Congress Street Fund         Fidelity Summer Street Trust
Fidelity Contrafund                   Fidelity Trend Fund
Fidelity Corporate Trust              Fidelity U.S. Investments-Bond Fund, L.P.
Fidelity Court Street Trust           Fidelity U.S. Investments-Government Securities
Fidelity Deutsche Mark Performance       Fund, L.P.
  Portfolio, L.P.                     Fidelity Union Street Trust
Fidelity Devonshire Trust             Fidelity Yen Performance Portfolio, L.P.
Fidelity Exchange Fund                Spartan U.S. Treasury Money Market
Fidelity Financial Trust                 Fund
Fidelity Fixed-Income Trust           Variable Insurance Products Fund
Fidelity Government Securities Fund   Variable Insurance Products Fund II
Fidelity Hastings Street Trust


plus any other investment company for which Fidelity Management & Research Company acts as investment adviser and for which the undersigned individuals serve as Board Members (collectively, the "Funds"), hereby severally constitute and appoint Arthur J. Brown, Arthur C. Delibert, Robert C. Hacker, Richard M. Phillips, Dana L. Platt and Stephanie A. Djinis, each of them singly, our true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for us and in our names in the appropriate capacities, all Pre-Effective Amendments to any Registration Statements of the Funds, any and all subsequent Post-Effective Amendments to said Registration Statements, any Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in our names and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission, hereby ratifying and confirming all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.
 WITNESS our hands on this fifteenth day of December, 1994.
/s/Edward C. Johnson 3d         /s/Donald J. Kirk

Edward C. Johnson 3d            Donald J. Kirk





/s/J. Gary Burkhead             /s/Peter S. Lynch

J. Gary Burkhead                Peter S. Lynch





/s/Ralph F. Cox                 /s/Marvin L. Mann

Ralph F. Cox                    Marvin L. Mann





/s/Phyllis Burke Davis          /s/Edward H. Malone

Phyllis Burke Davis             Edward H. Malone





/s/Richard J. Flynn             /s/Gerald C. McDonough

Richard J. Flynn                Gerald C. McDonough





/s/E. Bradley Jones             /s/Thomas R. Williams

E. Bradley Jones                Thomas R. Williams

POWER OF ATTORNEY
 We, the undersigned Directors, Trustees, or General Partners, as the case may be, of the following investment companies:

Fidelity Advisor Annuity Fund         Fidelity Income Fund
Fidelity Advisor Series I             Fidelity Institutional Trust
Fidelity Advisor Series II            Fidelity Investment Trust
Fidelity Advisor Series III           Fidelity Magellan Fund
Fidelity Advisor Series IV            Fidelity Massachusetts Municipal Trust
Fidelity Advisor Series V             Fidelity Mt. Vernon Street Trust
Fidelity Advisor Series VI            Fidelity Municipal Trust
Fidelity Advisor Series VII           Fidelity New York Municipal Trust
Fidelity Advisor Series VIII          Fidelity Puritan Trust
Fidelity Boston Street Trust          Fidelity School Street Trust
Fidelity California Municipal Trust   Fidelity Securities Fund
Fidelity Capital Trust                Fidelity Select Portfolios
Fidelity Charles Street Trust         Fidelity Sterling Performance Portfolio, L.P.
Fidelity Commonwealth Trust           Fidelity Summer Street Trust
Fidelity Congress Street Fund         Fidelity Trend Fund
Fidelity Contrafund                   Fidelity U.S. Investments-Bond Fund, L.P.
Fidelity Corporate Trust              Fidelity U.S. Investments-Government Securities
Fidelity Court Street Trust              Fund, L.P.
Fidelity Covington Trust              Fidelity Union Street Trust
Fidelity Deutsche Mark Performance    Fidelity Yen Performance Portfolio, L.P.
  Portfolio, L.P.                     Variable Insurance Products Fund
Fidelity Devonshire Trust             Variable Insurance Products Fund II
Fidelity Exchange Fund
Fidelity Financial Trust
Fidelity Fixed-Income Trust
Fidelity Government Securities Fund
Fidelity Hastings Street Trust


plus any other investment company for which Fidelity Management & Research Company or an affiliate acts as investment adviser and for which the undersigned individuals serve as Directors, Trustees, or General Partners (collectively, the "Funds"), hereby severally constitute and appoint Arthur
J. Brown, Arthur C. Delibert, Stephanie A. Djinis, Robert C. Hacker, Thomas
M. Leahey, Richard M. Phillips and Dana L. Platt, each of them singly, our true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for us and in our names in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, Form N-8A or any successor thereto, any and all subsequent Amendments, Pre-Effective Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A or any successor thereto, any Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in our names and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission, hereby ratifying and confirming all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.
 WITNESS our hands on this seventeenth day of October, 1996.
/s/Edward C. Johnson 3d              /s/Donald J. Kirk

Edward C. Johnson 3d                 Donald J. Kirk



/s/J. Gary Burkhead                  ____________________

J. Gary Burkhead                     Peter S. Lynch

/s/Ralph F. Cox                      /s/Gerald C. McDonough

Ralph F. Cox                         Gerald C. McDonough





___________________                  /s/Edward H. Malone

Phyllis Burke Davis                  Edward H. Malone





/s/Richard J. Flynn                  /s/Marvin L. Mann

Richard J. Flynn                     Marvin L. Mann





___________________                  /s/Thomas R. Williams

E. Bradley Jones                     Thomas R. Williams



POWER OF ATTORNEY
 I, the undersigned Treasurer and principal financial and accounting officer of the following investment companies:

Fidelity Advisor Annuity Fund         Fidelity Institutional Trust
Fidelity Advisor Series I             Fidelity Investment Trust
Fidelity Advisor Series II            Fidelity Magellan Fund
Fidelity Advisor Series III           Fidelity Massachusetts Municipal Trust
Fidelity Advisor Series IV            Fidelity Mt. Vernon Street Trust
Fidelity Advisor Series V             Fidelity Municipal Trust
Fidelity Advisor Series VI            Fidelity New York Municipal Trust
Fidelity Advisor Series VII           Fidelity Puritan Trust
Fidelity Advisor Series VIII          Fidelity School Street Trust
Fidelity Boston Street Trust          Fidelity Securities Fund
Fidelity California Municipal Trust   Fidelity Select Portfolios
Fidelity Capital Trust                Fidelity Sterling Performance Portfolio, L.P.
Fidelity Charles Street Trust         Fidelity Summer Street Trust
Fidelity Commonwealth Trust           Fidelity Trend Fund
Fidelity Congress Street Fund         Fidelity U.S. Investments-Bond Fund, L.P.
Fidelity Contrafund                   Fidelity U.S. Investments-Government Securities
Fidelity Corporate Trust                 Fund, L.P.
Fidelity Court Street Trust           Fidelity Union Street Trust
Fidelity Covington Trust              Fidelity Yen Performance Portfolio, L.P.
Fidelity Destiny Portfolios           Variable Insurance Products Fund
Fidelity Deutsche Mark Performance    Variable Insurance Products Fund II
  Portfolio, L.P.
Fidelity Devonshire Trust
Fidelity Exchange Fund
Fidelity Financial Trust
Fidelity Fixed-Income Trust
Fidelity Government Securities Fund
Fidelity Hastings Street Trust
Fidelity Income Fund

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plus any other investment company for which Fidelity Management & Research
Company or an affiliate acts as investment adviser and for which the undersigned individuals serve as Treasurer and principal financial and accounting officer (collectively, the "Funds"), hereby severally constitute and appoint John H. Costello and John E. Ferris each of them singly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them to sign for me and in my name in the appropriate capacity, all Registration Statements of the Funds on Form
N-1A, Form N-8A or any successor thereto, any and all subsequent
Amendments, Pre-Effective Amendments, or Post-Effective Amendments to said
Registration Statements on Form N-1A or any successor thereto, any
Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities
Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.
 WITNESS my hand on the date set forth below.
/s/Kenneth A. Rathgeber    October 17, 1996

Kenneth A. Rathgeber